SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Item 1. Reports to Stockholders.

2011 SEMIANNUAL REPORT

COLLEGE RETIREMENT
EQUITIES FUND

JUNE 30, 2011

Financial statements (unaudited)

UNDERSTANDING YOUR CREF REPORT

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended on June 30, 2011. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index.

•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2011.

•	The financial statements provide detailed information about the operations and financial condition of each account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

INFORMATION FOR CREF PARTICIPANTS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

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PROXY VOTING

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s web-site at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2252.

ACCOUNT MANAGEMENT

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

ABOUT THE ACCOUNTS’ BENCHMARKS

CREF STOCK ACCOUNT

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large-, mid- and small-cap stocks in 44 developed and emerging market nations throughout the world, excluding the United States. During the period, the MSCI All Country World ex USA Investable Market Index replaced the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index in the CREF Stock Composite Benchmark.

CREF GLOBAL EQUITIES ACCOUNT

The account’s benchmark is the MSCI World Index, an aggregate of 24 country indexes in developed markets, including the United States.

College Retirement Equities Fund ▪ 2011 Semiannual Report   3

ABOUT THE ACCOUNTS’ BENCHMARKS

CREF GROWTH ACCOUNT

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF EQUITY INDEX ACCOUNT

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF BOND MARKET ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

CREF INFLATION-LINKED BOND ACCOUNT

The account’s benchmark is the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF SOCIAL CHOICE ACCOUNT

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays Capital U.S. Aggregate Bond Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stocks in 23 developed nations outside the United States.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

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IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You do not incur transaction costs, including sales charges (loads) on contributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2011 to June 30, 2011).

ACTUAL EXPENSES

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

          Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

College Retirement Equities Fund ▪ 2011 Semiannual Report   5

CREF STOCK ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Stock Account returned 5.39% for the period, compared with the 5.58% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. (During the period, the MSCI All Country World ex USA Investable Market Index replaced the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index in the CREF Stock Composite Benchmark.) For the one-year period ended June 30, 2011, the account returned 32.05%, versus 31.75% for its composite index.

Stocks stall as growth slows

The broad U.S. stock market, as measured by the Russell 3000 Index, gained 6.35% for the six months. Stocks advanced in the first quarter of 2011 when strong corporate profits and steady economic growth encouraged investors. When growth appeared to slacken in May, stocks began to sell off and ended the second quarter flat.

          Concerns about Europe’s sovereign debt and Japan’s earthquake constrained foreign stock returns. The MSCI All Country World ex USA Investable Market Index, which measures stock performance in 44 developed and emerging market nations, gained 3.52% in dollar terms. A weak dollar, relative to the euro, pound and yen, amplified returns for U.S. investors. In local terms, the MSCI index lost 0.60%.

Stock choices trim results

The account trailed the broad U.S. stock market partly because of the account’s 30% allocation to foreign stocks. It lagged its composite benchmark because of unfavorable stock choices, including underweight positions in Exxon Mobil and IBM. Overweights in Target and Goldman Sachs also trimmed relative returns.

          These detractors were partially offset by successful selections, such as overweights in Watson Pharmaceuticals, UnitedHealth Group and entertainment conglomerate Viacom, and an underweight in Bank of America.

          The account’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the account’s benchmark index. They will, however, be taken into account in that day’s AUV to reflect the value of the account’s holdings at the time the AUV is calculated.

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CREF STOCK ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Stock Account	8/1/1952	5.39%	32.05%	3.34%	3.91%

CREF Stock Composite Benchmark*	—	5.58	31.75	3.30	4.14

Broad market index
Russell 3000 Index	—	6.35	32.37	3.35	3.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

At June 30, 2011, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. During the period, the MSCI All Country World ex USA Investable Market Index replaced the MSCI EAFE+Canada Index, the MSCI Emerging Markets Index and the MSCI EAFE+Canada Small Cap Index in the CREF Stock Composite Benchmark. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Stock Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period† (1/1/11–6/30/11)

Actual return	$1,000.00	$1,053.94	$2.34
5% annual hypothetical return	1,000.00	1,022.51	2.31

†

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.46%.

For more information about this expense example, please see page 5.

College Retirement Equities Fund ▪ 2011 Semiannual Report 7

CREF STOCK ACCOUNT

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Financials	17.9
Information technology	14.6
Industrials	12.0
Consumer discretionary	11.9
Energy	11.0
Health care	10.2
Consumer staples	8.4
Materials	7.1
Telecommunication services	3.3
Utilities	3.3
Short-term investments	5.6
Other assets & liabilities, net	–5.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	60.2
$4 billion–$15 billion	24.1
Under $4 billion	15.7

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 6/30/2011

United States	64.3
United Kingdom	4.0
Japan	3.9
Canada	2.8
Switzerland	2.1
France	2.1
Germany	1.9
Australia	1.5
56 other nations	12.1
Short-term investments	5.3

Total	100.0

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CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Global Equities Account returned 4.77% for the period, compared with the 5.29% return of its benchmark, the MSCI World Index. For the one-year period ended June 30, 2011, the account returned 30.81%, versus 30.51% for the index.

The global rally loses steam

The global equity markets performed well during the first quarter of 2011, when the MSCI World Index gained 4.80%. However, the index rose just 0.47% in the second quarter, on evidence of slowing global growth and renewed concerns about the European sovereign debt crisis. A stronger euro, pound and yen, relative to the dollar, enhanced returns for U.S. investors. The World index returned 2.92% in local currencies for the six months.

          North American stocks, which made up more than one-half of the benchmark’s market capitalization, drove results with a 5.6% gain. The benchmark’s European segment returned 9.1%, driven by double-digit gains from France (up 15.5%) and Germany (up 14.2%). A 4.8% decline in Japanese stocks, in the wake of the catastrophic earthquake in March, led the Pacific segment to a 2.0% loss.

Stock choices reduce returns

The account lagged its benchmark because of several unsuccessful stock selections, including out-of-benchmark positions in General Motors, Danish jewelry maker Pandora, online brokerage firm E*Trade Financial and health care company Swedish Orphan Biovitrum. An overweight in PostNL, a private mail carrier based in the Netherlands, also detracted from the account’s relative results.

          These effects were partially offset by favorable positions that included an overweight in France’s Edenred, which provides prepaid cards for corporate spending. Overweight holdings in Dutch financial giant ING and UK-based software firm Autonomy also boosted relative returns.

          The account’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the account’s accumulation unit value (AUV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the account’s benchmark index. They will, however, be taken into account in that day’s AUV to reflect the value of the account’s holdings at the time the AUV is calculated.

College Retirement Equities Fund ▪ 2011 Semiannual Report 9

CREF GLOBAL EQUITIES ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Global Equities Account	5/1/1992	4.77%	30.81%	2.46%	3.61%

MSCI World Index	—	5.29	30.51	2.28	3.97

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Global Equities Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,047.75	$2.49
5% annual hypothetical return	1,000.00	1,022.36	2.46

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.49%.

For more information about this expense example, please see page 5.

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CREF GLOBAL EQUITIES ACCOUNT

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Financials	19.5
Information technology	12.5
Consumer discretionary	12.1
Industrials	11.6
Energy	10.3
Health care	9.9
Consumer staples	8.5
Materials	8.5
Telecommunication services	3.0
Utilities	2.5
Short-term investments	7.3
Other assets & liabilities, net	–5.7

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	64.3
$4 billion–$15 billion	26.6
Under $4 billion	9.1

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 6/30/2011

United States	45.1
United Kingdom	9.4
Japan	7.0
France	4.3
Canada	4.2
Switzerland	3.9
Germany	3.0
Australia	2.6
42 other nations	13.6
Short-term investments	6.9

Total	100.0

College Retirement Equities Fund ▪ 2011 Semiannual Report 11

CREF GROWTH ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Growth Account returned 6.31% for the period, compared with the 6.83% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended June 30, 2011, the account returned 33.34%, versus 35.01% for the index.

Growth stocks outpace value issues

In the first half of 2011, large-cap growth stocks outperformed the 5.92% return of large-cap value issues, as measured by the Russell 1000 Value Index. This continued the trend of 2010, when large-cap growth outpaced large-cap value, by more than one percentage point.

          However, for the ten years ended June 30, 2011, the Russell 1000 Growth Index posted an average annual return of 2.24%, significantly less than the 3.99% average return of its value counterpart.

Energy leads the way

All nine industry sectors of the account’s benchmark posted positive results for the period, but gains differed sharply. Energy, which made up more than one-tenth of the market capitalization of the index at period-end, climbed 11.4% during the six months. The producer durables and consumer discretionary sectors, together accounting for more than one-quarter of the index, rose 8.0% and 7.8%, respectively. Both were helped by increased demand from overseas.

          Technology, the benchmark’s largest sector, making up more than one-quarter of its market cap, was up just 1.6% for the period. Signs that the economic recovery was faltering prompted some investors to move into the more defensive consumer and health care sectors.

Stock choices trim return

The account lagged its benchmark because of several unfavorable stock selections. The largest detractor from relative performance was an underweight position in Exxon Mobil. Overweights in three technology companies—Google, Juniper Networks and Akamai Technologies—also reduced the account’s return.

          These detractors were partly offset by positive contributions from successful stock choices that included out-of-benchmark holdings in Watson Pharmaceuticals and Chinese online search engine Baidu. Overweight positions in medical device manufacturer Intuitive Surgical and communications equipment maker Polycom, and an underweight in technology giant Cisco Systems, also helped relative performance.

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CREF GROWTH ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Growth Account	4/29/1994	6.31%	33.34%	5.03%	1.24%

Russell 1000 Growth Index	—	6.83	35.01	5.33	2.24

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Growth Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,063.14	$2.25
5% annual hypothetical return	1,000.00	1,022.61	2.21

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.44%.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Information technology	28.0
Consumer discretionary	15.9
Industrials	12.5
Health care	11.1
Energy	10.4
Consumer staples	8.6
Materials	6.4
Financials	5.3
Telecommunication services	1.0
Short-term investments	0.7
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	65.7
$4 billion–$15 billion	29.9
Under $4 billion	4.4

Total	100.0

College Retirement Equities Fund ▪ 2011 Semiannual Report 13

CREF EQUITY INDEX ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Equity Index Account returned 6.16% for the period, compared with the 6.35% return of its benchmark, the Russell 3000® Index. For the one-year period ended June 30, 2011, the account returned 31.79%, versus 32.37% for the index.

          For the six-month period, the account’s return trailed that of its benchmark, primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s return does not. The account had a risk profile similar to that of its benchmark.

U.S. stocks gain despite headwinds

U.S. stocks, as measured by the Russell 3000, finished the first half of 2011 with a substantial gain, despite growing concerns in the second quarter about the sustainability of the U.S. economic recovery. In the first quarter, the broad market climbed 6.38%, when rising corporate profits and strong growth overseas continued to propel the rally that had begun in September 2010. But U.S. stocks were flat in the second quarter, as global economic growth appeared to be slowing.

          During the six months, mid-cap issues led the market with an 8.08% gain, outperforming large caps and small caps, which rose 6.37% and 6.21%, respectively. Growth stocks within the Russell 3000 outperformed value issues, 6.98% to 5.74%. (Returns by investment-style and market capitalization are based on the Russell indexes.)

Health care and energy drive the index

Eight of the benchmark’s nine industry sectors advanced during the period, and two scored double-digit gains. Results were largely driven by solid contributions from the health care and energy sectors, which rose 13.9% and 10.9%, respectively. Together, these two sectors made up nearly one-fourth of the total market capitalization of the index on June 30, 2011. An 8.1% return from the sizable consumer discretionary sector also pushed the benchmark higher.

          Overall returns were hampered, however, by disappointing results from the benchmark’s two largest sectors: financial services lost 0.8%, while technology gained just 1.8%.

Three leading stocks shine

Three of the five largest stocks in the Russell 3000 Index achieved double-digit gains for the period. Technology bellwether IBM climbed 17.9%. Energy giants Chevron and Exxon Mobil rose 14.4% and 12.5%, respectively. General Electric (up 4.7%) and Apple (up 4.1%) posted returns that lagged the overall market.

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CREF EQUITY INDEX ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Equity Index Account	4/29/1994	6.16%	31.79%	2.96%	3.04%

Russell 3000 Index	—	6.35	32.37	3.35	3.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Equity Index Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,061.58	$1.99
5% annual hypothetical return	1,000.00	1,022.86	1.96

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.39%.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

Sector	% of net assets as of 6/30/2011

Information technology	17.7
Financials	16.0
Industrials	11.7
Health care	11.6
Consumer discretionary	11.6
Energy	11.5
Consumer staples	8.9
Materials	4.5
Utilities	3.4
Telecommunication services	2.8
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 6/30/2011

Over $15 billion	65.4
$4 billion–$15 billion	20.6
Under $4 billion	14.0

Total	100.0

College Retirement Equities Fund ▪ 2011 Semiannual Report 15

CREF BOND MARKET ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Bond Market Account returned 2.67% for the period, compared with the 2.72% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. For the one-year period ended June 30, 2011, the account returned 4.20%, versus 3.90% for the index.

Bonds gain as the recovery falters

During the six months, economic growth in the United States slowed, constrained by persistently high unemployment, a depressed housing market and rising oil prices. The nation’s gross domestic product increased at a year-over-year rate of 1.6% in the second quarter of 2011, down sharply from the 3.1% rate in the last quarter of 2010.

          To help stimulate the economy, the Federal Reserve maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%. The Fed also continued to purchase U.S. Treasury securities, in an effort to lower long-term interest rates.

          The Barclays Capital U.S. Aggregate Bond Index, which measures the U.S. investment-grade, fixed-rate bond market, returned 0.42% for the first quarter, when increased corporate profits and an uptick in private-sector jobs drove investors to seek the potentially higher returns of stocks. In the second quarter, disappointing jobs reports, Europe’s sovereign debt crisis and concerns about the long-term effects of Japan’s earthquake prompted a stock sell-off. As many investors turned to bonds, the index gained 2.29%.

Corporate bonds outpace Treasuries

Corporate bonds, which made up one-fifth of the benchmark’s market capitalization, gained 3.2%. U.S. mortgage-backed securities and U.S. Treasuries, each representing about one-third of the index, returned 2.9% and 2.2%, respectively. The small commercial mortgage-backed sector gained 3.7%, while U.S. agencies trailed with a 1.9% return. The yield on 2-year Treasury notes fell from 0.61% at year-end 2010 to 0.45% on June 30, 2011. The 10-year yield slid from 3.30% to 3.18%.

The account tracks the index

The account’s return was just 0.05 of a percentage point behind that of the Barclays Capital aggregate index. The slight lag was primarily due to underweights in U.S. Treasury securities, which rallied in April and May, and in U.S. mortgage-backed securities.

          Partly offsetting these detractors were the account’s investments in corporate bonds, including out-of-benchmark holdings in high-yield and emerging market securities. Overweights and favorable security selections in asset-backed securities also helped.

16 2011 Semiannual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Bond Market Account	3/1/1990	2.67%	4.20%	5.72%	5.29%

Barclays Capital U.S. Aggregate Bond Index	—	2.72	3.90	6.52	5.74

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Bond Market Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,026.70	$2.11
5% annual hypothetical return	1,000.00	1,022.71	2.11

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 5.

College Retirement Equities Fund ▪ 2011 Semiannual Report 17

CREF BOND MARKET ACCOUNT

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2011

Mortgage-backed securities†	30.8
Corporate bonds	20.5
U.S. Treasury securities	17.0
Foreign government & corporate bonds denominated in U.S. dollars	13.1
U.S. agency securities	10.0
Commercial mortgage-backed securities	4.6
Asset-backed securities	1.5
Municipal bonds	0.6
Bank loan obligations	0.1
Short-term investments	17.0
Other assets & liabilities, net	–15.2

Total	100.0

†	Includes mortgage pass-through securities and collateralized mortgage obligations

HOLDINGS BY MATURITY

% of fixed-income investments as of 6/30/2011

Less than 1 year	18.4
1–3 years	10.7
3–5 years	13.2
5–10 years	14.6
Over 10 years	43.1

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of fixed-income investments as of 6/30/2011

Aaa/AAA	68.3
Aa/AA	6.3
A/A	10.1
Baa/BBB	10.7
Ba/BB	2.7
B/B	1.5
Below B/B	0.4

Total	100.0

*

These figures are based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. Where Moody’s ratings are not available, we have used Standard & Poor’s or Fitch’s ratings. These ratings are subject to change without notice.

18   2011 Semiannual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Inflation-Linked Bond Account returned 5.51% for the period, compared with the 5.81% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). For the one-year period ended June 30, 2011, the account returned 7.17%, versus 7.74% for the index.

Growth retreats, while prices climb

During the six months, economic growth in the United States slowed, constrained by persistently high unemployment, a depressed housing market and rising oil prices. Gross domestic product increased at a year-over-year rate of 1.6% in the second quarter of 2011, down sharply from the 3.1% rate in the last quarter of 2010.

          Inflation trended upward. When political change in the Middle East raised fears about disruptions of future supplies in April, oil soared to $114 a barrel. On June 30, 2011, the Consumer Price Index was 3.6% higher than it had been one year earlier.

          More concerned about slowing growth than rising prices, the Federal Reserve maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%. The Fed also purchased U.S. Treasury securities, in an effort to lower long-term interest rates.

TIPS lead the broad bond market

TIPS returned 2.08% in the first quarter, when increased corporate profits drove investors to seek the potentially higher returns of stocks. In the second quarter, renewed concern about Europe’s sovereign debt prompted a stock sell-off. As investors turned to U.S. Treasuries, including TIPS, the benchmark gained 3.66%.

          For the period, TIPS’ return was more than double the 2.72% return of the broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. For the ten years ended June 30, 2011, the TIPS index gained an average annual 6.95%, versus 5.74% for the aggregate index.

The account lags its benchmark

The account trailed the TIPS index partly because the account’s return includes a deduction for expenses, while the benchmark’s return does not. Because the account holds substantially the same portfolio as its benchmark, the above discussion of the benchmark’s performance also applies to the performance of the account.

          During the period, the account’s managers kept the account’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy helped the account more closely track the characteristics of its benchmark.

College Retirement Equities Fund ▪ 2011 Semiannual Report   19

CREF INFLATION-LINKED BOND ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Inflation-Linked Bond Account	5/1/1997	5.51%	7.17%	6.38%	6.48%

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)	—	5.81	7.74	6.91	6.95

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Inflation-Linked Bond Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,055.09	$2.14
5% annual hypothetical return	1,000.00	1,022.71	2.11

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 5.

HOLDINGS BY MATURITY

% of portfolio investments as of 6/30/2011

1–3 years	18.0
3–5 years	19.8
5–10 years	31.7
Over 10 years	30.5

Total	100.0

20   2011 Semiannual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Social Choice Account returned 4.31% for the period, compared with the 4.72% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays Capital U.S. Aggregate Bond Index. For the one-year period ended June 30, 2011, the account returned 19.07%, versus 20.30% for its composite index. The account screens investments according to social criteria, while the benchmark does not.

Stock exclusions reduce returns

Because of its social screens, the account did not invest in a number of stocks that were included in its composite benchmark. The net result was to lower the account’s return relative to that of its benchmark.

          The account’s underperformance was due in part to the exclusion of several well-performing energy companies, including Exxon Mobil (up 12.5%) and Chevron (up 14.4%). The absence of global pharmaceutical giants Pfizer and France’s Sanofi-Aventis also reduced relative return.

          In contrast, relative performance was enhanced by avoiding four large-cap U.S. financial companies: Bank of America, Goldman Sachs, Citigroup and JPMorgan Chase, all of which posted losses partly due to the ongoing downturn in the housing market. The exclusion of Tokyo Electric Power also helped.

Strategies help limit risks

Because of the exclusion of some stocks, the account’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of its composite benchmark. One such method is to overweight or underweight specific stocks relative to the benchmark.

          During the period, the account’s relative performance was adversely affected by overweight holdings in technology giants Microsoft (down 5.7%), Cisco Systems (down 22.6%), Finland’s Nokia (down 32.6%) and BlackBerry manufacturer Research in Motion (down 50.6%). Partially offsetting these detractors were overweights in Marathon Oil, Volkswagen, insurer Aetna and biotechnology company Biogen Idec.

Bonds boost relative performance

For the six months, the account’s fixed-income portion posted a positive return and outpaced the Barclays Capital aggregate index. Major contributors to the account’s outperformance were overweight positions in corporate bonds and asset-backed securities, and investments in municipal fixed-income securities. These favorable effects were partly offset by an underweight holding in U.S. Treasury securities, which rallied in April and May.

College Retirement Equities Fund ▪ 2011 Semiannual Report   21

CREF SOCIAL CHOICE ACCOUNT

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Social Choice Account	3/1/1990	4.31%	19.07%	4.54%	4.51%

CREF Social Choice Composite Benchmark*	—	4.72	20.30	4.65	4.47

Broad market index
Russell 3000® Index	—	6.35	32.37	3.35	3.44

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in an index. Index returns do not include a deduction for fees or expenses.

*

At June 30, 2011, the CREF Social Choice Composite Benchmark consisted of: 47% Russell 3000 Index; 40% Barclays Capital U.S. Aggregate Bond Index; and 13% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Social Choice Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period† (1/1/11–6/30/11)

Actual return	$1,000.00	$1,043.09	$2.13
5% annual hypothetical return	1,000.00	1,022.71	2.11

†

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 5.

22 2011 Semiannual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2011

Equities	59.9
Long-term bonds	39.3
Short-term investments	8.0
Other assets & liabilities, net	–7.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization (Equity segment)	% of equity investments as of 6/30/2011

Over $15 billion	69.6
$4 billion–$15 billion	24.1
Under $4 billion	6.3

Total	100.0

HOLDINGS BY MATURITY

(Fixed-income segment)	% of fixed-income investments as of 6/30/2011

Less than 1 year	19.9
1–3 years	8.6
3–5 years	16.1
5–10 years	12.4
Over 10 years	43.0

Total	100.0

College Retirement Equities Fund ▪ 2011 Semiannual Report 23

CREF MONEY MARKET ACCOUNT

PERFORMANCE FOR THE SIX MONTHS ENDED JUNE 30, 2011

The CREF Money Market Account returned 0.00% for the period, compared with the 0.01% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average.

Growth stalls, and the Fed holds firm

During the six months, economic growth in the United States was constrained by high unemployment, a depressed housing market and rising oil prices. Gross domestic product increased at a year-over-year rate of 1.6% in the second quarter of 2011, down sharply from the 3.1% rate in the last quarter of 2010. Unemployment rose to 9.2%.

          In response, the Federal Reserve maintained its target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) within a range of 0% to 0.25%. The Fed also continued to purchase U.S. Treasury securities until this initiative ended on June 30.

Treasuries rally, but LIBOR is flat

Europe’s sovereign debt problems, political change in the Middle East, Japan’s earthquake and the United States’ own debt issues all precipitated a flight-to-quality. As investors sought high-quality issues, yields on short-term U.S. Treasuries fell to near zero.

          Despite the challenging global picture, LIBOR yields moved little. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) For the period, the three-month LIBOR declined from 0.30% to 0.25%; the twelve-month LIBOR slid from 0.78% to 0.73%.

The account seeks yield and safety

In pursuit of relative value and to comply with SEC regulations, the account maintained about one-half of its portfolio in U.S. Treasury and agency securities. The account also purchased high-quality corporate securities. On June 28, 2011, the account’s weighted average maturity was 54 days, versus 41 days for the average iMoneyNet fund. In the low interest rate environment, part or all of the account’s 12b-1 distribution fees and/or administrative fees were voluntarily withheld by TIAA (waived) to keep the account’s yield from being negative.

24 2011 Semiannual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 28, 2011*

	Current yield	Effective yield

CREF Money Market Account†	0.00%	0.00%

iMoneyNet Money Fund Report Averages™—All Taxable‡	0.02	0.02

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2011

		Total return		Average annual total return

	Inception date	6 months	1 year	5 years	10 years

CREF Money Market Account†	4/1/1988	0.00%	0.00%	1.98%	1.97%

iMoneyNet Money Fund Report
Averages—All Taxable‡	—	0.01	0.03	1.86	1.80

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

†

Beginning July 16, 2009, part or all of the 12b-1 distribution fees and/or administrative fees for the CREF Money Market Account are being voluntarily withheld by TIAA (“waived”). Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice. Amounts waived on or after October 1, 2010 are subject to possible recovery by TIAA under certain conditions.

‡	The iMoneyNet Money Fund Report Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ▪ 2011 Semiannual Report 25

CREF MONEY MARKET ACCOUNT

EXPENSE EXAMPLE

Six months ended June 30, 2011

CREF Money Market Account	Beginning account value (1/1/11)	Ending account value (6/30/11)	Expenses paid during period* (1/1/11–6/30/11)

Actual return	$1,000.00	$1,000.01	$0.99
5% annual hypothetical return	1,000.00	1,023.80	1.00

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2011. The account’s annualized six-month expense ratio for that period was 0.20%. The expense charges reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of net assets as of 6/30/2011

Commercial paper	44.3
U.S. government agency securities	29.1
U.S. Treasury securities	13.6
Floating-rate securities, government	6.6
Certificates of deposit	6.3
Foreign government securities	0.1

Total	100.0

26 2011 Semiannual Report ▪ College Retirement Equities Fund

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

CORPORATE BONDS

FOOD & STAPLES RETAILING			$52	0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6	0.0

REAL ESTATE			20	0.0

	TOTAL CORPORATE BONDS	(Cost $70)	78	0.0

Shares		Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS			2,269,383	2.0

BANKS
11,957,858		US Bancorp	305,044	0.4
32,304,703		Wells Fargo & Co	906,469	0.9
		Other	5,204,357	4.6

			6,415,870	5.9

CAPITAL GOODS
4,545,532		Boeing Co	336,050	0.3
3,051,297		Caterpillar, Inc	324,842	0.3
46,520,376		General Electric Co	877,374	0.8
7,177,111		Honeywell International, Inc	427,683	0.4
		Other	7,929,088	7.1

			9,895,037	8.9

COMMERCIAL & PROFESSIONAL SERVICES			1,210,000	1.1

CONSUMER DURABLES & APPAREL
6,087,239	a	Jarden Corp	210,071	0.2
		Other	1,906,359	1.7

			2,116,430	1.9

CONSUMER SERVICES
5,129,316	*,a,e	Orient-Express Hotels Ltd (Class A)	55,140	0.0
		Other	1,936,143	1.8

			1,991,283	1.8

DIVERSIFIED FINANCIALS
41,483,549	e	Bank of America Corp	454,661	0.4
18,464,909		Citigroup, Inc	768,880	0.7
2,617,864		Goldman Sachs Group, Inc	348,411	0.3
8,823,000	a	Japan Asia Investment Co Ltd	9,814	0.0
18,540,073	e	JPMorgan Chase & Co	759,032	0.7
		Other	3,916,838	3.5

			6,257,636	5.6

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 27

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

ENERGY
8,800,095		Chevron Corp	$905,001	0.8%
5,468,214		ConocoPhillips	411,154	0.4
20,243,186	e	Exxon Mobil Corp	1,647,389	1.5
7,128,863	e	Occidental Petroleum Corp	741,686	0.7
6,978,373	e	Schlumberger Ltd	602,932	0.5
		Other	7,924,561	7.1

			12,232,723	11.0

FOOD & STAPLES RETAILING			1,815,372	1.6

FOOD, BEVERAGE & TOBACCO
11,292,205	e	Coca-Cola Co	759,853	0.7
8,631,463		PepsiCo, Inc	607,915	0.5
10,775,584		Philip Morris International, Inc	719,487	0.7
		Other	3,657,820	3.3

			5,745,075	5.2

HEALTH CARE EQUIPMENT & SERVICES
6,415,399		UnitedHealth Group, Inc	330,907	0.4
		Other	3,496,146	3.0

			3,827,053	3.4

HOUSEHOLD & PERSONAL PRODUCTS
12,618,157		Procter & Gamble Co	802,135	0.8
		Other	988,211	0.8

			1,790,346	1.6

INSURANCE
6,165,757	*	Berkshire Hathaway, Inc (Class B)	477,169	0.5
5,260,405		Prudential Financial, Inc	334,510	0.4
		Other	3,239,374	2.7

			4,051,053	3.6

MATERIALS
5,781,678		Freeport-McMoRan Copper & Gold, Inc (Class B)	305,850	0.4
1,908,642	a	Georgia Gulf	46,075	0.0
		Other	7,517,719	6.7

			7,869,644	7.1

MEDIA
12,891,915		Comcast Corp (Class A)	326,682	0.4
11,306,784		Walt Disney Co	441,418	0.5
		Other	2,428,720	2.0

			3,196,820	2.9

28 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
10,663,204		Johnson & Johnson	$709,316	0.6%
11,902,373		Merck & Co, Inc	420,035	0.4
22,167,242	*,a	MPM Bioventures II	4,483	0.0
5,157,549		Novartis AG.	316,091	0.3
51,856,401		Pfizer, Inc	1,068,242	1.0
4,254,176	*,a	Skyline Venture Fund II Ltd	239	0.0
1,570,242	*a,e	Vanda Pharmaceuticals, Inc	11,212	0.0
5,014,656	*	Watson Pharmaceuticals, Inc	344,657	0.3
		Other	4,649,650	4.2

			7,523,925	6.8

REAL ESTATE			3,204,095	2.9

RETAILING
6,994,111		Target Corp	328,093	0.4
5,459,992	a	Talbot’s	18,236	0.0
		Other	3,295,065	2.9

			3,641,394	3.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
23,323,587		Intel Corp	516,852	0.6
2,656,692	a	Freescale Semiconductor Holdings	48,857	0.0
		Other	2,161,037	1.8

			2,726,746	2.4

SOFTWARE & SERVICES
1,414,488	*	Google, Inc (Class A)	716,269	0.6
4,774,281		International Business Machines Corp	819,027	0.7
39,382,558		Microsoft Corp	1,023,946	0.9
22,484,920		Oracle Corp	739,978	0.7
		Other	4,011,656	3.6

			7,310,876	6.5

TECHNOLOGY HARDWARE & EQUIPMENT
5,203,936	*	Apple, Inc	1,746,806	1.6
24,620,986		Cisco Systems, Inc	384,334	0.4
12,913,687		Hewlett-Packard Co	470,059	0.4
11,614,535		Qualcomm, Inc	659,588	0.6
		Other	2,946,189	2.6

			6,206,976	5.6

TELECOMMUNICATION SERVICES
25,046,469		AT&T, Inc	786,709	0.8
14,477,837		Verizon Communications, Inc	539,009	0.6
		Other	2,365,730	1.9

			3,691,448	3.3

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 29

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2011

Shares	Company	Value (000)	% of net assets

TRANSPORTATION
4,928,158	United Parcel Service, Inc (Class B)	$359,411	0.4%
Other	1,903,343	1.6

2,262,754	2.0

UTILITIES	3,652,436	3.3

TOTAL COMMON STOCKS	(Cost $95,461,851)	110,904,375	99.7

PREFERRED STOCKS

DIVERSIFIED FINANCIALS	2,309	0.0

FOOD, BEVERAGE & TOBACCO	39,892	0.0

TOTAL PREFERRED STOCKS	(Cost $23,664)	42,201	0.0

RIGHTS/WARRANTS

AUTOMOBILES & COMPONENTS	35,097	0.0

BANKS	564	0.0

CAPITAL GOODS	138	0.0

COMMERCIAL & PROFESSIONAL SERVICES	5	0.0

CONSUMER DURABLES & APPAREL	8	0.0

DIVERSIFIED FINANCIALS	38	0.0

ENERGY	81	0.0

FOOD & STAPLES RETAILING	1	0.0

FOOD, BEVERAGE & TOBACCO	4	0.0

HEALTH CARE EQUIPMENT & SERVICES	13	0.0

INSURANCE	779	0.0

MATERIALS	16	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	228	0.0

REAL ESTATE	78	0.0

RETAILING	14	0.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	118	0.0

TECHNOLOGY HARDWARE & EQUIPMENT	54	0.0

UTILITIES	22	0.0

TOTAL RIGHTS/WARRANTS	(Cost $51,216)	37,258	0.0

30 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF STOCK ACCOUNT ▪ JUNE 30, 2011

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT
$55,200,000	d	United States Treasury Bill	0.050%, 10/20/11	$55,194	0.0%
		Other		6,997	0.0

				62,191	0.0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASE AGREEMENTS
546,521,000	n	Barclays Capital	0.010%, 07/01/11	546,521	0.5
950,000,000	o	BNP	0.010%, 07/01/11	950,000	0.9
725,000,000	p	Calyon	0.010%, 07/01/11	725,000	0.7
975,000,000	q	CSFB	0.010%, 07/01/11	975,000	0.8
480,000,000	r	Nomura Securities	0.010%, 07/01/11	480,000	0.4
405,000,000	s	RBC Capital Markets	0.005%, 07/01/11	405,000	0.4
475,000,000	t	Royal Bank of Scotland	0.010%, 07/01/11	475,000	0.4
		Other		860,000	0.8

				5,416,521	4.9

VARIABLE RATE SECURITY				808,217	0.7

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				6,224,738	5.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $6,294,448)	6,286,929	5.6

		TOTAL PORTFOLIO	(Cost $101,831,249)	117,270,841	105.3
		OTHER ASSETS & LIABILITIES, NET		(5,867,740)	(5.3)

		NET ASSETS		$111,403,101	100.0%

*	Non-income producing.

a	Affiliated holding.

d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

e	All or a portion of these securities are out on loan.

n	Agreement with Barclays Capital, 0.01% dated 06/30/11 to be repurchased at $546,521,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $557,451,000.

o	Agreement with BNP, 0.01% dated 06/30/11 to be repurchased at $950,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $969,000,000.

p	Agreement with Calyon, 0.01% dated 06/30/11 to be repurchased at $725,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $739,500,000.

q	Agreement with CSFB, 0.01% dated 06/30/11 to be repurchased at $975,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $994,502,000.

r	Agreement with Nomura Securities, 0.01% dated 06/30/11 to be repurchased at $480,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $484,011,000.

s	Agreement with RBC Capital Markets, 0.01% dated 06/30/11 to be repurchased at $405,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $413,100,000.

t	Agreement with Royal Bank of Scotland, 0.10% dated 06/30/11 to be repurchased at $475,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $484,502,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 31

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2011

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$81,649,607	69.6%

TOTAL DOMESTIC	81,649,607	69.6

FOREIGN
ARGENTINA	6,854	0.0
AUSTRALIA	1,746,059	1.5
AUSTRIA	163,908	0.1
BAHAMAS	390	0.0
BELGIUM	318,944	0.3
BERMUDA	70,267	0.1
BRAZIL	1,260,271	1.1
CAMBODIA	177	0.0
CANADA	3,223,455	2.8
CAYMAN ISLANDS	2,000	0.0
CHILE	117,525	0.1
CHINA	1,339,527	1.1
COLOMBIA	65,775	0.1
CYPRUS	3,335	0.0
CZECH REPUBLIC	35,573	0.0
DENMARK	216,420	0.2
EGYPT	24,144	0.0
FINLAND	239,757	0.2
FRANCE	2,394,203	2.1
GERMANY	2,185,240	1.9
GIBRALTAR	12,107	0.0
GREECE	45,189	0.0
GUERNSEY, C.I.	53,106	0.0
HONG KONG	657,487	0.6
HUNGARY	25,260	0.0
INDIA	696,477	0.6
INDONESIA	203,079	0.2
IRELAND	342,870	0.3
ISRAEL	114,179	0.1
ITALY	731,712	0.6
JAPAN	4,603,116	3.9

Country	Value (000)	% of total portfolio

JERSEY, C.I.	$1,208	0.0%
KAZAKHSTAN	7,282	0.0
KOREA, REPUBLIC OF	1,255,009	1.1
LIECHTENSTEIN	2,192	0.0
LUXEMBOURG	25,258	0.0
MACAU	85,233	0.1
MALAYSIA	265,943	0.2
MEXICO	340,896	0.3
MONACO	905	0.0
MOROCCO	10,403	0.0
NETHERLANDS	1,055,349	0.9
NEW ZEALAND	36,611	0.0
NORWAY	188,537	0.2
PANAMA	20,080	0.0
PERU	27,611	0.0
PHILIPPINES	56,479	0.0
POLAND	136,111	0.1
PORTUGAL	57,977	0.1
PUERTO RICO	8,676	0.0
RUSSIA	468,766	0.4
SINGAPORE	367,390	0.3
SOUTH AFRICA	576,693	0.5
SPAIN	550,427	0.5
SWEDEN	750,075	0.6
SWITZERLAND	2,470,842	2.1
TAIWAN	965,032	0.8
THAILAND	140,316	0.2
TURKEY	116,608	0.1
UKRAINE	4,049	0.0
UNITED ARAB EMIRATES	15,512	0.0
UNITED KINGDOM	4,714,885	4.0
VIRGIN ISLANDS, BRITISH	473	0.0

TOTAL FOREIGN	35,621,234	30.4

TOTAL PORTFOLIO	$117,270,841	100.0%

32 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2011

Shares	Company	Value (000)	% of net assets

COMMON STOCKS

ARGENTINA		$1,188	0.0%

AUSTRALIA
1,289,050	BHP Billiton Ltd	60,922	0.4
	Other	355,256	2.3

		416,178	2.7

AUSTRIA		41,038	0.3

BELGIUM		93,628	0.6

BERMUDA		3,335	0.0

BRAZIL		109,829	0.7

CANADA
1,784,235	Suncor Energy, Inc	69,930	0.4
	Other	613,949	4.0

		683,879	4.4

CHILE		6,091	0.0

CHINA		98,966	0.6

COLOMBIA		2,195	0.0

CYPRUS		284	0.0

DENMARK		99,832	0.6

FINLAND		69,010	0.4

FRANCE
3,522,569	Accor Services	107,477	0.7
929,245	Sanofi-Aventis	74,750	0.5
458,065	Vallourec	55,844	0.4
	Other	467,043	3.0

		705,114	4.6

GERMANY
930,304	Bayer AG.	74,720	0.5
	Other	410,055	2.7

		484,775	3.2

GIBRALTAR		4,087	0.0

GREECE		5,876	0.0

HONG KONG		124,006	0.8

INDIA		73,217	0.5

INDONESIA		39,534	0.3

IRELAND		72,528	0.5

ISRAEL		9,096	0.1

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 33

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

ITALY
1,241,261		Saipem S.p.A.	$64,099	0.5%
		Other	120,022	0.7

			184,121	1.2

JAPAN			1,132,925	7.4

JERSEY, C.I.			839	0.0

KAZAKHSTAN			202	0.0

KOREA, REPUBLIC OF			182,190	1.2

LUXEMBOURG			14,136	0.1

MACAU			35,286	0.2

MALAYSIA			13,930	0.1

MEXICO			23,011	0.1

NETHERLANDS
12,005,195	*	ING Groep NV	147,945	1.0
		Other	162,401	1.0

			310,346	2.0

NEW ZEALAND			1,651	0.0

NORWAY			12,201	0.1

PHILIPPINES			11,195	0.1

POLAND			8,675	0.1

PORTUGAL			39,139	0.2

RUSSIA			8,175	0.1

SINGAPORE			106,647	0.7

SOUTH AFRICA			25,312	0.2

SPAIN			95,099	0.6

SWEDEN			164,912	1.1

SWITZERLAND
1,473,879		Nestle S.A.	91,716	0.6
2,106,691		Novartis AG.	129,114	0.9
1,159,298		Philip Morris International, Inc	77,406	0.5
		Other	340,489	2.2

			638,725	4.2

TAIWAN			56,375	0.4

THAILAND			29,568	0.2

TURKEY			16,654	0.1

34 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2011

Shares		Company		Value (000)	% of net assets

UKRAINE				$8,000	0.1%

UNITED KINGDOM
1,427,598		Anglo American plc (London)		70,800	0.4
4,271,629	*	Autonomy Corp plc		117,008	0.7
3,832,844		BG Group plc		87,028	0.6
7,364,480		HSBC Holdings plc		73,016	0.5
1,407,916		Rio Tinto plc		101,661	0.7
2,908,312		Tullow Oil plc		57,916	0.4
		Other		1,020,162	6.6

				1,527,591	9.9

UNITED STATES
1,598,958		Aetna, Inc		70,498	0.5
575,151	*	Apple, Inc		193,062	1.3
2,636,749		AT&T, Inc		82,820	0.5
1,067,361		Chevron Corp		109,768	0.7
1,826,242		Citigroup, Inc		76,044	0.5
1,419,853		Coca-Cola Co		95,541	0.6
4,461,573	*	E*Trade Financial Corp		61,570	0.4
1,764,519		Exxon Mobil Corp		143,598	0.9
3,579,783		General Electric Co		67,516	0.4
190,424	*	Google, Inc (Class A)		96,426	0.6
948,124		Honeywell International, Inc		56,498	0.4
542,892		International Business Machines Corp		93,132	0.6
1,995,000		iShares MSCI EAFE Index Fund		119,979	0.8
1,750,935		JPMorgan Chase & Co		71,683	0.5
5,112,248		Microsoft Corp		132,917	0.9
908,835		Occidental Petroleum Corp		94,556	0.6
2,437,728		Oracle Corp		80,225	0.5
973,715		PepsiCo, Inc		68,579	0.4
5,627,013		Pfizer, Inc		115,917	0.8
898,094		Procter & Gamble Co		57,093	0.4
849,684		Prudential Financial, Inc		54,032	0.4
1,114,630		Qualcomm, Inc		63,299	0.4
751,200		Schlumberger Ltd		64,905	0.4
4,088,172		Seagate Technology, Inc		66,065	0.4
1,359,500		SPDR Trust Series 1		179,412	1.2
1,045,905		UnitedHealth Group, Inc		53,948	0.3
4,151,408		Wells Fargo & Co		116,488	0.8
		Other		4,807,902	31.3

				7,293,473	47.5

VIRGIN ISLANDS, BRITISH				3,806	0.0

		TOTAL COMMON STOCKS	(Cost $13,176,722)	15,087,870	98.2

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 35

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2011

Shares		Company		Value (000)		% of net assets

RIGHTS/WARRANTS
AUSTRALIA				$0	^	0.0%
FRANCE				143		0.0
ITALY				7		0.0
MALAYSIA				25		0.0
SPAIN				21		0.0
UNITED STATES				36,178		0.2

		TOTAL RIGHTS/WARRANTS	(Cost $51,347)	36,374		0.2

Principal		Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT				179,062		1.2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
VARIABLE RATE SECURITY				145,023		0.9

REPURCHASE AGREEMENTS
$150,000,000	o	BNP	0.010%, 07/01/11	150,000		0.9
100,000,000	p	Calyon	0.010%, 07/01/11	100,000		0.7
133,000,000	q	CSFB	0.010%, 07/01/11	133,000		0.9
80,000,000	r	MF Global, Inc	0.010%, 07/01/11	80,000		0.5
85,000,000	s	Nomura Securities	0.010%, 07/01/11	85,000		0.6
73,000,000	t	UBS Warburg	0.010%, 07/01/11	73,000		0.5
		Other		170,868		1.1

				791,868		5.2

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				936,891		6.1

		TOTAL SHORT-TERM INVESTMENTS	(Cost $1,117,256)	1,115,953		7.3

		TOTAL PORTFOLIO	(Cost $14,345,325)	16,240,197		105.7
		OTHER ASSETS & LIABILITIES, NET		(874,329)		(5.7)

		NET ASSETS		$15,365,868		100.0%

Abbreviation(s):
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.

^	Amount represents less than $1,000.

o	Agreement with BNP, 0.01% dated 06/30/11 to be repurchased at $150,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $153,000,000.

p	Agreement with Calyon, 0.01% dated 06/30/11 to be repurchased at $100,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $102,000,000.

q	Agreement with CSFB, 0.01% dated 06/30/11 to be repurchased at $133,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $135,661,000.

r	Agreement with MF Global, 0.01% dated 06/30/11 to be repurchased at $80,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $81,600,000.

s	Agreement with Nomura Securities, 0.01% dated 06/30/11 to be repurchased at $85,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $86,700,000.

t	Agreement with UBS Warburg, 0.01% dated 06/30/11 to be repurchased at $73,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $74,460,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

36 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2011

Sector	Value (000)	% of net assets

FINANCIALS	$2,995,053	19.5%
INFORMATION TECHNOLOGY	1,927,008	12.5
CONSUMER DISCRETIONARY	1,856,480	12.1
INDUSTRIALS	1,783,359	11.6
ENERGY	1,584,520	10.3
HEALTH CARE	1,518,923	9.9
CONSUMER STAPLES	1,312,855	8.5
MATERIALS	1,304,455	8.5
TELECOMMUNICATION SERVICES	460,564	3.0
UTILITIES	381,027	2.5
SHORT-TERM INVESTMENTS	1,115,953	7.3
OTHER ASSETS & LIABILITIES, NET	(874,329)	(5.7)

NET ASSETS	$15,365,868	100.0%

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 37

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$212,369	1.5%

BANKS			11,741	0.1

CAPITAL GOODS
678,183		3M Co	64,325	0.5
1,231,970		Boeing Co	91,080	0.6
1,199,697		Caterpillar, Inc	127,719	1.0
1,202,656		Danaher Corp	63,729	0.4
809,129		Deere & Co	66,713	0.6
1,753,844		Emerson Electric Co	98,654	0.7
1,454,575		Honeywell International, Inc	86,678	0.6
711,492		Precision Castparts Corp	117,148	0.8
1,320,163		United Technologies Corp	116,848	0.8
		Other	604,134	4.2

			1,437,028	10.2

COMMERCIAL & PROFESSIONAL SERVICES			60,700	0.4

CONSUMER DURABLES & APPAREL			287,195	2.0

CONSUMER SERVICES
1,713,726	*	Las Vegas Sands Corp	72,336	0.5
1,121,261		McDonald’s Corp	94,546	0.7
2,466,207		Starbucks Corp	97,392	0.7
		Other	185,740	1.3

			450,014	3.2

DIVERSIFIED FINANCIALS
2,670,750		iShares Russell 1000 Growth Index Fund	162,596	1.2
		Other	361,025	2.6

			523,621	3.8

ENERGY
956,065	*	Concho Resources, Inc	87,816	0.6
5,084,830	d	Exxon Mobil Corp	413,804	2.9
2,733,176		Schlumberger Ltd	236,145	1.7
		Other	741,312	5.2

			1,479,077	10.4

FOOD & STAPLES RETAILING
1,081,548		Costco Wholesale Corp	87,864	0.6
1,452,179		Wal-Mart Stores, Inc	77,169	0.5
		Other	93,141	0.7

			258,174	1.8

38 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
2,930,322		Coca-Cola Co	$197,182	1.4%
1,707,076		PepsiCo, Inc	120,230	0.8
2,459,417		Philip Morris International, Inc	164,215	1.2
		Other	284,114	1.9

			765,741	5.3

HEALTH CARE EQUIPMENT & SERVICES
277,485	*	Intuitive Surgical, Inc	103,254	0.8
		Other	580,608	4.0

			683,862	4.8

HOUSEHOLD & PERSONAL PRODUCTS
678,457		Estee Lauder Cos (Class A)	71,367	0.5
		Other	120,988	0.9

			192,355	1.4

INSURANCE			63,756	0.4

MATERIALS
2,012,076		Freeport-McMoRan Copper & Gold, Inc (Class B)	106,440	0.7
2,154,175		Monsanto Co	156,263	1.1
590,180		Walter Energy, Inc	68,343	0.5
		Other	580,805	4.1

			911,851	6.4

MEDIA
1,453,105	*	DIRECTV	73,847	0.5
5,102,713		Interpublic Group of Cos, Inc	63,784	0.4
1,273,758		Viacom, Inc (Class B)	64,962	0.5
2,123,138		Walt Disney Co	82,886	0.5
		Other	226,835	1.7

			512,314	3.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,575,404		Abbott Laboratories	82,898	0.6
1,420,343		Allergan, Inc	118,245	0.8
586,132	*	Biogen Idec, Inc	62,669	0.4
1,455,373	*	Watson Pharmaceuticals, Inc	100,028	0.7
		Other	537,344	3.8

			901,184	6.3

REAL ESTATE			153,330	1.0

RETAILING
1,260,353	*	Amazon.com, Inc	257,730	1.8
		Other	548,106	3.8

			805,836	5.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			380,067	2.7

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2011

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
1,511,008		Accenture plc		$91,295	0.7%
1,669,978	*	Autodesk, Inc		64,461	0.5
683,881	*	Google, Inc (Class A)		346,303	2.4
1,827,056		International Business Machines Corp		313,430	2.2
2,315,763	*	Intuit, Inc		120,095	0.8
11,009,578		Microsoft Corp		286,250	2.0
7,738,879		Oracle Corp		254,687	1.8
1,671,771	*	Red Hat, Inc		76,734	0.5
875,542		Visa, Inc (Class A)		73,773	0.5
		Other		577,805	4.1

				2,204,833	15.5

TECHNOLOGY HARDWARE & EQUIPMENT
1,907,741	*	Apple, Inc		640,372	4.4
4,339,290	*	EMC Corp		119,548	0.8
2,686,431	*	Juniper Networks, Inc		84,623	0.6
4,168,704		Qualcomm, Inc		236,740	1.7
		Other		320,859	2.4

				1,402,142	9.9

TELECOMMUNICATION SERVICES				136,983	1.0

TRANSPORTATION
1,315,730		United Parcel Service, Inc (Class B)		95,956	0.7
		Other		179,410	1.2

				275,366	1.9

UTILITIES				5,892	0.0

		TOTAL COMMON STOCKS	(Cost $11,491,988)	14,115,431	99.2

40 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GROWTH ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

TREASURY DEBT
$63,080,000	United States Treasury Bill	0.085%, 07/14/11	$63,078	0.4%
	Other		33,347	0.3

			96,425	0.7

	TOTAL SHORT-TERM INVESTMENTS	(Cost $96,424)	96,425	0.7

	TOTAL PORTFOLIO	(Cost $11,588,412)	14,211,856	99.9
	OTHER ASSETS & LIABILITIES, NET		18,164	0.1

	NET ASSETS		$14,230,020	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 41

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2011

Country	Value (000)	% of total portfolio

DOMESTIC
UNITED STATES	$13,440,488	94.6%

TOTAL DOMESTIC	13,440,488	94.6

FOREIGN
ARGENTINA	9,665	0.1
BELGIUM	30,747	0.2
BERMUDA	2,538	0.0
BRAZIL	38,206	0.3
CANADA	120,945	0.8
CHINA	32,254	0.2
FRANCE	31,167	0.2
GERMANY	11,222	0.1
GUERNSEY, C.I.	10,840	0.1
HONG KONG	3,307	0.0
IRELAND	111,248	0.8
ISRAEL	25,583	0.2
KOREA, REPUBLIC OF	11,250	0.1
MACAU	10,159	0.1
MEXICO	5,975	0.0
NETHERLANDS	34,313	0.2
PANAMA	1,825	0.0
SINGAPORE	32,180	0.2
SPAIN	8,683	0.1
SWEDEN	16,362	0.1
SWITZERLAND	164,215	1.2
UNITED KINGDOM	58,684	0.4

TOTAL FOREIGN	771,368	5.4

TOTAL PORTFOLIO	$14,211,856	100.0%

42 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
2,851,800	*	Ford Motor Co	$39,325	0.3%
		Other	88,860	0.8

			128,185	1.1

BANKS
3,765,779		Wells Fargo & Co	105,669	1.0
		Other	250,991	2.1

			356,660	3.1

CAPITAL GOODS
544,037		3M Co	51,602	0.4
565,636		Boeing Co	41,816	0.4
492,112		Caterpillar, Inc	52,391	0.6
8,119,354		General Electric Co	153,131	1.3
700,677		United Technologies Corp	62,016	0.6
		Other	647,927	5.4

			1,008,883	8.7

COMMERCIAL & PROFESSIONAL SERVICES			115,744	1.0

CONSUMER DURABLES & APPAREL			158,961	1.4

CONSUMER SERVICES
794,378		McDonald’s Corp	66,981	0.7
		Other	189,750	1.5

			256,731	2.2

DIVERSIFIED FINANCIALS
809,199		American Express Co	41,835	0.4
7,757,683		Bank of America Corp	85,024	0.7
2,223,377		Citigroup, Inc	92,581	0.8
396,354		Goldman Sachs Group, Inc	52,752	0.5
3,054,229		JPMorgan Chase & Co	125,040	1.2
		Other	325,402	2.6

			722,634	6.2

ENERGY
1,541,851		Chevron Corp	158,563	1.4
1,082,247		ConocoPhillips	81,373	0.7
3,778,304	d	Exxon Mobil Corp	307,477	2.7
622,377		Occidental Petroleum Corp	64,752	0.5
1,038,891		Schlumberger Ltd	89,760	0.8
		Other	631,273	5.4

			1,333,198	11.5

FOOD & STAPLES RETAILING
1,358,613		Wal-Mart Stores, Inc	72,198	0.7
		Other	147,702	1.2

			219,900	1.9

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

FOOD, BEVERAGE & TOBACCO
1,602,871		Altria Group, Inc	$42,332	0.4%
1,512,603		Coca-Cola Co	101,782	0.9
1,241,635		Kraft Foods, Inc (Class A)	43,744	0.5
1,210,176		PepsiCo, Inc	85,233	0.7
1,361,513		Philip Morris International, Inc	90,908	0.8
		Other	214,111	1.7

			578,110	5.0

HEALTH CARE EQUIPMENT & SERVICES
829,406		UnitedHealth Group, Inc	42,782	0.4
		Other	481,528	4.0

			524,310	4.4

HOUSEHOLD & PERSONAL PRODUCTS
2,136,999		Procter & Gamble Co	135,848	1.2
		Other	96,678	0.8

			232,526	2.0

INSURANCE
1,339,228	*	Berkshire Hathaway, Inc (Class B)	103,644	1.0
		Other	322,807	2.7

			426,451	3.7

MATERIALS			513,926	4.5

MEDIA
2,111,608		Comcast Corp (Class A)	53,509	0.5
1,447,224		Walt Disney Co	56,501	0.5
		Other	264,632	2.2

			374,642	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,189,915		Abbott Laboratories	62,613	0.5
711,775	*	Amgen, Inc	41,531	0.4
2,098,674		Johnson & Johnson	139,604	1.3
2,362,947		Merck & Co, Inc	83,388	0.7
6,048,935		Pfizer, Inc	124,608	1.2
		Other	366,958	3.0

			818,702	7.1

REAL ESTATE			347,686	3.0

RETAILING
278,260	*	Amazon.com, Inc	56,900	0.5
1,233,231		Home Depot, Inc	44,669	0.5
		Other	322,319	2.7

			423,888	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,058,945		Intel Corp	89,945	0.9
		Other	226,748	1.8

			316,693	2.7

44 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2011

Shares		Company		Value (000)	% of net assets

SOFTWARE & SERVICES
192,672	*	Google, Inc (Class A)		$97,566	0.9%
927,301		International Business Machines Corp		159,079	1.4
5,681,324		Microsoft Corp		147,715	1.3
2,948,917		Oracle Corp		97,050	0.8
		Other		503,859	4.4

				1,005,269	8.8

TECHNOLOGY HARDWARE & EQUIPMENT
707,916	*	Apple, Inc		237,626	2.1
4,210,940		Cisco Systems, Inc		65,732	0.7
1,575,221	*	EMC Corp		43,397	0.4
1,656,729		Hewlett-Packard Co		60,305	0.5
1,273,334		Qualcomm, Inc		72,312	0.7
		Other		246,901	1.9

				726,273	6.3

TELECOMMUNICATION SERVICES
4,534,020		AT&T, Inc		142,413	1.3
2,165,994		Verizon Communications, Inc		80,640	0.7
		Other		99,036	0.8

				322,089	2.8

TRANSPORTATION
375,494		Union Pacific Corp		39,202	0.3
559,938		United Parcel Service, Inc (Class B)		40,835	0.4
		Other		149,633	1.3

				229,670	2.0

UTILITIES				396,407	3.4

		TOTAL COMMON STOCKS	(Cost $8,970,528)	11,537,538	99.7

		TOTAL PORTFOLIO	(Cost $8,970,528)	11,537,538	99.7
		OTHER ASSETS & LIABILITIES, NET		35,499	0.3

		NET ASSETS		$11,573,037	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 45

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer	Value (000)	% of net assets

BANK LOAN OBLIGATIONS

CAPITAL GOODS	$4,983	0.0%

COMMERCIAL & PROFESSIONAL SERVICES	4,262	0.0

HEALTH CARE EQUIPMENT & SERVICES	6,940	0.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	808	0.0

TOTAL BANK LOAN OBLIGATIONS	(Cost $16,986)	16,993	0.1

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	12,705	0.1

BANKS	396,939	3.0

CAPITAL GOODS	100,610	0.8

COMMERCIAL & PROFESSIONAL SERVICES	27,661	0.2

CONSUMER DURABLES & APPAREL	19,976	0.1

CONSUMER SERVICES	20,848	0.1

DIVERSIFIED FINANCIALS
$93,190,000	General Electric Capital Corp	1.880%–6.880%, 01/08/13–01/10/39	95,805	0.8
Other	604,790	4.9

700,595	5.7

ENERGY	384,091	3.1

FOOD & STAPLES RETAILING	36,724	0.3

FOOD, BEVERAGE & TOBACCO	135,832	1.1

HEALTH CARE EQUIPMENT & SERVICES	62,467	0.5

HOUSEHOLD & PERSONAL PRODUCTS	15,173	0.1

INSURANCE	153,226	1.2

MATERIALS	220,528	1.8

MEDIA	125,666	1.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	117,781	1.0

REAL ESTATE	77,459	0.6

RETAILING	77,150	0.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,218	0.2

SOFTWARE & SERVICES	36,002	0.3

TECHNOLOGY HARDWARE & EQUIPMENT	67,587	0.5

46 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2011

Principal		Issuer		Value (000)	% of net assets

TELECOMMUNICATION SERVICES				$231,204	1.9%

TRANSPORTATION				82,474	0.8

UTILITIES				322,355	2.6

		TOTAL CORPORATE BONDS	(Cost $3,308,402)	3,448,271	27.8

GOVERNMENT BONDS

AGENCY SECURITIES
$80,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.750%, 03/28/13	80,410	0.6
76,000,000		Federal National Mortgage Association (FNMA)	2.750%, 03/13/14	79,948	0.6
141,000,000		FNMA	1.130%–3.630%, 07/30/12–11/20/14	147,333	1.2
61,500,000		General Electric Capital Corp	2.250%, 03/12/12	62,384	0.5
54,875,000		GMAC, Inc	1.750%, 10/30/12	55,807	0.5
61,800,000		GMAC, Inc	2.200%, 12/19/12	63,369	0.5
142,000,000		Private Export Funding Corp	2.130%–5.450%, 12/15/11–12/15/21	150,103	1.3
		Other		623,227	5.0

				1,262,581	10.2

FOREIGN GOVERNMENT BONDS
134,175,000		Province of Ontario Canada	2.300%–4.400%, 06/16/14–04/14/20	140,265	1.1
		Other		550,140	4.5

				690,405	5.6

MORTGAGE BACKED
85,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 07/15/40	90,180	0.7
115,000,000	h	FGLMC	4.500%, 07/15/41	118,791	1.0
468,772,699		FGLMC	4.000%–8.000%, 07/01/13–12/01/40	503,573	4.2
418,000,000	h	Federal National Mortgage Association (FNMA)	5.500%, 07/25/40	451,964	3.5
245,000,000	h	FNMA	6.000%, 07/25/40	269,117	2.2
134,504,307		FNMA	4.500%, 09/01/40	139,355	1.1
91,000,000	h	FNMA	4.500%, 07/25/41	94,142	0.8
171,000,000	h	FNMA	5.000%, 07/25/41	181,688	1.5
971,034,494	h,i	FNMA	2.380%–9.000%, 06/01/13–07/25/41	1,032,982	8.3
165,000,000	h	Government National Mortgage Association (GNMA)	5.000%, 07/15/38	178,716	1.4
48,000,000	h	GNMA	5.500%, 07/15/38	52,815	0.4
163,000,000	h	GNMA	4.500%, 07/15/40	172,016	1.4
50,000,000	h	GNMA	5.000%, 07/20/40	54,227	0.4
130,000,000	h	GNMA	4.000%, 07/15/41	132,417	1.1
232,915,426	h	GNMA	4.000%–9.500%, 06/15/16–01/15/44	252,088	2.0
		Other		97,200	0.8

				3,821,271	30.8

MUNICIPAL BONDS				76,311	0.6

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

U.S. TREASURY SECURITIES
$345,372,000	United States Treasury Bond	8.000%, 11/15/21	$491,777	4.0%
49,175,000	United States Treasury Bond	5.250%, 02/15/29	56,743	0.5
111,861,000	United States Treasury Bond	5.380%, 02/15/31	131,105	1.1
91,855,000	United States Treasury Bond	3.500%, 02/15/39	78,880	0.6
137,527,000	United States Treasury Bond	3.880%–6.380%, 08/15/27–05/15/41	142,134	1.1
102,500,000	United States Treasury Note	1.380%, 11/15/12	103,977	0.8
81,829,000	United States Treasury Note	3.130%, 09/30/13	86,560	0.7
62,337,000	United States Treasury Note	2.750%, 10/31/13	65,454	0.5
68,179,000	United States Treasury Note	2.000%, 11/30/13	70,448	0.6
45,524,000	United States Treasury Note	2.500%, 04/30/15	47,743	0.4
147,421,000	United States Treasury Note	2.130%, 05/31/15	152,397	1.1
70,952,000	United States Treasury Note	1.750%, 07/31/15	72,155	0.6
100,332,500	United States Treasury Note	1.250%, 09/30/15	99,682	0.8
97,660,000	United States Treasury Note	1.750%, 05/31/16	97,812	0.8
92,420,000	United States Treasury Note	2.380%, 05/31/18	91,929	0.7
288,451,500	United States Treasury Note	0.500%–3.130%, 06/15/12–05/15/21	294,059	2.5
	Other		25,128	0.2

			2,107,983	17.0

	TOTAL GOVERNMENT BONDS	(Cost $7,739,167)	7,958,551	64.2

STRUCTURED ASSETS

ASSET BACKED			190,739	1.5

OTHER MORTGAGE BACKED			576,300	4.6

	TOTAL STRUCTURED ASSETS	(Cost $758,911)	767,039	6.1

	TOTAL BONDS	(Cost $11,806,480)	12,173,861	98.1

PREFERRED STOCKS

BANKS			4,671	0.0

	TOTAL PREFERRED STOCKS	(Cost $49,941)	4,671	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
95,822,000	Federal Home Loan Bank (FHLB)	0.020%, 07/05/11	95,822	0.8
172,000,000	FHLB	0.030%, 07/11/11	171,999	1.4
203,011,000	FHLB	0.010%, 07/12/11	203,010	1.6
203,000,000	FHLB	0.035%, 07/13/11	202,997	1.6
50,000,000	FHLB	0.020%, 07/15/11	50,000	0.4
95,482,000	FHLB	0.001%, 07/18/11	95,481	0.8
175,579,000	FHLB	0.002%, 07/20/11	175,577	1.4
51,235,000	FHLB	0.002%, 07/21/11	51,234	0.4
50,000,000	FHLB	0.002%, 08/02/11	49,999	0.4
51,991,000	FHLB	0.002%–0.004%, 07/06/11–07/19/11	51,991	0.4
70,150,000	Federal Home Loan Mortgage Corp (FHLMC)	0.020%, 07/11/11	70,150	0.6
50,000,000	FHLMC	0.050%, 07/27/11	49,998	0.4
100,000,000	FHLMC	0.040%, 08/01/11	99,997	0.8
57,000,000	FHLMC	0.030%–0.050%, 07/13/11–08/08/11	56,999	0.5
	Other		37,236	0.3

			1,462,490	11.8

48 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

TREASURY DEBT
$288,000,000	United States Treasury Bill	0.051%, 07/14/11	$287,993	2.3%
50,000,000	United States Treasury Bill	0.083%, 08/18/11	49,994	0.4
50,000,000	United States Treasury Bill	0.096%, 09/15/11	49,998	0.4
50,000,000	United States Treasury Bill	0.065%, 11/10/11	49,989	0.4
100,000,000	United States Treasury Bill	0.050%, 11/25/11	99,970	0.8
12,000,000	United States Treasury Bill	0.301%, 12/15/11	11,996	0.1
100,000,000	United States Treasury Bill	0.076%, 12/22/11	99,958	0.8

			649,898	5.2

	TOTAL SHORT-TERM INVESTMENTS	(Cost $2,112,381)	2,112,388	17.0

	TOTAL PORTFOLIO	(Cost $13,985,788)	14,307,913	115.2
	OTHER ASSETS & LIABILITIES, NET		(1,884,775)	(15.2)

	NET ASSETS		$12,423,138	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 49

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF INFLATION-LINKED BOND ACCOUNT ▪ JUNE 30, 2011

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
$341,257,475	k	United States Treasury Inflation Indexed Bonds	3.000%, 07/15/12	$356,081	4.1%
197,712,806	k	United States Treasury Inflation Indexed Bonds	0.630%, 04/15/13	203,536	2.3
352,724,070	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/13	374,769	4.3
347,244,891	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/14	374,102	4.3
235,129,037	k	United States Treasury Inflation Indexed Bonds	1.250%, 04/15/14	249,439	2.9
313,941,458	k	United States Treasury Inflation Indexed Bonds	2.000%, 07/15/14	342,368	3.9
297,847,009	k	United States Treasury Inflation Indexed Bonds	1.630%, 01/15/15	323,071	3.7
223,911,922	k	United States Treasury Inflation Indexed Bonds	0.500%, 04/15/15	233,533	2.7
281,606,472	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/15	310,515	3.6
269,009,480	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/16	298,979	3.4
194,266,090	k	United States Treasury Inflation Indexed Bonds	0.130%, 04/15/16	198,652	2.3
272,317,142	k	United States Treasury Inflation Indexed Bonds	2.500%, 07/15/16	311,633	3.6
229,478,759	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/17	261,785	3.0
223,495,580	k	United States Treasury Inflation Indexed Bonds	2.630%, 07/15/17	259,988	3.0
229,746,287	k	United States Treasury Inflation Indexed Bonds	1.630%, 01/15/18	252,649	2.9
216,474,900	k	United States Treasury Inflation Indexed Bonds	1.380%, 07/15/18	235,044	2.7
214,174,895	k	United States Treasury Inflation Indexed Bonds	2.130%, 01/15/19	243,356	2.8
232,737,310	k	United States Treasury Inflation Indexed Bonds	1.880%, 07/15/19	260,284	3.0
256,107,666	k	United States Treasury Inflation Indexed Bonds	1.380%, 01/15/20	274,636	3.1
276,973,648	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	292,986	3.4
330,411,390	k	United States Treasury Inflation Indexed Bonds	1.130%, 01/15/21	343,112	3.9
387,406,204	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/25	445,275	5.0
268,301,411	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	293,161	3.4
219,322,467	k	United States Treasury Inflation Indexed Bonds	2.380%, 01/15/27	250,096	2.9
202,966,703	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	212,386	2.4
282,253,476	k	United States Treasury Inflation Indexed Bonds	3.630%, 04/15/28	371,671	4.3
195,218,584	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	226,728	2.6
299,399,931	k	United States Treasury Inflation Indexed Bonds	3.880%, 04/15/29	410,248	4.7
87,739,261	k	United States Treasury Inflation Indexed Bonds	3.380%, 04/15/32	116,069	1.3
164,009,601	k	United States Treasury Inflation Indexed Bonds	2.130%, 02/15/40	178,476	2.0
121,161,220	k	United States Treasury Inflation Indexed Bonds	2.130%, 02/15/41	131,640	1.5

				8,636,268	99.0

		TOTAL GOVERNMENT BONDS	(Cost $7,918,663)	8,636,268	99.0

		TOTAL PORTFOLIO	(Cost $7,918,663)	8,636,268	99.0
		OTHER ASSETS & LIABILITIES, NET		85,757	1.0

		NET ASSETS		$8,722,025	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

50 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer	Value (000)	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS	$5,848	0.1%

BANKS	143,046	1.3

CAPITAL GOODS	47,223	0.4

COMMERCIAL & PROFESSIONAL SERVICES	8,106	0.1

CONSUMER DURABLES & APPAREL	27,045	0.3

CONSUMER SERVICES	30,517	0.3

DIVERSIFIED FINANCIALS	72,007	0.7

ENERGY	62,315	0.6

FOOD & STAPLES RETAILING	7,051	0.1

FOOD, BEVERAGE & TOBACCO	35,308	0.3

HEALTH CARE EQUIPMENT & SERVICES	21,679	0.2

INSURANCE	45,729	0.4

MATERIALS	50,376	0.5

MEDIA	31,968	0.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	47,765	0.4

REAL ESTATE	42,010	0.4

RETAILING	18,319	0.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	7,502	0.1

SOFTWARE & SERVICES	13,741	0.1

TECHNOLOGY HARDWARE & EQUIPMENT	17,040	0.2

TELECOMMUNICATION SERVICES	4,547	0.0

TRANSPORTATION	68,874	0.6

UTILITIES	123,038	1.1

TOTAL CORPORATE BONDS	(Cost $886,199)	931,054	8.7

GOVERNMENT BONDS

AGENCY SECURITIES	412,462	3.9

FOREIGN GOVERNMENT BONDS
$62,250,000	e	Province of Ontario Canada 2.300%–4.400%, 01/20/12–04/14/20	64,458	0.6
Other	168,943	1.6

233,401	2.2

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2011

Principal		Issuer		Value (000)	% of net assets

MORTGAGE BACKED
$43,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000%, 07/15/40	$45,620	0.4%
40,000,000	h	FGLMC	4.500%, 07/15/41	41,319	0.4
174,770,993	h	FGLMC	4.000%–8.000%, 12/01/16–12/01/40	188,009	1.7
73,000,000	h	Federal National Mortgage Association (FNMA)	4.000%, 07/25/25	76,034	0.7
36,000,000	h	FNMA	4.000%, 07/25/40	36,000	0.3
80,000,000	h	FNMA	5.500%, 07/25/40	86,500	0.8
55,000,000	h	FNMA	6.000%, 07/25/40	60,414	0.6
37,000,000	h	FNMA	4.500%, 07/25/41	38,278	0.4
47,000,000	h	FNMA	5.000%, 07/25/41	49,938	0.5
379,769,953	h,i	FNMA	2.380%–8.500%, 08/01/11–11/01/40	401,999	3.7
71,000,000	h	Government National Mortgage Association (GNMA)	4.500%, 07/15/40	74,927	0.7
166,284,518	h	GNMA	4.000%–9.000%, 12/15/17–09/15/43	178,169	1.7
		Other		44,576	0.4

				1,321,783	12.3

MUNICIPAL BONDS				175,210	1.6

U.S. TREASURY SECURITIES
86,143,000		United States Treasury Bond	8.000%, 11/15/21	122,660	1.1
119,739,000		United States Treasury Bond	3.500%–6.380%, 08/15/27–02/15/41	119,332	1.1
42,254,000		United States Treasury Note	1.000%, 12/31/11	42,437	0.4
36,625,000		United States Treasury Note	1.380%, 11/15/12	37,153	0.3
74,579,500		United States Treasury Note	1.250%, 09/30/15	74,096	0.7
106,225,000		United States Treasury Note	1.250%, 10/31/15	105,329	1.0
41,025,000		United States Treasury Note	2.250%, 03/31/16	42,195	0.4
42,650,000		United States Treasury Note	1.750%, 05/31/16	42,717	0.4
41,685,000		United States Treasury Note	2.630%, 11/15/20	40,148	0.4
243,066,000		United States Treasury Note	0.500%–3.130%, 02/29/12–05/15/21	247,451	2.3

				873,518	8.1

		TOTAL GOVERNMENT BONDS	(Cost $2,947,312)	3,016,374	28.1

STRUCTURED ASSETS

ASSET BACKED				79,278	0.7

OTHER MORTGAGE BACKED				198,436	1.8

		TOTAL STRUCTURED ASSETS	(Cost $276,225)	277,714	2.5

		TOTAL BONDS	(Cost $4,109,736)	4,225,142	39.3

Shares		Company

COMMON STOCKS

AUTOMOBILES & COMPONENTS				151,634	1.4

BANKS
1,477,363		US Bancorp		37,687	0.3
		Other		319,799	3.0

				357,486	3.3

52 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2011

Shares		Company	Value (000)	% of net assets

CAPITAL GOODS
473,101		3M Co	$44,875	0.4%
448,498		Caterpillar, Inc	47,746	0.5
661,442		Emerson Electric Co	37,206	0.4
		Other	434,948	4.0

			564,775	5.3

COMMERCIAL & PROFESSIONAL SERVICES			48,558	0.5

CONSUMER DURABLES & APPAREL			96,478	0.9

CONSUMER SERVICES
669,921		McDonald’s Corp	56,489	0.5
		Other	66,106	0.6

			122,595	1.1

DIVERSIFIED FINANCIALS
808,325		American Express Co	41,791	0.4
		Other	280,438	2.6

			322,229	3.0

ENERGY
325,046		Apache Corp	40,106	0.4
697,138		Marathon Oil Corp	36,725	0.3
		Other	574,450	5.4

			651,281	6.1

FOOD & STAPLES RETAILING			87,292	0.8

FOOD, BEVERAGE & TOBACCO
1,152,986		Kraft Foods, Inc (Class A)	40,620	0.4
866,867		PepsiCo, Inc	61,054	0.6
		Other	162,866	1.5

			264,540	2.5

HEALTH CARE EQUIPMENT & SERVICES			209,225	1.9

HOUSEHOLD & PERSONAL PRODUCTS
1,291,894		Procter & Gamble Co	82,125	0.8
		Other	109,188	1.0

			191,313	1.8

INSURANCE
840,494	*	Berkshire Hathaway, Inc (Class B)	65,047	0.6
		Other	289,342	2.7

			354,389	3.3

MATERIALS			461,201	4.3

MEDIA			122,774	1.1

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2011

Shares		Company		Value (000)	% of net assets

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
940,559		Abbott Laboratories		$49,491	0.5%
1,392,724		Bristol-Myers Squibb Co		40,333	0.4
1,262,999		Johnson & Johnson		84,014	0.8
1,644,511		Merck & Co, Inc		58,034	0.5
		Other		248,269	2.3

				480,141	4.5

REAL ESTATE				179,246	1.7

RETAILING				227,630	2.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,780,708		Intel Corp		61,620	0.6
1,140,611		Texas Instruments, Inc		37,446	0.3
		Other		61,716	0.6

				160,782	1.5

SOFTWARE & SERVICES
627,576		Accenture plc		37,918	0.3
122,921	*	Google, Inc (Class A)		62,244	0.6
558,507		International Business Machines Corp		95,812	0.9
1,880,572		Oracle Corp		61,889	0.6
		Other		171,050	1.6

				428,913	4.0

TECHNOLOGY HARDWARE & EQUIPMENT
3,147,786		Cisco Systems, Inc		49,136	0.5
1,422,705	*	EMC Corp		39,196	0.4
1,283,107		Hewlett-Packard Co		46,706	0.4
		Other		141,628	1.3

				276,666	2.6

TELECOMMUNICATION SERVICES				198,092	1.8

TRANSPORTATION
535,362		United Parcel Service, Inc (Class B)		39,045	0.4
		Other		153,660	1.4

				192,705	1.8

UTILITIES				279,458	2.6

		TOTAL COMMON STOCKS	(Cost $5,166,072)	6,429,403	59.9

PREFERRED STOCKS

BANKS				2,281	0.0

		TOTAL PREFERRED STOCKS	(Cost $24,353)	2,281	0.0

RIGHTS/WARRANTS

CAPITAL GOODS				11	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $9)	11	0.0

54 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			$19,697	0.2%

TREASURY DEBT
$50,000,000	United States Treasury Bill	0.085%, 07/14/11	49,998	0.5
60,500,000	United States Treasury Bill	0.090%, 07/21/11	60,497	0.6
65,600,000	United States Treasury Bill	0.105%, 07/28/11	65,595	0.6
83,500,000	United States Treasury Bill	0.050%, 08/04/11	83,495	0.8
179,000,000	United States Treasury Bill	0.045%, 08/25/11	178,977	1.7
50,000,000	United States Treasury Bill	0.065%, 12/22/11	49,980	0.4
	Other		173,248	1.6

			661,790	6.2

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

GOVERNMENT AGENCY DEBT			24,999	0.2

TREASURY DEBT			151,474	1.4

TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			176,473	1.6

	TOTAL SHORT-TERM INVESTMENTS	(Cost $857,927)	857,960	8.0

	TOTAL PORTFOLIO	(Cost $10,158,097)	11,514,797	107.2
	OTHER ASSETS & LIABILITIES, NET		(777,047)	(7.2)

	NET ASSETS		$10,737,750	100.0%

*	Non-income producing.

e	All or a portion of these securities are out on loan.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

BANKER’S ACCEPTANCES			$2,661	0.0%

CERTIFICATE OF DEPOSIT
$50,000,000	Bank of Montreal	0.120%, 07/07/11	50,000	0.4
236,500,000	Toronto-Dominion Bank	0.150%–0.270%, 07/07/11–08/23/11	236,500	2.0
	Other		459,987	3.9

			746,487	6.3

COMMERCIAL PAPER
125,680,000	Abbott Laboratories	0.110%–0.165%, 07/12/11–08/23/11	125,671	1.1
304,374,000	Coca-Cola Co	0.120%–0.245%, 07/06/11–11/03/11	304,303	2.5
89,700,000	Commonwealth Bank of Australia	0.160%–0.180%, 08/25/11	89,675	0.8
67,100,000	Commonwealth Bank of Australia	0.150%–0.205%, 07/05/11–08/18/11	67,089	0.6
229,395,000	Fairway Finance LLC	0.130%–0.205%, 07/08/11–09/07/11	229,358	1.9
264,800,000	Falcon Asset Securitization Co LLC	0.130%–0.170%, 07/19/11–09/08/11	264,754	2.2
244,000,000	General Electric Capital Corp	0.230%–0.250%, 07/06/11–10/11/11	243,955	2.0
119,160,000	Johnson & Johnson	0.200%–0.210%, 07/06/11–09/07/11	119,143	1.0
139,825,000	Jupiter Securitization Co LLC	0.140%–0.170%, 07/20/11–09/08/11	139,797	1.2
52,525,000	Lloyds TSB Bank plc	0.275%, 07/01/11	52,524	0.4
163,900,000	National Australia Funding (Delaware)	0.120%–0.255%, 07/01/11–10/05/11	163,871	1.4
282,060,000	Nestle Capital Corp	0.120%–0.265%, 07/08/11–10/03/11	282,000	2.3
290,414,000	Old Line Funding LLC	0.130%–0.220%, 07/05/11–09/21/11	290,357	2.4
51,000,000	Private Export Funding Corp	0.170%–0.190%, 11/15/11	50,964	0.4
260,550,000	Private Export Funding Corp	0.120%–0.400%, 07/05/11–12/01/11	260,478	2.2
164,700,000	Procter & Gamble International Funding S.C.A	0.080%–0.090%, 07/05/11–07/20/11	164,696	1.4
127,700,000	Province of Ontario Canada	0.080%–0.120%, 07/29/11–10/25/11	127,676	1.1
190,150,000	Rabobank USA Financial Corp	0.265%–0.350%, 07/05/11–09/08/11	190,091	1.6
189,000,000	Sheffield Receivables Corp	0.140%–0.200%, 07/08/11–08/30/11	188,972	1.6
371,516,000	Straight-A Funding LLC	0.160%–0.200%, 07/06/11–09/02/11	371,461	3.1
70,048,000	Variable Funding Capital Co LLC	0.195%–0.200%, 07/20/11	70,040	0.6
176,700,000	Variable Funding Capital Co LLC	0.150%–0.340%, 07/05/11–08/02/11	176,690	1.5
188,731,000	Westpac Banking Corp	0.190%–0.350%, 07/05/11–10/06/11	188,673	1.6
	Other		1,128,604	9.4

			5,290,842	44.3

FOREIGN GOVERNMENT BONDS			17,810	0.1

56 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2011

Principal	Issuer		Value (000)	% of net assets

GOVERNMENT AGENCY DEBT
$78,520,000	Federal Home Loan Bank (FHLB)	0.040%–0.045%, 07/15/11	$78,519	0.7%
148,995,000	FHLB	0.030%–0.090%, 08/26/11	148,977	1.3
73,515,000	FHLB	0.050%–0.075%, 09/23/11	73,506	0.6
82,765,000	FHLB	0.040%–0.080%, 08/05/11	82,760	0.7
51,971,000	FHLB	0.050%–0.065%, 07/22/11	51,969	0.4
179,300,000	FHLB	0.065%–0.085%, 08/17/11	179,282	1.5
112,705,000	FHLB	0.050%–0.070%, 07/29/11	112,699	0.9
114,480,000	FHLB	0.075%–0.090%, 08/24/11	114,466	1.0
108,980,000	FHLB	0.045%–0.085%, 09/09/11	108,965	0.9
51,000,000	FHLB	0.070%–0.075%, 08/12/11	50,996	0.4
57,400,000	FHLB	0.070%–0.075%, 08/10/11	57,395	0.5
60,126,000	FHLB	0.030%–0.072%, 08/19/11	60,121	0.5
375,962,000	FHLB	0.030%–0.045%, 07/01/11–10/14/11	375,931	3.1
62,204,000	Federal Home Loan Mortgage Corp (FHLMC)	0.050%–0.051%, 07/25/11	62,202	0.5
83,670,000	FHLMC	0.035%–0.080%, 07/18/11	83,668	0.7
125,000,000	FHLMC	0.075%–0.085%, 08/29/11	124,984	1.1
60,000,000	FHLMC	0.075%–0.080%, 08/11/11	59,995	0.5
75,000,000	FHLMC	0.070%–0.075%, 09/27/11	74,986	0.6
410,563,000	FHLMC	0.025%–0.620%, 07/08/11–11/04/11	410,515	3.4
116,150,000	Federal National Mortgage Association (FNMA)	0.045%–0.205%, 07/13/11	116,145	1.0
56,848,000	FNMA	0.065%–0.080%, 07/20/11	56,846	0.5
67,835,000	FNMA	0.050%–0.150%, 09/21/11	67,822	0.6
50,310,000	FNMA	0.065%–0.075%, 07/07/11	50,309	0.4
72,081,000	FNMA	0.040%–0.045%, 07/21/11	72,079	0.6
75,000,000	FNMA	0.050%–0.065%, 07/25/11	74,997	0.6
80,629,000	FNMA	0.045%–0.050%, 07/27/11	80,626	0.7
167,465,000	FNMA	0.065%–0.090%, 08/31/11	167,442	1.4
67,015,000	FNMA	0.040%–0.050%, 09/15/11	67,009	0.6
402,620,000	FNMA	0.040%–0.110%, 07/18/11–12/07/11	402,557	3.4
	Other		4,823	0.0

			3,472,591	29.1

TREASURY DEBT
53,840,000	United States Treasury Bill	0.066%–0.111%, 10/20/11	53,824	0.4
168,815,000	United States Treasury Bill	0.090%–0.243%, 11/17/11	168,742	1.4
52,000,000	United States Treasury Bill	0.155%–0.158%, 09/01/11	51,986	0.4
58,860,000	United States Treasury Bill	0.096%–0.105%, 11/25/11	58,836	0.5
57,670,000	United States Treasury Bill	0.075%–0.090%, 11/10/11	57,652	0.5
334,590,000	United States Treasury Bill	0.055%–0.181%, 07/07/11–12/29/11	334,511	2.8
121,815,000	United States Treasury Note	1.130%, 12/15/11	122,321	1.0
52,025,000	United States Treasury Note	1.130%, 01/15/12	52,298	0.4
101,650,000	United States Treasury Note	1.000%, 09/30/11	101,851	0.9
158,245,000	United States Treasury Note	0.750%, 11/30/11	158,614	1.3
55,085,000	United States Treasury Note	0.880%, 02/29/12	55,321	0.5
50,000,000	United States Treasury Note	0.750%, 05/31/12	50,212	0.4
149,195,000	United States Treasury Note	1.000%, 10/31/11	149,609	1.3
104,685,000	United States Treasury Note	0.880%, 01/31/12	105,075	0.9
102,745,000	United States Treasury Note	1.000%–1.380%, 07/31/11–03/31/12	103,091	0.9

			1,623,943	13.6

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2011

Principal		Issuer		Value (000)	% of net assets

VARIABLE RATE NOTES
$90,000,000	i	Federal Farm Credit Bank (FFCB)	0.150%, 02/13/12	$89,997	0.8%
45,000,000		FFCB	0.097%, 07/15/11	45,000	0.4
120,000,000	i	Federal Home Loan Bank (FHLB)	0.090%, 07/11/11	119,999	1.0
100,000,000	i	FHLB	0.155%, 08/12/11	100,000	0.8
120,000,000	i	FHLB	0.150%, 01/13/12	119,997	1.0
151,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.060%, 11/09/11	151,460	1.3
100,000,000	i	FHLMC	0.230%, 01/09/12	100,040	0.8
27,400,000		FHLMC	0.210%, 11/07/11	27,405	0.2
		Other		40,014	0.3

				793,912	6.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,948,246)	11,948,246	100.0

		TOTAL PORTFOLIO	(Cost $11,948,246)	11,948,246	100.0
		OTHER ASSETS & LIABILITIES, NET		4,549	0.0

		NET ASSETS		$11,952,795	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

58 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

[This page intentionally left blank.]

College Retirement Equities Fund ▪ 2011 Semiannual Report 59

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND  ▪  JUNE 30, 2011

(amounts in thousands, except accumulation unit value)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Unaffiliated issuers*†	$116,866,713	$16,240,197	$14,211,856	$11,537,538	$14,307,913	$8,636,268	$11,514,797	$11,948,246
Affiliated issuers‡	404,128	—	—	—	—	—	—	—

Total portfolio investments, at value	$117,270,841	$16,240,197	$14,211,856	$11,537,538	$14,307,913	$8,636,268	$11,514,797	$11,948,246
Cash	—	29,457	16,123	19,357	121,231	19,053	41,353	6
Cash — foreign^	137,969	11,229	—	—	—	—	919	—
Dividends and interest receivable	199,455	30,231	12,150	14,251	86,711	63,202	41,873	2,650
Receivable from securities transactions	1,190,277	72,622	57,261	187	12,547	—	64,576	—
Receivable for delayed delivery securities	—	—	—	—	91,275	—	20,656	—
Due from affiliates	—	5,017	3,326	1,421	4,074	3,612	3,427	1,940
Receivable for variation margin on open futures contracts	—	—	744	89	—	—	—	—
Other	4,878	720	1,976	971	604	605	776	707

Total assets	118,803,420	16,389,473	14,303,436	11,573,814	14,624,355	8,722,740	11,688,377	11,953,549

LIABILITIES
Payable for collateral for securities loaned	6,230,996	937,959	—	—	—	—	209,568	—
Payable for securities transactions	1,007,508	83,848	72,560	8	12,353	—	40,686	—
Payable for delayed delivery securities	—	—	—	—	2,188,046	—	699,600	—
Due to affiliates	100,032	232	184	134	156	109	134	49
Overdraft payable	52,816	—	—	—	—	—	—	—
Unrealized depreciation on swap agreements	2,865	—	—	—	—	—	—	—
Other	6,102	1,566	672	635	662	606	639	705

Total liabilities	7,400,319	1,023,605	73,416	777	2,201,217	715	950,627	754

NET ASSETS:
Accumulation Fund	$99,260,754	$15,057,982	$14,030,705	$11,364,872	$12,186,409	$8,491,750	$10,462,925	$11,727,094
Annuity Funds	12,142,347	307,886	199,315	208,165	236,729	230,275	274,825	225,701

Total net assets	$111,403,101	$15,365,868	$14,230,020	$11,573,037	$12,423,138	$8,722,025	$10,737,750	$11,952,795

Accumulation units outstanding	390,793	150,026	184,533	115,405	121,801	136,947	72,677	459,282

Accumulation unit value	$254.00	$100.37	$76.03	$98.48	$100.05	$62.01	$143.97	$25.53

* Includes securities loaned of:	$6,054,274	$909,538	$—	$—	$—	$—	$204,771	$—
† Portfolio investments; unaffiliated issuers cost:	$101,454,726	$14,345,325	$11,588,412	$8,970,528	$13,985,788	$7,918,663	$10,158,097	$11,948,246
‡ Portfolio investments; affiliated issuers cost:	$376,523	$—	$—	$—	$—	$—	$—	$—
^ Foreign cash, cost:	$136,859	$11,196	$—	$—	$—	$—	$914	$—

60 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 61

STATEMENTS OF OPERATIONS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND  ▪  FOR THE PERIOD ENDED JUNE 30, 2011

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$79	$54	$77	$31	$210,456	$277,003	$68,786	$12,192
Dividends:
Unaffiliated issuers*	1,226,599	180,661	87,645	102,187	—	—	75,917	—
Affiliated issuers†	571	—	—	—	153	—	—	—
Income from securities lending	37,626	7,133	—	—	—	—	701	—
Other	41	5	—	—	221	—	2	—

Total income	1,264,916	187,853	87,722	102,218	210,830	277,003	145,406	12,192

EXPENSES
Administrative	135,845	18,617	17,186	13,992	14,832	10,143	12,876	14,518
Distribution	40,281	5,519	5,094	4,146	4,399	3,008	3,817	4,310
Investment advisory	74,087	12,820	8,182	3,973	5,557	3,768	4,958	3,861
Mortality and expense risk charges	2,769	380	350	285	301	205	262	295

Total expenses	252,982	37,336	30,812	22,396	25,089	17,124	21,913	22,984

Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	10,899

Net expenses	252,982	37,336	30,812	22,396	25,089	17,124	21,913	12,085

Net investment income (loss)	1,011,934	150,517	56,910	79,822	185,741	259,879	123,493	107

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers	5,772,728	695,594	579,992	93,206	104,281	18,523	218,236	—
Affiliated issuers	3,331	—	—	—	481	—	—	—
Futures transactions	(660)	—	3,822	2,929	(1,579)	—	—	—
Swap transactions	2,175	—	—	—	—	—	—	—
Foreign currency transactions	(7,856)	(2,023)	(99)	—	—	—	128	—

Net realized gain (loss) on total investments	5,769,718	693,571	583,715	96,135	103,183	18,523	218,364	—

Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	(941,886)	(140,584)	207,904	498,180	29,599	164,641	100,026	—
Affiliated issuers	(14,267)	—	—	—	—	—	—	—
Futures transactions	—	—	1,367	(483)	—	—	—	—
Swap transactions	(4,389)	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	2,820	534	26	—	—	—	148	—

Net change in unrealized appreciation (depreciation) on total investments	(957,722)	(140,050)	209,297	497,697	29,599	164,641	100,174	—

Net realized and unrealized gain (loss) on total investments	4,811,996	553,521	793,012	593,832	132,782	183,164	318,538	—

Net increase (decrease) in net assets resulting from operations	$5,823,930	$704,038	$849,922	$673,654	$318,523	$443,043	$442,031	$107

* Net of foreign withholding taxes of unaffiliated issuers:	$(61,098)	$(12,161)	$(675)	$(42)	$—	$—	$(2,766)	$—
† Net of foreign withholding taxes of affiliated issuers:	$(5)	$—	$—	$—	$—	$—	$—	$—
‡ Includes net change in unrealized foreign capital gains taxes of:	$1,635	$11	$—	$—	$—	$—	$—	$—

62 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 63

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND  ▪  FOR THE PERIOD OR YEAR ENDED

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands except accumulation units)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

	(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)	$1,011,934	$1,618,989	$150,517	$227,367	$56,910	$117,092
Net realized gain (loss) on total investments	5,769,718	4,030,156	693,571	145,667	583,715	547,290
Net change in unrealized appreciation (depreciation) on total investments	(957,722)	9,201,032	(140,050)	1,230,041	209,297	1,088,933

Net increase (decrease) from operations	5,823,930	14,850,177	704,038	1,603,075	849,922	1,753,315

FROM PARTICIPANT TRANSACTIONS
Premiums	3,265,969	6,875,740	631,146	1,304,955	555,707	1,144,489
Net transfers between CREF Accounts	(570,817)	(1,065,735)	(53,651)	(209,289)	(61,249)	(234,143)
Annuity payments	(702,741)	(1,045,265)	(15,258)	(22,267)	(10,008)	(14,314)
Withdrawals and death benefits	(5,113,131)	(9,424,290)	(733,535)	(1,333,555)	(644,047)	(1,122,570)

Net increase (decrease) from participant transactions	(3,120,720)	(4,659,550)	(171,298)	(260,156)	(159,597)	(226,538)

Net increase (decrease) in net assets	2,703,210	10,190,627	532,740	1,342,919	690,325	1,526,777

NET ASSETS
Beginning of period	108,699,891	98,509,264	14,833,128	13,490,209	13,539,695	12,012,918

End of period	$111,403,101	$108,699,891	$15,365,868	$14,833,128	$14,230,020	$13,539,695

ACCUMULATION UNITS:
Units purchased	13,008,160	32,235,510	6,354,013	15,291,475	7,418,563	18,118,284
Units sold / transferred	(23,038,009)	(49,851,601)	(7,974,242)	(18,356,953)	(9,553,185)	(21,833,848)
Outstanding:
Beginning of period	400,822,676	418,438,767	151,646,181	154,711,659	186,667,821	190,383,385

End of period	390,792,827	400,822,676	150,025,952	151,646,181	184,533,199	186,667,821

64 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 65

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands except accumulation units)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

	(unaudited )		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)	$79,822	$150,722	$185,741	$372,216	$259,879	$189,138
Net realized gain (loss) on total investments	96,135	88,299	103,183	249,814	18,523	26,115
Net change in unrealized appreciation (depreciation) on total investments	497,697	1,285,621	29,599	110,865	164,641	239,476

Net increase (decrease) from operations	673,654	1,524,642	318,523	732,895	443,043	454,729

FROM PARTICIPANT TRANSACTIONS
Premiums	532,333	1,048,901	704,741	1,544,488	542,023	1,154,893
Net transfers between CREF Accounts	5,028	64,953	147,645	1,032,101	259,401	320,912
Annuity payments	(10,008)	(14,187)	(11,328)	(18,474)	(10,736)	(17,642)
Withdrawals and death benefits	(589,622)	(1,088,977)	(884,913)	(1,654,383)	(688,528)	(1,401,070)

Net increase (decrease) from participant transactions	(62,269)	10,690	(43,855)	903,732	102,160	57,093

Net increase (decrease) in net assets	611,385	1,535,332	274,668	1,636,627	545,203	511,822

NET ASSETS
Beginning of period	10,961,652	9,426,320	12,148,470	10,511,843	8,176,822	7,665,000

End of period	$11,573,037	$10,961,652	$12,423,138	$12,148,470	$8,722,025	$8,176,822

ACCUMULATION UNITS:
Units purchased	5,477,076	12,896,125	7,143,587	16,516,310	9,008,840	19,964,332
Units sold/transferred	(6,118,067)	(13,006,576)	(7,614,144)	(7,013,571)	(7,422,074)	(18,889,999)
Outstanding:
Beginning of period	116,045,713	116,156,164	122,271,365	112,768,626	135,359,754	134,285,421

End of period	115,404,722	116,045,713	121,800,808	122,271,365	136,946,520	135,359,754

66 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 67

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account		Money Market Account

(amounts in thousands except accumulation units)	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

	(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)	$123,493	$221,059	$107	$356
Net realized gain (loss) on total investments	218,364	164,880	—	4
Net change in unrealized appreciation (depreciation) on total investments	100,174	687,809	—	—

Net increase (decrease) from operations	442,031	1,073,748	107	360

FROM PARTICIPANT TRANSACTIONS
Premiums	431,948	927,035	1,624,362	3,255,717
Net transfers between CREF Accounts	50,035	294,562	223,608	(203,360)
Annuity payments	(13,305)	(20,250)	(12,876)	(22,504)
Withdrawals and death benefits	(411,485)	(709,871)	(1,936,091)	(4,303,977)

Net increase (decrease) from participant transactions	57,193	491,476	(100,997)	(1,274,124)

Net increase (decrease) in net assets	499,224	1,565,224	(100,890)	(1,273,764)

NET ASSETS
Beginning of period	10,238,526	8,673,302	12,053,685	13,327,449

End of period	$10,737,750	$10,238,526	$11,952,795	$12,053,685

ACCUMULATION UNITS:
Units purchased	3,044,423	7,307,223	63,600,612	127,488,200
Units sold/transferred	(2,593,501)	(3,465,952)	(67,081,904)	(176,604,913)
Outstanding:
Beginning of period	72,225,927	68,384,656	462,763,253	511,879,966

End of period	72,676,849	72,225,927	459,281,961	462,763,253

68 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 69

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Stock Account

	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$2.840		$4.506	$4.251	$5.339	$4.754	$4.329
Expenses (a)	0.568		1.006	0.849	1.113	0.992	1.095

Net investment income (loss) (a)	2.272		3.500	3.402	4.226	3.762	3.234
Net realized and unrealized gain (loss) on total investments	10.726		29.246	47.129	(107.993)	15.589	32.372

Net change in accumulation unit value	12.998		32.746	50.531	(103.767)	19.351	35.606

Accumulation unit value:
Beginning of period	241.000		208.254	157.723	261.490	242.139	206.533

End of period	$253.998		$241.000	$208.254	$157.723	$261.490	$242.139

TOTAL RETURN*	5.39	%(b)	15.72%	32.04%	(39.68)%	7.99%	17.24%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.46	%(c)	0.47%	0.49%	0.64%	0.52%	0.49%
Net investment income (loss)	1.83	%(c)	1.63%	1.97%	1.95%	1.44%	1.44%

SUPPLEMENTAL DATA
Portfolio turnover rate	28	%(b)	61%	58%	53%	49%	51%
Accumulation units outstanding at the end of period†	391		401	418	424	448	469
Accumulation fund net assets†	$99,261		$96,598	$87,141	$66,931	$117,078	$113,675
Net assets at the end of period†	$111,403		$108,700	$98,509	$76,505	$134,560	$131,097

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

70 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Global Equities Account

	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.218		$1.888	$1.862	$2.587	$2.069	$1.716
Expenses (a)	0.242		0.432	0.374	0.462	0.409	0.481

Net investment income (loss) (a)	0.976		1.456	1.488	2.125	1.660	1.235
Net realized and unrealized gain (loss) on total investments	3.597		8.987	19.648	(49.181)	8.522	14.969

Net change in accumulation unit value	4.573		10.443	21.136	(47.056)	10.182	16.204

Accumulation unit value:
Beginning of period	95.796		85.353	64.217	111.273	101.091	84.887

End of period	$100.369		$95.796	$85.353	$64.217	$111.273	$101.091

TOTAL RETURN*	4.77	%(b)	12.24%	32.91%	(42.29)%	10.07%	19.09%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.49	%(c)	0.50%	0.53%	0.68%	0.56%	0.52%
Net investment income (loss)	1.98	%(c)	1.69%	2.11%	2.34%	1.53%	1.35%

SUPPLEMENTAL DATA
Portfolio turnover rate	37	%(b)	81%	59%	76%	108%	137%
Accumulation units outstanding at the end of period†	150		152	155	147	153	151
Accumulation fund net assets†	$15,058		$14,527	$13,205	$9,429	$17,039	$15,293
Net assets at the end of period†	$15,366		$14,833	$13,490	$9,652	$17,461	$15,674

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 71

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Growth Account

	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.464		$0.907	$0.836	$0.740	$0.694	$0.625
Expenses (a)	0.163		0.293	0.249	0.316	0.272	0.321

Net investment income (loss) (a)	0.301		0.614	0.587	0.424	0.422	0.304
Net realized and unrealized gain (loss) on total investments	4.214		8.706	16.058	(30.509)	10.416	3.066

Net change in accumulation unit value	4.515		9.320	16.645	(30.085)	10.838	3.370

Accumulation unit value:
Beginning of period	71.518		62.198	45.553	75.638	64.800	61.430

End of period	$76.033		$71.518	$62.198	$45.553	$75.638	$64.800

TOTAL RETURN*	6.31	%(b)	14.98%	36.54%	(39.78)%	16.73%	5.49%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.44	%(c)	0.46%	0.48%	0.69%	0.55%	0.52%
Net investment income (loss)	0.81	%(c)	0.96%	1.14%	0.68%	0.60%	0.49%

SUPPLEMENTAL DATA
Portfolio turnover rate	35	%(b)	77%	81%	82%	127%	109%
Accumulation units outstanding at the end of period†	185		187	190	178	181	182
Accumulation fund net assets†	$14,031		$13,350	$11,842	$8,098	$13,666	$11,780
Net assets at the end of period†	$14,230		$13,540	$12,013	$8,222	$13,883	$11,985

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

72 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account

	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.863		$1.613	$1.470	$1.823	$1.806	$1.636
Expenses (a)	0.189		0.343	0.288	0.429	0.383	0.385

Net investment income (loss) (a)	0.674		1.270	1.182	1.394	1.423	1.251
Net realized and unrealized gain (loss) on total investments	5.040		11.830	16.176	(38.771)	3.050	11.332

Net change in accumulation unit value	5.714		13.100	17.358	(37.377)	4.473	12.583

Accumulation unit value:
Beginning of period	92.764		79.664	62.306	99.683	95.210	82.627

End of period	$98.478		$92.764	$79.664	$62.306	$99.683	$95.210

TOTAL RETURN*	6.16	%(b)	16.45%	27.86%	(37.50)%	4.70%	15.23%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.39	%(c)	0.42%	0.43%	0.59%	0.47%	0.43%
Net investment income (loss)	1.40	%(c)	1.54%	1.77%	1.67%	1.39%	1.39%

SUPPLEMENTAL DATA
Portfolio turnover rate	3	%(b)	8%	5%	7%	9%	10%
Accumulation units outstanding at the end of period†	115		116	116	113	113	116
Accumulation fund net assets†	$11,365		$10,765	$9,253	$7,030	$11,225	$11,033
Net assets at the end of period†	$11,573		$10,962	$9,426	$7,174	$11,474	$11,283

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 73

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Bond Market Account

	6/30/11		12/31/10		12/31/09		12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.712		$3.470		$3.818		$4.241	$4.260	$3.990
Expenses (a)	0.204		0.422		0.399		0.416	0.315	0.373

Net investment income (loss) (a)	1.508		3.048		3.419		3.825	3.945	3.617
Net realized and unrealized gain (loss) on total investments	1.094		3.096		2.556		(2.777)	0.806	(0.467)

Net change in accumulation unit value	2.602		6.144		5.975		1.048	4.751	3.150

Accumulation unit value:
Beginning of period	97.450		91.306		85.331		84.283	79.532	76.382

End of period	$100.052		$97.450		$91.306		$85.331	$84.283	$79.532

TOTAL RETURN*	2.67	%(b)	6.73%		7.00%		1.24%	5.97%	4.12%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.42	%(c)	0.44%		0.45%		0.61%	0.51%	0.48%
Net investment income (loss)	3.08	%(c)	3.19%		3.88%		4.53%	4.86%	4.69%

SUPPLEMENTAL DATA
Portfolio turnover rate	132	%(b)(d)	230	%(d)	185	%(d)	125%	174%	219%
Accumulation units outstanding at the end of period†	122		122		113		100	89	78
Accumulation fund net assets†	$12,186		$11,915		$10,296		$8,520	$7,494	$6,219
Net assets at the end of period†	$12,423		$12,148		$10,512		$8,711	$7,680	$6,395

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2011, December 31, 2010 and December 31, 2009 were 36%, 62% and 96%, respectively.

74 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Inflation-Linked Bond Account

	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$2.009		$1.596	$0.974	$2.700	$2.618	$1.560
Expenses (a)	0.124		0.254	0.241	0.249	0.186	0.228

Net investment income (loss) (a)	1.885		1.342	0.733	2.451	2.432	1.332
Net realized and unrealized gain (loss) on total investments	1.353		1.929	4.119	(3.367)	2.695	(1.339)

Net change in accumulation unit value	3.238		3.271	4.852	(0.916)	5.127	(0.007)

Accumulation unit value:
Beginning of period	58.770		55.499	50.647	51.563	46.436	46.443

End of period	$62.008		$58.770	$55.499	$50.647	$51.563	$46.436

TOTAL RETURN*	5.51	%(b)	5.89%	9.58%	(1.78)%	11.04%	(0.01)%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.42	%(c)	0.44%	0.45%	0.58%	0.50%	0.49%
Net investment income (loss)	6.32	%(c)	2.33%	1.38%	4.69%	5.00%	2.83%

SUPPLEMENTAL DATA
Portfolio turnover rate	7	%(b)	15%	11%	19%	13%	23%
Accumulation units outstanding at the end of period†	137		135	134	116	91	77
Accumulation fund net assets†	$8,492		$7,955	$7,453	$5,871	$4,668	$3,597
Net assets at the end of period†	$8,722		$8,177	$7,665	$6,060	$4,830	$3,744

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 75

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account

	6/30/11		12/31/10		12/31/09		12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$1.951		$3.618		$3.517		$4.191	$4.165	$3.687
Expenses (a)	0.294		0.561		0.488		0.600	0.492	0.535

Net investment income (loss) (a)	1.657		3.057		3.029		3.591	3.673	3.152
Net realized and unrealized gain (loss) on total investments	4.291		11.683		19.530		(34.439)	2.371	8.412

Net change in accumulation unit value	5.948		14.740		22.559		(30.848)	6.044	11.564

Accumulation unit value:
Beginning of period	138.017		123.277		100.718		131.566	125.522	113.958

End of period	$143.965		$138.017		$123.277		$100.718	$131.566	$125.522

TOTAL RETURN*	4.31	%(b)	11.95%		22.41%		(23.45)%	4.81%	10.15%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.42	%(c)	0.44%		0.45%		0.61%	0.48%	0.45%
Net investment income (loss)	2.36	%(c)	2.39%		2.81%		3.02%	2.81%	2.65%

SUPPLEMENTAL DATA
Portfolio turnover rate	57	%(b)(d)	98	%(d)	85	%(d)	77%	60%	84%
Accumulation units outstanding at the end of period†	73		72		68		66	68	67
Accumulation fund net assets†	$10,463		$9,968		$8,430		$6,685	$8,917	$8,458
Net assets at the end of period†	$10,738		$10,239		$8,673		$6,891	$9,197	$8,733

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending June 30, 2011, December 31, 2010 and December 31, 2009 were 22%, 40% and 49%, respectively.

76 2011 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Money Market Account

	6/30/11		12/31/10	12/31/09	12/31/08	12/31/07	12/31/06

	(unaudited)

FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income (a)	$0.026		$0.062	$0.164	$0.700	$1.258	$1.169
Expenses (a)	0.026		0.062	0.104	0.124	0.092	0.098

Net investment income (loss) (a)	0.000		0.000	0.060	0.576	1.166	1.071
Net realized and unrealized gain (loss) on total investments	0.000		0.000	(0.031)	0.032	(0.004)	—

Net change in accumulation unit value	0.000		0.000	0.029	0.608	1.162	1.071

Accumulation unit value:
Beginning of period	25.533		25.533	25.504	24.896	23.734	22.663

End of period	$25.533		$25.533	$25.533	$25.504	$24.896	$23.734

TOTAL RETURN*	0.00	%(b)	0.00%	0.11%	2.44%	4.90%	4.73%

RATIOS TO AVERAGE NET ASSETS:
Total expenses	0.39	%(c)	0.41%	0.43%	0.56%	0.45%	0.43%
Expenses net of TIAA withholding	0.20	%(c)	0.24%	0.41%	0.56%	0.45%	0.43%
Net investment income (loss)	0.00	%(c)	0.00%	0.21%	2.25%	4.79%	4.64%

SUPPLEMENTAL DATA
Accumulation units outstanding at the end of period†	459		463	512	582	469	393
Accumulation fund net assets†	$11,727		$11,816	$13,070	$14,846	$11,670	$9,327
Net assets at the end of period†	$11,953		$12,054	$13,327	$15,133	$11,922	$9,571

*	Based on per accumulation unit data.

†	Millions

(a)	Based on average units outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods of less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2011 Semiannual Report 77

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

78   2011 Semiannual Report ▪ College Retirement Equities Fund

continued

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Securities lending: The Accounts (excluding the Money Market Account) may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempt to increase their net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statements of Operations. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. The value of securities purchased with cash collateral is detailed within the Summary Portfolios of Investments.

Lending securities of the Accounts exposes the Accounts to risks such as the following: (i) the borrower may fail to return the loaned securities; (ii) the borrower may not be able to provide additional collateral; (iii) the Accounts may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Accounts may experience losses relating to the reinvestment of cash collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of the securities loaned for foreign securities. However, the securities on loan are subject to daily market fluctuations, which may cause the loans to be under-collateralized for a period of time. The cash collateral for the Stock and Global Equities Accounts is invested in individual securities selected by the lending agent, pursuant to investment restrictions defined by the investment adviser, TIAA-CREF Investment Management, LLC (“TCIM”). The cash collateral for the Social Choice Account is invested in short-term instruments by TCIM. As of June 30, 2011, there were no securities out on loan for the Growth, Equity Index, Bond Market and Inflation-Linked Bond Accounts.

At June 30, 2011, the market value of investments of cash collateral for securities loaned (securities, cash and other assets) and the amounts owed to lending counterparties are as follows (amounts are in thousands):

Account	Market Value of Collateral	Amounts Owed to Lending Counterparties

Stock	$6,224,715	$6,230,996
Global Equities	936,891	937,959
Social Choice	209,676	209,568

College Retirement Equities Fund ▪ 2011 Semiannual Report   79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. Management has analyzed the Accounts’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Board of Trustees (“Board”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. The investment of deferred amounts and the offsetting payable to the trustees are included in other assets and other liabilities in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

80   2011 Semiannual Report ▪ College Retirement Equities Fund

continued

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Account) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments in the Money Market Account are valued at amortized cost. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swaps are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

College Retirement Equities Fund ▪ 2011 Semiannual Report   81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2011, there were no significant transfers between levels by the Accounts.

As of June 30, 2011, 100% of the value of investments in the Equity Index Account was based on Level 1 inputs.

As of June 30, 2011, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts was valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Accounts’ investments as of June 30, 2011 (amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total

Stock
Consumer Discretionary*	$9,472,210	$3,776,808	$—	$13,249,018
Consumer Staples*	6,582,385	2,808,304	1	9,390,690
Energy*	8,727,645	3,505,159	—	12,232,804
Financials*	12,311,786	7,620,634	—	19,932,420
Health Care*	9,251,358	2,092,750	7,113	11,351,221
Industrials*	9,013,712	4,355,632	—	13,369,344
Information Technology*	13,863,178	2,381,592	—	16,244,770
Materials*	3,522,098	4,347,562	—	7,869,660
Telecommunication Services*	2,276,618	1,414,830	—	3,691,448
Utilities*	2,503,405	1,149,053	—	3,652,458
Corporate Bonds	—	78	—	78
Short-Term Investments	—	6,286,930	—	6,286,930
Swaps**	—	(2,865)	—	(2,865)

Total	$77,524,395	$39,736,467	$7,114	$117,267,976

Global Equities
United States	$7,323,474	$6,177	$—	$7,329,651
United Kingdom*	22,010	1,505,581	—	1,527,591
Japan	—	1,132,925	—	1,132,925
Canada	52,140	631,739	—	683,879
Switzerland*	87,877	550,848	—	638,725
France	143	705,114	—	705,257
Germany	—	484,775	—	484,775
Australia	—	416,178	—	416,178
Netherlands*	25,430	284,916	—	310,346
Other*	120,785	1,774,132	—	1,894,917
Short-Term Investments	—	1,115,953	—	1,115,953

Total	$7,631,859	$8,608,338	$—	$16,240,197

82   2011 Semiannual Report ▪ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total

Growth
Consumer Discretionary	$2,175,040	$92,688	$—	$2,267,728
Consumer Staples	1,195,040	21,230	—	1,216,270
Energy*	1,416,770	62,307	—	1,479,077
Financials	752,448	—	—	752,448
Health Care*	1,575,530	9,516	—	1,585,046
Industrials	1,766,021	7,073	—	1,773,094
Information Technology*	3,978,359	8,683	—	3,987,042
Materials*	887,363	24,488	—	911,851
Telecommunication Services	136,983	—	—	136,983
Utilities	5,892	—	—	5,892
Short-Term Investments	—	96,425	—	96,425
Futures**	2,915	—	—	2,915

Total	$13,892,361	$322,410	$—	$14,214,771

Bond Market
Bank Loan Obligations	$—	$16,993	$—	$16,993
Corporate Bonds	—	3,448,271	—	3,448,271
Government Bonds	—	7,958,551	—	7,958,551
Structured Assets	—	767,039	—	767,039
Preferred Stocks	4,671	—	—	4,671
Short-Term Investments	—	2,112,388	—	2,112,388

Total	$4,671	$14,303,242	$—	$14,307,913

Social Choice
Consumer Discretionary	$570,334	$150,776	$—	$721,110
Consumer Staples	419,412	123,733	—	543,145
Energy	516,071	135,210	—	651,281
Financials	912,401	303,229	—	1,215,630
Health Care	588,939	100,428	—	689,367
Industrials	619,926	186,124	—	806,050
Information Technology	812,001	54,360	—	866,361
Materials	271,540	189,661	—	461,201
Telecommunication Services	121,151	76,941	—	198,092
Utilities	213,011	66,447	—	279,458
Corporate Bonds	—	931,054	—	931,054
Government	—	3,016,374	—	3,016,374
Structured Assets	—	277,714	—	277,714
Short-Term Investments	—	857,960	—	857,960

Total	$5,044,786	$6,470,011	$—	$11,514,797

*	Includes American Depositary Receipts at Level 1.

**	Derivatives instruments are not reflected in the portfolio of investments. They are valued at the unrealized appreciation/(depreciation) on the instrument.

College Retirement Equities Fund ▪ 2011 Semiannual Report   83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value (amounts are in thousands)

Stock Account

Balance as of December 31, 2010	$8,653
Realized Gain/(Loss)	(43)
Change in Unrealized Appreciation/(Depreciation)	(1,368)*
Gross Purchases	—
Gross Sales	(128)

Balance as of June 30, 2011	$7,114

*	Includes $(2,750) related to Level 3 securities still held at period end.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. Realized gain (loss) and unrealized appreciation (depreciation) on futures transactions are reported separately in the Statements of Operations. With futures, there is minimal counterparty credit risk to the Accounts since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default. During the period ended June 30, 2011, the Stock Account, the Growth Account, the Equity Index Account, and the Bond Market Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

84  2011 Semiannual Report ▪ College Retirement Equities Fund

continued

At June 30, 2011, the Accounts held the following open futures contracts (amounts are in thousands):

Account	Futures	Number of Contracts‡	Market Value	Expiration Date	Unrealized Appreciation

Growth	CME E-mini S&P 500 Index	1,329	$87,415	September 2011	$2,915

Equity Index	Russell 2000 Mini Index	34	2,807	September 2011	89
	CME E-mini S&P Mid-Cap 400 Index	28	2,734	September 2011	74
	CME E-mini S&P 500 Index	93	6,117	September 2011	189

			$11,658		$352

‡	Number of contracts is not in thousands.

Total return swap contracts: Total return swaps are agreements that provide an Account with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Account will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contracts is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Account include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Account’s maximum loss from counterparty risk is the fair value of the contract. The Stock Account is currently invested in a total return swap contract to gain exposure to certain equity markets. During the period ended June 30, 2011, the Stock Account’s exposure to total return swaps, based on underlying notional amounts, was generally between 0% and 1% of net assets.

College Retirement Equities Fund ▪ 2011 Semiannual Report  85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

At June 30, 2011, the Stock Account held the following open total return swap contracts (amounts are in thousands):

Counterparty	Notional Amount	Termination Date	Payments paid by account per annum	Total return received by or paid by Account	Unrealized Appreciation/ (Depreciation)

JP Morgan	$52,477	11/03/11	3 month	MSCI EM	$(2,865)
			LIBOR+	Emerging Markets
			0.89%	Small Cap USD

Credit default swap contracts: Certain Accounts are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Account is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Account. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Account could be required to make under the contract. In return, the Account receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Account keeps the stream of payments with no payment obligations. When the Account sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Account.

The Account may also buy credit default swap contracts, in which case the Account functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Account with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swaps is reflected in unrealized appreciation and (depreciation) on swaps in the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Account receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Accounts invest in credit default swaps to hedge or manage the risks associated with assets held in the Account and/or to facilitate the implementation of portfolio strategies. During the period ended June 30, 2011, the Bond Market

86  2011 Semiannual Report ▪ College Retirement Equities Fund

continued

Account had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2011, the Accounts did not hold any credit default swap contracts.

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TCIM in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services are provided to the Accounts by TIAA pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly-owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly-owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost and CREF also reimburses TCIM, Services, TPIS, and TIAA for third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

For the period ended June 30, 2011, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and administrative expenses for the Money Market Account, totaling $10,899,000. The withholding of expenses is voluntary in nature and can be discontinued at any time. Any expenses waived will be subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the Account’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the Account’s yield (net of all expenses) on that day.

TIAA charges a mortality and expense charge to CREF in an amount equal to 0.005% of the net assets of each Account to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract.

Amounts owed to Account affiliates for payment of Account expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities. Such expense is reflected in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Additionally, investments in other investment companies advised by TCIM are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows (amounts are in thousands):

Issue	Value at December 31, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2011†		Value at June 30, 2011

Stock Account
Biovitrum AB	$72,724	$7,006	$17,424	$666	$—	$—	—	**	$—
Enteromedics, Inc	5,697	—	4,073	(424)	—	—	—	**	—
Freescale Semiconductor Holdings	*	46,685	—	—	—	—	2,656,692		48,857
Georgia Gulf	*	41,377	2,049	1,006	—	—	1,908,642		46,075
Information Development Co	3,027	—	559	226	81	5	—	**	—
Japan Asia Investment Co Ltd	6,194	—	—	—	—	—	8,823,000		9,814
Jarden Corp	149,730	48,262	6,528	2,864	495	—	6,087,239		210,072
MPM Bioventures II	5,409	—	—	—	—	—	22,167,242		4,483
Orient-Express Hotels Ltd	77,211	1,327	11,218	488	—	—	5,129,316		55,140
Skyline Venture Fund II Ltd	466	—	—	—	—	—	4,254,176		239
Talbot’s	*	14,187	1,091	(1,155)	—	—	5,459,992		18,236
Vanda Pharmaceuticals, Inc	15,236	98	401	(340)	—	—	1,570,242		11,212

	$335,694	$158,942	$43,343	$3,331	$576	$5			$404,128

Bond Market Account
TIAA-CREF High-Yield Fund	$5,632	$134	$5,934	$481	$153	$—	—	**	$—

	$5,632	$134	$5,934	$481	$153	$—			$—

*	Not an Affiliate as of December 31, 2010

**	Not an Affiliate as of June 30, 2011

†	Shares are not in thousands

Note 5—investments

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

88   2011 Semiannual Report ▪ College Retirement Equities Fund

continued

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Dollar rolls transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At June 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (amounts are in thousands):

Account	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Stock	$18,125,315	$(2,685,723)	$15,439,592
Global Equities	2,214,393	(319,521)	1,894,872
Growth	2,721,158	(97,714)	2,623,444
Equity Index	3,682,162	(1,115,152)	2,567,010
Bond Market	440,110	(117,985)	322,125
Inflation-Linked Bond	717,654	(49)	717,605
Social Choice	1,616,278	(259,578)	1,356,700

Purchases and sales of securities (other than short-term money market instruments) for the Accounts for the period ended June 30, 2011 were as follows (amounts are in thousands):

	Stock Account	Global Equities Account	Growth Account

Purchases:
Non-Government	$31,460,463	$5,570,450	$4,946,752
Government	—	—	—

Total Purchases	$31,460,463	$5,570,450	$4,946,752

Sales:
Non-Government	$33,641,860	$5,666,743	$4,983,058
Government	325	—	—

Total Sales	$33,642,185	$5,666,743	$4,983,058

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concluded

	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$465,450	$1,751,658	$—	$1,363,587
Government	—	14,358,973	744,176	4,955,873

Total Purchases	$465,450	$16,110,631	$744,176	$6,319,460

Sales:
Non-Government	$376,767	$1,219,423	$—	$1,183,030
Government	—	14,548,766	602,111	4,751,810

Total Sales	$376,767	$15,768,189	$602,111	$5,934,840

Note 7—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 28, 2011, the unsecured revolving credit facility was $1.0 billion. For the period ended June 30, 2011, there were no borrowings under this credit facility by the Accounts.

Note 8—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

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BOARD RENEWAL OF THE INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment management services, as well as fund accounting and custody, for each Account.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, an investment advisory agreement with a registered investment company will remain in effect only if its board of directors/trustees annually renews that agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on March 31, 2011, at which it considered the annual renewal of the Agreement with respect to each applicable Account using its previously-established process. As part of this process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with management and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewal, and then helped evaluate the information provided in response to those guidelines. During a series of meetings held prior to the March 31, 2011 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to management and the Accounts, and then evaluated the information produced in accordance with those guidelines and requests.

During these meetings, the Operations Committee also reviewed the types of costs reimbursable under the Agreement for services provided by TCIM pursuant to the Agreement. The Committee requested on behalf of the Board, and management provided, assurance that the costs charged to the Accounts for the most recent fiscal year were of the types and in the amounts for which reimbursement is authorized under the Agreement.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to all Trustees with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an

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independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Account, including data relating to each Account’s management expenses, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds that underlie variable insurance products with similar investment objectives and strategies, each of which was selected by Lipper, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy guidelines under Section 15(c) of the 1940 Act, as applicable. Lipper also represented that it (and not management) had identified the selected comparative peer groups and universes and that it did so in a manner that was not intended to produce biased results for its clients. In considering Lipper’s data, the Board noted that the data on similar funds was based on historical information and had not been adjusted to reflect market volatility that affected the asset levels of many mutual funds during the period covered by that data due to the financial markets’ downturn and subsequent recovery.

In advance of the Board meeting held on March 31, 2011, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed its Lipper peer group, together with an explanation of any events that had a material impact on performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s fees under the Agreement as compared to any other comparable accounts managed by TCIM or its affiliates, if any; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts; (5) information regarding TCIM’s financial resources, senior professional personnel,

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BOARD RENEWAL OF THE INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related service agreements between CREF and affiliates of TCIM; (7) a copy of TCIM’s SEC Form ADV registration statement (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement.

In considering whether to renew the Agreement with respect to each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) the extent to which economies of scale have been realized or are anticipated to be realized as the Account’s assets grow; (5) whether the at-cost expense structure reflects any such economies of scale for the benefit of Account investors; (6) comparisons of services and fees with contracts entered into by TCIM with other clients; and (7) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the Accounts. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process and certain applicable legal authorities.

While the Board considered the Agreement with respect to all Accounts, the Board received and considered Account-specific information and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 31, 2011, the Board voted unanimously to renew the Agreement for each Account. Set forth below are the general factors the Board considered for all of the Accounts, followed by a summary of certain specific factors the Board considered for each particular Account.

94   2011 Semiannual Report ▪ College Retirement Equities Fund

continued

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TCIM is an experienced investment adviser and that TCIM or its affiliates had managed the Accounts since their operations commenced. Investment professionals at Teachers Advisors, Inc. (“TAI”), an affiliate of TCIM, also manage various accounts of the TIAA-CREF Funds, the TIAA-CREF Life Funds and the TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Accounts to the Board on a regular basis; and providing custody and fund accounting services to the Accounts. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In the course of its review of the quality of TCIM’s services, the Board examined the investment performance of each Account and concluded that it was within an acceptable range when compared with the Account’s benchmark and/or its peer group/universe of mutual funds that underlie variable products, or that, in the case of an Account that had underperformed its benchmark or peer group/universe for an extended period of time, TCIM represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Account’s investment performance.

In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Account, as applicable, over one-, two-, three-, four-, five- and ten-year periods. The Board considered each Account’s performance as compared to its peer group, peer universe and benchmark index. The Board also reviewed the performance of the Equity Index Account before any reduction for expenses as compared to the Account’s benchmark index. In this regard, the Board considered that most financial markets had experienced nearly unprecedented volatility during recent years that had impacted the performance of many Accounts. Despite these circumstances, the performance of most Accounts generally compared favorably to their benchmarks (before expenses incurred to operate the Accounts) and, with some exceptions, the Accounts ranked in the top three performance quintiles versus their peer groups of

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BOARD RENEWAL OF THE INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

mutual funds that underlie variable insurance products, for most time periods. (For additional details regarding each Account’s performance, see the Account-by-Account synopsis below.) The Board considered that, in those cases in which an Account had underperformed its benchmark or peer group of mutual funds for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative remedial actions that are reasonably designed to enhance the Account’s investment performance. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was within an acceptable range or that appropriate remedial actions had or were being implemented.

COST AND PROFITABILITY

The Board considered the amounts charged by TCIM to each Account during 2010, including investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. In considering TCIM’s profitability, the Board noted that TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing funds with similar investment objectives and strategies that underlie variable insurance products, as analyzed by Lipper. The Board determined that the anticipated management expenses of the Accounts under CREF’s at cost arrangements were lower than the management fee rates charged by many or most mutual funds that underlie variable insurance products with similar investment strategies. Based on all factors considered, the Board concluded that the anticipated management expenses for each Account under the at cost arrangement were within an acceptable range in relation to those charged by appropriate groups of mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of potentially material differences between the Accounts and such mutual funds (including CREF’s at cost expense structure and the nature of services provided to CREF). Additionally, the Board considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Accounts’ data was derived.

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continued

ECONOMIES OF SCALE

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

FEE COMPARISON WITH OTHER TCIM CLIENTS

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by TAI, TCIM’s affiliated investment adviser that provides investment advisory services to other affiliated investment companies and to institutional client assets through a small number of unregistered funds and separately managed accounts with similar investment strategies and staff. The Board considered that TAI is a for-profit company and, as a result, it generally renders management services to investment companies and other accounts with similar investment objectives and strategies at higher fee rates than the advisory costs charged by TCIM for CREF. In addition, the Board considered that TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; that some of these other funds and accounts are offered through products that charge additional fees to their investors, may target different types of investors, and/or may be packaged with other products; and that these factors justify different fee rate schedules.

OTHER BENEFITS

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain Accounts managed by TCIM or its affiliates may benefit from economies of scale to the extent that these Accounts are managed in the same manner and by the same personnel as certain of the affiliated TIAA-CREF mutual funds. Additionally, TCIM, its affiliates and the Accounts may benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

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BOARD RENEWAL OF THE INVESTMENT
MANAGEMENT AGREEMENT (UNAUDITED)

ACCOUNT-BY-ACCOUNT FACTORS

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All time periods referenced below end as of December 31, 2010. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest rating category.

CREF STOCK ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.125% of average daily net assets for 2011.

•

The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and in the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three-, four- and ten-year periods, the Account was in the 3rd quintile of its universe of comparable funds identified by Lipper for performance comparison purposes (“Performance Universe”). For the five-year period, it was in the 2nd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF GLOBAL EQUITIES ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.140% of average daily net assets for 2011.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, four- and ten-year periods, the Account was in the 4th quintile of its Performance Universe. For the two- and three-year periods, the Account was in the 3rd quintile of its Performance Universe. For the five-year period, the Account was in the 5th quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF GROWTH ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.105% of average daily net assets for 2011.

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continued

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the two-, three- and five-year periods, the Account was in the 3rd quintile of its Performance Universe. For the four-year period, the Account was in the 2nd quintile of its Performance Universe. For the one- and ten-year periods, the Account was in the 4th quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF EQUITY INDEX ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.070% of average daily net assets for 2011.

•

The Account’s pro forma management costs (including investment management and administrative costs) are in the 2nd and 3rd quintiles, respectively, of its Expense Group and Expense Universe, and its total costs are in the 1st and 2nd quintiles, respectively, of its Expense Group and Expense Universe.

•

For the two-, three-, four- and five-year periods, the Account was in the 3rd quintile of its Performance Universe. For the one-year period, the Account was in the 2nd quintile of its Performance Universe. For the ten-year period, the Account was in the 4th quintile of its Performance Universe.

•

For the one-, three- and five-year periods, the Account’s relative gross performance (meaning the Account’s performance without any reductions for fees or expenses) as compared to its benchmark, the Russell 3000® Index, was 0, +12 and +8 basis points, respectively.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF SOCIAL CHOICE ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.085% of average daily net assets for 2011.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one- and three-year periods, the Account was in the 2nd quintile of its Performance Universe. For the two-, four-, five- and ten-year periods, the Account was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 4 stars.

CREF INFLATION-LINKED BOND ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for 2011.

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BOARD RENEWAL OF THE INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the two- and four-year periods, the Account was in the 2nd quintile of its Performance Universe. For the one-, three-, five- and ten-year periods, the Account was in the 3rd, 4th, 4th, and 1st quintiles, respectively, of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF BOND MARKET ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.090% of average daily net assets for 2011.

•	The Account’s pro forma management costs (including investment management and administrative costs) and total costs are in the 1st quintile of its Expense Group and Expense Universe.

•

For the one-, three-, four- and five-year periods, the Account was in the 4th quintile of its Performance Universe. For the two- and ten-year periods, the Account was in the 5th and 3rd quintiles, respectively, of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars.

CREF MONEY MARKET ACCOUNT

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.075% of average daily net assets for 2011.

•

The Account’s pro forma management costs (including investment management and administrative costs) are in the 4th quintile of its Expense Group and Expense Universe. The Account’s total costs are in the 2nd and 3rd quintiles of its Expense Group and Expense Universe, respectively.

•

For the one- and three-year periods, the Account was in the 3rd quintile of its Performance Universe. For the two-year period, the Account was in the 4th quintile of its Performance Universe. For the four-, five- and ten-year periods, the Account was in the 2nd quintile of its Performance Universe. These performance results reflect the voluntary waiver of certain expenses to keep the Account’s yield from being negative.

•	Money market accounts are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

100   2011 Semiannual Report ▪ College Retirement Equities Fund

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HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252
24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252
8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200
8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411
8 a.m. to 6 p.m. ET, Monday–Friday

FOR THE HEARING- OR SPEECH-IMPAIRED

800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318
8 a.m. to 7:30 p.m. ET, Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 877 518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2011 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

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Printed on paper containing recycled fiber

C113	A10939 (8/11)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audited Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

CORPORATE BONDS - 0.0%

FOOD & STAPLES RETAILING - 0.0%
$ 8	i	Marfrig Alimentos S.A.	1.000%	07/15/15	$52

		TOTAL FOOD & STAPLES RETAILING			52

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,532,180		Dr Reddys Laboratories Ltd	9.250	03/24/14	6

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6

REAL ESTATE - 0.0%
22,759		Kiwi Income Property Trust	8.950	12/20/14	20

		TOTAL REAL ESTATE			20

		TOTAL CORPORATE BONDS			78

		(Cost $70)

SHARES		COMPANY

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 2.0%
63,000		Actron Technology Corp	266
64,000		Aichi Machine Industry Co Ltd	262
34,200		Aisan Industry Co Ltd	361
494,031		Aisin Seiki Co Ltd	19,117
171,100	e	Akebono Brake Industry Co Ltd	949
3,008,964	*	American Axle & Manufacturing Holdings, Inc	34,242
90,723	*,e	Amerigon, Inc (Class A)	1,577
239,859		Amtek Auto Ltd	874
140,889		Amtek India Ltd	269
7,700		APM Automotive Holdings Bhd	12
11,259	*	Asahi India Glass Ltd	20
14,113		AtlasBX Co Ltd	413
789,070		Autoliv, Inc	61,904
51,400		Automatic Data Processing, Inc	501
4,163	*	Autoneum Holding AG.	436
2,656,000		AviChina Industry & Technology Co	1,590

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

145,355		Bajaj Holdings and Investment Ltd	$4,586
217,090		Bayerische Motoren Werke AG.	21,678
397		Bayerische Motoren Werke AG. (Preference)	25
39,905		Bharat Forge Ltd	275
480,907	*	BorgWarner, Inc	38,852
135,573		Brembo S.p.A.	1,933
812,530	e	Bridgestone Corp	18,721
8,672,000	*,e	Brilliance China Automotive Holdings Ltd	9,826
814,200	e	Byd Co Ltd	2,646
837,058	*,e	Calsonic Kansei Corp	5,045
159,000	*	Changfeng Axle China Co	59
1,229,000		Chaowei Power Holdings Ltd	411
1,620,761		Cheng Shin Rubber Industry Co Ltd	4,666
3,502,000		China Motor Corp	3,611
36,981	e	Compagnie Plastic-Omnium S.A.	1,205
59,644	*	Continental AG.	6,285
264,978	e	Cooper Tire & Rubber Co	5,244
51,000		Cub Elecparts, Inc	108
68,730		Dae Won Kang Up Co Ltd	398
36,000	*	Daido Metal Co Ltd	374
566,334	*,e	Daihatsu Motor Co Ltd	9,638
1,816,619		DaimlerChrysler AG. (EUR)	136,994
1,133,591	*	Dana Holding Corp	20,745
1,269,250		Denso Corp	47,208
153,000		Depo Auto Parts Ind Co Ltd	384
1,300		Dong Ah Tire & Rubber Co Ltd	12
7,654,915	e	Dongfeng Motor Group Co Ltd	14,532
15,790		Dongyang Mechatronics Corp	263
48,503	*	Dorman Products, Inc	1,920
308,900		Double Coin Holdings Ltd	202
1,149,800		Drb-Hicom BHD	867
94,468	e	Drew Industries, Inc	2,335
31,000	*	Eagle Industry Co Ltd	389
46,757		ElringKlinger AG.	1,659
55,482		Exedy Corp	1,902
86,590		Exide Industries Ltd	314
376,735	*,e	Exide Technologies	2,878
716,250	e	Faurecia	30,716
53,400	e	FCC Co Ltd	1,281
574,000		Federal Corp	377
430,960	*	Federal Mogul Corp (Class A)	9,839
456,678	e	Fiat S.p.A.	5,018
76,149		Fleetwood Corp Ltd	927
17,736,984	*	Ford Motor Co	244,593
67,881	*,e	Fuel Systems Solutions, Inc	1,694
1,740,123		Fuji Heavy Industries Ltd	13,523
17,000		Furukawa Battery Co Ltd	122
82,997	*,e	Futaba Industrial Co Ltd	607
5,410,000	e	Geely Automobile Holdings Ltd	2,125
85,268,000	*,e,m	General Motors Co	0	^
26,439,191	*,m	General Motors Co	0	^
4,230,271	*,e,m	General Motors Co	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

40,684,487	*,m	General Motors Co	$0	^
722,689	*,e	General Motors Co	0	^
35,983,677	*,m	General Motors Co	0	^
24,057,000	*,m	General Motors Co	0	^
2,054,354	*,e	General Motors Co	62,370
6,062,000	*,m	General Motors Co	0	^
7,950,000	*,m	General Motors Co	0	^
18,507,434	*,m	General Motors Co	0	^
415,507	e	Gentex Corp	12,561
8,433		Ghabbour Auto	43
2,931,936		GKN plc	10,931
21,170		Global & Yuasa Battery Co Ltd	950
1,037		Goodyear Lastikleri Turk AS.	37
1,114,192	*,e	Goodyear Tire & Rubber Co	18,685
14,528	*	Grammer AG.	363
1,861,000	e	Great Wall Motor Co Ltd	3,081
7,744,716	e	Guangzhou Automobile Group Co Ltd	9,497
55,224	*,m	Haldex AB	262
81,780		Halla Climate Control Corp	1,977
22,390		Hanil E-Wha Co Ltd	273
97,390		Hankook Tire Co Ltd	4,167
698,887		Harley-Davidson, Inc	28,633
152,033		Hero Honda Motors Ltd	6,393
28,200	*	HI-LEX CORP	507
4,200	*,m	Hiroca Holdings Ltd	18
2,930,746	e	Honda Motor Co Ltd	112,913
69,000		Hu Lane Associate, Inc	171
15,383		Hudaco Industries Ltd	186
19,260		Hwa Shin Co Ltd	363
116,123		Hyundai Mobis	43,692
424,226		Hyundai Motor Co	94,574
76,043		Hyundai Motor Co Ltd (2nd Preference)	5,880
41,280		Hyundai Motor Co Ltd (Preference)	2,966
15,700	*	Hyundai Wia Corp	2,390
250,133		IMMSI S.p.A.	301
1,202,727		Isuzu Motors Ltd	5,694
534,200	*,m	Jinan Qingqi Motorcycle Co	198
2,849,034	e	Johnson Controls, Inc	118,692
113,400		Kanto Auto Works Ltd	1,039
228,896	e	Kayaba Industry Co Ltd	1,736
153,800	e	Keihin Corp	3,255
588,000		Kenda Rubber Industrial Co Ltd	846
868,337		Kia Motors Corp	59,071
67,740	*	Koito Manufacturing Co Ltd	1,184
44,510		Kolao Holdings Ltd	287
577,351	*,e	Kongsberg Automotive ASA	466
20,100	*	Kumho Tire Co, Inc	314
62,290	e	Landi Renzo S.p.A.	194
600	*,b,m	Lear Corp	0	^
808,949		Lear Corp (New)	43,263
62,795		Leoni AG.	3,729
83,398		Linamar Corp	1,898

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

368,196	e	Magna International, Inc (Class A)	$19,909
458,443		Mahindra & Mahindra Ltd	7,217
76,618	*	MAN SE	10,305
11,432		Mando CORP	2,377
104,582	*	Martinrea International, Inc	875
101,409		Maruti Udyog Ltd	2,639
1,888,606	e	Mazda Motor Corp	4,977
270,458	e	Michelin (C.G.D.E.) (Class B)	26,489
1,026,000	e	Minth Group Ltd	1,664
47,000		Mitsuba Corp	436
3,339,778	*,e	Mitsubishi Motors Corp	4,075
216,890	*	Modine Manufacturing Co	3,334
27,684		Motherson Sumi Systems Ltd	140
47,540		Motonic Corp	412
50,063	*	Motorcar Parts of America, Inc	751
4,066		MRF Ltd	611
37,400		Musashi Seimitsu Industry Co Ltd	986
450,000	*	Nan Kang Rubber Tire Co Ltd	735
32,260		Nexen Tire Corp	587
379,733		NGK Spark Plug Co Ltd	5,247
258,670		NHK Spring Co Ltd	2,645
12,900	*	Nidec-Tosok Corp	151
107,751		Nifco, Inc	2,851
70,000		Nippon Seiki Co Ltd	926
4,720,421		Nissan Motor Co Ltd	49,608
94,941		Nissan Shatai Co Ltd	733
58,200		Nissin Kogyo Co Ltd	1,052
140,498	*	NOK Corp	2,408
55,509		Nokian Renkaat Oyj	2,787
848,000	*,m	Norstar Founders Group Ltd	1
24,910		Otokar Otobus Karoseri Sanayi AS.	588
2,486,174	e	Peugeot S.A.	111,533
180,127	e	Piaggio & C S.p.A.	755
128,718	e	Pirelli & C S.p.A.	1,392
146,800	*	Plascar Participacoes Industriais S.A.	231
29,840		Porsche AG.	2,367
366,000	e	Press Kogyo Co Ltd	1,856
244,200		Proton Holdings BHD	268
3,309,931		PT Astra International Tbk	24,604
2,561,500		PT Gajah Tunggal Tbk	936
6,963		Pyeong Hwa Automotive Co Ltd	141
1,416,000		Qingling Motors Co Ltd	438
472,126		Renault S.A.	28,011
168,000		Riken Corp	722
15,340		S&T Daewoo Co Ltd	480
23,280		S&T Dynamics Co Ltd	351
52,563	*	SAF-Holland S.A.	655
220,000	e	Sanden Corp	1,140
77,600		Sanoh Industrial Co Ltd	663
632,000	*	Sanyang Industry Co Ltd	385
6,010		Sejong Industrial Co Ltd	116
20,471	e	Shiloh Industries, Inc	221

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

66,500	*	Showa Corp	$478
9,360		SL Corp	264
8,701	e	Societe Fonciere Financiere et de Participations FFP	694
59,256		Sogefi S.p.A.	222
382,700		Somboon Advance Technology PCL	287
235,067	e	Spartan Motors, Inc	1,269
456,400		Sri Trang Agro-Industry PCL	392
37,510	*	Ssangyong Motor Co	297
162,593	e	Standard Motor Products, Inc	2,476
239,105		Stanley Electric Co Ltd	4,197
110,730	*	Stoneridge, Inc	1,632
353,811	e	Sumitomo Rubber Industries, Inc	4,282
24,351		Sungwoo Hitech Co Ltd	579
120,544	e	Superior Industries International, Inc	2,665
393,483		Suzuki Motor Corp	8,870
2,362,653	e	T RAD Co Ltd	11,417
43,000		Ta Yih Industrial Co Ltd	110
33,900		Tachi-S Co Ltd	629
63,000	*	Takata Corp	1,932
151,100		TAN Chong Motor Holdings BHD	238
26,700	e	Teikoku Piston Ring Co Ltd	322
269,343	*,e	Tenneco, Inc	11,870
113,276	*,e	Tesla Motors, Inc	3,300
120,154	e	Thor Industries, Inc	3,465
1,134,000		Tianneng Power International Ltd	508
14,071		Tofas Turk Otomobil Fabrik	64
71,063		Tokai Rika Co Ltd	1,374
77,800		Tokai Rubber Industries, Inc	1,040
568,000		Tong Yang Industry Co Ltd	706
49,800		Topre Corp	530
29,410	*,e	Tower International, Inc	520
246,000		Toyo Tire & Rubber Co Ltd	623
158,300		Toyoda Gosei Co Ltd	3,595
70,600	*	Toyota Auto Body Co Ltd	1,160
66,531	e	Toyota Boshoku Corp	1,105
347,028		Toyota Industries Corp	11,457
4,037,755	*	Toyota Motor Corp	166,271
671,178	*	TRW Automotive Holdings Corp	39,620
60,600		TS Tech Co Ltd	1,152
96,096		Tung Thih Electronic Co Ltd	300
317,394		TVS Motor Co Ltd	383
272,000		TYC Brother Industrial Co Ltd	137
1,348,141		UMW Holdings BHD	3,227
46,100	e	Unipres Corp	1,196
370,269	e	Valeo S.A.	25,329
954,251	*	Visteon Corp	65,281
169,545		Volkswagen AG.	31,188
151,061		Volkswagen AG. (Preference)	31,239
120,702	*,e	Winnebago Industries, Inc	1,166
2,720,000	e	Xinyi Glass Holdings Co Ltd	2,708
221,851	*,e	Yamaha Motor Co Ltd	4,075
438,000		Yokohama Rubber Co Ltd	2,527

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

167,100	e	Yorozu Corp	$3,684
1,094,258		Yulon Motor Co Ltd	2,695

		TOTAL AUTOMOBILES & COMPONENTS	2,269,383

BANKS - 5.9%
91,013	e	1st Source Corp	1,888
96,952	*,e	1st United Bancorp, Inc	603
908,030		77 Bank Ltd	3,962
119,137	*	Aareal Bank AG.	4,077
96,421	e	Abington Bancorp, Inc	1,006
475,821		ABSA Group Ltd	9,491
361,600		Affin Holdings BHD	399
37,877,000	e	Agricultural Bank of China	20,000
235,692	*	Agricultural Bank of Greece	467
10,600		Aichi Bank Ltd	585
1,650,049		Akbank TAS	7,633
255,000		Akita Bank Ltd	741
411,283		Albaraka Turk Katilim Bankasi AS	555
22,941		Alliance Financial Corp	700
1,099,800		Alliance Financial Group BHD	1,160
1,252,927	*	Allied Irish Banks plc	258
382,934	*	Alpha Bank S.A.	1,928
315,270	*,m	Amagerbanken AS	0	^
107,613	*,e	Ameris Bancorp	955
39,952		Ames National Corp	726
100,647		Andhra Bank	302
541,290	*,m	Anglo Irish Bank Corp plc	0	^
263,000		Aomori Bank Ltd	852
6,712,484	e	Aozora Bank Ltd	15,560
50,093		Arrow Financial Corp	1,226
330,102		Associated Banc-Corp	4,588
449,429		Astoria Financial Corp	5,748
622,391		Asya Katilim Bankasi AS	971
77,223		Attijariwafa Bank	3,533
3,665,385	*	Australia & New Zealand Banking Group Ltd	86,887
276,721	e	Awa Bank Ltd	1,723
449,880	e	Banca Carige S.p.A.	1,019
22,385,500		Banca Intesa S.p.A.	59,608
3,959,325		Banca Intesa S.p.A. RSP	8,535
6,784,670	e	Banca Monte dei Paschi di Siena S.p.A.	5,136
364,410	e	Banca Popolare dell’Emilia Romagna Scrl	4,083
104,164	*	Banca Popolare dell’Etruria e del Lazio	302
574,539	e	Banca Popolare di Milano	1,356
45,519	e	Bancfirst Corp	1,757
480,326	e	Banche Popolari Unite Scpa	2,704
86,300		Banco ABC Brasil S.A.	648
5,161,446	e	Banco Bilbao Vizcaya Argentaria S.A.	60,589
421,541	e	Banco BPI S.A.	620
31,100		Banco Bradesco S.A. (ADR)	637
3,191,046		Banco Bradesco S.A.(Pref)	64,817
2,316,022	e	Banco Comercial Portugues S.A.	1,378
50,500		Banco Daycoval S.A.	317

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

59,367		Banco de Credito e Inversiones	$3,951
2,253,880		Banco de Oro Universal Bank	2,849
973,015	e	Banco de Sabadell S.A.	4,014
264,341	e	Banco de Valencia S.A.	652
85,956		Banco di Desio e della Brianza S.p.A.	444
9,367		Banco di Sardegna S.p.A	117
1,399,276		Banco do Brasil S.A.	25,105
569,081		Banco do Estado do Rio Grande do Sul	6,527
534,412	e	Banco Espirito Santo S.A.	1,992
182,800		Banco Industrial e Comercial S.A.	1,160
3,731,981		Banco Itau Holding Financeira S.A.	87,163
125,131		Banco Latinoamericano de Exportaciones S.A. (Class E)	2,167
21,817	e	Banco Macro S.A. (ADR) (Class B)	823
53,700		Banco Panamericano S.A.	207
170,886	e	Banco Pastor S.A.	743
18,600		Banco Pine S.A.	143
1,265,319		Banco Popolare Scarl	2,914
766,751	e	Banco Popular Espanol S.A.	4,314
1,343,539		Banco Santander Brasil S.A.	15,754
293,893	e	Banco Santander Brasil S.A. (ADR)	3,441
10,448,022		Banco Santander Central Hispano S.A.	120,362
61,164,462		Banco Santander Chile S.A.	5,529
280,164		BanColombia S.A.	4,625
56,000	e	BanColombia S.A. (ADR)	3,737
138,783		BanColombia S.A. (Preference)	2,314
14,057		Bancorp Rhode Island, Inc	637
370,532		Bancorpsouth, Inc	4,598
108,500		Bangkok Bank PCL	560
1,787,300		Bangkok Bank PCL (Foreign Reg)	9,249
204,073		Banif SGPS S.A.	184
72,845		Bank Handlowy w Warszawie S.A.	2,310
821,068	*	Bank Hapoalim Ltd	4,104
1,312,191		Bank Leumi Le-Israel	6,205
929,172		Bank Millennium S.A.	1,829
223,043		Bank Mutual Corp	819
103,506	*	Bank of Attica	117
2,154,900		Bank of Ayudhya PCL	2,007
225,800		Bank of Ayudhya PCL (ADR)	203
121,695,000		Bank of China Ltd	59,565
14,367,575	e	Bank of Communications Co Ltd	13,804
641,897		Bank of Cyprus Public Co Ltd	1,893
969,586	e	Bank of East Asia Ltd	3,992
90,581		Bank of Hawaii Corp	4,214
133,970		Bank of India	1,243
4,621,778	*	Bank of Ireland	771
19,600		Bank of Iwate Ltd	754
543,000	*	Bank of Kaohsiung	250
24,138		Bank of Kentucky Financial Corp	538
515,624	e	Bank of Kyoto Ltd	4,748
26,368		Bank of Marin Bancorp	933
892,131	e	Bank of Montreal	56,750
306,000		Bank of Nagoya Ltd	935

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,921,508	e	Bank of Nova Scotia	$115,755
41,800	e	Bank of Okinawa Ltd	1,796
769,071	e	Bank of Queensland Ltd	6,762
184,541		Bank of Saga Ltd	462
61,285		Bank of the Ozarks, Inc	3,190
2,989,961		Bank of the Philippine Islands	4,047
74,000		Bank of the Ryukyus Ltd	939
1,428,090	e	Bank of Yokohama Ltd	7,139
162,458		Bank Pekao S.A.	9,613
19,896,500		Bank Rakyat Indonesia	15,134
107,079	e	BankFinancial Corp	907
155,382	e	Bankinter S.A.	1,054
31,444	e	BankUnited	835
103,051		Banner Corp	1,803
6,133		Banque Cantonale Vaudoise	3,681
24,485,481		Barclays plc	100,448
7,675		Basler Kantonalbank	1,312
1,430,919		BB&T Corp	38,406
728,065	e	Bendigo Bank Ltd	6,943
184,940	*,e	Beneficial Mutual Bancorp, Inc	1,519
71,362		Berkshire Hills Bancorp, Inc	1,598
1,950,348		BNP Paribas	150,388
5,216,740		BOC Hong Kong Holdings Ltd	15,196
27,873	*,e	BofI Holding, Inc	402
46,962	e	BOK Financial Corp	2,572
359,869	e	Boston Private Financial Holdings, Inc	2,368
17,323	*	BRE Bank S.A.	2,055
30,203	e	Bridge Bancorp, Inc	643
38,897	*,e	Bridge Capital Holdings	431
271,413	e	Brookline Bancorp, Inc	2,516
46,667	e	Bryn Mawr Bank Corp	945
258,087	*	BS Financial Group	3,650
7,602,396		Bumiputra-Commerce Holdings BHD	22,517
157,840	e	Caja de Ahorros del Mediterraneo	1,064
43,654	e	Camden National Corp	1,432
718,585	e	Canadian Imperial Bank of Commerce/Canada	56,737
143,276	e	Canadian Western Bank	4,576
158,565		Canara Bank	1,867
48,273	*,e	Cape Bancorp, Inc	483
30,431	*,e	Capital Bank Corp	106
75,379	e	Capital City Bank Group, Inc	773
977,462	e	CapitalSource, Inc	6,305
26,191		Capitec Bank Holdings Ltd	701
715,482		Capitol Federal Financial	8,414
131,380	e	Cardinal Financial Corp	1,439
14,093	*,e	Cascade Bancorp	142
366,772	e	Cathay General Bancorp	6,011
52,069	*,e	Center Bancorp, Inc	544
152,858	*	Center Financial	971
109,957	e	Centerstate Banks of Florida, Inc	761
78,056	*,e	Central Pacific Financial Corp	1,093
17,968	e	Century Bancorp, Inc	475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,662,000		Chang Hwa Commercial Bank	$4,667
14,782	e	Charter Financial Corp	146
130,936	e	Chemical Financial Corp	2,456
903,579		Chiba Bank Ltd	5,655
48,800	*	Chiba Kogyo Bank Ltd	271
11,901,855	e	China Citic Bank	7,451
86,527,631	e	China Construction Bank	72,033
12,978,777		China Development Financial Holding Corp	5,280
5,610,622	e	China Merchants Bank Co Ltd	13,620
9,829,300	e	China Minsheng Banking Corp Ltd	9,090
14,407,176		Chinatrust Financial Holding Co	12,581
159,000		Chong Hing Bank Ltd	360
720,000	*,e	Chongqing Rural Commercial Bank	426
101,734	e	Chugoku Bank Ltd	1,259
754,776	*,e	CIT Group, Inc	33,406
66,567		Citizens & Northern Corp	1,003
77,503		City Holding Co	2,560
85,811		City National Corp	4,655
110,038		City Union Bank Ltd	110
44,490	e	Clifton Savings Bancorp, Inc	491
49,272	e	CNB Financial Corp	684
133,385	e	CoBiz, Inc	872
191,522	e	Columbia Banking System, Inc	3,298
51,463		Comdirect Bank AG.	569
356,119		Comerica, Inc	12,311
272,764		Commerce Bancshares, Inc	11,729
932,406		Commercial International Bank	4,649
3,784,693	*	Commerzbank AG.	16,301
1,599,692	e	Commonwealth Bank of Australia	90,095
189,568	e	Community Bank System, Inc	4,699
81,504	e	Community Trust Bancorp, Inc	2,259
77,618,393		CorpBanca S.A.	1,221
542,000	*	Cosmos Bank Taiwan	139
106,449		Credicorp Ltd (NY)	9,165
1,239,239	e	Credit Agricole S.A.	18,618
115,512	e	Credito Emiliano S.p.A.	731
3,875,195	e	Criteria Caixacorp S.A.	26,984
98,323	e	Cullen/Frost Bankers, Inc	5,590
425,154	e	CVB Financial Corp	3,933
534,600	e	Dah Sing Banking Group Ltd	750
183,600		Dah Sing Financial Holdings Ltd	938
639,000		Daishi Bank Ltd	1,927
669,044	*	Danske Bank AS	12,383
98,584	e,m	Danvers Bancorp, Inc	2,146
2,321,693		DBS Group Holdings Ltd	27,773
27,111	*	Dena Bank	55
538,633	*	Development Credit Bank Ltd	723
2,118		Dewan Housing Finance Corp Ltd	11
587,712	*,e	Dexia	1,830
198,890	*	DGB Financial Group Co Ltd	3,018
2,209,771		Dhanalakshmi Bank Ltd	5,808
152,435	e	Dime Community Bancshares	2,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,875,226		DNB NOR Holding ASA	$26,125
548,926	*,e	Doral Financial Corp	1,076
5,314,140		E.Sun Financial Holding Co Ltd	3,784
61,482	*,e	Eagle Bancorp, Inc	818
1,392,528		East West Bancorp, Inc	28,143
233,020	*	EFG Eurobank Ergasias S.A.	1,093
201,904		Ehime Bank Ltd	599
213,000		Eighteenth Bank Ltd	585
27,659	*,e	Encore Bancshares, Inc	332
24,674	e	Enterprise Bancorp, Inc	372
81,920	e	Enterprise Financial Services Corp	1,108
150,841	e	Erste Bank der Oesterreichischen Sparkassen AG.	7,900
56,488	e	ESB Financial Corp	730
65,655	e	ESSA Bancorp, Inc	815
1,773,000		Far Eastern International Bank	885
37,177	e	Federal Agricultural Mortgage Corp (Class C)	822
64,051		Federal Bank Ltd	650
19,980	*	FHB Mortgage Bank plc	101
9,316	*	FIBI Holdings Ltd	186
288,400		FIDEA Holdings Co Ltd	718
6,028,206	e	Fifth Third Bancorp	76,860
66,602	e	Financial Institutions, Inc	1,094
4,960	*,e,m	Fionia Bank AS	0	^
96,731	e	First Bancorp (NC)	991
2,309	*,e	First Bancorp (Puerto Rico)	10
40,135	e	First Bancorp, Inc	596
462,371	e	First Busey Corp	2,446
9,782		First Citizens Bancshares, Inc (Class A)	1,831
527,915	e	First Commonwealth Financial Corp	3,030
65,731	e	First Community Bancshares, Inc	920
46,169	*	First Defiance Financial Corp	678
316,281		First Financial Bancorp	5,279
132,074	e	First Financial Bankshares, Inc	4,550
58,428	e	First Financial Corp	1,913
7,462,131		First Financial Holding Co Ltd	6,188
109,242	e	First Financial Holdings, Inc	980
639,538	e	First Horizon National Corp	6,101
45,348		First International Bank Of Israel Ltd	672
82,730	e	First Interstate Bancsystem, Inc	1,219
150,509	e	First Merchants Corp	1,346
344,717	e	First Midwest Bancorp, Inc	4,237
624,752		First Niagara Financial Group, Inc	8,247
31,380	e	First of Long Island Corp	875
35,028	e	First Pactrust Bancorp, Inc	521
460,513	*,e	First Republic Bank	14,865
526,538	e	FirstMerit Corp	8,693
635,916	*,e	Flagstar Bancorp, Inc	757
176,226		Flushing Financial Corp	2,291
643,032	e	FNB Corp	6,655
60,902	e	Fox Chase Bancorp, Inc	825
56,889	*	Franklin Financial Corp	686
303,000		Fukui Bank Ltd	879

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

615,124		Fukuoka Financial Group, Inc	$2,571
378,798		Fulton Financial Corp	4,057
186,493	*	Geniki Bank	303
56,240		Genworth MI Canada, Inc	1,481
66,619	e	German American Bancorp, Inc	1,105
382,602	*	Getin Holding S.A.	1,782
365,546	e	Glacier Bancorp, Inc	4,928
67,129	e	Great Southern Bancorp, Inc	1,272
218,206	*	Greek Postal Savings Bank	903
2,953	*	Gruh Finance Ltd	29
2,762,089	e	Grupo Financiero Banorte S.A. de C.V.	12,574
1,410,366		Grupo Financiero Inbursa S.A.	7,217
1,152,203		Gunma Bank Ltd	6,090
890,641	e	Hachijuni Bank Ltd	5,004
42,733	*,e	Hampton Roads Bankshares, Inc	423
335,320		Hana Financial Group, Inc	11,766
351,749	e	Hancock Holding Co	10,897
1,103,820	e	Hang Seng Bank Ltd	17,657
859,640	*,e	Hanmi Financial Corp	920
458,645		HDFC Bank Ltd	25,906
75,065	e	Heartland Financial USA, Inc	1,092
85,773	*,e	Heritage Commerce Corp	438
85,517	e	Heritage Financial Corp	1,106
188,000		Higashi-Nippon Bank Ltd	382
443,331		Higo Bank Ltd	2,570
69,493		Hiroshima Bank Ltd	303
384,000		Hokkoku Bank Ltd	1,349
450,000		Hokuetsu Bank Ltd	931
169,793		Hokuhoku Financial Group, Inc	336
100,708		Home Bancshares, Inc	2,381
44,169		Home Capital Group, Inc	2,370
79,949	e	Home Federal Bancorp, Inc	879
901,500		Hong Leong Bank BHD	3,998
234,512		Hong Leong Credit BHD	1,025
1,785,729		Housing Development Finance Corp	28,308
29,703,550		HSBC Holdings plc	294,502
5,487,412		Hua Nan Financial Holdings Co Ltd	4,274
1,211,466		Hudson City Bancorp, Inc	9,922
50,944	e	Hudson Valley Holding Corp	984
10,871,234		Huntington Bancshares, Inc	71,315
487,692		Hyakugo Bank Ltd	1,976
322,000		Hyakujushi Bank Ltd	1,152
139,726	e	IBERIABANK Corp	8,054
1,219,969		ICICI Bank Ltd	29,986
104,184		Independent Bank Corp	2,735
435,994		IndusInd Bank Ltd	2,663
126,377,000		Industrial & Commercial Bank of China	96,394
249,040		Industrial Bank Of Korea	4,367
912,845		ING Vysya Bank Ltd	7,012
300,720		International Bancshares Corp	5,031
3,185,382		Investimentos Itau S.A. - PR	24,472
28,559	*	Investimentos Itau S.A. (ADR)	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

192,644	*	Investors Bancorp, Inc	$2,736
563,873	*	Israel Discount Bank Ltd	1,112
32,400	e	Itau Unibanco Banco Multiplo S.A. (ADR)	763
33,236		Iyo Bank Ltd	306
5,252		Jammu & Kashmir Bank Ltd	99
70,270		Jeonbuk Bank	416
932,124		Joyo Bank Ltd	3,916
530,555		Juroku Bank Ltd	1,654
89,794	*	Jyske Bank	3,548
204,000		Kagoshima Bank Ltd	1,330
346,535		Kansai Urban Banking Corp	609
128,800	*,e	Kanto Tsukuba Bank Ltd	399
147,217		Karnataka Bank Ltd	432
2,925	*	Karur Vusya Bank Ltd	27
1,170		Karur Vysya Bank Ltd	11
1,012,500		Kasikornbank PCL	4,070
47,200		Kasikornbank PCL - NVDR	190
2,009,200		Kasikornbank PCL (Foreign)	8,208
841,027		KB Financial Group, Inc	39,981
418,611	e	KBC Groep NV	16,426
77,567	e	Kearny Financial Corp	707
956,000		Keiyo Bank Ltd	4,811
3,316,404	e	Keycorp	27,626
371,700		Kiatnakin Bank PCL	400
1,218,000	*	King’s Town Bank	819
1,455,000		Kiyo Holdings, Inc	1,976
41,523		Komercni Banka AS	10,118
1,076,040		Korea Exchange Bank	9,710
3,657,000		Krung Thai Bank PCL	2,247
101,287	e	Lakeland Bancorp, Inc	1,011
90,334	e	Lakeland Financial Corp	2,011
5,687		Lakshmi Vilas Bank Ltd	15
38,952	e	Laurentian Bank of Canada	1,800
558,913		LIC Housing Finance Ltd	3,049
16,878	e	Liechtenstein Landesbank	1,514
45,290,584	*	Lloyds TSB Group plc	35,591
236,086	e	M&T Bank Corp	20,764
138,211	e	MainSource Financial Group, Inc	1,147
6,596,050		Malayan Banking BHD	19,556
1,313,800		Malaysia Building Society	602
1,605,496		Marfin Popular Bank Public Co Ltd	1,443
1,033,033	e	Marshall & Ilsley Corp	8,233
254,211		MB Financial, Inc	4,891
17,493,360		Mega Financial Holding Co Ltd	15,325
27,716	e	Merchants Bancshares, Inc	678
51,021	*,e	Meridian Interstate Bancorp, Inc	698
1,863,621		Metropolitan Bank & Trust	3,015
1,047,200	*,e	MGIC Investment Corp	6,231
28,069	e	Midsouth Bancorp, Inc	383
165,000		Mie Bank Ltd	401
462,000		Minato Bank Ltd	805
26,538,825	e	Mitsubishi UFJ Financial Group, Inc	129,332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,117,091		Mitsui Trust Holdings, Inc	$17,811
348,000		Miyazaki Bank Ltd	798
338,956		Mizrahi Tefahot Bank Ltd	3,607
23,699,981		Mizuho Financial Group, Inc	38,954
99,577		Mizuho Trust & Banking Co Ltd	88
90,568		Musashino Bank Ltd	3,078
311,928	e	Nanto Bank Ltd	1,587
167,940	*,e	Nara Bancorp, Inc	1,365
3,569,651		National Australia Bank Ltd	98,692
273,969	e	National Bank of Canada	22,220
1,032,123	*	National Bank of Greece S.A.	7,422
39,689	e	National Bankshares, Inc	994
605,309	e	National Penn Bancshares, Inc	4,800
97,911		National Societe Generale Bank SAE	591
3,204,584	e	Natixis	16,079
175,814	e	NBT Bancorp, Inc	3,891
255,737		Nedbank Group Ltd	5,540
825,431	e	New York Community Bancorp, Inc	12,372
968,185		Nishi-Nippon City Bank Ltd	2,860
50,126	*,f	NOMOS-BANK (GDR) (purchased 04/19/11, cost $866)	895
3,710,046		Nordea Bank AB	39,846
78,925	e	Northfield Bancorp, Inc	1,110
521,649	e	Northwest Bancshares, Inc	6,562
68,377	e	OceanFirst Financial Corp	885
348,844	*	Ocwen Financial Corp	4,451
731,000		Ogaki Kyoritsu Bank Ltd	2,260
214,000		Oita Bank Ltd	638
446,419	e	Old National Bancorp	4,821
43,241	*,e	OmniAmerican Bancorp, Inc	647
183,104	e	Oriental Financial Group, Inc	2,360
250,201	e	Oritani Financial Corp	3,200
33,779	e	Orrstown Financial Services, Inc	889
382,326	e	OTP Bank Rt	12,441
52		Otzar Hityashvuth Hayehudim	123
1,499,523		Oversea-Chinese Banking Corp	11,454
39,083	*,e	Pacific Capital Bancorp	1,242
72,030	e	Pacific Continental Corp	659
165,335		PacWest Bancorp	3,401
709,060		Paragon Group of Cos plc	2,254
2,700		Parana Banco S.A.	22
64,515	e	Park National Corp	4,249
169,308	*,e	Park Sterling Bank	840
18,426	e	Penns Woods Bancorp, Inc	633
72,612	*,e	Pennsylvania Commerce Bancorp, Inc	829
66,056	e	Peoples Bancorp, Inc	744
784,862		People’s United Financial, Inc	10,548
341,060	*	Philippine National Bank	458
463,772	e	Piccolo Credito Valtellinese Scarl	1,893
159,464	*,e	Pinnacle Financial Partners, Inc	2,481
2,343,153	*	Piraeus Bank S.A.	3,641
672,491	*,e	PMI Group, Inc	720

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,441,674		PNC Financial Services Group, Inc	$205,157
1,921,511	*	Popular, Inc	5,303
892,905		Powszechna Kasa Oszczednosci Bank Polski S.A.	13,665
278,131	e	PrivateBancorp, Inc	3,838
224,958	e	Prosperity Bancshares, Inc	9,858
297,915	e	Provident Financial Services, Inc	4,266
186,242		Provident New York Bancorp	1,557
5,928,500		PT Bank Bukopin Tbk	478
17,767,000		PT Bank Central Asia Tbk	15,889
3,778,093		PT Bank Danamon Indonesia Tbk	2,651
8,588,500		PT Bank Jabar Banten Tbk	1,195
17,183,882		PT Bank Mandiri Persero Tbk	14,474
12,602,323		PT Bank Negara Indonesia	5,714
6,767,000		PT Bank Tabungan Negara Tbk	1,337
78,946		Public Bank BHD	348
1,856,411		Public Bank BHD (Foreign)	8,158
18,510		Punjab & Sind Bank	42
546,233	e	Radian Group, Inc	2,311
84,888	e	Raiffeisen International Bank Holding AG.	4,373
4,784,608	e	Regions Financial Corp	29,665
147,980		Renasant Corp	2,144
71,618	e	Republic Bancorp, Inc (Class A)	1,425
1,907,764		Resona Holdings, Inc	8,976
746,200		RHB Capital BHD	2,266
270,500		Rizal Commercial Banking Corp	165
130,996		Rockville Financial, Inc	1,297
40,384	e	Roma Financial Corp	424
5,200	*,m	Roskilde Bank	0	^
135,601	e	Royal Bank of Canada	7,733
1,928,990	e	Royal Bank of Canada (Toronto)	110,265
16,051,992	*	Royal Bank of Scotland Group plc	9,929
126,785	e	S&T Bancorp, Inc	2,357
57,037	e	S.Y. Bancorp, Inc	1,326
105,248	e	Sandy Spring Bancorp, Inc	1,893
212,000		San-In Godo Bank Ltd	1,521
886,900		Sapporo Hokuyo Holdings, Inc	3,718
22,206	*	Sberbank of Russian Federation (ADR)	321
3,587,027	*	Sberbank Sponsored ADR	51,729
80,544	e	SCBT Financial Corp	2,310
393,916	*,e	Seacoast Banking Corp of Florida	591
270,330		Security Bank Corp	625
616,063		Sekerbank TAS	426
1,298,800	e	Senshu Ikeda Holdings, Inc	1,894
839		Seven Bank Ltd	1,677
312,000	e	Shiga Bank Ltd	1,776
242,000		Shikoku Bank Ltd	770
18,500		Shimizu Bank Ltd	659
843,670		Shinhan Financial Group Co Ltd	40,344
469,823		Shinsei Bank Ltd	470
837,819	e	Shizuoka Bank Ltd	7,704
2,029,500		Siam Commercial Bank PCL	7,360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

63,071	e	Sierra Bancorp	$714
178,152	*,e	Signature Bank	10,190
92,431	e	Simmons First National Corp (Class A)	2,372
7,870,947		SinoPac Financial Holdings Co Ltd	3,406
1,997,794		Skandinaviska Enskilda Banken AB (Class A)	16,335
841,826		Societe Generale	49,858
647,626		South Indian Bank Ltd	349
103,797	e	Southside Bancshares, Inc	2,060
117,571	*,e	Southwest Bancorp, Inc	1,151
180,480		Sparebanken Midt-Norge	1,636
3,441		St Galler Kantonalbank	1,892
1,802,618		Standard Bank Group Ltd	26,658
2,242,044		Standard Chartered plc	58,893
15,624	e	Standard Chartered plc (Hong Kong)	406
82,356	e	State Bancorp, Inc	1,099
119,900	*	State Bank & Trust Co	1,963
10,927		State Bank of Bikaner & Jaip	123
45,474		State Bank of India Ltd	2,452
35,182	e,f	State Bank of India Ltd (GDR) (purchased 06/05/09, cost $3,758)	3,874
2,543		State Bank of Travancore	40
109,514	e	StellarOne Corp	1,326
127,799		Sterling Bancorp	1,213
463,631	e	Sterling Bancshares, Inc	3,783
134,443	*,e	Sterling Financial Corp	2,160
42,380	e	Suffolk Bancorp	592
2,465,989		Sumitomo Mitsui Financial Group, Inc	76,038
260,105	*	Sun Bancorp, Inc	949
2,637,697	e	SunTrust Banks, Inc	68,053
523,678		Suruga Bank Ltd	4,566
653,483	e	Susquehanna Bancshares, Inc	5,228
194,793	*,e	SVB Financial Group	11,631
690,430		Svenska Handelsbanken (A Shares)	21,288
841,666		Swedbank AB (A Shares)	14,153
105,485		Sydbank AS	2,356
123,636		Syndicate Bank	326
2,282,270	e	Synovus Financial Corp	4,747
2,118,800	*	Ta Chong Bank Co Ltd	832
1,807,090	*	Taichung Commercial Bank	716
6,700,747	*	Taishin Financial Holdings Co Ltd	3,992
3,933,568	*	Taiwan Business Bank	1,505
4,917,115		Taiwan Cooperative Bank	4,004
55,855	*,e	Taylor Capital Group, Inc	456
407,294	e	TCF Financial Corp	5,621
68,866		Territorial Bancorp, Inc	1,427
158,977	*,e	Texas Capital Bancshares, Inc	4,106
143,454	e	TFS Financial Corp	1,389
118,568	*,e	The Bancorp, Inc	1,239
598,900		Tisco Bank PCL	734
169,000		Tochigi Bank Ltd	646
440,000		Toho Bank Ltd	976
41,500	*	Tokyo Tomin Bank Ltd	518

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

293,700		Tomony Holdings, Inc	$1,128
51,901	e	Tompkins Trustco, Inc	2,037
1,382,714	e	Toronto-Dominion Bank	117,246
309,000		Towa Bank Ltd	373
58,909	e	Tower Bancorp, Inc	1,614
100,350	e	TowneBank	1,343
72,683	e	Trico Bancshares	1,061
401,021	e	Trustco Bank Corp NY	1,965
323,129	e	Trustmark Corp	7,564
4,179,995		Turkiye Garanti Bankasi AS	18,968
573,137		Turkiye Halk Bankasi AS	4,299
3,123,448		Turkiye Is Bankasi (Series C)	9,587
710,214		Turkiye Sinai Kalkinma Bankasi AS.	1,136
1,139,053		Turkiye Vakiflar Bankasi Tao	2,575
277,584		UCO Bank	596
161,275	e	UMB Financial Corp	6,754
548,566	e	Umpqua Holdings Corp	6,347
10,629,774		UniCredito Italiano S.p.A.	22,500
31,330		Union Bank of Israel	146
450,000	*	Union Bank Of Taiwan	163
101,985		Union Bankshares Corp	1,242
200,854	e	United Bankshares, Inc	4,917
105,145	*,e	United Community Banks, Inc	1,110
79,902	e	United Financial Bancorp, Inc	1,233
1,811,796		United Overseas Bank Ltd	29,089
74,835	e	Univest Corp of Pennsylvania	1,170
11,957,858	e	US Bancorp	305,044
315,331		UTI Bank Ltd	9,128
20,130		Valiant Holding	3,017
321,350	e	Valley National Bancorp	4,374
176,073		ViewPoint Financial Group	2,430
296,857		Vijaya Bank	463
132,737	*,e	Virginia Commerce Bancorp	784
2,581,669	f	VTB Bank OJSC (GDR) (purchased 01/30/09, cost $13,506)	15,942
48,939	*,e	Walker & Dunlop, Inc	651
58,040		Washington Banking Co	767
211,136	e	Washington Federal, Inc	3,469
62,558	e	Washington Trust Bancorp, Inc	1,437
351,034	e	Webster Financial Corp	7,379
32,304,703		Wells Fargo & Co	906,469
119,490	e	WesBanco, Inc	2,349
92,604	e	West Bancorporation, Inc	816
92,623	*,e	West Coast Bancorp	1,552
126,234	e	Westamerica Bancorporation	6,217
332,819	*,e	Western Alliance Bancorp	2,363
133,597		Westfield Financial, Inc	1,085
3,122,462	e	Westpac Banking Corp	74,913
245,152	*,e	Wilshire Bancorp, Inc	721
140,454		Wing Hang Bank Ltd	1,541
174,647	e	Wintrust Financial Corp	5,620
697,790		Woori Finance Holdings Co Ltd	9,164
34,520		WSFS Financial Corp	1,369

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,800		Yachiyo Bank Ltd	$1,045
195,000	e	Yamagata Bank Ltd	931
68,191		Yamaguchi Financial Group, Inc	636
210,000		Yamanashi Chuo Bank Ltd	890
2,121,947	*	Yapi ve Kredi Bankasi	5,332
2,568,274	e	Zions Bancorporation	61,664

		TOTAL BANKS	6,415,870

CAPITAL GOODS - 8.9%
169,413	*,e	3D Systems Corp	3,339
1,961,383	e	3M Co	186,037
301,850	e	A.O. Smith Corp	12,768
414,020	*,e	A123 Systems, Inc	2,203
161,129		Aalberts Industries NV	3,771
81,369		Aaon, Inc	1,777
196,160		AAR Corp	5,314
687,273		ABB Ltd	17,857
55,796	e	Abengoa S.A.	1,692
34,980		ABG Shipyard Ltd	276
10,000		Ablerex Electronics Co Ltd	53
3,490,292		Aboitiz Equity Ventures Inc	3,388
529,000		AcBel Polytech, Inc	419
187,139	*,e	Accuride Corp	2,364
199,000		ACES Electronic Co Ltd	485
118,193		Aceto Corp	793
34,406	e	ACS Actividades Cons y Servicios S.A.	1,624
43,000	*	Acter Co Ltd	262
389,680	*,e	Active Power, Inc	955
337,151		Actuant Corp (Class A)	9,046
184,950	e	Acuity Brands, Inc	10,317
335,742		Adani Enterprises Ltd	5,377
67,174		Aditya Birla Nuvo Ltd	1,357
168,000		Advan Co Ltd	1,495
29,000		Advanced Ceramic X Corp	129
324,453	*,e	Aecom Technology Corp	8,871
78,555	e	Aecon Group, Inc	658
133,065	*	Aerovironment, Inc	4,704
23,458		AFG Arbonia-Forster Hldg	860
17,300	e	AG Growth International Inc	822
477,387	*	AGCO Corp	23,564
1,925	*	AIA Engineering Ltd	16
123,199		Aica Kogyo Co Ltd	1,688
40,500		Aichi Corp	203
75,000	e	Aida Engineering Ltd	354
65,580	*	Air Lease Corp	1,593
224,411	e	Aircastle Ltd	2,855
99,692	*	AKFEN HOLDINGS AS.	738
59,751		Alamo Group, Inc	1,416
169,308		Alarko Holding AS	360
137,683		Albany International Corp (Class A)	3,633
136,927		Alesco Corp Ltd	402
115,905		Alfa Laval AB	2,500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

836,609	e	Alfa S.A. de C.V. (Class A)	$12,429
12,145,700		Alliance Global Group, Inc	3,081
153,241		Alliant Techsystems, Inc	10,931
22,292		Allied Electronics Corp Ltd	90
109,055		Allied Electronics Corp Ltd (Preference)	424
18,062		Alstom Projects India Ltd	207
154,882	e	Alstom RGPT	9,540
140,009	*	Altra Holdings, Inc	3,359
1,084,247		Amada Co Ltd	8,337
139,300	e	Amano Corp	1,282
6,587		Amara Raja Batteries Ltd	33
92,419	*	Ameresco, Inc	1,311
60,140	*,e	American Railcar Industries, Inc	1,410
58,700		American Science & Engineering, Inc	4,696
228,885	*	American Superconductor Corp	2,069
44,569		American Woodmark Corp	772
49,971		Ameron International Corp	3,282
753,146		Ametek, Inc	33,816
51,462		Ampco-Pittsburgh Corp	1,207
34,000	*	Amrep Corp	0	^
255,000	*	Amtek Engineering Ltd	206
74,473		Andritz AG.	7,679
3,360,000	*	Apac Resources Ltd	175
145,348		Apogee Enterprises, Inc	1,862
253,675	e	Applied Industrial Technologies, Inc	9,033
73,988	e	Arcadis NV	1,808
37,555		Areva T&D India Ltd	217
52,138	*	Argan, Inc	529
60,278	e	Armstrong World Industries, Inc	2,746
21,447	e	Armtec Infrastructure Income Fund	76
535,060	*,e	ArvinMeritor, Inc	8,582
74,000	e	Asahi Diamond Industrial Co Ltd	1,618
2,062,402	e	Asahi Glass Co Ltd	24,135
102,021		Aselsan Elektronik Sanayi Ve Ticaret AS	564
266,733		Ashok Leyland Ltd	291
1,294,046		Ashtead Group plc	3,531
1,574,743	e	Assa Abloy AB (Class B)	42,326
94,369		Astaldi S.p.A.	695
98,347	*	Astec Industries, Inc	3,637
44,602	*	Astronics Corp	1,374
321,016		Asunaro Aoki Construction Co Ltd	1,600
649		A-Tech Solution Co Ltd	9
1,041,542	e	Atlas Copco AB (A Shares)	27,430
52,505		Atlas Copco AB (B Shares)	1,239
108,119	*	ATS Automation Tooling Systems, Inc	864
106,640	e	Ausenco Ltd	327
1,333,846		Austal Ltd	3,983
57,652		Austin Engineering Ltd	300
547,495		Aveng Ltd	2,899
53,387		AZZ, Inc	2,445
35,997		B&B Tools AB	558
444,050	*,e	Babcock & Wilcox Co	12,305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

61,964		Badger Meter, Inc	$2,292
3,000,766		BAE Systems plc	15,351
1,253,029		Balfour Beatty plc	6,212
279,000		Bando Chemical Industries Ltd	1,134
50,000		Baoye Group Co Ltd	33
272,532		Barloworld Ltd	2,779
230,066		Barnes Group, Inc	5,708
64,978		Basil Read Holdings Ltd	128
13,060	e	Bauer AG.	556
17,636	e	BayWa AG.	737
372,534	*	BE Aerospace, Inc	15,203
51,554	*	BE Group AB	318
57	*	Beacon Power Corp	0	^
192,149	*	Beacon Roofing Supply, Inc	4,385
725,400	e	Beijing Enterprises Holdings Ltd	3,791
62,328	e	Bekaert S.A.	4,746
258,208		Belden CDT, Inc	9,001
5,252		BEML Ltd	68
2,905,000	*	Berjaya Corp BHD	1,167
39,902	*	Berliner Communications, Inc	316
743,000		BES Engineering Corp	244
435,823		Besalco S.A.	773
219,615		Bharat Heavy Electricals	10,096
5,867		BHI Co Ltd	101
524,352		Bidvest Group Ltd	11,679
39,238	*	Biesse S.p.A.	316
78,482		Bilfinger Berger AG.	7,773
110,238		Bird Construction Income Fund	1,335
190,223	*	Blount International, Inc	3,323
664,697		Boart Longyear Group	2,859
12,311	*	Bobst Group AG.	461
262,046	e	Bodycote plc	1,565
4,545,532		Boeing Co	336,050
288,000		Boer Power Holdings Ltd	260
2,512,116		Bombardier, Inc	18,103
199,731		Boskalis Westminster	9,451
11,045		Bossard Holding AG.	2,061
575,200		Boustead Holdings BHD	1,179
135,845	e	Bouygues S.A.	5,974
189,145		Bradken Ltd	1,620
234,797		Brady Corp (Class A)	7,528
24,427		Brenntag AG.	2,841
276,720	e	Briggs & Stratton Corp	5,496
370,611	*,e	Broadwind Energy, Inc	537
9,420		Bucher Industries AG.	2,077
288,125		Bucyrus International, Inc (Class A)	26,410
8,292		Budimex S.A.	277
205,510	*,e	Builders FirstSource, Inc	442
68,000	e	Bunka Shutter Co Ltd	188
899,600		Bunzl plc	11,265
57,559		Burckhardt Compression Holding AG.	17,535
2,506,000	*	Burwill Holdings Ltd	99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

957,448	e	CAE, Inc	$12,916
160,600		Cahya Mata Sarawak BHD	117
48,522	*	CAI International, Inc	1,002
1,021,728	*,e	Capstone Turbine Corp	1,563
21,864		Carbone Lorraine	1,233
199,719		Cardno Ltd	1,152
48,914	e	Cargotec Corp (B Shares)	2,510
918,869		Carillion plc	5,547
389,670	e	Carlisle Cos, Inc	19,183
26,137	*	Carraro S.p.A.	123
40,824		Cascade Corp	1,942
3,051,297		Caterpillar, Inc	324,842
638,000		Central Glass Co Ltd	3,063
12,646		CENTROTEC Sustainable AG.	388
106,892	*,e	Ceradyne, Inc	4,168
38,117	*	Cersanit Krasnystaw S.A.	138
97,000		Champion Building Materials Co Ltd	72
177,400	*	Changchai Co Ltd	94
49,012	*	Changs Ascending Enterprise Co Ltd	200
22,952,779	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	43,948
122,237	*,e	Chart Industries, Inc	6,598
229,532		Charter International plc	2,919
242,330		Chemring Group plc	2,492
776,000		Chen Hsong Holdings	399
978,091		Chicago Bridge & Iron Co NV	38,047
760,000		Chien Kuo Construction Co Ltd	460
86,660	*	Chin Hung International, Inc	26
670,000	e	China Automation Group Ltd	470
11,273,000	e	China Communications Construction Co Ltd	9,735
5,804,000	*	China Daye Non-Ferrous Metals Mining Ltd	397
426,000		China Electric Manufacturing Corp	373
355,850	*	China Fangda Group Co Ltd	131
3,128,000		China Haidian Holdings Ltd	419
1,699,700	e	China High Speed Transmission Equipment Group Co Ltd	1,885
1,222,570		China International Marine Containers Co Ltd (Class B)	1,992
1,945,000		China National Materials Co Ltd	1,598
3,396,500	e	China Railway Construction Corp	2,848
5,984,000	e	China Railway Group Ltd	2,820
230,000		China Singyes Solar Technologies Holdings Ltd	211
3,794,500	e	China South Locomotive and Rolling Stock Corp	3,573
502,000	e	China State Construction International Holdings Ltd	511
135,680	*	China Textile Machinery	79
444,197	e	Chiyoda Corp	5,120
16,300	*	Chiyoda Integre Co Ltd	212
1,486,000		Chongqing Machinery & Electric Co Ltd	480
1,104		Chosun Refractories Co Ltd	68
36,000		Chudenko Corp	424
122,989		Chugai Ro Co Ltd	429
612,000		Chung Hsin Electric & Machinery Manufacturing Corp	366
28,400		Churchill Corp	483
2,900		Cia Providencia Industria e Comercio S.A.	11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,359,152		Cintra Concesiones de Infraestructuras de Transporte S.A.	$17,174
548,239	e	CIR-Compagnie Industriali Riunite S.p.A.	1,374
84,228		CIRCOR International, Inc	3,607
3,454,186		Citic Pacific Ltd	8,657
4,441,000	*,e	Citic Resources Holdings Ltd	832
19,052		CJ Corp	1,301
149,600		CKD Corp	1,334
101,883		Clal Industries and Investments	747
232,889		Clarcor, Inc	11,011
346,736		Clough Ltd	264
214,184	*,e	CNH Global NV	8,278
219,000	*	CNNC International Ltd	124
198,400		Coastal Contracts BHD	230
318,057		Cobham plc	1,079
459,368		Cofide S.p.A.	499
33,389	*,e	Coleman Cable, Inc	490
112,403	*	Colfax Corp	2,788
84,350	*	Columbus McKinnon Corp	1,515
216,149		Comfort Systems USA, Inc	2,293
119,072	*	Commercial Vehicle Group, Inc	1,690
1,558,244	e	Compagnie de Saint-Gobain	101,001
19,059		Compagnie d’Entreprises CFE	1,382
180,100		COMSYS Holdings Corp	1,806
55,224	*	Concentric AB	382
3,871		Construcciones y Auxiliar de Ferrocarriles S.A.	2,273
1,081,000	*	Continental Engineering Corp	511
393,399		Cookson Group plc	4,250
740,060		Cooper Industries plc	44,159
787,105	e	Cosco Corp Singapore Ltd	1,255
1,080,000	e	Cosco International Holdings Ltd	609
26,885	e	Cosel Co Ltd	467
49,951	e	Costain Group plc	175
48,318		Cramo Oyj (Series B)	1,054
301,991		Crane Co	14,921
1,006,472		Crompton Greaves Ltd	5,846
1,178,000		CSBC Corp Taiwan	1,117
1,060,797	e	CSR Ltd	3,314
1,026,000		CTCI Corp	1,345
114,809		Cubic Corp	5,854
6,182		Cummins India Ltd	94
980,397		Cummins, Inc	101,462
227,963		Curtiss-Wright Corp	7,379
629,000		DA CIN Construction Co Ltd	432
70,690	*	Daekyung Machinery & Engr Co	170
42,004		Daelim Industrial Co	5,081
145,135		Daewoo Engineering & Construction Co Ltd	1,460
46,288		Daewoo International Corp	1,649
138,541		Daewoo Shipbuilding & Marine Engineering Co Ltd	5,899
118,500		Daifuku Co Ltd	766
134,641		Daihen Corp	499
176,000		Daiichi Jitsugyo Co Ltd	973
101,241		Daikin Industries Ltd	3,589

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,000		Daiwa Industries Ltd	$393
158,200		Dalian Refrigeration Co Ltd	133
3,265,879		Danaher Corp	173,059
56,908	e	Danieli & Co S.p.A.	1,574
159,671		Danieli & Co S.p.A. (RSP)	2,418
181,053		DCC plc	5,158
94,237	*	Deceuninck NV	254
133,322	*	Decmil Group Ltd	396
1,503,542		Deere & Co	123,968
9,651		Delek Group Ltd	2,169
25,568	e	Demag Cranes AG.	1,665
18,700	*	Denyo Co Ltd	251
83,652	*	Deutz AG.	827
1,893,200		Dialog Group BHD	1,735
3,160,000	*	Dickson Group Holdings Ltd	65
230,719	*	DigitalGlobe, Inc	5,863
34,306		Discount Investment Corp	502
118,900		DMCI Holdings, Inc	117
2,250		Dohwa Consulting Engineers Co Ltd	36
279,618	e	Donaldson Co, Inc	16,967
8,330		Dong Yang Gang Chul Co Ltd	30
2,160		Dong-Ah Geological Engineering Co Ltd	26
22,170		Dongbu Corp	136
566,600	e	Dongfang Electric Co Ltd	2,110
18,285		Dongkuk Structures & Construction Co Ltd	80
31,286		Doosan Corp	3,677
15,980	*	Doosan Engine Co Ltd	314
70,370		Doosan Engineering & Construction Co Ltd	301
56,423		Doosan Heavy Industries and Construction Co Ltd	2,996
150,550	*	Doosan Infracore Co Ltd	3,360
85,307	e	Douglas Dynamics, Inc	1,347
1,594,857		Dover Corp	108,132
69,349		Ducommun, Inc	1,427
48,648		Duerr AG.	1,979
187,209	e	Duro Felguera S.A.	1,560
48,692	*	DXP Enterprises, Inc	1,234
188,127	*	Dycom Industries, Inc	3,074
89,320	e	Dynamic Materials Corp	2,003
176,000		Dynapack International Technology Corp	787
1,228		e Tec E&C Ltd	78
1,705,151	e	Eaton Corp	87,731
922,828		Ebara Corp	5,443
15,696		Eczacibasi Yatirim Holding	55
2,114		Eicher Motors Ltd	62
32,665	e	Eiffage S.A.	2,159
17,249		Elbit Systems Ltd	820
1,751		Electra Israel Ltd	194
18,143		Electrosteel Castings Ltd	12
31,972		ElSwedy Cables Holding Co	196
358,393	*,e	EMCOR Group, Inc	10,504
1,162,899		Emeco Holdings Ltd	1,417
2,891,737	e	Emerson Electric Co	162,659

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

815,945		Empresa Brasileira de Aeronautica S.A.	$6,222
1,700	e	Empresa Brasileira de Aeronautica S.A. (ADR)	52
666,449		Empresas COPEC S.A.	12,620
63,800	*,e	Empresas ICA SAB de C.V. (ADR)	588
873,100	*	Empresas ICA Sociedad Controladora S.A. de C.V.	2,010
81,049	e	Encore Wire Corp	1,963
272,180	*,e	Ener1, Inc	299
172,885	*,e	Energy Recovery, Inc	565
745,462		Energy Support Corp	1,667
228,086	*	EnerSys	7,851
31,943		ENG Electric Co Ltd	140
1,806,180		Engineers India Ltd	11,105
421,965		Enka Insaat ve Sanayi AS	1,291
104,861	*,e	EnPro Industries, Inc	5,041
96,000	*	Enric Energy Equipment Holdings Ltd	34
4,279		Entrepose Contracting	608
73,496	*	Eqstra Holdings Ltd	74
139,863	e	ESCO Technologies, Inc	5,147
238,609		Escorts Ltd	606
88,288	*,e	Essex Rental Corp	582
145,594	*	Esterline Technologies Corp	11,123
83,200		Eucatex S.A. Industria e Comercio	414
1,025,202	e	European Aeronautic Defence and Space Co	34,311
1,336,000		EVA Precision Industrial Holdings Ltd	410
6,159		Fabryka Kotlow Rafako S.A.	28
9,007		Faiveley S.A.	920
285,694	*	Fanuc Ltd	47,775
5,644,260		Far Eastern Textile Co Ltd	8,824
853,182	e	Fastenal Co	30,706
259,066		Federal Signal Corp	1,699
270,618		Fenner plc	1,747
126,790		Ferreyros S.A.	121
3,022,034	*	FIAT Industrial S.p.A.	39,031
541,013		Finmeccanica S.p.A.	6,546
297,488		Finning International, Inc	8,822
10,763		Finolex Cables Ltd	11
672,000		First Tractor Co	840
198,627	*	Flow International Corp	707
165,562		Flowserve Corp	18,194
85,917	e	FLSmidth & Co AS	7,305
948,079		Fluor Corp	61,302
4,568		FMS Enterprises Migun Ltd	111
103,779	e	Fomento de Construcciones y Contratas S.A.	3,166
341,766	*,e	Force Protection, Inc	1,697
55,632		Forge Group Ltd	327
360,000		Fortune Electric Co Ltd	271
203,700		Foshan Electrical and Lighting Co Ltd	193
38	*	Foster Wheeler AG.	1
147,389	e	Franklin Electric Co, Inc	6,920
1,195,120		Fraser and Neave Ltd	5,647
60,042	*	Freightcar America, Inc	1,521
50,457		Frigoglass S.A.	710

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

252,000		FSP Technology, Inc	$281
183,200	*,e	Fudo Tetra Corp	384
521,046	*,e	FuelCell Energy, Inc	683
190,301	*,e	Fuji Electric Holdings Co Ltd	594
73,096		Fuji Machine Manufacturing Co Ltd	1,571
548,978		Fujikura Ltd	2,516
138,000		Fujitec Co Ltd	797
166,778	*,e	Furmanite Corp	1,324
413,000	*	Furukawa Co Ltd	422
885,886	e	Furukawa Electric Co Ltd	3,699
40,019	*	Futaba Corp/Chiba	737
246,000		G Shank Enterprise Co Ltd	193
668,000	*,e	Gallant Venture Ltd	224
113,440		Galliford Try plc	941
837,335	*,e	Gamesa Corp Tecnologica S.A.	6,765
2,704,700		Gamuda BHD	3,453
506,466	e	Gardner Denver, Inc	42,568
135,668	e	GATX Corp	5,036
1,339		GEA Group AG.	48
6,360		Geberit AG.	1,509
87,634		GEK Group of Cos S.A.	256
524,718	*,e	GenCorp, Inc	3,369
127,025	*,e	Generac Holdings, Inc	2,464
191,986	*,e	General Cable Corp	8,175
1,006,375		General Dynamics Corp	74,995
46,520,376	e	General Electric Co	877,374
91,067	*,e	GeoEye, Inc	3,406
7,792		Georg Fischer AG.	4,290
3,918		Gesco AG.	361
142,873	*	Gibraltar Industries, Inc	1,617
292,221		Giken Seisakusho Co, Inc	1,724
64,584		Gildemeister AG.	1,358
70,165	*,e	Global Power Equipment Group, Inc	1,861
324,000		Globe Union Industrial Corp	279
80,756		Glory Ltd	1,819
302,000		Good Friend International Holdings, Inc	281
1,445,807		Goodrich Corp	138,075
65,756	e	Gorman-Rupp Co	2,166
247,487	e	Graco, Inc	12,538
235,293	*,e	GrafTech International Ltd	4,769
289,335		Grafton Group plc	1,416
73,273		Graham Corp	1,495
57,683		Grana y Montero S.A.	110
173,269	e	Granite Construction, Inc	4,250
52,211		Granite Hacarmel Investments Ltd	106
9,950	*	Graphite India Ltd	20
475,214	e	Great Lakes Dredge & Dock Corp	2,652
14,415		Greaves Cotton Ltd	28
95,141	*	Greenbrier Cos, Inc	1,880
237,080	*,e	Griffon Corp	2,390
23,751		Grontmij NV (ADR)	472
124,035		Group Five Ltd	550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,041,237	e	Grupo Carso S.A. de C.V. (Series A1)	$3,444
82,975		Gruppo Beghelli S.p.A.	74
68,080		GS Engineering & Construction Corp	8,328
15,960		GS Global Corp	210
285,696	e	GS Yuasa Corp	1,907
76,000		Guangzhou Shipyard International Co Ltd	128
408,837	e	GWA International Ltd	1,211
123,737	*,e	H&E Equipment Services, Inc	1,731
1,664,000		Haitian International Holdings Ltd	2,160
55,224	*	Haldex AB	295
1,907	*	Halim Co Ltd	5
5,890		Halla Engineering & Construction Corp	118
3,357		Hamon & CIE S.A.	132
385,013		Hampson Industries plc	158
105,857		Hamworthy plc	1,102
500,140		Hangzhou Steam Turbine Co	718
40,777		Hanjin Heavy Industries & Construction Co Ltd	1,377
26,220		Hanjin Heavy Industries & Construction Holdings Co Ltd	269
708,092	*	Hansen Transmissions International NV	409
567,395	e	Hanwa Co Ltd	2,510
4,804,000	e	Harbin Power Equipment	5,510
13,200	e	Harmonic Drive Systems, Inc	315
1,015,664	e	Harsco Corp	33,111
49,782		Havells India Ltd	430
12,945		Haw Par Corp Ltd	63
3,390	*	HEG Ltd	18
173,418	e	Heico Corp	9,493
259,276	*,e	Heidelberger Druckmaschinen	933
19,218		Heijmans NV (ADR)	485
167,708		Hellenic Technodomiki Tev S.A.	601
3,581,500		Hemaraj Land and Development PCL	246
2,353,000		Henderson Investment Ltd	209
186,397	e	Hexagon AB (B Shares)	4,589
416,728	*,e	Hexcel Corp	9,122
80,268	e	Hexpol AB (Series B)	2,294
65,500		Hibiya Engineering Ltd	662
306,659		Hills Industries Ltd	394
840,626		Hindustan Construction Co	602
613,115		Hino Motors Ltd	3,580
27,000		Hisaka Works Ltd	365
233,000	*,e	Hitachi Cable Ltd	576
70,026	e	Hitachi Construction Machinery Co Ltd	1,570
1,322,399	e	Hitachi Zosen Corp	2,061
252,000		Hiwin Technologies Corp	2,458
3,898,000	*	HKC Holdings Ltd	166
171,000	*	HL TECHNOLOGY GROUP	46
1,201		HNK Machine Tool Co Ltd	31
325		Hochtief AG.	27
391,776		Hock Seng Lee BHD	221
216,000	*	Hold-Key Electric Wire & Cable Co Ltd	128
26,366	e	Homag Group AG.	609
7,177,111		Honeywell International, Inc	427,683

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,324,000	*,e,m	Hong Kong Resources Holdings Co Ltd	$171
159,000		Hong Leong Asia Ltd	295
438,000		Hong TAI Electric Industrial	199
74,600		Hoshizaki Electric Co Ltd	1,656
38,000	*	Hosokawa Micron Corp	185
86,426	e	Houston Wire & Cable Co	1,344
756,000		HUA ENG Wire & Cable	287
127,200	*	Huangshi Dongbei Electrical Appliance Co Ltd	94
159,098	e	Hubbell, Inc (Class B)	10,333
18,972		Huber & Suhner AG.	1,250
95,393	*,e	Huntington Ingalls	3,291
26,624	*	Hurco Cos, Inc	858
2,145,901		Hutchison Whampoa Ltd	23,251
24,418	*	Hydrobudowa Polska S.A.	20
12,508		Hy-Lok Corp	183
17,310		Hyundai Corp	516
76,136		Hyundai Development Co	2,140
3,413		Hyundai Elevator Co Ltd	342
97,915		Hyundai Engineering & Construction Co Ltd	7,936
72,541		Hyundai Heavy Industries	30,276
29,251		Hyundai Mipo Dockyard	4,667
5,015		Hyunjin Materials Co Ltd	74
36,900		Idec Corp	432
246,051	e	IDEX Corp	11,281
394,887	*	Ihlas Holding	279
216,060	*,e	II-VI, Inc	5,531
2,114,059		IJM Corp BHD	4,519
11,360		Iljin Electric Co Ltd	83
39,900		Iljin Holdings Co Ltd	123
1,980,485		Illinois Tool Works, Inc	111,879
18,710		IMARKETKOREA,Inc	315
619,683		IMI plc	10,476
389,975	*	Impregilo S.p.A.	1,224
15,792	*	IMS-Intl Metal Service	395
108,139		Imtech NV	3,823
23,900		Inaba Denki Sangyo Co Ltd	638
73,400		Inabata & Co Ltd	457
54,846	e	Indus Holding AG.	1,907
1,360,181		Industrea Ltd	1,978
9,680	e	Industria Macchine Automatiche S.p.A.	213
29,100		Industrias Romi S.A.	129
21,468		Indutrade AB	688
996		Ingersoll-Rand India Ltd	10
961,584	e	Ingersoll-Rand plc	43,666
184,435	*	Insituform Technologies, Inc (Class A)	3,868
74,595	e	Insteel Industries, Inc	935
2,490,000	*,e	Interchina Holdings Co	426
154,727	*	Interline Brands, Inc	2,842
702,000	e	International Mining Machinery Holdings Ltd	676
89,272		Interpump Group S.p.A.	764
182,747		Interserve plc	946
950,224		Invensys plc	4,915

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

91,900		Iochpe-Maxion S.A.	$1,254
212,511		IRB Infrastructure Developers Ltd	821
6,000		IS Dongseo Co Ltd	159
251,000	e	Iseki & Co Ltd	642
144,000		I-Sheng Electric Wire & Cable Co Ltd	208
3,113,122		Ishikawajima-Harima Heavy Industries Co Ltd	8,044
1,210,100		Italian-Thai Development PCL	140
1,470,400		Italian-Thai Development PCL (ADR)	170
2,540,391		Itochu Corp	26,422
545,816	e	ITT Industries, Inc	32,165
380,485		IVRCL Infrastructures & Projects Ltd	597
310,000		Iwatani International Corp	1,102
597,135	*	Jacobs Engineering Group, Inc	25,826
100,827		Jain Irrigation Systems Ltd	385
1,426,557		Jaiprakash Associates Ltd	2,594
168,604		Japan Pulp & Paper Co Ltd	578
411,526		Japan Steel Works Ltd	2,821
506,000	*	Jaya Holdings Ltd	241
79,000	*	Jenn Feng New Energy Co Ltd	105
239,000		JFE Shoji Holdings, Inc	1,170
165,300		JG Summit Holdings (Series B)	101
206,991	e	JGC Corp	5,671
2,648,500		Jiangsu Rongsheng Heavy Industry Group Co Ltd	1,609
20,000		Jingwei Textile Machinery	18
6,772		Jinsung T.E.C.	58
128,013		John Bean Technologies Corp	2,473
3,245,500	e	Johnson Electric Holdings Ltd	2,176
960,712	e	Joy Global, Inc	91,499
300,856		JS Group Corp	7,760
855,908		JTEKT Corp	12,612
179,000	*,e	Juki Corp	515
48,690		Jungheinrich AG.	2,053
8,332	*	JVM Co Ltd	265
21,204		Jyoti Structures Ltd	40
3,653		Kaba Holding AG.	1,587
81,512	*	Kadant, Inc	2,568
2,509,308	e	Kajima Corp	7,199
8,178	*	Kalpataru Power Transmission Ltd	23
122,309		Kaman Corp	4,338
128,000		Kandenko Co Ltd	624
554,000	*,e	Kanematsu Corp	546
6,085	*	Kardex AG.	152
26,500		Katakura Industries Co Ltd	280
940,000	e	Kato Works Co Ltd	2,757
23,000		Kaulin Manufacturing Co Ltd	28
1,054,508		Kawasaki Heavy Industries Ltd	4,201
145,445	e	Kaydon Corp	5,428
1,849,222		KBR, Inc	69,696
8,642		KCC Corp	2,714
6,403		KCC Engineering & Construction Co Ltd	249
74,902		KCI Konecranes Oyj	3,044
16,760	*	Keangnam Enterprises Ltd	158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

10,039		KEC International Ltd	$18
25,000		Keihan Electric Railway Co Ltd	107
84,855		Keller Group plc	635
98,000		Kenmec Mechanical Engineering Co Ltd	80
490,786		Kennametal, Inc	20,716
1,133,600	*	Kepler Weber S.A.	189
2,840,166		Keppel Corp Ltd	25,697
77,840	*,e	KEYW Holding Corp	964
62,222		Kier Group plc	1,358
375,925		Kinden Corp	3,216
148,000		King Slide Works Co Ltd	627
171,151		Kingspan Group plc	1,688
40,000		Kinik Co	80
167,000		Kinki Sharyo Co Ltd	664
125,000		Kitz Corp	730
212,335		Kloeckner & Co AG.	6,397
1,236,142		KOC Holding AS	5,315
1,751,541		Komatsu Ltd	54,689
5,797		Komax Holding AG.	677
80,690		Komori Corp	721
56,717		Kone Oyj (Class B)	3,563
307,328	e	Koninklijke BAM Groep NV	1,928
56,543		Koninklijke Philips Electronics NV	1,453
16,342		Koor Industries Ltd	314
62,905	*	Kopex S.A.	535
23,400		Korea Electric Terminal Co Ltd	480
136,710	*,e	Kratos Defense & Security Solutions, Inc	1,662
16,956	e	Krones AG.	1,437
278,000	*	KS Energy Services Ltd	242
252		KSB AG.	195
142,837		Kubota Corp	1,267
33,668	*,e	KUKA AG.	907
5,000		Kumho Electric Co Ltd	133
47,921	*	Kumho Industrial Co Ltd	364
9,768	e	Kurita Water Industries Ltd	291
54,470		Kuroda Electric Co Ltd	626
67,000		Kyosan Electric Manufacturing Co Ltd	385
111,600	e	Kyowa Exeo Corp	1,132
69,000		Kyudenko Corp	454
1,120,557	e	L-3 Communications Holdings, Inc	97,993
1,074		Lakshmi Machine Works Ltd	50
407,839		Larsen & Toubro Ltd	16,682
237,370		Lavendon Group plc	398
20,037	e	Lawson Products, Inc	394
104,283	*	Layne Christensen Co	3,164
55,045	e	LB Foster Co (Class A)	1,812
118,957		Legrand S.A.	5,007
123,503	e	Leighton Holdings Ltd	2,786
151,263		Lennox International, Inc	6,515
222,000	*	LEOCH INTERNATIONAL TECH	89
162,446		LG Corp	12,269
10,444		LG Hausys Ltd	739

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,553		LG International Corp	$1,614
282,186	e	Lincoln Electric Holdings, Inc	10,116
80,310	e	Lindab International AB	878
52,834	e	Lindsay Manufacturing Co	3,635
4,579		LISI	430
687,500	*	LK Technology Holdings Ltd	253
41,378	*,e	LMI Aerospace, Inc	1,011
1,547,538		Lockheed Martin Corp	125,304
93,000		Longwell Co	111
8,493,000	e	Lonking Holdings Ltd	4,656
23,589		LS Cable Ltd	2,440
19,425		LS Industrial Systems Co Ltd	1,406
82,714	e	LSI Industries, Inc	657
134,000	*	Luoyang Glass Co Ltd	53
22,700	*	Lupatech S.A.	173
71,169	*,e	Lydall, Inc	851
24,100		Mabuchi Motor Co Ltd	1,216
812,511		Macmahon Holdings Ltd	490
175,000		Maeda Corp	551
113,000	e	Maeda Road Construction Co Ltd	1,100
156,247	e	Maire Tecnimont S.p.A.	286
140,748	*,e	Makino Milling Machine Co Ltd	1,310
114,160	*	Makita Corp	5,320
838,849	*	Malaysia Marine and Heavy Engineering Sdn BHD	2,317
1,994,600		Malaysian Resources Corp BHD	1,477
15,414	*	Manitou BF S.A.	468
392,432		Manitowoc Co, Inc	6,609
308,400		Marcopolo S.A.	1,383
3,091,051		Marubeni Corp	20,543
3,655,680	e	Masco Corp	43,978
302,535	*,e	Mastec, Inc	5,966
49,000		Max Co Ltd	605
67,513	*	MAX India Ltd	277
7,748	*	Maytas Infra Ltd	26
3,721,390		Meggitt plc	22,762
325,000	e	Meidensha Corp	1,402
1,090,177		Melrose plc	6,333
4,292,000	e	Metallurgical Corp of China Ltd	1,682
63,909		Metka S.A.	732
63,386	e	Met-Pro Corp	721
88,979		Metso Oyj	5,058
100,435	*,e	Meyer Burger Technology AG.	4,421
45,499	*	Michael Baker Corp	961
75,403	m	Micron Machinery Co Ltd	1,233
77,923	*,e	Middleby Corp	7,328
58,762		Miller Industries, Inc	1,098
220,300		Mills Estruturas e Servicos de	3,176
392,652	e	Minebea Co Ltd	2,095
88,400	e	Miraito Holdings Corp	700
485,000		Mirle Automation Corp	574
136,000		MISUMI Group, Inc	3,525

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,001,837		Mitsubishi Corp	$74,978
2,661,993		Mitsubishi Electric Corp	30,922
3,946,442	e	Mitsubishi Heavy Industries Ltd	18,557
81,000	e	Mitsubishi Kakoki Kaisha Ltd	191
131,700		Mitsuboshi Belting Co Ltd	653
3,865,379		Mitsui & Co Ltd	66,833
665,401	e	Mitsui Engineering & Shipbuilding Co Ltd	1,453
158,000	*	Mitsui Matsushima Co Ltd	328
37,200		Miura Co Ltd	1,078
3,087,174		MMC Corp BHD	2,887
156,015	e	Monadelphous Group Ltd	3,089
230,129	*	Moog, Inc (Class A)	10,015
376,927		Morgan Crucible Co plc	1,865
90,822		Morgan Sindall plc	922
130,000	e	Mori Seiki Co Ltd	1,722
115,369	*	Mostalzab	111
295,756	e	Mota Engil SGPS S.A.	686
132,362		MSC Industrial Direct Co (Class A)	8,777
84,080		MTU Aero Engines Holding AG.	6,716
224,300		Mudajaya Group BHD	334
10,800		Muehlbauer Holding AG. & Co KGaA	579
224,303		Mueller Industries, Inc	8,503
697,989	e	Mueller Water Products, Inc (Class A)	2,778
78,500		Muhibbah Engineering M BHD	37
743,440	e	Murray & Roberts Holdings Ltd	3,299
95,528	*	MYR Group, Inc	2,235
263,332		Nabtesco Corp	6,379
33,859		Nacco Industries, Inc (Class A)	3,278
362,332		Nachi-Fujikoshi Corp	2,151
96,054		Nagarjuna Construction Co	175
272,900		Nagase & Co Ltd	3,359
77,700		Namura Shipbuilding Co Ltd	344
19,963	e	National Presto Industries, Inc	2,026
3,396	*	Nava Bharat Ventures Ltd	16
447,342	*	Navistar International Corp	25,257
179,199		NCC AB (B Shares)	4,077
113,569	*,e	NCI Building Systems, Inc	1,294
17,100		NEC Capital Solutions Ltd	228
30,900		NEC Networks & System Integration Corp	432
454,351		Neo-Neon Holdings Ltd	125
30,704	e	Nexans S.A.	2,890
263,016		NGK Insulators Ltd	4,900
120,233	e	Nibe Industrier AB (Series B)	2,084
223,000		Nichias Corp	1,317
8,700		Nichiden Corp	274
27,200		Nichiha Corp	245
64,015	e	Nidec Corp	5,976
139,000		Nippo Corp	1,126
155,000	e	Nippon Carbon Co Ltd	466
93,000		Nippon Densetsu Kogyo Co Ltd	991
137,000		Nippon Road Co Ltd	413
181,730	e	Nippon Sharyo Ltd	797

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

620,231		Nippon Sheet Glass Co Ltd	$1,928
64,800	e	Nippon Signal Co Ltd	500
65,000		Nippon Steel Trading Co Ltd	183
92,000		Nippon Thompson Co Ltd	760
432,000		Nishimatsu Construction Co Ltd	636
18,000		Nishio Rent All Co Ltd	126
93,000		Nissin Electric Co Ltd	884
29,300		Nitta Corp	574
358,000	*	Nitto Boseki Co Ltd	895
70,000		Nitto Kogyo Corp	828
14,973		Nitto Kohki Co Ltd	352
10,060		NK Co Ltd	46
32,564	e	NKT Holding AS	2,082
69,188	*	NN, Inc	1,035
6,910,319	e	Noble Group Ltd	11,128
51,800	*,e	Nordex AG.	465
214,783		Nordson Corp	11,781
134,919		Noritake Co Ltd	534
24,600		Noritz Corp	453
300,000	*	Northeast Electric Development Co Ltd	56
855,988	e	Northrop Grumman Corp	59,363
44,630	*	Northwest Pipe Co	1,163
574,786		NRW Holdings Ltd	1,727
162,777		NSK Ltd	1,625
4,218,104		NTN Corp	24,029
1,850,923		NWS Holdings Ltd	2,481
24,800		Obara Corp	355
744,802		Obayashi Corp	3,253
56,625		Obrascon Huarte Lain S.A.	2,166
156,018	*	OC Oerlikon Corp AG.	1,261
5,860		OHB Technology AG.	109
192,500		Oiles Corp	3,817
280,641		Okuma Holdings, Inc	2,675
221,000		Okumura Corp	808
6,291	e	Omega Flex, Inc	88
41,200		Onoken Co Ltd	372
138,457		Orascom Construction Industries	6,267
245,312	*,e	Orbital Sciences Corp	4,134
46,000		Organo Corp	347
135,008	*,e	Orion Marine Group, Inc	1,270
5,928	e	Orkla ASA	56
82,184		Ormat Industries	543
101,700	e	OSG Corp	1,419
268,924	*,e	Oshkosh Truck Corp	7,783
916,000		Otto Marine Ltd	161
61,678		Outotec Oyj	3,511
432,197	*	Owens Corning, Inc	16,143
2,125,029		Paccar, Inc	108,569
17,261		Palfinger AG.	623
474,117		Pall Corp	26,660
5,731,000	m	Pan-United Corp Ltd	2,301
1,182,222		Parker Hannifin Corp	106,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

122,632		Patel Engineering Ltd	$408
12,355		PBG S.A.	625
221,257	e	Peab AB (Series B)	1,582
293,093	e	Pentair, Inc	11,829
420,000	e	Penta-Ocean Construction Co Ltd	1,012
155,009		Perini Corp	2,973
11,797		Pfeiffer Vacuum Technology AG.	1,482
107,000		Phihong Technology Co Ltd	218
82,108	*,e	Pike Electric Corp	726
15,495	*	Pinguely-Haulotte	336
343,451	*	Pipavav Shipyard Ltd	590
52,015		Pkc Group Oyj	1,192
8,150		Plasson	203
77,590	*,e	PMFG, Inc	1,540
713,671		Polimex Mostostal S.A.	838
10,313		Polnord S.A.	96
235,000		Polyplex PCL	159
87,511	*	Polypore International, Inc	5,937
13,910		Ponsse Oy	201
53,313	*,e	Powell Industries, Inc	1,946
15,000	*	Powercom Co Ltd	26
87,445	*,e	PowerSecure International, Inc	631
186,757		Praj Industries Ltd	322
1,089,214	e	Precision Castparts Corp	179,339
14,464	e	Preformed Line Products Co	1,030
157,796	e	Primoris Services Corp	2,036
73,500	*	Promotora y Operadora de Infraestructura SAB de C.V.	353
1,569	e	Prysmian S.p.A.	32
4,057,500		PT AKR Corporindo Tbk	1,007
69,366,000	*	PT Bakrie and Brothers Tbk	543
460,500		PT Hexindo Adiperkasa Tbk	371
3,867,500		PT Pembangunan Perumahan Tbk	303
2,574,016		PT United Tractors Tbk	7,495
4,576,500		PT Wijaya Karya	353
618,464		Punj Lloyd Ltd	1,054
77,305	*,e	Pursuit Dynamics plc	386
914,269	*	QinetiQ plc	1,770
266,511	e	Quanex Building Products Corp	4,368
641,171	*	Quanta Services, Inc	12,952
3,656		R Stahl AG.	155
90,278		Ramirent Oyj	1,165
116,300		Randon Participacoes S.A.	924
325,700		Ranhill BHD	70
4,668	e	Rational AG.	1,232
243,796	e	Raubex Group Ltd	581
73,409	e	Raven Industries, Inc	4,090
938,252	e	Raytheon Co	46,772
89,057	*,e	RBC Bearings, Inc	3,363
45,000	*	Rechi Precision Co Ltd	31
116,004		Regal-Beloit Corp	7,746
351,114		Reunert Ltd	3,174
464,686		Rheinmetall AG.	41,107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

258,000		Rich Development Co Ltd	$149
3,762	*	Rieter Holding AG.	980
175,100	e	Robbins & Myers, Inc	9,254
535,672	e	Rockwell Automation, Inc	46,475
666,148		Rockwell Collins, Inc	41,095
11,679	e	Rockwool International AS (B Shares)	1,428
1,661,264		Rolls-Royce Group plc	17,204
1,244,227	e	Roper Industries, Inc	103,644
9,011		Rosenbauer International AG.	486
331,000		Rotary Engineering Ltd	224
123,381		Rotork plc	3,336
282,167	*,e	RSC Holdings, Inc	3,375
44,000		Ruentex Engineering & Construction Co	51
130,127	*,e	Rush Enterprises, Inc (Class A)	2,476
143,633		Russel Metals, Inc	3,661
283,000	e	Ryobi Ltd	1,274
11,860		S&T Holdings Co Ltd	151
163,142		Saab AB (Class B)	3,735
170,356		Sacyr Vallehermoso S.A.	1,607
613,669		Safran S.A.	26,186
32,013		Saft Groupe S.A.	1,101
331,427		Salfacorp S.A.	1,248
754		Sambu Construction Co Ltd	9
191,643		Samsung Corp	14,774
47,068		Samsung Engineering Co Ltd	11,288
328,546		Samsung Heavy Industries Co Ltd	14,724
47,734		Samsung Techwin Co Ltd	4,169
193,000		San Shing Fastech Corp	307
1,644,364		Sandvik AB	28,808
70,000		Sanki Engineering Co Ltd	392
331,000	*	Sankyo-Tateyama Holdings, Inc	488
303,000		Sanwa Shutter Corp	1,058
75,000	e	Sany Heavy Equipment International	86
71,000		Sanyo Denki Co Ltd	638
239,000	e	Sasebo Heavy Industries Co Ltd	444
339,923	*,e	SatCon Technology Corp	812
87,969	*	Sauer-Danfoss, Inc	4,433
280,583		Scania AB (B Shares)	6,513
2,752		Schindler Holding AG.	335
16,445		Schindler Holding AG. (Reg)	1,997
458,148	e	Schneider Electric S.A.	76,498
40,058		Schouw & Co	1,059
1,102		Schweiter Technologies AG.	764
1,807		Seaboard Corp	4,369
56,100	e	SeaCube Container Leasing Ltd	964
21,000		SEC Carbon Ltd	98
277,821		Sedgman Ltd	554
80,000		Seika Corp	209
131,000		Sekisui Jushi Corp	1,338
2,991,380		SembCorp Industries Ltd	12,182
2,928,939	e	SembCorp Marine Ltd	12,675
25,575		Semperit AG. Holding	1,276

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,135,842		Senior plc	$3,321
69,881	*	Sensata Technologies Holding BV	2,631
4,510		Seoul Marine Co Ltd	30
239,758		Seven Network Ltd	2,489
129,160		Severfield-Rowen plc	450
34,960		Sewon Cellontech Co Ltd	133
118,394	*,e	SGL Carbon AG.	6,701
283,200	*	SGSB Group Co Ltd	156
104,000	*	Shanghai Automation Instrumentation Co Ltd	67
368,400		Shanghai Diesel Engine Co Ltd	329
4,940,000	e	Shanghai Electric Group Co Ltd	2,618
673,100	*	Shanghai Erfangji Co Ltd	249
347,800		Shanghai Highly Group Co Ltd	218
940,400		Shanghai Industrial Holdings Ltd	3,470
129,100	*	Shanghai Lingyun Industries Development Co Ltd	70
100,200		Shanghai Material Trading Co Ltd	66
412,020		Shanghai Mechanical and Electrical Industry Co Ltd	449
1,028,000	e	Shanghai Prime Machinery Co Ltd	220
558,100		Shanghai Waigaoqiao Free Trade Zone Development Co Ltd	459
217,881	*	Shaw Group, Inc	6,582
14,000		Shenji Group Kunming Machine Tool Co Ltd	7
159,000		ShenMao Technology, Inc	273
528,000		Shihlin Electric & Engineering Corp	666
786,968		Shikun & Binui Ltd	1,965
35,600		Shima Seiki Manufacturing Ltd	922
321,138	e	Shimizu Corp	1,338
152,000		Shin Zu Shing Co Ltd	328
124,000	e	Shinko Electric Co Ltd	413
24,000	e	Shin-Kobe Electric Machinery Co Ltd	383
338,590		Shinmaywa Industries Ltd	1,291
146,000		Shinsho Corp	352
35,900	e	SHO-BOND Holdings Co Ltd	866
400,500		Shui On Construction and Materials Ltd	539
1,459,280		Siemens AG.	200,535
44,561		Siemens India Ltd	887
817,853	*	SIG plc	1,791
195,000		Silitech Technology Corp	462
3,596,671		Sime Darby BHD	11,006
203,728	e	Simpson Manufacturing Co, Inc	6,085
8,128,000		Singamas Container Holdings Ltd	3,242
416,674	e	Singapore Technologies Engineering Ltd	1,023
51,729	*,e	Singulus Technologies	293
366,400		Sino Thai Engineering & Construction PCL	145
186,640		Sintex Industries Ltd	760
61,800		Sintokogio Ltd	634
65,425		SK Corp	11,405
184,640		SK Networks Co Ltd	1,893
3,072		Skanska AB (B Shares)	55
2,362,600	e	SKF AB (B Shares)	68,409
3,859		SKF India Ltd	59
296,191		SM Investments Corp	3,659

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

55,742		SMC Corp	$10,049
3,818,450		Smiths Group plc	73,655
175,371	e	Snap-On, Inc	10,957
161,330		SNC-Lavalin Group, Inc	9,849
57,400	*	Sodick Co Ltd	488
5,835,486		Sojitz Holdings Corp	10,931
7,286		Solar Holdings AS (B Shares)	525
13,805	*,e	Solar Millennium AG.	366
58,976		Solaria Energia y Medio Ambiente S.A.	171
1,107,389	e	Sonae SPGS S.A.	1,159
753,938		Speedy Hire plc	365
108,318		Spirax-Sarco Engineering plc	3,483
503,799	*,e	Spirit Aerosystems Holdings, Inc (Class A)	11,084
264,856	e	SPX Corp	21,893
19,891		SRV Group plc	173
20,939	*	Ssangyong Engineering & Construction Co Ltd	149
64,204		Standex International Corp	1,969
678,917	e	Stanley Works	48,916
39,630		Stefanutti Stocks Holdings Ltd	73
106,179	*	Sterling Construction Co, Inc	1,462
93,021	e	Strabag SE	2,764
24,839		STX Corp Co Ltd	528
10,280		Stx Engine Co Ltd	299
4,660		STX Enpaco Co Ltd	54
554,000	e	STX OSV HOLDINGS Ltd	630
50,200		STX Shipbuilding Co Ltd	1,492
185		Sulzer AG.	30
132,000		Sumikin Bussan Corp	321
2,432,666		Sumitomo Corp	33,095
1,485,154		Sumitomo Electric Industries Ltd	21,662
790,246		Sumitomo Heavy Industries Ltd	5,516
152,000	e	Sumitomo Precision Products Co Ltd	1,131
58,156		Sun Hydraulics Corp	2,780
400,000	*	Sun King Power Electronics Group Ltd	63
28,990	*	Sung Jin Geotec Co Ltd	388
7,888		Sung Kwang Bend Co Ltd	163
296,000		Sunonwealth Electric Machine Industry Co Ltd	255
115,000		Sunspring Metal Corp	147
341,700		Sunway Holdings BHD	308
145,668	e	Superior Plus Corp	1,695
1,177,909	*	Suzlon Energy Ltd	1,267
329,000	*,e	SWCC Showa Holdings Co Ltd	420
366,287		Swisslog Holding AG.	392
994,000		Ta Ya Electric Wire & Cable	319
510,186	e	Tadano Ltd	3,091
6,263		Taewoong Co Ltd	246
131,220		Taeyoung Engineering & Construction	780
71,410	*	Taihan Electric Wire Co Ltd	433
40,000		Taihei Dengyo Kaisha Ltd	302
69,000		Taihei Kogyo Co Ltd	301
38,300	e	Taikisha Ltd	760
475,901		Taisei Corp	1,092

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,190,608		Taiwan Glass Industrial Corp	$2,102
101,000	e	Takaoka Electric Manufacturing Co Ltd	320
125,929	e	Takara Standard Co Ltd	965
77,400	e	Takasago Thermal Engineering Co Ltd	605
90,000	*,e	Takuma Co Ltd	457
75,972	e	TAL International Group, Inc	2,623
243,279	*,e	Taser International, Inc	1,107
2,652,315		Tat Hong Holdings Ltd	1,717
482,220		Tata Motors Ltd	10,769
3,255,833		Teco Electric and Machinery Co Ltd	2,353
90,612	*,e	Tecumseh Products Co (Class A)	924
176,166	*,e	Teledyne Technologies, Inc	8,872
101,711	e	Tennant Co	4,061
325,321	*,e	Terex Corp	9,255
21,643		Texmaco Ltd	16
44,329	e	Textainer Group Holdings Ltd	1,363
5,217,805		Textron, Inc	123,192
768		Thales S.A.	33
5,621		Thermax Ltd	75
41,427	*	Thermon Group Holdings	497
150,527		THK Co Ltd	3,847
424,508	*	Thomas & Betts Corp	22,860
1,040,000	*	Tianjin Development Hldgs	655
751,953	e	Timken Co	37,898
176,725	e	Titan International, Inc	4,287
59,288	*,e	Titan Machinery, Inc	1,706
13,402	*	TK Corp	295
384,000		Toa Corp/Tokyo	709
17,300		Tocalo Co Ltd	427
384,000		Toda Corp	1,396
49,000		Toenec Corp	258
17,000		Tognum AG.	637
152,066	*	Tognum AG.	5,687
50,000	*,e	Tokai Corp	247
48,000		Tokyo Energy & Systems, Inc	272
196,050	*	Tokyu Construction Co Ltd	513
49,000		Tong-Tai Machine & Tool Co Ltd	79
121,000		Topco Technologies Corp	360
24,700	e	Torishima Pump Manufacturing Co Ltd	396
199,907		Toro Co	12,094
111,742		Toromont Industries Ltd	2,201
153,964		Toshiba Machine Co Ltd	841
71,000	e	Toshiba Plant Systems & Services Corp	839
120,000	*	Totetsu Kogyo Co Ltd	1,149
135,993		Toto Ltd	1,058
630,000		Tower Bersama Infrastructure	175
380,000	e	Toyo Construction Co Ltd	422
93,000	e	Toyo Electric Manufacturing Co Ltd	445
548,957	e	Toyo Engineering Corp	2,186
14,400	e	Toyo Tanso Co Ltd	734
228,850		Toyota Tsusho Corp	3,928
617,800	*	Tradewinds Corp BHD	187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

333,830		Trakya Cam Sanayi AS	$712
120,088	e	TransDigm Group, Inc	10,951
409,443		Travis Perkins plc	6,503
124,551	e	Tredegar Corp	2,286
476,076		Trelleborg AB (B Shares)	5,298
39,981	e	Trevi Finanziaria S.p.A.	581
64,044	*,e	Trex Co, Inc	1,568
188,818	*	Trimas Corp	4,673
240,023	e	Trinity Industries, Inc	8,372
91,129		Triumph Group, Inc	9,075
25,000		Trusco Nakayama Corp	489
203,000		Tsubakimoto Chain Co	1,252
70,000	e	Tsugami Corp	417
32,000		Tsukishima Kikai Co Ltd	279
692,000		Tuan Sing Holdings Ltd	198
23,354		Turk Traktor ve Ziraat Makineleri AS.	536
71,772	e	Twin Disc, Inc	2,773
4,626,475		Tyco International Ltd	228,687
94,204		Ultra Electronics Holdings	2,594
15,900		Union Tool Co	345
4,054	*,e	United Capital Corp	121
256,000		United Engineers Ltd	455
418,320	e	United Group Ltd	6,252
270,000		United Integrated Services Co Ltd	398
287,755	*,e	United Rentals, Inc	7,309
2,986,653		United Technologies Corp	264,348
81,378	e	Universal Forest Products, Inc	1,950
75,257	e	Uponor Oyj	1,249
563,426	*	URS Corp	25,208
1,431,367	*,e	USG Corp	20,526
1,432,305		Ushio, Inc	28,320
17,648		Vacon plc	1,110
272,722	*,e	Valence Technology, Inc	322
755,640	e	Vallourec	92,125
66,261	e	Valmont Industries, Inc	6,387
120,301		Veidekke ASA	1,095
1,564	*,e	Vestas Wind Systems AS	36
88,932	e	Vicor Corp	1,438
486,056		Vinci S.A.	31,194
3,080,000	*	Vitar International Holdings Ltd	618
62,886	*	Volex Group plc	358
95,209		Voltas Ltd	341
3,700,753		Volvo AB (B Shares)	64,787
91,793	e	Von Roll Holding AG.	388
13,580		Vossloh AG.	1,906
240,239		W.W. Grainger, Inc	36,913
278,475	*,e	Wabash National Corp	2,609
549,041	*,e	WABCO Holdings, Inc	37,917
35,785	e	Wacker Construction Equipment AG.	617
240,200		Wafangdian Bearing Co Ltd	205
57,938		Wajax Income Fund	2,184
4,464,150	*	Walsin Lihwa Corp	2,246

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,380		Walter Meier AG.	$622
401,734	e	Wartsila Oyj (B Shares)	13,585
135,648		Watsco, Inc	9,223
144,756		Watts Water Technologies, Inc (Class A)	5,126
63,631	*	Wavin NV	960
100,000	*	Ways Technical Corp Ltd	271
1,044,300		WCT BHD	1,070
174,000		Wei Mon Industry Co Ltd	116
645,000	e	Weichai Power Co Ltd	3,779
458,706		Weir Group plc	15,659
104,000		Well Shin Technology Co Ltd	165
47,074	e	Wendel	5,781
385,933	*,e	WESCO International, Inc	20,875
221,838	e	Westinghouse Air Brake Technologies Corp	14,579
54,805	*,e	Westport Innovations, Inc	1,313
5,070,530	e	Wienerberger AG.	93,404
103,194		Wilson Bayly Holmes-Ovcon Ltd	1,684
2,244,751		Wolseley plc	73,271
325,019	e	Woodward Governor Co	11,330
2,575		Wooree ETI Co Ltd	10
41,521	*,e	Xerium Technologies, Inc	770
36,000		Yahagi Construction Co Ltd	183
71,400		Yamazen Corp	506
5,235,669	e	Yangzijiang Shipbuilding	6,247
75,254		Yazicilar Holding AS.	540
1,197,000	*	Ying Li International Real Estate Ltd	357
174,351		YIT Oyj	4,364
43,000		Yokogawa Bridge Holdings Corp	279
20,541		Young Poong Precision Corp	214
1,003,000	e	Yuasa Trading Co Ltd	1,578
548,000		Yungtay Engineering Co Ltd	1,096
53,000	e	Yurtec Corp	262
13,400		Yushin Precision Equipment Co Ltd	283
14,170	e	Zardoya Otis S.A.	208
512		Zehnder Group AG.	1,583
9,475		Zhongde Waste Technology AG.	125
741,000	e	Zhuzhou CSR Times Electric Co Ltd	2,507
79,540		Zodiac S.A.	6,925
39,309		Zumtobel AG.	1,030

		TOTAL CAPITAL GOODS	9,895,037

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
58,152		Aangpanneforeningen AB (B Shares)	1,134
283,717		ABM Industries, Inc	6,622
251,266	*	Acacia Research (Acacia Technologies)	9,219
255,237	*	ACCO Brands Corp	2,004
4,888,083		Accor Services	149,140
3,193		Adcorp Holdings Ltd	13
1,978,990		Adecco S.A.	127,023
147,207		Administaff, Inc	4,359
97,518	*	Advisory Board Co	5,644
25,800		Aeon Delight Co Ltd	520

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

862,144		Aggreko plc	$26,711
5,111		Akka Technologies S.A.	170
75,500	*	Alexco Resource Corp	543
65,125		American Banknote S.A.	875
100,941		American Ecology Corp	1,726
163,204	*	American Reprographics Co	1,154
121,427	*	APAC Customer Services, Inc	647
78,474		Asahi Holdings, Inc	1,602
12,130,000	*,e	Asia Energy Logistics Group Ltd	252
24,625	e	Assystem	630
45,978	*	AT Cross Co	524
280,241		Atkins WS plc	3,365
223,069		Avery Dennison Corp	8,617
265,297		Babcock International Group	3,034
47,615		Barrett Business Services, Inc	682
18,143	e	Bertrandt AG.	1,373
160,650	e	BFI Canada Ltd	3,999
1,858,215		Brambles Ltd	14,448
257,789		Brink’s Co	7,690
13,466		Brunel International	594
22,758		Bureau Veritas S.A.	1,922
12,237	e	BWT AG.	326
145,427		Cabcharge Australia Ltd	805
116,497	e	Campbell Brothers Ltd	5,737
360,397	e	Cape plc	3,181
76,565		Capita Group plc	879
151,069	*,e	Casella Waste Systems, Inc (Class A)	922
221,050	*,e	CBIZ, Inc	1,627
53,074	e	CDI Corp	705
226,078	*,e	Cenveo, Inc	1,447
15,986		Cewe Color Holding AG.	749
3,070,000	e	China Everbright International Ltd	1,204
381,027		Cintas Corp	12,585
97,403	*	Clean Harbors, Inc	10,057
2,271	e	Compx International, Inc	30
56,275	*	Consolidated Graphics, Inc	3,092
49,500		Contax Participacoes S.A.	745
118,200	*,e	Coolbrands International, Inc	663
360,486	*,e	Coolbrands International, Inc	2,030
178,459	*,e	Copart, Inc	8,316
203,983	e	Corporate Executive Board Co	8,904
428,057	*	Corrections Corp of America	9,267
108,970	*,e	CoStar Group, Inc	6,460
44,974	e	Courier Corp	497
360,378		Covanta Holding Corp	5,943
46,373	*,e	CRA International, Inc	1,256
782,616	e	Dai Nippon Printing Co Ltd	8,820
46,000	e	Daiseki Co Ltd	931
431,958		Davis Service Group plc	3,778
129,071		De La Rue plc	1,584
224,278	e	Deluxe Corp	5,542

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,542	*	Derichebourg	$1,077
147,621	*	Dolan Media Co	1,250
583,782	e	Downer EDI Ltd	2,333
231,490		Dun & Bradstreet Corp	17,487
63,298		Duskin Co Ltd	1,231
2,115,000	*	Eastern Media International Corp	394
485,752	e	EnergySolutions, Inc	2,400
99,029	*,e	EnerNOC, Inc	1,559
150	e	en-japan, Inc	197
149,377		Ennis, Inc	2,599
379,361		Equifax, Inc	13,171
1,132,108		Experian Group Ltd	14,421
84,965	*,e	Exponent, Inc	3,697
18,430	*	Fiera Milano S.p.A.	120
1,586,000	*,e	Fook Woo Group Holdings Ltd	501
60,259	*,e	Franklin Covey Co	583
314,578	*,e	FTI Consulting, Inc	11,935
96,916	*,e	Fuel Tech, Inc	643
18,463,000	*,m	Fung Choi Media Group Ltd	2,113
108,164		G & K Services, Inc (Class A)	3,662
33,485	*	Gategroup Holding AG.	1,479
38,100		Genivar Income Fund	1,016
287,211	*	Geo Group, Inc	6,614
21,588		GL Events	805
75,638	*	GP Strategies Corp	1,033
2,177,568	e	Group 4 Securicor plc	9,789
7,888		Groupe CRIT	257
60,817		Gunnebo AB	392
1,922,441		Hays plc	3,178
280,443		Healthcare Services Group	4,557
107,865	e	Heidrick & Struggles International, Inc	2,442
19,150	*	Heritage-Crystal Clean, Inc	367
241,002	e	Herman Miller, Inc	6,560
142,579	*,e	Higher One Holdings, Inc	2,698
143,817	*,e	Hill International, Inc	828
183,344	e	HNI Corp	4,606
488,483	e	Homeserve plc	3,942
138,170	*,e	Hudson Highland Group, Inc	739
104,854	*	Huron Consulting Group, Inc	3,168
128,761	*	ICF International, Inc	3,268
145,422	*	IHS, Inc (Class A)	12,131
109,433	*,e	Innerworkings, Inc	913
219,000	e	Interface, Inc (Class A)	4,242
36,748		Intersections, Inc	669
5,936		Intertek Group plc	188
171,814		Intrum Justitia AB	2,530
13,134	*	Ipek Matbacilik Sanayi Ve Ticaret AS	33
537,002		Iron Mountain, Inc	18,306
317,171		ITE Group plc	1,111
656,300		JobStreet Corp BHD	637
82,916	*	KAR Auction Services, Inc	1,568
132,642	*	Kelly Services, Inc (Class A)	2,189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,642	*,e	Kforce, Inc	$1,813
505,200	e	K-Green Trust	436
160,810	e	Kimball International, Inc (Class B)	1,034
240,322	e	Knoll, Inc	4,823
107,500		Kokuyo Co Ltd	802
19,140		Korea Plant Service & Engineering Co Ltd	568
223,690	*,e	Korn/Ferry International	4,919
184,000		Kyodo Printing Co Ltd	443
496,000		L&K Engineering Co Ltd	597
48,585	e	Lassila & Tikanoja Oyj	851
88,885	e	Loomis AB	1,240
64,458	*,e	M&F Worldwide Corp	1,666
395,542		Manpower, Inc	21,222
18,462		Matsuda Sangyo Co Ltd	280
103,501		McGrath RentCorp	2,906
151,830		McMillan Shakespeare Ltd	1,563
117,307		Mears Group plc	529
43,900		Meitec Corp	960
178,747	*,e	Metalico, Inc	1,055
486,927		Michael Page International plc	4,183
120,437		Mine Safety Appliances Co	4,497
167,964		Mineral Resources Ltd	2,080
88,231	*	Mistras Group, Inc	1,429
775,186		Mitie Group	2,959
53,572		Mitsubishi Pencil Co Ltd	967
8,000	*	Mitsubishi Research Institute, Inc	146
155,138	*,e	Mobile Mini, Inc	3,287
62,460		Morneau Sobeco Income Fund	650
41,600		Moshi Moshi Hotline, Inc	676
163,798		Mouchel Group plc	158
52,399	e	Multi-Color Corp	1,294
27,228	*	Mvelaserve Ltd	48
307,255	*	Navigant Consulting, Inc	3,223
70,313		Newalta, Inc	884
239,470	*,e	NIELSEN HOLDINGS B.V.	7,462
58	*	Nihon M&A Center, Inc	308
6,800		Nippon Kanzai Co Ltd	118
40,460	e	Nissha Printing Co Ltd	742
274,935	*,e	Odyssey Marine Exploration, Inc	861
82,000		Okamura Corp	554
185,032	*	On Assignment, Inc	1,819
22,768		Oyo Corp	236
132,700	e	Park24 Co Ltd	1,380
224		Pasona Group, Inc	208
31,100		Pelikan International Corp BHD	10
246		Pilot Corp	484
578,885	e	Pitney Bowes, Inc	13,309
694,191		PMP Ltd	459
49,138	e	Poyry Oyj	703
79,293		Proffice AB	406
386,037	e	Programmed Maintenance Services Ltd	916
87,300		PRONEXUS, Inc	408

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

45,088		Prosegur Cia de Seguridad S.A.	$2,398
116,766		Quad	4,538
614,389	e	R.R. Donnelley & Sons Co	12,048
239,148		Randstad Holdings NV	11,058
899,543		Regus plc	1,597
2,530,719	*	Rentokil Initial plc	3,861
2,619,951	e	Republic Services, Inc	80,824
213,964		Resources Connection, Inc	2,576
92,433	e	Ritchie Bros Auctioneers, Inc	2,546
445,409	e	Robert Half International, Inc	12,039
264,176		Rollins, Inc	5,384
299,815		RPS Group plc	1,180
40,092	*	RPX Corp	1,124
423,728		RSM Tenon Group plc	168
24,270		S1 Corp (Korea)	1,257
352,685		SAI Global Ltd (New)	1,797
216,213		Salmat Ltd	858
37,452		Sato Corp	479
72,583	e	Schawk, Inc (Class A)	1,202
83,512	*,e	School Specialty, Inc	1,202
7,201	e	Seche Environnement S.A.	666
163,336		Secom Co Ltd	7,831
2,411		Securitas AB (B Shares)	26
444,427		Securitas Systems AB (B Shares)	1,293
809,156	e	Seek Ltd	5,612
19,394		Serco Group plc	172
130		SGS S.A.	247
549,263		Shanks Group plc	1,128
9,200	*	Shenzhen Dongjiang Environmental Co Ltd	35
158,424	*	Skilled Group Ltd	381
56,323		Societe BIC S.A.	5,441
233,700		Sohgo Security Services Co Ltd	2,627
355,051	*,e	Spherion Corp	3,227
545,647		Spotless Group Ltd	1,371
96,721	*	Standard Parking Corp	1,545
76,462	*	Stantec, Inc	2,220
362,927	e	Steelcase, Inc (Class A)	4,134
576,317	*,e	Stericycle, Inc	51,360
134,838		Sthree plc	859
186,671	*,e	SYKES Enterprises, Inc	4,019
166,000		Taiwan Secom Co Ltd	322
9,513,530		Taiwan-Sogo Shinkong Security Corp	8,847
87,605	*	Team, Inc	2,114
69,969		Teleperformance	2,059
33,400	e	Temp Holdings Co Ltd	308
372,629	*,e	Tetra Tech, Inc	8,384
386,000		Tianjin Capital Environmental Protection Group Co Ltd	115
53,791	*	TMS International Corp	702
15,600		Tokyu Community Corp	491
207,664	e	Tomra Systems ASA	1,807
87,700		Toppan Forms Co Ltd	698
504,156		Toppan Printing Co Ltd	3,912

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

206,323	e	Towers Watson & Co	$13,557
52,010		Transcom WorldWide S.A. (ADR)	108
130,930		Transcontinental, Inc	1,974
746,119	e	Transfield Services Ltd	2,690
644,473	*	Transpacific Industries Group Ltd	568
81,958	*,e	TRC Cos, Inc	512
305,023	*,e	TrueBlue, Inc	4,417
67,000		Uchida Yoko Co Ltd	201
72,409	e	Unifirst Corp	4,069
224,865		United Stationers, Inc	7,967
83,406		USG People NV	1,442
650,674	*	Verisk Analytics, Inc	22,527
134,462	e	Viad Corp	2,997
29,557	e	VSE Corp	736
650,812	e	Waste Connections, Inc	20,650
1,871,338	e	Waste Management, Inc	69,744
69,488	*,e	WCA Waste Corp	400
320,000		WHK Group Ltd	316
87,988		WSP Group plc	369
160,000		Yem Chio Co Ltd	150

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,210,000

CONSUMER DURABLES & APPAREL - 1.9%
1,286,000	e	361 Degrees International Ltd	790
12,444		Accell Group	358
314,137		Adidas-Salomon AG.	24,905
10,439		Advanced Digital Broadcast Holdings S.A.	255
86,000		Advanced International Multitech Co Ltd	139
42,342		Aksa Akrilik Kimya Sanayii	145
1,372,557		Alok Industries Ltd	778
108,000	e	Alpine Electronics, Inc	1,496
461,000		Altek Corp	670
16,661		Altinyildiz	212
239,358		Amer Sports Oyj (A Shares)	3,984
192,360		American Greetings Corp (Class A)	4,624
1,251,000	e	Anta Sports Products Ltd	2,243
174,714		Arab Cotton Ginning	120
380,700		Arcelik AS	1,947
66,111	*	Arctic Cat, Inc	888
34,400	*	Arezzo Industria E Comercio S.A.	482
54,600		Arnest One Corp	562
33,400	*,e	Aruze Corp	1,116
475,238	*	Arvind Ltd	833
251,089	*	Ascena Retail Group, Inc	8,549
135,000	*	Asia Optical Co, Inc	231
9,151		Asics Corp	137
216,000		Atsugi Co Ltd	272
43,000		AVY Precision Technology, Inc	144
4,619	*	Bajaj Electricals Ltd	25
50,191	*,e	Bang & Olufsen AS (B Shares)	656
1,442,506	*	Barratt Developments plc	2,648
9,040		Basic House Co Ltd	207

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

229,000		Basso Industry Corp	$176
52,828		Bata India Ltd	725
311,051	*,e	Beazer Homes USA, Inc	1,054
2,052,000	*	Beijing Properties Holdings Ltd	180
165,751		Bellway plc	1,903
44,433	e	Beneteau S.A.	958
74,403	e	Benetton Group S.p.A.	589
196,068	*	Berkeley Group Holdings plc	4,055
272,227		Billabong International Ltd	1,764
25,660		Bjoern Borg AB	209
32,046	e	Blyth, Inc	1,614
44,223		Bombay Dyeing & Manufacturing Co Ltd	356
37,403		Bombay Rayon Fashions Ltd	238
4,308,000	e	Bosideng International Holdings Ltd	1,334
185,506		Bovis Homes Group plc	1,316
7,972,000	*	Bright International Group Ltd	242
928,368		Brookfield Incorporacoes S.A.	4,527
29,325	*	Brookfield Properties Corp	289
4,608	*,e	Brookfield Properties Corp	46
382,415	e	Brunswick Corp	7,801
101,418	e	Bulgari S.p.A.	1,791
1,195,095		Burberry Group plc	27,792
65,932		BWG Homes ASA	258
109,370	*	C Mahendra Exports Ltd	591
273,537	e	Callaway Golf Co	1,701
63,800		Camargo Correa Desenvolvimento Imobiliario S.A.	208
211,452	*,e	Carter’s, Inc	6,504
62,828	e	Casio Computer Co Ltd	443
29,468	*,e	Cavco Industries, Inc	1,326
41,995	e	Cherokee, Inc	721
2,612,000		Chigo Holding Ltd	232
4,397,400	e	China Dongxiang Group Co	1,400
112,116		China Great Star International Ltd	160
661,000	e	China Lilang Ltd	929
868,000		China Ting Group Holdings Ltd	99
24,900		Chofu Seisakusho Co Ltd	625
133,762		Christian Dior S.A.	21,020
165,000	*,e	Clarion Co Ltd	320
46,248	*	Clarus Corp	364
42,400	*	Cleanup Corp	262
1,825,458		Coach, Inc	116,701
52,651	e	Columbia Sportswear Co	3,338
1,126,200		Compagnie Financiere Richemont S.A.	73,802
948,600		Consorcio ARA, S.A. de C.V.	478
15,000		Corona Corp	167
346,600	*	Corp GEO S.A. de C.V. (Series B)	798
332,000	e	Costin New Materials Group	196
493,770	*	CROCS, Inc	12,715
50,923		CSS Industries, Inc	1,066
411,781		Cyrela Brazil Realty S.A.	3,923
30,200	e	Daidoh Ltd	304
8,900		Daikoku Denki Co Ltd	89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

136,000	e	Daiwa Seiko, Inc	$152
330,912	*	Deckers Outdoor Corp	29,167
157,842		De’Longhi S.p.A.	1,843
35,737	*,e	Delta Apparel, Inc	608
267,200	*	Desarrolladora Homex S.A. de C.V.	1,121
54,590		Descente Ltd	271
43,291		Dorel Industries, Inc (Class B)	1,209
2,693,547	e	DR Horton, Inc	31,030
45,542		Duni AB	439
1,303,456	*,e	Eastman Kodak Co	4,666
192,000		Eclat Textile Co Ltd	310
11,270		Elco Holdings Ltd	131
199,141	e	Electrolux AB (Series B)	4,763
203,000		Embry Holdings Ltd	144
110,708	e	Ethan Allen Interiors, Inc	2,357
177,300		Even Construtora e Incorporadora S.A.	895
236,000		Evergreen International Holdin	118
127,700		Ez Tec Empreendimentos e Participacoes S.A.	1,389
160,000		Feng TAY Enterprise Co Ltd	153
374		Fields Corp	624
6,330		Fila Korea Ltd	529
1,189,172	*	Fisher & Paykel Appliances Holdings Ltd	572
2,024		Forbo Holding AG.	1,538
30,300		Forjas Taurus S.A.	66
727,220		Formosa Taffeta Co Ltd	800
706,342	e	Fortune Brands, Inc	45,043
14,613		Forus S.A.	46
515,733	*	Fossil, Inc	60,712
26,091		Foster Electric Co Ltd	524
175,000	e	France Bed Holdings Co Ltd	227
80,000	e	Fujitsu General Ltd	531
25,100	e	Funai Electric Co Ltd	662
221,208	*,e	Furniture Brands International, Inc	916
770,498		Gafisa S.A.	3,668
212,543	e	Garmin Ltd	7,020
15,408	*	Genius Electronic Optical Co Ltd	145
113,353		Geox S.p.A.	680
37,374		Gerry Weber International AG.	2,454
344,149		Giant Manufacturing Co Ltd	1,387
67,118	*,e	G-III Apparel Group Ltd	2,314
171,368		Gildan Activewear, Inc	6,040
158,865		Gitanjali Gems Ltd	1,080
676,637		Glorious Sun Enterprises Ltd	256
470,000		Goodbaby International Holding	215
115,300		Grendene S.A.	665
134,783		GUD Holdings Ltd	1,317
1,562,000	e	Gunze Ltd	5,310
9,900		HAJIME CONSTRUCTION Co Ltd	260
16,140		Handsome Co Ltd	400
639,594	*	Hanesbrands, Inc	18,260
45,420		Hansae Co Ltd	296
22,120		Hanssem Co Ltd	278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

344,611		Harman International Industries, Inc	$15,704
228,872	e	Hasbro, Inc	10,054
1,873,500	*	Haseko Corp	1,356
10,600	*	Hefei Meiling Co Ltd	8
79,400		Heiwa Corp	1,228
58,500		Helbor Empreendimentos S.A.	828
144,492	*,e	Helen of Troy Ltd	4,989
1,257	e	Hermes International	371
124,000	*	Hisense Kelon Electrical Holdings Co Ltd	48
68,300		Hitachi Koki Co Ltd	624
394,073	*,e	Hovnanian Enterprises, Inc (Class A)	950
9,771		Hunter Douglas NV	478
307,784		Husqvarna AB (B Shares)	2,039
11,527		IC Companys AS	496
347,893	*,e	Iconix Brand Group, Inc	8,419
47,239	e	Indesit Co S.p.A.	469
232,800	*	Inpar S.A.	383
600,000		International Taifeng Holdings Ltd	316
281,000		Inventec Appliances Corp	227
150,534	*,e	iRobot Corp	5,312
175,518	*	Jakks Pacific, Inc	3,231
100,000		Japan Vilene Co Ltd	441
99,000		Japan Wool Textile Co Ltd	777
6,087,239	a,e	Jarden Corp	210,072
78,422		JBF Industries Ltd	287
203,699	*	Jinshan Development & Construction Co Ltd	109
111,904	e	JM AB	2,640
76,000		Johnson Health Tech Co Ltd	180
18,337	*,e	Johnson Outdoors, Inc	314
434,772		Jones Apparel Group, Inc	4,717
213,400	*	JVC KENWOOD Holdings, Inc	1,063
420,376	e	KB Home	4,111
57,593	*	Kenneth Cole Productions, Inc (Class A)	719
9,000	*	Kinko Optical Co Ltd	15
475,000		Konka Group Co Ltd	147
112,005	*,e	K-Swiss, Inc (Class A)	1,191
667,000		Kurabo Industries Ltd	1,338
420,000	*	Kwong Fong Industries	177
1,151		Kyungbang Ltd	136
329,160		LAN FA Textile	154
166,800		Lao Feng Xiang Co Ltd	484
259,439	*,e	La-Z-Boy, Inc	2,561
424,000		Le Saunda Holdings	253
80,000		Lealea Enterprise Co Ltd	43
194,484	*,e	Leapfrog Enterprises, Inc	821
1,022,000	*	Lee & Man Handbags Holding Ltd	138
437,502	e	Leggett & Platt, Inc	10,666
480,326	e	Lennar Corp (Class A)	8,718
152,329		LG Electronics, Inc	11,877
20,380		LG Fashion Corp	802
1,119,500	e	Li Ning Co Ltd	1,942
85,000	*	Li Peng Enterprise Co Ltd	41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

93,238	*,e	Libbey, Inc	$1,512
45,223	e	Lifetime Brands, Inc	531
468,401	*,e	Liz Claiborne, Inc	2,506
9,481		Loewe AG.	78
553,600		Luthai Textile Co Ltd	504
91,327		Luxottica Group S.p.A.	2,932
346,118		LVMH Moet Hennessy Louis Vuitton S.A.	62,196
79,635	*	M/I Homes, Inc	976
96,552	*	Maidenform Brands, Inc	2,671
9,516		Maisons France Confort	456
294,000		Makalot Industrial Co Ltd	770
537,600	e	Man Wah Holdings Ltd	563
25,012		Marcolin S.p.A	183
6,442	*,b	Mariella Burani S.p.A.	24
47,808	*,e	Marine Products Corp	321
10,800	e	Mars Engineering Corp	170
1,224,023		Matsushita Electric Industrial Co Ltd	14,969
1,405,360	e	Mattel, Inc	38,634
199,663	e	MDC Holdings, Inc	4,920
656,000		Meike International Holdings Ltd	107
205,000		Meiloon Industrial Co	102
321,000		Merida Industry Co Ltd	731
147,742	*,e	Meritage Homes Corp	3,333
114,000		Merry Electronics Co Ltd	175
44,342,000	*	Ming Fung Jewellery Group Ltd	5,596
65,000		Mitsui Home Co Ltd	325
230,000	e	Mizuno Corp	1,091
167,999	*,e	Mohawk Industries, Inc	10,078
72,793		Movado Group, Inc	1,245
458,498		MRV Engenharia e Participacoes S.A.	3,807
19,209		Namco Bandai Holdings, Inc	231
62,918		New Wave Group AB (B Shares)	452
4,230,109		Newell Rubbermaid, Inc	66,752
59,055		Nexity	2,822
21,300		Nidec Copal Corp	261
574,000		Nien Hsing Textile Co Ltd	462
1,337,054		Nike, Inc (Class B)	120,307
178,117		Nikon Corp	4,212
192,000		Nisshinbo Industries, Inc	1,829
206,253	*,e	Nobia AB	1,358
21,900	*,e	Noritsu Koki Co Ltd	118
50,236	*,e	NVR, Inc	36,445
10,013		Olympic Group Financial Investments	60
381,531		Onward Kashiyama Co Ltd	3,218
29,362		Oriental Weavers	145
111,000		O-TA Precision Industry Co Ltd	111
54,394	e	Oxford Industries, Inc	1,836
845,134		Pace plc	1,445
576,778	e	Pacific Textile Holdings Ltd	386
185,000		PanaHome Corp	1,202
509,094	e	Pandora AS	15,995
3,554,964		PDG Realty S.A.	20,023

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

402,000	*,m	Peace Mark Holdings Ltd	$77
1,394,000	e	Peak Sport Products Co Ltd	983
10,000		Pegas Nonwovens S.A.	281
67,297	*,e	Perry Ellis International, Inc	1,699
692,365		Persimmon plc	5,364
257,030		Phillips-Van Heusen Corp	16,828
397,600	*	Pioneer Corp	1,784
10,424,857		Playmates Holdings Ltd	3,738
162,005	e	Polaris Industries, Inc	18,010
191,229	e	Polo Ralph Lauren Corp (Class A)	25,359
71,428	*	Poltrona Frau S.p.A.	130
205,600	e	Pool Corp	6,129
588,000		Ports Design Ltd	1,396
3,139,230		Pou Chen Corp	2,903
752,730	*	Prada S.p.A	4,542
1,738,000	e	Prime Success International Group Ltd	1,553
7,844,689	*	Pulte Homes, Inc	60,091
675,456	*,e	Quiksilver, Inc	3,175
156,599		Rajesh Exports Ltd	353
101,220		Raymond Ltd	830
328,515	*	Redrow plc	655
23,300		Restoque Comercio e Confeccoes de Roupas S.A.	299
25,316		RG Barry Corp	286
1,784,000	*	Richfield Group Holdings Ltd	147
16,750		Rinnai Corp	1,210
688,000	*	Rising Development Holdings	132
26,300		Rodobens Negocios Imobiliarios S.A.	226
4,575	*	Rodriguez Group	36
34,900		Roland Corp	345
281,420		Rossi Residencial S.A.	2,301
352,000		Royale Furniture Holdings Ltd	149
613,000		Ruentex Industries Ltd	1,524
3,098	*,e	Russ Berrie & Co, Inc	16
186,585	e	Ryland Group, Inc	3,084
371,617	*	S Kumars Nationwide Ltd	451
7,001		Sabaf S.p.A.	201
42,644	*	Safilo Group S.p.A.	678
5,306		Sam Kwang Glass Ind Co Ltd	343
269,000	*	Sampo Corp	91
1,227,000		Samson Holding Ltd	218
36,276		Sangetsu Co Ltd	884
124,009		Sankyo Co Ltd	6,407
125,000		Sanyo Electric Taiwan Co Ltd	139
125,000	e	Sanyo Shokai Ltd	366
287,207	*,e	Sealy Corp	727
40,008		SEB S.A.	4,187
1,014,524	e	Sega Sammy Holdings, Inc	19,612
205,000		Seiko Holdings Corp	714
1,515,630		Seiren Co Ltd	9,708
2,517,876		Sekisui Chemical Co Ltd	21,513
1,221,683		Sekisui House Ltd	11,375
192,500	*	Shanghai Haixin Group Co	104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,179,214	*,e	Sharp Corp	$29,014
55,300		Shenzhen Fiyta Holdings Ltd	66
1,106,200		Shenzhou International Group Holdings Ltd	1,509
11,976	e	Shimano, Inc	659
204,000		Shinkong Textile Co Ltd	278
182,621	*,e	Skechers U.S.A., Inc (Class A)	2,644
33,685	e	Skyline Corp	589
4,186,217	e	Skyworth Digital Holdings Ltd	2,529
264,769	*,e	Smith & Wesson Holding Corp	794
634,749		Socovesa S.A.	413
1,592,795	*	Sony Corp	42,026
23,035		SRF Ltd	148
15,700		SRI Sports Ltd	168
499,704	*,e	Standard-Pacific Corp	1,674
93,000		Star Comgistic Capital Co Ltd	123
1,885,930	*,e	Steinhoff International Holdings Ltd	6,419
36,034	*	Steinway Musical Instruments, Inc	926
614,500	e	Stella International Holdings Ltd	1,560
224,714	*	Steven Madden Ltd	8,429
76,982	e	Sturm Ruger & Co, Inc	1,690
390,554		Sumitomo Forestry Co Ltd	3,580
40,983	*,e	Summer Infant, Inc	333
167,000		Sunny Optical Technology Group Co Ltd	46
41,935		Swatch Group AG.	21,165
87,081		Swatch Group AG. Reg	7,829
97,000		Tainan Enterprises Co Ltd	137
2,902,000		Tainan Spinning Co Ltd	1,835
282,000		Taiwan Paiho Ltd	309
20,000		Taiwan Sakura Corp	14
133,493		Takamatsu Corp	1,897
25,700	e	Tamron Co Ltd	617
1,924,138	*	Tatung Co Ltd	893
4,543,047	*	Taylor Woodrow plc	2,754
682,000		TCL Multimedia Technology Holdings Ltd	272
1,783,617	e	Techtronic Industries Co	2,137
168,900		Tecnisa S.A.	1,412
673,704	*,e	Tempur-Pedic International, Inc	45,691
58,973		Ten Cate NV	2,385
354,000		Texhong Textile Group Ltd	237
1,908,000	e	Texwinca Holdings Ltd	2,261
2,040,000	*	Theme International Holdings Ltd	121
9	*	Thomson	0	^
106,700	*	Thomson	652
240,186	*,e	Timberland Co (Class A)	10,321
237,800	*	Titan Industries Ltd	1,143
12,588		Tod’s S.p.A.	1,686
10,170	e	Token Corp	369
441,222	*,e	Toll Brothers, Inc	9,151
133,941	*,e	TomTom NV	709
86,168		Tomy Co Ltd	733
16,400	e	Touei Housing Corp	199
934,676		Toyobo Co Ltd	1,377

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,367		Trigano S.A.	$957
1,952,000		Trinity Ltd	1,972
17,100		TRISUL S.A.	43
161,698	*,e	True Religion Apparel, Inc	4,702
1,318,100	*	Tsann Kuen China Enterprise Co Ltd	270
170,000		Tsann Kuen Enterprise Co Ltd	344
93,900	*	TSI HOLDINGS CO Ltd	667
13,524		TTK Prestige Ltd	893
1,683,855		Tupperware Corp	113,577
329,545		Turk Sise ve Cam Fabrikalari AS	721
68,168	*,e	Under Armour, Inc (Class A)	5,270
87,390	*,e	Unifi, Inc	1,206
624,000	*	Unitika Ltd	419
66,641	*	Universal Electronics, Inc	1,683
695,915	*	Urbi Desarrollos Urbanos S.A. de C.V	1,527
1,476		Vardhman Textiles Ltd	7
295	*,m	Vardhman Textiles Ltd	0	^
81,868	*,e	Vera Bradley, Inc	3,127
160,217		Vestel Beyaz Esya Sanayi ve Ticaret AS.	272
179,066	*	Vestel Elektronik Sanayi	296
386,103	e	VF Corp	41,915
996,299		Victory City International Hldgs Ltd	192
62,272		Videocon Industries Ltd	303
47,096		VIP Industries Ltd	810
148,627	e	Wacoal Holdings Corp	1,856
241,412	*	Warnaco Group, Inc	12,614
374,000		Weiqiao Textile Co	282
1,846,000		Welling Holding Ltd	400
33,213	e	Weyco Group, Inc	817
641,319	e	Whirlpool Corp	52,152
26,454	*	Whirlpool of India Ltd	152
672,000		Win Hanverky Holdings Ltd	91
258,580		Wolverine World Wide, Inc	10,796
160,780	*	Woongjin Chemical Co Ltd	184
81,280		Woongjin Coway Co Ltd	2,899
99,260		Wuxi Little Swan Co Ltd	179
1,439,000		XTEP International Holdings	980
16,100		Yamaha Corp	184
22,000		Young Optics, Inc	101
44,890		Youngone Corp	643
6,860		Youngone Holdings Co Ltd	259
922,738	e	Yue Yuen Industrial Holdings	2,935
19,000		Zeng Hsing Industrial Co Ltd	81
10,000		Zhonglu Co Ltd	8
21,000		Zig Sheng Industrial Co Ltd	12

		TOTAL CONSUMER DURABLES & APPAREL	2,116,430

CONSUMER SERVICES - 1.8%
202,053	e	888 Holdings plc	112
421,135	e	Accor S.A.	18,841
1,374		Accordia Golf Co Ltd	964
119,269	*,e	AFC Enterprises	1,962

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

818,000	e	Ajisen China Holdings Ltd	$1,699
491,400		Alsea SAB de C.V.	500
226,000		Ambassador Hotel	368
93,105		Ambassadors Group, Inc	822
96,964	*	American Public Education, Inc	4,316
216,280		Ameristar Casinos, Inc	5,128
3,858	*	AmRest Holdings SE	110
199,600		Anhanguera Educacional Participacoes S.A.	4,249
738,422	*	Apollo Group, Inc (Class A)	32,254
52,569	*,e	Archipelago Learning, Inc	518
8,410	e	Arcos Dorados Holdings, Inc	177
553,748	e	Aristocrat Leisure Ltd	1,443
74,935	*	Ascent Media Corp (Series A)	3,969
58,300	*	Atom Corp	190
886	e	Autogrill S.p.A.	12
147,806	*,e	Bally Technologies, Inc	6,013
430,611		Banyan Tree Holdings Ltd	301
109,583		Benesse Corp	4,708
30,694	*	Benihana, Inc	322
1,470,272		Berjaya Sports Toto BHD	2,187
107,611	*,e	BETFAIR Group Ltd	1,310
103,431		Betsson AB (Series B)	2,475
101,622	*,e	BJ’s Restaurants, Inc	5,321
153,328		Bob Evans Farms, Inc	5,362
328,644	*,e	Boyd Gaming Corp	2,859
87,523	*,e	Bravo Brio Restaurant Group, Inc	2,138
71,939	*,e	Bridgepoint Education, Inc	1,798
935,799		Brinker International, Inc	22,890
77,799	*,e	Buffalo Wild Wings, Inc	5,159
436,000	e	Cafe de Coral Holdings Ltd	1,064
152,958	*,e	California Pizza Kitchen, Inc	2,825
71,927	*,e	Cambium Learning Group, Inc	242
71,173	*,e	Capella Education Co	2,979
302,602	*,e	Career Education Corp	6,400
46,009	*,e	Caribou Coffee Co, Inc	609
1,704,278		Carnival Corp	64,132
149,620		Carnival plc	5,797
53,056	*,e	Carrols Restaurant Group, Inc	554
127,322	e	CBRL Group, Inc	6,278
111,238		CEC Entertainment, Inc	4,462
890,200		Central Plaza Hotel PCL	242
3,438,040		Century City International	252
292,434	*,e	Cheesecake Factory	9,174
5,870,000	*	China Energy Development Holdings Ltd	134
105,003,000	*	China LotSynergy Holdings Ltd	2,943
3,822,000		China Travel International Inv HK	665
124,305	*,e	Chipotle Mexican Grill, Inc (Class A)	38,310
68,231	e	Choice Hotels International, Inc	2,276
56,844		Churchill Downs, Inc	2,563
11,685		Cie des Alpes	390
54,735		City Lodge Hotels Ltd	528

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,919	*,e	Club Mediterranee S.A.	$740
43,819	*	Codere S.A.	597
161,997	*,e	Coinstar, Inc	8,835
75,000	e	Colowide Co Ltd	455
333,324		Compass Group plc	3,214
82,992		Consumers’ Waterheater Income Fund	665
346,030	*,e	Corinthian Colleges, Inc	1,474
22,847		Cox & Kings India Ltd	93
1,835		Credu Corp	59
174,431	e	Crown Ltd	1,677
2,265	*,e	Ctrip.com International Ltd (ADR)	98
9,000	e	Daisyo Corp	105
1,530,054	e	Darden Restaurants, Inc	76,135
568,990	*,e	Denny’s Corp	2,208
190,424		DeVry, Inc	11,260
76,095	e	Dignity plc	965
66,409	*,e	DineEquity, Inc	3,471
156,793		Domino’s Pizza UK & IRL plc	1,016
357,376	*,e	Domino’s Pizza, Inc	9,020
42,100		Doutor Nichires Holdings Co Ltd	513
221,799	*	ECHO ENTERTAINMENT GROUP Ltd	978
73,488	*,e	Education Management Corp	1,759
439,445		Educomp Solutions Ltd	3,861
683,877	*	Egyptian for Tourism Resorts	136
56,227		EIH Ltd	109
23,174	e	Einstein Noah Restaurant Group, Inc	347
1,309,772	*	Enjoy S.A.	331
700,399	*	Enterprise Inns plc	720
87,800		Estacio Participacoes S.A.	1,125
31,247	*	Euro Disney SCA	367
45,988		Everonn Education Ltd	543
27,580		Famous Brands Ltd	180
242,000		First Hotel	238
137,387	e	Flight Centre Ltd	3,201
34,670		Formosa International Hotels Corp	658
28,000	*	Fortuna Entertainment Group	202
80,000	e	Fuji Kyuko Co Ltd	409
69,000	e	Fujita Kanko, Inc	241
1,466,273	*,e	Galaxy Entertainment Group Ltd	3,154
161,190	*,e	Gaylord Entertainment Co	4,836
3,137,415		Genting BHD	11,686
1,717,000	*	Genting Hong Kong Ltd	639
4,469,816	*,e	Genting International plc	7,047
28,544		Gold Reef Resorts Ltd	70
3,794,000	*	Golden Resorts Group Ltd	538
129,310	*,e	Grand Canyon Education, Inc	1,834
11,640		Grand Korea Leisure Co Ltd	221
90,015	*,e	Great Canadian Gaming Corp	716
526,126		Greene King plc	4,114
663,000		GuocoLeisure Ltd	374
2,404,037		H&R Block, Inc	38,560
6,005		Hana Tour Service, Inc	274

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

327,593	e	Hillenbrand, Inc	$7,748
35,300	e	HIS Co Ltd	872
925,257		Hongkong & Shanghai Hotels	1,548
12,227		Hotel Leela Venture Ltd	11
2,107,000		Hotel Properties Ltd	3,965
22,990		Hotel Shilla Co Ltd	585
207,150	*	Huangshan Tourism Development Co Ltd	275
328,063	*	Hurtigruten Group ASA	300
337,640	*,e	Hyatt Hotels Corp	13,782
8,700		Ichibanya Co Ltd	275
315,780		Indian Hotels Co Ltd	548
348,634		Intercontinental Hotels Group plc	7,137
563,157		International Game Technology	9,900
120,131	e	International Speedway Corp (Class A)	3,413
176,036	*	Interval Leisure Group, Inc	2,410
154,029		Intralot S.A.-Integrated Lottery Systems & Services	329
319,561		Invocare Ltd	2,641
114,011	*,e	Isle of Capri Casinos, Inc	1,009
160,257	*,e	ITT Educational Services, Inc	12,539
211,505	*,e	Jack in the Box, Inc	4,818
214,753	*,e	Jamba, Inc	460
554,000	*	Janfusun Fancyworld Corp	199
442,800		Jollibee Foods Corp	906
54,549	*	Jubilant Foodworks Ltd	1,166
104,575	*,e	K12, Inc	3,466
145,230		Kangwon Land, Inc	3,899
18,050	e	Kappa Create Co Ltd	375
109,700		KFC Holdings Malaysia BHD	140
23,300	e	Kisoji Co Ltd	483
805,000	*	Kosmopolito Hotels Internation	183
296,380	*	Krispy Kreme Doughnuts, Inc	2,819
52,300	*	Kroton Educacional S.A.	679
3,747		Kuoni Reisen Holding	1,450
14,100	e	Kura Corp	183
18,700		Kyoritsu Maintenance Co Ltd	274
2,103,054	e	Ladbrokes plc	5,145
199,300		Landmarks BHD	95
2,901,134	*	Las Vegas Sands Corp	122,457
126,000	*	Leofoo Development Co	104
176,444	*,e	Life Time Fitness, Inc	7,042
191,168	e	Lincoln Educational Services Corp	3,279
455,000		Little Sheep Group Ltd	365
7,980	*	Lotte Tour Development Co Ltd	172
61,052		Lottomatica S.p.A.	1,184
43,561	*	Luby’s, Inc	240
72,969	e	Mac-Gray Corp	1,127
467,896		Macquarie Leisure Trust Group	642
111,999	e	Marcus Corp	1,107
1,474,862		Marriott International, Inc (Class A)	52,343
789,919		Marston’s plc	1,292
172,600		Masterskill Education Group BHD	112
30,600		Matsuya Foods Co Ltd	575

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

126,482		Matthews International Corp (Class A)	$5,078
81,863	*,e	McCormick & Schmick’s Seafood Restaurants, Inc	703
3,381,549		McDonald’s Corp	285,131
6,815	e	McDonald’s Holdings Co Japan Ltd	173
6,158		MegaStudy Co Ltd	828
1,450,213		Melco International Development	1,471
20,915	*	Melco PBL Entertainment Macau Ltd (ADR)	267
1,365,200	*	MGM China Holdings Ltd	2,512
1,313,810	*	MGM Mirage	17,355
214,220		Millennium & Copthorne Hotels plc	1,751
2,131,900		Minor International PCL (Foreign)	793
341,881	*	Mitchells & Butlers plc	1,728
2,145		Modetour Network, Inc	77
51,545	*	Monarch Casino & Resort, Inc	538
105,513	*,e	Morgans Hotel Group Co	759
33,200		MOS Food Services, Inc	622
175,977	*	Multimedia Games, Inc	801
724,000		NagaCorp Ltd	177
32,007	e	National American University Holdings, Inc	301
213,261		Navitas Ltd	926
105,012	*,e	NH Hoteles S.A.	789
91,199	*,e	O’Charleys, Inc	667
16,000		Ohsho Food Service Corp	378
453,072		OPAP S.A.	7,076
17,637		Orascom Development Holding AG.	581
5,076	*	Orbis S.A.	70
17,481	e	Oriental Land Co Ltd	1,483
5,129,316	*,a,e	Orient-Express Hotels Ltd (Class A)	55,140
395,000		Overseas Union Enterprise Ltd	918
653	e	Pacific Golf Group International Holdings KK	341
108,188		Paddy Power plc	5,882
882,436		Paliburg Holdings Ltd	345
198,946	*,e	Panera Bread Co (Class A)	25,000
100,560	*	Papa John’s International, Inc	3,345
10,603		Paradise Co Ltd	69
5,035,896	*	PartyGaming plc	12,108
53,308	*,e	Peet’s Coffee & Tea, Inc	3,076
631,603	*,e	Penn National Gaming, Inc	25,479
144,539	e	PF Chang’s China Bistro, Inc	5,816
6,428		Pierre & Vacances	536
293,198	*,e	Pinnacle Entertainment, Inc	4,369
66,500		Plenus Co Ltd	1,071
29,180	*,e	Pre-Paid Legal Services, Inc	1,940
152,263		Prommethean World plc	143
889,542	*	Punch Taverns plc	1,025
188,800		QSR Brands BHD	367
793,666	e	Raffles Education Corp Ltd	318
58,266	*,e	Red Lion Hotels Corp	460
64,049	*	Red Robin Gourmet Burgers, Inc	2,330
737,000		Regal Hotels International Holdings Ltd	310
317,430	e	Regis Corp	4,863
6,115,800		Resorts World BHD	7,305

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

39,400		Resorttrust, Inc	$496
275,981		Restaurant Group plc	1,302
20,895,000		Rexcapital Financial Holdings Ltd	2,021
155,446	*	Rezidor Hotel Group AB	984
19,200	e	Ringer Hut Co Ltd	261
159,200		Round One Corp	1,361
382,331	*,e	Royal Caribbean Cruises Ltd	14,391
33,700	e	Royal Holdings Co Ltd	348
325,006	*,e	Ruby Tuesday, Inc	3,504
184,288	*,e	Ruth’s Chris Steak House, Inc	1,034
40,000		Saizeriya Co Ltd	760
24,526,365	*	Sands China Ltd	66,480
271,056	*	Scientific Games Corp (Class A)	2,803
711,346		Service Corp International	8,309
1,168,000	e	Shanghai Jin Jiang International Hotels Group Co Ltd	208
192,400		Shanghai Jinjiang International Hotels Development Co Ltd	292
86,200		Shanghai Jinjiang International Travel Co Ltd	109
1,006,719		Shangri-La Asia Ltd	2,472
2,466		Shinsegae Food Co Ltd	208
229,225	*	Shuffle Master, Inc	2,144
872,000		SITC International Co Ltd	471
197,648	e	Six Flags Entertainment Corp	7,402
5,607,371		SJM Holdings Ltd	13,339
28,447		SkiStar AB (Series B)	460
108,209		Sky City Entertainment Group Ltd	325
2,048,000	*	SMI Corp Ltd	91
96,520		Sodexho Alliance S.A.	7,561
77,742	e	Sol Melia S.A.	940
260,245	*,e	Sonic Corp	2,766
591,993		Sotheby’s (Class A)	25,752
54,214	e	Speedway Motorsports, Inc	769
657,911		Sportingbet plc	583
10,200		St Marc Holdings Co Ltd	382
674,000		Stamford Land Corp Ltd	341
395	e	Starbucks Coffee Japan Ltd	224
3,346,651		Starbucks Corp	132,158
823,120	e	Starwood Hotels & Resorts Worldwide, Inc	46,128
5,701	*,e	Steak N Shake Co	2,229
63,277	*	Steiner Leisure Ltd	2,890
324,874	e	Stewart Enterprises, Inc (Class A)	2,372
66,552	e	Strayer Education, Inc	8,412
97,050		Sun International Ltd	1,315
190,860		Tabcorp Holdings Ltd	675
111,997		Tattersall’s Ltd	289
256,436	e	Texas Roadhouse, Inc (Class A)	4,497
1,194,132	e	Thomas Cook Group plc	2,552
258,831		Tim Hortons, Inc (Toronto)	12,638
5,667	*	Tipp24 SE	286
239,000		Tokyo Dome Corp	471
210,000	e	Tokyotokeiba Co Ltd	272
107		Toridoll.corp	146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

85,494	*	Town Sports International Holdings, Inc	$651
1,156	*	TUI AG.	13
63,606	e	TUI Travel plc	229
34,124	*	Unibet Group plc (ADR)	741
87,142		Universal Technical Institute, Inc	1,723
82,735		UP, Inc	681
168,749	e	Vail Resorts, Inc	7,800
28,900	e	WATAMI Co Ltd	610
311,175	e	Weight Watchers International, Inc	23,484
594,085	e	Wendy’s/Arby’s Group, Inc (Class A)	3,012
155,048		Wetherspoon (J.D.) plc	1,073
16,460		Whitbread plc	427
1,578,480	e	William Hill plc	5,787
498,920	*	WMS Industries, Inc	15,327
1,308,894		Wyndham Worldwide Corp	44,044
5,726,568	e	Wynn Macau Ltd	18,753
178,929		Wynn Resorts Ltd	25,683
335,000		YBM Sisa.com, Inc	2,156
50,000		Yomiuri Land Co Ltd	167
1,178		Yoshinoya D&C Co Ltd	1,452
2,868,970		Yum! Brands, Inc	158,481
4,794	*	Zee Learn Ltd	2
137,300	e	Zensho Co Ltd	1,741

		TOTAL CONSUMER SERVICES	1,991,283

DIVERSIFIED FINANCIALS - 5.6%
800,820		3i Group plc	3,616
33,714		ABC Arbitrage	352
1,603,244		Aberdeen Asset Management plc	5,743
33,952		Ackermans & Van Haaren	3,297
201,417	*,e	Acom Co Ltd	3,334
107,581		Administradora de Fondos de Pensiones Provida S.A.	509
8,400		Administradora de Fondos de Pensiones Provida S.A. (ADR)	600
400,486		Advance America Cash Advance Centers, Inc	2,759
804,671		Aeon Credit Service Co Ltd	11,021
778,303		Aeon Thana Sinsap Thailand PCL	899
950,000		Aeon Thana Sinsap Thailand Pcl (ADR)	1,098
308,329	*	Affiliated Managers Group, Inc	31,280
1,210,508		African Bank Investments Ltd	6,165
125,843	e	AGF Management Ltd	2,441
191,350	*,e	Aiful Corp	275
34,582	e	Aker ASA (A Shares)	920
70,614	*	Altamir Amboise	801
668,811	*	American Capital Ltd	6,641
3,936,989		American Express Co	203,541
738,844		Ameriprise Financial, Inc	42,617
2,664,605		AMMB Holdings BHD	5,755
880,552	e	Apollo Investment Corp	8,990
679,905		Apollo Management LP	11,694
696,520	f,g	ARA Asset Management Ltd (purchased 09/10/09, cost $386)	863

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

606,043	e	Ares Capital Corp	$9,739
236,350	e	Artio Global Investors, Inc	2,671
722,924	e	Ashmore Group plc	4,623
410,775		Australian Stock Exchange Ltd	13,458
32,151		Avanza AB	984
363,307		Ayala Corp	2,674
2,215	*	Ayala Corp Preferred	0	^
221,791		Azimut Holding S.p.A.	2,071
1,632		Bajaj Auto Finance Ltd	22
14,255		Bajaj Auto Ltd	231
150,556		Banca Finnat Euramerica S.p.A.	95
142,699	e	Banca Generali S.p.A	1,979
17,510		Banca IFIS S.p.A.	119
319,925	e	Banca Profilo S.p.A.	150
41,483,549		Bank of America Corp	454,661
2,860,788		Bank of New York Mellon Corp	73,293
45,128		Bank Sarasin & Compagnie AG.	1,787
400,642	e	BGC Partners, Inc (Class A)	3,097
90,361		BinckBank NV	1,240
304,423		BlackRock Kelso Capital Corp	2,731
988,766		BlackRock, Inc	189,655
4,036,449		Blackstone Group LP	66,844
4,484,646		BM&FBOVESPA S.A.	29,684
21,730,085		Bolsa de Valores de Colombia	506
25,681	m	Bolsa de Valores de Lima S.A.	95
464,600	e	Bolsa Mexicana de Valores S.A. de C.V.	933
109,818	e	Bolsas y Mercados Espanoles	3,266
31,677	*	Boursorama	375
400,172	e	Brait S.A.	980
331,884		Brewin Dolphin Holdings plc	792
525,223	*,e	Broadpoint Securities Group, Inc	1,071
81,634		BT Investment Management Ltd	219
85,021	e	Bure Equity AB	427
389,300		Bursa Malaysia BHD	999
130,520	e	Calamos Asset Management, Inc (Class A)	1,895
3,489	e	California First National Bancorp	53
113,982		Canaccord Capital, Inc	1,461
1,877,536	e	Capital One Financial Corp	97,012
1,424,923		Capital Securities Corp	689
16,712	e	Capital Southwest Corp	1,542
154,816	e	Cash America International, Inc	8,959
112,499	e	CBOE Holdings, Inc	2,767
65,701		Century Leasing System, Inc	1,185
284,200		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	4,398
1,285,338	e	Challenger Financial Services Group Ltd	6,771
5,436,018	e	Charles Schwab Corp	89,422
1,353,000		China Bills Finance Corp	536
1,424,000		China Everbright Ltd	2,731
122,000		China Merchants China Direct Investments Ltd	220
3,236		Cholamandalam DBS Finance Ltd	12
280,207	e	CI Financial Corp	6,653
425,039	*	Citadel Capital Corp	406

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

18,464,909		Citigroup, Inc	$768,880
199,019		Close Brothers Group plc	2,467
521,052		CME Group, Inc	151,935
74,578	e	Cohen & Steers, Inc	2,472
681,047		Collins Stewart plc	768
3,658		Compagnie Financiere Tradition S.A.	470
1,779,900	e	Compartamos SAB de C.V.	3,218
278,131		Compass Diversified Trust	4,586
782,000	*	Concord Securities Corp	249
418,101		Coronation Fund Managers Ltd	1,193
20,291		Corp Financiera Alba	1,146
2,611	*,m	Corp Financiera Colombiana S.A.	48
108,111		Corp Financiera Colombiana S.A.	2,078
207,933	e	Count Financial Ltd	221
513,960	*,e	Cowen Group, Inc	1,932
28,564	*,e	Credit Acceptance Corp	2,413
1,628,000		Credit China Holdings Ltd	328
414,156		Credit Saison Co Ltd	6,972
2,155,386		Credit Suisse Group	84,000
25,040,000	*	CST Mining Group Ltd	671
27,398		DAB Bank AG.	156
169,250		Daewoo Securities Co Ltd	2,848
64,400		Daishin Securities Co Ltd	827
42,640		Daishin Securities Co Ltd PF	339
651,690	*,e	Daiwa Securities Group, Inc	2,871
81,916		Davis & Henderson Income Fund	1,668
235,542	*,e	DeA Capital S.p.A.	535
21,586	*,e	Deerfield Capital Corp	148
1,100,341		Deutsche Bank AG.	64,943
16,973	e	Deutsche Beteiligungs AG.	479
148,481		Deutsche Boerse AG.	11,274
12,992	e	Diamond Hill Investment Group, Inc	1,056
13,958		Dinamia	145
6,397,172		Discover Financial Services	171,124
180,731	*	Dollar Financial Corp	3,913
359,658	*	Dom Maklerski IDMSA	333
44,670		Dongbu Securities Co Ltd	222
125,083		Duff & Phelps Corp	1,605
150,720	*	Dundee Corp	3,962
6,944,774	*	E*Trade Financial Corp	95,838
41,398		East Capital Explorer AB	481
287,060		Eaton Vance Corp	8,678
641,900		ECM Libra Financial Group BHD	194
84,732		Edelweiss Capital Ltd	63
72,240	e	EFG International	801
795,687		Egypt Kuwait Holding Co	1,025
412,209		Egyptian Financial Group-Hermes Holding	1,389
21,043	*	Elron Electronic Industries	107
70,176	*	Encore Capital Group, Inc	2,156
61,442	e	Epoch Holding Corp	1,097
782,750	*,m	Eugene Investment & Securities Co Ltd	404
23,179		Eurazeo	1,690

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

86,536	e	Evercore Partners, Inc (Class A)	$2,883
321,315		Evolution Group plc	321
47,376	e	Exor S.p.A.	1,482
201,177	*,e	Ezcorp, Inc (Class A)	7,157
639,466		F&C Asset Management plc	770
225,756	*,e	FBR Capital Markets Corp	768
171,759	e	Federated Investors, Inc (Class B)	4,095
278,045	e	Fifth Street Finance Corp	3,225
5,803		Fimalac	244
180,842	*,e	Financial Engines, Inc	4,687
63,400		Financiera Independencia SAB de C.V.	55
166,378	*,e	First Cash Financial Services, Inc	6,986
353,815	*,e	First Marblehead Corp	626
2,959,501		First Pacific Co	2,645
1,328,000		First Shanghai Investments Ltd	156
5,508,512		FirstRand Ltd	16,190
501,367		FlexiGroup Ltd	1,114
1,031,369		Franklin Resources, Inc	135,408
35,162		Friedman Billings Ramsey Group, Inc (Class A)	1,104
11,491,594		Fubon Financial Holding Co Ltd	17,711
9,712,992		Fuhwa Financial Holdings Co Ltd	6,748
30,800		Fuyo General Lease Co Ltd	1,044
84,765	e	FXCM, Inc	841
19,510	*,e	Gain Capital Holdings, Inc	133
29,118	e	GAMCO Investors, Inc (Class A)	1,348
117	*,e	GCA Savvian Group Corp	175
4,412,000		Get Nice Holdings Ltd	290
339,894	e	GFI Group, Inc	1,560
24,061	e	Gimv NV	1,532
106,244	e	Gladstone Capital Corp	982
142,993	e	Gladstone Investment Corp	1,021
19,448	e	Gluskin Sheff + Associates, Inc	379
100,966		GMP Capital, Inc	1,339
690,000	*	Goldbond Group Holdings Ltd	42
2,617,864		Goldman Sachs Group, Inc	348,411
34,716	e	Golub Capital BDC, Inc	518
17,542		Gottex Fund Management Holdings Ltd	107
59,962	*,e	Green Dot Corp	2,038
57,393	e	Greenhill & Co, Inc	3,089
11,375		Grenkeleasing AG.	723
64,469		Groupe Bruxelles Lambert S.A.	5,727
883	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
13,758,453	e,m	Guinness Peat Group plc	9,067
2,004,000		Guotai Junan International Hol	847
872,783		Haci Omer Sabanci Holding AS	3,668
84,290		Hanwha Securities Co	483
301,726	e	Hargreaves Lansdown plc	2,946
138,161	*,e	Harris & Harris Group, Inc	709
78,863		Hellenic Exchanges S.A.	562
1,374,601		Henderson Group plc	3,362
179,421	e	Hercules Technology Growth Capital, Inc	1,888
197,761	*,e	HFF, Inc (Class A)	2,984

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

202,800		Hitachi Capital Corp	$2,751
7,310	*	HMC Investment Securities Co Ltd	136
1,081,992	e	Hong Kong Exchanges and Clearing Ltd	22,783
567,000	*	Horizon Securities Co Ltd	152
330,947		Hyundai Securities Co	3,711
36,000		IBJ Leasing Co Ltd	879
10,788,366	e	ICAP plc	81,823
216,800	e	Ichiyoshi Securities Co Ltd	1,339
1,090,772		IFCI Ltd	1,121
637,099		IG Group Holdings plc	4,457
266,410	e	IGM Financial, Inc	13,963
112,995	*,e	Imperial Holdings, Inc	1,148
148,238		India Infoline Ltd	293
201,594		Indiabulls Financial Services Ltd	729
76,749	*	Indiabulls Financial Services Ltd	0	^
18,736		Indiabulls Securities Ltd	6
395,607		Industrivarden AB	6,546
1,511,591		Infrastructure Development Finance Co Ltd	4,453
14,180,008	*	ING Groep NV	174,748
24,600	*,e	Inmuebles Carso SAB de C.V.	25
117,724	e	Interactive Brokers Group, Inc (Class A)	1,842
132,633		Interbolsa S.A.	198
971,600	*,e	IntercontinentalExchange, Inc	121,169
2,976	f	Intergroup Financial Services Corp (purchased 08/18/10, cost $74)	69
906,689		Intermediate Capital Group plc	4,698
91,084	*,e	International Assets Holding Corp	2,205
345,122		International Personal Finance plc	2,036
195,909	*	Internet Capital Group, Inc	2,396
1,491,286		Invesco Ltd	34,896
317,937		Investec Ltd	2,624
371,549	e	Investec plc	3,016
261,409	*,e	Investment Technology Group, Inc	3,665
382,933	e	Investor AB (B Shares)	8,782
963,570	e	IOOF Holdings Ltd	6,849
11,971	*	Is Finansal Kiralama AS.	9
105,023		Is Yatirim Menkul Degerler AS	141
		iShares Asia Trust - iShares FTSE/Xinhua A50 China
119,400	e	Tracker	199
50,000	e	iShares MSCI Canada Index Fund	1,584
1,034,223		iShares MSCI EAFE Index Fund	62,198
411,827	e	iShares MSCI Emerging Markets	19,603
258,203	e	iShares Russell 2000 Index Fund	21,379
179,000		Jaccs Co Ltd	521
165,917	*,e	Jafco Co Ltd	4,161
364,627	e	Janus Capital Group, Inc	3,442
8,823,000	*,a,e	Japan Asia Investment Co Ltd	9,814
1,536,000	e	Japan Securities Finance Co Ltd	9,400
254,311	e	Jefferies Group, Inc	5,188
2,920,000	*,m	Jia Sheng Holdings Ltd	204
1,542,000	*	Jih Sun Financial Holdings Co Ltd	732
116,471	e	JMP Group, Inc	819
18,540,073		JPMorgan Chase & Co	759,032

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

140,516		JSE Ltd	$1,320
489,353		Julius Baer Group Ltd	20,214
625,168		Julius Baer Holding AG.	10,286
348,462		Jupiter Investment Management Group Ltd	1,417
846,000		K1 Ventures Ltd	97
113,800	e	kabu.com Securities Co Ltd	351
7,400,000	*	Kai Yuan Holdings Ltd	267
79,360	*	Kardan NV	363
16,102		KAS Bank NV	235
43,613	*,e	KBC Ancora	802
154,520	e	KBW, Inc	2,890
4,240,000		KGI Securities Co Ltd	2,246
390,900		Kim Eng Securities Thailand PCL	201
541,522		Kinnevik Investment AB (Series B)	12,028
23,007		KIWOOM Securities Co Ltd	1,215
495,849	*,e	Knight Capital Group, Inc (Class A)	5,464
80,636	*	Kohlberg Capital Corp	641
64,750		Korea Investment Holdings Co Ltd	2,201
423,255		Kotak Mahindra Bank Ltd	4,551
82,410	*	KTB Securities Co Ltd	225
37,180		Kyobo Securities Co	223
448,408	*,e	Ladenburg Thalmann Financial Services, Inc	619
502,158		Lazard Ltd (Class A)	18,630
280,699	e	Legg Mason, Inc	9,196
580,236	e	Leucadia National Corp	19,786
162,462		London Stock Exchange Group plc	2,768
100,430	*,e	LPL Investment Holdings, Inc	3,436
61,641		Lundbergs AB (B Shares)	2,260
204,812	*	Macquarie Group Ltd	6,909
96,687	e	Main Street Capital Corp	1,832
1,419,487		Man Group plc	5,399
285,525		Manappuram General Finance & Leasing Ltd	361
863,086		Marfin Investment Group S.A	776
123,803	e	MarketAxess Holdings, Inc	3,103
35,312	*,e	Marlin Business Services Corp	447
93,300	e	Marusan Securities Co Ltd	381
1,517,000		Masterlink Securities Corp	680
218,800	e	Matsui Securities Co Ltd	1,056
323,080	e	MCG Capital Corp	1,964
112,098	*	MCI Management S.A.	294
61,670		Medallion Financial Corp	601
990,256		Mediobanca S.p.A.	10,028
46,965	e	Medley Capital Corp	551
363,320		Meritz Securities Co Ltd	324
215,374	*	Meritz Securities Co Ltd	557
2,423,000		Metro Pacific Investments Corp	201
4,423,378	*,e	MF Global Holdings Ltd	34,237
308,000		MIN XIN Holdings Ltd	169
31,109		Mirae Asset Securities Co Ltd	1,312
107,987		Mitsubishi UFJ Lease & Finance Co Ltd	4,179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,412,000	e	Mizuho Investors Securities Co Ltd	$1,287
67,199		MLP AG.	689
6,763	e	Monex Beans Holdings, Inc	1,349
2,167,110		Moody’s Corp	83,110
4,903,298	e	Morgan Stanley	112,825
344,874	*,e	MSCI, Inc (Class A)	12,995
657,900	*	Mulpha International BHD	108
1,182,500		Multi-Purpose Holdings BHD	1,188
105,268	e	MVC Capital, Inc	1,393
135,916	*	Mvelaphanda Group Ltd	66
325,473	*,e	Nasdaq Stock Market, Inc	8,234
402,700		National Finance PCL	375
18,575	e	Nationale A Portefeuille	1,316
142,400	e	Nelnet, Inc (Class A)	3,141
126,897	*,e	Netspend Holdings, Inc	1,269
29,319	*,e	New Mountain Finance Corp	372
102,993	*	NewStar Financial, Inc	1,100
104,468	e	NGP Capital Resources Co	857
58,692		NH Investment & Securities Co Ltd	368
39,914	*,e	Nicholas Financial, Inc	474
2,399,277	*,e	Nomura Holdings, Inc	11,840
85,170		Nordnet AB (Series B)	284
17,548,581		Norte Grande S.A.	304
408,574		Northern Trust Corp	18,778
828,024	e	NYSE Euronext	28,376
374,000		Okasan Holdings, Inc	1,401
436,452		OKO Bank (Class A)	5,646
116,163		Onex Corp	4,501
60,205	e	Oppenheimer Holdings, Inc	1,698
295,552	e	optionsXpress Holdings, Inc	4,930
46,332		Oresund Investment AB	769
366,000	*	Orient Corp	426
715,953	*,e	ORIX Corp	69,642
382		Osaka Securities Exchange Co Ltd	1,705
597,100		OSK Holdings BHD	303
1,071,000		Pacific Century Regional Developments Ltd	166
54,111		Pargesa Holding S.A.	5,015
26,364		Partners Group	4,667
1,239,600		Pearl Oriental Innovation Ltd	153
209,312	e	PennantPark Investment Corp	2,346
517,000	*,m	Peregrine Investment Holdings	0	^
116,389	e	Perpetual Trustees Australia Ltd	3,119
122,500		Phatra Capital PCL	116
238,036	*,e	PHH Corp	4,884
23,560		Philippine Stock Exchange, Inc	124
97,331	*	Pico Holdings, Inc	2,823
234,724	*,e	Pinetree Capital Ltd	552
352,799		Pioneers Holding	253
100,030	*,e	Piper Jaffray Cos	2,882
271,967		Platinum Asset Mangement Ltd	1,206
8,301,585		Polaris Securities Co Ltd	6,095

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

120,074	*,e	Portfolio Recovery Associates, Inc	$10,181
1,338,000		President Securities Corp	972
105,611	*,e	Primus Guaranty Ltd	554
152,418	*,e	Promise Co Ltd	1,298
423,426	e	Prospect Capital Corp	4,281
185,862	e	Provident Financial plc	2,874
480,000		Public Financial Holdings Ltd	297
36,545	e	Pzena Investment Management, Inc (Class A)	208
173,819	*	Quest Capital Corp	303
59,238		Rathbone Brothers	1,075
152,703	e	Ratos AB (B Shares)	2,935
465,879	e	Raymond James Financial, Inc	14,978
171,462		Reliance Capital Ltd	2,226
762,434		Remgro Ltd	12,575
99,247	*	RHJ International	715
44,000		Ricoh Leasing Co Ltd	983
1,349,363		RMB Holdings Ltd	5,322
670,115		Rural Electrification Corp Ltd	2,944
97,650	*,e	Safeguard Scientifics, Inc	1,844
117,299		Samsung Card Co	6,363
74,125		Samsung Securities Co Ltd	5,517
121,198	e	Sanders Morris Harris Group, Inc	956
21,800	*	Sawada Holdings Co Ltd	229
49,251	*	SBI Holdings, Inc	4,577
342,684		Schroders plc	8,508
653,106	e	SEI Investments Co	14,701
5	*,b,m	SFCG Co Ltd	0	^
385,000		Shenyin Wanguo HK Ltd	153
1,265,686	*	Shinko Securities Co Ltd	3,050
1,990		Shinyoung Securities Co Ltd	60
153,475		Shriram Transport Finance Co Ltd	2,122
554,162	e	Singapore Exchange Ltd	3,405
126,570		SK Securities Co Ltd	227
46,149	*	SKS Microfinance Pvt Ltd	357
1,555,860	e	SLM Corp	26,154
200,442	*	SNS Reaal	893
133,127	e	Solar Capital Ltd	3,287
61,493		Solar Senior Capital Ltd	1,104
1,243	*	Sparx Group Co Ltd	124
60,000	e	SPDR S&P MidCap 400 ETF Trust	10,644
1,507,691	e	SPDR Trust Series 1	198,970
73,268		Sprott, Inc	561
256,970		SREI Infrastructure Finance Ltd	247
2,208,460	e	State Street Corp	99,579
240,464	*,e	Stifel Financial Corp	8,623
4,620,000	*	Sun Innovation Holdings Ltd	115
1,528		Sundaram Finance Ltd	19
412,054		Suramericana de Inversiones S.A.	8,805
12,751		Swissquote Group Holding S.A.	682
173,739	e	SWS Group, Inc	1,041
491,497	e	T Rowe Price Group, Inc	29,657
403,000	*	Ta Chong Securities Co Ltd	159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,299,700		Ta Enterprise BHD	$304
294,337		Tai Fook Securities Group Ltd	170
176,000		Taiwan Acceptance Corp	530
170,000	*	Takagi Securities Co Ltd	187
201,840	*,m	Takefuji Corp	3
604,806	e	TD Ameritrade Holding Corp	11,800
321,261	*,e	Tetragon Financial Group Ltd	2,666
34,427	e	THL Credit, Inc	448
142,674	e	TICC Capital Corp	1,370
113,426	e	TMX Group, Inc	5,151
448,680		Tokai Tokyo Securities Co Ltd	1,361
61,642		Tong Yang Investment Bank	361
171,000		Transpac Industrial Holdings Ltd	274
76,911	e	Triangle Capital Corp	1,420
413,359		Tullett Prebon plc	2,351
7,382,270	*	UBS AG. (Switzerland)	134,723
9,438		Union Financiere de France BQE S.A.	383
1,168,565		UOB-Kay Hian Holdings Ltd	1,543
142,337	*	Uranium Participation Corp	939
1,159,000		Value Partners Group Ltd	995
5,167		Verwalt & Privat-Bank AG.	678
23,699	*	Virtus Investment Partners, Inc	1,439
78,000		Vontobel Holding AG.	2,644
103,050	*	Vostok Nafta Investment Ltd	582
1,453,872	e	Waddell & Reed Financial, Inc (Class A)	52,848
39,210	*	Warsaw Stock Exchange	743
2,953,772		Waterland Financial Holdings	1,329
27,688	e	Westwood Holdings Group, Inc	1,055
11,800		Woori Financial Co Ltd	193
116,970		Woori Investment & Securities Co Ltd	1,892
77,036	*,e	World Acceptance Corp	5,051

		TOTAL DIVERSIFIED FINANCIALS	6,257,636

ENERGY - 11.0%
58,431		Aban Offshore Ltd	687
372,316	*	Abraxas Petroleum Corp	1,426
2,161	e	Acergy S.A.	55
21,050,027		Adaro Energy Tbk	6,033
226,307	*	Advantage Oil & Gas Ltd	1,793
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0	^
5,068,437	*	Afren plc	12,840
240,800	*	Aker Drilling ASA	750
78,571	e	Aker Kvaerner ASA	1,570
273,100		Alam Maritim Resources BHD	90
80,431		Alliance Holdings GP LP	4,012
59,114		Alon USA Energy, Inc	666
847,137	*	Alpha Natural Resources, Inc	38,494
125,119	e	AltaGas Income Trust	3,341
257,786		AMEC plc	4,504
1,104,678	*,e	Amerisur Resources plc	430
85,330	*,e	Amyris Biotechnologies, Inc	2,397
2,684,668		Anadarko Petroleum Corp	206,075

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

89,000	*	Angle Energy, Inc	$926
361,026		Anglo Pacific Group plc	1,850
184,000		Anhui Tianda Oil Pipe Co Ltd	61
1,276,000		Anton Oilfield Services Group	221
163,200	*	AOC Holdings, Inc	1,170
2,273,193		Apache Corp	280,488
38,362	e	APCO Argentina, Inc	3,335
92,193	*,e	Approach Resources, Inc	2,090
172,059	*,e	Aquila Resources Ltd	1,335
330,415	e	ARC Energy Trust	8,568
484,425		Arch Coal, Inc	12,915
543,946	*,e	Athabasca Oil Sands Corp	8,573
180,690	*,e	ATP Oil & Gas Corp	2,766
394,146	*	Atwood Oceanics, Inc	17,394
328,961	*	Aurelian Oil & Gas plc	302
460,113	*,e	Aurora Oil and Gas Ltd	1,737
703,676	*	Australian Worldwide Exploration Ltd	965
2,139,877		Baker Hughes, Inc	155,269
114,392	*	Bandanna Energy Ltd	229
523,900		Bangchak Petroleum PCL	345
303,626	*	Bankers Petroleum Ltd	2,166
247,950		Banpu PCL	5,794
103,063	*,e	Basic Energy Services, Inc	3,243
537,232	e	Baytex Energy Trust	29,367
3,412,374		Beach Petroleum Ltd	3,370
144,000	*	Bellatrix Exploration Ltd	678
221,882		Berry Petroleum Co (Class A)	11,789
6,903,417		BG Group plc	156,748
222,572		Bharat Petroleum Corp Ltd	3,243
236,491	*,e	Bill Barrett Corp	10,961
117,699	*,e	Birchcliff Energy Ltd	1,589
362,400	*	BlackPearl Resources, Inc	2,559
174,000	*	BNK Petroleum, Inc	834
164,082	e	Bonavista Energy Trust	4,861
46,025	e	Bonterra Oil & Gas Ltd	2,710
517,045	*,e	Borders & Southern Petroleum plc	420
54,344	e	Bourbon S.A.	2,367
640,000		Boustead Singapore Ltd	527
338,142	*,e	Bow Energy Ltd	329
1,999,376	*	BowLeven plc	10,778
9,582,480		BP plc	70,556
190,529		BP plc (ADR)	8,439
1,568,440	*	BPC Ltd	390
419,561	*	BPZ Energy, Inc	1,376
205,000	*	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.	92
253,381	*	Brigham Exploration Co	7,584
2,648,000		Brightoil Petroleum Holdings Ltd	1,039
182,927		Bristow Group, Inc	9,333
477,107		BW Offshore Ltd	1,087
48,900	*,e	C&C Energia Ltd	497
438,731		Cabot Oil & Gas Corp	29,092

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,921,738	*	Cairn Energy plc	$32,823
443,406	*	Cal Dive International, Inc	2,652
92,397		Calfrac Well Services Ltd	3,044
360,513	*	Callon Petroleum Co	2,531
632,266	e	Caltex Australia Ltd	8,022
114,620	*	Calvalley Petroleums, Inc	259
325,034	*	Cam Finanziaria S.p.A.	187
407,099	e	Cameco Corp	10,738
681,656	*,e	Cameron International Corp	34,280
20,700		Canadian Energy Services & Technology Corp	671
1,715,165		Canadian Natural Resources Ltd (Canada)	71,900
1,322,795	e	Canadian Oil Sands Trust	38,170
61,000	*	Canyon Services Group, Inc	842
39,164	e	CARBO Ceramics, Inc	6,382
508,896	*	Carbon Energy Ltd	120
898,797	*,e	Carnarvon Petroleum Ltd	169
162,079	*	Carrizo Oil & Gas, Inc	6,767
21,363		CAT Oil AG.	211
95,111	*	Celtic Exploration Ltd	2,103
2,598,916		Cenovus Energy, Inc	98,088
3,965,347		Cenovus Energy, Inc	149,334
411,000		CH Offshore Ltd	144
139,949	*,e	Chariot Oil & Gas Ltd	417
343,412	*,e	Cheniere Energy, Inc	3,146
1,645,267	e	Chesapeake Energy Corp	48,848
8,800,095		Chevron Corp	905,001
592,000		China Aviation Oil Singapore Corp Ltd	585
5,937,000	e	China Coal Energy Co	8,041
2,620,000		China Oilfield Services Ltd	4,793
158,000	*	China Qinfa Group Ltd	77
6,539,799		China Shenhua Energy Co Ltd	31,338
446,879	*	Chinook Energy Inc	783
412,397		Cimarex Energy Co	37,083
617,397	*,e	Circle Oil plc	326
26,425	*,e	Clayton Williams Energy, Inc	1,587
196,655	*	Clean Energy Fuels Corp	2,586
393,738	*	Cloud Peak Energy, Inc	8,387
37,104,000		CNOOC Ltd	87,394
2,565,095		Coal India Ltd	22,542
3,103,392	*,e	Cobalt International Energy, Inc	42,299
601,089	*	Cockatoo Coal Ltd	240
1,106	*	Compagnie Generale de Geophysique S.A.	41
339,091	*	Complete Production Services, Inc	11,312
214,230	*,e	Comstock Resources, Inc	6,168
2,828,980	*,e	Concho Resources, Inc	259,841
593,957	*	Connacher Oil and Gas Ltd	647
5,468,214	e	ConocoPhillips	411,154
717,406	e	Consol Energy, Inc	34,780
94,441	*,e	Contango Oil & Gas Co	5,519
224,723	*,e	Continental Resources, Inc	14,587
247,452		Core Laboratories NV	27,601
115,388	*,e	Corridor Resources, Inc	354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

893,525	e	Cosmo Oil Co Ltd	$2,544
679,384	*	Cove Energy plc	1,060
3,540,142	e	Crescent Point Energy Corp	163,600
175,434	*,g,m	Crescent Point Energy Corp 144A	8,107
117,428	*	Crew Energy, Inc	1,826
47,788	*	Crimson Exploration, Inc	170
68,400		CropEnergies AG.	535
211,292	e	Crosstex Energy, Inc	2,514
354,881		Crude Carriers Corp	4,773
434,836	*,e	CVR Energy, Inc	10,706
42,447	*	D/S Torm AS	180
72,581	*	d’aAmico International Shipping S.A.	81
804,193	*	Dart Energy Ltd	532
31,114	*,e	Dawson Geophysical Co	1,063
184,600		Dayang Enterprise Holdings BHD	124
281,364	e	Daylight Resources Trust	2,728
113,500	*,e	Deep Sea Supply plc	242
668,838	*	Deep Yellow Ltd	108
1,683	*	Delek Energy Systems Ltd	624
73,107		Delek US Holdings, Inc	1,148
11,774,926	*,e	Denbury Resources, Inc	235,499
395,408	*	Denison Mines Corp	754
74,095	*	Det Norske Oljeselskap ASA	433
1,227,018	*,e	Devon Energy Corp	96,701
241,768	e	DHT Maritime, Inc	926
480,348	e	Diamond Offshore Drilling, Inc	33,821
892,130	*,e	DNO International ASA	1,019
20,919	*,e	Dockwise Ltd	574
1,805,572		Dragon Oil plc	15,155
537,280	*	Dresser-Rand Group, Inc	28,879
188,479	*	Dril-Quip, Inc	12,785
1,600,000	*	Dynamic Energy Holdings Ltd	155
977,650	*	Eastern Star Gas Ltd	638
8,062,364		Ecopetrol S.A.	17,501
3,818,182	e	El Paso Corp	77,127
151,015	*	Electromagnetic GeoServices AS	325
2,822,000		Elnusa PT	87
54,900		Enbridge Income Fund	1,066
1,002,240	e	Enbridge, Inc	32,589
763,944	e	EnCana Corp	23,589
381,677	*,e	EnCore Oil plc	387
182,248	*,e	Endeavour International Corp	2,746
216,142		Enerflex Ltd	2,781
222,505		Energen Corp	12,572
130,831	*,e	Energy Partners Ltd	1,938
319,057	e	Energy Resources of Australia Ltd	1,409
314,354	*,e	Energy XXI Bermuda Ltd	10,443
230,634	e	Enerplus Resources Fund	7,282
1,192,344		ENI S.p.A.	28,257
750,871	*	Enquest plc	1,481
1,163,954		Ensco International plc (ADR)	62,039
271,333	e	Ensign Energy Services, Inc	5,379

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

770,706	e	EOG Resources, Inc	$80,577
321,018	e	Equitable Resources, Inc	16,860
174,289		ERG S.p.A.	2,352
247,010	*,e	Essar Energy plc	1,620
245,700		Esso Malaysia BHD	415
6,563		Esso SA Francaise	895
1,258,300		Esso Thailand PCL	464
120,492	e	Etablissements Maurel et Prom	2,953
13,049	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/06/10, cost $361)	385
30,174	e	Euronav NV	408
64,542	*	Evolution Petroleum Corp	458
357,892		EXCO Resources, Inc	6,317
97,717		Exmar NV	879
315,122	*,e	Exterran Holdings, Inc	6,249
103,318	*,e	Extract Resources Ltd	877
20,243,186		Exxon Mobil Corp	1,647,389
494,000	e	Ezion Holdings Ltd	280
697,200	e	Ezra Holdings Ltd	849
315,796	*	Fairborne Energy Ltd	1,555
134,810	*	Falkland Oil & Gas Ltd	122
190,854	*	Faroe Petroleum plc	493
99,359	e	Fersa Energias Renovables S.A.	170
49,790	*	Flint Energy Services Ltd	720
1,191,761	*,e	FMC Technologies, Inc	53,379
273,066	*,e	Forest Oil Corp	7,294
2,584,580		Formosa Petrochemical Corp	9,113
213,200		Fort Chicago Energy Partners LP	3,071
45,777	e	Fred Olsen Energy ASA	1,617
120,800	e	Freehold Royalty Trust	2,460
476,493	e	Frontier Oil Corp	15,395
415,475	e	Frontline Ltd	6,124
74,818	e	Frontline Ltd (Norway)	1,078
524		Fugro NV	38
220,591	*,e	FX Energy, Inc	1,937
348,007	*	Galleon Energy, Inc	1,090
134,405		Galp Energia SGPS S.A.	3,206
232,676	*,e	Gastar Exploration Ltd	798
8,052,990		Gazprom (ADR)	117,557
67,358		Gazpromneft OAO (ADR)	1,587
494,271	e	General Maritime Corp	667
4,210,000	*	Genesis Energy Holdings Ltd	236
44,441	*	Geokinetics, Inc	350
84,110	*,e	Georesources, Inc	1,892
65,879	*,e	Gevo, Inc	1,036
69,306	*,e	Global Geophysical Services, Inc	1,234
411,411	*	Global Industries Ltd	2,255
268,165	*,e	GMX Resources, Inc	1,193
223,878		Golar LNG Ltd	7,811
100,122	*,e	Goodrich Petroleum Corp	1,843
30,973		Great Eastern Shipping Co Ltd	199
8,574		Great Offshore Ltd	41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,603	*	Green Dragon Gas Ltd	$49
97,147	*,e	Green Plains Renewable Energy, Inc	1,048
185,124	*	Grupa Lotos S.A.	3,047
116,771		GS Holdings Corp	8,587
276,456	*	Guildford Coal Ltd	334
79,448	e	Gulf Island Fabrication, Inc	2,565
991,859	*,e	Gulf Keystone Petroleum Ltd	2,193
97,996	*,e	Gulfmark Offshore, Inc	4,330
225,080	*,e	Gulfport Energy Corp	6,683
505,109	*,e	Gulfsands Petroleum plc	1,715
13,721	e	Hallador Petroleum Co	132
3,857,774	e	Halliburton Co	196,747
1,023		Hankook Shell Oil Co Ltd	198
74,919	*	Hardy Oil & Gas plc	249
60,052		Hargreaves Services plc	1,008
135,934	*,e	Harvest Natural Resources, Inc	1,499
532,188	*	Helix Energy Solutions Group, Inc	8,813
139,996		Hellenic Petroleum S.A.	1,321
502,939	e	Helmerich & Payne, Inc	33,254
616,925	*,e	Hercules Offshore, Inc	3,399
276,005	e	Heritage Oil Ltd	972
1,295,411		Hess Corp	96,845
172,017		Hindustan Oil Exploration	689
49,900	*	Hindustan Petroleum Corp Ltd	444
198,791		Holly Corp	13,796
1,263,000	*	Honghua Group Ltd	137
2,330,711	*,e	Horizon Oil Ltd	840
136,153	*,e	Hornbeck Offshore Services, Inc	3,744
78,563	e	Houston American Energy Corp	1,424
6,600	*	HRT Participacoes em Petroleo SA	5,921
211,140	*	Hunnu Coal Ltd	310
142,350		Hunting PLC	1,750
4,382,000		Huscoke Resources Holdings Ltd	158
782,223	e	Husky Energy, Inc	21,331
645,055	*,e	Hyperdynamics Corp	2,774
106,180		Idemitsu Kosan Co Ltd	11,332
801,781	e	Imperial Oil Ltd	37,344
10,000		Indian Oil Corp Ltd	76
1,386,718		Inner Mongolia Yitai Coal Co	8,115
1,962		Inpex Holdings, Inc	14,505
742,851	*,e	ION Geophysical Corp	7,027
16,362,100		IRPC PCL	2,859
5,237	*,e	Isramco, Inc	346
92,953		Itochu Enex Co Ltd	521
376,273	*,e	Ivanhoe Energy, Inc	714
166,503	*,e	James River Coal Co	3,467
10,800	e	Japan Drilling Co Ltd	371
22,518		Japan Petroleum Exploration Co	1,057
15,439	*	Jerusalem Oil Exploration	275
347,323		JKX Oil & Gas plc	1,477
732,838		John Wood Group plc	7,605

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,093,202		JX Holdings, Inc	$14,079
40,000		Kanto Natural Gas Development Ltd	230
263,536	*	Karoon Gas Australia Ltd	1,486
832,500		Kencana Petroleum BHD	776
542,253	*	Key Energy Services, Inc	9,761
143,048	e	Keyera Facilities Income Fund	6,480
530,560	e	Kinder Morgan, Inc	15,243
90,595	e	Knightsbridge Tankers Ltd	1,996
477,525		KNM Group BHD	298
763,575	*,e	Kodiak Oil & Gas Corp	4,406
554,296	*,e	Kosmos Energy LLC	9,412
116,968	*,e	L&L Energy, Inc	600
168,000	*	Legacy Oil & Gas, Inc	2,040
735,505		Linc Energy Ltd	2,279
32,500	*	Lubelski Wegiel Bogdanka S.A.	1,361
131,150		Lufkin Industries, Inc	11,285
889,821		LUKOIL (ADR)	56,684
426,118	*	Lundin Petroleum AB	5,792
464,314	*,e	Magnum Hunter Resources Corp	3,139
4,095,251		Marathon Oil Corp	215,738
154,860		Maridive & Oil Services SAE	527
73,321		Matrix Composites & Engineering Ltd	569
123,764	*	Matrix Service Co	1,656
984,819	*,e	McDermott International, Inc	19,509
407,638	*,e	McMoRan Exploration Co	7,533
146,578	*	MEG Energy Corp	7,648
86,572		Melrose Resources plc	311
387,602		Miclyn Express Offshore Pte Ltd	632
64,714	*	Midnight Oil Exploration Ltd	495
2,470,000		MIE Holdings Corp	1,042
109,061	*,e	Miller Petroleum, Inc	698
42,621	*	Mitcham Industries, Inc	737
66,100		Mitsuuroko Co Ltd	390
21,800	e	Modec, Inc	373
68,843	*	MOL Hungarian Oil and Gas plc	7,889
335,521	*,e	Molopo Energy Ltd	274
6,211,117	*	Mongolia Energy Co ltd	730
82,251		Motor Oil Hellas Corinth Refineries S.A.	1,012
154,398		Mullen Group Ltd	3,248
769,600	e	Murphy Oil Corp	50,532
1,078,567	*,e	Nabors Industries Ltd	26,576
200,800	e	NAL Oil & Gas Trust	2,299
38,680	*	Naphtha Israel Petroleum Corp Ltd	135
1,762,074	e	National Oilwell Varco, Inc	137,812
60,175	*,e	Natural Gas Services Group, Inc	972
111,843	*	Nautical Petroleum plc	562
7,978	e	Neste Oil Oyj	125
314,706	*	New Brazil Holding ASA	366
511,671		New Zealand Oil & Gas Ltd	352
322,520	*,e	Newfield Exploration Co	21,938
994,000		Newocean Energy Holdings Ltd	225
467,145	*,e	Newpark Resources, Inc	4,237

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

544,730		Nexen, Inc	$12,279
1,487,582	*	Nexus Energy Ltd	529
46,036		Niko Resources Ltd	2,874
43,600	e	Nippon Gas Co Ltd	598
698,649	e	Noble Energy, Inc	62,620
200,555	e	Nordic American Tanker Shipping	4,561
482,000	*	Norse Energy Corp ASA	45
163,404		Northern Offshore Ltd	308
262,475	*,e	Northern Oil And Gas, Inc	5,814
282,500	*,e	Norwegian Energy Co AS	360
217,488	f	NovaTek OAO (GDR) (purchased 01/31/07, cost $14,578)	30,077
123,079		NuVista Energy Ltd	1,161
305,753	*,e	Oasis Petroleum, Inc	9,075
7,128,863	e	Occidental Petroleum Corp	741,686
436,678		Oceaneering International, Inc	17,685
1,948,577	*	OGX Petroleo e Gas Participacoes S.A.	18,217
1,207,942		Oil Refineries Ltd	829
258,485	*,e	Oil States International, Inc	20,656
309,332		OMV AG.	13,514
331,316		Origin Energy Ltd	5,633
115,713	e	Overseas Shipholding Group, Inc	3,117
21,365	*	OYO Geospace Corp	2,137
796,920	*,e	PA Resources AB	503
213,362	*,e	Pacific Asia Petroleum, Inc	284
6,564		Pacific Rubiales Energy Corp	176
372,392		Pacific Rubiales Energy Corp (Toronto)	9,981
59,956	*,e	Paladin Resources Ltd	163
33,073	e	Panhandle Oil and Gas, Inc (Class A)	975
159,561	e	Paramount Energy Trust	518
51,589	*	Paramount Resources Ltd (Class A)	1,480
522,129	*	Parker Drilling Co	3,054
185,515	e	Parkland Income Fund	2,385
183,756	e	Pason Systems, Inc	2,770
386,209	*,e	Patriot Coal Corp	8,597
692,528		Patterson-UTI Energy, Inc	21,891
8,586		Paz Oil Co Ltd	1,338
674,794		Peabody Energy Corp	39,752
311,599	e	Pembina Pipeline Income Fund	8,203
569,471	e	Pengrowth Energy Trust	7,174
218,662	e	Penn Virginia Corp	2,889
679,075	e	Penn West Energy Trust	15,680
468,450	e	PetroBakken Energy Ltd	6,431
138,700	*	Petrobank Energy & Resources Ltd	2,036
2,855,145	*	Petroceltic International plc	451
1,133,743		Petrofac Ltd	27,569
726,318	*	PetroHawk Energy Corp	17,918
6,029,798		Petroleo Brasileiro S.A.	101,421
2,957,618		Petroleo Brasileiro S.A. (ADR)	100,145
7,062,266		Petroleo Brasileiro S.A. (Preference)	107,338
102,581	*,e	Petroleum Development Corp	3,068
296,492	*,e	Petroleum Geo-Services ASA	4,236
189,841	*	Petrolinvest S.A.	537

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

179,996	e	Petrominerales Ltd	$5,284
1,316,200		Petronas Dagangan BHD	7,022
486,782	*,e	Petroneft Resources plc	270
233,772		Petroplus Holdings AG.	3,336
307,344	*,e	Petroquest Energy, Inc	2,158
251,402	e	Peyto Energy Trust	5,604
83,684	*	PHI, Inc	1,818
230,449	*	Pioneer Drilling Co	3,512
429,469	e	Pioneer Natural Resources Co	38,468
396,226	*,e	Plains Exploration & Production Co	15,104
363,491	*	Polarcus Ltd	357
3,366,240		Polish Oil & Gas Co	5,164
517,630	*	Polski Koncern Naftowy Orlen S.A.	9,772
396,110	*	Precision Drilling Trust	5,688
687,238	*	Premier Oil plc	4,932
183,990	e	ProEx Energy Ltd	2,619
302,376	e	ProSafe ASA	2,273
369,100	e	Provident Energy Trust	3,299
3,021,500	*	PT Benakat Petroleum Energy	38
24,982,000		PT Bumi Resources Tbk	8,625
3,061,000	*	PT Delta Dunia Petroindo Tbk	362
26,000	*	PT Dian Swastatika Sentosa Tbk	46
22,065,500	*	PT Energi Mega Persada Tbk	530
532,000		PT Harum Energy Indonesia Tbk	594
684,000		PT Indo Tambangraya Megah	3,576
1,644,500		PT Medco Energi Internasional Tbk	452
4,053,634		PT Tambang Batubara Bukit Asam Tbk	9,856
1,841,098		PTT Aromatics & Refining PCL	2,256
1,828,969		PTT Exploration & Production PCL	10,215
1,762,250		PTT PCL	19,281
13,114		QGEP Participacoes S.A.	136
641,264	e	Questar Market Resources, Inc	26,824
263,567	*	Questerre Energy Corp	238
285,005	*,e	Quicksilver Resources, Inc	4,207
394,895	e	Range Resources Corp	21,917
1,122,599		Refineria La Pampilla S.A. Relapasa	347
2,084,766		Reliance Industries Ltd	42,000
782,941	*,e	Rentech, Inc	830
809,784	e	Repsol YPF S.A.	28,088
191,220	*,e	Resolute Energy Corp	3,090
137,354	*,e	Rex Energy Corp	1,411
30,419	*,e	Rex Stores Corp	505
27,769	*,e	RigNet, Inc	472
3,918,672	*,e	Roc Oil Co Ltd	1,350
3,260,135	*,e	Rockhopper Exploration plc	14,075
228,859	*,e	Rosetta Resources, Inc	11,795
3,707,181	f	Rosneft Oil Co (GDR) (purchased 04/16/09, cost $24,987)	31,253
548,052	*	Rowan Cos, Inc	21,270
5,110,273	e	Royal Dutch Shell plc (A Shares)	181,842
3,358,318		Royal Dutch Shell plc (B Shares)	119,845
94,936	e	RPC, Inc	2,330

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,569,256		Saipem S.p.A.	$184,318
454,421	*,e	Salamander Energy plc	2,047
582,367	*	San Leon Energy plc	266
72,000		San-Ai Oil Co Ltd	413
981,024	*,e	SandRidge Energy, Inc	10,458
805,425		Santos Ltd	11,744
707,900		SapuraCrest Petroleum BHD	986
1,167,842	*,e	Saras S.p.A.	2,487
1,278,194		Sasol Ltd	67,430
109,438	*	Savanna Energy Services Corp	987
1,295		SBM Offshore NV	34
6,978,373		Schlumberger Ltd	602,932
24,427	e	Schoeller-Bleckmann Oilfield Equipment AG.	2,116
81,100	*	Scomi Group BHD	8
90,604	*,e	Scorpio Tankers, Inc	905
254,100		SEACOR Holdings, Inc	25,400
337,421	e	SeaDrill Ltd	11,863
129,801	*	Seawell Ltd	785
173,153	*	SemGroup Corp	4,445
50	*	Serval Integrated Energy Services	0	^
728,215	*,e	Sevan Marine ASA	53
164,800		Shandong Molong Petroleum Machinery Co Ltd	169
79,053		ShawCor Ltd	2,428
1,365,000		Shengli Oil&Gas Pipe Holdings Ltd	237
51,200		Shinko Plantech Co Ltd	553
201,917	e	Ship Finance International Ltd	3,639
159,639	e	Showa Shell Sekiyu KK	1,483
132,800		Siamgas & Petrochemicals PCL	78
85,000		Sinanen Co Ltd	370
58,000		Sinopec Kantons Holdings Ltd	30
85,293		SK Energy Co Ltd	16,105
9,150		SK Gas Co Ltd	512
276,994	*,e	Soco International plc	1,579
71,478		S-Oil Corp	9,266
49,063	*	Solazyme, Inc	1,127
200,348	*	Songa Offshore SE	992
446,700	*	Southern Pacific Resource Corp	718
740,191		Southern Union Co	29,719
1,202,745	*,e	Southwestern Energy Co	51,574
2,049,100		Spectra Energy Corp	56,166
168,183	e	St. Mary Land & Exploration Co	12,358
1,216,428	e	Statoil ASA	30,795
206,508	*	Sterling Energy plc	131
154,273	*	Sterling International Enterprises Ltd	820
281,440	*,e	Stone Energy Corp	8,553
1,112,000	e	Straits Asia Resources Ltd	2,718
3,964,684		Suncor Energy, Inc	155,389
3,370,059		Suncor Energy, Inc (NY)	131,769
298,150		Sunoco, Inc	12,436
283,506	*,e	Superior Energy Services	10,529
1,328,864	e	Surgutneftegaz (ADR)	13,159
337,300	e	Surgutneftegaz (ADR) (London)	3,331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

433,000	*,e	Swiber Holdings Ltd	$256
204,677	*,e	Swift Energy Co	7,628
315,649	*,e	Syntroleum Corp	464
1,152,032		Talisman Energy, Inc	23,663
143,870		Targa Resources Investments, Inc	4,814
452,172	e	Tatneft (GDR)	19,489
577,532	e	Technip S.A.	61,906
34,540		Tecnicas Reunidas S.A.	1,773
127,640	e	Teekay Corp	3,942
193,524	e	Teekay Tankers Ltd (Class A)	1,819
16,918	e	Tenaris S.A.	387
127,479	*	Tesco Corp	2,474
744,407	*,e	Tesoro Corp	17,054
357,900	*,e	Tethys Petroleum Ltd	401
484,406	*,e	Tetra Technologies, Inc	6,166
218,990	e	TGS Nopec Geophysical Co ASA	6,145
1,522,600		Thai Oil PCL	3,706
123,707	e	Tidewater, Inc	6,657
2,800,000	*,e	Titan Petrochemicals Group Ltd	173
110,292	f	TMK OAO (GDR) (purchased 06/17/10, cost $1,877)	2,060
196,155	e	TonenGeneral Sekiyu KK	2,413
2,059,579		Total S.A.	119,071
113,355	*	Tourmaline Oil Corp	3,766
162,000	e	Toyo Kanetsu K K	401
761,832	e	TransCanada Corp	33,453
91,700	*	Transglobe Energy Corp	1,046
352,760		Transocean Ltd	23,030
176,220	*	Triangle Petroleum Corp	1,138
336,500	e	Trican Well Service Ltd	7,906
75,680	e	Trilogy Energy Corp	1,871
167,266		Trinidad Drilling Ltd	1,453
7,085,865		Tullow Oil plc	141,109
208,803		Tupras Turkiye Petrol Rafine	5,128
132,154		Turcas Petrolculuk AS.	321
327,198	*	UK Coal plc	189
365,797	*,e	Ultra Petroleum Corp	16,754
452,300		Ultrapar Participacoes S.A.	8,013
68,100	*,e	Union Drilling, Inc	701
97,947	*,e	Unit Corp	5,968
266,259	*,e	Uranerz Energy Corp	804
300,436	*,e	Uranium Energy Corp	919
650,654	e	Uranium One, Inc	1,795
391,835	*,e	Uranium Resources, Inc	654
494,707	*,e	Ur-Energy, Inc	792
604,812	*	USEC, Inc	2,020
423,485	*,e	Vaalco Energy, Inc	2,549
2,690,422		Valero Energy Corp	68,794
152,171	*	Valiant Petroleum plc	1,441
673,423	*,e	Vantage Drilling Co	1,226
234,389	*,e	Venoco, Inc	2,986
268,334	e	Vermilion Energy Trust	14,189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

194,106	*,e	VOYAGER OIL & GAS	$576
171,131	e	W&T Offshore, Inc	4,470
638,400		Wah Seong Corp BHD	518
414,744	*,e	Warren Resources, Inc	1,580
1,480,707	*,e	Weatherford International Ltd	27,763
140,052	*,e	West Siberian Resources Ltd (GDR)	2,434
259,896	*,e	Western Refining, Inc	4,696
45,511	*,e	Westmoreland Coal Co	808
10,042	*,m	White Energy 2011 Performance	0	^
523,316	*	Whiting Petroleum Corp	29,782
242,489	*	Willbros Group, Inc	2,071
2,693,535		Williams Cos, Inc	81,479
446,685		Woodside Petroleum Ltd	19,706
300,799	e	World Fuel Services Corp	10,808
463,337		WorleyParsons Ltd	14,107
204,128	*,e	Xcite Energy Ltd	455
421,571	*	Xenolith Resources Ltd	888
4,026,000		Yanzhou Coal Mining Co Ltd	15,512
554,870	*	Yun Sky Chemical International Holdings Ltd	148
32,000	e	Zargon Energy Trust	710
124,463	*,e	Zion Oil & Gas, Inc	741

		TOTAL ENERGY	12,232,723

FOOD & STAPLES RETAILING - 1.6%
1,370,530	e	Aeon Co Ltd	16,542
9,700		Ain Pharmaciez Inc	399
270,025		Alimentation Couche Tard, Inc	7,873
262,227		Almacenes Exito S.A.	3,632
93,170		Andersons, Inc	3,936
34,679		Arcs Co Ltd	545
5,715		Arden Group, Inc (Class A)	526
32,334		Axfood AB	1,138
102,000		Beijing Jingkelong Co Ltd	132
149,253		BIM Birlesik Magazalar AS	4,851
39,862		BIZIM TOPTAN SATIS MAGAZALAR	640
259,565	*,e	BJ’s Wholesale Club, Inc	13,069
12,492		Blue Square-Israel Ltd	101
2,126,265		Booker Group plc	2,307
139,000	*	Brazil Pharma S.A.	1,530
412,405	e	Carrefour S.A.	16,954
168,666	e	Casey’s General Stores, Inc	7,421
170,100		Casino Guichard Perrachon S.A.	16,032
20,300		Cawachi Ltd	400
1,957,399		Centros Comerciales Sudamericanos S.A.	14,094
2,010,300		China Resources Enterprise	8,237
153,646		Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,103
11,900	e	Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	559
156,600		Circle K Sunkus Co Ltd	2,444
15,060		Cocokara Fine Holdings, Inc	382
19,280		Colruyt S.A.	965
403,200	*,e	Controladora Comercial Mexicana S.A. de C.V.	674
15,500		Cosmos Pharmaceutical Corp	655

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,305,102	e	Costco Wholesale Corp	$187,267
2,725,400		CP Seven Eleven PCL	3,934
10,600		Create SD Holdings Co Ltd	234
6,425,276		CVS Corp	241,463
6,800		Daikokutenbussaan Co Ltd	217
161,247		Delhaize Group	12,099
125,400		Drogasil S.A.	856
34,077	*	E-Mart Co Ltd	7,804
44,208		Empire Co Ltd	2,562
83,276		Eurocash S.A.	896
191,188		FamilyMart Co Ltd	7,020
172,087	*,e	Fresh Market, Inc	6,656
687,476		Fyffes plc	419
78,091		George Weston Ltd	5,663
13,900		Growell Holdings Co Ltd	362
37,100	e	Grupo Comercial Chedraui S.a. DE C.V.	117
72,266		Hakon Invest AB	1,022
40,500		Heiwado Co Ltd	503
1,510,500	e	Heng Tai Consumables Group Ltd	152
63,725		Ingles Markets, Inc (Class A)	1,055
6,200		Itochu-Shokuhin Co Ltd	218
84,741		Izumiya Co Ltd	342
2,835,543		J Sainsbury plc	15,021
223,136		Jean Coutu Group PJC, Inc/The	2,547
1,268,330		Jeronimo Martins SGPS S.A.	24,359
67,000		Kasumi Co Ltd	379
51,600		Kato Sangyo Co Ltd	955
187,375		Kesko Oyj (B Shares)	8,714
5,904	*	Kiler Alisveris Hizmetleri Gida Sanayi ve Ticaret AS.	23
2,560,836		Koninklijke Ahold NV	34,431
5,744,604		Kroger Co	142,466
56,962		Lawson, Inc	2,988
31,000		Liquor Stores Income Fund	479
153,757	e	Loblaw Cos Ltd	6,210
406,876	f	Magnit OAO (GDR) (purchased 05/26/10, cost $8,268)	12,786
111,908		Majestic Wine plc	880
53,616		MARR S.p.A.	690
43,233		Maruetsu, Inc	159
140,359		Massmart Holdings Ltd	2,906
44,000	e	Matsumotokiyoshi Holdings Co Ltd	939
147,832	e	Metcash Ltd	660
199,658		Metro AG.	12,091
182,904	e	Metro, Inc	9,101
56,800		Ministop Co Ltd	1,025
63,874		Nash Finch Co	2,287
81,139		North West Co Fund	1,703
76,387	*,f	O’Key Group S.A. (GDR) (purchased 11/02/10, cost $857)	840
46,000		Okuwa Co Ltd	461
2,641,760	e	Olam International Ltd	5,873
152,603	*	Pantry, Inc	2,867
307,717	e	Pick’n Pay Holdings Ltd	786
320,414	e	Pick’n Pay Stores Ltd	1,967

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,233,320		President Chain Store Corp	$7,145
73,352	e	Pricesmart, Inc	3,758
50,300	*	Raia S.A.	838
52,266		Rallye S.A.	2,173
37,530		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	1,305
4,085,548	*,e	Rite Aid Corp	5,434
211,489		Ruddick Corp	9,208
12,479		Ryoshoku Ltd	290
32,500		S Foods, Inc	277
1,446,785		Safeway, Inc	33,811
11,000		San-A Co Ltd	424
1,654,076		Seven & I Holdings Co Ltd	44,485
173,040		Shanghai Friendship Group, Inc Ltd	311
338,999	e	Shoppers Drug Mart Corp	13,954
694,283		Shoprite Holdings Ltd	10,453
156,524		Shufersal Ltd	908
125,600		Siam Makro PCL	801
33,308		Sligro Food Group NV	1,187
255,177		Spar Group Ltd	3,409
129,603		Spartan Stores, Inc	2,531
43,400		Sugi Pharmacy Co Ltd	1,133
46,100	e	Sundrug Co Ltd	1,463
1,042,832	e	Supervalu, Inc	9,813
35,470	*	Susser Holdings Corp	558
1,125,524	e	Sysco Corp	35,094
127,000		Taiwan TEA Corp	87
11,306,929		Tesco plc	73,054
693,266		Total Produce plc	382
23,288		Tsuruha Holdings, Inc	1,114
202,413	*,e	United Natural Foods, Inc	8,637
239,800		UNY Co Ltd	2,228
156,600		Valor Co Ltd	2,196
32,083	e	Village Super Market (Class A)	889
3,607,215		Walgreen Co	153,163
9,139,221	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	27,078
5,353,693		Wal-Mart Stores, Inc	284,496
63,539	e	Weis Markets, Inc	2,588
1,248,291		Wesfarmers Ltd	42,781
124,564		Wesfarmers Ltd PPS	4,320
858,817		Whole Foods Market, Inc	54,492
245,766	*,e	Winn-Dixie Stores, Inc	2,077
1,324,350		WM Morrison Supermarkets plc	6,334
1,460,182		Woolworths Ltd	43,567
1,065,149	*	Wumart Stores, Inc	2,639
40,622	*,f	X 5 Retail Group NV (GDR) (purchased 04/06/10, cost $1,694)	1,591
9,600		Yaoko Co Ltd	301

		TOTAL FOOD & STAPLES RETAILING	1,815,372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 5.2%
36,968		AarhusKarlshamn AB	$1,070
129,768		Afgri Ltd	125
88,000	*	AGV Products Corp	40
1,255,497		Ajinomoto Co, Inc	14,905
20,579		Alico, Inc	527
66,871		Alicorp S.A.	131
19,216		Alliance Grain Traders, Inc	514
347,326	*	Alliance One International, Inc	1,122
8,169,691		Altria Group, Inc	215,762
282,343		Anadolu Efes Biracilik Ve Malt Sanayii AS	3,819
2,974	*	Anheuser-Busch InBev NV	0	^
1,880,091		Archer Daniels Midland Co	56,685
24,900		Ariake Japan Co Ltd	507
151,091		Aryzta AG.	8,115
238,312	e	Asahi Breweries Ltd	4,800
21,287	e	Asian Bamboo AG.	803
906,624	e	Asian Citrus Holdings Ltd	826
246,400		Asiatic Development BHD	647
1,536,239		Associated British Foods plc	26,727
36,376		Astral Foods Ltd	689
16,936		Atria Group plc	161
471,000		Ausnutria Dairy Corp Ltd	139
268,329	e	Austevoll Seafood ASA	1,547
311,861	*	Australian Agricultural Co Ltd	463
422,386		AVI Ltd	1,949
308,544	e	B&G Foods, Inc (Class A)	6,362
210,962		Bajaj Hindusthan Ltd	337
46,230		Bakkafrost P	391
141,119		Balrampur Chini Mills Ltd	197
74,225		Banvit	199
7,148	*	Baron de Ley	477
2,484		Barry Callebaut AG.	2,463
1,894	*	Belvedere S.A.	168
128,000		BESUNYEN HOLDINGS	45
11,788		Binggrae Co Ltd	679
250,600	*,e	BioExx Specialty Proteins Ltd	260
91,948	*,e	Black Earth Farming Ltd	356
4,414		Bonduelle S.C.A.	444
44,359	*,e	Boston Beer Co, Inc (Class A)	3,975
24,700	*,e	BRF-Brasil Foods S.A. (ADR)	428
144,500		British American Tobacco Malaysia BHD	2,235
3,406,211		British American Tobacco plc	149,368
509,151		Britvic plc	3,227
286,966		Brown-Forman Corp (Class B)	21,433
574,456	e	Bunge Ltd	39,609
569,550		C&C Group plc	2,963
15,348		Cairo Poultry Co	36
50,128	e	Calavo Growers, Inc	1,056
83,917	e	Cal-Maine Foods, Inc	2,682
590,054	e	Campbell Soup Co	20,386
22,351		Campofrio Alimentacion S.A.	232
50,636		Carlsberg AS (Class B)	5,513

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,500		Carlsberg Brewery-Malay BHD	$179
95,631		Casa Grande S.A.	474
325,164	*,e	Central European Distribution Corp	3,642
219,654		Cermaq ASA	3,516
4,795,437	e	Chaoda Modern Agriculture	2,090
4,198,300		Charoen Pokphand Foods PCL	4,042
2,638,700	e	China Agri-Industries Holdings Ltd	2,804
455,000		China Corn Oil Co Ltd	299
636,000	e	China Green Holdings Ltd	406
1,016,500	e	China Huiyuan Juice Group Ltd	521
1,636,000	e	China Mengniu Dairy Co Ltd	5,525
566,292	*,e	China Minzhong Food Corp Ltd	693
819,000	*	china modern dairy holdings	253
23,321		China Ocean Resources Co Ltd	137
3,080,000	e	China Starch Holdings Ltd	171
1,580,000		China Tontine Wines Group Ltd	271
2,111,000	e	China Yurun Food Group Ltd	5,969
250,987	*,e	Chiquita Brands International, Inc	3,268
158,694		Cia Cervecerias Unidas S.A.	1,902
15,400	*	Cia de Bebidas das Americas (ADR)	519
5,101	*	Cia de Bebidas das Americas (ADR)	168
1,223,589	*	CIA PESQUERA CAMANCHACA	170
12,640		CJ CheilJedang Corp	2,793
53,917		Clover Industries Ltd	89
153,387		Coca Cola Hellenic Bottling Co S.A.	4,120
315,242	e	Coca-Cola Amatil Ltd	3,868
34,106	e	Coca-Cola Bottling Co Consolidated	2,308
101,200	e	Coca-Cola Central Japan Co Ltd	1,343
11,292,205		Coca-Cola Co	759,853
6,119,101		Coca-Cola Enterprises, Inc	178,556
498,775	e	Coca-Cola Femsa S.A. de C.V.	4,631
92,983		Coca-Cola Icecek AS	1,371
313,418	e	Coca-Cola West Japan Co Ltd	6,005
1,282,370		ConAgra Foods, Inc	33,098
347,139	*,e	Constellation Brands, Inc (Class A)	7,227
23,549		Copeinca ASA	218
2,024,925	e	Corn Products International, Inc	111,938
191,274		Cosan SA Industria e Comercio	3,015
183,500	*	Cott Corp	1,539
5,402,000		CP Pokphand Co	564
43,565	*,e	Craft Brewers Alliance, Inc	375
95,760		CSM	3,226
398,000		DaChan Food Asia Ltd	87
1,711		Dae Han Flour Mills Co Ltd	269
20,360		Daesang Corp	216
294,199		Dairy Crest Group plc	1,747
632,592	*,e	Darling International, Inc	11,197
398,971		Davide Campari-Milano S.p.A.	3,276
346,670	*	Dean Foods Co	4,254
475,015		Devro plc	2,058
5,031,591		Diageo plc	102,941
93,286	e	Diamond Foods, Inc	7,121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

151,234	*,e	Dole Food Co, Inc	$2,045
2,450		Dongwon F&B Co Ltd	101
4,786		Dongwon Industries Co Ltd	878
2,342,247		Dr Pepper Snapple Group, Inc	98,210
12,600		Dydo Drinco, Inc	468
872,000		Dynasty Fine Wines Group Ltd	257
39,551		East Asiatic Co Ltd AS	1,088
157,097	*,e	Ebro Puleva S.A.	3,629
815,900	e	Embotelladoras Arca SAB de C.V.	5,787
2,654,228		Empresas Iansa S.A.	248
87,464	e	Ezaki Glico Co Ltd	960
46,308	e	Farmer Bros Co	470
732,000	e	First Resources Ltd	831
931,269	e	Flowers Foods, Inc	20,525
4,245,914	e	Fomento Economico Mexicano S.A. de C.V.	28,209
2,023,835		Foster’s Group Ltd	11,179
210,623	e	Fresh Del Monte Produce, Inc	5,617
76,373	e	Fuji Oil Co Ltd	1,176
24,832		Fujicco Co Ltd	302
150,000	*,e	Fujiya Co Ltd	263
1,303,881	*,e	Futuris Corp Ltd	520
1,917,608		General Mills, Inc	71,373
301,200		GFPT PCL	108
183,692		Glanbia plc	1,273
1,414,000		Global Bio-Chem Technology Group Co Ltd	449
1,298,000	*	Global Dairy Holdings	442
1,018,000		Global Sweeteners Holdings Ltd	215
199,557		Globus Spirits Ltd	646
2,561,000		GMG Global Ltd	492
32,446		Gokul Refoils & Solvent Ltd	66
21,056,990		Golden Agri-Resources Ltd	11,698
2,794,109	e	Goodman Fielder Ltd	3,183
675,456		GrainCorp Ltd	6,037
442,000		Great Wall Enterprise Co	509
359,098	*,e	Green Mountain Coffee Roasters, Inc	32,053
292,448		Greencore Group plc	411
237,159		Greggs plc	2,015
47,547	e	Grieg Seafood ASA	110
10,494	e	Griffin Land & Nurseries, Inc (Class A)	341
1,680,211		Groupe Danone	125,433
328,700	*	Gruma SAB de C.V.	682
2,076,928	e	Grupo Bimbo S.A. de C.V. (Series A)	4,812
152,600		Grupo Herdez SAB de C.V.	328
1,713,701	e	Grupo Modelo S.A. (Series C)	10,320
900,542		H.J. Heinz Co	47,981
164,394	*	Hain Celestial Group, Inc	5,484
635,314	*	Hansen Natural Corp	51,429
177,700		Hap Seng Plantations Holdings BHD	160
94,306	*	Harbinger Group, Inc	576
100,798	*	Harim & Co Ltd	683
408,488	*,e	Heckmann Corp	2,467
26,704		Heineken Holding NV	1,367

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

514,063		Heineken NV	$30,940
1,253,524	e	Hershey Co	71,263
607,000		Hey Song Corp	573
9,490		Hite Brewery Co Ltd	997
17,280		Hite Holdings Co Ltd	254
43,508		HKScan Oyj	351
30,100		Hokuto Corp	661
737,025		Hormel Foods Corp	21,971
120,052	e	House Foods Corp	2,029
216,100		IJM Plantations BHD	198
210,704		Illovo Sugar Ltd	798
52,869	e	Imperial Sugar Co	1,057
2,589,269		Imperial Tobacco Group plc	86,203
2,226,449		InBev NV	129,218
555,978	*,e	Indofood Agri Resources Ltd	723
30,000	*,m	International Hydron	1
4,514,376		IOI Corp BHD	7,932
3,907,255		ITC Ltd	17,777
162,800	e	Ito En Ltd	2,883
188,000	e	Itoham Foods, Inc	764
79,431		J&J Snack Foods Corp	3,960
354,984		J.M. Smucker Co	27,135
1,474		Japan Tobacco, Inc	5,690
806,500	*	Japfa Comfeed Indonesia Tbk PT	469
705,021		JBS S.A.	2,430
14,230		Jinro Distillers Co Ltd	160
27,110		Jinro Ltd	886
122,000		J-Oil Mills, Inc	358
14,600		JT International Bhd	34
498,476	*	Juhayna Food Industries	464
16,168	*	Jutrzenka Holding S.A.	21
95,773	e	Kagome Co Ltd	1,747
634,518		Karuturi Global Ltd	164
35,700	*	Keck Seng Malaysia BHD	50
725,288	e	Kellogg Co	40,123
89,907	*	Kernel Holding S.A.	2,493
194,758		Kerry Group plc (Class A)	8,024
21,700		KEY Coffee, Inc	405
1,161,200		Khon Kaen Sugar Industry PCL	511
17,211		Kikkoman Corp	181
714,000		Kingway Brewery Holdings Ltd	221
438,554	e	Kirin Brewery Co Ltd	6,114
23,245	*	Koko Enterprise Co Ltd	179
127,499	e	Koninklijke Wessanen NV	524
1,027		Kook Soon Dang Brewery Co Ltd	11
5,253,879		Kraft Foods, Inc (Class A)	185,094
406,307		KS Oils Ltd	202
244,563		KT&G Corp	15,210
1,139,873		Kuala Lumpur Kepong BHD	8,374
5,670,908		Kulim Malaysia BHD	6,677
262,903		Kwality Dairy India Ltd	809
3,199		KWS Saat AG.	727

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,910	e	Lancaster Colony Corp	$4,860
189,951	e	Lance, Inc	4,109
3,681		Laurent-Perrier	521
55,406	e	Leroy Seafood Group ASA	1,304
333,000		Lien Hwa Industrial Corp	253
22,994	*,e	Lifeway Foods, Inc	257
33,192	e	Limoneira Co	750
89		Lindt & Spruengli AG.	277
39		Lindt & Spruengli AG. (Reg)	1,422
1,803,868	e	Lorillard, Inc	196,387
1,278		Lotte Chilsung Beverage Co Ltd	1,581
980		Lotte Confectionery Co Ltd	1,561
1,411		Lotte Samkang Co Ltd	503
2,589		Maeil Dairy Industry Co Ltd	29
131,869		Maple Leaf Foods, Inc	1,626
192,701		Marfrig Alimentos S.A.	1,902
273,000		Marudai Food Co Ltd	839
939,000		Maruha Nichiro Holdings, Inc	1,509
250,385		McCormick & Co, Inc	12,412
40,389		McLeod Russel India Ltd	244
1,240,580		Mead Johnson Nutrition Co	83,801
87,700	e	Megmilk Snow Brand Co Ltd	1,621
14,446		MEIJI Holdings Co Ltd	609
11,500	e	Meito Sangyo Co Ltd	150
640,000	*	Mewah International, Inc	483
43,056	e	Mgp Ingredients, Inc	375
89,677	*	MHP S.A. (GDR)	1,480
4,643	*,f	MHP S.A. (GDR) (purchased 12/20/10, cost $80)	77
96,000		Mikuni Coca-Cola Bottling Co Ltd	839
72,700		Minerva S.A.	228
124,000	e	Mitsui Sugar Co Ltd	499
249,033	e	Molson Coors Brewing Co (Class B)	11,142
236,302		Morinaga & Co Ltd	544
311,000	e	Morinaga Milk Industry Co Ltd	1,329
95,189	*	Morpol ASA	371
16,700		Muhak Co Ltd	190
1,299,599		Multiexport Foods S.A.	534
30,000		Nagatanien Co Ltd	316
46,000		Namchow Chemical Industrial Ltd	59
757		Namyang Dairy Products Co Ltd	555
52,443	e	National Beverage Corp	768
3,328	*	Naturex	289
3,989,933		Nestle S.A.	248,289
621,000		Nichirei Corp	2,653
152,000		Nippon Beet Sugar Manufacturing Co Ltd	340
233,000		Nippon Flour Mills Co Ltd	1,082
573,310		Nippon Meat Packers, Inc	8,224
314,766		Nippon Suisan Kaisha Ltd	1,035
228,000		Nisshin Oillio Group Ltd	1,093
111,025		Nisshin Seifun Group, Inc	1,388
187,040	e	Nissin Food Products Co Ltd	6,814
6,206		Nong Shim Co Ltd	1,415

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,735		Nong Shim Holdings Co Ltd	$275
54,576		Nutreco Holding NV	4,011
90,240	*,e	Omega Protein Corp	1,245
5,753		Orion Corp	2,457
65,349		Osem Investments Ltd	1,068
3,819		Ottogi Corp	506
4,873,435		Pacific Andes International Holdings Ltd	616
4,705,813	e	PAN Fish ASA	3,775
130,201	e	Parmalat S.p.A.	490
8,631,463		PepsiCo, Inc	607,915
1,153,871		Perdigao S.A.	19,593
1,522	e	Pernod-Ricard S.A.	150
9,308		Pescanova S.A.	401
144,000	m	Petra Foods Ltd	232
354,451	*	PGG Wrightson Ltd	141
1,100		Philip Morris CR	636
10,775,584	e	Philip Morris International, Inc	719,487
207,873	*,e	Pilgrim’s Pride Corp	1,125
37,162		Pinar SUT Mamulleri Sanayii AS.	368
576,431	*	Polski Koncern Miesny Duda S.A.	275
588,020		PPB Group BHD	3,356
2,734,901	*	Premier Foods plc	835
367,000		Prima Meat Packers Ltd	448
49,984	*,e	Primo Water	719
1,086,624		PT Astra Agro Lestari Tbk	2,985
10,318,000		PT Bakrie Sumatera Plantations Tbk	507
1,984,000		PT Bisi International	301
2,910,500		PT BW Plantation Tbk	405
19,013,500		PT Charoen Pokphand Indonesia Tbk	4,421
833,000		PT Gudang Garam Tbk	4,848
11,490,600		PT Indofood Sukses Makmur Tbk	7,724
4,487,500		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,221
1,025,000		PT Sampoerna Agro Tbk	413
139,900		Q.P. Corp	1,780
741,500		QL Resources BHD	781
19,517		Radico Khaitan Ltd	56
257,883		Raisio plc (V Shares)	909
103,869	*	Ralcorp Holdings, Inc	8,993
792,667		REI Agro Ltd	452
949,361	e	Remy Cointreau S.A.	79,850
956,125		Reynolds American, Inc	35,424
49,147		Robert Wiseman Dairies plc	247
21,325		Royal UNIBREW AS	1,406
63,334		Ruchi Soya Industries Ltd	140
23,187		SABMiller plc	846
2,913		Sajo Industries Co Ltd	143
42,355	e	Sakata Seed Corp	618
7,099		Samyang Corp	700
3,204		Samyang Genex Co Ltd	183
96,879	e	Sanderson Farms, Inc	4,629
42,200		Sao Martinho S.A.	652

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

449,000		Sapporo Holdings Ltd	$1,846
365,217	e	Saputo, Inc	17,612
2,559,160		Sara Lee Corp	48,598
52,046	*,e	Seneca Foods Corp	1,331
370,100	*	Shanghai Dajiang Group	155
132,000		Showa Sangyo Co Ltd	370
752,244		Shree Renuka Sugars Ltd	1,126
17,230		Silla Co Ltd	254
15,570		Sipef S.A	1,575
92,445		SLC Agricola S.A.	1,095
287,239	*	Smart Balance, Inc	1,488
1,450,181	*	Smithfield Foods, Inc	31,715
2,992		Societa per la Bonifica dei Terreni Ferraresi e ImpreseAgricole S.p.A.	107
329,002	*,e	SOS Cuetara S.A.	253
567,555		Souza Cruz S.A.	7,222
439,503	*,e	Star Scientific, Inc	1,978
43,408		Strauss Group Ltd	665
125,611		Suedzucker AG.	4,473
286,000		Super Coffeemix Manufacturing Ltd	334
419,966	e	Swedish Match AB	14,101
81,590	*,e	Synutra International, Inc	801
18,000		Taisun Enterprise Co Ltd	11
78,000		Taiyen Biotech Co Ltd	69
241,000		Takara Holdings, Inc	1,233
157,149		Tassal Group Ltd	237
134,069	*	TAT Konserve	306
1,182		Tata Coffee Ltd	22
182,002		Tata Tea Ltd	394
716,047		Tate & Lyle plc	7,082
351,900		TH Plantations BHD	238
534,200		Thai Union Frozen Products PCL	836
315,600		Thai Vegetable Oil PCL	256
216,000		Tianyi Fruit Holdings Ltd	62
352,274		Tiger Brands Ltd	10,305
2,584,000	e	Tingyi Cayman Islands Holding Corp	8,000
102,503		Tongaat Hulett Ltd	1,349
100,079	e	Tootsie Roll Industries, Inc	2,928
167,579	e	Toyo Suisan Kaisha Ltd	3,965
894,053	*,e	Treasury Wine Estates Ltd	3,260
165,940	*,e	TreeHouse Foods, Inc	9,062
22,831		Triveni Engineering & Industries Ltd	20
22,831	*,m	Triveni Engineering & Industries Ltd	15
9,130		TS Corp	167
538,000	e	Tsingtao Brewery Co Ltd	3,117
2,390,132	e	Tyson Foods, Inc (Class A)	46,416
98,703		Ulker Biskuvi Sanayi As	343
2,202,833		Unilever NV	72,298
215,522		Unilever NV (ADR)	7,080
2,219,204		Unilever plc	71,605
695,000		Uni-President China Holdings Ltd	431
5,520,382		Uni-President Enterprises Corp	8,019

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,400		United Malacca BHD	$13
106,580		United Spirits Ltd	2,342
141,768	e	Universal Corp	5,340
1,098,300		Universal Robina	1,035
137,000		Ve Wong Corp	110
213,726	e	Vector Group Ltd	3,802
6,931	e	Vilmorin & Cie	855
630,360		Vina Concha Y Toro S.A.	1,695
70,355		Viscofan S.A.	2,801
1,730,000		Vitasoy International Holdings Ltd	1,393
441,581		Viterra, Inc	4,798
2,672		Vranken - Pommery Monopole	139
8,427,000	e	Want Want China Holdings Ltd	8,193
272,000		Wei Chuan Food Corp	309
253,243	*	Westway Group, Inc	1,228
731,717	e	Wilmar International Ltd	3,237
–	e	Wimm-Bill-Dann Foods OJSC (ADR)	0	^
504,000		Xiwang Sugar Holdings Co Ltd	130
30,043	e	Yakult Honsha Co Ltd	869
161,924	e	Yamazaki Baking Co Ltd	2,168
320,000		Yantai North Andre Juice Co	13
2,431,000		YASHILI INTERNATIONAL	573
23,000		Yonekyu Corp	175
188,040		Zeder Investments Ltd	74

		TOTAL FOOD, BEVERAGE & TOBACCO	5,745,075

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
99,274	*	Abaxis, Inc	2,705
172,826	*	Abiomed, Inc	2,800
167,398	*,e	Accretive Health, Inc	4,819
283,252	*	Accuray, Inc	2,269
3,374,956	e	Aetna, Inc	148,803
258,704	*	AGFA-Gevaert NV	1,154
87,626	*	AGFA-Gevaert NV Bruessel	0	^
49,328	*	Air Methods Corp	3,687
112,091	e	Alfresa Holdings Corp	4,356
293,435	*	Align Technology, Inc	6,690
46,188	*	Alimera Sciences, Inc	376
106,692	*	Alliance Imaging, Inc	405
487,657	*,e	Allscripts Healthcare Solutions, Inc	9,470
60,897	*	Almost Family, Inc	1,669
227,198	*,e	Alphatec Holdings, Inc	791
135,098	*	Amedisys, Inc	3,598
90,353	*	American Dental Partners, Inc	1,171
318,149	*,e	Amerigroup Corp	22,420
1,317,011		AmerisourceBergen Corp	54,524
211,014		Amil Participacoes S.A.	2,481
169,445	*	AMN Healthcare Services, Inc	1,410
101,232	e	Amplifon S.p.A.	631
165,438	*	Amsurg Corp	4,323
53,915		Analogic Corp	2,835
133,567	*,e	Angiodynamics, Inc	1,901

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

260,588	e	Ansell Ltd	$3,962
336,479	*	Antares Pharma, Inc	744
4,452		Apollo Hospitals Enterprise Ltd	48
57,924		Arseus NV	953
158,818	*	Arthrocare Corp	5,316
17,100	e	As One Corp	357
84,588	e	Assisted Living Concepts, Inc (A Shares)	1,419
144,332	*,e	athenahealth, Inc	5,932
68,519	*	AtriCure, Inc	884
6,438		Atrion Corp	1,273
6,887		Audika	192
61,499		Axis-Shield plc	315
1,655,300		Bangkok Chain Hospital PCL	299
363,284		Bard (C.R.), Inc	39,910
3,188,549		Baxter International, Inc	190,325
1,111,469		Becton Dickinson & Co	95,776
116,568	*	Biolase Technology, Inc	599
1,100		BioMerieux	128
100,291	*,e	Bio-Reference Labs, Inc	2,096
180,429	*,e	BioScrip, Inc	1,171
2,503,000	*	Biosensors International Group Ltd	2,635
29,700		BML, Inc	751
7,188,894	*,e	Boston Scientific Corp	49,675
184,105	*,e	Brookdale Senior Living, Inc	4,465
413,700		Bumrungrad Hospital PCL	492
73,955	e	Cantel Medical Corp	1,990
127,462	*	Capital Senior Living Corp	1,184
2,858,870	e	Cardinal Health, Inc	129,851
165,213	*,e	CardioNet, Inc	877
65,061	*,e	Cardiovascular Systems, Inc	947
1,418,780	*	CareFusion Corp	38,548
57,187		Carl Zeiss Meditec AG.	1,275
2,311	*	CARMAT	594
145,195	*,e	Catalyst Health Solutions, Inc	8,105
135,174	*,e	CBaySystems Holdings Ltd	1,746
12,393		Celesio AG.	247
263,808	*,e	Centene Corp	9,373
806,322	*,e	Cerner Corp	49,275
184,309	*,e	Cerus Corp	553
22,650	*	CHA Bio & Diostech Co Ltd	204
132,066		Chemed Corp	8,653
55,987	*,e	Chindex International, Inc	763
1,351,047		Cigna Corp	69,484
123,417	e	CML Healthcare Income Fund	1,194
71,770	e	Cochlear Ltd	5,555
3,356		Coloplast AS (Class B)	510
4,688		Coltene Holding AG.	258
288,506	*	Community Health Systems, Inc	7,409
176,144		Compagnie Generale d’Optique Essilor International S.A.	14,292
79,182		Computer Programs & Systems, Inc	5,026
130,134	*,e	Conceptus, Inc	1,519
138,709	*,e	Conmed Corp	3,950

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,212	*,e	Continucare Corp	$910
519,647	e	Cooper Cos, Inc	41,177
40,958	*,e	Corvel Corp	1,921
1,028,583	*,e	Coventry Health Care, Inc	37,512
2,043,072		Covidien plc	108,754
22,300		Cremer S.A.	219
163,207	*,e	Cross Country Healthcare, Inc	1,240
155,840	*	CryoLife, Inc	873
26,930	*	Curexo, Inc	243
124,880	*	Cyberonics, Inc	3,490
46,006	*	Cynosure, Inc (Class A)	557
551,045	*,e	DaVita, Inc	47,726
180,516	*,e	Delcath Systems, Inc	931
604,509		Dentsply International, Inc	23,020
279,443	*,e	DexCom, Inc	4,049
365,700		Diagnosticos da America S.A.	4,921
30,665	e	DiaSorin S.p.A.	1,472
25,147		Draegerwerk AG.	2,808
5,906		Draegerwerk AG. & Co KGaA	527
84,266	*,e	DynaVox, Inc	640
919,021	*	Edwards Lifesciences Corp	80,121
128,413		Elekta AB (B Shares)	6,082
89,091	*,e	Emdeon, Inc	1,169
126,467	*,e	Emeritus Corp	2,687
213,826	*,e	Endologix, Inc	1,989
69,320		Ensign Group, Inc	2,107
300,737	*,e	EnteroMedics, Inc	815
26,239	*,e	ePocrates, Inc	484
38,443	*	Exactech, Inc	692
124,466	*,e	EXamWorks, Inc	3,160
50,000		Excelsior Medical Co Ltd	155
3,005,232	*	Express Scripts, Inc	162,223
311,500		Faber Group BHD	216
731,151		Fisher & Paykel Healthcare Corp	1,673
185,098	*	Five Star Quality Care, Inc	1,075
89,207		Fleury S.A.	1,299
72,372	*	Fortis Healthcare Ltd	263
202,626		Fresenius Medical Care AG.	15,155
129,780		Fresenius SE	13,547
10,444	e	Galenica AG.	6,694
226,688	*	Gen-Probe, Inc	15,675
138,036	*	Gentiva Health Services, Inc	2,875
1,533	e	Getinge AB (B Shares)	41
22,928	*	Given Imaging Ltd	461
279,565		GN Store Nord	2,694
16,308,212	*,e	Golden Meditech Co Ltd	2,838
133,969	*	Greatbatch, Inc	3,593
49,400		Green Hospital Supply, Inc	913
127,735	*,e	Haemonetics Corp	8,222
134,339	*,e	Hanger Orthopedic Group, Inc	3,287
149,422	*,e	Hansen Medical, Inc	510
219,200		Hartalega Holdings BHD	405

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,137,898	*,e	HCA Holdings, Inc	$37,551
764,554	*,e	Health Management Associates, Inc (Class A)	8,242
483,267	*,e	Health Net, Inc	15,508
144,940	m	Healthcare Locums plc	262
880,964	*,e	Healthsouth Corp	23,125
307,425	*,e	Healthspring, Inc	14,175
77,384	*	HealthStream, Inc	1,027
174,570	*	Healthways, Inc	2,650
49,690	*,e	HeartWare International, Inc	3,681
290,549	*,e	Henry Schein, Inc	20,800
291,564		Hill-Rom Holdings, Inc	13,424
289,000		Hitachi Medical Corp	3,237
119,667	*,e	HMS Holdings Corp	9,199
38,900		Hogy Medical Co Ltd	1,754
3,380,975	*,e	Hologic, Inc	68,194
1,318,630	e	Humana, Inc	106,202
53,257	*,e	ICU Medical, Inc	2,327
244,834	*,e	Idexx Laboratories, Inc	18,989
387,386	*,e	Immucor, Inc	7,910
25,167		Immunodiagnostic Systems Holdings plc	427
193,343	*,e	Insulet Corp	4,286
136,232	*	Integra LifeSciences Holdings Corp	6,513
266,668	*,e	Intuitive Surgical, Inc	99,231
167,876		Invacare Corp	5,572
253,308	*,e	Inverness Medical Innovations, Inc	9,276
25,315		Ion Beam Applications	252
69,571	*,e	IPC The Hospitalist Co, Inc	3,225
85,323	*,e	IRIS International, Inc	852
93,000	e	Jeol Ltd	309
32,170	*,e	Kensey Nash Corp	812
249,283	*	Kindred Healthcare, Inc	5,352
662,157	*,e	Kinetic Concepts, Inc	38,160
61,087	*,e	K-Kitz, Inc	173
241,800		Kossan Rubber Industries	250
719,100		KPJ Healthcare BHD	1,102
412,658	*,e	Laboratory Corp of America Holdings	39,941
39,219	e	Landauer, Inc	2,415
86,400		Latexx Partners BHD	63
682	*	LCA-Vision, Inc	3
62,150	*,e	LHC Group, Inc	1,433
895,317		Life Healthcare Group Holdings Pte Ltd	2,329
155,343	*	LifePoint Hospitals, Inc	6,071
298,894	e	Lincare Holdings, Inc	8,749
5,101		LVL Medical Groupe S.A.	126
165,569	*,e	Magellan Health Services, Inc	9,063
133,651	*,e	MAKO Surgical Corp	3,973
8,100		Mani, Inc	285
221,603	e	Masimo Corp	6,577
1,280,286	e	McKesson Corp	107,096
187,592	*	MedAssets, Inc	2,506
88,249	*,e	Medcath Corp	1,199
1,767,528	*	Medco Health Solutions, Inc	99,901

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

30,596		Medica	$655
106,291	*,e	Medical Action Industries, Inc	866
287,971		Mediceo Paltac Holdings Co Ltd	2,552
88,063	*,e	Medidata Solutions, Inc	2,102
3,876,121		Medtronic, Inc	149,348
215,581	*,e	Merge Healthcare, Inc	1,121
175,904	e	Meridian Bioscience, Inc	4,241
149,215	*	Merit Medical Systems, Inc	2,681
180		Message Co Ltd	566
194,220	*,e	Metropolitan Health Networks, Inc	930
151,000		Microlife Corp	268
414,000		Microport Scientific Corp	267
1,830,000	e	Mingyuan Medicare Development Co Ltd	134
38,025		Miraca Holdings, Inc	1,541
193,636	*	Molina Healthcare, Inc	5,251
53,382	*,e	MWI Veterinary Supply, Inc	4,312
12,968		Nagaileben Co Ltd	379
6,000	e	Nakanishi, Inc	618
39,730	e	National Healthcare Corp	1,969
3,974	e	National Research Corp	145
154,998	*,e	Natus Medical, Inc	2,348
98,554	*,e	Neogen Corp	4,456
364,060	*,e	Neoprobe Corp	1,209
1,435,507	e	Network Healthcare Holdings Ltd	3,180
116,900		Nichii Gakkan Co	1,039
59,400		Nihon Kohden Corp	1,479
77,767		Nikkiso Co Ltd	701
61,266	e	Nipro Corp	1,111
169,806		Nobel Biocare Holding AG.	3,463
170,140	*,e	NuVasive, Inc	5,594
281,491	*,e	NxStage Medical, Inc	5,861
208,300		Odontoprev S.A.	3,470
24,966	e	Olympus Corp	842
23,862		Omega Pharma S.A.	1,225
370,650	e	Omnicare, Inc	11,820
171,823	*	Omnicell, Inc	2,679
127,242		OPG Groep NV	2,452
82,292		Opto Circuits India Ltd	551
201,834	*,e	OraSure Technologies, Inc	1,722
258,139		Oriola-KD Oyj (B Shares)	996
30,103	e	Orpea	1,463
120,838	*	Orthofix International NV	5,132
9,784	*	Osstem Implant Co Ltd	91
304,559	e	Owens & Minor, Inc	10,504
52,264		Pacific Hospital Supply Co Ltd	209
89,265	*,e	Palomar Medical Technologies, Inc	1,007
26,700		Paramount Bed Co Ltd	742
443,312		Patterson Cos, Inc	14,581
144,019	*	Pediatrix Medical Group, Inc	10,397
155,392	*,e	PharMerica Corp	1,983
2,030		Phonak Holding AG.	190
222,000	*	Pihsiang Machinery Manufacturing Co Ltd	348

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,284,120		Primary Health Care Ltd	$4,738
4,400		Profarma Distribuidora de Produtos Farmaceuticos S.A.	42
78,338	*	Providence Service Corp	991
521,920	*,e	PSS World Medical, Inc	14,619
82,089	e	Quality Systems, Inc	7,166
529,612		Quest Diagnostics, Inc	31,300
117,609	*,e	Quidel Corp	1,782
128,130	*,e	RadNet, Inc	564
295,000		Raffles Medical Group Ltd	563
153,123		Ramsay Health Care Ltd	2,991
452,513	*,e	Resmed, Inc	14,005
174,052		Rhoen Klinikum AG.	4,201
68,372	*,e	Rockwell Medical Technologies, Inc	878
330,756	*,e	RTI Biologics, Inc	896
97,478	*,e	Rural	1,681
657,096		Ryman Healthcare Ltd	1,508
21,327		Sartorius AG.	980
10,347		Sartorius Stedim Biotech	715
422,012		Selcuk Ecza Deposu Ticaret ve Sanayi AS	565
202,905	*	Select Medical Holdings Corp	1,800
14,114,000	e	Shandong Weigao Group Medical Polymer Co Ltd	20,382
101,900		Shenzhen Accord Pharmaceutical Co Ltd	278
1,613,071		Sigma Pharmaceuticals Ltd	921
1,127,200	e	Sinopharm Group Co	3,799
156,508	*,e	Sirona Dental Systems, Inc	8,311
68,133	*	Skilled Healthcare Group, Inc (Class A)	645
47,230		Smith & Nephew plc	506
248,492	*,e	Solta Medical, Inc	686
145	e	So-net M3, Inc	1,056
370,065	e	Sonic Healthcare Ltd	5,121
56,813	*,e	SonoSite, Inc	1,998
342,858	*	Sorin S.p.A.	972
144,128	*,e	Spectranetics Corp	896
1,578,193	e	St. Jude Medical, Inc	75,249
65,000		St. Shine Optical Co Ltd	988
149,416	*,e	Staar Surgical Co	792
176,078	*,e	Stereotaxis, Inc	618
273,570	e	STERIS Corp	9,569
10,007	e	Stratec Biomedical Systems AG.	445
1,078		Straumann Holding AG.	260
1,217,210	e	Stryker Corp	71,439
85,332	*	Sun Healthcare Group, Inc	684
264,142	*,e	Sunrise Senior Living, Inc	2,517
177,700		Supermax Corp BHD	219
73,084	*,e	SurModics, Inc	811
78,319		Suzuken Co Ltd	1,807
261,556	*,e	SXC Health Solutions Corp	15,411
104,062	*	SXC Health Solutions Corp (Toronto)	6,147
206,807	*	Symmetry Medical, Inc	1,855
105,663	*	Synergetics USA, Inc	582
104,910		Synergy Healthcare plc	1,541
54,669	*,e	Synovis Life Technologies, Inc	952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

116,358	f	Synthes, Inc	$20,469
86,052		Sysmex Corp	3,237
114,786		TaiDoc Technology Corp	225
199,498	*,e	Team Health Holdings, Inc	4,491
75,972	e	Teleflex, Inc	4,639
99,500	*	Tempo Participacoes S.A.	239
1,469,015	*	Tenet Healthcare Corp	9,167
123,123		Terumo Corp	6,665
173,157	*	Thoratec Corp	5,683
65,900	e	Toho Pharmaceutical Co Ltd	657
506,900		Top Glove Corp BHD	882
43,191	*	Tornier BV	1,164
36,580	*,e	Transcend Services, Inc	1,075
335,000		Trauson Holdings Co Ltd	134
105,711	*,e	Triple-S Management Corp (Class B)	2,297
228,559	*	Unilife Corp	1,184
595,248		United Drug plc	2,045
6,415,399	e	UnitedHealth Group, Inc	330,907
149,956		Universal American Corp	1,642
271,261		Universal Health Services, Inc (Class B)	13,978
86,929	*,e	Uroplasty, Inc	652
80,510	e	US Physical Therapy, Inc	1,991
671,256	*,e	Varian Medical Systems, Inc	47,001
82,905	*,e	Vascular Solutions, Inc	1,028
260,997	*	VCA Antech, Inc	5,533
40,200	e	VITAL KSK Holdings, Inc	335
220,900	*,e	Volcano Corp	7,133
306,731	*,e	WellCare Health Plans, Inc	15,769
1,861,610	e	WellPoint, Inc	146,640
138,722	e	West Pharmaceutical Services, Inc	6,070
1,893	*,e	William Demant Holding	171
261,535	*	Wright Medical Group, Inc	3,923
30,246	e	Young Innovations, Inc	863
813,110	*	Zimmer Holdings, Inc	51,389
92,933	*	Zoll Medical Corp	5,266

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,827,053

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
6,124		Able C&C Co Ltd	149
27,700	*,e	Aderans Co Ltd	282
4,763		Amorepacific Corp	5,300
60,044	*	Atrium Innovations Inc	987
873,255		Avon Products, Inc	24,451
1,828,000	e	BaWang International Group Holding Ltd	356
495,775		Beiersdorf AG.	32,211
205,000		Biostime Internatonal Holdings Ltd	426
238,611	*,e	Central Garden and Pet Co (Class A)	2,422
72,320		China King-highway Holdings Lt	161
550,848		Church & Dwight Co, Inc	22,331
530,806		Clorox Co	35,798
1,748,957		Colgate-Palmolive Co	152,876
314,000		Coslight Technology International Group Ltd	142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

310,000		Dabur India Ltd	$792
174	e	Dr Ci:Labo Co Ltd	889
103,483	*	Elizabeth Arden, Inc	3,004
1,821	*	Emami Ltd	19
390,667	*,e	Energizer Holdings, Inc	28,269
948,978	e	Estee Lauder Cos (Class A)	99,824
72,500	e	Fancl Corp	987
77,514	e	Female Health Co	388
158,000		Grape King Industrial Co	268
1,056,500		Hengan International Group Co Ltd	9,500
30,642		Henkel KGaA	1,756
1,317,923		Henkel KGaA (Preference)	91,646
878,373		Herbalife Ltd	50,630
1,379,601		Hindustan Lever Ltd	10,620
448,225		Hypermarcas S.A.	4,222
21,089		Inter Parfums S.A.	783
92,698	e	Inter Parfums, Inc	2,135
336,044		Kao Corp	8,836
815,325		Kimberly-Clark Corp	54,268
730,479		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	4,806
38,000		Kobayashi Pharmaceutical Co Ltd	1,910
14,880		Korea Kolmar Co Ltd	91
41,500	e	Kose Corp	1,078
14,281		LG Household & Health Care Ltd	6,140
442,000	e	Lion Corp	2,452
38,320		L’Oreal S.A.	4,973
224,000	*	Magic Holdings international Ltd	123
49,479		Mandom Corp	1,360
18,949		Marico Ltd	66
249,474		Mcbride plc	554
107,195	*,e	Medifast, Inc	2,544
196,000	*	Microbio Co Ltd	282
13,300	e	Milbon Co Ltd	395
239,838		Natura Cosmeticos S.A.	5,993
830,000	e	Natural Beauty Bio-Technology Ltd	197
43,750	*,e	Nature’s Sunshine Products, Inc	852
6,392	m	Nirma Ltd	37
30,700	*	Noevir Holdings Co Ltd	349
847,678	e	Nu Skin Enterprises, Inc (Class A)	31,830
61,782	*	Nutraceutical International Corp	950
1,213,000		NVC Lighting Holdings Ltd	629
21,645	e	Oil-Dri Corp of America	464
56,663	e	Oriflame Cosmetics S.A.	2,794
5,098		Pacific Corp	1,036
29,500	e	Pigeon Corp	970
125,000	*	Pola Orbis Holdings, Inc	3,282
229,911	*	Prestige Brands Holdings, Inc	2,952
12,618,157		Procter & Gamble Co	802,135
1,740,000		PT Unilever Indonesia Tbk	3,028
267,059	e	PZ Cussons plc	1,526
3,812,688		Reckitt Benckiser Group plc	210,582
57,100	*,e	Revlon, Inc (Class A)	959

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,330,400	e	Ruinian International Ltd	$20,667
43,051	e	Schiff Nutrition International, Inc	482
83,668		Shiseido Co Ltd	1,562
69,333	*,e	Spectrum Brands, Inc	2,219
347,571	e	Uni-Charm Corp	15,185
28,823	*,e	USANA Health Sciences, Inc	902
860,000		Vinda International Holdings Ltd	968
103,017	e	WD-40 Co	4,022
607,000	*	Youyuan International Holdings Ltd	272

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,790,346

INSURANCE - 3.6%
3,766,780	e	ACE Ltd	247,929
1,068,550		Admiral Group plc	28,496
2,662,577	*	Aegon NV	18,143
3,991,685		Aflac, Inc	186,332
8,522,225	*	AIA Group Ltd	29,666
13,511		Aksigorta AS	13
12,752	*	Alleghany Corp	4,248
820,017		Allianz AG.	114,349
422,759	e	Allied World Assurance Co Holdings Ltd	24,342
3,991,905		Allstate Corp	121,873
88,520	*	Alm Brand AS	194
277,984		American Equity Investment Life Holding Co	3,533
895,629		American Financial Group, Inc	31,965
733,455	*	American International Group, Inc	21,505
12,733		American National Insurance Co	987
78,378	*	American Safety Insurance Holdings Ltd	1,500
81,173	*	Amerisafe, Inc	1,836
803,093		Amlin plc	5,235
3,289,268		AMP Ltd	17,298
112,617		Amtrust Financial Services, Inc	2,565
201,129		Anadolu Hayat Emeklilik AS	504
370,346		Anadolu Sigorta	256
708,551		AON Corp	36,349
48,126		April Group	1,353
922,843	*,e	Arch Capital Group Ltd	29,457
131,349		Argo Group International Holdings Ltd	3,904
207,659		Arthur J. Gallagher & Co	5,927
711,782	e	Aspen Insurance Holdings Ltd	18,314
947,146		Assicurazioni Generali S.p.A.	19,968
457,745		Assurant, Inc	16,602
352,600	e	Assured Guaranty Ltd	5,751
4,821,799		Aviva plc	33,941
2,608,720	e	AXA S.A.	59,218
2,597,536		Axis Capital Holdings Ltd	80,420
60,140		Bajaj Finserv Ltd	693
35,293		Baldwin & Lyons, Inc (Class B)	818
56,689		Baloise Holding AG.	5,850
1,531,173		Beazley plc	3,074
6,165,757	*	Berkshire Hathaway, Inc (Class B)	477,169
900		Brazil Insurance Participco	1,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

214,830		Brown & Brown, Inc	$5,513
9,717,071		Cathay Financial Holding Co Ltd	15,081
679,506		Catlin Group Ltd	4,381
104,000		Central Reinsurance Co Ltd	63
1,845,456	m	Chaucer Holdings plc	1,573
230,248		Chesnara plc	894
1,214,708	*,e	China Insurance International Holdings Co Ltd	2,754
11,381,419	e	China Life Insurance Co Ltd	39,297
4,920,413		China Life Insurance Co Ltd (Taiwan)	6,528
2,836,200	e	China Pacific Insurance Group Co Ltd	11,801
1,334,253		Chubb Corp	83,538
21,473	*	CIG PANNONIA LIFE INSURANCE	103
277,195	e	Cincinnati Financial Corp	8,089
180,276	*	Citizens, Inc (Class A)	1,229
26,645		Clal Insurance	653
50,188	e	CNA Financial Corp	1,458
248	*	CNIA SAADA ASSURANCE	37
449,422		CNP Assurances	9,784
1,145,598	*	Conseco, Inc	9,062
2,629,274	e	Corp Mapfre S.A.	9,755
123,301	e	Crawford & Co (Class B)	872
8,423		Dai-ichi Mutual Life Insurance Co	11,812
230,850		Delphi Financial Group, Inc (Class A)	6,743
132,131		Delta Lloyd NV	3,138
589,018		Discovery Holdings Ltd	3,358
36,051		Donegal Group, Inc (Class A)	461
78,588		Dongbu Insurance Co Ltd	4,103
98,173	*,e	eHealth, Inc	1,312
34,783	e	EMC Insurance Group, Inc	664
171,091	e	Employers Holdings, Inc	2,869
641,366	e	Endurance Specialty Holdings Ltd	26,508
29,303	*	Enstar Group Ltd	3,062
79,091	e	Erie Indemnity Co (Class A)	5,593
18,554		Euler Hermes S.A.	1,566
236,145	e	Everest Re Group Ltd	19,305
20,436		Fairfax Financial Holdings Ltd	8,179
29,619		FBD Holdings plc	307
73,843		FBL Financial Group, Inc (Class A)	2,374
420,697	e	Fidelity National Title Group, Inc (Class A)	6,622
566,522	e	First American Financial Corp	8,866
332,512	e	Flagstone Reinsurance Holdings Ltd	2,803
223,352	e	Fondiaria-Sai S.p.A RSP	440
219,275	e	Fondiaria-Sai S.p.A.	869
14,041	*	Fortegra Financial Corp	110
2,157,182		Fortis	5,843
39,579	*,e	Fpic Insurance Group, Inc	1,650
1,281,438	*	Genworth Financial, Inc (Class A)	13,173
204,319		Gjensidige Forsikring BA	2,518
479,797	e	Great-West Lifeco, Inc	12,676
120,678	*	Greenlight Capital Re Ltd (Class A)	3,173
57,430		Grupo Catalana Occidente S.A.	1,410
123,749	*	Gunes Sigorta	181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,370	*,e	Hallmark Financial Services	$593
218,508		Hannover Rueckversicherung AG.	11,364
83,605		Hanover Insurance Group, Inc	3,153
32,380	*	Hanwha Non-Life Insurance Co Ltd	296
11,401		Harel Insurance Investments & Finances Ltd	637
49,029	e	Harleysville Group, Inc	1,528
991,594	e	Hartford Financial Services Group, Inc	26,148
296,411		HCC Insurance Holdings, Inc	9,337
12,019		Helvetia Holding AG.	5,149
167,870	*	Hilltop Holdings, Inc	1,484
517,260	e	Hiscox Ltd	3,480
229,828		Horace Mann Educators Corp	3,588
67,450		Hyundai Marine & Fire Insurance Co Ltd	2,015
29,592	*,e	Independence Holding Co	309
176,193		Industrial Alliance Insurance and Financial Services, Inc	7,326
65,465	e	Infinity Property & Casualty Corp	3,578
185,212	e	ING Canada, Inc	10,639
2,204,157		Insurance Australia Group Ltd	8,058
208,033		Jardine Lloyd Thompson Group plc	2,272
18,306	e	Kansas City Life Insurance Co	570
245,510		Korea Life Insurance Co Ltd	1,784
124,560		Korean Reinsurance Co	1,631
216,552		Lancashire Holdings Ltd	2,271
21,252,413		Legal & General Group plc	40,261
159,747		Liberty Holdings Ltd	1,701
43,790		LIG Insurance Co Ltd	1,123
1,050,462	e	Lincoln National Corp	29,928
597,003	e	Loews Corp	25,128
24,010		Lotte Non-Life Insurance Co Ltd	161
289,174	e	Maiden Holdings Ltd	2,631
2,191,098	e	Manulife Financial Corp	38,803
18,501	*	Markel Corp	7,341
1,542,774		Marsh & McLennan Cos, Inc	48,119
1,394,078	e	Max Capital Group Ltd	31,088
285,065	*,e	MBIA, Inc	2,477
361,409	e	Meadowbrook Insurance Group, Inc	3,582
483,776	e	Mediolanum S.p.A.	2,233
29,995	*	Menorah Mivtachim Holdings Ltd	328
48,793		Mercury General Corp	1,927
52,575		Meritz Fire & Marine Insurance Co Ltd	650
6,329,199		Metlife, Inc	277,663
1,823,621		Metropolitan Holdings Ltd	4,588
352,760		Migdal Insurance Holdings Ltd	616
2,410,779	e	Milano Assicurazioni S.p.A.	1,345
1,145,278		Millea Holdings, Inc	32,061
255,643		Mitsui Sumitomo Insurance Group Holdings, Inc	5,984
353,012	e	Montpelier Re Holdings Ltd	6,354
301,354		Muenchener Rueckver AG.	46,003
253,513	*,e	National Financial Partners Corp	2,926
39,025	e	National Interstate Corp	894
10,850		National Western Life Insurance Co (Class A)	1,730
66,028	*,e	Navigators Group, Inc	3,103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

732,490		NKSJ Holdings, Inc	$4,835
4,662,083		Old Mutual plc	9,980
500,160		Old Republic International Corp	5,877
83,318	e	OneBeacon Insurance Group Ltd (Class A)	1,116
911,226		PartnerRe Ltd	62,738
484,316	*	Phoenix Cos, Inc	1,191
79,180		Phoenix Holdings Ltd	268
5,863,000	*,e	PICC Property & Casualty Co Ltd	10,015
2,560,500	e	Ping An Insurance Group Co of China Ltd	26,557
171,270		Platinum Underwriters Holdings Ltd	5,693
335,931		Porto Seguro S.A.	5,231
424,311	e	Power Corp Of Canada	11,830
548,460	e	Power Financial Corp	16,912
80,334		Powszechny Zaklad Ubezpieczen S.A.	10,981
340,255	*,e	Premafin Finanziaria S.p.A.	279
104,166	e	Presidential Life Corp	1,087
142,094	e	Primerica, Inc	3,122
780,983	e	Principal Financial Group	23,758
136,306	*	ProAssurance Corp	9,541
1,233,111		Progressive Corp	26,364
164,460		Protective Life Corp	3,804
5,260,405		Prudential Financial, Inc	334,510
4,350,195		Prudential plc	50,231
82,118,500	*	PT Panin Life Tbk	1,707
2,504,834		QBE Insurance Group Ltd	46,490
475,835		Reinsurance Group of America, Inc (Class A)	28,959
509,770	e	RenaissanceRe Holdings Ltd	35,658
3,984,749		Resolution Ltd	18,784
76,858	e	RLI Corp	4,759
1,178,575		RMI Holdings	2,153
3,034,314		Royal & Sun Alliance Insurance Group plc	6,563
52,852	e	Safety Insurance Group, Inc	2,222
302,807		Sampo Oyj (A Shares)	9,776
51,912		Samsung Fire & Marine Insurance Co Ltd	12,079
71,457		Samsung Life Insurance Co Ltd	6,375
3,578,157		Sanlam Ltd	14,593
23,888		Santam Ltd	463
18,007		Schweizerische National-Versicherungs-Gesellschaft	714
670,216		SCOR	19,023
94,839	e	SeaBright Insurance Holdings, Inc	939
293,715		Selective Insurance Group, Inc	4,779
8,277,473	*	Shin Kong Financial Holding Co Ltd	3,571
165,000		Shinkong Insurance Co Ltd	129
54,429		Societa Cattolica di Assicurazioni SCRL	1,323
896,903		Sony Financial Holdings, Inc	16,216
268,806		St. James’s Place plc	1,464
85,622		Stancorp Financial Group, Inc	3,612
1,644,268	e	Standard Life plc	5,557
88,641	e	State Auto Financial Corp	1,545
73,694	e	Stewart Information Services Corp	739
596,945	e	Storebrand ASA	5,077
330,500		Sul America SA	4,151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,228,030	e	Sun Life Financial, Inc	$36,989
2,602,581		Suncorp-Metway Ltd	22,749
37,194		Swiss Life Holding	6,100
992,713	*	Swiss Re Ltd	55,743
313,570		Symetra Financial Corp	4,211
194,693		T&D Holdings, Inc	4,634
427,000		Taiwan Fire & Marine Insurance Co	369
621,000		Taiwan Life Insurance Co Ltd	671
68,090		Tong Yang Life Insurance	808
19,434	*,e	Topdanmark AS	3,629
378,132	e	Torchmark Corp	24,253
188,654	e	Tower Group, Inc	4,494
256,704		Tower Ltd	323
118,091		Transatlantic Holdings, Inc	5,788
833,761		Travelers Cos, Inc	48,675
28,879	e	TrygVesta AS	1,668
1,349,909		Unipol Gruppo Finanziario S.p.A.	735
2,076,404		Unipol S.p.A.	848
60,786	*,e	United America Indemnity Ltd	1,348
108,992		United Fire & Casualty Co	1,893
99,892		Unitrin, Inc	2,964
159,020	e	Universal Insurance Holdings, Inc	743
1,251,030	e	UnumProvident Corp	31,876
931,088	e	Validus Holdings Ltd	28,817
61,412		Vittoria Assicurazioni S.p.A.	344
214,740		W.R. Berkley Corp	6,966
12,988		White Mountains Insurance Group Ltd	5,457
82,734	e	Wiener Staedtische Allgemeine Versicherung AG.	4,547
2,628,525	e	XL Capital Ltd	57,775
33,370		Yapi Kredi Sigorta AS.	325
138,941		Zurich Financial Services AG.	35,158

		TOTAL INSURANCE	4,051,053

MATERIALS - 7.1%
157,493	e	A. Schulman, Inc	3,967
9,763	e	Acerinox S.A.	178
381,000		ACHEM Technology Corp	223
270,000		Achilles Corp	377
114,220		Adana Cimento	326
139,600		ADEKA Corp	1,417
1,111,133		Adelaide Brighton Ltd	3,694
4,898		Adhunik Metaliks Ltd	9
768,606		Aditya Birla Minerals Ltd	1,266
29,781	*	Advanced Metallurgical Group NV	557
47,153	*	Advansa Sasa Polyester Sanayi AS.	68
110,237	e	Aeci Ltd	1,376
9,295		Aekyung Petrochemical Co Ltd	428
25,516	*	AEP Industries, Inc	745
170,297		African Barrick Gold Ltd	1,133
307,658	*	African Minerals Ltd	2,558
73,742		African Oxygen Ltd	214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

171,546		African Rainbow Minerals Ltd	$4,789
89		Afyon Cimento Sanayi TAS	7
174,506		Agnico-Eagle Mines Ltd	11,034
104,937		Agrium, Inc	9,209
308,663		Agrium, Inc (Toronto)	27,104
242,000		Aichi Steel Corp	1,658
66,721		Air Liquide	9,559
623,035		Air Products & Chemicals, Inc	59,550
99,124		Air Water, Inc	1,194
152,661		Airgas, Inc	10,692
212,366		AK Steel Holding Corp	3,347
94,498		Akcansa Cimento AS	420
497,735		Akzo Nobel NV	31,447
249,470		Alamos Gold, Inc	4,131
352,117		Albemarle Corp	24,366
15,645	*	Alchemia S.A.	49
2,237,942		Alcoa, Inc	35,494
18,251		Alexandria Mineral Oils Co	202
252,675	*	Alkane Resources Ltd	588
276,937		Allegheny Technologies, Inc	17,577
167,371	*	Allied Nevada Gold Corp	5,920
174,690	e	Altri SGPS S.A.	369
455,836		Alumina Ltd	1,044
5,576,000	e	Aluminum Corp of China Ltd	4,803
928,473		Ambuja Cements Ltd	2,781
103,675	e	AMCOL International Corp	3,956
867,086		Amcor Ltd	6,719
113,931		American Vanguard Corp	1,478
192,075	*,e	Ampella Mining Ltd	384
1,835,000		AMVIG Holdings Ltd	1,383
218,448		Anadolu Cam Sanayii AS	531
299,500	*	Anatolia Minerals Development Ltd	2,509
1,730,720	e	Angang New Steel Co Ltd	1,905
8,306		Anglo American plc	412
2,932,864		Anglo American plc (London)	145,451
176,648	e	Anglo Platinum Ltd	16,438
543,836		AngloGold Ashanti Ltd	22,941
3,615,804	e	Anhui Conch Cement Co Ltd	17,017
129,500		ANN JOO Resources BHD	120
1,760,728		Antofagasta plc	39,402
138,730	*	Anvil Mining Ltd	880
58,000	*,e	APERAM	1,873
127,070		Aptargroup, Inc	6,651
800,010		Aquarius Platinum Ltd	4,067
347,782	*,e	Arafura Resources Ltd	275
92,381		ArcelorMittal	3,213
110,780		Arch Chemicals, Inc	3,815
525,159		Arkema	54,014
2,245,451	e	Asahi Kasei Corp	15,132
94,000		Asahi Organic Chemicals Industry Co Ltd	262
2,360,801		Ashland, Inc	152,555
1,340,500		Asia Cement China Holdings Corp	1,053

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,520		Asia Cement Co Ltd	$206
2,676,070		Asia Cement Corp	3,832
108,000		Asia Polymer	177
33,068		Asian Paints Ltd	2,360
85,990		Associated Cement Co Ltd	1,832
845,814	*	Aston Resources Pty Ltd	7,947
677,200	*	Atlas Consolidated Mining & Development	325
883,386	*,e	Atlas Iron Ltd	3,560
119,700	*	Augusta Resource Corp	552
186,194	*,e	Aura Minerals, Inc	386
19,679		Auriga Industries (Class B)	335
221,111	*	Aurizon Mines Ltd	1,238
605,896		Ausdrill Ltd	2,162
125,200	*,e	Avalon Ventures Ltd	870
1,306,400	*	Avion Gold Corp	2,628
231,192	*	Avocet Mining plc	798
281,099	*	AZ Electronic Materials S.A.	1,380
803,235	*	B2Gold Corp	2,715
439		Bagfas Bandirma Gubre Fabrik	42
121,640		Balchem Corp	5,325
736,872		Ball Corp	28,339
264,598		Ballarpur Industries Ltd	196
243,100	*	Banro Corp	923
1,272,656		Barrick Gold Corp	57,638
1,913,992		Barrick Gold Corp (Canada)	86,902
1,658,934		BASF AG.	162,611
2,138		BASF India Ltd	29
759,728	*	Bathurst Resources Ltd	842
41,325		Baticim Bati Anadolu Cimento Sanayii AS.	221
3,866		Bayer CropScience Ltd	74
1,728,500	e	BBMG Corp	2,587
751,278	*,e	Beadell Resources Ltd	687
197,695		Bemis Co, Inc	6,678
31,929		Berger Paints India Ltd	71
4,320,036	e	BHP Billiton Ltd	204,168
2,874,773		BHP Billiton plc	112,960
2,626,936		Bhushan Steel Ltd	25,846
279,401	e	Billerud AB	2,926
1,933		Birla Corp Ltd	14
231,756		BlueScope Steel Ltd	302
1,630	*	BNG Steel Co Ltd	29
506,940	e	Boise, Inc	3,949
851,037	e	Boliden AB	15,717
236,228		Bolu Cimento Sanayii	229
497,825	e	Boral Ltd	2,360
1,067,000	*	Borneo Lumbung Energi & Metal	175
10,943		Borusan Mannesmann Boru Sanayi	186
3,350,289	*	Boryszew S.A.	1,112
397,293		Bradespar S.A.	10,081
429,128		Braskem S.A.	6,129
1,400		Braskem S.A. (ADR)	41
118,620	*	Brockman Resources Ltd	371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

102,575	*,e	Brush Engineered Materials, Inc	$3,792
195,683		Buckeye Technologies, Inc	5,280
107,036		Bursa Cimento	340
102,997	e	Buzzi Unicem S.p.A.	1,438
120,825		Buzzi Unicem S.p.A. RSP	940
8,100		C Uyemura & Co Ltd	363
421,791		Cabot Corp	16,817
217,668	*,e	Caledon Resources plc	388
527,919	*,e	Calgon Carbon Corp	8,975
252,168	*	Canfor Corp	2,758
130,900		CANFOR PULP PRODUCTS	2,372
123,846		CAP S.A.	5,909
20,700		Capro Corp	630
532,411	*	Capstone Mining Corp	1,982
85,759		Carpenter Technology Corp	4,947
93,652		Cascades, Inc	620
87,036	*,e	Castle (A.M.) & Co	1,446
55,181		CCL Industries	1,897
809,499		Celanese Corp (Series A)	43,154
81,180		Cementir S.p.A.	224
366,498		Cementos Argos S.A.	2,337
91,482		Cementos Lima S.A.	78
15,268	e	Cementos Portland Valderrivas S.A.	285
20,047,931	*,e	Cemex S.A. de C.V.	17,226
1,353,317	*	Centamin Egypt Ltd	2,733
428,375		Centerra Gold, Inc	7,107
265,646	*,e	Century Aluminum Co	4,157
96,232		Century Textile & Industries Ltd	761
941,894		CF Industries Holdings, Inc	133,438
339,883		Chambal Fertilizers & Chemicals Ltd	615
27,164	e	Chase Corp	455
64,791		Cheil Industries, Inc	7,771
400,069	*	Chemtura	7,281
1,338,000		Cheng Loong Corp	635
786,000		Chia Hsin Cement Corp	496
504,000		Chiho-Tiande Group Ltd	393
8,804,000	e	China BlueChemical Ltd	7,299
198,000	e,m	China Forestry Holdings Ltd	75
59,000		China General Plastics Corp	25
794,000		China Glass Holdings Ltd	315
20,000	*	China Glaze Co Ltd	14
8,768,000	*,e	China Grand Forestry Resources Group Ltd	180
142,000	*	China Hi-ment Corp	212
529,000	*	China Manmade Fibers Corp	231
261,000		China Metal Products	301
8,982,200	e	China Metal Recycling Holdings Ltd	10,959
4,994,000	*	China Mining Resources Group Ltd	75
4,725,722	e	China National Building Material Co Ltd	9,330
646,000		China Nickel Resources Holding Co Ltd	78
3,176,000	*	China Petrochemical Development Corp	3,644
1,488,000	*,e	China Precious Metal Resources Holdings Co Ltd	324
692,000	*,e	China Rare Earth Holdings Ltd	222

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,544,000	e	China Resources Cement Holdings Ltd	$3,348
673,000		China Sanjiang Fine Chemicals	241
3,078,000		China Shanshui Cement Group Ltd	3,571
145,000		China Steel Chemical Corp	777
13,553,279		China Steel Corp	16,345
806,000		China Sunshine Paper Holdings Co Ltd	204
640,000		China Synthetic Rubber Corp	672
6,700,000	*	China Timber Resources Group Ltd	294
663,000	e	China Vanadium Titano-Magnetite Mining Co Ltd	255
568,000	m	China XLX Fertiliser Ltd	174
7,288,600	e	China Zhongwang Holdings Ltd	3,209
404,000	*,e	Chongqing Iron & Steel Co Ltd	90
1,364,278		Christian Hansen Holding	32,416
1,076,000		Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd	452
111,000	e	Chuetsu Pulp & Paper Co Ltd	186
77,000		Chugoku Marine Paints Ltd	603
813,000		Chun Yuan Steel	424
975,000	*	Chung Hung Steel Corp	501
142,000	*	Chung Hwa Pulp Corp	74
296,613		Cia de Minas Buenaventura S.A. (ADR) (Series B)	11,265
335,969	*	Cia Minera Atacocha S.A.	131
175,000	*	Cia Minera Autlan SAB de C.V.	386
926,236		Cia Siderurgica Nacional S.A.	11,389
53,623	*	Ciech S.A.	461
10,067		Ciments Francais S.A.	1,068
51,713	e	Cimpor Cimentos de Portugal S.A.	395
90,347		Cimsa Cimento Sanayi Ve Tica	482
583,000	*	Citic Dameng Holdings	169
2,273,251	*	Clariant AG.	43,490
2,984		Clariant Chemicals India Ltd	50
55,489	*	Clearwater Paper Corp	3,789
883,370		Cleveland-Cliffs, Inc	81,667
198,500	*	Cline Mining Corp	471
498,261	*,e	Coal of Africa Ltd	581
485,699	*	Coeur d'Alene Mines Corp	11,783
128,700	*	Colossus Minerals, Inc	934
221,453		Commercial Metals Co	3,178
86,132	*	Companhia Vale do Rio Doce	0	^
345,860		Companhia Vale do Rio Doce (ADR)	11,050
83,003		Compania de Minas Buenaventura S.A.	3,109
144,323		Compass Minerals International, Inc	12,422
188,566		Confab Industrial S.A.	520
129,100	*	Copper Mountain Mining Corp	1,000
28,508		Coromandel International Ltd	224
233,245		Corp Aceros Arequipa S.A.	200
132,600	*	Corp Durango SAB de C.V.	113
599,000		CPMC Holdings Ltd	328
202,388		CRH plc	4,485
280,477		Croda International plc	8,495
97,200	*	Cronus Resources Ltd	740
937,767	*,e	Crown Holdings, Inc	36,403

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

375,800		CSC Steel Holdings BHD	$203
1,654,580		CSG Holding Co Ltd	1,862
140,972	*	Cudeco Ltd	487
799,557		Cytec Industries, Inc	45,727
390,000	*	DA MING INTERNATIONAL HOLD	126
38,270		Daechang Ind Co Ltd	65
26,800		Daehan Steel Co Ltd	196
144,000	e	Dai Nippon Toryo Co Ltd	174
794,246		Daicel Chemical Industries Ltd	5,247
82,169	e	Daido Steel Co Ltd	550
91,000		Daiken Corp	285
201,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	991
1,165,845		Dainippon Ink and Chemicals, Inc	2,762
107,872	e	Daio Paper Corp	862
90,000		Daiso Co Ltd	327
272,800	*	Danhua Chemical Technology Co Ltd	245
23,778		DC Chemical Co Ltd	9,018
8,695		Deepak Fertilizers & Petrochemicals Corp Ltd	32
46,185	e	Deltic Timber Corp	2,480
923,696		Denki Kagaku Kogyo KK	4,453
398,009	*	Detour Gold Corp	11,534
498,515	*	Discovery Metals Ltd	648
469,318		Domtar Corporation	44,454
9,110	*	Dongbu HiTek Co Ltd	85
19,470		Dongbu Steel Co Ltd	167
4,727		Dongil Industries Co Ltd	320
48,145		Dongjin Semichem Co Ltd	258
56,642		Dongkuk Industries Co Ltd	197
54,960		Dongkuk Steel Mill Co Ltd	2,123
639,000	e	Dongyue Group	705
6,651,058		Dow Chemical Co	239,438
312,000		Dowa Holdings Co Ltd	1,936
500,308	e	DRDGOLD Ltd	242
1,069,614		DS Smith plc	4,323
466,893		DSM NV	30,300
2,594,957		Du Pont (E.I.) de Nemours & Co	140,257
501,860	e	DuluxGroup Ltd	1,518
138,400	*	Dundee Precious Metals, Inc	1,121
327,500		Dynasty Ceramic PCL	499
237,990	e	Eagle Materials, Inc	6,633
27,000		Earth Chemical Co Ltd	938
1,182,185	*	Eastern Platinum Ltd	981
634,657		Eastman Chemical Co	64,779
1,072,433	e	Ecolab, Inc	60,464
423,015	*,e	ECU Silver Mining, Inc	404
120,000	*	EFUN Technologies Co Ltd	126
1,045		EG Corp	30
2,735	*	Egyptian Financial & Industrial Co	7
8,574		EID Parry India Ltd	48
356,771	*	El Ezz Steel Co	635
568,742		Eldorado Gold Corp	8,392
620,438		Elementis plc	1,718

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

206,500		Empresas CMPC S.A.	$11,020
11,236	*	EMS-Chemie Holding AG.	2,285
120,000	*	Endeavour Silver Corp	1,010
27,340	e	Eramet	9,046
146,673	*	Ercros S.A.	205
1,331,604		Eregli Demir ve Celik Fabrikalari TAS	3,400
964,757		Eternal Chemical Co Ltd	1,091
65,900		Eternit S.A.	407
41,223	*	Eugene Corp	140
580,355		Eurasian Natural Resources Corp	7,282
164,098	*	European Goldfields Ltd	1,718
475,400		Evergreen Fibreboard BHD	186
341,000		Everlight Chemical Industrial Corp	322
32,909	*,f	Evraz Group S.A. (GDR) (purchased 01/07/11, cost $1,245)	1,025
96,100	*	Exeter Newco	1,237
112,100	*	Exeter Resource Corp	466
578,050		Feng Hsin Iron & Steel Co	1,100
60,900		Ferbasa-Ferro Ligas DA Bahia	427
370,015		Ferrexpo plc	2,793
2,272,769	*	Ferro Corp	30,546
169,072		Fertilizantes Fosfatados S.A.	2,558
34,400	*	Fertilizantes Heringer S.A.	217
233,359		Fibria Celulose S.A.	3,073
51,500		Fibria Celulose S.A. (ADR)	679
439,625		Filtrona plc	2,594
21,015		Finolex Industries Ltd	35
234,200	*	First Majestic Silver Corp	4,332
166,143		First Quantum Minerals Ltd	24,224
108,216	e	Fletcher Building Ltd	772
1,273,299	e	Fletcher Building Ltd	9,112
206,494	*,e	Flotek Industries, Inc	1,759
150,267	e	FMC Corp	12,926
20,530	*	Foosung Co Ltd	166
5,956,733		Formosa Chemicals & Fibre Corp	22,229
8,301,091		Formosa Plastics Corp	29,999
212,000		Formosan Rubber Group, Inc	224
602,000	*	Formosan Union Chemical	405
4,651,886		Fortescue Metals Group Ltd	31,919
16,200	*	Fortress Paper Ltd	619
354,400	*	Fortuna Silver Mines, Inc	1,852
4,006,200		Fosun International	3,061
22,400		FP Corp	1,389
135,283	e	Franco-Nevada Corp	5,050
5,781,678	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	305,850
267,214		Fresnillo plc	6,019
305,000	*	Froch Enterprise Co Ltd	155
61,952		Frutarom Industries Ltd	639
24,282		Fuchs Petrolub AG.	1,259
52,371		Fuchs Petrolub AG. (Preference)	2,915
1,154,000		Fufeng Group Ltd	750
26,652		Fuji Seal International, Inc	586
23,200		Fujimi, Inc	278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

261,000	e	Furukawa-Sky Aluminum Corp	$935
5,083,800		Fushan International Energy Group Ltd	3,118
81,849	*	FutureFuel Corp	991
10,974,800	*	G J Steel PCL	79
5,146,900	*	G Steel PCL	95
280,470	*	Gabriel Resources Ltd	1,937
191,672	*	Gammon Gold, Inc	2,107
148,413	*	Gem Diamonds Ltd	546
281,896	*,e	General Moly, Inc	1,257
1,908,642	*,a,e	Georgia Gulf Corp	46,075
21,800	e	Gerdau S.A. (ADR)	229
1,084,802		Gerdau S.A. Preference	11,330
717,281	*,e	Gindalbie Metals Ltd	647
29,594		Givaudan S.A.	31,307
271,018		Glatfelter	4,168
477,200	*	Gleichen Resources Ltd	861
162,549	*,e	Glencore International AG.	1,281
265,471	e	Globe Specialty Metals, Inc	5,952
62,000	*	Gloria Material Technology Corp	71
230,000	e	Godo Steel Ltd	609
22,641	*	Godrej Industries Ltd	105
940,575		Gold Fields Ltd	13,796
117,578	*,e	Gold Resource Corp	2,931
1,089,417		Goldcorp, Inc	52,694
45,099	*,e	Golden Minerals Co	802
1,380,566	*	Golden Star Resources Ltd	3,037
363,238	*	Golden Star Resources Ltd (Toronto)	798
4,040,800		Goldsun Development & Construction Co Ltd	2,031
348		Goltas Cimento	14
113,891	*,e	Graham Packaging Co, Inc	2,872
675,000		Grand Pacific Petrochemical	421
134,200	*	Grande Cache Coal Corp	1,223
326,968	*	Grange Resources Ltd	185
658,243	*	Graphic Packaging Holding Co	3,581
3,591		Grasim Industries Ltd	169
486,455	*	Great Basin Gold Ltd	999
90,000		Great China Metal Industry	118
197,748	*,b,e	Great Southern Ltd	0	^
299,000	*	Greatview Aseptic Packaging Co	181
71,071		Greif, Inc (Class A)	4,622
101,421	*	Greystar Resources Ltd	287
550,289		Grupo Empresarial Ence S.A.	2,174
4,975,180		Grupo Mexico S.A. de C.V. (Series B)	16,483
132,300	*,e	Grupo Simec SAB de C.V.	334
341,652	*,e	Gryphon Minerals Ltd	666
12,396	*	Gubre Fabrikalari TAS	111
32,601		Gujarat Flourochemicals	285
72,652		Gujarat Mineral Development Corp Ltd	245
24,544		Gujarat Narmada Valley Fertilizers Co Ltd	55
335,249		Gujarat NRE Coke Ltd	364
27,400		Gujarat State Fertilisers & Chemicals Ltd	218
72,000		Gun-Ei Chemical Industry Co Ltd	198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,116,712	*,e	Gunns Ltd	$326
1,584	*,m	Gunns Ltd (Forest)	100
547		Gurit Holding AG.	354
105,742	*	Guyana Goldfields, Inc	751
19,660		H&R WASAG AG.	570
317,478	e	H.B. Fuller Co	7,753
2,873	*	Hadera Paper Ltd	200
11,600		Han Kuk Carbon Co Ltd	64
123,638	*,e	Hanfeng Evergreen, Inc	578
7,670		Hanil Cement Manufacturing	333
26,828		Hanjin P&C Co Ltd	189
320		Hankuk Paper Manufacturing Co Ltd	5
12,080		Hansol Chemical Co Ltd	199
14,300		Hansol Paper Co	126
145,538		Hanwha Chemical Corp	6,914
96,437		Hanwha Corp	4,427
514,222		Harmony Gold Mining Co Ltd	6,798
120,924	*	Harry Winston Diamond Corp	2,009
42,335	e	Hawkins, Inc	1,533
68,259	e	Haynes International, Inc	4,227
268,485	*,e	Headwaters, Inc	840
1,442,595	*,e	Hecla Mining Co	11,094
35,030		HeidelbergCement AG.	2,240
10,260	*	HeidelbergCement India Ltd	9
2,139,000	e	Hidili Industry International Development Ltd	1,857
747,000	*	High River Gold Mines Ltd	906
165,914	*	Highland Gold Mining Ltd	474
19,384	*	Highveld Steel and Vanadium Corp Ltd	155
103,174		Hill & Smith Holdings plc	576
1,553,666		Hindalco Industries Ltd	6,299
268,282		Hitachi Chemical Co Ltd	5,323
19,268	e	Hitachi Metals Ltd	272
291,000	*	Ho Tung Chemical Corp	192
314,087	e	Hochschild Mining plc	2,315
61,512	e	Hoganas AB (Class B)	2,460
395,429		Hokuetsu Paper Mills Ltd	2,420
2,658,000		Holcim Indonesia Tbk PT	683
110,322		Holcim Ltd	8,343
36,722		Holmen AB (B Shares)	1,145
30,814		Honam Petrochemical Corp	11,477
190,475	*,e	Horsehead Holding Corp	2,537
49,000		Hsin Kuang Steel Co Ltd	53
2,863,000	e	Huabao International Holdings Ltd	2,605
311,500		Huaxin Cement Co Ltd	776
477,300	*	Hubei Sanonda Co Ltd	202
32,060		Huchems Fine Chemical Corp	775
341,292	e	HudBay Minerals, Inc	5,096
161,921		Huhtamaki Oyj	2,069
25,701	*	Hulamin Ltd	29
1,100,000	*,e	Hunan Non-Ferrous Metal Ltd	395
5,329,630	e	Huntsman Corp	100,464
33,752		Hyosung Corp	2,911

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

43,060		Hyundai Hysco	$2,072
109,621		Hyundai Steel Co	13,363
382,432		IAMGOLD Corp	7,193
99,797		Iluka Resources Ltd	1,805
254,183		Imdex Ltd	588
31,733		Imerys S.A.	2,232
856,967		Impala Platinum Holdings Ltd	23,125
36,500	*	Imperial Metals Corp	733
343,684		Impexmetal S.A.	627
3,096,993		Incitec Pivot Ltd	12,898
172,891		Independence Group NL	1,050
96,426		India Cements Ltd	154
353,408	*	Indophil Resources NL	143
368,800		Indorama Ventures PCL	561
2,146,978		Indorama Ventures PCL	3,263
133,900	*	Industrias CH SAB de C.V.	499
177,650		Industrias Penoles S.A. de C.V.	6,696
107,621	e	Inmet Mining Corp	7,744
110,988		Innophos Holdings, Inc	5,416
99,843	*	Innospec, Inc	3,356
994,363	*	Integra Mining Ltd	470
149,850	e	International Flavors & Fragrances, Inc	9,626
1,868,951	e	International Paper Co	55,733
93,505	*	International Tower Hill Mines Ltd	706
536,118	*,e	Intrepid Mines Ltd	820
98,510	*,e	Intrepid Potash, Inc	3,202
488,456		Inversiones Argos S.A.	5,274
1,354,000	*	IRC Ltd	311
441,000	*,e	Ishihara Sangyo Kaisha Ltd	545
1,048,831	*	Ispat Industries Ltd	452
670,945		Israel Chemicals Ltd	10,707
2,404		Israel Corp Ltd	2,628
14,880		ISU Chemical Co Ltd	384
96,712	e	Italcementi S.p.A.	905
188,269		Italcementi S.p.A. RNC	835
9,144	e	Italmobiliare S.p.A.	334
38,710		Italmobiliare S.p.A. RSP	900
114,249	*	Ivanhoe Australia Ltd	295
370,940	*	Ivanhoe Mines Ltd	9,373
34,318	*	Izmir Demir Celik Sanayi AS	81
459,200	*,e	Jaguar Mining, Inc	2,195
115,800	*,e	Jaguar Mining, Inc (Toronto)	552
155,269		JAI Corp Ltd	425
299,688	*,e	James Hardie Industries NV	1,899
71,420		JFE Holdings, Inc	1,964
2,172,000		Jiangxi Copper Co Ltd	7,262
60,193		Jindal Poly Films Ltd	396
74,004		Jindal Saw Ltd	263
15,378	*	Jindal South West Holdings Ltd	336
530,191		Jindal Steel & Power Ltd	7,758
218,000	*	Jinshan Gold Mines, Inc	850
18,335		Johnson Matthey plc	579

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,009	*	JSL Ltd	$20
26,900		JSP Corp	451
275,394		JSR Corp	5,338
144,832		JSW Steel Ltd	2,869
398,992	*	Jupiter Mines Ltd	192
151,122		K+S AG.	11,604
587,955	*,e	Kagara Zinc Ltd	363
65,137	e	Kaiser Aluminum Corp	3,558
176,513	*,e	Kalahari Minerals plc	662
246,663		Kaneka Corp	1,621
301,684	e	Kansai Paint Co Ltd	2,749
56,000		Kanto Denka Kogyo Co Ltd	409
195,655	*,e	Kapstone Paper and Packaging Corp	3,242
12,637	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A)	9
42,920	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	25
384		Kartonsan Karton Sanayi	49
34,571	e	Kazakhmys plc	766
100,500	*	Keegan Resources, Inc	779
161,229		Kemira Oyj	2,796
15,377		Kemrock Industries & Exports Ltd	178
386,175		KGHM Polska Miedz S.A.	27,736
588,400		Kian JOO CAN Factory BHD	414
171,499	e	Kingsgate Consolidated Ltd	1,476
205,539	*	Kingsrose Mining Ltd	293
1,483,671		Kinross Gold Corp	23,429
863,900		Kinsteel BHD	208
79,538	*	Kirkland Lake Gold, Inc	1,254
11,450		KISCO Corp	333
2,650		KISCO Holdings Co Ltd	97
11,720		KISWIRE Ltd	528
705,265		Klabin S.A.	2,621
781,763		KME Group S.p.A.	380
25,634	e	KMG Chemicals, Inc	432
35,000		Koatsu Gas Kogyo Co Ltd	190
2,395,960		Kobe Steel Ltd	5,449
8,750		Kolon Corp	236
18,092		Kolon Industries, Inc	1,752
2,330		Kolon Industries, Inc	57
437		Konya Cimento Sanayii	74
140,478		Koppers Holdings, Inc	5,328
14,117		Korea Kumho Petrochemical	3,123
1,864		Korea Petrochemical Ind Co Ltd	271
12,372		Korea Zinc Co Ltd	4,766
15,672	*	Koza Anadolu Metal Madencilik Isletmeleri AS	47
64,390		KP Chemical Corp	1,491
3,363		KPX Chemical Co Ltd	198
5,831		KPX Fine Chemical	221
5,989,500		Krakatau Steel	728
146,052	*,e	Kraton Polymers LLC	5,721
43,895		Kronos Worldwide, Inc	1,380

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

109,000	e	Krosaki Harima Corp	$467
8,380		Kukdo Chemical Co Ltd	557
211,833	e	Kumba Iron Ore Ltd	15,183
308,601	e	Kumba Resources Ltd	8,169
54,000	e	Kumiai Chemical Industry Co Ltd	157
743,688		Kuraray Co Ltd	10,895
163,000		Kureha CORP	800
21,200	e	Kyoei Steel Ltd	323
3,550,742	*	La Seda de Barcelona S.A. (Class B)	447
41,800	*	Labrador Iron Mines Holdings Ltd	531
552,120		Lafarge Malayan Cement BHD	1,364
11,726	e	Lafarge S.A.	747
495,100	*	Lake Shore Gold Corp	1,443
116,857	*,e	Landec Corp	771
2,161,306		Lanxess AG.	177,289
1,022,000	e	Lee & Man Holding Ltd	1,212
2,537,000	e	Lee & Man Paper Manufacturing Ltd	1,554
690,958		LEE Chang Yung Chem IND Corp	1,564
94,364		LG Chem Ltd	43,365
14,386		LG Chem Ltd	2,236
76,815		Linde AG.	13,477
110,000		Lingbao Gold Co Ltd	67
260,800		Lingui Development BHD	160
110,500		Lintec Corp	3,118
395,900		Lion Industries Corp BHD	247
25,440		Lock & Lock Co Ltd	1,037
137,345	*,e	London Mining plc	789
573,000		Long Chen Paper Co Ltd	225
7,312		Lonmin plc	171
894,000		Loudong General Nice Resources China Holdings Ltd	117
1,204,102	*,e	Louisiana-Pacific Corp	9,801
122,499	*	LSB Industries, Inc	5,258
172,950		Lubrizol Corp	23,222
142,000		Luks Group Vietnam Holdings Ltd	38
1,820,000	e	Lumena Resources Corp	736
892,781	*	Lundin Mining Corp	6,850
1,292,479	*,e	Lynas Corp Ltd	2,745
1,031,683		LyondellBasell Industries AF S.C.A	39,740
2,998,000	e	Maanshan Iron & Steel	1,392
80,504		Maca Ltd	212
1,702,061		MacArthur Coal Ltd	20,079
1,098,000	*,e	Macau Investment Holdings Ltd	480
859,247		Madeco S.A.	42
8,105	*	Madras Cements Ltd	15
61,469	*	MAG. Silver Corp	614
3,005		Maharashtra Seamless Ltd	25
98,940		Major Drilling Group International	1,287
159,863		Makhteshim-Agan Industries Ltd	893
2,406		Managem	276
129,629		Mardin Cimento Sanayii	557
137,456	e	Martin Marietta Materials, Inc	10,992
69,661		Maruichi Steel Tube Ltd	1,727

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,850,121		Masisa S.A.	$259
335,000		Mayer Steel Pipe Corp	242
18,505		Mayr-Melnhof Karton AG.	2,184
633,320		MeadWestvaco Corp	21,096
495,751		Mechel Steel Group OAO (ADR)	11,843
218,473	e	Medusa Mining Ltd	1,546
1,970,985		Merafe Resources Ltd	338
269,000	*,e	Mercator Minerals Ltd	798
11,617	*,e	METabolic EXplorer S.A.	93
90,472	*,e	Metals USA Holdings Corp	1,348
549,742	*	Metals X Ltd	151
346,000		Metalurgica Gerdau S.A.	4,434
132,600	e	Methanex Corp	4,163
743,325	*	Metminco Ltd	221
1,618,093	*	Metorex Ltd	1,892
1,251,432	e	Mexichem SAB de C.V.	5,044
959,000	e	Midas Holdings Ltd	509
331,965	*,e	Midway Gold Corp	651
48,700	*,e	Migao Corp	224
1,590,281	e	Minara Resources Ltd	1,276
277,208		Mincor Resources NL	270
109,697	*	Minefinders Corp	1,424
256,500	*	Minera Andes, Inc	662
944,738	*,e	Minera Frisco SAB de C.V.	4,497
132,732	*	Mineral Deposits Ltd	808
107,690		Minerals Technologies, Inc	7,139
2,440,000	*,e	Minmetals Resources Ltd	1,807
14,922		Miquel y Costas & Miquel S.A.	464
612,404	*,e	Mirabela Nickel Ltd	1,158
2,396,715		Mitsubishi Chemical Holdings Corp	16,983
290,974		Mitsubishi Gas Chemical Co, Inc	2,132
1,533,571		Mitsubishi Materials Corp	4,832
997,000	e	Mitsubishi Paper Mills Ltd	1,031
259,000		Mitsubishi Steel Manufacturing Co Ltd	890
2,804,892		Mitsui Chemicals, Inc	10,221
1,569,984		Mitsui Mining & Smelting Co Ltd	5,301
286,500		Mitsui Mining Co Ltd	494
212,395		Mittal Steel South Africa Ltd	2,485
1,055,898		MMC Norilsk Nickel (ADR)	27,669
259,800	*	MMX Mineracao e Metalicos S.A.	1,390
1,352		MNTech Co Ltd	8
220,910	*	Moly Mines Ltd	177
105,864	*,e	Molycorp, Inc	6,464
240,294		Mondi Ltd	2,346
739,575		Mondi plc	7,361
3,771		Monnet Ispat & Energy Ltd	42
3,882,344		Monsanto Co	281,626
53,400		Moorim P&P Co Ltd	317
57,370		Moorim Paper Co Ltd	165
1,317,040		Mosaic Co	89,203
1,478,122	*	Mount Gibson Iron Ltd	2,939
262,570	*,e	M-real Oyj (B Shares)	1,121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

432,570	*,e	Murchison Metals Ltd	$355
162,718		Myers Industries, Inc	1,673
254,171	*	Mytilineos Holdings S.A.	1,757
409,014		Nagarjuna Fertilizers & Chemicals	328
124,000	*	Nakayama Steel Works Ltd	170
261,303		Nalco Holding Co	7,267
18,990		Namhae Chemical Corp	230
681,805		Nampak Ltd	2,284
9,318,057		Nan Ya Plastics Corp	24,923
399,000		Nantex Industry Co Ltd	388
90,616		Neenah Paper, Inc	1,928
305,600	*	Neo Material Technologies Inc	2,941
37,100		Neturen Co Ltd	314
271,400	e	Nevsun Resources Ltd	1,643
734,402	*	New Gold, Inc	7,577
1,799,718	e	New World Resources plc (A Shares)	26,429
1,145,452		Newcrest Mining Ltd	46,412
37,651		NewMarket Corp	6,427
1,150,135		Newmont Mining Corp	62,072
960,000		Nickel Asia Corp	427
61,000	e	Nihon Nohyaku Co Ltd	281
63,874		Nihon Parkerizing Co Ltd	972
116,000	e	Nihon Yamamura Glass Co Ltd	307
2,817,000	e	Nine Dragons Paper Holdings Ltd	2,463
142,000		Nippon Denko Co Ltd	963
255,000		Nippon Kayaku Co Ltd	2,690
166,000		Nippon Koshuha Steel Co Ltd	228
679,000		Nippon Light Metal Co Ltd	1,400
433,000	e	Nippon Metal Industry Co Ltd	487
300,523	e	Nippon Paint Co Ltd	2,404
232,461	*	Nippon Paper Group, Inc	5,158
339,000		Nippon Shokubai Co Ltd	4,136
182,000		Nippon Soda Co Ltd	806
650,823		Nippon Steel Corp	2,111
92,810	e	Nippon Synthetic Chemical Industry Co Ltd	664
194,000		Nippon Valqua Industries Ltd	571
149,500	*,e	Nippon Yakin Kogyo Co Ltd	404
183,600		Nissan Chemical Industries Ltd	2,033
1,796,560		Nisshin Steel Co Ltd	3,436
102,000		Nittetsu Mining Co Ltd	463
295,466		Nitto Denko Corp	15,013
296,876	*	Nkwe Platinum Ltd	93
31,935	e	NL Industries, Inc	586
242,921		NOF Corp	1,066
208,327	*,e	Noranda Aluminium Holding Corp	3,154
29,985	*	Norbord, Inc	377
55,084		Norddeutsche Affinerie AG.	3,585
35,141	*	Nordic Mines AB	350
139,992	e	Norsk Hydro ASA	1,072
221,100	*,e	Norske Skogindustrier ASA	367
155,822	*	North American Palladium Ltd	643
10,020,000	*	North Mining Shares Co Ltd	329

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

378,902		Northam Platinum Ltd	$2,386
77,963	*	Northern Dynasty Minerals	792
205,853	*	Northern Iron Ltd	391
402,658	*	Northgate Minerals Corp	1,044
302,140	*	Northland Resources, Inc	857
202,049	*	Novagold Resources, Inc	1,862
136,019	e,f	Novolipetsk Steel (GDR) (purchased 11/08/07, cost $4,131)	5,304
2,500		Novozymes AS (B Shares)	407
594,398		Nucor Corp	24,501
416,670	*,e	Nufarm Ltd	2,017
550,180	e	Nuplex Industries Ltd	1,324
86,450	*	Nyrstar	1
209,958		Nyrstar	3,036
108,000	*	Ocean Plastics Co Ltd	75
399,900	*	OceanaGold Corp	1,095
10,300		Ohara, Inc	109
1,604,253	e	OJI Paper Co Ltd	7,694
94,000		Okamoto Industries, Inc	356
821,135	e	Olin Corp	18,607
40,747	e	Olympic Steel, Inc	1,122
154,808	*	OM Group, Inc	6,291
350,588	e	OM Holdings Ltd	348
31,259	*	Omnia Holdings Ltd	366
235,407	*	Omnova Solutions, Inc	1,638
1,767,904		OneSteel Ltd	3,530
1,077,137		Orica Ltd	31,228
355,000		Oriental Union Chemical Corp	521
699		Orissa Minerals Development Co Ltd	930
20,000		Osaka Steel Co Ltd	398
355,707	*	Osisko Mining Corp	5,529
245,957	*	Oswal Chemical & Fertilizers	505
990	e	Outokumpu Oyj	13
307,904	*	Owens-Illinois, Inc	7,947
440,197	e	Oxiana Ltd	6,264
209,507		Pacific Metals Co Ltd	1,550
16,900	e	Pack Corp	278
323,258		Packaging Corp of America	9,048
26,393		Palabora Mining Co Ltd	494
157,926		Pan American Silver Corp	4,891
1,227,764	*	Pan Australian Resources Ltd	4,998
168,660	*	Papeles y Cartones de Europa S.A.	926
2,358,831	*	PaperlinX Ltd	406
491,643	*,e	Paramount Gold and Silver Corp	1,603
7,395	*	Park Elektrik Madencilik Sanayi Ve Ticaret AS.	18
544,263	*	Patagonia Gold plc	478
373,349	*	Perilya Ltd	256
577,688	*	Perseus Mining Ltd	1,624
219,228		Peter Hambro Mining plc	2,569
506,462	*	Petra Diamonds Ltd	1,302
3,844,000	*	PetroAsian Energy Holdings Ltd	142
3,501,300	*	Petronas Chemicals Group BHD	8,235
264,041	*,e,m	Pike River Coal Ltd	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

412,977	*,e	Platinum Australia Ltd	$174
218,217	*,f	Polymetal (GDR) (purchased 06/30/09, cost $2,907)	4,212
1,034,662		PolyOne Corp	16,006
59,318	e	Polyus Gold Co (ADR)	1,863
85,602	e	Polyus Gold Co (ADR) (London)	2,696
5,970		Poongsan	177
10,580		Poongsan Corp	384
190,633	e	Portucel Empresa Produtora de Pasta e Papel S.A.	633
99,354		POSCO	43,164
420		POSCO Coated & Color Steel Co Ltd	10
5,231		POSCO Refractories & Environment Co Ltd	811
1,375,397		Potash Corp of Saskatchewan Toronto	78,549
898,090	e	PPG Industries, Inc	81,538
65,422	*	Prakash Industries Ltd	96
630,764		Praxair, Inc	68,369
127,400	*	Premier Gold Mines Ltd	749
159,700		Press Metal BHD	117
706,772	e	Pretoria Portland Cement Co Ltd	2,807
22,454		Prism Cement Ltd	23
3,440,000		Prosperity International Holdings HK Ltd	244
5,276,500		PT Aneka Tambang Tbk	1,282
1,905,000	*	PT Barito Pacific Tbk	220
9,544,500	*	PT Darma Henwa Tbk	117
1,663,000	*	PT Indah Kiat Pulp and Paper Corp Tbk	251
2,330,800		PT Indocement Tunggal Prakarsa Tbk	4,642
16,253,000		PT International Nickel Indonesia Tbk	8,554
4,371,500		PT Semen Gresik Persero Tbk	4,901
2,362,000		PT Timah Tbk	692
866,100		PTT Chemical PCL	4,162
267,161	*	Quadra Mining Ltd	3,967
53,684		Quaker Chemical Corp	2,309
78,900	*	Queenston Mining, Inc	560
144,000	m	Qunxing Paper Holdings Co Ltd	38
109,703		Rain Commodities Ltd	82
1,448		Rallis India Ltd	50
436,116	e	Ramelius Resources Ltd	600
2,803	e	Randgold Resources Ltd	236
656	e	Rautaruukki Oyj	15
156,500	e,m	Real Gold Mining Ltd	178
54,381		Recticel S.A.	599
22,700	*,e	Recylex S.A.	206
3,769,000		Regent Pacific Group Ltd	148
431,917	*	Regis Resources Ltd	1,150
428,102	e	Reliance Steel & Aluminum Co	21,255
397,767		Rengo Co Ltd	2,628
529,433	*	Resolute Mining Ltd	665
108,535	*,e	Revett Minerals, Inc	489
161,353	*	Rex Minerals Ltd	401
448,488		Rexam plc	2,757
29,385		RHI AG.	886
206,594		Rhodia S.A.	9,368
1,497,895		Rio Tinto Ltd	134,074

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,725,672		Rio Tinto plc	$269,014
55,423	e	Rio Tinto plc (ADR)	4,008
151,676		Rock-Tenn Co (Class A)	10,062
297,200	*	Rockwood Holdings, Inc	16,432
673,700	*	Romarco Minerals, Inc	1,146
54,897	*	Royal Bafokeng Platinum Ltd	544
159,062	e	Royal Gold, Inc	9,316
345,661		RPM International, Inc	7,957
141,160	*	RTI International Metals, Inc	5,416
295,600	*	Rubicon Minerals Corp	1,051
21,754		Sa des Ciments Vicat	1,827
195,500	*	Sabina Gold & Silver Corp	1,196
6,921,640	*	Sahaviriya Steel Industries PCL	262
171,000		Sakai Chemical Industry Co Ltd	775
518,888		Sally Malay Mining Ltd	980
298		Salzgitter AG.	23
4,669		Samjung Packing & Aluminum Co Ltd	279
2,020,000		Samling Global Ltd	219
18,225		Samsung Fine Chemicals Co Ltd	1,174
83,000	*	San Fang Chemical Industry Co Ltd	99
414,800	*	San Gold Corp	1,402
107,992	*	Sandfire Resources NL	822
126,000		Sanyo Chemical Industries Ltd	998
193,000	*	Sanyo Special Steel Co Ltd	1,226
731,705	*,e	Sappi Ltd	3,737
495,267	*	Saracen Mineral Holdings Ltd	284
1,129,500	*,e	SATERI HOLDINGS Ltd	859
656,340		Satipel Industrial S.A.	5,556
36,335	*	Schmolz + Bickenbach AG.	451
264,974	e	Schnitzer Steel Industries, Inc (Class A)	15,263
77,093		Schweitzer-Mauduit International, Inc	4,329
184,133	e	Scotts Miracle-Gro Co (Class A)	9,448
42,100	*	Seabridge Gold, Inc	1,182
18,016		Seah Besteel Corp	990
2,058		SeAH Holdings Corp	274
8,011		SeAH Steel Corp	658
301,205	e	Sealed Air Corp	7,166
757,000		Sekisui Plastics Co Ltd	3,470
548,720	*	SEMAFO, Inc	4,205
175,678		Semapa-Sociedade de Investimento e Gestao	1,903
190,519	*,e	Senomyx, Inc	979
220,923	e	Sensient Technologies Corp	8,190
309,629	*	Sentula Mining Ltd	119
27,948		Sequana	419
809,406		Sesa Goa Ltd	5,127
17,000		Sesoda Corp	23
342,668	f	Severstal (GDR) (purchased 02/07/10, cost $4,746)	6,329
279,900	*	Shanghai Chlor-Alkali Chemical Co Ltd	176
181,700		Shanghai Yaohua Pilkington Glass Co Ltd	135
166,000		Sheng Yu Steel Co Ltd	115
396,100		Sherritt International Corp	2,522
362,097	e	Sherwin-Williams Co	30,369

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

183,000	*	Shihlin Paper Corp	$374
47,000		Shikoku Chemicals Corp	269
469,883		Shin-Etsu Chemical Co Ltd	25,187
60,200		Shin-Etsu Polymer Co Ltd	314
748,000		Shinkong Synthetic Fibers Corp	312
2,372		Shinwha Intertek Corp	11
219,000		Shiny Chemical Industrial Co Ltd	386
878,000		Shougang Concord Century Holdings Ltd	72
2,952,000	e	Shougang Concord International Enterprises Co Ltd	290
1,153,436		Showa Denko KK	2,389
578		Shree Cement Ltd	23
415,400		Siam Cement PCL reg	5,525
36,500		Siam City Cement Pcl	254
49,044	*	Sidenor Steel Products Manufacturing Co S.A.	191
356,260	e	Sigma-Aldrich Corp	26,142
311,000		Sijia Group Co	117
1,920		Sika AG.	4,635
138,715		Silgan Holdings, Inc	5,683
210,324	*	Silver Lake Resources Ltd	451
184,042	*	Silver Standard Resources, Inc	4,918
685,484		Silver Wheaton Corp	22,623
368,919	e	Silvercorp Metals, Inc	3,466
107,928	e	Sims Group Ltd	2,052
2,900,000	*	Sino Prosper State Gold Resources Holdings Ltd	99
5,730,000	*	Sino Union Energy Investment Group Ltd	524
3,766,000	e	Sinochem Hong Kong Holding Ltd	1,665
306,737	*,e	Sino-Forest Corp	1,018
447,000		Sinon Corp	218
11,418,600	e	Sinopec Shanghai Petrochemical Co Ltd	5,138
1,008,000		Sinoref Holdings Ltd	180
16,255		SK Chemicals Co Ltd	1,094
16,042		SKC Co Ltd	1,021
986,113	*	Smurfit Kappa Group plc	11,755
79,584	*,e	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	183
147,243		Sociedad Quimica y Minera de Chile S.A. (Class B)	9,578
4,088		Societe Internationale de Plantations d’Heveas S.A.	535
8,168		SODIFF Advanced Materials Co Ltd	1,022
396,000		Solar Applied Materials Technology Co	951
267,686	*	Solutia, Inc	6,117
158,177		Solvay S.A.	24,422
71,427	*,e	Sonae Industria SGPS S.A.	141
10,150		Songwon Industrial Co Ltd	162
608,503	e	Sonoco Products Co	21,626
211,329		South Valley Cement	156
317,000		Southeast Cement Co Ltd	134
695,990		Southern Copper Corp (NY)	22,877
211,040	*,e	Spartech Corp	1,285
109,222	*,e	Sprott Resource Corp	520
1,205		Ssab Svenskt Stal AB (Series A)	18
32,470	*	Ssangyong Cement Industrial Co Ltd	209
753,387	*,e	St Barbara Ltd	1,583

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

17,200		ST Corp	$184
224,600	*	St. Andrew Goldfields Ltd	191
853,517		Steel Authority Of India	2,632
414,278	e	Steel Dynamics, Inc	6,732
11,900		Stella Chemifa Corp	421
37,394	e	Stepan Co	2,651
271,004		Sterling Biotech Ltd	521
1,928,025		Sterlite Industries India Ltd	7,273
457,510	*,e	Stillwater Mining Co	10,070
3,438		STO AG.	592
1,505,927		Stora Enso Oyj (R Shares)	15,814
87,300		STP & I PCL	67
131,608	*,e	STR Holdings, Inc	1,964
652,025	*	Sujana Towers Ltd	473
875,221		Sumitomo Bakelite Co Ltd	5,863
1,133,241		Sumitomo Chemical Co Ltd	5,658
418,000	*,e	Sumitomo Light Metal Industries Ltd	417
1,239,952		Sumitomo Metal Industries Ltd	2,786
784,640		Sumitomo Metal Mining Co Ltd	12,891
1,079,193	e	Sumitomo Osaka Cement Co Ltd	3,031
61,000		Sumitomo Seika Chemicals Co Ltd	339
25,212	e	Sumitomo Titanium Corp	1,846
3,011,979	*	Sundance Resources Ltd	1,108
2,476,000	e	SunVic Chemical Holdings Ltd	1,477
80,000		Super Dragon Technology Co Ltd	108
9,851		Supreme Industries Ltd	40
548,663		Suzano Papel e Celulose S.A.	3,969
468,726		Svenska Cellulosa AB (B Shares)	6,609
169,700		Symrise AG.	5,404
183,052		Syngenta AG.	61,862
809,770		Synthos S.A.	1,509
29,500	e	T Hasegawa Co Ltd	459
794,000		TA Chen Stainless Pipe	516
760		Taekwang Industrial Co Ltd	1,175
154,900	*	Tahoe Resources, Inc	2,891
2,445,553	e	Taiheiyo Cement Corp	5,195
6,323,730		Taiwan Cement Corp	9,447
1,147,500		Taiwan Fertilizer Co Ltd	3,538
241,000		Taiwan Hon Chuan Enterprise Co Ltd	727
20,000	*	Taiwan Pulp & Paper Corp	10
891,000		Taiwan Styrene Monomer	361
22,900	e	Taiyo Ink Manufacturing Co Ltd	680
211,021		Taiyo Nippon Sanso Corp	1,681
103,000		Takasago International Corp	500
90,000		Takiron Co Ltd	326
426,784	*	Talvivaara Mining Co plc	3,194
12,000	e	Tanaka Chemical Corp	120
121,000	*	Tang Eng Iron Works Co Ltd	123
120,154	*,e	Tanzanian Royalty Exploration Corp	780
440,859	*	Taseko Mines Ltd	2,203
585,382		Tata Steel Ltd	8,015
2,370,800	*	Tata Steel Thailand PCL	106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

9,758		Tatung Fine Chemical Co	$20
1,826,000		TCC International Holdings Ltd	1,015
10,458		Technosemichem Co Ltd	418
847,109	e	Teck Cominco Ltd	43,055
8,526,401	e	Teijin Ltd	37,583
320,579		Temple-Inland, Inc	9,534
37,500		Tenma Corp	376
248,300	*	Teranga Gold Corp	636
54,768		Ternium S.A. (ADR)	1,617
69,868		Tessenderlo Chemie NV	3,013
97,610	e	Texas Industries, Inc	4,064
58,217	*,e	Texas Petrochemicals, Inc	2,283
512,900		Thai Plastic & Chemical PCL	498
925,714	*,e	Thompson Creek Metals Co, Inc	9,239
368,281	*,e	Thompson Creek Metals Co, Inc (Toronto)	3,677
125,000		Thye Ming Industrial Co Ltd	174
473,226		ThyssenKrupp AG.	24,588
1,230,000		Tiangong International Co Ltd	272
36,799		Tikkurila Oy	854
108,565		Time Technoplast Ltd	172
13,377	*	Tire Kutsan Oluklu Mukavva	12
73,935		Titan Cement Co S.A.	1,783
166,108	e	Titanium Metals Corp	3,043
354,000	e	Toagosei Co Ltd	1,783
40,000	e	Toda Kogyo Corp	404
42,400	*,e	Toho Titanium Co Ltd	1,244
296,000	e	Toho Zinc Co Ltd	1,452
485,000	e	Tokai Carbon Co Ltd	2,711
672,000		Tokuyama Corp	3,385
54,300		Tokyo Ohka Kogyo Co Ltd	1,170
152,796	e	Tokyo Rope Manufacturing Co Ltd	580
135,200		Tokyo Steel Manufacturing Co Ltd	1,428
1,255,000		Ton Yi Industrial Corp	744
18,613	*	Tong Yang Major Corp	35
246,000	e	Topy Industries Ltd	701
822,601	e	Toray Industries, Inc	6,074
386,929		Tosoh Corp	1,554
353,000		Toyo Ink Manufacturing Co Ltd	1,705
131,000		Toyo Kohan Co Ltd	609
113,964		Toyo Seikan Kaisha Ltd	1,919
695,600		TPI Polene PCL	266
3,210,500		TSRC Corp	9,474
122,685	*,e	Tubacex S.A.	503
127,313	*,e	Tubos Reunidos S.A.	401
856,676		Tung Ho Steel Enterprise Corp	975
2,016,399		UBE Industries Ltd	6,071
200,324		Uflex Ltd	927
98,933		Ultra Tech Cement Ltd	2,062
11,452		Umicore	625
34,600	*	Uniao de Industrias Petroquimicas S.A.	9
10,843		Unid Co Ltd	697

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,280		Union Steel	$153
90,000	*	Unipetrol	931
314,538		United Phosphorus Ltd	1,078
12,851	*,e	United States Lime & Minerals, Inc	527
363,671	e	United States Steel Corp	16,743
515,000		Universal Cement Corp	327
29,938	*,e	Universal Stainless & Alloy	1,400
1,150,000		UPC Technology Corp	924
1,005,887		UPM-Kymmene Oyj	18,404
259,650	e,f	Uralkali (GDR) (purchased 02/26/10, cost $7,092)	11,676
116,440	*,e	US Energy Corp Wyoming	497
487,859	*,e	US Gold Corp	2,942
30,050		Usha Martin Ltd	36
565,000		USI Corp	654
224,500		Usinas Siderurgicas de Minas Gerais S.A.	3,378
606,162		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	5,321
2,616,994		Vale S.A.	82,987
3,198,076		Vale SA (Preference)	91,475
404,225	e	Valspar Corp	14,576
29,753	e	Vedanta Resources plc	1,000
26,628	*	Verbio AG	130
42,341	*,e	Verso Paper Corp	113
326		Vetropack Holding AG.	694
109,089		Victrex plc	2,628
364,800		Vinythai PCL	196
124,807	*	Viohalco S.A.	724
308,720	*,e	Vista Gold Corp	874
76,348		Voestalpine AG.	4,211
388,716	e	Vulcan Materials Co	14,977
36,289		Wacker Chemie AG.	7,838
1,807,844		Walter Energy, Inc	209,347
257,541	e	Wausau Paper Corp	1,736
119,042		Welspun-Gujarat Stahl Ltd	462
69,168	*	Wesizwe	16
2,138,000	e	West China Cement Ltd	774
77,862		West Fraser Timber Co Ltd	4,244
353,647	e	Western Areas NL	2,251
97,487	e	Westlake Chemical Corp	5,060
239,226	*,e	White Energy Co Ltd	471
24,641	*	WHX Corp	379
251,681	*	Windy Knob Resources Ltd	154
258,965	e	Worthington Industries, Inc	5,982
448,249	*	WR Grace & Co	20,454
123,600		WTK Holdings BHD	78
1,291,000	e	Xingda International Holdings Ltd	1,264
887,000	e	Xinjiang Xinxin Mining Industry Co Ltd	502
2,407,365		Xstrata plc	53,022
936,750		Yamana Gold, Inc	10,937
11,521	e	Yamato Kogyo Co Ltd	359
301,564	e	Yara International ASA	16,943
448,000		Yeun Chyang Industrial Co Ltd	333
1,368,000		Yieh Phui Enterprise	553

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,446,000		Yingde Gases	$1,334
354,000	e	Yip’s Chemical Holdings Ltd	410
166,000		Yodogawa Steel Works Ltd	700
27,960		Youlchon Chemical Co Ltd	226
1,645,000		Yuen Foong Yu Paper Manufacturing Co Ltd	757
746,500	*	Yukon-Nevada Gold Corp	321
806,774		Yule Catto & Co plc	2,944
41,000	*	Yung Chi Paint & Varnish Manufacturing Co Ltd	65
80,140	*	Zagg, Inc	1,074
8,621		Zaklady Azotowe Pulawy S.A.	373
24,865	*	Zaklady Azotowe w Tarnowie-Moscicach S.A.	304
103,116	*	Zaklady Chemiczne Police S.A.	440
112,875	*	Zanaga Iron Ore Co Ltd	295
575,512		Zeon Corp	5,383
97,104		Zep, Inc	1,835
1,378,000		Zhaojin Mining Industry Co Ltd	2,843
92,906		Zignago Vetro S.p.A.	745
13,539,000	e	Zijin Mining Group Co Ltd	6,814
122,846	*,e	Zoltek Cos, Inc	1,294
1,206		Zuari Industries Ltd	17

		TOTAL MATERIALS	7,869,644

MEDIA - 2.9%
1,236,251		Aegis Group plc	3,175
40,582		Agora S.A.	266
79,469		AH Belo Corp (Class A)	591
237,686	e	Antena 3 de Television S.A.	1,962
569,271	e	APN News & Media Ltd	804
121,616	e	Arbitron, Inc	5,026
170,172		Arnoldo Mondadori Editore S.p.A.	601
40,900	e	Asatsu-DK, Inc	1,073
87,465		Astral Media, Inc	3,385
2,452,335	*,e	Austar United Communications Ltd	3,536
44,759		Avex Group Holdings, Inc	581
63,724		Axel Springer AG.	3,147
2,518,000		BEC World PCL (Foreign)	2,838
394,840	*	Belo (A.H.) Corp (Class A)	2,973
2,650,900	*	Benpres Holdings Corp	352
1,675	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	11
8,345,500	*	Bhakti Investama Tbk PT	229
1,722,000	*	Big Media Group Ltd	106
70,058	*	Borussia Dortmund GmbH & Co KGaA	252
3,280,128		British Sky Broadcasting plc	44,531
1,244,430	e	Cablevision Systems Corp (Class A)	45,061
150,254		Cairo Communication S.p.A.	652
76,494		Canal Plus	561
4,526,749		CBS Corp (Class B)	128,968
51,000	*	Central European Media Enterprises Ltd (Class A)	1,022
169,655	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	3,351
249,384	*,e	Charter Communications, Inc	13,532
143,600		Cheil Communications, Inc	2,137
143,226		Chime Communications plc	637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

414,254	e	Cinemark Holdings, Inc	$8,579
141,500	e	Cineplex Galaxy Income Fund	3,920
25,640		CJ CGV Co Ltd	713
23,197	*	CJ E&M Corp	971
73,176	*	Clear Channel Outdoor Holdings, Inc (Class A)	929
30,282	e	Cogeco Cable, Inc	1,425
12,891,915		Comcast Corp (Class A)	326,682
6,400	e	COOKPAD, Inc	141
107,511	*	Corus Entertainment, Inc	2,291
204,840	*,e	Crown Media Holdings, Inc (Class A)	391
16,611		CTS Eventim AG.	1,148
123,609	*,e	Cumulus Media, Inc (Class A)	433
834		CyberAgent, Inc	2,922
54,549		Cyfrowy Polsat S.A.	328
53,810		Daekyo Co Ltd	288
78,800		Daiichikosho Co Ltd	1,275
616,998		Daily Mail & General Trust	4,608
255,663		Deccan Chronicle Holdings Ltd	398
2,028,812	*	DEN Networks Ltd	3,969
204,589		Dentsu, Inc	6,056
4,514,356	*	DIRECTV	229,421
523,727	*	Discovery Communications, Inc (Class A)	21,452
183,830	*	Discovery Communications, Inc (Class C)	6,719
2,020,439		DISH Network Corp (Class A)	61,967
84,480	*	Dogan Gazetecilik AS	138
344,199	*	Dogan Yayin Holding	231
183,478	*,e	DreamWorks Animation SKG, Inc (Class A)	3,688
162,001	*	EM.Sport Media AG.	430
146,655	*,e	Eniro AB	517
133,869	*,e	Entercom Communications Corp (Class A)	1,162
213,710	*,e	Entravision Communications Corp (Class A)	395
95,906	*	Eros International plc	326
1,115,000	*	eSun Holdings Ltd	331
83,733		Euromoney Institutional Investor plc	878
762		Eutelsat Communications	34
161,917	*,e	EW Scripps Co (Class A)	1,566
4,243		Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	186
40,341	*,e	Fisher Communications, Inc	1,203
7,885	*,e	Focus Media Holding Ltd (ADR)	245
5,324		Fuji Television Network, Inc	7,881
77,000	e	Gakken Co Ltd	140
143		Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	33
619,005		Gannett Co, Inc	8,864
36,495	e	Gestevision Telecinco S.A.	317
19,468		GFK AG.	1,028
1,360		GIIR, Inc	13
51,972	*,e	Global Sources Ltd	478
70,998	*	Global Traffic Network, Inc	816
266,433	*,e	Gray Television, Inc	703
256,960		Groupe Aeroplan, Inc	3,549
3,290,039	e	Grupo Televisa S.A.	16,180
174,408	e	Gruppo Editoriale L’Espresso S.p.A.	479

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,656		Hakuhodo DY Holdings, Inc	$1,477
197,128	e	Harte-Hanks, Inc	1,601
1,089,240	*	Hathway Cables and Datacom Pvt Ltd	3,005
631,740	e	Havas S.A.	3,374
51,624	*	Hi-Media S.A.	309
21,599	*	Hot Telecommunication System Ltd	389
95,723		Hurriyet Gazetecilik AS	80
66,980	*	Hyundai Hy Communications & Network Co	150
6,748	*	IBN18 Broadcast Ltd	12
461,167	*	Independent News & Media plc	328
1,057,367		Informa plc	7,339
77,938	*	interCLICK, Inc	620
9,582,142		Interpublic Group of Cos, Inc	119,778
30,468	e	IPSOS	1,429
9,655		Israel Land Development Co Ltd	93
22,968,835	*	ITV plc	26,374
5,657		Jagran Prakashan Ltd	16
1,121,730	*	JC Decaux S.A.	35,996
3,107,905	e	John Fairfax Holdings Ltd	3,281
106,525		John Wiley & Sons, Inc (Class A)	5,540
237,507	*,e	Journal Communications, Inc (Class A)	1,228
3,242		Jupiter Telecommunications Co	3,627
97,559	*	Juventus Football Club S.p.A.	123
214,772	*	Kabel Deutschland Holding AG.	13,230
71,508	e	Kadokawa Holdings, Inc	2,236
13,618		Kinepolis	1,013
126,384	*,e	Knology, Inc	1,877
909		Lagardere S.C.A.	38
110,921	*,e	Lamar Advertising Co (Class A)	3,036
729,648	*,e	Liberty Global, Inc (Class A)	32,863
208,742	*	Liberty Media Corp - Capital (Series A)	17,900
151,430	*	Liberty Media Corp - Starz	11,394
214,194	*,e	Lin TV Corp (Class A)	1,043
197,258	*,e	Lions Gate Entertainment Corp	1,306
756,236	*,e	Live Nation, Inc	8,674
80,532		M6-Metropole Television	1,864
217,771	*,e	Madison Square Garden, Inc	5,995
283,300		Major Cineplex Group PCL	142
109,630	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	476
284,752	*,e	McClatchy Co (Class A)	800
1,186,029		McGraw-Hill Cos, Inc	49,706
372,500		MCOT PCL	346
122,493		MDC Partners, Inc	2,212
152,381	*,e	Mecom Group plc	529
1,977,500	*	Media China Corp Ltd	35
824,000		Media Chinese International Ltd	344
77	*,e	Media General, Inc (Class A)	0	^
1,121,400		Media Prima BHD	1,078
230,813	e	Mediaset S.p.A.	1,085
171,259	e	Meredith Corp	5,331
366	e	Modern Times Group AB (B Shares)	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

73,395	e	Morningstar, Inc	$4,461
619,143		Naspers Ltd (N Shares)	34,966
355,549		National CineMedia, Inc	6,012
131,546		Navneet Publications India	186
1,290	*	Network 18 Media & Investments Ltd	4
665,896	*,e	New York Times Co (Class A)	5,807
7,161,422		News Corp (Class A)	126,758
53,756	*	Nexstar Broadcasting Group, Inc (Class A)	441
798,000	*	Next Media Ltd	88
23,585		NRJ Group	290
741,684	e	Omnicom Group, Inc	35,720
830,000	*	Oriental Press Group	128
80,152		Outdoor Channel Holdings, Inc	548
195,121	e	PagesJaunes Groupe S.A.	1,757
5,904,472		Pearson plc	111,696
2,558,000		Phoenix Satellite Television Holdings Ltd	1,012
1,488,000		Pico Far East Holdings Ltd	308
432,257	*	Premiere AG.	2,335
80,385	e	Primedia, Inc	567
365,953	*,e	Promotora de Informaciones S.A.	857
203,952	e	ProSiebenSat.1 Media AG.	5,806
6,400		Proto Corp	222
7,041,500		PT Global MediaCom Tbk	692
6,726,500		PT Media Nusantara Citra Tbk	723
186,629	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	866
132,127	e	Publicis Groupe S.A.	7,376
7,285		PubliGroupe AG.	1,326
188,457	e	Publishing & Broadcasting Ltd	528
102,000		Qin Jia Yuan Media Services Co Ltd	17
68,036		Quebecor, Inc	2,235
213,601	*,e	RCS MediaGroup S.p.A.	355
74,804		REA Group Ltd	955
40,723	*,e	ReachLocal, Inc	848
1,943,008	e	Reed Elsevier NV	26,102
23,993		Reed Elsevier plc	218
295,880	e	Regal Entertainment Group (Class A)	3,654
45,412	*,e	Rentrak Corp	806
134,367	e	Rightmove plc	2,570
5,449		Roularta Media Group NV	193
14,796	*	Saga Communications, Inc	547
7,895	e	Sanoma-WSOY Oyj	146
28,400		Saraiva S.A. Livreiros Editores	555
96,860		SBS Media Holdings Co Ltd	239
162,448		Schibsted ASA	5,181
135,374	e	Scholastic Corp	3,601
573,096	e	Scripps Networks Interactive (Class A)	28,013
1,404,474	*,e	Seat Pagine Gialle S.p.A.	123
103,540	e	SES Global S.A.	2,909
628,636	*,e	Shaw Communications, Inc (B Shares)	14,333
104,000	e	Shochiku Co Ltd	853
460,538		Shree Ashtavinyak Cine Vision Ltd	50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

240,395	e	Sinclair Broadcast Group, Inc (Class A)	$2,640
468,000		Sing Tao News Corp Ltd	135
140,761	e	Singapore Press Holdings Ltd	447
734,000		SinoMedia Holding Ltd	258
13,379,759	*,e	Sirius XM Radio, Inc	29,302
344,650		Sky Network Television Ltd	1,590
6,419	e	Sky Perfect Jsat Corp	2,649
1,103	*	SM Entertainment Co	24
411,891	e	Societe Television Francaise 1	7,514
398,126		Southern Cross Media Group	666
3,023	*	Spir Communication	149
1,058,752	*,e	Stroer Out-of-Home Media AG.	29,417
863,240	e	STW Communications Group Ltd	951
373,400		Sun TV Network Ltd	2,906
363,697	*	T4F Entretenimento S.A.	3,274
709,670	*,e	Telecom Italia Media S.p.A.	226
853,343		Television Broadcasts Ltd	5,656
969,023	e	Ten Network Holdings Ltd	1,106
69,807	*	Tera Resource Co Ltd	65
1,115,464		Thomson Corp	41,897
433,797	e	Thomson Corp (Toronto)	16,287
1,996,801		Time Warner Cable, Inc	155,831
3,139,147	e	Time Warner, Inc	114,171
254,000		Toei Animation Co Ltd	5,282
342,885		Toei Co Ltd	1,575
78,473		Toho Co Ltd	1,303
22,600	e	Tohokushinsha Film Corp	113
51,100		Tokyo Broadcasting System, Inc	617
1,858,000	*	Tom Group Ltd	203
145,479		Torstar Corp	1,810
21,558	*	Trabzonspor Sportif Yatirim ve TAS	236
881,024	*	Trinity Mirror plc	587
277		TV Asahi Corp	420
1,747,500	e	TV Azteca S.A. de C.V.	1,407
14,000		TV Tokyo Corp	169
158,398		TVN S.A.	939
347,688		United Business Media Ltd	3,106
143,246	*,e	Usen Corp	96
16,279	*	UTV Software Communications Ltd	301
205,103	*,e	Valassis Communications, Inc	6,215
8,329	e	Value Line, Inc	112
5,750,516		Viacom, Inc (Class B)	293,277
1,274,168	e	Virgin Media, Inc	38,136
1,313,191	e	Vivendi Universal S.A.	36,602
1,720,000	e	VODone Ltd	408
11,306,784		Walt Disney Co	441,418
275,217	*,e	Warner Music Group Corp	2,262
39,690	e	Washington Post Co (Class B)	16,628
297,283		West Australian Newspapers Holdings Ltd	1,294
8,074	*,e	Westwood One, Inc	42
2,299		Wolters Kluwer NV	51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,210	*	Woongjin Holdings Co Ltd	$257
21,070		Woongjin Thinkbig Co Ltd	323
107,369	e	World Wrestling Entertainment, Inc (Class A)	1,023
6,477,225		WPP plc	81,146
3,350,758	*,e	Yell Group plc	309
686,611	e	Yellow Pages Income Fund	1,709
321,600	*	Zee Entertainment Enterprises Ltd	634
709,041		ZEE Telefilms Ltd	2,143
55,600		Zenrin Co Ltd	580

		TOTAL MEDIA	3,196,820

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
5,300,394		Abbott Laboratories	278,907
314,658		Abcam plc	2,105
27,840	*	Ablynx NV	342
61,000		Abnova Corp	169
199,468	*,e	Achillion Pharmaceuticals, Inc	1,484
164,728	*,e	Acorda Therapeutics, Inc	5,322
211,099		Acrux Ltd	769
4,632		Actelion Ltd	229
49,050	*	Active Biotech AB	647
22,084	*,e	Acura Pharmaceuticals, Inc	85
270,933		Adcock Ingram Holdings Ltd	2,380
33,546	*	Aegerion Pharmaceuticals, Inc	528
248,582	*,e	Affymax, Inc	1,708
395,778	*	Affymetrix, Inc	3,139
2,167,237	*,e	Agilent Technologies, Inc	110,767
232,630	*	Akorn, Inc	1,628
116,025	*	Albany Molecular Research, Inc	558
792,523	*	Alexion Pharmaceuticals, Inc	37,272
31,817	*,e	Algeta ASA	1,143
21,231		ALK-Abello AS	1,299
509,996	*	Alkermes, Inc	9,486
1,718,566		Allergan, Inc	143,071
410,891	*	Allos Therapeutics, Inc	879
153,265	*,e	Alnylam Pharmaceuticals, Inc	1,436
166,418	*,e	AMAG Pharmaceuticals, Inc	3,129
4,949,785	*	Amgen, Inc	288,821
67,506	*,e	Amicus Therapeutics, Inc	401
95,701	*,e	Ampio Pharmaceuticals, Inc	746
410,812	*	Amylin Pharmaceuticals, Inc	5,488
26,375	*	Anacor Pharmaceuticals, Inc	170
70,913	*,e	Anthera Pharmaceuticals, Inc	579
200,000		Apex Biotechnology Corp	468
64,655	*,e	Ardea Biosciences, Inc	1,646
581,798	*	Arena Pharmaceuticals, Inc	791
543,142	*,e	Ariad Pharmaceuticals, Inc	6,154
298,611	*	Arqule, Inc	1,866
264,618	*,e	Array Biopharma, Inc	593
85,000		ASKA Pharmaceutical Co Ltd	617
442,404		Aspen Pharmacare Holdings Ltd	5,500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

496,036		Astellas Pharma, Inc	$19,247
597,960		AstraZeneca plc	29,887
724,668		AstraZeneca plc (ADR)	36,284
175,473		Aurobindo Pharma Ltd	677
200,315	*,e	Auxilium Pharmaceuticals, Inc	3,926
765,188	*,e	AVANIR Pharmaceuticals, Inc	2,571
145,062	*	AVEO Pharmaceuticals, Inc	2,990
514,967	*	AVI BioPharma, Inc	736
6,432		Bachem Holding AG.	367
11,315	*	Basilea Pharmaceutica	827
30,332	*,e	Bavarian Nordic AS	390
3,420,817		Bayer AG.	274,748
17,199,208	*	BB Bioventures L.P.	2,154
19,440	*,e	BG Medicine, Inc	155
26,647		Bilcare Ltd	245
49,702		Biocon Ltd	395
107,425	*,e	BioCryst Pharmaceuticals, Inc	410
18,219		Biogaia AB (B Shares)	444
1,192,110	*,e	Biogen Idec, Inc	127,460
66,793	*	BioInvent International AB	231
318,685	*,e	BioMarin Pharmaceuticals, Inc	8,671
74,877	*,e	BioMimetic Therapeutics, Inc	383
58,910	*	Bio-Rad Laboratories, Inc (Class A)	7,031
385,092	*,e	Biosante Pharmaceuticals, Inc	1,059
20,559	*	Biospecifics Technologies Corp	461
407,528	e	Biota Holdings Ltd	419
6,592		Biotest AG.	506
7,033		Biotest AG. (Preference)	509
100,999	*,e	Biotime, Inc	518
4,604,468	*	Bioton S.A.	252
415,029		Biovail Corp	21,581
386,281	e	Biovail Corp	20,071
11,191,160	*,e	Biovitrum AB	44,293
7,623		Boiron S.A.	341
5,368,357	e	Bristol-Myers Squibb Co	155,468
856,000	*	Broad Intelligence International Pharmaceutical Holdings Ltd	197
259,609	*	Bruker BioSciences Corp	5,286
357,033	*	BTG plc	1,605
30,450		Bukwang Pharmaceutical Co Ltd	339
146,196	*,e	Cadence Pharmaceuticals, Inc	1,345
10,375		Cadila Healthcare Ltd	214
221,425	*,e	Caliper Life Sciences, Inc	1,796
183,143	*,e	Cambrex Corp	846
137,561	*,e	Cardiome Pharma Corp	605
2,485,273	*	Celgene Corp	149,913
693,399	*,e	Cell Therapeutics, Inc	1,092
204,356	*,e	Celldex Therapeutics, Inc	725
100,896		Celltrion, Inc	4,186
144,186	*,e	Cephalon, Inc	11,520
259,826	*	Cepheid, Inc	9,000
156,655	*,e	Charles River Laboratories International, Inc	6,368

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

219,258	*,e	Chelsea Therapeutics International, Inc	$1,118
67,000		China Chemical & Pharmaceutical Co Ltd	55
122,400		China Medical System Holdings Ltd	125
1,746,000	e	China Pharmaceutical Group Ltd	848
1,086,000	e	China Shineway Pharmaceutical Group Ltd	2,159
17,280		Chong Kun Dang Pharm Corp	459
14,902		Choongwae Pharma Corp	189
191,123	e	Chugai Pharmaceutical Co Ltd	3,134
497,433		Cipla Ltd	3,687
440,554		Cipla Medpro South Africa Ltd	450
3,440,000		CK Life Sciences International Holdings, Inc	213
33,517	*	Clal Biotechnology Industries Ltd	189
112,729	*,e	Cleveland Biolabs, Inc	384
20,600	e	CMIC Co Ltd	361
105,882	*,e	Codexis, Inc	1,020
345,130	*,e	Columbia Laboratories, Inc	1,066
310,821	*,e	Combinatorx, Inc	740
44,952	*,e	Complete Genomics, Inc	687
4,874,000	*	Coolpoint Energy Ltd	163
144,055	*,e	Corcept Therapeutics, Inc	575
53,078	*,e	Cornerstone Therapeutics, Inc	476
194,294	*,e	Covance, Inc	11,535
850,124	e	CSL Ltd	30,219
340,911	*,e	Cubist Pharmaceuticals, Inc	12,269
336,932	*,e	Curis, Inc	1,206
193,143	*,e	Cytori Therapeutics, Inc	925
12,050		Daewoong Pharmaceutical Co Ltd	433
681,020		Daiichi Sankyo Co Ltd	13,308
230,925		Dainippon Sumitomo Pharma Co Ltd	2,194
596,000		Dawnrays Pharmaceutical Holdings Ltd	213
91,589		Dechra Pharmaceuticals plc	721
486,574	*,e	Dendreon Corp	19,190
229,797	*,e	Depomed, Inc	1,880
141,502	*	Deva Holding AS	217
20,049	*	Devgen	185
63,611	*,e	Diamyd Medical AB (B Shares)	115
7,406		Dong-A Pharmaceutical Co Ltd	658
185,390		Dr Reddy’s Laboratories Ltd	6,353
375,438	*,e	Durect Corp	762
119,772	*,e	Dusa Pharmaceuticals, Inc	745
401,933	*	Dyax Corp	796
483,702	*,e	Dynavax Technologies Corp	1,330
8,950		Egis Gyogyszergyar Rt	962
95,153		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS.	129
645,224	e	Eisai Co Ltd	25,174
231,605	*	Elan Corp plc	2,658
35,455		Elder Pharmaceuticals Ltd	306
3,869,336		Eli Lilly & Co	145,216
189,816	*,e	Emergent Biosolutions, Inc	4,280

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

558,786	*,e	Endo Pharmaceuticals Holdings, Inc	$22,446
74,580	*,e	Endocyte, Inc	1,068
174,519	*,e	Enzo Biochem, Inc	742
197,045	*,e	Enzon Pharmaceuticals, Inc	1,980
172	e	EPS Co Ltd	406
209,384	*,e	eResearch Technology, Inc	1,334
16,291		Eurofins Scientific	1,501
128,488	*,e	Evolutec Group plc	169
134,852	*	Evotec AG.	498
215,552	*,e	Exact Sciences Corp	1,854
535,154	*,e	Exelixis, Inc	4,795
2,390,000	*	Extrawell Pharmaceutical Holdings Ltd	194
270,021		FAES FARMA S.A.	816
5,222		FDC Ltd	11
48,133	*,e	Fluidigm Corp	807
1,834,623	*,e	Forest Laboratories, Inc	72,174
54,529	*,e	Furiex Pharmaceuticals Inc	970
163,000	e	Fuso Pharmaceutical Industries Ltd	438
394,431	*	Galapagos NV	4,822
52,839	*	Genmab AS	411
71,254	*,e	Genomic Health, Inc	1,989
1,260,800	*,e	Genomma Lab Internacional S.A. de C.V.	3,213
94,566		Genus plc	1,565
592,719	*,e	Geron Corp	2,377
51,840		Gerresheimer AG.	2,475
6,062,158	*	Gilead Sciences, Inc	251,035
3,740,316		GlaxoSmithKline plc	80,171
9,620	*	Golf Trust Of America, Inc	82
7,235		Green Cross Corp	1,097
25,855		Grifols S.A.	519
78,050	*,e	GTx, Inc	374
78,000	e	Guangzhou Pharmaceutical Co Ltd	81
322,699	*,e	Halozyme Therapeutics, Inc	2,230
18,180	*	Han All Pharmarceutical Co	132
3,490	*	Handok Pharmaceuticals Co Ltd	41
5,926		Hanmi Pharm Co Ltd	143
4,309	*	Hanmi Pharm Co Ltd	311
95,097	*	Harvard Bioscience, Inc	507
252,735	e	Hikma Pharmaceuticals plc	3,085
47,475	e	Hisamitsu Pharmaceutical Co, Inc	2,022
53,129	*,e	Hi-Tech Pharmacal Co, Inc	1,537
753,887	*,e	Hospira, Inc	42,715
1,324,000		Hua Han Bio-Pharmaceutical Holdings Ltd	372
1,277,959	*,e	Human Genome Sciences, Inc	31,361
225,773	*,e	Idenix Pharmaceuticals, Inc	1,129
3,900		Il Dong Pharmaceutical Co Ltd	28
562,693	*,e	Illumina, Inc	42,286
2,295		Ilsung Pharmaceuticals Co Ltd	170
18,415		Ilyang Pharmaceutical Co Ltd	350
304,139	*,e	Immunogen, Inc	3,707
296,861	*,e	Immunomedics, Inc	1,208
398,255	*,e	Impax Laboratories, Inc	8,678

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

495,859	*,e	Incyte Corp	$9,392
91,064	*,e	Infinity Pharmaceuticals, Inc	752
239,514	*,e	Inhibitex, Inc	939
121,864	*,e	Insmed, Inc	1,461
53,810	*,e	Intercell AG.	222
227,638	*,e	InterMune, Inc	8,161
1,490		Ipca Laboratories Ltd	12
33,900		Ipsen	1,202
209,203	*,e	Ironwood Pharmaceuticals, Inc	3,289
420,279	*,e	Isis Pharmaceuticals, Inc	3,850
131,845	*	ISTA Pharmaceuticals, Inc	1,008
154,504	*,e	Jazz Pharmaceuticals, Inc	5,153
19,000		JCR Pharmaceuticals Co Ltd	190
9,030		Jeil Pharmaceutical Co	91
10,663,204	e	Johnson & Johnson	709,316
12,347		Jubilant Organosys Ltd	53
190,521		Kaken Pharmaceutical Co Ltd	2,670
104,567	*,e	Kendle International, Inc	1,577
289,637	*,e	Keryx Biopharmaceuticals, Inc	1,370
64,600		Kissei Pharmaceutical Co Ltd	1,258
44,335	*	Komipharm International Co Ltd	366
208,977	*,e	KV Pharmaceutical Co (Class A)	568
81,330		Kwang Dong Pharmaceutical Co Ltd	238
104,336		Kyorin Co Ltd	2,076
967,502	e	Kyowa Hakko Kogyo Co Ltd	9,229
580,845	e	Laboratorios Almirall S.A.	6,216
42,891	e	Laboratorios Farmaceuticos Rovi S.A	341
59,962	*,e	Lannett Co, Inc	299
784,964	*,e	Lexicon Pharmaceuticals, Inc	1,382
18,990	*	LG Life Sciences Ltd	865
878,501	*	Life Technologies Corp	45,744
88,692	*	Ligand Pharmaceuticals, Inc (Class B)	1,060
1,270,000		Lijun International Pharmaceutical Holding Ltd	265
99,900		Livzon Pharmaceutical, Inc	262
175,757		Lonza Group AG.	13,769
153,753	*	Luminex Corp	3,213
216,189		Lupin Ltd	2,177
299,670	*,e	MannKind Corp	1,139
97,345	*,e	MAP Pharmaceuticals, Inc	1,555
125,061	e	Maxygen, Inc	684
95,375	e	MDS, Inc	1,042
512,291	e	Meda AB (A Shares)	5,580
384,835	*	Medicines Co	6,354
310,725	e	Medicis Pharmaceutical Corp (Class A)	11,860
7,445	*	Medipost Co Ltd	300
132,418	*,e	Medivation, Inc	2,838
28,097	*	Medivir AB	585
37,155		Medtox Scientific, Inc	649
11,902,373	e	Merck & Co, Inc	420,035
85,964		Merck KGaA	9,347
134,450	*,e	Mesoblast Ltd	1,253
129,104	*,e	Metabolix, Inc	922

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

279,320	*,e	Mettler-Toledo International, Inc	$47,113
387,145	*,e	Micromet, Inc	2,222
139,516		Mochida Pharmaceutical Co Ltd	1,496
191,153	*,e	Momenta Pharmaceuticals, Inc	3,720
29,508	*	Morphosys AG.	873
22,167,242	*,a	MPM Bioventures II	4,483
5,830,591	*	Mylan Laboratories, Inc	143,841
455,638	*,e	Myriad Genetics, Inc	10,348
309,730	*,e	Nabi Biopharmaceuticals	1,666
466,242	*,e	Nektar Therapeutics	3,390
75,139	*,e	Neostem, Inc	111
411,733	*,e	Neurocrine Biosciences, Inc	3,314
32,095	*,e	NeuroSearch AS	281
30,400		Nichi-iko Pharmaceutical Co Ltd	810
94,657	*,e	NicOx S.A.	247
425,550		Nippon Chemiphar Co Ltd	1,733
68,000		Nippon Shinyaku Co Ltd	867
10,388	*,e	Novacea, Inc	114
5,157,549		Novartis AG.	316,091
297,150		Novartis AG. (ADR)	18,159
372,390	*,e	Novavax, Inc	752
553,759		Novo Nordisk AS (Class B)	69,375
386,252	*	NPS Pharmaceuticals, Inc	3,650
68,874	*,e	Nymox Pharmaceutical Corp	575
82,133	*,e	Obagi Medical Products, Inc	775
47,555	*,e	OncoGenex Pharmaceutical, Inc	810
189	*	OncoTherapy Science, Inc	337
194,012	*,e	Oncothyreon, Inc	1,783
91,951	e	Ono Pharmaceutical Co Ltd	4,919
350,227	*	Onyx Pharmaceuticals, Inc	12,363
418,663	*,e	Opko Health, Inc	1,545
195,966	*,e	Optimer Pharmaceuticals, Inc	2,330
173,563		Orchid Chemicals & Pharmaceuticals Ltd	1,059
451,563	*,e	Orexigen Therapeutics, Inc	718
161,700		Orion Oyj (Class B)	4,171
73,955	*,e	Osiris Therapeutics, Inc	572
257,725		Otsuka Holdings KK	6,820
147,646	*,e	Pacific Biosciences of California, Inc	1,727
10,563	*,e	Pacira Pharmaceuticals, Inc	127
169,585	e	Pain Therapeutics, Inc	656
25,900	*	Paladin Labs, Inc	1,081
191,406	*,e	Par Pharmaceutical Cos, Inc	6,313
256,522	*,e	Parexel International Corp	6,044
907,230	e	PDL BioPharma, Inc	5,325
258,092	*,e	Peregrine Pharmaceuticals, Inc	480
1,096,889		PerkinElmer, Inc	29,517
280,353	e	Perrigo Co	24,635
926	*	Pfizer Ltd	31
51,856,401		Pfizer, Inc	1,068,242

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

326,825		Pharmaceutical Product Development, Inc	$8,772
189,832	*,e	Pharmacyclics, Inc	1,982
202,230	*,e	Pharmasset, Inc	22,690
164,444	*	PharmAthene, Inc	483
317,591	*	Pharmaxis Ltd	287
64,107	*,f	Pharmstandard (GDR) (purchased 08/04/10, cost $1,743)	1,469
193,000	*	Phytohealth Corp	329
153,962		Piramal Healthcare Ltd	1,368
125,997	*,e	Pozen, Inc	529
143,737	*,e	Progenics Pharmaceuticals, Inc	1,032
197,500	*	Pronova BioPharma AS	357
9,877,500		PT Kalbe Farma Tbk	3,898
439,873	*,e	Qiagen N.V.	8,367
7,629	*,e	Qiagen N.V.	146
342,329	*	Questcor Pharmaceuticals, Inc	8,250
243,376		Ranbaxy Laboratories Ltd	2,956
159,575	*,e	Raptor Pharmaceutical Corp	988
277,453		Recordati S.p.A.	3,049
219,310	*,e	Regeneron Pharmaceuticals, Inc	12,437
1,741,862	*	Renovo Group plc	405
19,052		Richter Gedeon Nyrt	3,763
303,214	*,e	Rigel Pharmaceuticals, Inc	2,780
6,110	*	RNL BIO Co Ltd	20
934,972		Roche Holding AG.	156,534
114,000		Rohto Pharmaceutical Co Ltd	1,297
33,381	*,e	Sagent Pharmaceuticals	901
326,147	*,e	Salix Pharmaceuticals Ltd	12,990
225,971	*,e	Sangamo Biosciences, Inc	1,331
3,552,610		Sanofi-Aventis	285,774
395,790	*,e	Santarus, Inc	1,334
80,068		Santen Pharmaceutical Co Ltd	3,246
298,227	*,e	Savient Pharmaceuticals, Inc	2,234
21,500	e	Sawai Pharmaceutical Co Ltd	2,265
10,390		Schweizerhall Holding AG.	1,028
148,991	*,e	Sciclone Pharmaceuticals, Inc	900
421,408	*,e	Seattle Genetics, Inc	8,647
3,878	*	Seegene Inc	161
153,800		Seikagaku Corp	1,752
409,399	*,e	Sequenom, Inc	3,091
176,000		Shandong Luoxin Pharmacy Stock Co Ltd	186
136,000		Shandong Xinhua Pharmaceutical Co Ltd	46
270,355		Shionogi & Co Ltd	4,427
2,438,229		Shire Ltd	76,235
210,072		Shire plc (ADR)	19,791
143,405	*,e	SIGA Technologies, Inc	1,397
162,000	*	Sihuan Pharmaceutical Holdings	77
4,284,000		Sino Biopharmaceutical	1,543
4,254,176	*,a	Skyline Venture Fund II Ltd	239
976,029	*	Skyline Venture Fund III Ltd	237
347,530	*,e	Spectrum Pharmaceuticals, Inc	3,220
113,034	e	Stada Arzneimittel AG.	4,424

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

5,318		Stallergenes	$436
180,000		Standard Chemical & Pharma	185
33,715		Strides Arcolab Ltd	255
53,955	*,e	Sucampo Pharmaceuticals, Inc (Class A)	221
66,852	*	Sun Pharmaceutical Industries Ltd	133
604,002		Sun Pharmaceuticals Industries Ltd	6,742
59,899	*,e	Sunesis Pharmaceuticals, Inc	125
420,001	*,e	SuperGen, Inc	1,252
98,082	*,e	Synta Pharmaceuticals Corp	493
10,800		Taiko Pharmaceutical Co Ltd	109
99,759	e	Taisho Pharmaceutical Co Ltd	2,248
46,400	*,e	Takara Bio, Inc	277
1,088,895		Takeda Pharmaceutical Co Ltd	50,325
184,224		Tanabe Seiyaku Co Ltd	3,083
173,266	*,e	Targacept, Inc	3,651
387,095		Tecan Group AG.	32,400
124,442		Techne Corp	10,375
718,984		Teva Pharmaceutical Industries Ltd	34,676
146,701	*,e	Theratechnologies, Inc	665
286,855	*,e	Theravance, Inc	6,371
1,629,052	*	Thermo Electron Corp	104,895
37,897	*,e	ThromboGenics NV	1,017
514,000		Tong Ren Tang Technologies Co Ltd	505
15,800	e	Torii Pharmaceutical Co Ltd	298
13,100	e	Towa Pharmaceutical Co Ltd	790
22,411	*,e	Transgene S.A.	385
16,072	*,e,m	Trius Therapeutics, Inc	127
42,862		Tsumura & Co	1,370
61,000		TTY Biopharm Co Ltd	309
1,329,049	e	UCB S.A.	59,721
1,670		Unichem Laboratories Ltd	6
10,770,000	*	United Gene High-Tech Group Ltd	208
1,598,000	e	United Laboratories Ltd	2,368
448,643	*	United Therapeutics Corp	24,720
1,570,242	*,a,e	Vanda Pharmaceuticals, Inc	11,212
445,681	*	Vectura Group plc	570
635,524	*,e	Vertex Pharmaceuticals, Inc	33,041
304,963	*,e	Vical, Inc	1,256
12,541		Virbac S.A.	2,146
415,538	*,e	Viropharma, Inc	7,687
338,480	*,e	Vivus, Inc	2,755
5,086,051		Warner Chilcott plc	122,726
499,958	*,e	Waters Corp	47,866
5,014,656	*	Watson Pharmaceuticals, Inc	344,657
284,000	*	Winteam Pharmaceutical Group Ltd	49
34,321	*	Wockhardt Ltd	282
9,648	*	WuXi PharmaTech Cayman, Inc (ADR)	169
159,021	*,e	Xenoport, Inc	1,132
10,923		Yuhan Corp	1,382
214,410	*	Yungjin Pharmaceutical Co Ltd	229
170,000		YungShin Global Holding Corp	312
215,313	*,e	Zeltia S.A.	710

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

27,000	e	Zeria Pharmaceutical Co Ltd	$342
249,579	*,e	ZIOPHARM Oncology, Inc	1,527
27,619	*,e	Zogenix, Inc	111

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,523,925

REAL ESTATE - 2.9%
323,040		Abacus Property Group	804
42,900	*	Able Chintai Holdings Inc	212
170,994		Acadia Realty Trust	3,476
59,009		Acanthe Developpement S.A.	133
107,441		Acucap Properties Ltd	564
6,357	*	Advance Residence Investment Corp	13,305
637,788	*,e	Aedes S.p.A.	125
90,985		Aeon Mall Co Ltd	2,204
21,420		Affine S.A.	619
373,213	*	Afirma Grupo Inmobiliario S.A.	99
125,786	*	Africa Israel Investments Ltd	790
14,138	*	Africa Israel Properties Ltd	141
3,406,000	e	Agile Property Holdings Ltd	5,301
67,421		Agree Realty Corp	1,506
5,982,000	*	AGUNG PODOMORO LAND TBK	227
1,781,000		AIMS AMP Capital Industrial REIT	319
61,110	*	Airport City Ltd	281
32,000		Airport Facilities Co Ltd	123
8,384		Akmerkez Gayrimenkul Yatirim Ortakligi AS	395
8,488		Alexander’s, Inc	3,370
187,946		Alexandria Real Estate Equities, Inc	14,551
179,984		Aliansce Shopping Centers S.A.	1,647
990,291	e	Allan Gray Property Trust	943
17,260,079		Allco Commercial Real Estate Investment Trust	11,382
6,401,000	e	Allgreen Properties Ltd	8,352
695		Alliances Developpement Immobilier S.A.	59
27,817		Allied Properties Real Estate Investment Trust	688
15,951		Allreal Holding AG.	2,628
148,718		Alony Hetz Properties & Investments Ltd	779
5,797	*	AL-ROV Israel Ltd	189
6,102		Alrov Properties and Lodgings Ltd	124
49,323		Alstria Office REIT-AG.	744
1,032,200		Amata Corp PCL (For)	452
1,315,582		AMB Property Corp	47,150
1,621,971	*	Amer Group Holdings	399
220,263		American Assets Trust,Inc	4,945
400,474		American Campus Communities, Inc	14,225
354,422		American Capital Agency Corp	10,317
160,437		Amot Investments Ltd	465
1,104,875	e	AMP NZ Office Trust	778
88,215		Anant Raj Industries Ltd	126
64	e	ANF Immobilier	3
3,945,845		Annaly Capital Management, Inc	71,182
73,619		Ansal Properties & Infrastructure Ltd	70
717,630		Anworth Mortgage Asset Corp	5,389
538,060	e	Apartment Investment & Management Co (Class A)	13,737

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

79,909	e	Apollo Commercial Real Estate Finance, Inc	$1,288
147,150	*	ARMOUR Residential REIT, Inc	1,082
50,751		Artis Real Estate Investment Trust	739
719,000	f	Ascendas India Trust (purchased 05/31/11, cost $565)	556
312,519		Ascendas Real Estate Investment Trust	520
838,586		Ascott Residence Trust	807
265,500		Ashford Hospitality Trust, Inc	3,305
84,420		Asian Property Development PCL (ADR)	14
1,965,260		Asian Property Development PCL (Foreign)	317
712,749		Aspen Group	336
258,394		Associated Estates Realty Corp	4,199
3,318		Atenor Group	161
392,191	e	Atrium European Real Estate Ltd	2,583
359,319		Australand Property Group	1,105
413,981		AvalonBay Communities, Inc	53,155
36,227	*	Avatar Holdings, Inc	551
7,149,223		Ayala Land, Inc	2,581
9,247,920	m	Ayala Land, Inc (Preference)	21
74,082	e	Babcock & Brown Japan Property Trust	225
9,897,400	*	Bangkokland PCL	220
2,406		Bayside Land Corp	592
41,622		Befimmo SCA Sicafi	3,697
1,508,000		Beijing Capital Land Ltd	502
596,000	e	Beijing North Star Co	140
1,825,100	*	Belle Corp	203
1,301,413		Beni Stabili S.p.A.	1,314
27,000		Beni Stabili S.p.A. (Paris)	27
234,205		Big Yellow Group plc	1,157
691,030	e	BioMed Realty Trust, Inc	13,295
145	e	BLife Investment Corp	981
70,959		Boardwalk Real Estate Investment Trust	3,553
810,776		Boston Properties, Inc	86,071
594,256		BR Malls Participacoes S.A.	6,797
186,411		BR Properties S.A.	2,090
258,774	e	Brandywine Realty Trust	2,999
160,800		Brasil Brokers Participacoes S.A.	788
169,983		BRE Properties, Inc (Class A)	8,479
435,776	*	Brioschi Sviluppo Immobiliare	90
171,642		British Israel Investments Ltd	656
1,153,658		British Land Co plc	11,279
623,006		Brookfield Asset Management, Inc	20,729
6,218	*	Brookfield Multiplex Group	540
45,000		Brookfield Properties Corp	868
602,349	e	Brookfield Properties Corp (Toronto)	11,635
786,403		Bunnings Warehouse Property Trust	1,546
2,222,000	e	C C Land Holdings Ltd	837
107,388	*,e	CA Immobilien Anlagen AG.	1,950
789,000		Cache Logistics Trust	623
85,275		Calloway Real Estate Investment Trust	2,229
1,191,840		Cambridge Industrial Trust	481
297,237		Camden Property Trust	18,910
143,517	e	Campus Crest Communities, Inc	1,857

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

60,891		Canadian Apartment Properties REIT	$1,221
82,156		Canadian Real Estate Investment Trust	2,828
3,813,974	e	CapitaCommercial Trust	4,512
695,574	e	Capital & Counties Properties	2,199
571,715	*	Capital & Regional plc	362
453,741		Capital Lease Funding, Inc	2,228
1,355,373		Capital Property Fund	1,652
7,670,000	*	Capital Strategic Investment Ltd	257
1,398,921		CapitaLand Ltd	3,323
4,951,699		CapitaMall Trust	7,548
1,051,423		CapitaMalls Asia Ltd	1,262
432,100		CapitaMalls Malaysia Trust	177
870,000	e	CapitaRetail China Trust	865
439,854		Capstead Mortgage Corp	5,894
354,368		Castellum AB	5,306
1,451,000		Cathay Real Estate Development Co Ltd	754
1,478,228	*	CB Richard Ellis Group, Inc (Class A)	37,118
730,563	e	CBL & Associates Properties, Inc	13,245
1,126,000		CDL Hospitality Trusts	1,890
376,888	e	Cedar Shopping Centers, Inc	1,941
1,070,000		Central China Real Estate Ltd	258
98,000		Central Pattana PCL (Foreign)	94
2,575	*	Centro Properties Group	0	^
1,581,031	*	Centro Retail Group	571
4,304,289	e	CFS Gandel Retail Trust	8,390
953,000		CH Karnchang PCL	239
695,438		Challenger Diversified Property Group	410
4,555,636	e	Champion Real Estate Investment Trust	2,562
308,539		Charter Hall Group	715
50,540	e	Chatham Lodging Trust	814
151,649		Chesapeake Lodging Trust	2,587
5,590,813		Cheuk Nang Holdings Ltd	3,062
1,118,057		Cheung Kong Holdings Ltd	16,419
7,375,065	e	Chimera Investment Corp	25,518
1,061,000		China Aoyuan Property Group Ltd	185
1,642,000		China Chengtong Development Group Ltd	102
7,299,080	e	China Overseas Land & Investment Ltd	15,702
557,000	*	China Properties Group Ltd	162
3,082,000	e	China Resources Land Ltd	5,594
1,621,000		China SCE Property Holdings Ltd	418
3,110,000	e	China South City Holdings Ltd	496
2,048,620		China Vanke Co Ltd	2,759
335,500	e	Chinese Estates Holdings Ltd	575
232,000		Chong Hong Construction Co	640
219,677		City Developments Ltd	1,865
193,338		Citycon Oyj	869
40,641	*	CLS Holdings plc	424
734,000	*	Coastal Greenland Ltd	39
19,869		Cofinimmo	2,831
257,951		Cogdell Spencer, Inc	1,545
26,001	*	Colonia Real Estate AG.	195
451,775		Colonial Properties Trust	9,216

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

138,116	e	Colony Financial, Inc	$2,496
41,498		Cominar Real Estate Investment Trust	947
6,421,610	e	Commonwealth Property Office Fund	6,484
21,278	e	Consolidated-Tomoka Land Co	609
91,624	e	Conwert Immobilien Invest AG.	1,549
96,090		Coresite Realty	1,576
50,333		Corio NV	3,333
196,459	e	Corporate Office Properties Trust	6,112
11,424,000	e	Country Garden Holdings Co Ltd	5,032
521,129		Cousins Properties, Inc	4,450
2,076		Crescendo Investment Corp	1,201
236,133	e	CreXus Investment Corp	2,623
1,044,959		Cromwell Group	773
321,904	e	Cypress Sharpridge Investments, Inc	4,124
1,382	e	DA Office Investment Corp	4,863
75,100		Daibiru Corp	576
484,000	*	Daikyo, Inc	824
1,245,900		Daiman Development BHD	789
158,206		Daito Trust Construction Co Ltd	13,432
543,887		Daiwa House Industry Co Ltd	6,863
2,562,116	e	DB RREEF Trust	2,427
1,326,049	e	DCT Industrial Trust, Inc	6,935
366,374	*	Delta Corp Ltd	824
146,163		Derwent London plc	4,283
66,308		Deutsche Euroshop AG.	2,623
104,168		Deutsche Wohnen AG.	1,813
1,052,378	e	Developers Diversified Realty Corp	14,839
172,389		Development Securities plc	625
902,697	e	DiamondRock Hospitality Co	9,686
72,893		DIC Asset AG.	922
617,494	e	Digital Realty Trust, Inc	38,149
4,191,974		DLF Ltd	19,808
240,558	e	Douglas Emmett, Inc	4,785
185,388		Douja Promotion Groupe Addoha S.A.	2,322
486,234		Duke Realty Corp	6,812
28,294		Dundee Real Estate Investment Trust	953
245,300	e	DuPont Fabros Technology, Inc	6,182
213,537	e	Dynex Capital, Inc	2,067
432,600		Eastern & Oriental BHD	231
124,434	e	EastGroup Properties, Inc	5,290
450,914		Education Realty Trust, Inc	3,864
19,877	*	Elbit Imaging Ltd	123
14,911	*	Electra Real Estate Ltd	82
434,177	e	Emira Property Fund	856
1,216,949		Emlak Konut Gayrimenkul Yatiri	2,058
4,078,666		Emperor International Holdings	926
243,426	e	Entertainment Properties Trust	11,368
166,326	e	Equity Lifestyle Properties, Inc	10,385
223,416	e	Equity One, Inc	4,164
1,222,300		Equity Residential	73,337
213,937		Essex Property Trust, Inc	28,944

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

36,007		Eurobank Properties Real Estate Investment Co	$298
54,781		Eurocommercial Properties NV	2,726
8,142,000	e	Evergrande Real Estate Group	5,332
70,083	e	Excel Trust, Inc	773
48,300		Extendicare Real Estate Investment Trust	522
483,992		Extra Space Storage, Inc	10,324
217,253		Fabege AB	2,184
3,171,000		Fantasia Holdings Group Co Ltd	499
1,639,003		Far East Consortium	368
346,700		Farglory Land Development Co Ltd	866
91,274	*	Fastighets AB Balder	458
173,671	e	Federal Realty Investment Trust	14,793
718,181	*	FelCor Lodging Trust, Inc	3,828
3,093,000	*	Fil-Estate Land, Inc	140
14,461,000		Filinvest Land, Inc	392
94,280		First Capital Realty, Inc	1,611
469,763	*,e	First Industrial Realty Trust, Inc	5,379
210,182		First Potomac Realty Trust	3,218
585,000		First Real Estate Investment Trust	377
39,010	*	FirstService Corp	1,351
1,177,718		FKP Property Group	888
43,641		Fonciere Des Regions	4,623
527,278	*,e	Forest City Enterprises, Inc (Class A)	9,844
154,298	*,e	Forestar Real Estate Group, Inc	2,535
1,457,849	e	Fortune Real Estate Investment Trust	717
288,897	e	Franklin Street Properties Corp	3,730
6,035,200	e	Franshion Properties China Ltd	1,540
637,000		Frasers Centrepoint Trust	794
464		Frontier Real Estate Investment Corp	4,080
125	*	Fukuoka REIT Corp	941
525	*	Future Mall Management Ltd	1
137,120	e	GAGFAH S.A.	998
24,874		Gazit, Inc	536
20,725	e	Gecina S.A.	2,896
1,757,083		General Growth Properties, Inc	29,326
54,700	*	General Shopping Brasil S.A.	470
109,102	e	Getty Realty Corp	2,753
43,640	e	Gladstone Commercial Corp	756
461,703	e	Glimcher Realty Trust	4,386
324,093	*,e	Global Logistic Properties	544
644	e	Global One Real Estate Investment Corp	5,383
137,415	*	Globe Trade Centre S.A.	932
1,414,000	e	Glorious Property Holdings Ltd	443
258,678	f	Gold Wheaton Gold Corp (GDR) (purchased 12/07/10, cost $2,297)	2,044
34,280		Goldcrest Co Ltd	713
926,436	e	Goodman Property Trust	730
125,865	e	Government Properties Income Trust	3,401
868,337		GPT Group (ASE)	2,952
556,110		Grainger plc	1,159
910,011		Great Eagle Holdings Ltd	3,032
520,130		Great Portland Estates plc	3,641

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,047,500		Greentown China Holdings Ltd	$1,008
2,449,193	e	Growthpoint Properties Ltd	6,626
8,476,400	*,e	Guangzhou Investment Co Ltd	1,607
3,908,336	e	Guangzhou R&F Properties Co Ltd	5,350
985,000		GZI Real Estate Investment Trust	509
18,000		H&R Real Estate Investment Trust	404
1,418,503		Hammerson plc	10,967
96,707		Hang Lung Group Ltd	614
740,667		Hang Lung Properties Ltd	3,045
182	e	Hankyu Reit, Inc	930
320,264	e	Hatteras Financial Corp	9,041
1,121,593		HCP, Inc	41,151
506,921		Health Care REIT, Inc	26,578
315,470	e	Healthcare Realty Trust, Inc	6,508
235,000		Heiwa Real Estate Co Ltd	510
124,877		Helical Bar plc	510
14,816		Heliopolis Housing	47
1,089,476	e	Henderson Land Development Co Ltd	7,045
648,208		Hersha Hospitality Trust	3,611
453,000		Highwealth Construction Corp	1,065
345,085	e	Highwoods Properties, Inc	11,433
873,600		HKR International Ltd	512
376,000	e	Ho Bee Investment Ltd	442
185,394	e	Home Properties, Inc	11,287
481,000	*	Hong Fok Corp Ltd	212
290,000		Hongkong Land Holdings Ltd	2,068
28,000		Hopefluent Group Holdings Ltd	11
981,521	e	Hopewell Holdings	3,114
928,000		Hopson Development Holdings Ltd	836
233,072		Hospitality Properties Trust	5,652
2,568,578	e	Host Marriott Corp	43,537
379,615	*	Housing Development & Infrastruture Ltd	1,361
73,914	*	Howard Hughes Corp	4,807
467,256		HRPT Properties Trust	12,074
529,389		Huaku Development Co Ltd	1,574
109,000		Huang Hsiang Construction Co	290
120,722	e	Hudson Pacific Properties	1,875
293,354		Hufvudstaden AB (Series A)	3,520
83,200		Hulic Co Ltd	769
299,000		Hung Ching Development Co	224
411,000		Hung Poo Real Estate Development Corp	510
747,000		Hung Sheng Construction Co Ltd	442
2,476,000		Hutchison Harbour Ring Ltd	246
146,167		Hyprop Investments Ltd	1,176
446,270		Hysan Development Co Ltd	2,214
57,153		ICADE	7,040
1,210,132		IGB Corp BHD	858
60,700		Iguatemi Empresa de Shopping Centers S.A.	1,492
51,100	e	Iida Home Max	447
1,148,100		IJM Land BHD	1,082
319,848		Immobiliare Grande Distribuzione	781
678,696	*,e	IMMOFINANZ Immobilien Anlagen AG	2,894

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

695,668	*	Indiabulls Real Estate Ltd	$1,756
402	e	Industrial & Infrastructure Fund Investment Corp	1,993
122,941		Industrial Buildings Corp	258
3,777,715		ING Office Fund	2,620
388,257	e	Inland Real Estate Corp	3,428
61,400		InnVest Real Estate Investment Trust	432
1,845		Intershop Holdings	691
9,356		Intervest Offices	302
281,741		Invesco Mortgage Capital, Inc	5,953
349,480	e	Investors Real Estate Trust	3,026
821,124		Is Gayrimenkul Yatirim Ortakligi AS	622
391,905	*,e	iStar Financial, Inc	3,178
120,878	*	IVG Immobilien AG.	947
85,506	*	IVR Prime Urban Developers Ltd	88
707	e	Japan Excellent, Inc	3,571
274	*,e	Japan Logistics Fund Inc	2,551
2,790	e	Japan Prime Realty Investment Corp	7,389
720		Japan Real Estate Investment Corp	7,084
2,376	e	Japan Rental Housing Investments, Inc	1,045
3,785	*	Japan Retail Fund Investment Corp	5,833
40,000		Jereissati Participacoes S.A.	36
120,841		Jerusalem Economy Ltd	1,561
247,000		JHSF Participacoes S.A.	752
972,050		Jiangsu Future Land Co Ltd	560
1,033	e	Joint Reit Investment Corp	4,643
280,066	e	Jones Lang LaSalle, Inc	26,410
5,024	*	JW Construction Holding S.A.	28
1,369,036	e	K Wah International Holdings Ltd	509
1,678,000	*,e	Kaisa Group Holdings Ltd	617
224,000		KEE TAI Properties Co Ltd	154
1,456	*	Kenedix Realty Investment Corp	5,614
3,075	*,e	Kenedix, Inc	539
96,791	e	Kennedy-Wilson Holdings, Inc	1,186
371,546	e	Keppel Land Ltd	1,098
1,550,641		Kerry Properties Ltd	7,495
58,900	e	Killam Properties, Inc	658
264,276	e	Kilroy Realty Corp	10,436
1,451,582	e	Kimco Realty Corp	27,057
109,000		Kindom Construction Co	96
357,000		King’s Town Construction Co Ltd	360
340,288		Kite Realty Group Trust	1,695
1,009,141	e	Kiwi Income Property Trust	870
5,264,978		KLCC Property Holdings BHD	5,841
74,848		Klepierre	3,090
306,788		Klovern AB	1,533
3,125,130		Kowloon Development Co Ltd	4,219
488,000		K-REIT Asia	528
69,500		KrisAssets Holdings BHD	97
205,554		Kungsleden AB	1,959
308,000	*	Kuoyang Construction Co Ltd	213
2,275,000	e	KWG Property Holding Ltd	1,521
37,105,000		Lai Fung Holdings Ltd	1,435

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

7,827,000	*	Lai Sun Development	$220
1,068,887		Land Securities Group plc	14,622
447,665	e	LaSalle Hotel Properties	11,791
2,574		Leasinvest Real Estate SCA	258
348,689		Lend Lease Corp Ltd	3,367
507,911	*,e	Leopalace21 Corp	722
679,713	e	Lexington Corporate Properties Trust	6,206
800,235		Liberty International plc	5,134
221,552	e	Liberty Property Trust	7,218
3,652,388	e	Link Real Estate Investment Trust	12,477
1,095,000	e	Lippo-Mapletree Indonesia Retail Trust	540
220,000		Liu Chong Hing Investment	259
404,000		Long Bon International Co Ltd	169
1,989,500	e	Longfor Properties Co Ltd	3,071
1,862,200		LPN Development PCL	580
47,300		LPS Brasil Consultoria de Imoveis S.A.	1,152
183,437	e	LTC Properties, Inc	5,103
552,394	e	Macerich Co	29,553
186,659	e	Mack-Cali Realty Corp	6,149
369,288		Macquarie CountryWide Trust	1,271
3,209,850	e	Macquarie Goodman Group	2,433
3,837,590	e	Macquarie MEAG Prime REIT	2,032
655,484		Macquarie Office Trust	2,363
252,620	*	Maguire Properties, Inc	722
808,200		Mah Sing Group BHD	700
35,779	*,e,m	Mapeley Ltd	242
1,374,000	e	Mapletree Industrial Trust	1,310
1,846,523	e	Mapletree Logistics Trust	1,385
480,834		Medical Properties Trust, Inc	5,530
13,590	*	Medinet Nasr Housing	47
19,802,000	f	Megaworld Corp (purchased 08/20/08, cost $990)	913
29,041		Melisron Ltd	665
38,192	e	Mercialys S.A	1,618
263,009		Metric Property Investments plc	450
1,530,288		MFA Mortgage Investments, Inc	12,304
458	e	MID Reit, Inc	1,281
165,632	e	Mid-America Apartment Communities, Inc	11,175
1,792,929	e	Midland Holdings Ltd	1,053
171,565	*	Minerva plc	333
1,982,000	e	Mingfa Group	633
2,166,000		Minmetals Land Ltd	344
2,890,888	e	Mirvac Group	3,888
311,834	e	Mission West Properties, Inc	2,738
1,188,030		Mitsubishi Estate Co Ltd	20,850
1,648,026		Mitsui Fudosan Co Ltd	28,384
6,630		Mobimo Holding AG.	1,717
142,819	e	Monmouth Real Estate Investment Corp (Class A)	1,207
38,521		Morguard Real Estate Investment Trust	618
619		Mori Hills REIT Investment Corp	2,265
791	e	Mori Trust Sogo Reit, Inc	7,751
90,596		Multiplan Empreendimentos Imobiliarios S.A.	1,980
292,500		Naim Holdings BHD	239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

102,930		National Health Investors, Inc	$4,573
456,451		National Retail Properties, Inc	11,188
829,525		Nationwide Health Properties, Inc	34,351
1,332,000	*	Neo-China Land Group Holdings Ltd	417
4,856,666		New World China Land Ltd	1,741
16,651,800		New World Development Ltd	25,281
340,618	*,e	Newcastle Investment Corp	1,969
50,764	e	Nieuwe Steen Investments NV	1,030
277		Nippon Accommodations Fund, Inc	2,082
97	e	Nippon Building Fund, Inc	948
48,098	*	Nitsba Holdings 1995 Ltd	464
60,729		Nomura Real Estate Holdings, Inc	1,013
493	e	Nomura Real Estate Office Fund, Inc	3,264
204		Nomura Real Estate Residential Fund, Inc	1,143
52,369		Northern Property Real Estate Investment Trust	1,660
399,322		NorthStar Realty Finance Corp	1,609
535,190		Norwegian Property ASA	1,119
181,811	e	NRDC Acquisition Corp	1,956
3,808	e	NTT Urban Development Corp	3,267
434,158	e	Omega Healthcare Investors, Inc	9,122
61,646	e	One Liberty Properties, Inc	952
1,214	*	Orix JREIT, Inc	6,709
499,000	*	OXLEY HOLDINGS	151
1,228,000		Pacific Century Premium Developments Ltd	233
1,936,500	*	Pakuwon Jati Tbk PT	222
767,522	*	Palm Hills Developments SAE	299
84,620		Paramount Corp BHD	56
514,000		Parkway Life Real Estate Investment Trust	771
167,253	e	Parkway Properties, Inc	2,853
666,874		Parque Arauco S.A	1,491
316,431	*	Parsvnath Developers Ltd	337
108,761	*	Patrizia Immobilien AG.	817
148,704		PAZ Corp S.A.	124
242,373	e	Pebblebrook Hotel Trust	4,894
234,063	e	Peet Ltd	368
340,236	e	Pennsylvania Real Estate Investment Trust	5,342
114,679		Pennymac Mortgage Investment Trust	1,900
436,741		Phoenix Mills Ltd	1,856
322,336	e	Piedmont Office Realty Trust, Inc	6,572
815,080	*,e	Pirelli & C Real Estate S.p.A.	574
419,437	e	Plum Creek Timber Co, Inc	17,004
3,181,000	e	Poly Hong Kong Investment Ltd	2,100
7,091,160		Polytec Asset Holdings Ltd	968
225,423		Post Properties, Inc	9,188
174,824	e	Potlatch Corp	6,166
846,000		Powerlong Real Estate Holdings Ltd	243
362		Premier Investment Co	1,560
254,180	*	Prestige Estates Projects Ltd	684
1,613,500		Preuksa Real Estate PCL (Foreign)	968
51,816		Primaris Retail Real Estate Investment Trust	1,131
189,816		Primary Health Properties plc	978
774,000		Prince Housing & Development Corp	792

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,679		Property & Building Corp	$109
2,763,000		Prosperity REIT	651
129,542	e	PS Business Parks, Inc	7,138
58,186		PSP Swiss Property AG.	5,527
14,481,000		PT Alam Sutera Realty Tbk	551
34,846,500		PT Bakrieland Development Tbk	603
7,465,500		PT Bumi Serpong Damai	785
6,922,500	*	PT Ciputra Development Tbk	348
3,469,500		PT Ciputra Property Tbk	172
6,988,000	*	PT Intiland Development Tbk	265
26,505,813		PT Lippo Karawaci Tbk	2,012
15,161,000	*	PT Sentul City Tbk	211
3,773,500		PT Summarecon Agung Tbk	503
659,999		Public Storage, Inc	75,245
2,003,815	f	Puravankara Projects Ltd (purchased 01/21/08, cost $7,383)	3,926
7,575,200		Quality House PCL	442
758,306	*	Quintain Estates & Development plc	730
250,000		Radium Life Tech Co Ltd	328
508,056		RAIT Investment Trust	1,067
260,144	e	Ramco-Gershenson Properties	3,221
632,341		Raven Russia Ltd	584
922,407	e	Rayonier, Inc	60,279
250,780	e	Realty Income Corp	8,399
3,458,595		Redefine Income Fund Ltd	4,018
331,111		Redwood Trust, Inc	5,006
31,448,000	e	Regal Real Estate Investment Trust	10,240
216,919		Regency Centers Corp	9,538
16,626,500	e	Renhe Commercial Holdings Co Ltd	3,211
274,288		Resilient Property Income Fund Ltd	1,276
267,827	e	Resource Capital Corp	1,693
235,484		RioCan Real Estate Investment Trust	6,334
107,975		RLJ Lodging Trust	1,876
1,828,500		Robinsons Land Corp	507
591,000		Ruentex Development Co Ltd	833
2,067,785		S.A. Corporate Real Estate Fund	1,014
3,364,000		SABANA SHARIAH COMP	2,574
125,186	e	Sabra Healthcare REIT, Inc	2,092
38,790		Sankei Building Co Ltd	214
1,835,883		Sansiri PCL	283
39,020	e	Saul Centers, Inc	1,536
315,790		Savills plc	1,981
166,970		SC Global Developments Ltd	199
1,622,124		Segro plc	8,133
663,466		Senior Housing Properties Trust	15,532
552,528		Shaftesbury plc	4,685
312,000	e,m	Shanghai Forte Land Co	140
425,540		Shanghai Jinqiao Export Processing Zone Development Co Ltd	350
1,330,900		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	1,722
21,018,000	e	Shanghai Real Estate Ltd	1,654
650,000		Shanghai Zendai Property Ltd	18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

3,672,000		Shenzhen Investment Ltd	$1,103
255,500	*	Shenzhen Special Economic Zone Real Estate & Properties Group Co Ltd	98
3,818,000	e	Shimao Property Holdings Ltd	4,731
461,000	*	Shining Building Business Co Ltd	709
42,200	e	Shoei Co Ltd	381
7,338,305	e	Shui On Land Ltd	3,223
2,180,000		Silver Grant International	702
1,657,585	e	Simon Property Group, Inc	192,660
276,000	e	Singapore Land Ltd	1,600
1,090,918		Sino Land Co	1,755
1,806,000	*	Sinolink Worldwide Holdings Ltd	191
16,039,412	e	Sino-Ocean Land Holdings Ltd	8,190
879,796		Sinpas Gayrimenkul Yatirim Ortakligi AS	985
394,800		Sinyi Realty Co	763
21,613		Six of October Development & Investment	225
511,201	e	SL Green Realty Corp	42,363
1,400,662		SM Development Corp	265
6,296,952		SM Prime Holdings	1,717
196,277		Sobha Developers Ltd	1,140
6,768		Societe de la Tour Eiffel	626
16,183	e	Societe Immobiliere de Location pour l’Industrie et leCommerce	2,318
6,662,000	e	Soho China Ltd	5,967
21,100		Sonae Sierra Brasil	329
325,706	*	Songbird Estates plc	802
98,000		Soundwill Holdings Ltd	153
125,745		Sovran Self Storage, Inc	5,156
1,299,975		SP Setia BHD	1,800
67,678	*	Sparkassen Immobilien AG.	455
2,915,929		SPG Land Holdings Ltd	1,171
636,967		Sponda Oyj	3,705
399,149		ST Modwen Properties plc	1,185
127,413	*,e	St. Joe Co	2,655
64,205	e	STAG Industrial, Inc	787
642,873	e	Starwood Property Trust, Inc	13,185
4,474,009	e	Stockland Trust Group	16,411
973,875	*	Strategic Hotels & Resorts, Inc	6,895
23,870		Sumitomo Real Estate Sales Co Ltd	1,108
1,217,892		Sumitomo Realty & Development Co Ltd	27,219
115,089	e	Summit Hotel Properties, Inc	1,306
88,537	e	Sun Communities, Inc	3,303
1,495,883		Sun Hung Kai Properties Ltd	21,866
905,000	*	Sunac China Holdings Ltd	322
2,895,000		Sunlight Real Estate Investment Trust	926
581,979	*,e	Sunstone Hotel Investors, Inc	5,395
3,315,000	e	Suntec Real Estate Investment Trust	4,051
1,473,054		Sunteck Realty Ltd	9,872
228,100		Sunway City BHD	407
997,500		Sunway Real Estate Investment	367
1,197,300		Supalai PCL	418
1,785,721		Swire Pacific Ltd (Class A)	26,291

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

75,200		Swiss Prime Site AG.	$6,453
83,183		Sycom Property Fund	256
852,900		TA Global BHD	105
72,555	*	TAG Tegernsee Immobilien und Beteiligungs AG.	735
872,000		TAI Cheung Holdings	685
276,000	*	Taiwan Land Development Corp	154
1,215,697	*	Talaat Moustafa Group	1,001
21,181,700		Tanayong PCL	470
467,205	e	Tanger Factory Outlet Centers, Inc	12,507
339,833	e	Taubman Centers, Inc	20,118
138,834		Technopolis plc	768
56,870	*,e	Tejon Ranch Co	1,939
60,851	e	Terreno Realty Corp	1,035
745,000	*,e	Thomas Properties Group, Inc	2,391
1,064,700		Ticon Industrial Connection PCL	437
53,341	*	TK Development	228
106,800		TOC Co Ltd	481
28,400		Toho Real Estate Co Ltd	151
1,850,482		Tokyo Tatemono Co Ltd	6,752
324,329		Tokyu Land Corp	1,378
28,000		Tokyu Livable, Inc	255
299	*	Tokyu REIT, Inc	2,002
148,000		Tomson Group Ltd	51
929		Top REIT Inc	5,108
205,498		Torunlar Gayrimenkul Yatrirum	783
19,597	e	Tosei Corp	6,118
352,785		Two Harbors Investment Corp	3,792
481,085	e	UDR, Inc	11,811
954,796	*	UEM Land Holdings BHD	891
48,126	e	UMH Properties, Inc	515
97,000		Unibail	22,412
221,851	*	Unite Group plc	775
9,297,730	*	Unitech Corporate Parks plc	3,283
14,214,507		Unitech Ltd	10,193
5,670,000	*,e	United Energy Group Ltd	845
1,138,637		United Overseas Land Ltd	4,624
10,473		United Urban Investment Corp	12,061
46,517		Universal Health Realty Income Trust	1,860
95,582		Urstadt Biddle Properties, Inc (Class A)	1,731
565,841	e	U-Store-It Trust	5,953
24,524		Vastned Offices/Industrial	434
25,284		Vastned Retail NV	1,811
915,975	e	Ventas, Inc	48,281
5,789,000		Vista Land & Lifescapes, Inc	423
720,870		Vornado Realty Trust	67,171
177,167		Vukile Property Fund Ltd	372
117,890		Wallenstam Byggnads AB (B Shares)	1,253
109,103		Walter Investment Management Corp	2,421
28,456		Warehouses De Pauw SCA	1,585
280,396	e	Washington Real Estate Investment Trust	9,118
232,288	e	Weingarten Realty Investors	5,844
4,376		Wereldhave Belgium NV	437

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

31,574		Wereldhave NV	$3,214
7,057,104		Westfield Group	65,776
10,461,085		Westfield Retail Trust	30,494
1,640,440	e	Weyerhaeuser Co	35,860
3,281,761		Wharf Holdings Ltd	22,885
1,422,064	e	Wheelock & Co Ltd	5,720
527,097	e	Wheelock Properties S Ltd	773
27,832		Whitestone REIT	354
189,355		Wihlborgs Fastigheter AB	2,739
902,267		Wing Tai Holdings Ltd	1,081
103,484	e	Winthrop Realty Trust	1,236
3,016,272		Workspace Group plc	1,462
965,000		Yanlord Land Group Ltd	946
1,634,032		YNH Property BHD	1,066
667,000	*	YTL Land & Development BHD	354
608,000		Yuzhou Properties Co	195
4,782,800	*	Zhong An Real Estate Ltd	926
550,000	*	Zhuguang Holdings Group Co Ltd	86
56,590	*	Zueblin Immobilien Holding AG.	247

		TOTAL REAL ESTATE	3,204,095

RETAILING - 3.3%
164,729	*	1-800-FLOWERS.COM, Inc (Class A)	511
203,524	*,e	99 Cents Only Stores	4,119
350,041		Aaron’s, Inc	9,892
2,701		ABC-Mart, Inc	110
557,291		Abercrombie & Fitch Co (Class A)	37,294
536,928		Advance Auto Parts, Inc	31,405
394,661	*	Aeropostale, Inc	6,907
44,100	e	Alpen Co Ltd	719
1,387,531	*	Amazon.com, Inc	283,737
375,654		American Eagle Outfitters, Inc	4,790
39,356	*,e	America’s Car-Mart, Inc	1,299
18,517	e	Amsterdam Commodities NV	282
308,102	*	Ann Taylor Stores Corp	8,041
47,000		AOKI Holdings, Inc	733
72,341		Aoyama Trading Co Ltd	1,248
85,284		ARB Corp Ltd	693
41,800		Arc Land Sakamoto Co Ltd	666
17,200	e	Asahi Co Ltd	321
121,099	*	Asbury Automotive Group, Inc	2,244
26,400		ASKUL Corp	431
253,746	*,e	ASOS plc	9,749
126,408	*	Audiovox Corp (Class A)	956
209,000		Aurora Corp	410
49,878		Autobacs Seven Co Ltd	2,104
172,439		Automotive Holdings Group	412
151,862	*,e	Autonation, Inc	5,560
200,434	*	Autozone, Inc	59,098
85,679		B2W Companhia Global Do Varejo	1,046
132,127		Barnes & Noble, Inc	2,191
50,661		BasicNet S.p.A	177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

238,367		Bebe Stores, Inc	$1,456
1,925,664	*	Bed Bath & Beyond, Inc	112,401
5,943,100		Belle International Holdings Ltd	12,556
31,300		Belluna Co Ltd	205
1,063,558		Best Buy Co, Inc	33,406
66,000	*	Best Denki Co Ltd	184
30,144		Beter BED Holding NV	820
1,931	e	BIC CAMERA, Inc	1,035
147,440	e	Big 5 Sporting Goods Corp	1,159
374,048	*	Big Lots, Inc	12,400
85,862		Bilia AB (A Shares)	1,549
54,669	*,e	Blue Nile, Inc	2,404
94,999	*,e	Body Central Corp	2,235
2,244,000	e	Bonjour Holdings Ltd	373
43,262	e	Bon-Ton Stores, Inc/the	421
941,000	e	Boshiwa International Holding	576
308,272	*	Boyner Buyuk Magazacilik	701
203,533	e	Brown Shoe Co, Inc	2,168
117,364	e	Buckle, Inc	5,011
74,477	*,e	Build-A-Bear Workshop, Inc	485
46,241		Byggmax Group AB	311
202,073	*,e	Cabela’s, Inc	5,486
117,608		Canadian Tire Corp Ltd	7,695
81,100	*,e	Canon Marketing Japan, Inc	919
439,123	*,e	Carmax, Inc	14,522
51,298		Carpetright plc	540
7,585		Cashbuild Ltd	107
212,989	*,e	Casual Male Retail Group, Inc	884
119,758		Cato Corp (Class A)	3,449
71,294	*	CDON Group AB	434
50,701		CFAO S.A.	2,201
18,432		Charles Voegele Holding AG.	982
508,868	*,e	Charming Shoppes, Inc	2,117
769,078	e	Chico’s FAS, Inc	11,713
146,407	*,e	Children’s Place Retail Stores, Inc	6,514
33,400		Chiyoda Co Ltd	495
438,000	e	Chow Sang Sang Holding	1,486
159,215	e	Christopher & Banks Corp	915
240,800		Cia Hering	5,539
68,981	*,e	Citi Trends, Inc	1,040
3,245		CJ O Shopping Co Ltd	703
49,700	e	Clas Ohlson AB (B Shares)	701
625,583		Clicks Group Ltd	3,917
340,654	*,e	Coldwater Creek, Inc	477
313,988	*,e	Collective Brands, Inc	4,612
81,441	*,e	Conn’s, Inc	704
58,912	*,e	Core-Mark Holding Co, Inc	2,103
78,779	*,e	Cost Plus, Inc	788
39		Daesung Industrial Co Ltd	1
8,270	*,m	Daewoo Motor Sales	15
2,554,000		Dah Chong Hong Holdings Ltd	3,054
112,300	*,e	Daiei, Inc	409

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

735,981	e	David Jones Ltd	$3,214
347,500	e	DCM Japan Holdings Co Ltd	2,367
2,548,332		Debenhams plc	2,820
37,103		Delek Automotive Systems Ltd	416
4,018		Delek Israeli Fuel Corp Ltd	92
9,513		Delticom AG.	1,018
49,480	e	Destination Maternity Corp	989
1,173,438	*	Dick’s Sporting Goods, Inc	45,119
14,095,500	e	Dickson Concepts International Ltd	11,005
45,164		D’ieteren S.A.	3,086
125,305	e	Dillard’s, Inc (Class A)	6,533
70,073	*	Dogus Otomotiv Servis ve Ticaret AS	197
372,202	*	Dollar General Corp	12,614
587,319	*	Dollar Tree, Inc	39,127
105,704		Dollarama, Inc	3,581
69,300	e	Don Quijote Co Ltd	2,410
8,579		Dongsuh Co, Inc	300
14,100		Doshisha Co Ltd	370
44,762	e	Douglas Holding AG.	2,349
4,997,135	*	DSG International plc	1,350
96,450	*,e	DSW, Inc (Class A)	4,881
24,104	*	Dufry Group	3,036
138,446	e	Dunelm Group plc	864
169,883	e	EDION Corp	1,602
222,000		E-LIFE MALL Corp	401
2,960,000	e	Emperor Watch & Jewellery Ltd	555
264,101		Empresas Hites S.A.	331
182,917		Empresas La Polar S.A.	274
781,996		Esprit Holdings Ltd	2,443
5,977	*	Etam Developpement S.A.	249
1,423,445	e	Expedia, Inc	41,266
336,341		Express Parent LLC	7,332
398,977		Family Dollar Stores, Inc	20,970
1,294,687		Far Eastern Department Stores Co Ltd	2,601
38,515		Fast Retailing Co Ltd	6,229
17,441	e	Fielmann AG.	1,944
677,786	*	Findel plc	83
323,650	e	Finish Line, Inc (Class A)	6,926
1,640,462		Foot Locker, Inc	38,977
61,609		Forzani Group Ltd/The	1,683
291,510		Foschini Ltd	3,805
54,239		Fourlis Holdings S.A.	326
204,567	e	Fred’s, Inc (Class A)	2,952
24,400	e	Fuji Co Ltd	505
6,105,275		Game Group plc	3,550
1,802,100	*,e	GameStop Corp (Class A)	48,062
1,715,736	e	Gap, Inc	31,055
118,038	*,e	Genesco, Inc	6,150
477,344		Genuine Parts Co	25,968
781	e	Geo Corp	972
4,158,000		Giordano International Ltd	3,533
98,128	*	GNC Holdings, Inc	2,140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,935,000	e	Golden Eagle Retail Group Ltd	$4,927
228,000		Goldlion Holdings Ltd	93
21,600		Golf & Co Ltd	107
17,070,408	e	GOME Electrical Appliances Holdings Ltd	6,848
23,626	*,e	Gordmans Stores, Inc	411
107,062	e	Group 1 Automotive, Inc	4,409
102,115		Grupo Elektra S.A. de C.V.	5,257
300,200	*,e	Grupo Famsa SAB de C.V.	516
48,154	*	Gruppo Coin S.p.A.	449
3,649		GS Home Shopping, Inc	466
344,329	e	Guess ?, Inc	14,482
5,870		Gulliver International Co Ltd	244
860		GwangjuShinsegae Co Ltd	148
93,500		Hai-O Enterprise BHD	67
279,278		Halfords Group plc	1,665
124,825	e	Hankyu Department Stores, Inc	970
152,825	e	Harvey Norman Holdings Ltd	409
76,206	e	Haverty Furniture Cos, Inc	877
46,859	*	Hellenic Duty Free Shops S.A.	674
7,272,000	e	Hengdeli Holdings Ltd	3,852
667,500	e	Hennes & Mauritz AB (B Shares)	23,016
80,092	*,e	hhgregg, Inc	1,073
118,789	*,e	Hibbett Sports, Inc	4,836
27,401	e	Hikari Tsushin, Inc	647
6,998,224		Home Depot, Inc	253,476
2,588,683		Home Product Center PCL	693
452,142	e	Home Retail Group	1,189
11,017	*	HomeAway, Inc	426
20,620	e	Honeys Co Ltd	227
172,095		Hot Topic, Inc	1,280
169,593	*	HSN, Inc	5,583
494,000		Huiyin Household Appliances	101
39,284		Hyundai Department Store Co Ltd	6,396
29,470		Hyundai H&S Co Ltd	381
77,877		Hyundai Home Shopping Network Corp	9,336
527,455		Imperial Holdings Ltd	9,466
614,301	e	Inchcape plc	4,125
296,115	e	Inditex S.A.	26,980
11,745	*	Interpark Corp	54
448,000	e	Intime Department Store Group Co Ltd	763
42,230	*,e	Isetan Mitsukoshi Holdings Ltd	414
1,236,000		IT Ltd	1,207
74,800	e	Izumi Co Ltd	1,123
66,127	e	J Front Retailing Co Ltd	292
258,487		Jardine Cycle & Carriage Ltd	9,070
137,716	e	JB Hi-Fi Ltd	2,530
613,484	e	JC Penney Co, Inc	21,190
294,097		JD Group Ltd	1,837
104,704		John Menzies plc	835
118,815	*	JOS A Bank Clothiers, Inc	5,942
55,000	e	Joshin Denki Co Ltd	596
156,928		JUMBO S.A.	1,184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

89,867	e	KappAhl Holding AB	$436
73,187	e	Keiyo Co Ltd	408
928,415	e	Kesa Electricals plc	2,051
2,998,180		Kingfisher plc	12,879
76,601	*,e	Kirkland’s, Inc	921
2,399,859		Kohl’s Corp	120,016
43,600	e	Kohnan Shoji Co Ltd	751
47,800		Kojima Co Ltd	311
47,900	e	Komeri Co Ltd	1,306
90,103	e	K’s Holdings Corp	3,896
1,968,250	*,e	L’ Occitane International S.A.	5,272
12,688		LES Enphants Co Ltd	17
184,558		Lewis Group Ltd	2,315
10,737,345	e	Li & Fung Ltd	21,461
1,960,917	*,e	Liberty Media Holding Corp (Interactive A)	32,885
1,462,002	e	Lifestyle International Holdings Ltd	4,277
2,122,343	e	Limited Brands, Inc	81,604
88,585	e	Lithia Motors, Inc (Class A)	1,739
426,163	*,e	LKQ Corp	11,119
502,697		Lojas Americanas S.A.	4,880
180,749		Lojas Renner S.A.	6,891
664,140		Lookers plc	578
29,790		Lotte Midopa Co Ltd	480
13,709		Lotte Shopping Co Ltd	6,550
4,730,343		Lowe’s Cos, Inc	110,264
340,000	e	Luk Fook Holdings International Ltd	1,656
95,936	*,e	Lumber Liquidators, Inc	2,437
5,360,112		Macy’s, Inc	156,729
44,600	*	Magazine Luiza S.A.	464
90,850	*,e	MarineMax, Inc	796
2,908,180		Marks & Spencer Group plc	16,859
722,714		Marui Co Ltd	5,489
37,800	*,e	Matsuya Co Ltd	207
27,490	e	Medion AG.	520
26,500	e	Megane TOP Co Ltd	318
39,328		Mekonomen AB	1,365
249,075	e	Men’s Wearhouse, Inc	8,394
574,000		Mercuries & Associates Ltd	552
607,200		Metro Holdings Ltd	389
1,800,689	*	MFI Furniture plc	3,090
482	*	Midas, Inc	3
44,325		Mobilezone Holding AG.	496
126,814	e	Monro Muffler, Inc	4,729
104,217		Mothercare plc	666
477,045		Mr Price Group Ltd	4,811
1,018,053	e	Myer Holdings Ltd	2,890
325,106	e	N Brown Group plc	1,372
14,200		Nafco Co Ltd	247
275,000		National Petroleum Co Ltd	388
52,771	*	NET Holding AS.	50
211,952	*,e	NetFlix, Inc	55,678
4,214,478	*	New Carphone Warehouse plc	28,612

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

831,000	e	New World Department Store China Ltd	$655
83,431	*,e	New York & Co, Inc	413
339,271		Next plc	12,676
14,697		NFI Empik Media & Fasion S.A.	87
94,000		Nice Holdings, Inc	189
77,100		Nishimatsuya Chain Co Ltd	637
84,300		Nissen Holdings Co Ltd	495
3,235		Nitori Co Ltd	307
2,238,288	e	Nordstrom, Inc	105,064
114,492	e	Nutri/System, Inc	1,610
3,343,679	*,e	Ocado Ltd	9,783
1,534,000	*,e	Oceanus Group Ltd	288
3,292,605	*,e	Office Depot, Inc	13,895
1,417,049	*,e	OfficeMax, Inc	11,124
121,389	*,e	Orbitz Worldwide, Inc	302
510,859	*,e	O’Reilly Automotive, Inc	33,466
1,500,000	e	OSIM International Ltd	1,827
12,100	e	Otsuka Kagu Ltd	106
61,871	*,e	Overstock.com, Inc	942
1,289,280		Pacific Brands Ltd	966
266,376	*,e	Pacific Sunwear Of California, Inc	695
7,400		Pal Co Ltd	247
47,200		Paltac Corp	853
1,807,103		Pantaloon Retail India Ltd	12,442
61,782	e	Parco Co Ltd	509
36,800		Paris Miki, Inc	355
580,405		Parkson Holdings BHD	1,159
1,965,000	e	Parkson Retail Group Ltd	2,884
5,814,000	e	PCD Stores Ltd	1,356
860,666	*	Pendragon plc	325
211,227	e	Penske Auto Group, Inc	4,803
268,802	e	PEP Boys - Manny Moe & Jack	2,938
96,366	e	PetMed Express, Inc	1,142
1,563,137		Petsmart, Inc	70,920
600,067	*,e	Pier 1 Imports, Inc	6,943
22,840		Point, Inc	995
1,688,000	*,e	Pou Sheng International Holdings Ltd	293
61,558		PPR	10,964
80,287		Praktiker Bau- und Heimwerkermaerkte AG.	681
109,213		Premier Investments Ltd	714
251,955	*	Priceline.com, Inc	128,983
478,355		Prraneta Industries Ltd	826
1,036,000		PT Ramayana Lestari Sentosa Tbk	94
489,028	e	RadioShack Corp	6,509
31,669	*	Rakuten, Inc	32,778
99,637		Reitmans Canada Ltd	1,585
32,182		Reject Shop Ltd	403
312,855		Rent-A-Center, Inc	9,561
156,745	*,e	RNB Retail and Brands AB	80
516,100		Robinson Department Store PCL	535
171,722		RONA, Inc	2,138
540,165		Ross Stores, Inc	43,278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

64,668	*,e	Rue21, Inc	$2,102
47,200	e	Ryohin Keikaku Co Ltd	2,261
3,254,000	e	SA SA International Holdings Ltd	2,086
587,670		SACI Falabella	6,187
546,087	*,e	Saks, Inc	6,100
287,298	*	Sally Beauty Holdings, Inc	4,913
104,470	e	Sanrio Co Ltd	4,075
73,092	*,e	Sears Holdings Corp	5,222
367,918	*,e	Select Comfort Corp	6,615
83,500		Senshukai Co Ltd	509
19,641	*	Seobu Truck Terminal Co Ltd	276
78,600		Shimachu Co Ltd	1,919
7,732		Shimamura Co Ltd	737
17,700	e	Shimojima Co Ltd	230
10,693		Shinsegae Co Ltd	3,400
792,000		Shirble Department Stores	160
45,178	*,e	Shoe Carnival, Inc	1,362
78,690		Shopper’s Stop Ltd	798
171,129	*,e	Shutterfly, Inc	9,826
517,000		Sichuan Xinhua Winshare Chainstore Co Ltd	281
489,786	*,e	Signet Jewelers Ltd	22,927
577,000		Silver base Group Holdings Ltd	597
178,923	e	Sonic Automotive, Inc (Class A)	2,621
17,994	*	Sourceforge, Inc	481
1,992,000	e	Sparkle Roll Group Ltd	378
252,082	*	Sports Direct International plc	956
188,243		Stage Stores, Inc	3,162
2,170,931	e	Staples, Inc	34,301
60,000		Start Today Co Ltd	1,198
181,135		STATOIL FUEL & RETAIL	1,749
177,410		Stein Mart, Inc	1,710
41,674	e	Stockmann Oyj Abp (B Share)	1,181
17,150	*	Suny Electronic, Inc Ltd	180
110,457		Super Cheap Auto Group Ltd	828
3,462,100	*	Super Group Ltd	404
38,311	*,e	SuperGroup plc	530
27,071	*	Syms Corp	292
45,939	e	Systemax, Inc	686
1,116,939	e	Takashimaya Co Ltd	7,706
36,569		Takihyo Co Ltd	191
34,973		Takkt AG.	565
5,459,992	*,a,e	Talbots, Inc	18,236
6,994,111		Target Corp	328,093
248	e	Telepark Corp	463
8,161,605		Test-Rite International Co	6,552
526,843	e	Tiffany & Co	41,368
1,330,762	e	TJX Companies, Inc	69,905
219,475		Topps Tiles plc	201
300,058		Tractor Supply Co	20,068
748		Trent Ltd	19
604,318		Truworths International Ltd	6,557
181,603		Tsutsumi Jewelry Co Ltd	4,362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

199,297	*,e	Tuesday Morning Corp	$927
146,319	*,e	Ulta Salon Cosmetics & Fragrance, Inc	9,449
1,135,399	e	United Arrows Ltd	23,998
699,587	*,e	Urban Outfitters, Inc	19,693
54,490	*	US Auto Parts Network, Inc	417
45,745		USS Co Ltd	3,549
7,220		Valora Holding AG.	2,216
167,634	*	Valuevision International, Inc (Class A)	1,282
118,058	*	Vitamin Shoppe, Inc	5,402
158,765		Warehouse Group Ltd	457
90,581	*,e	West Marine, Inc	939
542,880	*,e	Wet Seal, Inc (Class A)	2,427
422,787		WH Smith plc	3,326
620,162	e	Williams-Sonoma, Inc	22,630
8,018	e	Winmark Corp	347
1,409,304		Woolworths Holdings Ltd	6,209
137,041	e	Wotif.com Holdings Ltd	692
41,500		Xebio Co Ltd	937
142,986	e	Yamada Denki Co Ltd	11,650
108,200		Yokohama Reito Co Ltd	729
50,638	*,e	Yoox S.p.A	932
118,615	*,e	Zale Corp	664
1,508	*	zooplus AG.	213
86,724	*,e	Zumiez, Inc	2,165

		TOTAL RETAILING	3,641,394

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
185,805	*	Advanced Analogic Technologies, Inc	1,125
199,711	*	Advanced Energy Industries, Inc	2,954
1,152,757	*	Advanced Micro Devices, Inc	8,058
7,255,438		Advanced Semiconductor Engineering, Inc	8,000
43,000		Advanced Wireless Semiconductor Co	54
117,772	e	Advantest Corp	2,168
518,382	e	Aixtron AG.	17,693
120,000		Alcor Micro Corp	209
446,000		ALI Corp	647
89,778	*,e	Alpha & Omega Semiconductor Lt	1,190
1,340,475		Altera Corp	62,131
563,377	*	Amkor Technology, Inc	3,476
35,429	*	Amtech Systems, Inc	731
316,608	*	Anadigics, Inc	1,016
1,580,134		Analog Devices, Inc	61,846
232,000		Anpec Electronics Corp	234
8,004,000	*	Apollo Solar Energy Technology Holdings Ltd	351
4,376,950		Applied Materials, Inc	56,944
269,801	*	Applied Micro Circuits Corp	2,390
179,000		Ardentec Corp	161
2,347,200		ARM Holdings plc	22,072
7,602	*	Asia Pacific Systems, Inc	96
111,531		ASM International NV	4,394
488,503	e	ASM Pacific Technology	6,717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

561,635		ASML Holding NV	$20,716
1,645,784	*	Atmel Corp	23,156
168,726	*,e	ATMI, Inc	3,447
26,630	*	Atto Co Ltd	154
80,420		AUK Corp	325
26,330	e	Austriamicrosystems AG.	1,304
1,462,432		Avago Technologies Ltd	55,572
450,417	*	Axcelis Technologies, Inc	739
9,200	e	Axell Corp	188
149,388	*,e	AXT, Inc	1,267
32,055		BE Semiconductor Industries NV	279
324,000		Bright Led Electronics Corp	307
3,729,279		Broadcom Corp (Class A)	125,453
375,093	*,e	Brooks Automation, Inc	4,074
116,036	*,e	Cabot Microelectronics Corp	5,392
46,000		Capella Microsystems Taiwan, Inc	251
201,581	*,e	Cavium Networks, Inc	8,787
46,877	*	Centrotherm Photovoltaics AG.	2,070
98,041	*	Ceva, Inc	2,986
11,538	*,e,m	China Energy Savings Technology, Inc	1
6,815,000		China Resources Microelectronics Ltd	293
385,000	*	Chipbond Technology Corp	550
388,097	*,e	Cirrus Logic, Inc	6,171
135,601		Cohu, Inc	1,778
406,000		Comtec Solar Systems Group Ltd	164
272,000	*	Contrel Technology Co Ltd	139
211,474	*,e	Cree, Inc	7,103
184,000	*	Crystalwise Technology, Inc	364
355,450		CSR plc	1,768
142,886	*,e	Cymer, Inc	7,074
626,307		Cypress Semiconductor Corp	13,240
353,616		Dainippon Screen Manufacturing Co Ltd	3,019
99,090	*	DelSolar Co Ltd	124
74,209	*,e	Dialog Semiconductor plc	1,354
150,865	*,e	Diodes, Inc	3,938
43,372	e	Disco Corp	2,750
1,367	*	DMS Co Ltd	9
158,504	*,e	DSP Group, Inc	1,379
602,972	*	Duksan Hi-Metal Co Ltd	13,149
477,000		Dynamic Electronics Co Ltd	267
78,143		Edison Opto Corp	326
660,000		Elan Microelectronics Corp	756
11,000		Elite Advanced Laser Corp	31
128,000		Elite Semiconductor Memory Technology, Inc	172
7,781		ELK Corp	126
11,722		Elmos Semiconductor AG.	178
746,928	*,e	Elpida Memory, Inc	8,798
149,571		eMemory Technology, Inc	366
187,000		ENE Technology, Inc	202
797,028	*,e	Entegris, Inc	8,066
361,139	*,e	Entropic Communications, Inc	3,211
8,127		Eo Technics Co Ltd	178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

192,000	*	Episil Technologies, Inc	$112
1,003,578		Epistar Corp	2,989
292,000	*	E-Ton Solar Tech Co Ltd	289
689,000		Etron Technology, Inc	378
6,244		Eugene Technology Co Ltd	106
180,376	*,e	Exar Corp	1,142
3,277,430	*	Fairchild Semiconductor International, Inc	54,766
257,000		Faraday Technology Corp	390
226,802	*,e	FEI Co	8,662
49,300	e	Ferrotec	1,113
194,633	*,e	First Solar, Inc	25,744
678,000		Forhouse Corp	533
207,203	*	Formfactor, Inc	1,877
291,000		Formosa Advanced Technologies Co Ltd	368
205,000		Formosa Epitaxy, Inc	203
2,656,692	*,a,e	Freescale Semiconductor Holdings Ltd	48,857
166,807	*,e	FSI International, Inc	457
3,600	e	Furuya Metal Co Ltd	227
10,380,000	e	GCL Poly Energy Holdings Ltd	5,405
14,761	*	GemVax & Kael Co Ltd	462
119,876	*	Genesis Photonics, Inc	339
20,116		Giga Solar Materials Corp	445
280,000		Gintech Energy Corp	690
129,000		Global Mixed Mode Technology, Inc	552
135,000		Global Unichip Corp	536
807,000		Greatek Electronics, Inc	751
80,000		Green Energy Technology, Inc	278
95,498	*,e	GSI Technology, Inc	688
713,998	*	GT Solar International, Inc	11,567
7,244		Hana Micron, Inc	79
56,670		Hanmi Semiconductor Co Ltd	373
5,045		Hansol LCD, Inc	150
85,000		Harvatek Corp	83
328,000	*	Heng Xin China Holdings Ltd	56
165,962	*,e	Hittite Microwave Corp	10,275
360,000		Holtek Semiconductor, Inc	524
178,855		Huga Optotech, Inc	174
915,640		Hynix Semiconductor, Inc	21,634
15,940	*	Iljin Display Co Ltd	135
3,868,214		Infineon Technologies AG.	43,465
2,234,377	*	Inotera Memories, Inc	693
84,186	*,e	Inphi Corp	1,465
699,541	*	Integrated Device Technology, Inc	5,498
42,000	*	Integrated Memory Logic Ltd	169
128,646	*,e	Integrated Silicon Solution, Inc	1,244
23,323,587		Intel Corp	516,852
133,452	*	International Rectifier Corp	3,733
245,847	e	Intersil Corp (Class A)	3,159
635,648	*	IQE plc	444
132,000		ITE Technology, Inc	194
110,869	*,e	IXYS Corp	1,661

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,265	*	Jusung Engineering Co Ltd	$284
11,464		KC Tech Co Ltd	73
1,857,000	*	King Yuan Electronics Co Ltd	960
335,669		Kinsus Interconnect Technology Corp	1,373
563,504		Kla-Tencor Corp	22,811
71,130		Kontron AG.	759
295,175	*	Kopin Corp	1,390
431,114	*,e	Kulicke & Soffa Industries, Inc	4,803
17,044		L&F Co Ltd	285
1,150,539	*,e	Lam Research Corp	50,946
784,601	*,e	Lattice Semiconductor Corp	5,116
90,000		Leadtrend Technology Corp	269
240,124		Lextar Electronics Corp	316
476,091		Linear Technology Corp	15,721
142,000		Lingsen Precision Industries Ltd	110
7,318,305	*	LSI Logic Corp	52,106
263,621	*	LTX-Credence Corp	2,357
13,952	*	Lumens Co Ltd	89
19,000		Macroblock, Inc	77
4,688,640		Macronix International	2,881
3,055	*,e	Manz Automation AG.	146
2,093,838	*,e	Marvell Technology Group Ltd	30,916
1,274,912		Maxim Integrated Products, Inc	32,587
68,129	*,e	MaxLinear, Inc	590
1,235,227		MediaTek, Inc	13,454
54,371		Melexis NV	995
5,667		Melfas, Inc	164
38,653	*	Mellanox Technologies Ltd	1,127
441,139	*	MEMC Electronic Materials, Inc	3,763
344,589		Micrel, Inc	3,646
363,837	e	Microchip Technology, Inc	13,793
17,548,761	*,e	Micron Technology, Inc	131,265
43,259	*	Micronas Semiconductor Holdings, Inc	373
19,100	e	Micronics Japan Co Ltd	177
366,014	*	Microsemi Corp	7,503
98,000		Mimasu Semiconductor Industry Co Ltd	1,158
158,415	*,e	Mindspeed Technologies, Inc	1,267
207,709	*,e	MIPS Technologies, Inc	1,435
63,300		Mitsui High-Tec, Inc	322
294,112	e	MKS Instruments, Inc	7,770
128,892	*,e	Monolithic Power Systems, Inc	1,988
895,000	*	Mosel Vitelic, Inc	283
126,520	*,e	MoSys, Inc	727
896,805		Motech Industries, Inc	3,482
66,000	*	MPI Corp	261
406,000	*	MStar Semiconductor, Inc	2,331
143,510	*,e	Nanometrics, Inc	2,725
1,563,918	*	Nanya Technology Corp	443
471,453		National Semiconductor Corp	11,602
279,277		Neo Solar Power Corp	524
10,301		NEPES Corp	169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

290,123	*,e	Netlogic Microsystems, Inc	$11,727
169,803	e	Nordic Semiconductor ASA	645
623,826		Novatek Microelectronics Corp Ltd	2,015
729,969	*,e	Novellus Systems, Inc	26,381
15,300	e	NPC, Inc	311
25,884	*,e	NVE Corp	1,513
1,520,796	*	Nvidia Corp	24,234
325,678	*,e	Omnivision Technologies, Inc	11,337
7,295,099	*	ON Semiconductor Corp	76,380
1,112,000		Opto Technology Corp	685
743,000	*	Orient Semiconductor Electronics Ltd	179
30,000		Orise Technology Co Ltd	56
10,750	*	Osung LST Co Ltd	177
127,000	*	Pan Jit International, Inc	144
96,484	*,e	PDF Solutions, Inc	575
119,240	*	Pericom Semiconductor Corp	1,066
207,547		Phison Electronics Corp	1,181
9,641	e	Phoenix Solar AG.	240
277,306	*,e	Photronics, Inc	2,349
135,000		Pixart Imaging, Inc	493
169,647	*,e	PLX Technology, Inc	589
699,797	*	PMC - Sierra, Inc	5,297
122,356	e	Power Integrations, Inc	4,702
14,181,201	*	Powerchip Semiconductor Corp	1,778
790,296		Powertech Technology, Inc	2,660
561,682	e	PV Crystalox Solar plc	232
154,301	*,e	Q-Cells AG.	293
467,620		Radiant Opto-Electronics Corp	1,516
130,000		Ralink Technology Corp	413
415,683	*,e	Rambus, Inc	6,102
79,519		Raydium Semiconductor Corp	325
455,908		Realtek Semiconductor Corp	882
1,044,000		Regent Manner International Ltd	350
40,187	*,e	Renewable Energy Corp AS	69
3,180,588	*,e	RF Micro Devices, Inc	19,465
166,661		Richtek Technology Corp	1,147
137,520		Rohm Co Ltd	7,890
69,524	*,e	Rubicon Technology, Inc	1,172
168,390	*,e	Rudolph Technologies, Inc	1,803
207,373		Samsung Electronics Co Ltd	161,176
30,533		Samsung Electronics Co Ltd (Preference)	16,062
3,000		San Chih Semiconductor Co	10
195,000	e	Sanken Electric Co Ltd	1,150
251,000		SDI Corp	301
27,574,000	*,e	Semiconductor Manufacturing International	2,232
271,976	*,e	Semtech Corp	7,436
37,299		Seoul Semiconductor Co Ltd	1,023
60,000	*	Shibaura Mechatronics Corp	239
149,000		Shindengen Electric Manufacturing Co Ltd	702
20,500	e	Shinkawa Ltd	166
105,200	e	Shinko Electric Industries	992
5,710		Shinsung Holdings Co Ltd	33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

143,096	*,e	Sigma Designs, Inc	$1,093
233,000		Sigurd Microelectronics Corp	211
158,190	*	Silex Systems Ltd	496
564,961	*,e	Silicon Image, Inc	3,650
1,077,000		Silicon Integrated Systems Corp	605
85,802	*,e	Silicon Laboratories, Inc	3,540
6,075		Silicon Works Co Ltd	160
4,025,031		Siliconware Precision Industries Co	5,140
10,168		Simm Tech Co Ltd	123
657,000		Sino-American Silicon Products, Inc	2,174
4,900,000	*	Sino-Tech International Holdings Ltd	88
65,000		Sitronix Technology Corp	90
75,584		Skymedi Corp	377
556,218	*	Skyworks Solutions, Inc	12,782
108,088	*,e	SOITEC	1,200
1,755,000		Solargiga Energy Holdings Ltd	373
63,000		Solartech Energy Corp	140
119,379	e	Solarworld AG.	1,600
36,168,511		Solomon Systech International Ltd	1,769
322,000		Sonix Technology Co Ltd	677
564,665	*,e	Spansion, Inc	10,881
123,000		Sporton International, Inc	304
98,336	*,e	Standard Microsystems Corp	2,654
165,502		STMicroelectronics NV	1,647
17,569	*	STS Semiconductor & Telecommunications	128
86,887	*,e	Sumco Corp	1,471
1,050,000	*	Sunplus Technology Co Ltd	597
88,121	*,e	Sunpower Corp (Class A)	1,703
49,414	*,e	Supertex, Inc	1,107
25,119	*	Suss Microtec AG.	365
233,000		TA-I Technology Co Ltd	245
285,000		Taiwan Mask Corp	120
376,000		Taiwan Semiconductor Co Ltd	292
41,508,717		Taiwan Semiconductor Manufacturing Co Ltd	104,613
247,000		Taiwan Surface Mounting Technology Co Ltd	738
431,000	*	Tekcore Co Ltd	457
1,063,881	*,e	Teradyne, Inc	15,745
291,238	*	Tessera Technologies, Inc	4,992
5,769,261		Texas Instruments, Inc	189,405
390,000	*	ThaiLin Semiconductor Corp	191
299,258		Tokyo Electron Ltd	16,364
69,100	e	Tokyo Seimitsu Co Ltd	1,342
415,000		Topco Scientific Co Ltd	683
4,886	*	Toptec Co Ltd	93
274,015	*	Tower Semiconductor Ltd	324
260,508		Transcend Information, Inc	769
687,913	*,e	Triquint Semiconductor, Inc	7,010
797,000	*	Trony Solar Holdings Co Ltd.	350
614,000		Tyntek Corp	384
92,215	*,e	Ultra Clean Holdings	837
136,818	*	Ultratech, Inc	4,157
72,400		Ulvac, Inc	1,783

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

555,100		Unisem M BHD	$293
24,722,022		United Microelectronics Corp	12,315
215,000		Unity Opto Technology Co Ltd	303
1,282,743		Vanguard International Semiconductor Corp	670
151,058	*	Varian Semiconductor Equipment Associates, Inc	9,281
354,914	*,e	Veeco Instruments, Inc	17,181
1,311,000	*	Via Technologies, Inc	1,588
120,000		Visual Photonics Epitaxy Co Ltd	295
109,070	*	Volterra Semiconductor Corp	2,690
145,000	*	Wafer Works Corp	226
558,000		Walton Advanced Engineering, Inc	277
452,000		Weltrend Semiconductor	299
394,734	*	Win Semiconductors Corp	508
3,477,000	*	Winbond Electronics Corp	1,033
159,582	*,e	Wolfson Microelectronics plc	438
14,320	*	Woongjin Energy Co Ltd	174
804,864		Xilinx, Inc	29,353
95,150		XinTec, Inc	126
41,000		Youngtek Electronics Corp	142
208,835	*,e	Zoran Corp	1,754

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,726,746

SOFTWARE & SERVICES - 6.5%
244,000		A8 Digital Music Holdings Ltd	55
240,943	*	Accelrys, Inc	1,713
3,222,322		Accenture plc	194,692
319	*,e	Access Co Ltd	256
213,168	*	ACI Worldwide, Inc	7,199
1,658	*	Acotel Group S.p.A	75
58,569	*	Active Network, Inc	1,031
1,340,965	e	Activision Blizzard, Inc	15,662
192,715	*	Actuate Corp	1,127
393,838	*	Acxiom Corp	5,163
1,792,296	*,e	Adobe Systems, Inc	56,368
135,582	*	Advent Software, Inc	3,819
11,315		Ahnlab, Inc	202
640,738	*	Akamai Technologies, Inc	20,164
1,768,000	e	Alibaba.com Ltd	2,828
520,883	*	Alliance Data Systems Corp	48,999
257,547		Alpha Systems, Inc	3,648
67,613		Alten	2,690
122,277	*,e	Altran Technologies S.A.	990
979,961	*,e	Amadeus IT Holding S.A.	20,369
1,614,543	*	Amdocs Ltd	49,066
104,537		American Software, Inc (Class A)	869
181,245	*	Ancestry.com, Inc	7,502
406,186	*,e	Ansys, Inc	22,206
3,409,469	*,e	AOL, Inc	67,712
344,387		Argo Graphics, Inc	4,414
189,972	*,e	Ariba, Inc	6,548
503,010	*	Aspen Technology, Inc	8,642
70,785		Asseco Poland S.A.	1,279

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

19,000	*	Astro Corp	$40
414,914	e	Atos Origin S.A.	23,438
1,633,401	*	Autodesk, Inc	63,049
1,685,556		Automatic Data Processing, Inc	88,795
3,902,571	*	Autonomy Corp plc	106,898
424,562	e	Aveva Group plc	11,688
5,679	*	Axway Software S.A.	179
80,967	*	Baidu, Inc (ADR)	11,346
44,123		Bechtle AG.	1,976
272,568		Blackbaud, Inc	7,556
146,982	*	Blackboard, Inc	6,378
368,457	*,e	Blinkx plc	710
1,402,564	*	BMC Software, Inc	76,719
44,943	*	Booz Allen Hamilton Holding Co	859
144,626	*,e	Bottomline Technologies, Inc	3,574
375,854		Broadridge Financial Solutions, Inc	9,047
119,919	*,e	BroadSoft, Inc	4,573
100,769	*	Buongiorno S.p.A.	205
2,509,013		CA, Inc	57,306
162,636	*,e	CACI International, Inc (Class A)	10,259
1,215,013	*	Cadence Design Systems, Inc	12,831
127,100	*,e	Callidus Software, Inc	744
276,884	e	Cap Gemini S.A.	16,214
1,163,786		Capcom Co Ltd	26,847
280,823	*,e	Cardtronics, Inc	6,585
345,760	e	carsales.com.au Ltd	1,748
38,199	e	Cass Information Systems, Inc	1,442
13,751		Cegid Group	428
308,837	*	CGI Group, Inc	7,624
72,905	*,e	Check Point Software Technologies	4,145
241,000	*	China Cyber Port International Co Ltd	50
5,715,000	*	China Metal Resources Holdings Ltd	155
690,000	*	Chinasoft International Ltd	213
22,000		Chinese Gamer International Corp	141
273,515	*	Ciber, Inc	1,518
896,637	*	Citrix Systems, Inc	71,731
55,620	*,m	Clinical Data, Inc	53
1,257		CMC Ltd	32
1,179,385	*	Cognizant Technology Solutions Corp (Class A)	86,496
256,068	*,e	Commvault Systems, Inc	11,382
403,843		Companhia Brasileira de Meios de Pagamento	10,092
228,598	e	Computacenter plc	1,761
1,444,747	e	Computer Sciences Corp	54,843
70,743	*,e	Computer Task Group, Inc	932
462,724		Computershare Ltd	4,420
661,036	*,e	Compuware Corp	6,452
135,804	*,e	comScore, Inc	3,517
186,848	*,e	Concur Technologies, Inc	9,355
118,730	*,e	Constant Contact, Inc	3,013
578,378	*,e	Convergys Corp	7,889
51,347	*,e	Convio, Inc	555
50,188		Core Projects & Technologies Ltd	332

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

47,689	*,e	Cornerstone OnDemand, Inc	$842
990,869		CSE Global Ltd	1,019
686,562	e	CSG Ltd	737
141,487	*	CSG Systems International, Inc	2,615
221,500	*,e	CSK Holdings Corp	896
126,976		Customers Ltd	102
146,000		Cyberlink Corp	441
19,560	*	Daea TI Co Ltd	40
1,255	*	Danal Co Ltd	10
47,900		Daou Technology, Inc	353
72,187	e	Dassault Systemes S.A.	6,139
15,538		Daum Communications	1,621
168,958	*,e	DealerTrack Holdings, Inc	3,878
107,749	*,e	Deltek, Inc	807
31,869	*,e	Demand Media, Inc	432
147,039	*,e	DemandTec, Inc	1,338
115,851		Dena Co Ltd	4,982
11,111		Devoteam S.A.	301
267,948	*,e	Dice Holdings, Inc	3,623
139	*,e	Digital Garage, Inc	568
183,704	*,e	Digital River, Inc	5,908
32,174	*,e	DMRC Corp	1,127
16,313		Dragonfly GF Co Ltd	280
316,922		DST Systems, Inc	16,733
27,800		DTS Corp	271
5,490	*	DuzonBIzon Co Ltd	50
135	e	Dwango Co Ltd	313
34,440	*	Dynamics Research Corp	470
2,556	*,e	eAccess Ltd	1,146
603,553	e	Earthlink, Inc	4,644
3,697,298	*	eBay, Inc	119,312
126,308	*,e	Ebix, Inc	2,406
45,973	*,e	Echo Global Logistics, Inc	816
12,320		Econocom Group	272
93,000	*	EDB Business Partner ASA	238
1,620,059	*,e	Electronic Arts, Inc	38,233
18,335	*	Ellie Mae, Inc	105
238,118	e	Ementor ASA	2,504
5,898		Engineering Ingegneria Informatica S.p.A.	199
80,231	*,e	Envestnet, Inc	1,191
156,721	e	EPIQ Systems, Inc	2,229
17,189	*,e	ePlus, Inc	454
137,921	*	Equinix, Inc	13,933
224,886	*	Euronet Worldwide, Inc	3,465
21,656		Exact Holding NV	662
69,839	*,e	ExlService Holdings, Inc	1,613
34,186	*	Eyeblaster, Inc	750
199,412	e	Factset Research Systems, Inc	20,404
184,469		Fair Isaac Corp	5,571
155,878	*,e	FalconStor Software, Inc	698
1,063,617	e	Fidelity National Information Services, Inc	32,749
66,899		Fidessa Group plc	2,080

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

16,712		Financial Technologies India Ltd	$328
183,723	*	First American Corp	3,070
441,317	*,e	Fiserv, Inc	27,640
43,190	*	FleetCor Technologies, Inc	1,280
59,722	e	Forrester Research, Inc	1,968
509,464	*	Fortinet, Inc	13,903
13,469	*,e	FriendFinder Networks, Inc	55
125,728	e	F-Secure Oyj	449
46,400		FUJI SOFT, Inc	680
538		Future Architect, Inc	242
69,000		Gamania Digital Entertainment Co Ltd	113
5,345	*	GameHi Co Ltd	57
90,239	*,e	GameLoft	656
1,091	*	Gamevil, Inc	33
486,483	*	Gartner, Inc	19,600
308,830	*,e	Genpact Ltd	5,324
953,388		Geodesic Information Systems Ltd	1,506
55,397	*	GFI Informatique	314
320,896	*	Global Cash Access, Inc	1,020
383,661		Global Payments, Inc	19,567
61,179		Glodyne Technoserve Ltd	476
171,792	*,e	Glu Mobile, Inc	905
62,300	e	GMO internet, Inc	280
1,414,488	*	Google, Inc (Class A)	716,269
17,000	e	Gourmet Navigator, Inc	168
350,000	*,e	Gravity Co Ltd (ADR)	546
66,899	*,e	Gree, Inc	1,462
16,986,543	*	G-Resources Group Ltd	1,381
30,274		Groupe Steria SCA	892
52,025	*,e	Guidance Software, Inc	424
137,199	*,e	Hackett Group, Inc	698
21,208		HCL Infosystems Ltd	42
237,455		HCL Technologies Ltd	2,635
168,183	e	Heartland Payment Systems, Inc	3,465
199,397		Hexaware Technologies Ltd	312
2,481,000	*,e	Hi Sun Technology China Ltd	704
67,702		HIQ International AB	396
1,298,930	*,e	IAC/InterActiveCorp	49,580
131,064	e	iGate Corp	2,139
519,452	e	Indra Sistemas S.A.	10,715
46,734		Industrial & Financial Systems	877
426,400		Ines Corp	2,861
311,414	*	Informatica Corp	18,196
351,900		Information Development Co	2,285
18,000		Information Services International-Dentsu Ltd	111
185,647	*,e	Infospace, Inc	1,693
822,785		Infosys Technologies Ltd	53,679
6,220	*	Infraware, Inc	45
7,000		Insyde Software Corp	39
86,400	*,e	Integral Systems, Inc	1,051
57,809	*	Interactive Intelligence, Inc	2,026
222,651	*,e	Internap Network Services Corp	1,636

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

4,774,281		International Business Machines Corp	$819,027
91,000		International Games System Co Ltd	459
8,299	*	Internet Gold-Golden Lines Ltd	182
217		Internet Initiative Japan, Inc	842
1,537,613	*	Intuit, Inc	79,740
189,619		Iress Market Technology Ltd	1,839
121,260		IT Holdings Corp	1,078
109,522	e	Itochu Techno-Science Corp	3,888
193,618	*	j2 Global Communications, Inc	5,466
367,933		Jack Henry & Associates, Inc	11,042
2,506		JCEntertainment Corp	36
197,535	*,e	JDA Software Group, Inc	6,102
1,867	e	Kakaku.com, Inc	13,128
120,568	*	Kenexa Corp	2,891
63,084	e	Keynote Systems, Inc	1,365
2,436,000		Kingdee International Software Group Co Ltd	1,313
642,000		Kingsoft Corp Ltd	366
151,696	*,e	KIT Digital, Inc	1,811
148,387	*	Knot, Inc	1,476
19,415		Konami Corp	460
11,473	*	Korea Digital Communications Corp	12
46,972		KPIT Cummins Infosystems Ltd	183
36,444	*	KT Hitel Co Ltd	236
861,509	*	Lawson Software, Inc	9,666
590,408		Lender Processing Services, Inc	12,345
278,954	*,e	Limelight Networks, Inc	1,272
18,387	*,e	LinkedIn Corp	1,656
306,175	*,e	Lionbridge Technologies	974
133,203	*,e	Liquidity Services, Inc	3,145
249,407	*,e	Liveperson, Inc	3,527
3,378,689		LogicaCMG plc	7,270
83,289	*,e	LogMeIn, Inc	3,212
80,686	*	LoopNet, Inc	1,483
70,325		MacDonald Dettwiler & Associates Ltd	3,984
75,200	e	Macromill, Inc	777
258,344	*	Magma Design Automation, Inc	2,064
5,671	*,f	Mail.ru (GDR) (purchased 06/17/11, cost $193)	189
150,890	*	Manhattan Associates, Inc	5,197
116,582	e	Mantech International Corp (Class A)	5,179
93,351	e	Marchex, Inc (Class B)	829
540,767		Mastercard, Inc (Class A)	162,955
111,419		Matrix IT Ltd	669
105,755		MAXIMUS, Inc	8,749
14,892		Meetic	323
421,041	*	Mentor Graphics Corp	5,394
19,740	e	Mercadolibre, Inc	1,566
286,286		Micro Focus International plc	1,540
506,989	*	Micros Systems, Inc	25,202
39,382,558		Microsoft Corp	1,023,946
86,613	*	MicroStrategy, Inc (Class A)	14,090
344,052	e	Misys plc	2,321
86	e	Mixi Inc	386

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

220,846	e	ModusLink Global Solutions, Inc	$989
405,048	*	MoneyGram International, Inc	1,345
369,915		Moneysupermarket.com Group plc	604
815,308	*	Monitise plc	393
174,430	*	Monotype Imaging Holdings, Inc	2,465
312,860	*,e	Monster Worldwide, Inc	4,587
152,109	*,e	Motricity, Inc	1,176
684,509	*,e	Move, Inc	1,499
362		MTI Ltd	613
1,250,000	*	Nan Hai Corp Ltd	6
36,097	*	NCI, Inc (Class A)	820
46,674		Ncsoft	12,752
42,700		NEC Fielding Ltd	516
13,975		Nemetschek AG.	668
15,344	*	Neowiz Games Corp	762
125,253	*	Ness Technologies, Inc	948
33,617	e	Net Entertainment NE AB	320
788	e	NET One Systems Co Ltd	1,516
196,000		NetDragon Websoft, Inc	116
241,261	*,e	Netscout Systems, Inc	5,040
113,700	*,e	NetSuite, Inc	4,457
34,857		NetVision Ltd	484
249,475	*	NeuStar, Inc (Class A)	6,536
51,961	*	NHN Corp	9,212
263,827	e	NIC, Inc	3,551
43,520	*	Nice Systems Ltd	1,573
75,900		Nihon Unisys Ltd	454
31,800		NIIT Ltd	39
119,942		Nintendo Co Ltd	22,524
46,100	e	Nippon System Development Co Ltd	388
184,042	e	Nomura Research Institute Ltd	4,031
25,700		NS Solutions Corp	502
2,306		NTT Data Corp	7,664
1,194,398	*,e	Nuance Communications, Inc	25,644
6,950		OBIC Business Consultants Ltd	410
10,030		Obic Co Ltd	1,875
93,056	*	OnMobile Global Ltd	226
62,225	*,e	Open Text Corp	3,989
105,856	*,e	OpenTable, Inc	8,799
395,644	*,e	Openwave Systems, Inc	906
104,600		Opera Software ASA	659
60,460		Opnet Technologies, Inc	2,475
22,484,920		Oracle Corp	739,978
49,491		Oracle Corp Japan	2,157
27,768	e	ORC Software AB	370
62,957	*,e	Ordina NV	304
47,621		Otsuka Corp	2,965
341,700		Pacific Online	176
640,157	*	Parametric Technology Corp	14,679
13,842		Patni Computer Systems Ltd	100
976,751		Paychex, Inc	30,006
27,000		PC Home Online	170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

275,000		PCA Corp	$3,433
68,660	e	Pegasystems, Inc	3,196
108,188	*	Perficient, Inc	1,110
444,900		Philweb Corp	170
201,102	e	Playtech Ltd	1,101
93,779		Polaris Software Lab Ltd	378
74,974	*	POSDATA Co Ltd	510
80,953	*,e	PRG-Schultz International, Inc	579
289,339	*	Progress Software Corp	6,982
96,171	*,e	PROS Holdings, Inc	1,682
14,123	e	PSI AG. Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	415
32,231	*,e	QAD, Inc (Class A)	329
385,734	*,e	QLIK Technologies, Inc	13,138
14,691	*	Quepasa Corp	107
480,960	*,e	Quest Software, Inc	10,932
125,904	*,e	QuinStreet, Inc	1,634
365,001	*,e	Rackspace Hosting, Inc	15,600
266,532	*	Radiant Systems, Inc	5,571
162,120	*,e	RealD, Inc	3,792
382,773	*	RealNetworks, Inc	1,301
126,474	*,e	RealPage, Inc	3,348
1,634,712	*,e	Red Hat, Inc	75,033
458,700		Redecard S.A.	6,913
88,193		Redflex Holdings Ltd	166
71,733	e	Renaissance Learning, Inc	900
20,675	*,e	RENREN,Inc (ADR)	183
11,774		Reply S.p.A.	340
41,940	*,e	Responsys, Inc	744
20,509	*	Retalix Ltd	292
102,540	*	RightNow Technologies, Inc	3,322
81,924		Rolta India Ltd	237
63,517	*,e	Rosetta Stone, Inc	1,025
369,631	*	Rovi Corp	21,202
257,245	*	S1 Corp	1,924
127,013	*	Saba Software, Inc	1,147
2,568,913		Sage Group plc	11,910
1,304,793	*	SAIC, Inc	21,947
458,233	*,e	Salesforce.com, Inc	68,268
762,600		Samart Corp PCL	214
1,028,762		SAP AG.	62,372
446,015	e	Sapient Corp	6,704
898,648	*	Satyam Computer Services Ltd	1,692
192,310	*,e	SAVVIS, Inc	7,602
13,672		SBSi Co Ltd	179
59,593	*	Sciquest, Inc	1,018
185,167		SDL plc	2,073
41,298	*,e	ServiceSource International LLC	918
200,330		Shanghai Baosight Software Co Ltd	270
5,977		SimCorp AS	1,180
405		Simplex Technology, Inc	168
4,818	*,e	Sina Corp	502

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

20,531		SK C&C Co Ltd	$2,510
10,282	*	SK Communications Co Ltd	133
151,582	*,e	Smith Micro Software, Inc	638
168,678		SMS Management & Technology Ltd	1,143
99,201		Software AG.	5,948
83,000		Soft-World International Corp	332
236,955	*,e	SolarWinds, Inc	6,194
314,739		Solera Holdings, Inc	18,620
401,990		Sonda S.A.	1,109
182		So-net Entertainment Corp	769
5,679		Sopra Group S.A.	488
119,474	*,e	Sourcefire, Inc	3,551
84,000		Springsoft, Inc	107
35,219	*,e	SPS Commerce, Inc	627
64,282	e	Square Enix Co Ltd	1,157
300,084	*	SRA International, Inc (Class A)	9,279
54,056	*,e	SRS Labs, Inc	518
105,919	*,e	SS&C Technologies Holdings, Inc	2,105
55,188	e	Stamps.com, Inc	736
21,956	*	Stream Global Services, Inc	72
511,181	*,e	SuccessFactors, Inc	15,029
26,271	e	Sumisho Computer Systems Corp	454
207,693	*,e	SupportSoft, Inc	997
10,232		Sword Group	291
7,439,692	*	Symantec Corp	146,710
111,354	*,e	Synchronoss Technologies, Inc	3,533
441,353	*	Synopsys, Inc	11,347
101,713	e	Syntel, Inc	6,013
276	*	Systena Corp	246
267,000		Systex Corp	391
236,185	*,e	TA Indigo Holding Corp	4,081
359,022	*,e	Take-Two Interactive Software, Inc	5,486
295,348	*,e	Taleo Corp (Class A)	10,937
820,968		Tata Consultancy Services Ltd	21,811
52,065	*,e	TechTarget, Inc	394
45,800		Tecmo Koei Holdings Co Ltd	374
233,076	*	Telecity Group plc	2,072
310,354	*,e	TeleCommunication Systems, Inc (Class A)	1,499
80,811	*,e	TeleNav, Inc	1,433
210,216	*	TeleTech Holdings, Inc	4,431
87,745	*,e	Temenos Group AG.	2,706
1,951,200	e	Tencent Holdings Ltd	53,253
1,143,373	*,e	Teradata Corp	68,831
2,476,000	*	Thinsoft Holdings	255
281,778	*,e	THQ, Inc	1,020
365,436	*	TIBCO Software, Inc	10,605
82,141	e	Tietoenator Oyj	1,390
507,660	*,e	TiVo, Inc	5,224
20,200		TKC	461
111,452	*,e	TNS, Inc	1,850
1,099,205	e	Total System Services, Inc	20,423

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

160,300		Totvus S.A.	$2,958
59,257	*,e	TradeDoubler AB	379
69,100		Trans Cosmos, Inc/Japan	764
1,061,000	e	Travelsky Technology Ltd	669
50,476	*,e	Travelzoo, Inc	3,263
48,982	*	Trend Micro, Inc	1,522
134,505	*,e	Tyler Technologies, Inc	3,602
60	*,e	Ubiquitous Corp	95
119,763	*,e	Ubisoft Entertainment	1,201
107,779	*,e	Ultimate Software Group, Inc	5,866
306,776	*,e	Unisys Corp	7,884
36,234	e	Unit 4 Agresso NV	1,310
10,877	e	United Internet AG.	229
571,105		United Online, Inc	3,444
21,700		Universo Online S.A.	226
2,000		Userjoy Technology Co Ltd	11
7,616,000	*	UURG Corp Ltd	264
342,633	*	Valueclick, Inc	5,688
116,456	*,e	Vasco Data Security International	1,450
483,525	*	VeriFone Systems, Inc	21,444
87,163	*	Verint Systems, Inc	3,229
283		VeriSign Japan KK	110
573,842		VeriSign, Inc	19,201
171,606	e	VirnetX Holding Corp	4,966
67,354	*,e	Virtusa Corp	1,276
2,040,921		Visa, Inc (Class A)	171,968
189,196	*	VistaPrint Ltd	9,053
1,057,148	*,e	VMware, Inc (Class A)	105,957
72,610	*,e	Vocus, Inc	2,223
365,255	*,e	Wave Systems Corp	1,030
177,354	*,e	WebMD Health Corp (Class A)	8,084
226,093	*,e	Websense, Inc	5,872
116,183	*	Website Pros, Inc	1,431
15,911	*	Webzen, Inc	113
8,603		WeMade Entertainment Co Ltd	254
3,998,929		Western Union Co	80,099
670,449		Wipro Ltd	6,263
133,557	e	Wirecard AG.	2,390
166,766	*,e	Wright Express Corp	8,684
286,066		Xchanging plc	482
4,227	*	XING AG.	332
19,248	e	Yahoo! Japan Corp	6,624
6,255,060	*,e	Yahoo!, Inc	94,076
3,747	*,e	Yandex NV	133
260,500		YTL E-Solutions BHD	83
97		Zappallas, Inc	117
298,277	*,e	Zix Corp	1,145

		TOTAL SOFTWARE & SERVICES	7,310,876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
123,800	*	5N Plus, Inc	$1,154
1,512,000	e	AAC Acoustic Technologies Holdings, Inc	3,538
21,647		Aastra Technologies Ltd	425
314,000		Ability Enterprise Co Ltd	434
490,000		Accton Technology Corp	314
12,005	*	ACE Digitech Co Ltd	199
3,696,174		Acer, Inc	6,462
10,000	*	Acme Electronics Corp	34
223,225	*	Acme Packet, Inc	15,655
111,000		A-DATA Technology Co Ltd	141
156,000		Adlink Technology, Inc	322
267,813		Adtran, Inc	10,367
52,403	*	ADVA AG. Optical Networking	321
651,978		Advantech Co Ltd	2,220
138,988	*,e	Agilysys, Inc	1,159
18,500		Aiphone Co Ltd	330
3,464,391	*	Alcatel S.A.	19,992
611,000		Alpha Networks, Inc	501
342,500		Alps Electric Co Ltd	3,482
34,161	*	Amper S.A.	173
333,135		Amphenol Corp (Class A)	17,986
1,098,000		AmTRAN Technology Co Ltd	939
84,403	*	Anaren, Inc	1,794
206,196		Anixter International, Inc	13,473
169,000	e	Anritsu Corp	1,479
122,000		APCB, Inc	135
5,203,936	*	Apple, Inc	1,746,806
157,000		Arcadyan Technology Corp	251
40,800	e	Arisawa Manufacturing Co Ltd	232
701,433	*	Arris Group, Inc	8,144
537,384	*	Arrow Electronics, Inc	22,301
2,125,000	*	Artel Solutions Group Holdings Ltd	48
358,700	*	Aruba Networks, Inc	10,600
33,812		Ascom Holding AG.	501
93,931		Asia Vital Components Co Ltd	100
100,000		ASROCK, Inc	412
1,152,978		Asustek Computer, Inc	11,476
80,000		Aten International Co Ltd	172
11,037,853	*	AU Optronics Corp	7,569
582,537	*	AU Optronics Corp (ADR)	4,008
45,629	*	Audiocodes Ltd	240
19,295		Austria Technologie & Systemtechnik AG.	371
205,000		AV Tech Corp	736
948,847	*	Avanzit S.A.	338
3,870,741		Avermedia Technologies	4,952
132,723	*,e	Avid Technology, Inc	2,501
1,025,338	*	Avnet, Inc	32,688
85,629		AVX Corp	1,305
81,992	*	AX Holding Corp	1,488
52,816	e	Axis Communications AB	1,073
49,966	*	Balda AG.	661
36,827		Barco NV	2,728
66,080		Bel Fuse, Inc (Class B)	1,433
26,400		Bematech S.A.	104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

349,374	*,e	Benchmark Electronics, Inc	$5,765
1,664,120	*	Benq Corp	803
189,228	*	BigBand Networks, Inc	411
98,641		Black Box Corp	3,085
278,864	*,e	Blue Coat Systems, Inc	6,096
222,063	*,e	Bookham, Inc	1,492
528,802	*,e	Brightpoint, Inc	4,289
890,485	*	Brocade Communications Systems, Inc	5,753
446,449		Brother Industries Ltd	6,604
123,249	*,e	Bull S.A.	855
1,897,500		BYD Electronic International Co Ltd	807
1,680,600		CalComp Electronics Thailand PCL	179
156,753	*,e	Calix Networks, Inc	3,264
954,601	*	Cando Corp	818
33,000		Canon Electronics, Inc	901
1,371,131	e	Canon, Inc	65,220
170,000		Career Technology Co Ltd	350
2,307,943		Catcher Technology Co Ltd	14,611
150,000	*	Catic Shenzhen Holdings Ltd	68
262,985	*	Celestica, Inc	2,304
704,000		Centron Telecom International Holdings Ltd	142
37,029	*	Ceragon Networks Ltd	414
61,000		Chang Wah Electromaterials, Inc	268
243,000		Channel Well Technology Co Ltd	147
196,439	*	Checkpoint Systems, Inc	3,512
1,628,929		Cheng Uei Precision Industry Co Ltd	4,267
54,000	*	Chenming Mold Industry Corp	89
477,347		Chicony Electronics Co Ltd	926
82,868	*	Chimei Materials Technology Co	86
3,106,000		China Aerospace International Holdings Ltd	328
1,156,000	e	China All Access Holdings Ltd	314
2,962,000	*	China Energine International Holdings Ltd	191
814,000	e	China High Precision Automation Group Ltd	639
1,301,000	*	China ITS Holdings Co Ltd	515
3,150,000	*	China Public Healthcare Holding Ltd	26
1,448,000		China Wireless Technologies Ltd	292
536,000		Chin-Poon Industrial Co	429
493,000		Chroma ATE, Inc	1,572
4,982,825	*	Chunghwa Picture Tubes Ltd	604
333,102	*,e	Ciena Corp	6,122
24,620,986		Cisco Systems, Inc	384,334
269,973		Citizen Watch Co Ltd	1,616
602,212		Clevo Co	1,172
3,102,000	*	CMC Magnetics Corp	704
53,700	*	CMK Corp	180
245,338	e	Cognex Corp	8,692
147,319	*,e	Coherent, Inc	8,142
1,177,799	e	Comba Telecom Systems Holdings Ltd	1,245
28,162		Communications Systems, Inc	505
371,000		Compal Communications, Inc	464
5,865,469		Compal Electronics, Inc	7,207
472,000	*	Compeq Manufacturing Co	220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

177,509		Comtech Telecommunications Corp	$4,977
1,066,800		Coretronic Corp	1,689
4,635,571		Corning, Inc	84,137
201,000		Coxon Precise Industrial Co Ltd	441
231,588	*	Cray, Inc	1,482
63,850		Creative Technology Ltd	156
8,392	*	CrucialTec Co Ltd	140
184,283	e	CTS Corp	1,782
75,000		CyberPower Systems, Inc	302
260,000		CyberTAN Technology, Inc	305
44,370		Daeduck Electronics Co	380
24,710		Daeduck GDS Co Ltd	204
7,800		Dai-ichi Seiko Co Ltd	302
423,000	e	Daiwabo Co Ltd	865
155,954	e	Daktronics, Inc	1,683
149,000		Darfon Electronics Corp	167
6,864	*	Dasan Networks, Inc	40
201,133	e	DataTec Ltd	1,147
292,000	*	Daxon Technology, Inc	229
228,000		DBA Telecommunication Asia Holdings Ltd	70
137,284	e	DDi Corp	1,310
7,275,914	*	Dell, Inc	121,290
874,900		Delta Electronics Thai PCL	707
2,220,964		Delta Electronics, Inc	8,182
151,000		Denki Kogyo Co Ltd	665
92,000		DFI, Inc	84
112,530	*,e	DG FastChannel, Inc	3,607
124,708	e	Diebold, Inc	3,867
121,595	*	Digi International, Inc	1,581
1,295,000	e	Digital China Holdings Ltd	2,103
9,063	*,e	Digital Multimedia Technologies S.p.A.	275
3,947		Digitech Systems Co Ltd	42
371,074		Diploma plc	2,233
627,000		D-Link Corp	575
103,184	*,e	Dolby Laboratories, Inc (Class A)	4,381
240,702	*	Dot Hill Systems Corp	684
72,993	*,e	DTS, Inc	2,960
320,900		Eastern Communications Co Ltd	155
144,063	*,e	Echelon Corp	1,310
282,345	*,e	EchoStar Corp (Class A)	10,286
20,371		Eizo Nanao Corp	385
95,000		Elec & Eltek International Co Ltd	361
77,945	e	Electro Rent Corp	1,334
104,286	*	Electro Scientific Industries, Inc	2,013
702,271		Electrocomponents plc	3,071
217,828	*,e	Electronics for Imaging, Inc	3,751
294,000		Elite Material Co Ltd	280
1,392,000		Elitegroup Computer Systems Co Ltd	425
288,300	*	Eltek ASA	262
70,648	*,e	eMagin Corp	429
9,369,515	*	EMC Corp	258,131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

422,909	*,e	EMCORE Corp	$1,159
72,956	*	EMS Technologies, Inc	2,405
365,911	*	Emulex Corp	3,147
13,500		Enplas Corp	193
58,000		Entire Technology Co Ltd	171
5,901,591		Ericsson (LM) (B Shares)	84,956
32,407	e	Esprinet S.p.A.	204
334,970		Everlight Electronics Co Ltd	902
14,896		EVS Broadcast Equipment S.A.	1,008
31,663	*	Exfo Electro Optical Engineering, Inc	243
430,910	*,e	Extreme Networks, Inc	1,396
396,581	*	F5 Networks, Inc	43,723
85,779	*,e	Fabrinet	2,083
71,215	*,e	FARO Technologies, Inc	3,119
111,000	*	FDK Corp	172
444,645	*,e	Finisar Corp	8,017
127,000		Firich Enterprises Co Ltd	229
40,000		FLEXium Interconnect, Inc	100
300,255	e	Flir Systems, Inc	10,122
153,000		Flytech Technology Co Ltd	448
2,309,072	*,e	Foxconn International Holdings Ltd	1,019
993,378		Foxconn Technology Co Ltd	4,131
1,297,588		Fuji Folms Holdings Corp	40,471
3,006,704		Fujitsu Ltd	17,186
15,138	*	Fulltech Fiber Glass Corp	14
28,700		Furuno Electric Co Ltd	157
27,060	*,e	Fusion-io, Inc	814
185,853	*	G Tech Optoelectronics Corp	694
117,504	e	Gemalto NV	5,611
374,000		Gemtek Technology Corp	410
76,000		GeoVision, Inc	316
139,013	*	Gerber Scientific, Inc	1,547
531,000		Getac Technology Corp	255
20,000	*	Giantplus Technology Co Ltd	9
1,135,000		Gigabyte Technology Co Ltd	1,275
109,988		Gigastorage Corp	146
40,103	*	Gilat Satellite Networks Ltd	183
527,000		Global Brands Manufacture Ltd	315
94,671	*	Globecomm Systems, Inc	1,473
492,000	*	Gold Circuit Electronics Ltd	206
770,000		Great Wall Technology Co Ltd	320
120,515	*	GSI Group, Inc	1,452
54,900		Hakuto Co Ltd	545
505,405		Halma plc	3,362
93,416	e	Hamamatsu Photonics KK	4,039
662,900		Hana Microelectronics PCL	503
513,000		Hannstar Board Corp	281
5,539,441	*	HannStar Display Corp	829
470,674	*	Harmonic, Inc	3,403
580,781		Harris Corp	26,170
332,882	*	Harris Stratex Networks, Inc (Class A)	1,312
12,913,687	e	Hewlett-Packard Co	470,059

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,036,967		High Tech Computer Corp	$68,872
1,555,187	*	Himachal Futuristic Communications	571
10,200		Hioki EE Corp	204
909,000		Hi-P International Ltd	742
23,384	e	Hirose Electric Co Ltd	2,397
155,230		Hitachi High-Technologies Corp	3,401
85,000	*,e	Hitachi Kokusai Electric, Inc	706
18,936,271	e	Hitachi Ltd	112,388
200,000		HiTi Digital, Inc	217
492,000		Holystone Enterprise Co Ltd	586
13,555,613		Hon Hai Precision Industry Co, Ltd	46,670
56,695	e	Horiba Ltd	1,838
80,900	e	Hosiden Corp	736
541,103	*	Hoya Corp	11,979
29,154		Humax Co Ltd	250
199,493	*	Hypercom Corp	1,961
304,427	*,e	Ibiden Co Ltd	9,531
31,000		Ichia Technologies, Inc	17
168,000		I-Chiun Precision Industry Co Ltd	137
12,200	e	Icom, Inc	314
62,000		ICP Electronics, Inc	117
109,200	*	IdeiasNet S.A.	257
675,434	*	Imagination Technologies Group plc	4,095
217,623	*,e	Imation Corp	2,054
136,207	*,e	Immersion Corp	1,162
6,000		Inficon Holding AG.	1,253
477,218	*,e	Infinera Corp	3,298
279,000		Infortrend Technology, Inc	408
45,714	e	Ingenico	2,225
294,557	*,e	Ingram Micro, Inc (Class A)	5,343
6,030,243	*	InnoLux Display Corp	4,319
248,970	*	Insight Enterprises, Inc	4,409
5,530,000		Inspur International Ltd	296
6,874	m	Intelligent Digital Integrated Security	113
188,132	e	InterDigital, Inc	7,685
7,059		Interflex Co Ltd	127
250,442	*,e	Intermec, Inc	2,765
147,264	*,e	Intevac, Inc	1,504
15,834		INTOPS Co Ltd	265
3,674,356		Inventec Co Ltd	1,923
79,247	*,e	IPG Photonics Corp	5,762
326,000		ITEQ Corp	469
121,340	*	Itron, Inc	5,844
59,212		Ituran Location and Control Ltd	839
154,107	*	Ixia	1,973
35,600	*	J Touch Corp	99
1,197,324		Jabil Circuit, Inc	24,186
114,000	e	Japan Aviation Electronics Industry Ltd	832
18,900	e	Japan Cash Machine Co Ltd	162
41,600		Japan Digital Laboratory Co Ltd	492
127,535	e	Japan Radio Co Ltd	371

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,379,000		JCY International BHD	$273
4,542,637	*	JDS Uniphase Corp	75,680
151,734	*	Jenoptik AG.	1,417
24,000		Jentech Precision Industrial Co Ltd	106
82,000		Jess-Link Products Co Ltd	138
1,248,000	e	Ju Teng International Holdings Ltd	362
3,226,458	*	Juniper Networks, Inc	101,633
27,600		Kaga Electronics Co Ltd	297
5,839	e	Kapsch TrafficCom AG.	523
215,648	*	Kemet Corp	3,082
41,307		Keyence Corp	11,728
3,218		KH Vatec Co Ltd	32
1,537,176		Kingboard Chemical Holdings Ltd	7,142
1,882,000	*	Kinpo Electronics	599
55,400		Koa Corp	651
767,892		Konica Minolta Holdings, Inc	6,414
46,641		Kudelski S.A.	722
70,240	*,e	KVH Industries, Inc	747
456,000		KYE Systems Corp	272
223,184		Kyocera Corp	22,724
358,327	*,e	L-1 Identity Solutions, Inc	4,210
368,632		Laird Group plc	1,198
228,544		Largan Precision Co Ltd	7,351
69,512	*	LeCroy Corp	837
8,494,300	e	Lenovo Group Ltd	4,883
1,370,475	*	Lexmark International, Inc (Class A)	40,100
11,503		LG Innotek Co Ltd	1,044
440,612		LG.Philips LCD Co Ltd	12,298
785,000		LITE-ON IT Corp	896
478,000	*	Lite-On Semiconductor Corp	323
4,435,334		Lite-On Technology Corp	5,855
94,583	e	Littelfuse, Inc	5,554
245,227	*,e	Logitech International S.A.	2,753
2,494	*	LoJack Corp	11
45,958	*	Loral Space & Communications, Inc	3,193
18,000		Lotes Co Ltd	71
232,000		Lumax International Corp Ltd	597
27,100		Macnica, Inc	617
35,000		Mag Layers Scientific-Technics Co Ltd	70
145,000		Marubun Corp	720
8,900	*	Maruwa Co Ltd	385
116,271	*,e	Maxwell Technologies, Inc	1,882
65,534	*	Measurement Specialties, Inc	2,340
21,800	*,e	Megachips Corp	353
14,600	e	Meiko Electronics Co	218
15,400		Melco Holdings, Inc	394
148,208	*	Mercury Computer Systems, Inc	2,769
35,601	*,e	Meru Networks, Inc	428
176,262		Methode Electronics, Inc	2,046
644,000	*	Microelectronics Technology, Inc	337
78,824	*	Micronic Laser Systems AB	189
1,392,000		Micro-Star International Co Ltd	675

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

422,204	*,e	Microvision, Inc	$515
130	*	MidgardXXI, Inc	0	^
110,000		MIN AIK Technology Co Ltd	280
2,096,000		Mitac International	919
111,500		Mitsumi Electric Co Ltd	1,105
303,000		MOBI Development Co Ltd	62
254,672	e	Molex, Inc	6,563
97,993		Moser Baer India Ltd	86
611,144	*	Motorola Mobility Holdings, Inc	13,470
1,036,014	*	Motorola, Inc	47,698
66,123		MTS Systems Corp	2,766
67,255	*,e	Multi-Fineline Electronix, Inc	1,453
326,371		Murata Manufacturing Co Ltd	21,821
272,078		Nan Ya Printed Circuit Board Corp	1,036
410,000	*	Nanjing Panda Electronics	110
172,044		National Instruments Corp	5,108
543,241	*	NCR Corp	10,262
410,540	*	NEC Corp	937
20,900		NEC Mobiling Ltd	706
20,198	*,e	NeoPhotonics Corp Ltd	140
21,776	e	Neopost S.A.	1,871
460,480	*	Net Insight AB	228
1,708,405	*	NetApp, Inc	90,170
155,208	*,e	Netgear, Inc	6,786
5,000		Netronix, Inc	8
5,163	*	Network Equipment Technologies, Inc	11
27,000		Newmax Technology Co Ltd	107
246,769	*,e	Newport Corp	4,484
68,026	e	Nichicon Corp	1,127
46,200		Nidec Copal Electronics Corp	310
52,000		Nidec Sankyo Corp	344
21,500	e	Nihon Dempa Kogyo Co Ltd	302
19,800		Nippon Ceramic Co Ltd	402
235,000		Nippon Chemi-Con Corp	1,477
700,104		Nippon Electric Glass Co Ltd	8,983
31,000		Nohmi Bosai Ltd	184
5,866,892	e	Nokia Oyj	37,846
41,234		Nolato AB (B Shares)	422
1,065		Nortel Networks Netas Telekomunikasyon AS.	95
132,858	*,e	Novatel Wireless, Inc	728
40,611	*,e	Numerex Corp	395
213,052	*	OCZ Technology Group, Inc	1,704
997,000	*	Oki Electric Industry Co Ltd	920
147,746		Omron Corp	4,109
370,000	*	O-Net Communications Group	141
107,673	*,e	Oplink Communications, Inc	2,006
220,457	*,e	OpNext, Inc	503
284,366	*	Optimus S.A.	779
80,248	*	Orbcomm, Inc	251
34,000	e	Osaki Electric Co Ltd	345
131,116	*	OSI Systems, Inc	5,638
610,000		Pan-International Industrial	615

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

168,000		Paragon Technologies Co Ltd	$236
91,130	e	Park Electrochemical Corp	2,547
25,040	*	Parrot S.A.	1,015
15,734		Partron Co Ltd	269
100,000	*	PAX Global Technology Ltd	31
57,717	*,e	PC Connection, Inc	478
839	*	PC-Tel, Inc	5
2,208,217	*	Pegatron Technology Corp	2,294
889		Phoenix Mecano AG.	684
266,041	e	Plantronics, Inc	9,718
163,815	*,e	Plexus Corp	5,702
60,000		Plotech Co Ltd	41
524,688	*,e	Polycom, Inc	33,737
199,000		Portwell, Inc	179
21,100		Positivo Informatica S.A.	97
306,000		Power Quotient International Co Ltd	126
520,772	*,e	Power-One, Inc	4,218
742,210	*,e	Powerwave Technologies, Inc	2,190
527,489		Premier Farnell plc	2,109
48,646		Primax Electronics Ltd	46
1,534,000	*	Prime View International Co Ltd	2,892
46,976	*	Procera Networks, Inc	504
14,000	*	Prosperity Dielectrics Co Ltd	12
166,000		P-Two Industries, Inc	196
483,722	*	QLogic Corp	7,701
11,614,535		Qualcomm, Inc	659,588
3,148,532		Quanta Computer, Inc	7,480
273,000		Quanta Storage, Inc	245
1,041,480	*,e	Quantum Corp	3,437
126,721	*,e	Rackable Systems, Inc	2,180
105,237	*,e	Radisys Corp	767
19,447	*	Redington India Ltd	38
98,977		Renishaw plc	2,785
723,539	*	Research In Motion Ltd (Canada)	20,916
99,110		Richardson Electronics Ltd	1,347
1,698,979	e	Ricoh Co Ltd	18,847
57,886	e	Rimage Corp	777
78,000		Riso Kagaku Corp	1,294
3,588,000	*	Ritek	993
552,970	*	Riverbed Technology, Inc	21,892
131,969	*	Rofin-Sinar Technologies, Inc	4,507
71,637	*	Rogers Corp	3,310
13,300		Roland DG Corp	179
60,500		Ryosan Co Ltd	1,292
32,700		Ryoyo Electro Corp	325
24,000		Sam Young Electronics Co Ltd	255
74,874		Samsung Electro-Mechanics Co Ltd	6,494
42,748		Samsung SDI Co Ltd	6,578
1,081,489	*	SanDisk Corp	44,882
158,413	*	Sandvine Corp	379
384,198	*	Sanmina-SCI Corp	3,969
33,200		Sanshin Electronics Co Ltd	265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

25,747		Scailex Corp Ltd	$384
142,361	*,e	Scansource, Inc	5,336
179,611	*,e	SCM Microsystems, Inc	417
32,000		Sea Sonic Electronics Co Ltd	45
145,526	*	Seachange International, Inc	1,569
6,730,072		Seagate Technology, Inc	108,759
147,364	e	Seiko Epson Corp	2,554
206,000		Senao International Co Ltd	928
33,000	*	Sercomm Corp	51
174,207		SFA Engineering Corp	8,704
255,500	*	Shanghai Potevio Co Ltd	145
20,700	*,m	Shenzhen SEG Co Ltd	8
112,800	*	Shijiazhuang Baoshi Electronic Glass Co Ltd	86
179,823		Shimadzu Corp	1,647
25,400		Shinko Shoji Co Ltd	201
195,299	*,e	ShoreTel, Inc	1,992
434,000	*	Shuttle, Inc	226
37,711	*	Sierra Wireless, Inc	439
18,600	*,e	Siix Corp	285
2,178,000	e	SIM Technology Group Ltd	236
636,490		Simplo Technology Co Ltd	5,144
543,000		Sinbon Electronics Co Ltd	462
9,828		Sindoh Co Ltd	451
447,000	*	Sintek Photronic Corp	337
156,000		Sirtec International Co Ltd	284
350,218	*,e	Smart Modular Technologies WWH, Inc	3,208
61,300	*,e	Smart Technologies, Inc	340
1,296,561	*,e	Smart Technologies, Inc (Class A)	7,390
86,000		SMK Corp	377
7,363		SNU Precision Co Ltd	86
310,000	*	Solelytex Industrial Corp	150
907,848	*,e	Sonus Networks, Inc	2,941
239,022		Spectris plc	6,121
935,920		Spirent Communications plc	2,242
53,100	e	Star Micronics Co Ltd	629
162,628	*,e	STEC, Inc	2,766
255,641		Sterlite Technologies Ltd	297
86,101	*,e	Stratasys, Inc	2,902
205,000		Sunrex Technology Corp	190
105,857	*,e	Super Micro Computer, Inc	1,703
9,780		Suprema, Inc	71
14,000		Supreme Electronics Co Ltd	11
534,986	*	SVA Electron Co Ltd	245
82,984	e	Sycamore Networks, Inc	1,846
240,777	*,e	Symmetricom, Inc	1,404
146,285	*,e	Synaptics, Inc	3,765
183,000		Syncmold Enterprise Corp	315
139,161	*,e	SYNNEX Corp	4,411
1,540,198		Synnex Technology International Corp	3,745
70,404		Taiflex Scientific Co Ltd	152
378,000	*	Taiwan Chi Cheng Enterprise Co Ltd	203
258,000		Taiwan PCB Techvest Co Ltd	284

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

158,803	e	Taiyo Yuden Co Ltd	$2,067
82,000	e	Tamura Corp	263
871,000		TCL Communication Technology Holdings Ltd	694
149,585		TDK Corp	8,251
87,751	*,e	Tech Data Corp	4,290
172,698	e	Technitrol, Inc	763
320,629	*,e	Tekelec	2,927
180,232		Telefonaktiebolaget Lm Ericsson (ADR)	2,592
701,835		Tellabs, Inc	3,235
104,000		Test Research, Inc	165
174,000		Thinking Electronic Industrial Co Ltd	258
10,525	e	Thrane & Thrane AS	554
76,868		TKH Group NV	2,482
107,000	*,e	Toko, Inc	267
155,105	e	Tokyo Denpa Co Ltd	1,100
91,000		Tong Hsing Electronic Industries Ltd	402
81,100	e	Topcon Corp	459
65,000		Topoint Technology Co Ltd	69
4,939,238	e	Toshiba Corp	26,041
399,000		Toshiba TEC Corp	1,742
35,900		Toyo Corp/Chuo-ku	390
206,000	*	TPK HOLDING CO Ltd	6,303
1,452,000	e	Tpv Technology Ltd	733
232,687	*	Trimble Navigation Ltd	9,224
480,507		Tripod Technology Corp	1,998
2,139,000		Truly International Holdings	312
429,937		TT electronics plc	1,385
259,264	*	TTM Technologies, Inc	4,153
424,000		TXC Corp	743
6,914	*	U-Blox AG.	328
211,200		Uchi Technologies BHD	95
12,364		Uju Electronics Co Ltd	260
278,000	*	Uniden Corp	1,138
1,712,756		Unimicron Technology Corp	3,058
151,937	*	Unitech Printed Circuit Board Corp	90
160,527	*,e	Universal Display Corp	5,633
48		V Technology Co Ltd	376
358,795		Venture Corp Ltd	2,496
36,183	*,e	Veraz Networks, Inc	163
156,469	*,e	Viasat, Inc	6,770
11,882	*,e	Viasystems Group, Inc	267
28,000	*	Viking Tech Corp	52
2,128,931	*,e	Vishay Intertechnology, Inc	32,019
53,838	*,e	Vishay Precision Group, Inc	909
714,000	*	VST Holdings Ltd	159
220,900	e	Vtech Holdings Ltd	2,619
498		Wacom Co Ltd	582
39,000		Wah Hong Industrial Corp	100
1,643,767		Wah Lee Industrial Corp	3,057
459,000	*	Walsin Technology Corp	221
796,000	e	Wasion Group Holdings Ltd	375
518,000		Weikeng Industrial Co Ltd	504

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

74,000		Wellypower Optronics Corp	$76
220,130	*	Westell Technologies, Inc	786
2,159,100	*,e	Western Digital Corp	78,548
220,800		Wi-Lan, Inc	1,781
44,410		Wincor Nixdorf AG.	3,210
1,883,000	*	Wintek Corp	2,510
2,413,123		Wistron Corp	4,302
179,000		Wistron NeWeb Corp	563
5,070		Woojin, Inc	77
3,556,000	*	World Wide Touch Technology Ho	248
1,533,870		WPG Holdings Co Ltd	2,608
290,000		WT Microelectronics Co Ltd	536
235,000	*	WUS Printed Circuit Co Ltd	148
7,197,723	e	Xerox Corp	74,928
126,343	*,e	X-Rite, Inc	628
168,266	*,e	Xyratex Ltd	1,726
15,750	*,b,m	Ya Hsin Industrial Co Ltd	3
1,523,000		Yageo Corp	694
82,593		Yamatake Corp	1,842
161,251		Yaskawa Electric Corp	1,810
156,957	*,e	Yokogawa Electric Corp	1,340
109,393		Young Fast Optoelectronics Co Ltd	684
157,598	*	Zebra Technologies Corp (Class A)	6,646
213,000		Zinwell Corp	323
914,228	e	ZTE Corp	3,325
93,511	*	Zygo Corp	1,236
307,000	*	Zyxel Communications	255

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	6,206,976

TELECOMMUNICATION SERVICES - 3.3%
12,152	*	012 Smile.Communications Ltd	315
256,672	*,e	8x8, Inc	1,255
96,452	e	AboveNet, Inc	6,796
2,627,500		Advanced Info Service PCL	8,915
148,752	f	AFK Sistema (GDR) (purchased 03/30/07, cost $2,602)	3,823
193,335	e	Alaska Communications Systems Group, Inc	1,715
43,496		Allied Technologies Ltd	375
63,994,660	e	America Movil S.A. de C.V. (Series L)	86,357
3,019,402	*	American Tower Corp (Class A)	158,004
25,046,469		AT&T, Inc	786,709
46,998		Atlantic Tele-Network, Inc	1,803
96,883	*,e	Avanti Communications Group plc	577
1,065,000	*	Axtel SAB de CV	589
479,994	e	BCE, Inc	18,823
18,613		Belgacom S.A.	663
76,914		Bell Aliant Regional Communications Income Fund	2,290
1,929,040		Bezeq Israeli Telecommunication Corp Ltd	4,884
769,259		Bharti Airtel Ltd	6,811
14,524	*,e	Boingo Wireless, Inc	132
565,262		Brasil Telecom S.A. (Preference)	5,433
20,400,791		BT Group plc	66,148
10,326,495		Cable & Wireless plc	6,716

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

6,074,777		Cable & Wireless Worldwide	$4,492
117,265	*,e	Cbeyond Communications, Inc	1,551
60,530		Cellcom Israel Ltd	1,689
4,716,630		CenturyTel, Inc	190,692
2,949,768		China Communications Services Corp Ltd	1,747
9,234,890		China Mobile Hong Kong Ltd	85,975
24,977,637		China Telecom Corp Ltd	16,306
9,777,601	e	China Unicom Ltd	19,849
5,719,318		Chunghwa Telecom Co Ltd	19,681
1,050,027	*,e	Cincinnati Bell, Inc	3,486
1,320,000		Citic 1616 Holdings Ltd	361
2,896,000	*	Citic 21CN Co Ltd	321
436,000	e	City Telecom (HK) Ltd	260
498,636	*,e	Clearwire Corp (Class A)	1,885
190,966	*,e	Cogent Communications Group, Inc	3,248
508,479	*	Colt Telecom Group S.A.	1,167
182,837	*,f,m	Comstar United Telesystems (GDR) (purchased 12/02/08, cost $953)	1,262
172,037	e	Consolidated Communications Holdings, Inc	3,344
984,925	*	Crown Castle International Corp	40,175
7,386,573		Deutsche Telekom AG.	115,260
607,900		Digi.Com BHD	5,849
114,849		Drillisch AG.	1,336
39,782		Egyptian Co for Mobile Services	864
1,104		Elisa Oyj (Series A)	24
206,094		Empresa Nacional de Telecomunicaciones S.A.	4,184
101,931	*,e	Fairpoint Communications, Inc	939
3,087,019		Far EasTone Telecommunications Co Ltd	4,927
309,852	e	France Telecom S.A.	6,589
250,860	e	Freenet AG.	3,476
8,209,741	e	Frontier Communications Corp	66,253
212,311	*	General Communication, Inc (Class A)	2,563
163,740	*	Global Crossing Ltd	6,284
380,921	*,e	Globalstar, Inc	469
64,100		Globe Telecom, Inc	1,324
1,889		Hellenic Telecommunications Organization S.A.	18
39,925	*,e	HickoryTech Corp	474
2,468,651	e	Hutchison Telecommunications Hong Kong Holdings Ltd	764
626,252	*,e	ICO Global Communications Holdings Ltd (Class A)	1,735
91,698	e	IDT Corp (Class B)	2,478
232,991		iiNET Ltd	654
149	e	Iliad S.A.	20
135,636	*	inContact, Inc	644
242,338		Inmarsat plc	2,163
183,116	*,e	Iridium Communications, Inc	1,584
1,807,800		Jasmine International PCL	172
279,401	*,e	Jazztel plc	1,790
1,267,484		Kcom Group plc	1,582
5,211		KDDI Corp	37,493
161,000		Keppel Telecommunications & Transportation Ltd	174
184,002		KT Corp	7,016

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

379,479	*,e	Leap Wireless International, Inc	$6,159
17,110,369	*,e	Level 3 Communications, Inc	41,749
548,166		LG Telecom Ltd	2,975
115,389		M2 Telecommunications Group Ltd	407
872,980		Magyar Telekom	2,805
204,373	*	Mahanagar Telephone Nigam	197
41,200	e	Manitoba Telecom Services, Inc	1,396
226,885		Maroc Telecom	4,175
3,961,500		Maxis BHD	7,194
4,240,915	*	MetroPCS Communications, Inc	72,986
103,724	e	Millicom International Cellular S.A.	10,867
839,671		Mobile TeleSystems (ADR)	15,971
508,809		MobileOne Ltd	1,049
19,767		Mobistar S.A.	1,499
2,863,306	e	MTN Group Ltd	60,999
457,339	*	Netia S.A.	961
150,055	*,e	Neutral Tandem, Inc	2,614
1,049,235	*,e	NII Holdings, Inc (Class B)	44,467
1,587,607		Nippon Telegraph & Telephone Corp	76,573
136,828	e	NTELOS Holdings Corp	2,794
14,581		NTT DoCoMo, Inc	26,041
4,013,863	*	Orascom Telecom Holding SAE	2,744
702,677	*,e	PAETEC Holding Corp	3,366
144,760		Partner Communications	2,183
8,498,043		PCCW Ltd	3,667
113,587		Philippine Long Distance Telephone Co	6,118
1,211,840	e	Portugal Telecom SGPS S.A.	11,913
260,200	*	Premiere Global Services, Inc	2,076
22,357,000	*	PT Bakrie Telecom Tbk	954
1,986,000		PT Excelcomindo Pratama	1,426
1,382,676		PT Indosat Tbk	824
12,886,821		PT Telekomunikasi Indonesia Tbk (Series B)	11,097
186,222	*	QSC AG.	811
1,060,910		Reliance Communication Ventures Ltd	2,277
456,397	e	Rogers Communications, Inc (Class B)	18,072
3,100	e	Rostelecom (ADR)	126
1,987,003		Royal KPN NV	28,901
356,795	*	SBA Communications Corp (Class A)	13,626
112,398	e	Shenandoah Telecom Co	1,913
6,486,024	e	Singapore Telecommunications Ltd	16,718
288,459	*	SK Broadband Co Ltd	1,096
59,131		SK Telecom Co Ltd	8,945
1,500,518	e	SmarTone Telecommunications Holding Ltd	2,236
1,254,275		Softbank Corp	47,502
252,616	e	Sonaecom - SGPS S.A.	556
33,164,136	*,e	Sprint Nextel Corp	178,754
1,341,681	e	StarHub Ltd	3,051
45,421	e	SureWest Communications	759
36,033		Swisscom AG.	16,519
3,246,715		Taiwan Mobile Co Ltd	8,807
569,409	e	TalkTalk Telecom Group plc	1,307
455,019	*	Tata Teleservices Maharashtra Ltd	197

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,971,623	*	TDC A.S.	$17,994
195,313		Tele Norte Leste Participacoes S.A.	3,398
359,880		Tele Norte Leste Participacoes S.A. (Preference)	5,523
413,037		Tele2 AB (B Shares)	8,153
1,882,108		Telecom Corp of New Zealand Ltd	3,836
482,800		Telecom Egypt	1,211
19,750,628		Telecom Italia RSP	22,977
14,350,060		Telecom Italia S.p.A.	19,961
108,428		Telecom Plus plc	1,157
366,603		Telecomunicacoes de Sao Paulo S.A.	10,665
9,455		Telecomunicacoes de Sao Paulo S.A. (ADR)	281
167,407		Telefonica O2 Czech Republic AS	4,357
2,373,613		Telefonica S.A.	57,972
7,437,522	*,e	Telefonos de Mexico S.A. de C.V. (Series L)	6,162
2,593		Telekom Austria AG.	33
4,652,300		Telekom Malaysia BHD	6,094
1,264,614		Telekomunikacja Polska S.A.	7,689
58,196		Telemar Norte Leste S.A.	1,935
76,894		Telenet Group Holding NV	3,659
1,124,666		Telenor ASA	18,405
506,042	e	Telephone & Data Systems, Inc	15,728
868,737		TeliaSonera AB	6,373
391,728		Telkom S.A. Ltd	2,132
10,142,759		Telstra Corp Ltd	31,517
63,165		TELUS Corp	3,478
309,979	e	TELUS Corp, non-voting shares	16,334
398,400	*	Thaicom PCL	112
1,838,593		Tim Participacoes S.A.	8,895
10,900	e	Tim Participacoes S.A. (ADR)	536
1,747,300	*	Time dotCom BHD	430
1,933,079	*,e	Tiscali S.p.A.	177
3,530,400	*	TM International BHD	5,867
141,275	*,e	Towerstream Corp	705
377,993		TPG Telecom Ltd	684
486,822	*	True Corp PCL	62
17,567		Tulip Telecom Ltd	64
851,091		Turk Telekomunikasyon AS	4,499
1,037,652		Turkcell Iletisim Hizmet AS	5,600
452,860	*,e	tw telecom inc (Class A)	9,297
45,867	*	US Cellular Corp	2,221
168,031	e	USA Mobility, Inc	2,564
14,477,837	e	Verizon Communications, Inc	539,009
832,175	e	Vodacom Group Pty Ltd	10,349
60,533,848		Vodafone Group plc	160,513
399,084		Vodafone Group plc (ADR)	10,664
1,008,097	*,e	Vonage Holdings Corp	4,446
1,511,193	e	Windstream Corp	19,585

		TOTAL TELECOMMUNICATION SERVICES	3,691,448

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

TRANSPORTATION - 2.0%
242,644	e	Abertis Infraestructuras S.A.	$5,415
49,512	*,m	ACE Aviation Holdings, Inc (Class A)	586
272,473	*	AER Lingus	290
23,588		Aeroports de Paris	2,218
53,088	*,e	Air Berlin plc	238
156,600	*,e	Air Canada (Class A)	373
6,606,600	e	Air China Ltd	6,878
11,272	*,e	Air France-KLM	173
385,925	e	Air New Zealand Ltd	359
244,022	*	Air Transport Services Group, Inc	1,672
1,877,500		AirAsia BHD	2,195
535,200		Airports of Thailand PCL	628
198,641	*	Alaska Air Group, Inc	13,599
125,021		Alexander & Baldwin, Inc	6,021
579,852		All America Latina Logistica S.A.	4,878
742,672	e	All Nippon Airways Co Ltd	2,423
61,581	e	Allegiant Travel Co	3,048
42,665	*	Amerco, Inc	4,102
1,009,658	*	AMR Corp	5,452
624,000		Anhui Expressway Co	522
98,713		Ansaldo STS S.p.A.	1,384
616		AP Moller - Maersk AS (Class A)	5,103
1,581		AP Moller - Maersk AS (Class B)	13,650
131,647		Arkansas Best Corp	3,124
2,057,248		Asciano Group	3,637
104,790	*	Asiana Airlines	974
139,389	*	Atlas Air Worldwide Holdings, Inc	8,295
759,458	e	Auckland International Airport Ltd	1,402
1,355,029		Australian Infrastructure Fund	2,801
114,099		Autostrada Torino-Milano S.p.A.	1,671
119,781		Autostrade S.p.A.	2,551
431,332	*	Avis Budget Group, Inc	7,371
128,314	*	Avis Europe plc	639
61,165	e	Baltic Trading Ltd	351
766,000		Bangkok Expressway PCL	446
331,000	*	Bangkok Metro PCL	7
738,849		BBA Aviation plc	2,583
2,937,600	e	Beijing Capital International Airport Co Ltd	1,378
290,512		Brisa-Auto Estradas de Portugal S.A.	1,772
989,642	e	Canadian National Railway Co	79,155
230,823		Canadian Pacific Railway Ltd	14,401
3,322,713	e	Cathay Pacific Airways Ltd	7,730
319,787		CCR SA	9,517
327,240		Cebu Air, Inc	688
131,641	*	Celadon Group, Inc	1,838
14,613		Celebi Hava Servisi	242
2,351		Central Japan Railway Co	18,482
935,327	e	CH Robinson Worldwide, Inc	73,741
2,910,127	*	China Airlines	1,981
1,561,966	e	China Merchants Holdings International Co Ltd	6,060
8,391,800	*,e	China Shipping Container Lines Co Ltd	2,852
1,921,300	e	China Shipping Development Co Ltd	1,773
4,966,000	*,e	China Southern Airlines Co Ltd	2,678
216,000		Chinese Maritime Transport Ltd	373

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

23,960		Clarkson plc	$479
1,120,913		ComfortDelgro Corp Ltd	1,334
19,416	e	Compagnie Maritime Belge S.A.	526
1,735,551		Compania SudAmericana de Vapores S.A.	1,090
6,929,217	e	ConnectEast Group	3,425
1,170,993	e	Con-Way, Inc	45,446
268,400		Copa Holdings S.A. (Class A)	17,913
3,777,975	e	COSCO Holdings	2,970
2,422,000		COSCO Pacific Ltd	4,276
212,233	e	Costamare, Inc	3,595
18,270	*	Covenant Transportation Group, Inc	142
6,845,256		CSX Corp	179,483
293,000	e	CWT Ltd	321
30,517		D/S Norden	1,051
173,000	*,e	Daiichi Chuo Kisen Kaisha	320
106,000	e	Dalian Port PDA Co Ltd	38
797,250		Dazhong Transportation Group Co Ltd	454
3,522,539	*	Delta Air Lines, Inc	32,302
831,321		Deutsche Lufthansa AG.	18,107
674,276		Deutsche Post AG.	12,963
3,785		Dfds AS	315
121,994	*,e	Dollar Thrifty Automotive Group, Inc	8,996
245,536		DSV AS	5,894
365,917	*,e	Eagle Bulk Shipping, Inc	907
519,812		East Japan Railway Co	29,770
235,547	*	easyJet plc	1,359
259,700		EcoRodovias Infraestrutura e Logistica S.A.	2,255
1,892,520	*	Eva Airways Corp	1,934
519,500		Evergreen International Storage & Transport Corp	446
4,485,482	*	Evergreen Marine Corp Tawain Ltd	3,618
301,831	*,e	Excel Maritime Carriers Ltd	936
733,530		Expeditors International Washington, Inc	37,549
15,000	*	Farglory F T Z Investment Holding Co Ltd	15
1,041,671		FedEx Corp	98,802
77,000		First Steamship Co Ltd	179
686,959		Firstgroup plc	3,762
14,355	e	Flughafen Wien AG.	731
5,702		Flughafen Zuerich AG.	2,604
35,161	*	Flybe Group plc	104
125,807		Forward Air Corp	4,251
83,169	e	Fraport AG. Frankfurt Airport Services Worldwide	6,682
346,882		Freightways Ltd	920
309,000	e	Fukuyama Transporting Co Ltd	1,646
3,536,500	*	Garuda Indonesia	219
6,917	*	Gateway Distriparks Ltd	20
642,491	*,e	Gemina S.p.A.	658
147,470	*,e	Genco Shipping & Trading Ltd	1,109
165,023	*	Genesee & Wyoming, Inc (Class A)	9,677
9,844	f	Globaltrans Investment plc (GDR) (purchased 07/05/10, cost $149)	183
15,630		GLOVIS Co Ltd	2,528
121,315		Go-Ahead Group plc	3,077

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

147,662		Gol Linhas Aereas Inteligentes S.A.	$1,763
433,000	e	Golden Ocean Group Ltd	442
398,000	e	Goodpack Ltd	594
591,694		Grindrod Ltd	1,221
323,487		Groupe Eurotunnel S.A.	3,620
225,400	*	Grupo Aeroportuario del Centro Norte Sab de C.V.	483
976,391	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	4,009
311,100		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,835
158,800		Guangdong Provincial Expressway Development Co Ltd	60
994,000		GZI Transportation Ltd	506
122,000	*	Hainan Meilan International Airport Co Ltd	123
92,470	e	Hamburger Hafen und Logistik AG.	4,018
56,920		Hanjin Shipping Co Ltd	1,197
41,840		Hanjin Shipping Holdings Co Ltd	497
4,330		Hanjin Transportation Co Ltd	108
211,409	*,e	Hawaiian Holdings, Inc	1,205
248,743	e	Heartland Express, Inc	4,119
1,356,223	*	Hertz Global Holdings, Inc	21,537
72,300	e	Hitachi Transport System Ltd	1,239
57,200		Hong Kong Aircraft Engineerg	830
192,585		Hopewell Highway Infrastructure Ltd	126
218,083	*	Hub Group, Inc (Class A)	8,213
5,138,140	*,e	Hutchison Port Holdings Trust	4,341
45,150		Hyundai Merchant Marine Co Ltd	1,343
107,757	*,e	Iino Kaiun Kaisha Ltd	531
894,660	*	International Consolidated Airlines	3,631
186,800		International Container Term Services, Inc	217
31,822	e	International Shipholding Corp	677
27,900		Inui Steamship Co Ltd	138
27,908		Irish Continental Group plc	635
491,234	e	J.B. Hunt Transport Services, Inc	23,132
52,855	e	Japan Airport Terminal Co Ltd	616
62,367	*	Jet Airways India Ltd	671
2,731,120	*,e	JetBlue Airways Corp	16,660
3,744,000		Jiangsu Express	3,466
110,000		Jinzhou Port Co Ltd	59
83,200		Julio Simoes Logistica S.A.	613
481,178		Kamigumi Co Ltd	4,496
1,000,241	*,e	Kansas City Southern Industries, Inc	59,344
1,799,393	e	Kawasaki Kisen Kaisha Ltd	6,291
331,212	e	Keihin Electric Express Railway Co Ltd	2,388
408,568	e	Keio Corp	2,253
194,128		Keisei Electric Railway Co Ltd	1,149
389,982	*	Kingfisher Airlines Ltd	351
1,126,907	e	Kintetsu Corp	3,619
19,900	e	Kintetsu World Express, Inc	654
302,821	*,e	Kirby Corp	17,162
263,035	e	Knight Transportation, Inc	4,469
48,961		Koninklijke Vopak NV	2,398
13,321	*	Korea Express Co Ltd	1,353
57,113		Korean Air Lines Co Ltd	3,741

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

41,960		Kuehne & Nagel International AG.	$6,375
179,791		Lan Airlines S.A.	5,124
246,519	e	Landstar System, Inc	11,458
16,200	m	Lingkaran Trans Kota Holdings BHD	21
301,700	*	LLX Logistica S.A.	928
212,592		Localiza Rent A Car	3,801
31,500	*	Log-in Logistica Intermodal S.A.	149
429,766		Macquarie Airports	1,543
515,893	*,e	Macquarie Atlas Roads Group	973
186,729		Mainfreight Ltd	1,572
65,500		Malaysia Airports Holdings BHD	140
194,800		Malaysian Bulk Carriers BHD	137
64,121		Marten Transport Ltd	1,385
113,000		Maruzen Showa Unyu Co Ltd	368
260,673		Mercator Lines Ltd	234
244,550		Mermaid Marine Australia Ltd	840
1,343,400		MISC BHD	3,272
79,984		Mitsubishi Logistics Corp	900
1,462,885		Mitsui OSK Lines Ltd	7,871
225,610		Mitsui-Soko Co Ltd	885
905,522		MTR Corp	3,221
463,492		Mundra Port and Special Economic Zone Ltd	1,682
581,710		National Express Group plc	2,366
4,881,473	e	Neptune Orient Lines Ltd	6,105
635,532		Nippon Express Co Ltd	2,575
164,000		Nippon Konpo Unyu Soko Co Ltd	1,746
4,339,610		Nippon Yusen Kabushiki Kaisha	16,124
466,714		Nishi-Nippon Railroad Co Ltd	2,008
96,000		Nissin Corp	242
1,374,484		Norfolk Southern Corp	102,990
340,167	*	Northgate plc	1,793
27,912	*,e	Norwegian Air Shuttle AS	514
57,129	f	Novorossiysk Commercial Sea Port (GDR) (purchased 08/04/10, cost $526)	513
443,327	e	Odakyu Electric Railway Co Ltd	3,520
86,139	e	Oesterreichische Post AG.	2,773
209,725	*,e	Old Dominion Freight Line	7,823
219,976		Orient Overseas International Ltd	1,422
192,368	*,e	Pacer International, Inc	908
2,203,290		Pacific Basin Shipping Ltd	1,262
18,886	*	Panalpina Welttransport Holding AG.	2,598
35,345	*	Park-Ohio Holdings Corp	747
27,696	*,e	Patriot Transportation Holding, Inc	620
10,200	*	Piraeus Port Authority	200
2,924,100		PLUS Expressways BHD	4,376
560,300		Pos Malaysia & Services Holdings BHD	612
412,200		Precious Shipping PCL	199
10,598,000	*	PT Berlian Laju Tanker Tbk	378
375,500		PT Jasa Marga Tbk	159
4,828,241	*	Qantas Airways Ltd	9,579
1,796,650	*,e	QR National Ltd	6,538
79,933	*,e	Quality Distribution, Inc	1,041

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

115,152	*,e	RailAmerica, Inc	$1,727
257,000	*	Regional Container Lines PCL	65
166,904	*,e	Republic Airways Holdings, Inc	911
204,000		Road King Infrastructure	156
54,408	*	Roadrunner Transportation Services Holdings, Inc	820
55,719		Ryanair Holdings plc	284
378,609	e	Ryder System, Inc	21,524
737,000	e	Sagami Railway Co Ltd	2,016
99,816	*,e	Saia, Inc	1,692
96	*,m	SAir Group	0	^
388,000		Sankyu, Inc	1,814
94,000		Santos Brasil Participacoes S.A.	1,696
232,067	*,e	SAS AB	624
15,820		Sebang Co Ltd	259
294,000		Seino Holdings Corp	2,115
116,000		Senko Co Ltd	394
186,300		Shandong Airlines Co Ltd	264
229,100	m	Shanghai Jinjiang International Investment Holdings Co	203
109,200		Shenzhen Chiwan Petroleum	121
218,200	m	Shenzhen Chiwan Wharf Holdings Ltd	301
876,000	e	Shenzhen Expressway Co Ltd	499
12,147,500		Shenzhen International Holdings	955
114,000		Shibusawa Warehouse Co Ltd	369
350,000		Shih Wei Navigation Co Ltd	477
215,000		Shinwa Kaiun Kaisha Ltd	432
1,676,000	e	Shun TAK Holdings Ltd	1,020
480,000		Sincere Navigation	547
603,919	e	Singapore Airlines Ltd	6,990
926,000		Singapore Airport Terminal Services Ltd	1,962
3,611,419		Singapore Post Ltd	3,411
1,886,000		Sinotrans Ltd	448
2,299,000	e	Sinotrans Shipping Ltd	681
10,161	e	Sixt AG.	568
23,494	e	Sixt AG. (Preference)	1,049
18,927	*	Skymark Airlines, Inc	229
245,027		Skywest, Inc	3,690
1,051,000	e	SMRT Corp Ltd	1,652
136,016		Societa Iniziative Autostradali e Servizi S.p.A.	1,558
3,566,253	e	Southwest Airlines Co	40,727
5,678,913	*	SpiceJet Ltd	4,190
74,569	*,e	Spirit Airlines, Inc	894
918,323		Stagecoach Group plc	3,765
293,648		Stobart Group Ltd	683
54,740	e	Stolt-Nielsen S.A.	1,248
115,390		STX Pan Ocean Co Ltd	812
228,767		Sumitomo Warehouse Co Ltd	1,037
1,389,254	*,e	Swift Transportation Co, Inc	18,824
479,000		T.Join Transportation Co	547
141,000	*	Taiwan Navigation Co Ltd	158
136,670		Tam S.A. (Preference)	2,934
141,741	*	TAV Havalimanlari Holding AS	711
44,600		Tegma Gestao Logistica	722

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

2,373,800		Thai Airways International PCL	$2,250
69,700		Thoresen Thai Agencies PCL	43
372,600	*	Tianjin Marine Shipping Co Ltd	151
2,714,000		Tianjin Port Development Holdings Ltd	518
379,000	*,e	Tiger Airways Holdings Ltd	368
745,340	*	TNT Express NV	7,730
735,313		TNT NV	6,231
697,380	e	Tobu Railway Co Ltd	2,935
1,341,628		Tokyu Corp	5,578
628,244	e	Toll Holdings Ltd	3,277
40,700		TPI-Triunfo Participacoes e Investimentos S.A.	240
72,039	f	TransContainer OAO (GDR) (purchased 03/30/11, cost $780)	860
126,056	e	TransForce, Inc	1,961
1,103,071	e	Transurban Group	6,195
582,139	*	Turk Hava Yollari	1,524
1,909,286	*,e	UAL Corp	43,207
95,532	*,e	Ultrapetrol Bahamas Ltd	472
565,300		U-Ming Marine Transport Corp	1,213
2,388,602		Union Pacific Corp	249,370
4,928,158	e	United Parcel Service, Inc (Class B)	359,411
38,671	*,e	Universal Truckload Services, Inc	662
841,541	*,e	US Airways Group, Inc	7,498
922,583	e	UTI Worldwide, Inc	18,166
67,336	*	Virgin Blue Holdings Ltd	20
23,971		VTG AG.	630
21,222	*	Vueling Airlines S.A.	277
1,058,150	*	Wan Hai Lines Ltd	804
255,225	e	Werner Enterprises, Inc	6,393
538,300		West Japan Railway Co	21,015
168,472	e	Wincanton plc	318
271,000		Wisdom Marine Lines Co Ltd	417
6,366,000		Xiamen International Port Co Ltd	1,140
421,896	e	Yamato Transport Co Ltd	6,637
1,784,014	*	Yang Ming Marine Transport	1,358
121	*,e	YRC Worldwide, Inc	0	^
23,200		Yusen Air & Sea Service Co Ltd	386
5,256,000	e	Zhejiang Expressway Co Ltd	3,968
44,179	*,e	Zipcar, Inc	902

		TOTAL TRANSPORTATION	2,262,754

UTILITIES - 3.3%
10,106,088	e	A2A S.p.A.	15,741
5,858,031		Aboitiz Power Corp	4,243
231,369	e	Acciona S.A.	24,565
1,703,447	e	ACEA S.p.A.	17,471
2,975,766	*	AES Corp	37,911
3,764,491		AES Gener S.A.	2,319
159,844		AES Tiete S.A.	2,589
824,669	e	AGL Energy Ltd	12,981
272,998		AGL Resources, Inc	11,114
42,810	*	Akenerji Elektrik Uretim AS	99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

82,886		Alerion Industries S.p.A.	$600
205,525	e	Algonquin Power & Utilities Corp	1,217
139,659		Allete, Inc	5,732
625,014		Alliant Energy Corp	25,413
701,634		Ameren Corp	20,235
1,955,748		American Electric Power Co, Inc	73,693
80,075		American States Water Co	2,775
996,943		American Water Works Co, Inc	29,361
909,997	e	APA Group	3,976
274,729		Aqua America, Inc	6,039
30,623		Artesian Resources Corp	552
164,245		Ascopiave S.p.A.	369
84,723		Atco Ltd	5,488
42,859		Athens Water Supply & Sewage Co S.A.	286
333,934	e	Atlantic Power Corp	5,082
85,734	e	Atlantic Power Corp	1,299
265,920		Atmos Energy Corp	8,842
5,330,000	*	AVIC International Holding HK Ltd	223
294,603	e	Avista Corp	7,568
3,619,120	e	Babcock & Brown Wind Partners	1,360
5,004,000	*,e	Beijing Enterprises Water Group Ltd	1,380
53,703	*	BF Utilities Ltd	846
1,900,000	*	Binhai Investment Co Ltd	122
17,711		Bkw Fmb Energie AG.	1,091
190,712		Black Hills Corp	5,739
30,295	*	Boralex, Inc	249
63,816	*,e	Cadiz, Inc	693
168,435		California Water Service Group	3,151
2,007,233	*,e	Calpine Corp	32,377
156,777		Canadian Utilities Ltd	9,106
104,100	e	Capital Power Corp	2,698
6,948,821		Centerpoint Energy, Inc	134,460
561,410		Centrais Eletricas Brasileiras S.A.	7,515
504,324		Centrais Eletricas Brasileiras S.A. (Preference)	8,525
8,700		Centrais Eletricas de Santa Catarina S.A.	228
78,308		Central Vermont Public Service Corp	2,831
7,132,133		Centrica plc	37,033
6,060		CESC Ltd	41
297,401		CEZ AS	15,311
66,579	e	CH Energy Group, Inc	3,546
244,853	e	Challenger Infrastructure Fund	267
63,199	e	Chesapeake Utilities Corp	2,530
379,459	e	Cheung Kong Infrastructure Holdings Ltd	1,974
4,950,000	e	China Gas Holdings Ltd	1,991
2,890,000	e	China Longyuan Power Group Corp	2,804
4,560,000	*	China Oil and Gas Group Ltd	447
4,647,000	e	China Power International Development Ltd	1,179
7,140,000	*	China Power New Energy Development Co Ltd	479
150,000	e	China Resources Gas Group Ltd	210
2,376,599		China Resources Power Holdings Co	4,647
2,743,848	e	China Water Affairs Group Ltd	989
4,540,000	*	China WindPower Group Ltd	397

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,046,221		Chubu Electric Power Co, Inc	$20,431
208,581	e	Chugoku Electric Power Co, Inc	3,612
202,773		Cia de Saneamento Basico do Estado de Sao Paulo	6,039
107,000		Cia de Saneamento de Minas Gerais-COPASA	2,146
53,545		Cia de Transmissao de Energia Electrica Paulista	1,722
653,637		Cia Energetica de Minas Gerais	13,264
258,271		Cia Energetica de Sao Paulo (Class B)	5,072
51,500		Cia Energetica do Ceara	1,063
279,319		Cia Paranaense de Energia	7,428
316,575		Cleco Corp	11,033
2,591,732		CLP Holdings Ltd	22,991
1,209,110	e	CMS Energy Corp	23,807
9,856,635		Colbun S.A.	2,803
21,760	*,e	Conergy AG.	35
36,643	e	Connecticut Water Service, Inc	937
535,505	e	Consolidated Edison, Inc	28,510
71,724	e	Consolidated Water Co, Inc	666
2,209,399	e	Constellation Energy Group, Inc	83,870
1,125,870	*,e	Contact Energy Ltd	5,003
283,146		CPFL Energia S.A.	4,046
10,030,000	e	Datang International Power Generation Co Ltd	3,414
1,694,521		Dominion Resources, Inc	81,795
224,090		DPL, Inc	6,759
800,423		Drax Group plc	6,466
793,466		DTE Energy Co	39,689
1,651,261	e	DUET Group	3,016
2,914,963		Duke Energy Corp	54,889
543,679	*,e	Dynegy, Inc (Class A)	3,365
1,771,944		E.ON AG.	50,366
4,981		E1 Corp	246
26,843	e	EDF Energies Nouvelles S.A.	1,534
612,938	e	Edison International	23,751
9,246,262	e	Edison S.p.A.	11,690
99,467		EDP - Energias do Brasil S.A.	2,396
1,676	*	EDP Renovaveis S.A.	11
219,131		El Paso Electric Co	7,078
132,837	e	Electric Power Development Co	3,591
208,939	e	Electricite de France	8,191
240,000		Electricity Generating PCL	726
153,852		Eletropaulo Metropolitana de Sao Paulo S.A.	3,338
72,761		Elia System Operator S.A.	3,107
170,338	e	Empire District Electric Co	3,281
51,785		Empresa Electrica del Norte Grande S.A.	146
4,936,239		Empresa Nacional de Electricidad S.A.	9,369
1,375	e	Enagas	33
207,686		Enea S.A.	1,363
4,735,403		Enel Green Power S.p.A	13,060
19,052,144	e	Enel S.p.A.	124,490
1,318,286		Energias de Portugal S.A.	4,678
1,024,060	*,e	Energy World Corp Ltd	552
19,892,873		Enersis S.A.	9,190
373,387	e	Entergy Corp	25,495

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

1,105,059		Envestra Ltd	$819
79,902	*	EOS Russia AB	439
732,000	e	Epure International Ltd	401
135,000		Equatorial Energia S.A.	1,029
48,270	e	EVN AG.	837
2,710,908		Exelon Corp	116,135
11,298,200	*	First Gen Corp	3,707
411,910		First Philippine Holdings Corp	564
2,726,329		FirstEnergy Corp	120,367
197,196	e	Fortis, Inc	6,614
2,350,236		Fortum Oyj	68,146
775,422		GAIL India Ltd	7,669
3,031,355	e	Gas Natural SDG S.A.	63,492
1,733,651		Gaz de France	63,361
613,100		Glow Energy PCL	1,000
1,294,985	*	GMR Infrastructure Ltd	950
71,029		Great Lakes Hydro Income Fund	1,695
259,960	e	Great Plains Energy, Inc	5,389
121,000		Great Taipei Gas Co Ltd	78
63,156	*	Greentech Energy Systems	225
4,134,000	e	Guangdong Investments Ltd	2,213
158,643		Gujarat State Petronet Ltd	316
2,453,976	*	GVK Power & Infrastructure Ltd	1,063
633,668		Hastings Diversified Utilities Fund	1,077
177,981		Hawaiian Electric Industries, Inc	4,282
523,626		Hera S.p.A.	1,109
127,006		Hokkaido Electric Power Co, Inc	2,113
122,747	e	Hokuriku Electric Power Co	2,342
3,795,118		Hong Kong & China Gas Ltd	8,634
1,572,587		Hong Kong Electric Holdings Ltd	11,903
943,830	*	Huadian Energy Co Ltd	326
9,842,000	e	Huaneng Power International, Inc	5,209
723,000	e	Hyflux Ltd	1,171
37,253		Iberdrola Renovables	165
615,591		Iberdrola S.A.	5,477
215,031		Idacorp, Inc	8,494
24,102		Indraprastha Gas Ltd	206
1,094,284		Infratil Ltd	1,642
71,823	e	Innergex Renewable Energy, Inc	743
147,122		Integrys Energy Group, Inc	7,627
627,753		Interconexion Electrica S.A.	4,564
542,204		International Power plc	2,800
515,982		Inversiones Aguas Metropolitanas S.A.	789
554,950		Iride S.p.A.	998
444,213		ITC Holdings Corp	31,881
153	e	Japan Wind Development Co Ltd	190
183,825	e	Just Energy Income Fund	2,708
1,429,913		Kansai Electric Power Co, Inc	28,475
7,112		Korea District Heating Corp	477
353,300	*	Korea Electric Power Corp	9,385
34,709		Korea Gas Corp	1,205
26,537	*	KSK Energy Ventures Ltd	65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

295,998		Kyushu Electric Power Co, Inc	$5,330
137,089	e	Laclede Group, Inc	5,186
34,000		Macquarie Power & Infrastructure Income Fund	276
260,400	*	Magma Energy Corp	192
399,677		Manila Electric Co	2,533
1,159,900		Manila Water Co, Inc	499
668,684		MDU Resources Group, Inc	15,045
109,273		MGE Energy, Inc	4,429
64,754	e	Middlesex Water Co	1,203
205,601		National Fuel Gas Co	14,968
2,520,505		National Grid plc	24,812
214,389	e	New Jersey Resources Corp	9,564
1,709,738		NextEra Energy, Inc	98,242
238,457	e	Nicor, Inc	13,053
1,974,896		NiSource, Inc	39,992
1,011,357	e	Northeast Utilities	35,569
93,859	e	Northland Power Income Fund	1,564
785,965		Northumbrian Water Group plc	5,243
125,236	e	Northwest Natural Gas Co	5,652
163,208		NorthWestern Corp	5,404
1,559,644	*	NRG Energy, Inc	38,336
280,874		NSTAR	12,915
1,367,232		NTPC Ltd	5,726
4,792,424		NV Energy, Inc	73,564
3,557	e	Oest Elektrizitatswirts AG. (Class A)	155
424,856		OGE Energy Corp	21,379
95,200		Okinawa Electric Power Co, Inc	4,319
360,973	e	Oneok, Inc	26,716
74,788	e	Ormat Technologies, Inc	1,646
3,763,963	e	Osaka Gas Co Ltd	14,277
155,035		Otter Tail Corp	3,271
48,400	e	Pampa Energia S.A. (ADR)	742
21,339	e	Pennichuck Corp	613
544,322		Pennon Group plc	6,096
1,007,481		Pepco Holdings, Inc	19,777
1,265,000		Petronas Gas BHD	5,543
1,573,409		PG&E Corp	66,130
388,560		Piedmont Natural Gas Co, Inc	11,758
608,199		Pinnacle West Capital Corp	27,114
373,365	e	PNM Resources, Inc	6,250
11,173,450		PNOC Energy Development Corp	1,704
1,337,617		Polska Grupa Energetyczna S.A.	11,699
355,523		Portland General Electric Co	8,988
1,665,854		Power Grid Corp of India Ltd	4,089
3,813,956		PPL Corp	106,142
1,244,531	e	Progress Energy, Inc	59,750
17,274,500		PT Perusahaan Gas Negara	8,125
143,525		PTC India Ltd	256
30,773		Public Power Corp	441
4,197,715		Public Service Enterprise Group, Inc	137,014
222,700		Puncak Niaga Holding BHD	147
3,120		Pusan City Gas Co Ltd	56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

474,195		Questar Corp	$8,398
1,049,100		Ratchaburi Electricity Generating Holding PCL	1,427
830	e	Red Electrica de Espana	50
64,800		Redentor Energia S.A.	289
321,168	e	Redes Energeticas Nacionais S.A.	1,154
298,971		Reliance Energy Ltd	3,588
848,611	*	Reliance Power Ltd	2,205
397,200		Rojana Industrial Park PCL	127
11,166,471	*	RRI Energy, Inc	43,103
18,514		Rubis	2,344
1,696,410	e	RusHydro (ADR)	8,161
105,663		RWE AG.	5,870
299		RWE AG. (Preference)	15
5,486		Samchully Co Ltd	532
213,455	e	SCANA Corp	8,404
1,012,036		Scottish & Southern Energy plc	22,635
23,693		Sechilienne-Sidec	588
1,605,276		Sempra Energy	84,887
167,322		Severn Trent plc	3,953
209,733	e	Shikoku Electric Power Co, Inc	4,763
75,000		Shizuoka Gas Co Ltd	425
61,210	e	SJW Corp	1,484
1,449,606		Snam Rete Gas S.p.A.	8,580
127,578		South Jersey Industries, Inc	6,929
3,888,609		Southern Co	157,021
252,249		Southwest Gas Corp	9,739
940,995		SP AusNet	954
1,744,706	f,g	Spark Infrastructure Group (purchased 05/29/09, cost $1,669)	2,424
188,596		Suez Environnement S.A.	3,758
935,000		Taiwan Cogeneration Corp	642
141,918		Tata Power Co Ltd	4,159
2,385,546		Tauron Polska Energia S.A.	5,728
408,833	e	TECO Energy, Inc	7,723
3,727,593		Tenaga Nasional BHD	8,367
47,811		Terna Energy S.A.	181
557,201	e	Terna Rete Elettrica Nazionale S.p.A.	2,591
2,361,200		Thai Tap Water Supply PCL	423
134,875	*,e	Theolia S.A.	254
24,395		Thessaloniki Water Supply & Sewage Co S.A.	163
428,194	e	Toho Gas Co Ltd	2,317
580,877	e	Tohoku Electric Power Co, Inc	8,382
1,273,320	*	Tokyo Electric Power Co, Inc	5,155
5,129,064		Tokyo Gas Co Ltd	23,149
993,000		Towngas China Co Ltd	531
199,732		Tractebel Energia S.A.	3,519
286,632	e	TransAlta Corp	6,119
466,483	e	UGI Corp	14,876
256,724	e	UIL Holdings Corp	8,305
201,403	e	Unisource Energy Corp	7,518
476,690		United Utilities Group plc	4,585
48,736	e	Unitil Corp	1,282
218,975		Utilities Select Sector SPDR F	7,331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

631,634		Vector Ltd	$1,331
151,460		Vectren Corp	4,220
489,434		Veolia Environnement	13,789
501,557	e	Westar Energy, Inc	13,497
274,730		WGL Holdings, Inc	10,574
981,836		Wisconsin Energy Corp	30,781
4,000,171	e	Xcel Energy, Inc	97,204
1,192,000		Xinao Gas Holdings Ltd	4,057
1,090		YESCO Co Ltd	25
58,996	e	York Water Co	976
8,063,425		YTL Corp BHD	4,144
2,798,890		YTL Power International BHD	2,040
1,233,000		Zhejiang Southeast Electric Power Co (Class B)	641
52,000		Zhengzhou Gas Co Ltd	86
247,395	*	Zorlu Enerji Elektrik Uretim AS.	352

		TOTAL UTILITIES	3,652,436

		TOTAL COMMON STOCKS	110,904,375

		(Cost $95,461,851)

PREFERRED STOCKS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
316,040		Daishin Securities Co Ltd Pref 2	2,309

		TOTAL DIVERSIFIED FINANCIALS	2,309

FOOD BEVERAGE & TOBACCO - 0.0%
1,212,875	*	Ambev Cia De Bebidas Das	39,892

		TOTAL FOOD BEVERAGE & TOBACCO	39,892

		TOTAL PREFERRED STOCKS	42,201

		(Cost $23,664)

RIGHTS / WARRANTS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
940,194		General Motors Co	20,120
940,194	e	General Motors Co	14,977

		TOTAL AUTOMOBILES & COMPONENTS	35,097

BANKS - 0.0%
104,181	e	Banco Popular Espanol S.A.	8
2,380,371	m	China Citic Bank Corp Ltd	264
3,875,195		Criteria Caixacorp S.A.	292

		TOTAL BANKS	564

CAPITAL GOODS - 0.0%
245,087		Gamuda Berhad	115
6	m	GreenHunter Energy, Inc	0	^
14,548		IJM Corp BHD - Warrants	12
14,170	e,m	Zardoya Otis S.A.	11

		TOTAL CAPITAL GOODS	138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
20,240		WCT Berhad	$5

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5

CONSUMER DURABLES & APPAREL - 0.0%
612,200	m	Delta Dunia Petroindo Tbk PT	8

		TOTAL CONSUMER DURABLES & APPAREL	8

DIVERSIFIED FINANCIALS - 0.0%
110,672		Bure Equity AB	4
2,244	m	CETIP S.A.-Balcao Organizado de Ativos e Derivativos	34

		TOTAL DIVERSIFIED FINANCIALS	38

ENERGY - 0.0%
123,722	e	Etablissements Maurel et Prom CW14	81

		TOTAL ENERGY	81

FOOD & STAPLES RETAILING - 0.0%
141,299	m	JBS S.A.	1

		TOTAL FOOD & STAPLES RETAILING	1

FOOD, BEVERAGE & TOBACCO - 0.0%
9,850		Kulim Malaysia BHD	3
3,040		QL Resources BHD	1
8,333		Xiwang Sugar Holdings Co Ltd	0	^

		TOTAL FOOD BEVERAGE & TOBACCO	4

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,300,000	m	EnteroMedics, Inc	13

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	13

INSURANCE - 0.0%
146,464	e	Fondiaria-Sai S.p.A	367
152,837	e	Fondiaria-Sai S.p.A	135
953,581	e	Milano Assicurazioni SPA	277

		TOTAL INSURANCE	779

MATERIALS - 0.0%
353,408	m	Indophil Resources NL	10
2,339		Kinross Gold Corp	6
267,285		Madeco S.A.	0	^

		TOTAL MATERIALS	16

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
270,021		FAES FARMA S.A.	39
78,480		Sanofi-Aventis S.A.	189

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	228

REAL ESTATE - 0.0%
4,761,352	m	GPT Group	0	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

66,140		IJM Land BHD - CW13			$32
571	m	LPS Brasil Consultoria de Imoveis S.A.			0	^
122,437		SP Setia BHD			46

		TOTAL REAL ESTATE			78

RETAILING - 0.0%
5,679	e	Axway Software S.A.			13
3,073		BlueLinx Holdings, Inc			1

		TOTAL RETAILING			14

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
174,087	m	Conergy AG.			118

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			118

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
104,597		Kingboard Chemical Holdings Ltd (CW)			54

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			54

UTILITIES - 0.0%
117,066	m	Rojana Industrial Park PCL			22

		TOTAL UTILITIES			22

		TOTAL RIGHTS / WARRANTS			37,258

		(Cost $51,216)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 5.6%
TREASURY DEBT - 0.0%
$55,200,000	d	United States Treasury Bill	0.050%	10/20/11	55,194
7,000,000		United States Treasury Bill	0.065	12/22/11	6,997

		TOTAL TREASURY DEBT			62,191

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%
REPURCHASE AGREEMENTS - 4.9%
546,521,000	n	Barclay Capital	0.010	07/01/11	546,521
950,000,000	o	BNP	0.010	07/01/11	950,000
725,000,000	p	Calyon	0.010	07/01/11	725,000
100,000,000	q	Citigroup	0.010	07/01/11	100,000
975,000,000	r	CSFB	0.010	07/01/11	975,000
220,000,000	s	MF Global, Inc	0.010	07/01/11	220,000
200,000,000	t	Morgan Stanley	0.001	07/01/11	200,000
480,000,000	u	Nomura Securities	0.010	07/01/11	480,000
405,000,000	v	RBC Capital Markets	0.005	07/01/11	405,000
475,000,000	w	Royal Bank of Scotland	0.010	07/01/11	475,000
110,000,000	x	Societe Generale	0.010	07/01/11	110,000
230,000,000	y	UBS Warburg	0.010	07/01/11	230,000

		TOTAL REPURCHASE AGREEMENTS			5,416,521

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

VARIABLE RATE SECURITY - 0.7% i
$58,000,000	American Express Credit Account Master	0.490%	10/15/12	$58,167
25,000,000	Bank One Issuance Trust	0.520	07/15/11	25,000
43,525,000	Capital One Multi-Asset Execution Trust	0.580	08/15/11	43,528
51,000,000	Chase Issuance Trust 2007	0.550	06/15/12	50,968
13,869,263	GE Equipment Midticket LLC	0.490	11/14/11	13,866
110,000,000	General Electric Cap Corp	0.600	09/28/11	110,110
17,000,000	General Electric Cap Corp	0.720	11/21/11	17,012
21,087,892	Granite Master Issuer plc 2006	0.530	12/20/50	19,970
16,674,135	Granite Master Issuer plc 2007	0.460	12/20/50	15,790
8,514,916	Medallion Trust Series 2005	0.430	08/22/36	8,235
41,462,284	Nelnet Student Loan Trust 2006	0.420	11/23/18	41,392
26,224,242	Nelnet Student Loan Trust 2007	0.500	09/25/18	26,136
135,000,000	Permanent Master Issuer plc	0.750	10/15/33	134,357
19,738,550	Puma Global Mortgage Backed Trust	0.460	02/21/38	18,426
9,872,757	SLM Student Loan Trust 2006	0.450	01/25/19	9,871
170,000,000	SLM Student Loan Trust 2007	0.470	01/25/19	164,440
42,994,124	SLM Student Loan Trust 2008	0.620	10/25/16	43,097
7,852,282	Wachovia Student Loan Trust 2005	0.460	04/25/17	7,852

	TOTAL VARIABLE RATE SECURITY			808,217

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			6,224,738

	TOTAL SHORT-TERM INVESTMENTS			6,286,929

	(Cost $6,294,448)
	TOTAL INVESTMENTS - 105.3%			117,270,841
	(Cost $101,831,249)
	OTHER ASSETS & LIABILITIES, NET - (5.3)%			(5,867,740)

	NET ASSETS - 100.0%			$111,403,101

	Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
^	Amount represents less than $1,000.
a	Affiliated holding.
b	In bankruptcy
d	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.
e	All or a portion of these securities are out on loan.
f	Restricted security. At 6/30/2011, the value of these securities amounted to $203,466,000 or 0.2% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $11,394,280 or 0.0% of net assets.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclay’s Capital, 0.01% dated 06/30/11 to be repurchased at $546,521,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $557,451,000.
o	Agreement with BNP, 0.01% dated 06/30/11 to be repurchased at $950,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $969,000,000.
p	Agreement with Calyon, 0.01% dated 06/30/11 to be repurchased at $725,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $739,500,000.
q	Agreement with Citigroup, 0.01% dated 06/30/11 to be repurchased at $100,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $102,000,000.
r	Agreement with CSFB, 0.01% dated 06/30/11 to be repurchased at $975,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $994,502,000.
s	Agreement with MF Global, 0.01% dated 06/30/11 to be repurchased at $220,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $224,400,000.
t	Agreement with Morgan Stanley, 0.00% dated 06/30/11 to be repurchased at $200,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $204,000,000.
u	Agreement with Nomura Securities, 0.01% dated 06/30/11 to be repurchased at $480,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $484,011,000.
v	Agreement with RBC Capital Markets, 0.01% dated 06/30/11 to be repurchased at $405,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $413,100,000.
w	Agreement with Royal Bank of Scotland, 0.10% dated 06/30/11 to be repurchased at $475,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $484,502,000.
x	Agreement with Societe Generale, 0.01% dated 06/30/11 to be repurchased at $110,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $112,200,000.
y	Agreement with UBS Warburg, 0.01% dated 06/30/11 to be repurchased at $230,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $234,600,000.

Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$81,649,607	69.6%

TOTAL DOMESTIC	81,649,607	69.6

FOREIGN

ARGENTINA	6,854	0.0
AUSTRALIA	1,746,059	1.5
AUSTRIA	163,908	0.1
BAHAMAS	390	0.0
BELGIUM	318,944	0.3
BERMUDA	70,267	0.1
BRAZIL	1,260,271	1.1
CAMBODIA	177	0.0
CANADA	3,223,455	2.8
CAYMAN ISLANDS	2,000	0.0
CHILE	117,525	0.1
CHINA	1,339,527	1.1
COLOMBIA	65,775	0.1
CYPRUS	3,335	0.0
CZECH REPUBLIC	35,573	0.0
DENMARK	216,420	0.2
EGYPT	24,144	0.0
FINLAND	239,757	0.2
FRANCE	2,394,203	2.1
GERMANY	2,185,240	1.9
GIBRALTAR	12,107	0.0
GREECE	45,189	0.0
GUERNSEY, C.I.	53,106	0.0
HONG KONG	657,487	0.6
HUNGARY	25,260	0.0
INDIA	696,477	0.6
INDONESIA	203,079	0.2
IRELAND	342,870	0.3
ISRAEL	114,179	0.1
ITALY	731,712	0.6
JAPAN	4,603,116	3.9
JERSEY, C.I.	1,208	0.0
KAZAKHSTAN	7,282	0.0
KOREA, REPUBLIC OF	1,255,009	1.1
LIECHTENSTEIN	2,192	0.0
LUXEMBOURG	25,258	0.0
MACAU	85,233	0.1
MALAYSIA	265,943	0.2
MEXICO	340,896	0.3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

MONACO	$905	0.0%
MOROCCO	10,403	0.0
NETHERLANDS	1,055,349	0.9
NEW ZEALAND	36,611	0.0
NORWAY	188,537	0.2
PANAMA	20,080	0.0
PERU	27,611	0.0
PHILIPPINES	56,479	0.0
POLAND	136,111	0.1
PORTUGAL	57,977	0.1
PUERTO RICO	8,676	0.0
RUSSIA	468,766	0.4
SINGAPORE	367,390	0.3
SOUTH AFRICA	576,693	0.5
SPAIN	550,427	0.5
SWEDEN	750,075	0.6
SWITZERLAND	2,470,842	2.1
TAIWAN	965,032	0.8
THAILAND	140,316	0.2
TURKEY	116,608	0.1
UKRAINE	4,049	0.0
UNITED ARAB EMIRATES	15,512	0.0
UNITED KINGDOM	4,714,885	4.0
VIRGIN ISLANDS, BRITISH	473	0.0

TOTAL FOREIGN	35,621,234	30.4

TOTAL PORTFOLIO	$117,270,841	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 98.2%

ARGENTINA - 0.0%
51,956	e	Tenaris S.A.	$1,188

		TOTAL ARGENTINA	1,188

AUSTRALIA - 2.7%
130,461		AGL Energy Ltd	2,054
695,249		Alumina Ltd	1,592
315,289		Amcor Ltd	2,443
937,689		AMP Ltd	4,931
18,259	e	Aristocrat Leisure Ltd	48
527,819		Asciano Group	933
664,722	*	Australia & New Zealand Banking Group Ltd	15,757
51,878		Australian Stock Exchange Ltd	1,700
42,002	e	Bendigo Bank Ltd	401
1,289,050		BHP Billiton Ltd	60,922
512,465		BlueScope Steel Ltd	667
84,750	e	Boral Ltd	402
399,826		Brambles Ltd	3,109
15,927		Caltex Australia Ltd	202
246,846	e	CFS Gandel Retail Trust	481
1,224,031		Challenger Financial Services Group Ltd	6,448
160,612		Coca-Cola Amatil Ltd	1,971
33,075	e	Cochlear Ltd	2,560
487,622		Commonwealth Bank of Australia	27,463
137,920		Computershare Ltd	1,317
55,014	e	Crown Ltd	529
156,892	e	CSL Ltd	5,577
24,322	e	CSR Ltd	76
13,627	*,e	Dart Energy Ltd	9
661,929	e	DB RREEF Trust	627
80,605	e	DuluxGroup Ltd	244
84,553	*	ECHO ENTERTAINMENT GROUP Ltd	373
29,460		First Quantum Minerals Ltd	4,295
291,508		Fortescue Metals Group Ltd	2,000
136,837		Foster’s Group Ltd	756
60,591	e	Goodman Fielder Ltd	69
240,870		GPT Group (ASE)	819
59,527	e	Harvey Norman Holdings Ltd	159
29,597		Iluka Resources Ltd	535
279,524		Incitec Pivot Ltd	1,164
560,247		Insurance Australia Group Ltd	2,048
51,240	*,e	James Hardie Industries NV	325
263,997	e	John Fairfax Holdings Ltd	279
40,761	e	Leighton Holdings Ltd	919
180,989		Lend Lease Corp Ltd	1,748

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

119,298	*,e	Lynas Corp Ltd	$253
1,681,632	e	MacArthur Coal Ltd	19,838
65,599		Macquarie Airports	236
21,288	*,e	Macquarie Atlas Roads Group	40
772,843	e	Macquarie Goodman Group	586
111,210	*	Macquarie Group Ltd	3,752
105,111		Metcash Ltd	469
1,025,407	e	Mirvac Group	1,379
207,946		Monadelphous Group Ltd	4,117
1,294,894		National Australia Bank Ltd	35,799
215,707		Newcrest Mining Ltd	8,740
7,574	*,e	Nufarm Ltd	37
385,880		OneSteel Ltd	771
169,884		Orica Ltd	4,925
320,477	e	Origin Energy Ltd	5,449
104,721		Oxiana Ltd	1,490
77,375	*,e	Paladin Resources Ltd	211
1,952	e	Perpetual Trustees Australia Ltd	52
130,164	*	Qantas Airways Ltd	258
412,676		QBE Insurance Group Ltd	7,659
119,381	*,e	QR National Ltd	434
209,065	e	Ramsay Health Care Ltd	4,084
422,147		Rio Tinto Ltd	37,786
249,000		Santos Ltd	3,631
18,905	e	Sims Group Ltd	359
33,334	e	Sonic Healthcare Ltd	461
175,802		SP AusNet	178
735,182	e	Stockland Trust Group	2,697
406,660		Suncorp-Metway Ltd	3,555
79,938		Tabcorp Holdings Ltd	283
151,840		Tattersall’s Ltd	392
1,417,026		Telstra Corp Ltd	4,403
225,033	e	Toll Holdings Ltd	1,174
324,843	e	Transurban Group	1,824
321,201		Wesfarmers Ltd	11,008
10,733		Wesfarmers Ltd PPS	372
3,897,604		Westfield Group	36,327
3,819,477		Westfield Retail Trust	11,134
847,917		Westpac Banking Corp	20,343
184,764		Woodside Petroleum Ltd	8,151
419,960		Woolworths Ltd	12,530
34,124		WorleyParsons Ltd	1,039

		TOTAL AUSTRALIA	416,178

AUSTRIA - 0.3%
40,000		Andritz AG.	4,124
108,024	e	Erste Bank der Oesterreichischen Sparkassen AG.	5,658
61,703	*,e	IMMOFINANZ Immobilien Anlagen AG	263
9,455	e	Oest Elektrizitatswirts AG. (Class A)	412
17,123		OMV AG.	748
5,650	e	Raiffeisen International Bank Holding AG.	291
35,813		Telekom Austria AG.	457

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

12,363	e	Voestalpine AG.	$682
5,293		Wiener Staedtische Allgemeine Versicherung AG.	291
1,526,069		Wienerberger AG.	28,112

		TOTAL AUSTRIA	41,038

BELGIUM - 0.6%
31,925	*	Anheuser-Busch InBev NV	0	^
85,573	e	Bekaert S.A.	6,516
44,879		Belgacom S.A.	1,599
45,941		Colruyt S.A.	2,298
11,117		Delhaize Group	834
77,687	*,e	Dexia	242
288,850		Fortis	782
8,893		Groupe Bruxelles Lambert S.A.	790
477	*	Groupe Bruxelles Lambert S.A. - STR VVPR	0	^
829,406		InBev NV	48,137
20,963		KBC Groep NV	823
3,694		Mobistar S.A.	280
2,350	e	Nationale A Portefeuille	167
78,820		Solvay S.A.	12,169
407,432	e	UCB S.A.	18,308
12,523		Umicore	683

		TOTAL BELGIUM	93,628

BERMUDA - 0.0%
22,380	e	Allied World Assurance Co Holdings Ltd	1,289
66,100		Validus Holdings Ltd	2,046

		TOTAL BERMUDA	3,335

BRAZIL - 0.7%
600,000		Banco do Estado do Rio Grande do Sul	6,882
844,420		BM&FBOVESPA S.A.	5,589
175,000	e	Braskem S.A. (ADR)	5,089
180,000		Cia de Saneamento Basico do Estado de Sao Paulo	5,361
217,229		Companhia Vale do Rio Doce (ADR)	6,940
175,000		Cosan SA Industria e Comercio	2,758
250,000		EDP - Energias do Brasil S.A.	6,023
400,000		Localiza Rent A Car	7,151
1,150,000		Marcopolo S.A.	5,158
2,016,240		PDG Realty S.A.	11,356
1,008,875		Petroleo Brasileiro S.A. (ADR)	34,161
360,000		Satipel Industrial S.A.	3,047
155,000		Telecomunicacoes de Sao Paulo S.A.	4,509
1,200,000		Tim Participacoes S.A.	5,805

		TOTAL BRAZIL	109,829

CANADA - 4.4%
54,882		Agnico-Eagle Mines Ltd	3,470
120,697		Agrium, Inc (Toronto)	10,599
41,433		Alimentation Couche Tard, Inc	1,208
85,824	e	ARC Energy Trust	2,226
83,887	*,e	Athabasca Oil Sands Corp	1,322

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

185,255	e	Bank of Montreal	$11,784
409,159	e	Bank of Nova Scotia	24,648
438,708		Barrick Gold Corp	19,869
825,481		Barrick Gold Corp (Canada)	37,480
31,794	e	Baytex Energy Trust	1,738
222,952	e	BCE, Inc	8,743
21,030		Bell Aliant Regional Communications Income Fund	626
94,954		Biovail Corp	4,937
504,173		Bombardier, Inc	3,633
37,802	e	Bonavista Energy Trust	1,120
189,382		Brookfield Asset Management, Inc	6,301
84,112	e	CAE, Inc	1,135
129,896	e	Cameco Corp	3,426
150,294	e	Canadian Imperial Bank of Commerce/Canada	11,867
356,164		Canadian National Railway Co	28,487
488,824	e	Canadian Natural Resources Ltd (Canada)	20,492
151,933	e	Canadian Oil Sands Trust	4,384
164,553		Canadian Pacific Railway Ltd	10,266
25,788		Canadian Tire Corp Ltd	1,687
29,818		Canadian Utilities Ltd	1,732
39,785	e	Canadian Western Bank	1,271
629,856		Cenovus Energy, Inc	23,772
266,944		Cenovus Energy, Inc	10,053
46,523		Centerra Gold, Inc	772
522,251	*	CGI Group, Inc	12,893
55,672	e	CI Financial Corp	1,322
489,990	e	Crescent Point Energy Corp	22,644
62,335	*,g,m	Crescent Point Energy Corp 144A	2,881
172,972		Eldorado Gold Corp	2,552
9,499		Empire Co Ltd	551
287,896	e	Enbridge, Inc	9,361
242,202	e	EnCana Corp	7,479
61,895	e	Enerplus Resources Fund	1,954
9,887	e	Ensign Energy Services, Inc	196
7,008		Fairfax Financial Holdings Ltd	2,805
59,497		Finning International, Inc	1,764
57,193	e	Fortis, Inc	1,918
40,995	e	Franco-Nevada Corp	1,530
17,035		George Weston Ltd	1,235
38,123		Gildan Activewear, Inc	1,344
258,667		Goldcorp, Inc	12,512
99,600	e	Great-West Lifeco, Inc	2,631
91,901	e	Husky Energy, Inc	2,506
120,869	e	IAMGOLD Corp	2,273
41,245	e	IGM Financial, Inc	2,162
103,265	e	Imperial Oil Ltd	4,810
27,497		Industrial Alliance Insurance and Financial Services, Inc	1,143
17,092		Inmet Mining Corp	1,230
73,847	*	Ivanhoe Mines Ltd	1,866
353,329		Kinross Gold Corp	5,580
36,836	e	Loblaw Cos Ltd	1,488
1,799	*,e	Lululemon Athletica, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

120,000		Magna International, Inc - Class A (NY)	$6,485
76,663	e	Magna International, Inc (Class A)	4,145
1,000	e	Manitoba Telecom Services, Inc	34
575,555	e	Manulife Financial Corp	10,193
34,787	*	MEG Energy Corp	1,815
36,429	e	Metro, Inc	1,813
56,861	e	National Bank of Canada	4,612
183,808		Nexen, Inc	4,143
15,998	e	Niko Resources Ltd	999
31,329		Onex Corp	1,214
20,124	*,e	Open Text Corp	1,290
96,229	*	Osisko Mining Corp	1,496
32,791		Pan American Silver Corp	1,016
92,021	e	Pengrowth Energy Trust	1,159
156,647	e	Penn West Energy Trust	3,617
26,700	e	PetroBakken Energy Ltd	367
5,000	*	Petrobank Energy & Resources Ltd	73
103,071	e	Petrominerales Ltd	3,025
282,276		Potash Corp of Saskatchewan Toronto	16,121
121,585	e	Power Corp Of Canada	3,390
86,578	e	Power Financial Corp	2,670
250,000	*	Precision Drilling Trust	3,590
59,023	e	ProEx Energy Ltd	840
12,257	e	Provident Energy Trust	110
157,463	*	Research In Motion Ltd (Canada)	4,552
39,915		RioCan Real Estate Investment Trust	1,074
34,449	e	Ritchie Bros Auctioneers, Inc	949
161,616	e	Rogers Communications, Inc (Class B)	6,400
564,987	e	Royal Bank of Canada (Toronto)	32,296
49,622	e	Saputo, Inc	2,393
127,246	*,e	Shaw Communications, Inc (B Shares)	2,901
13,800		Sherritt International Corp	88
75,313	e	Shoppers Drug Mart Corp	3,100
113,945		Silver Wheaton Corp	3,761
79,781	*,e	Sino-Forest Corp	265
52,887		SNC-Lavalin Group, Inc	3,229
188,343	e	Sun Life Financial, Inc	5,673
1,784,235		Suncor Energy, Inc	69,930
330,744		Suncor Energy, Inc (NY)	12,932
336,917		Talisman Energy, Inc	6,920
186,479		Teck Cominco Ltd	9,478
19,015		TELUS Corp	1,047
51,371	e	TELUS Corp, non-voting shares	2,707
149,525	*	Thompson Creek Metals Co, Inc	1,492
123,668	e	Thomson Corp (Toronto)	4,643
22,685		Tim Hortons, Inc	1,107
57,257		Tim Hortons, Inc (Toronto)	2,796
105,818	e	TMX Group, Inc	4,806
376,204	e	Toronto-Dominion Bank	31,900
31,042	*	Tourmaline Oil Corp	1,031
72,318	e	TransAlta Corp	1,544
228,481	e	TransCanada Corp	10,033

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

206,116	e	Trican Well Service Ltd	$4,843
25,189	e	Vermilion Energy Trust	1,332
120,175		Viterra, Inc	1,306
244,660		Yamana Gold, Inc	2,856
160,508	e	Yellow Pages Income Fund	399

		TOTAL CANADA	683,879

CHILE - 0.0%
300,000		Empresa Nacional de Telecomunicaciones S.A.	6,091

		TOTAL CHILE	6,091

CHINA - 0.6%
2,400,000	e	Agile Property Holdings Ltd	3,735
6,718,000	e	Agricultural Bank of China	3,547
5,510,000	e	Air China Ltd	5,737
18,230,600		Bank of China Ltd	8,923
2,227,000	e	Bank of Communications Co Ltd	2,140
334,448		BOC Hong Kong Holdings Ltd	974
1,500,000	*	Brilliance China Automotive Holdings Ltd	1,700
		Changsha Zoomlion Heavy Industry Science and Technology
14,760,200	e	Development Co Ltd	28,261
1,015,000		China Aoyuan Property Group Ltd	177
5,000,000	*,e	China Shipping Container Lines Co Ltd	1,699
2,910,000		CNOOC Ltd	6,854
189,000	e	Glorious Property Holdings Ltd	59
2,300,000		Great Wall Motor Co Ltd	3,808
10,221,000		Industrial & Commercial Bank of China	7,796
5,338,300	e	KWG Property Holding Ltd	3,570
17,536	*,e	RENREN,Inc (ADR)	155
11,112,000	e	Shandong Weigao Group Medical Polymer Co Ltd	16,047
7,411,365	e	Sino-Ocean Land Holdings Ltd	3,784

		TOTAL CHINA	98,966

COLOMBIA - 0.0%
81,891		Pacific Rubiales Energy Corp (Toronto)	2,195

		TOTAL COLOMBIA	2,195

CYPRUS - 0.0%
96,315		Bank of Cyprus Public Co Ltd	284

		TOTAL CYPRUS	284

DENMARK - 0.6%
72		AP Moller - Maersk AS (Class A)	596
135		AP Moller - Maersk AS (Class B)	1,165
11,703		Carlsberg AS (Class B)	1,274
763,542		Christian Hansen Holding	18,142
2,548		Coloplast AS (Class B)	387
151,155	*	Danske Bank AS	2,798
94,597		DSV AS	2,271
142,780		H Lundbeck AS	3,765
422,139		Novo Nordisk AS (Class B)	52,886

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

6,001		Novozymes AS (B Shares)	$978
158,228	e	Pandora AS	4,971
422,615	*	TDC A.S.	3,857
30,672	*,e	Topdanmark AS	5,727
2,869	e	TrygVesta AS	166
26,562	*,e	Vestas Wind Systems AS	617
2,564	*,e	William Demant Holding	232

		TOTAL DENMARK	99,832

FINLAND - 0.4%
98,112		Elisa Oyj (Series A)	2,112
719,736		Fortum Oyj	20,869
65,000		KCI Konecranes Oyj	2,642
7,143		Kesko Oyj (B Shares)	332
38,582		Kone Oyj (Class B)	2,424
86,564		Metso Oyj	4,921
13,972	e	Neste Oil Oyj	219
2,354,130		Nokia Oyj	15,186
11,871		Nokian Renkaat Oyj	596
215,074	e	OKO Bank (Class A)	2,782
215,758		Orion Oyj (Class B)	5,565
13,496	e	Outokumpu Oyj	179
25,865		Outotec Oyj	1,472
9,207	e	Rautaruukki Oyj	208
54,703		Sampo Oyj (A Shares)	1,766
8,802	e	Sanoma-WSOY Oyj	163
514,100		Stora Enso Oyj (R Shares)	5,400
57,068		UPM-Kymmene Oyj	1,044
33,425	e	Wartsila Oyj (B Shares)	1,130

		TOTAL FINLAND	69,010

FRANCE - 4.6%
148,969		Accor S.A.	6,665
3,522,569		Accor Services	107,477
4,246		Aeroports de Paris	399
14,665	*,e	Air France-KLM	225
27,156		Air Liquide	3,890
1,453,846	*	Alcatel S.A.	8,390
22,506	e	Alstom RGPT	1,386
341,763		Arkema	35,152
501,766		Atos Origin S.A.	28,343
182,962		AXA S.A.	4,153
650		BioMerieux	75
224,881		BNP Paribas	17,340
19,402		Bouygues S.A.	853
13,053		Bureau Veritas S.A.	1,102
19,059		Cap Gemini S.A.	1,116
66,360	e	Carrefour S.A.	2,728
6,078		Casino Guichard Perrachon S.A.	573
3,508		Christian Dior S.A.	551
19,124		CNP Assurances	416
450,624		Compagnie de Saint-Gobain	29,208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

15,762	*	Compagnie Generale de Geophysique S.A.	$578
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	0	^
26,099		Compagnie Generale d’Optique Essilor International S.A.	2,118
102,139		Credit Agricole S.A.	1,534
7,909	e	Dassault Systemes S.A.	673
4,427	e	Eiffage S.A.	293
32,512	e	Electricite de France	1,275
591		Eramet	196
3,322		Eurazeo	242
8,118		Eutelsat Communications	365
100,000		Faurecia	4,289
3,379		Fonciere Des Regions	358
133,731	e	France Telecom S.A.	2,844
144,843		Gaz de France	5,294
2,306		Gecina S.A.	322
647,257		Groupe Danone	48,320
32,764		Groupe Eurotunnel S.A.	367
2,373		ICADE	292
1,239	e	Iliad S.A.	166
3,917		Imerys S.A.	276
623,431	*	JC Decaux S.A.	20,005
12,633		Klepierre	522
21,990	e	Lafarge S.A.	1,401
7,465		Lagardere S.C.A.	316
16,815		Legrand S.A.	708
19,327		L’Oreal S.A.	2,508
125,354		LVMH Moet Hennessy Louis Vuitton S.A.	22,526
3,982		M6-Metropole Television	92
14,488		Michelin (C.G.D.E.) (Class B)	1,419
94,855		Natixis	476
4,021	e	Neopost S.A.	345
19,566	e	Pernod-Ricard S.A.	1,930
704,202	e	Peugeot S.A.	31,591
7,357		PPR	1,310
10,304	e	Publicis Groupe S.A.	575
452,900		Remy Cointreau S.A.	38,093
20,816		Renault S.A.	1,235
245,000	e	Rexel S.A.	6,069
22,862		Safran S.A.	976
929,245		Sanofi-Aventis	74,750
131,098		Schneider Electric S.A.	21,889
18,408		SCOR	522
3,944		Societe BIC S.A.	381
1,065		Societe Des Autoroutes Paris-Rhin-Rhone	73
66,594		Societe Generale	3,944
7,310		Societe Television Francaise 1	133
7,821		Sodexho Alliance S.A.	613
16,975		Suez Environnement S.A.	338
328,277		Technip S.A.	35,188
12,203		Thales S.A.	526
538,644		Total S.A.	31,141
11,337		Unibail	2,619

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

256,900	e	Valeo S.A.	$17,574
458,065		Vallourec	55,844
21,986		Veolia Environnement	619
47,724		Vinci S.A.	3,063
132,847		Vivendi Universal S.A.	3,703
2,059		Wendel	253

		TOTAL FRANCE	705,114

GERMANY - 3.2%
17,094		Adidas-Salomon AG.	1,355
449,210	e	Aixtron AG.	15,332
311,750		Allianz AG.	43,474
2,470		Axel Springer AG.	122
320,539		BASF AG.	31,420
930,304		Bayer AG.	74,720
107,694		Bayerische Motoren Werke AG.	10,754
448		Bayerische Motoren Werke AG. (Preference)	28
293,668		Beiersdorf AG.	19,080
65,917	e	Brenntag AG.	7,667
11,316		Celesio AG.	226
258,355	*	Commerzbank AG.	1,113
4,797	*	Continental AG.	505
616,807		DaimlerChrysler AG. (EUR)	46,514
71,169		Deutsche Bank AG.	4,200
25,338		Deutsche Boerse AG.	1,924
25,111		Deutsche Lufthansa AG.	547
93,287		Deutsche Post AG.	1,793
4,067	*	Deutsche Postbank AG.	134
1,033,233		Deutsche Telekom AG.	16,123
210,684		E.ON AG.	5,989
3,961	e	Fraport AG. Frankfurt Airport Services Worldwide	318
26,242		Fresenius Medical Care AG.	1,963
13,861		Fresenius SE	1,447
60,000		Fuchs Petrolub AG. (Preference)	3,339
10,940		GEA Group AG.	392
1,147	e	Hamburger Hafen und Logistik AG.	50
7,777		Hannover Rueckversicherung AG.	404
15,426		HeidelbergCement AG.	987
14,307		Henkel KGaA	820
119,577		Henkel KGaA (Preference)	8,315
2,666		Hochtief AG.	223
859,079		Infineon Technologies AG.	9,653
18,818		K+S AG.	1,445
156,772	*	Kabel Deutschland Holding AG.	9,657
330,600		Kloeckner & Co AG.	9,959
302,417		Lanxess AG.	24,807
10,632		Linde AG.	1,865
6,649	*	MAN SE	894
4,075		Merck KGaA	443
13,574		Metro AG.	822
53,000		MTU Aero Engines Holding AG.	4,233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

185,277		Muenchener Rueckver AG.	$28,283
14,811		Porsche AG.	1,175
4,610	e	ProSiebenSat.1 Media AG.	131
77,355		Rheinmetall AG.	6,843
39,166		RWE AG.	2,176
3,812		RWE AG. (Preference)	195
4,442		Salzgitter AG.	339
393,736		SAP AG.	23,872
292,286		Siemens AG.	40,166
851	e	Solarworld AG.	11
172,429	*	Stroer Out-of-Home Media AG.	4,791
7,268		Suedzucker AG.	259
36,763		ThyssenKrupp AG.	1,910
8,545	*	TUI AG.	93
7,494	e	United Internet AG.	158
2,515		Volkswagen AG.	463
41,804		Volkswagen AG. (Preference)	8,645
967		Wacker Chemie AG.	209

		TOTAL GERMANY	484,775

GIBRALTAR - 0.0%
1,700,000	*	PartyGaming plc	4,087

		TOTAL GIBRALTAR	4,087

GREECE - 0.0%
55,014	*	Alpha Bank S.A.	277
23,905		Coca Cola Hellenic Bottling Co S.A.	642
162,767		Costamare, Inc	2,758
35,128	*	EFG Eurobank Ergasias S.A.	165
4,318		Hellenic Petroleum S.A.	41
20,067		Hellenic Telecommunications Organization S.A.	187
36,466		Marfin Investment Group S.A	33
99,687	*	National Bank of Greece S.A.	717
52,125		OPAP S.A.	814
14,221	*	Piraeus Bank S.A.	22
10,736		Public Power Corp	154
2,719		Titan Cement Co S.A.	66

		TOTAL GREECE	5,876

HONG KONG - 0.8%
4,362,000	*	AIA Group Ltd	15,184
14,058	e	ASM Pacific Technology	193
138,005	e	Bank of East Asia Ltd	568
83,237	e	Cathay Pacific Airways Ltd	194
584,111		Cheung Kong Holdings Ltd	8,578
31,661	e	Cheung Kong Infrastructure Holdings Ltd	165
6,500,000	e	China Resources Cement Holdings Ltd	6,140
10,170	e	Chinese Estates Holdings Ltd	17
591,956		CLP Holdings Ltd	5,251
276,131		Esprit Holdings Ltd	863
2,209,200	*,e	Galaxy Entertainment Group Ltd	4,752
202,927		Hang Lung Group Ltd	1,289

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

546,337		Hang Lung Properties Ltd	$2,246
277,470	e	Hang Seng Bank Ltd	4,439
279,005	e	Henderson Land Development Co Ltd	1,804
1,414,690		Hong Kong & China Gas Ltd	3,218
372,779		Hong Kong Electric Holdings Ltd	2,822
278,685	e	Hong Kong Exchanges and Clearing Ltd	5,868
56,717		Hopewell Holdings	180
363,700	*	Hutchison Port Holdings Trust	307
303,416		Hutchison Whampoa Ltd	3,287
45,294		Hysan Development Co Ltd	225
64,927		Kerry Properties Ltd	314
1,640,638		Li & Fung Ltd	3,279
42,000	e	Lifestyle International Holdings Ltd	123
205,842		Link Real Estate Investment Trust	703
1,301,200	*	MGM China Holdings Ltd	2,394
405,415		MTR Corp	1,442
3,188,200		New World Development Ltd	4,840
724	*	Newton Resources Ltd	0	^
286,640	e	Noble Group Ltd	462
130,887		NWS Holdings Ltd	175
15,364		Orient Overseas International Ltd	99
279,749		PCCW Ltd	121
26,330,000		Rexcapital Financial Holdings Ltd	2,547
33,140,500	e	Ruinian International Ltd	21,860
2,192,000	e	Shanghai Real Estate Ltd	172
101,270		Shangri-La Asia Ltd	249
215,142		Sino Land Co	346
113,000		SJM Holdings Ltd	269
28,673,611		Solomon Systech International Ltd	1,402
344,222		Sun Hung Kai Properties Ltd	5,032
153,793		Swire Pacific Ltd (Class A)	2,264
378,793		Wharf Holdings Ltd	2,642
83,000		Wheelock & Co Ltd	334
18,372		Wing Hang Bank Ltd	202
5,000,000	e	Xinyi Glass Holdings Co Ltd	4,978
52,589	e	Yue Yuen Industrial Holdings	167

		TOTAL HONG KONG	124,006

INDIA - 0.5%
29,863		Bank of Baroda	585
484,179		Bank of India	4,492
35,020		Bharat Heavy Electricals	1,610
590,000		Crompton Greaves Ltd	3,427
675,371		Dabur India Ltd	1,725
1,587,287	*	DEN Networks Ltd	3,105
1,384,466		Dhanalakshmi Bank Ltd	3,639
2,557,076		DLF Ltd	12,083
199,312		Engineers India Ltd	1,225
1,574,832		Geodesic Information Systems Ltd	2,488
557,610	*	Hathway Cables and Datacom Pvt Ltd	1,539
12,886		HDFC Bank Ltd	728
3,822		ICICI Bank Ltd	94

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

89,112	e	Infosys Technologies Ltd (ADR)	$5,813
813,052		ITC Ltd	3,699
200,000		Pantaloon Retail India Ltd	1,377
760,625	f	Puravankara Projects Ltd (purchased 11/26/07, cost $2,194)	1,490
60,361		Sobha Developers Ltd	351
675,935		Sun Pharmaceuticals Industries Ltd	7,545
339,989		Sun TV Network Ltd	2,646
882,454		Sunteck Realty Ltd	5,914
87,014		Tata Consultancy Services Ltd	2,312
38,959		Tata Power Co Ltd	1,142
5,484,238		Unitech Ltd	3,933
7,590	e	Vedanta Resources plc	255

		TOTAL INDIA	73,217

INDONESIA - 0.3%
12,045,000		Bank Rakyat Indonesia	9,162
816,563		PT Astra International Tbk	6,070
12,000,000		PT Bank Negara Indonesia	5,441
5,001,000		PT Harum Energy Indonesia Tbk	5,583
9,500,000		PT Indofood Sukses Makmur Tbk	6,386
2,834,800		PT Tambang Batubara Bukit Asam Tbk	6,892

		TOTAL INDONESIA	39,534

IRELAND - 0.5%
102,374		Accenture plc	6,185
147,992	*,m	Anglo Irish Bank Corp plc	0	^
70,980		CRH plc	1,573
6,125		CRH plc (IRELAND)	137
52,053	*	Elan Corp plc	597
800	*	Elan Corp plc (ADR)	9
18,102		Kerry Group plc (Class A)	746
30,905		Ryanair Holdings plc	158
1,500		Ryanair Holdings plc (ADR)	44
1,304,880		Shire Ltd	40,799
96,849		Shire plc (ADR)	9,124
1,103,671	*	Smurfit Kappa Group plc	13,156

		TOTAL IRELAND	72,528

ISRAEL - 0.1%
67,188	*	Bank Hapoalim Ltd	336
75,280		Bank Leumi Le-Israel	356
111,157		Bezeq Israeli Telecommunication Corp Ltd	281
3,056		Cellcom Israel Ltd	85
70,000	*	Check Point Software Technologies	3,980
246		Delek Group Ltd	55
1,455		Elbit Systems Ltd	69
28,201		Israel Chemicals Ltd	450
142		Israel Corp Ltd	155
48,116	*	Israel Discount Bank Ltd	95
14,241		Makhteshim-Agan Industries Ltd	80
7,799		Mizrahi Tefahot Bank Ltd	83
3,926	*	Nice Systems Ltd	142

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,259		Partner Communications	$79
59,095		Teva Pharmaceutical Industries Ltd	2,850

		TOTAL ISRAEL	9,096

ITALY - 1.2%
3,300,601	e	A2A S.p.A.	5,141
228,506		ACEA S.p.A.	2,344
128,803		Assicurazioni Generali S.p.A.	2,715
11,875	e	Autogrill S.p.A.	156
32,897		Autostrade S.p.A.	701
66,957	e	Banca Carige S.p.A.	152
9,756,975		Banca Intesa S.p.A.	25,981
102,146		Banca Intesa S.p.A. RSP	220
263,798	e	Banca Monte dei Paschi di Siena S.p.A.	200
18,602	e	Banca Popolare di Milano	44
64,696	e	Banche Popolari Unite Scpa	364
144,638		Banco Popolare Scarl	333
7,368		Beni Stabili S.p.A. (Paris)	7
332,000		De’Longhi S.p.A.	3,877
1,180,100		Enel Green Power S.p.A	3,255
1,837,542	e	Enel S.p.A.	12,007
425,178		ENI S.p.A.	10,076
7,370		Exor S.p.A.	231
1,134,192	*	FIAT Industrial S.p.A.	14,649
784,030	e	Fiat S.p.A.	8,615
53,087		Finmeccanica S.p.A.	642
2,895	e	Fondiaria-Sai S.p.A.	11
3,331	e	Italcementi S.p.A.	31
337,741		Lottomatica S.p.A.	6,551
12,581		Luxottica Group S.p.A.	404
77,290	e	Mediaset S.p.A.	363
55,076		Mediobanca S.p.A.	558
10,301	e	Mediolanum S.p.A.	48
161,044		Parmalat S.p.A.	606
11,033	*,e	Pirelli & C Real Estate S.p.A.	8
476,286	e	Pirelli & C S.p.A.	5,150
17,936	e	Prysmian S.p.A.	361
1,241,261		Saipem S.p.A.	64,099
13,407	*,e	Saras S.p.A.	29
227,510		Snam Rete Gas S.p.A.	1,347
380,468		Telecom Italia RSP	443
864,261		Telecom Italia S.p.A.	1,202
562,638	e	Terna Rete Elettrica Nazionale S.p.A.	2,616
1,558,960		UniCredito Italiano S.p.A.	3,300
34,384		Unipol Gruppo Finanziario S.p.A.	19
286,000	*,e	Yoox S.p.A	5,265

		TOTAL ITALY	184,121

JAPAN - 7.4%
36,000		77 Bank Ltd	157
1,600		ABC-Mart, Inc	65
970	*,e	Acom Co Ltd	16

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,924	*	Advance Residence Investment Corp	$10,306
19,942	e	Advantest Corp	367
200,009	e	Aeon Co Ltd	2,414
8,503		Aeon Credit Service Co Ltd	116
8,600		Aeon Mall Co Ltd	208
8,000		Air Water, Inc	96
214,442		Aisin Seiki Co Ltd	8,298
299,529		Ajinomoto Co, Inc	3,556
5,757	e	Alfresa Holdings Corp	224
48,435	e	All Nippon Airways Co Ltd	158
601,744		Amada Co Ltd	4,627
4,007,848	e	Aozora Bank Ltd	9,290
53,307	e	Asahi Breweries Ltd	1,074
232,773	e	Asahi Glass Co Ltd	2,724
409,834		Asahi Kasei Corp	2,762
9,000		Asics Corp	134
115,341		Astellas Pharma, Inc	4,475
79,653	e	Bank of Kyoto Ltd	733
320,971		Bank of Yokohama Ltd	1,605
49,753		Benesse Corp	2,137
201,704	e	Bridgestone Corp	4,647
75,100		Brother Industries Ltd	1,111
3,200	*,e	Canon Marketing Japan, Inc	36
363,997	e	Canon, Inc	17,314
763,900	e	Capcom Co Ltd	17,622
80,723	e	Casio Computer Co Ltd	570
500		Central Japan Railway Co	3,931
265,323		Chiba Bank Ltd	1,660
441,000	e	Chiyoda Corp	5,083
217,266		Chubu Electric Power Co, Inc	4,243
158,058	e	Chugai Pharmaceutical Co Ltd	2,592
37,100	e	Chugoku Bank Ltd	459
89,253	e	Chugoku Electric Power Co, Inc	1,545
14,442		Citizen Watch Co Ltd	86
6,271	e	Coca-Cola West Japan Co Ltd	120
188,343	e	Cosmo Oil Co Ltd	536
316,455		Credit Saison Co Ltd	5,327
103,076	e	Dai Nippon Printing Co Ltd	1,162
15,630		Daicel Chemical Industries Ltd	103
55,698		Daido Steel Co Ltd	373
79,290	*,e	Daihatsu Motor Co Ltd	1,349
772		Dai-ichi Mutual Life Insurance Co	1,083
144,897		Daiichi Sankyo Co Ltd	2,831
24,846		Daikin Industries Ltd	881
27,000		Dainippon Ink and Chemicals, Inc	64
17,463		Dainippon Sumitomo Pharma Co Ltd	166
64,011		Daito Trust Construction Co Ltd	5,435
51,856		Daiwa House Industry Co Ltd	654
98,300	*,e	Daiwa Securities Group, Inc	433
26,700		Dena Co Ltd	1,148
167,676		Denki Kagaku Kogyo KK	808
340,045		Denso Corp	12,647

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

17,655		Dentsu, Inc	$523
1,022	*,e	Digital Garage, Inc	4,173
12,000		Dowa Holdings Co Ltd	74
96,052		East Japan Railway Co	5,501
46,217	e	Eisai Co Ltd	1,803
15,739	e	Electric Power Development Co	425
19,008	*,e	Elpida Memory, Inc	224
6,444		FamilyMart Co Ltd	237
73,843	*	Fanuc Ltd	12,348
15,118		Fast Retailing Co Ltd	2,445
35,900		FCC Co Ltd	861
32,822	*,e	Fuji Electric Holdings Co Ltd	103
284,884		Fuji Folms Holdings Corp	8,885
370,342		Fuji Heavy Industries Ltd	2,878
525		Fuji Television Network, Inc	777
407,991		Fujitsu Ltd	2,332
170,167		Fukuoka Financial Group, Inc	711
203,805		Furukawa Electric Co Ltd	851
120	e	Global One Real Estate Investment Corp	1,003
220,500	*,e	Gree, Inc	4,820
40,110	e	GS Yuasa Corp	268
77,879		Gunma Bank Ltd	412
79,842	e	Hachijuni Bank Ltd	449
2,635		Hakuhodo DY Holdings, Inc	141
63,937		Hamamatsu Photonics KK	2,764
53,000		Hankyu Hanshin Holdings, Inc	210
14,182		Hino Motors Ltd	83
3,187		Hirose Electric Co Ltd	327
61,744		Hiroshima Bank Ltd	269
23,500	e	Hisamitsu Pharmaceutical Co, Inc	1,001
11,152		Hitachi Chemical Co Ltd	221
5,922	e	Hitachi Construction Machinery Co Ltd	133
296,500		Hitachi High-Technologies Corp	6,496
7,575,685	e	Hitachi Ltd	44,962
44,000	e	Hitachi Metals Ltd	622
42,682	e	Hokkaido Electric Power Co, Inc	710
158,446		Hokuhoku Financial Group, Inc	314
43,875	e	Hokuriku Electric Power Co	837
1,149,368	e	Honda Motor Co Ltd	44,282
100,753	*	Hoya Corp	2,231
96,166	*,e	Ibiden Co Ltd	3,011
103,247		Idemitsu Kosan Co Ltd	11,019
601		Inpex Holdings, Inc	4,443
128,681	*	Isetan Mitsukoshi Holdings Ltd	1,261
1,478,178		Ishikawajima-Harima Heavy Industries Co Ltd	3,820
189,169		Isuzu Motors Ltd	896
3,200		Ito En Ltd	57
1,241,423		Itochu Corp	12,912
12,162	e	Itochu Techno-Science Corp	432
49,652	e	Iyo Bank Ltd	457
268,989	e	J Front Retailing Co Ltd	1,188
9,300		Japan Petroleum Exploration Co	437

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

470	e	Japan Prime Realty Investment Corp	$1,245
151		Japan Real Estate Investment Corp	1,486
158	*	Japan Retail Fund Investment Corp	243
425,428		Japan Steel Works Ltd	2,916
1,077		Japan Tobacco, Inc	4,157
142,604		JFE Holdings, Inc	3,922
237,978	e	JGC Corp	6,520
124,624		Joyo Bank Ltd	524
26,523		JS Group Corp	684
19,153		JSR Corp	371
243,203		JTEKT Corp	3,584
218		Jupiter Telecommunications Co	244
736,400		JX Holdings, Inc	4,953
287,372	e	Kajima Corp	824
880	e	Kakaku.com, Inc	6,188
28,126		Kamigumi Co Ltd	263
30,900		Kaneka Corp	203
239,574		Kansai Electric Power Co, Inc	4,771
22,480	e	Kansai Paint Co Ltd	205
31,853		Kao Corp	838
2,383,212		Kawasaki Heavy Industries Ltd	9,495
339,817	e	Kawasaki Kisen Kaisha Ltd	1,188
1,342		KDDI Corp	9,656
156,722	e	Keihin Electric Express Railway Co Ltd	1,130
196,310	e	Keio Corp	1,083
91,426		Keisei Electric Railway Co Ltd	541
10,685		Keyence Corp	3,034
45,795	e	Kikkoman Corp	483
14,131		Kinden Corp	121
375,914	e	Kintetsu Corp	1,207
232,849	e	Kirin Brewery Co Ltd	3,246
756,084		Kobe Steel Ltd	1,719
6,000	*	Koito Manufacturing Co Ltd	105
411,822		Komatsu Ltd	12,858
5,473		Konami Corp	130
50,113		Konica Minolta Holdings, Inc	419
68,158		Kubota Corp	605
49,887		Kuraray Co Ltd	731
8,897		Kurita Water Industries Ltd	265
53,212		Kyocera Corp	5,418
78,486	e	Kyowa Hakko Kogyo Co Ltd	749
115,784		Kyushu Electric Power Co, Inc	2,085
19,951		Lawson, Inc	1,047
6,500	*,e	Leopalace21 Corp	9
2,816		Mabuchi Motor Co Ltd	142
18,336	*	Makita Corp	854
1,301,072		Marubeni Corp	8,647
13,809		Marui Co Ltd	105
4,696		Maruichi Steel Tube Ltd	116
181,955		Matsushita Electric Industrial Co Ltd	2,225
1,439,150	e	Mazda Motor Corp	3,792
3,900	e	McDonald’s Holdings Co Japan Ltd	99

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

15,912		Mediceo Paltac Holdings Co Ltd	$141
48,349		MEIJI Holdings Co Ltd	2,038
42,664		Millea Holdings, Inc	1,194
20,716		Minebea Co Ltd	111
3,100		Miraca Holdings, Inc	126
430,719		Mitsubishi Chemical Holdings Corp	3,052
902,967		Mitsubishi Corp	22,554
1,421,037		Mitsubishi Electric Corp	16,507
375,705		Mitsubishi Estate Co Ltd	6,594
39,160		Mitsubishi Gas Chemical Co, Inc	287
1,408,150	e	Mitsubishi Heavy Industries Ltd	6,621
11,262		Mitsubishi Logistics Corp	127
1,572,293		Mitsubishi Materials Corp	4,954
470,130	*,e	Mitsubishi Motors Corp	574
5,766,754	e	Mitsubishi UFJ Financial Group, Inc	28,103
6,120		Mitsubishi UFJ Lease & Finance Co Ltd	237
1,627,904		Mitsui & Co Ltd	28,148
280,087		Mitsui Chemicals, Inc	1,021
42,875		Mitsui Engineering & Shipbuilding Co Ltd	94
465,137		Mitsui Fudosan Co Ltd	8,011
27,000		Mitsui Mining & Smelting Co Ltd	91
120,499		Mitsui OSK Lines Ltd	648
59,120		Mitsui Sumitomo Insurance Group Holdings, Inc	1,384
2,627,749	e	Mitsui Trust Holdings, Inc	9,146
7,184,498		Mizuho Financial Group, Inc	11,809
296,872		Mizuho Trust & Banking Co Ltd	263
48,920		Murata Manufacturing Co Ltd	3,271
5,600		Nabtesco Corp	136
11,106	e	Namco Bandai Holdings, Inc	134
153,615	*	NEC Corp	351
54,179		NGK Insulators Ltd	1,009
15,988		NGK Spark Plug Co Ltd	221
87,138		NHK Spring Co Ltd	891
13,706	e	Nidec Corp	1,280
78,681	e	Nikon Corp	1,861
33,158		Nintendo Co Ltd	6,227
154	e	Nippon Building Fund, Inc	1,505
95,175		Nippon Electric Glass Co Ltd	1,221
89,441		Nippon Express Co Ltd	362
10,944		Nippon Meat Packers, Inc	157
10,387	*,e	Nippon Paper Group, Inc	230
80,507		Nippon Sheet Glass Co Ltd	250
1,341,884	e	Nippon Steel Corp	4,353
449,130		Nippon Telegraph & Telephone Corp	21,662
869,408		Nippon Yusen Kabushiki Kaisha	3,231
42,721		Nishi-Nippon City Bank Ltd	126
6,000		Nissan Chemical Industries Ltd	66
878,443		Nissan Motor Co Ltd	9,232
60,618		Nisshin Seifun Group, Inc	758
75,321		Nisshin Steel Co Ltd	144
10,635	e	Nissin Food Products Co Ltd	387
20,423		Nitori Co Ltd	1,938

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

30,937		Nitto Denko Corp	$1,572
153,834		NKSJ Holdings, Inc	1,015
83,251	*	NOK Corp	1,427
672,163	*	Nomura Holdings, Inc	3,317
10,274		Nomura Real Estate Holdings, Inc	171
91		Nomura Real Estate Office Fund, Inc	602
12,610	e	Nomura Research Institute Ltd	276
25,911		NSK Ltd	259
1,733,948		NTN Corp	9,878
330		NTT Data Corp	1,097
5,042		NTT DoCoMo, Inc	9,005
400		NTT Urban Development Corp	343
210,259		Obayashi Corp	918
320		Obic Co Ltd	60
209,398	e	Odakyu Electric Railway Co Ltd	1,663
87,797	e	OJI Paper Co Ltd	421
27,012	e	Olympus Corp	911
71,002		Omron Corp	1,974
78,998		Ono Pharmaceutical Co Ltd	4,226
14,417	e	Oriental Land Co Ltd	1,223
407,759	*,e	ORIX Corp	39,663
636,981	e	Osaka Gas Co Ltd	2,416
1,687		Otsuka Corp	105
14,700		Otsuka Holdings KK	389
740,500	e	Park24 Co Ltd	7,699
31,614	*,e	Rakuten, Inc	32,720
192,130		Resona Holdings, Inc	904
263,581	e	Ricoh Co Ltd	2,924
124,599		Rinnai Corp	8,998
20,324		Rohm Co Ltd	1,166
3,180		Sankyo Co Ltd	164
11,056		Santen Pharmaceutical Co Ltd	448
11,000	e	Sapporo Holdings Ltd	45
1,174	*	SBI Holdings, Inc	109
55,334		Secom Co Ltd	2,653
1,240,443		Sega Sammy Holdings, Inc	23,978
7,683		Seiko Epson Corp	133
465,951		Sekisui Chemical Co Ltd	3,981
53,920		Sekisui House Ltd	502
228,981		Seven & I Holdings Co Ltd	6,158
664		Seven Bank Ltd	1,327
113,106	*,e	Sharp Corp	1,032
48,719	e	Shikoku Electric Power Co, Inc	1,106
26,982		Shimadzu Corp	247
1,297		Shimamura Co Ltd	124
3,881	e	Shimano, Inc	214
182,062	e	Shimizu Corp	759
74,400		Shin-Etsu Chemical Co Ltd	3,988
3,500	e	Shinko Electric Industries	33
34,751	*	Shinko Securities Co Ltd	84
172,649		Shinsei Bank Ltd	173
63,473		Shionogi & Co Ltd	1,039

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

352,852		Tokyu Corp	$1,467
47,414		Tokyu Land Corp	201
85,427		Toppan Printing Co Ltd	663
408,764	e	Toray Industries, Inc	3,018
2,700		Tosei Corp	843
965,481		Toshiba Corp	5,090
185,000		Toshiba Plant Systems & Services Corp	2,187
953,647	e	Tosoh Corp	3,830
28,681		Toto Ltd	223
16,239		Toyo Seikan Kaisha Ltd	273
37,099	e	Toyo Suisan Kaisha Ltd	878
15,997		Toyoda Gosei Co Ltd	363
7,200	e	Toyota Boshoku Corp	120
39,661		Toyota Industries Corp	1,309
910,548	*	Toyota Motor Corp	37,496
22,394		Toyota Tsusho Corp	384
5,728	*	Trend Micro, Inc	178
7,574		Tsumura & Co	242
309,932		UBE Industries Ltd	933
92,951		Uni-Charm Corp	4,061
464,500	e	United Arrows Ltd	9,818
1,000		United Urban Investment Corp	1,152
8,300		UNY Co Ltd	77
356,684		Ushio, Inc	7,052
1,303		USS Co Ltd	101
36,000		West Japan Railway Co	1,405
4,811	e	Yahoo! Japan Corp	1,656
25,477	e	Yakult Honsha Co Ltd	737
4,839		Yamada Denki Co Ltd	394
45,666		Yamaguchi Financial Group, Inc	426
9,388		Yamaha Corp	107
42,983	*,e	Yamaha Motor Co Ltd	789
39,000	e	Yamato Kogyo Co Ltd	1,215
41,755	e	Yamato Transport Co Ltd	657
11,553		Yamazaki Baking Co Ltd	155
24,384		Yaskawa Electric Corp	274
23,410	*,e	Yokogawa Electric Corp	200
189,000		Zeon Corp	1,769

		TOTAL JAPAN	1,132,925

JERSEY, C.I. - 0.0%
9,957	e	Randgold Resources Ltd	839

		TOTAL JERSEY, C.I.	839

KAZAKHSTAN - 0.0%
16,077		Eurasian Natural Resources Corp	202

		TOTAL KAZAKHSTAN	202

KOREA, REPUBLIC OF - 1.2%
100,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	4,258
80,000		Dongbu Insurance Co Ltd	4,177
511,607	*	Duksan Hi-Metal Co Ltd	11,156

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

91,985		Shiseido Co Ltd	$1,717
173,301	e	Shizuoka Bank Ltd	1,593
147,654		Showa Denko KK	306
230,773	e	Showa Shell Sekiyu KK	2,143
13,788		SMC Corp	2,486
293,260		Softbank Corp	11,106
131,536		Sojitz Holdings Corp	246
332,402	*	Sony Corp	8,771
21,800		Sony Financial Holdings, Inc	394
3,999	e	Square Enix Co Ltd	72
18,035		Stanley Electric Co Ltd	317
137,900	e	Start Today Co Ltd	2,754
12,376	*,e	Sumco Corp	210
171,000		Sumitomo Bakelite Co Ltd	1,145
163,883		Sumitomo Chemical Co Ltd	818
375,063		Sumitomo Corp	5,102
172,076	e	Sumitomo Electric Industries Ltd	2,510
59,625	e	Sumitomo Heavy Industries Ltd	416
2,683,400		Sumitomo Metal Industries Ltd	6,028
148,464		Sumitomo Metal Mining Co Ltd	2,439
759,979		Sumitomo Mitsui Financial Group, Inc	23,434
566,256		Sumitomo Realty & Development Co Ltd	12,655
317,963	e	Sumitomo Rubber Industries, Inc	3,848
900		Sumitomo Titanium Corp	66
459,654	e	Suruga Bank Ltd	4,007
6,987		Suzuken Co Ltd	161
117,522		Suzuki Motor Corp	2,649
4,000		Sysmex Corp	150
95,781		T&D Holdings, Inc	2,280
35,000	e	Taiheiyo Cement Corp	74
605,943	e	Taisei Corp	1,391
193,411	e	Taisho Pharmaceutical Co Ltd	4,357
28,357		Taiyo Nippon Sanso Corp	226
99,718	e	Takashimaya Co Ltd	688
286,748		Takeda Pharmaceutical Co Ltd	13,253
23,081		Tanabe Seiyaku Co Ltd	386
12,827	e	TDK Corp	708
6,223,613		Teijin Ltd	27,433
49,276		Terumo Corp	2,668
64,876		THK Co Ltd	1,658
283,878	e	Tobu Railway Co Ltd	1,195
11,775		Toho Co Ltd	196
163,000	e	Toho Gas Co Ltd	882
125,315	e	Tohoku Electric Power Co, Inc	1,808
13,000	e	Tokuyama Corp	65
1,700		Tokyo Broadcasting System, Inc	21
442,260	*,e	Tokyo Electric Power Co, Inc	1,790
54,110		Tokyo Electron Ltd	2,959
129,000		Tokyo Energy & Systems, Inc	732
2,038,624		Tokyo Gas Co Ltd	9,201
4,700		Tokyo Steel Manufacturing Co Ltd	50
684,000	e	Tokyo Tatemono Co Ltd	2,496

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

232,960		Hanwha Chemical Corp	$11,067
20,000		Hyundai Department Store Co Ltd	3,256
11,000		Hyundai Heavy Industries	4,591
21,276		Hyundai Mobis	8,005
187,097		Hyundai Motor Co	41,710
55,000		Hyundai Steel Co	6,705
260,000		Kangwon Land, Inc	6,980
127,251		KB Financial Group, Inc	6,049
583,880		Kia Motors Corp	39,720
10,838		LG Chem Ltd	4,981
5,695		LG Household & Health Care Ltd	2,448
40,000		LS Cable Ltd	4,138
4,822		Samsung Electronics Co Ltd	3,748
23,472		Samsung Engineering Co Ltd	5,629
120,000		Samsung Heavy Industries Co Ltd	5,378
21,000		SFA Engineering Corp	1,049
66,490		Shinhan Financial Group Co Ltd	3,180
150,695		Silicon Works Co Ltd	3,965

		TOTAL KOREA, REPUBLIC OF	182,190

LUXEMBOURG - 0.1%
94,335		ArcelorMittal	3,281
3,265,250	*,e	L’ Occitane International S.A.	8,747
9,878	e	Millicom International Cellular S.A.	1,035
38,206		SES Global S.A.	1,073

		TOTAL LUXEMBOURG	14,136

MACAU - 0.2%
12,885,700	*	Sands China Ltd	34,926
110,000	e	Wynn Macau Ltd	360

		TOTAL MACAU	35,286

MALAYSIA - 0.1%
3,680,000		AirAsia BHD	4,303
1,300,000		Bumiputra-Commerce Holdings BHD	3,850
431,384	*,e	Genting International plc	680
1,151,800		Public Bank BHD	5,077
30,659		YNH Property BHD	20

		TOTAL MALAYSIA	13,930

MEXICO - 0.1%
200,000	e	Alfa S.A. de C.V. (Class A)	2,971
37,960		America Movil S.A. de C.V. (ADR) (Series L)	2,045
63,000	*	Fomento Economico Mexicano SAB de C.V. (ADR)	4,189
221,303		Fresnillo plc	4,985
2,160,800	*	Genomma Lab Internacional S.A. de C.V.	5,507
4,000,000	*,e	Telefonos de Mexico S.A. de C.V. (Series L)	3,314

		TOTAL MEXICO	23,011

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

NETHERLANDS - 2.0%
210,346	*	Aegon NV	$1,433
155,541		Akzo Nobel NV	9,827
2,016	*,e	APERAM	65
47,546		ASML Holding NV	1,754
7,004		Boskalis Westminster	331
195,000		Chicago Bridge & Iron Co NV	7,586
50,000	*	CNH Global NV	1,933
7,196		Corio NV	477
9,687		DSM NV	629
351,534	e	European Aeronautic Defence and Space Co	11,765
8,627		Fugro NV	621
14,569		Heineken Holding NV	746
233,642		Heineken NV	14,062
12,005,195	*	ING Groep NV	147,945
262,700		ING Vysya Bank Ltd	2,018
131,018		Koninklijke Ahold NV	1,762
109,010		Koninklijke Philips Electronics NV	2,802
4,346		Koninklijke Vopak NV	213
171,405		LyondellBasell Industries AF S.C.A	6,603
3,232	*	NIELSEN HOLDINGS B.V.	101
29,678	*,e	Qiagen N.V.	569
12,286		Randstad Holdings NV	568
77,343		Reed Elsevier NV	1,039
1,356,418	e	Royal Dutch Shell plc (A Shares)	48,266
622,411		Royal Dutch Shell plc (B Shares)	22,211
220,814		Royal KPN NV	3,212
20,856		SBM Offshore NV	551
101,074	*	Sensata Technologies Holding BV	3,805
122,759	*	TNT Express NV	1,273
121,373		TNT NV	1,028
275,455		Unilever NV	9,041
164,478		Unilever NV (ADR)	5,403
31,894		Wolters Kluwer NV	707

		TOTAL NETHERLANDS	310,346

NEW ZEALAND - 0.0%
107,371		Auckland International Airport Ltd	198
40,927	*,e	Contact Energy Ltd	182
76,056	e	Fletcher Building Ltd	544
67,918	e	Sky City Entertainment Group Ltd	204
256,851		Telecom Corp of New Zealand Ltd	523

		TOTAL NEW ZEALAND	1,651

NORWAY - 0.1%
10,127	e	Aker Kvaerner ASA	202
114,947		DNB NOR Holding ASA	1,601
74,763	e	Frontline Ltd	1,102
12,173		Gjensidige Forsikring BA	150
100,264		Norsk Hydro ASA	768
85,252		Orkla ASA	812
500,000		PAN Fish ASA	401
67,680	*,e	Renewable Energy Corp AS	116
37,883	e	SeaDrill Ltd	1,332

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

122,983		Statoil ASA	$3,113
87,044		Telenor ASA	1,425
20,983		Yara International ASA	1,179

		TOTAL NORWAY	12,201

PHILIPPINES - 0.1%
7,000,000		Aboitiz Power Corp	5,070
10,195,901	m	Ayala Land, Inc (Preference)	24
3,771,610		Metropolitan Bank & Trust	6,101

		TOTAL PHILIPPINES	11,195

POLAND - 0.1%
120,789		KGHM Polska Miedz S.A.	8,675

		TOTAL POLAND	8,675

PORTUGAL - 0.2%
317,940	e	Banco Comercial Portugues S.A.	189
58,070	e	Banco Espirito Santo S.A.	216
14,525		Brisa-Auto Estradas de Portugal S.A.	89
24,086	e	Cimpor Cimentos de Portugal S.A.	184
19,686	*	EDP Renovaveis S.A.	130
156,856		Energias de Portugal S.A.	557
22,009	e	Galp Energia SGPS S.A.	525
1,898,257		Jeronimo Martins SGPS S.A.	36,458
80,414	e	Portugal Telecom SGPS S.A.	791

		TOTAL PORTUGAL	39,139

RUSSIA - 0.1%
215,187	*,f	Pharmstandard (GDR) (purchased 10/08/10, cost $ 5,025)	4,930
225,000	*	Sberbank Sponsored ADR	3,245

		TOTAL RUSSIA	8,175

SINGAPORE - 0.7%
1,994,000	e	Allgreen Properties Ltd	2,602
185,473		Ascendas Real Estate Investment Trust	308
546,396		Avago Technologies Ltd	20,763
833,082		CapitaLand Ltd	1,979
664,974		CapitaMall Trust	1,014
105,000		CapitaMalls Asia Ltd	126
159,868	e	City Developments Ltd	1,357
136,028		ComfortDelgro Corp Ltd	162
78,584	e	Cosco Corp Singapore Ltd	125
1,445,025		DBS Group Holdings Ltd	17,286
166,511	*,e	Flextronics International Ltd	1,069
66,103		Fraser and Neave Ltd	312
119,000	*	Global Logistic Properties	200
474,497		Golden Agri-Resources Ltd	264
1,028,000		Hotel Properties Ltd	1,934
254,945		Jardine Cycle & Carriage Ltd	8,947
1,173,326		Keppel Corp Ltd	10,616
51,000	e	Keppel Land Ltd	151

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

23,000	e	K-Green Trust	$20
70,465	e	Neptune Orient Lines Ltd	88
1,218,318	e	Olam International Ltd	2,708
682,957		Oversea-Chinese Banking Corp	5,217
788,811		SembCorp Industries Ltd	3,212
635,857	e	SembCorp Marine Ltd	2,752
130,492		Singapore Airlines Ltd	1,510
4,152		Singapore Airport Terminal Services Ltd	9
249,560	e	Singapore Exchange Ltd	1,534
472,963	e	Singapore Press Holdings Ltd	1,503
643,896		Singapore Technologies Engineering Ltd	1,581
2,404,704		Singapore Telecommunications Ltd	6,198
46,274		StarHub Ltd	105
363,989		United Overseas Bank Ltd	5,844
1,057,965		United Overseas Land Ltd	4,296
157,000	e	Wilmar International Ltd	695
134,000	e	Yangzijiang Shipbuilding	160

		TOTAL SINGAPORE	106,647

SOUTH AFRICA - 0.2%
400,000		Clicks Group Ltd	2,505
102,071		Kumba Iron Ore Ltd	7,316
370,000		Mr Price Group Ltd	3,732
110,000		Sasol Ltd	5,803
1,351,872		Woolworths Holdings Ltd	5,956

		TOTAL SOUTH AFRICA	25,312

SPAIN - 0.6%
36,616	e	Abertis Infraestructuras S.A.	816
3,249		Acciona S.A.	345
12,803	e	Acerinox S.A.	233
26,551	e	ACS Actividades Cons y Servicios S.A.	1,253
539,774	*,e	Amadeus IT Holding S.A.	11,220
619,474		Banco Bilbao Vizcaya Argentaria S.A.	7,272
114,763	e	Banco de Sabadell S.A.	473
10,286	e	Banco de Valencia S.A.	25
101,450	e	Banco Popular Espanol S.A.	571
2,791,829		Banco Santander Central Hispano S.A.	32,162
36,361	e	Bankinter S.A.	247
186,732	e	Bolsas y Mercados Espanoles	5,553
50,168		Cintra Concesiones de Infraestructuras de Transporte S.A.	634
96,707		Corp Mapfre S.A.	359
110,004		Criteria Caixacorp S.A.	766
14,671	e	Enagas	355
4,865	e	Fomento de Construcciones y Contratas S.A.	148
8,518	*,e	Gamesa Corp Tecnologica S.A.	69
24,627	e	Gas Natural SDG S.A.	516
14,850	e	Gestevision Telecinco S.A.	129
17,836	e	Grifols S.A.	358
98,818		Iberdrola Renovables	437
430,977		Iberdrola S.A.	3,834
73,176		Inditex S.A.	6,667

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,091	e	Indra Sistemas S.A.	$229
300,000	e	Laboratorios Almirall S.A.	3,210
8,980	e	Red Electrica de Espana	542
83,835	e	Repsol YPF S.A.	2,908
4,294		Sacyr Vallehermoso S.A.	41
550,989		Telefonica S.A.	13,457
18,380	e	Zardoya Otis S.A.	270

		TOTAL SPAIN	95,099

SWEDEN - 1.1%
44,553		Alfa Laval AB	961
25,974	e	Assa Abloy AB (Class B)	698
451,414		Atlas Copco AB (A Shares)	11,889
50,414		Atlas Copco AB (B Shares)	1,189
130,157		Autoliv, Inc	10,211
3,224,184	*	Biovitrum AB	12,761
217,208	e	Boliden AB	4,012
26,485	e	Electrolux AB (Series B)	633
2,146,249		Ericsson (LM) (B Shares)	30,896
22,004	e	Getinge AB (B Shares)	592
380,676	e	Hennes & Mauritz AB (B Shares)	13,126
280,354	e	Hexagon AB (B Shares)	6,903
5,782		Holmen AB (B Shares)	180
48,091		Husqvarna AB (B Shares)	319
6,997		Industrivarden AB	116
58,852	e	Investor AB (B Shares)	1,350
140,000		JM AB	3,302
13,493		Kinnevik Investment AB (Series B)	300
9,947	*	Lundin Petroleum AB	135
3,124	e	Modern Times Group AB (B Shares)	207
317,522		Nordea Bank AB	3,410
12,532	e	Ratos AB (B Shares)	241
481,269		Sandvik AB	8,432
35,105		Scania AB (B Shares)	815
39,923		Securitas AB (B Shares)	423
699,895		Skandinaviska Enskilda Banken AB (Class A)	5,723
51,462		Skanska AB (B Shares)	923
172,267	e	SKF AB (B Shares)	4,988
18,496	e	Ssab Svenskt Stal AB (Series A)	276
3,912		Ssab Svenskt Stal AB (Series B)	51
145,393		Svedbergs i Dalstorp AB	926
62,993		Svenska Cellulosa AB (B Shares)	888
234,161		Svenska Handelsbanken (A Shares)	7,220
84,206		Swedbank AB (A Shares)	1,416
174,784		Swedish Match AB	5,869
40,239		Tele2 AB (B Shares)	794
287,273		TeliaSonera AB	2,107
20,751		Volvo AB (A Shares)	362
1,157,776		Volvo AB (B Shares)	20,268

		TOTAL SWEDEN	164,912

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

SWITZERLAND - 4.2%
191,829		ABB Ltd	$4,984
13,612		Actelion Ltd	672
403,934		Adecco S.A.	25,927
9,134		Aryzta AG.	491
6,477		Baloise Holding AG.	668
622		Bkw Fmb Energie AG.	38
789,293		Compagnie Financiere Richemont S.A.	51,725
1,241,247		Credit Suisse Group	48,374
1,520,000		Dah Chong Hong Holdings Ltd	1,817
10,112		Geberit AG.	2,399
877		Givaudan S.A.	928
52,086	*	Glencore International AG.	410
26,974		Holcim Ltd	2,040
38,054		ING Canada, Inc	2,186
531,946		Julius Baer Group Ltd	21,974
16,846		Julius Baer Holding AG.	277
12,902		Kuehne & Nagel International AG.	1,960
96		Lindt & Spruengli AG.	299
12		Lindt & Spruengli AG. (Reg)	437
11,945	*,e	Logitech International S.A.	134
36,924		Lonza Group AG.	2,893
1,473,879		Nestle S.A.	91,716
8,342		Nobel Biocare Holding AG.	170
2,106,691		Novartis AG.	129,114
171,344		Novartis AG. (ADR)	10,471
2,828		Pargesa Holding S.A.	262
1,159,298		Philip Morris International, Inc	77,406
6,181		Phonak Holding AG.	577
9,000	*	Rieter Holding AG.	2,346
242,471		Roche Holding AG.	40,595
8,510		Schindler Holding AG.	1,035
1,344		Schindler Holding AG. (Reg)	163
1,122		SGS S.A.	2,131
129		Sika AG.	311
85,249		STMicroelectronics NV	849
857		Straumann Holding AG.	207
1,503		Sulzer AG.	245
4,208		Swatch Group AG.	2,124
2,898		Swatch Group AG. Reg	261
3,932		Swiss Life Holding	645
373,220	*	Swiss Re Ltd	20,957
3,978		Swisscom AG.	1,824
94,663		Syngenta AG.	31,992
8,050		Synthes, Inc	1,416
2,546,007	*	UBS AG. (Switzerland)	46,464
19,012		Zurich Financial Services AG.	4,811

		TOTAL SWITZERLAND	638,725

TAIWAN - 0.4%
1,000,000		Catcher Technology Co Ltd	6,331
1,240,000		First Steamship Co Ltd	2,884
450,000		Formosa Chemicals & Fibre Corp	1,679

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

167,728	*,e	Foxconn International Holdings Ltd	$74
674,250		High Tech Computer Corp	22,797
1,331,400		Hon Hai Precision Industry Co, Ltd	4,584
200,000		Largan Precision Co Ltd	6,433
936,000	*	Prime View International Co Ltd	1,764
1,259,000	*	Shining Building Business Co Ltd	1,937
2,000,000		Taiwan Cement Corp	2,987
1,662,300		TSRC Corp	4,905

		TOTAL TAIWAN	56,375

THAILAND - 0.2%
4,538,000		Bank of Ayudhya PCL (ADR)	4,076
219,437		Banpu PCL	5,127
4,227,800		Charoen Pokphand Foods PCL	4,071
1,157,000		Kasikornbank PCL - NVDR	4,651
6,300,000		Krung Thai Bank PCL	3,871
859,368		PTT Chemical PCL	4,129
333,000		PTT PCL	3,643

		TOTAL THAILAND	29,568

TURKEY - 0.1%
500,000		Ford Otomotiv Sanayi AS	4,300
200,000		Koza Altin Isletmeleri AS	2,689
930,000		Tofas Turk Otomobil Fabrik	4,241
1,025,936		Turk Telekomunikasyon AS	5,424

		TOTAL TURKEY	16,654

UKRAINE - 0.1%
484,856	*	MHP S.A (GDR)	8,000

		TOTAL UKRAINE	8,000

UNITED KINGDOM - 9.9%
126,134		3i Group plc	570
17,427	e	Acergy S.A.	446
1,342,239		Admiral Group plc	35,795
3,036,400	*	Afren plc	7,692
816,889		Aggreko plc	25,309
308,278		AMEC plc	5,387
1,427,598		Anglo American plc (London)	70,800
781,236		Antofagasta plc	17,483
84,195		ARM Holdings plc	792
211,200	*,e	ASOS plc	8,114
562,225		Associated British Foods plc	9,782
501,628		AstraZeneca plc	25,072
5,203		AstraZeneca plc (ADR)	261
4,271,629	*	Autonomy Corp plc	117,008
237,600	*	Avanti Communications Group plc	1,415
398,015		Aveva Group plc	10,957
305,659		Aviva plc	2,152
22,669		Babcock International Group	259
380,271		BAE Systems plc	1,945
88,178		Balfour Beatty plc	437

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

8,201,659		Barclays plc	$33,645
5,831	*	Berkeley Group Holdings plc	121
3,832,844		BG Group plc	87,028
617,191		BHP Billiton plc	24,252
5,124,514		BP plc	37,732
4,200		BP plc (ADR)	186
913,153		British American Tobacco plc	40,043
737,739		British Land Co plc	7,213
71,653		British Sky Broadcasting plc	973
8,367,801		BT Group plc	27,132
27,005		Bunzl plc	338
645,602		Burberry Group plc	15,013
169,488		Cable & Wireless plc	110
169,479		Cable & Wireless Worldwide	125
3,695,561	*	Cairn Energy plc	24,645
114,614		Capita Group plc	1,316
27,673		Capital & Counties Properties	87
600,000		Carillion plc	3,622
11,415		Carnival plc	442
6,177,771		Centrica plc	32,077
95,830		Cobham plc	325
295,423		Compass Group plc	2,849
133,000		Croda International plc	4,028
6,560		Delta Lloyd NV	156
1,825,917		Diageo plc	37,356
24,623		Drax Group plc	199
9,706	*	Enquest plc	19
16,640	*	Enquest plc	33
303,948		Ensco International plc (ADR)	16,200
19,730	*	Essar Energy plc	129
353,788		Experian Group Ltd	4,507
1,214		F&C Asset Management plc	1
32,050		Firstgroup plc	176
515,864		GlaxoSmithKline plc	11,057
189,580		Greggs plc	1,611
173,029		Group 4 Securicor plc	778
78,112		Hammerson plc	604
92,698	e	Home Retail Group	244
7,364,480		HSBC Holdings plc	73,016
837,536		ICAP plc	6,352
1,971,225	*	Imagination Technologies Group plc	11,950
240,000		IMI plc	4,057
1,209,009		Imperial Tobacco Group plc	40,251
28,907		Inmarsat plc	258
336,640		Intercontinental Hotels Group plc	6,891
1,049,638	*	International Consolidated Airlines	4,260
268,156		International Power plc	1,385
9,913		Intertek Group plc	314
262,382		Invensys plc	1,357
56,877		Investec plc	462
233,314	*	ITV plc	268
132,204		J Sainsbury plc	700

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

13,540		Johnson Matthey plc	$428
13,539		Kazakhmys plc	300
148,795		Kingfisher plc	639
42,281		Ladbrokes plc	103
98,834		Land Securities Group plc	1,352
13,795,293		Legal & General Group plc	26,134
66,804		Liberty International plc	429
3,571,239	*	Lloyds TSB Group plc	2,806
21,122		London Stock Exchange Group plc	360
10,023		Lonmin plc	234
232,143		Man Group plc	883
99,804		Marks & Spencer Group plc	579
759,200		Meggitt plc	4,644
540,000		Mondi plc	5,375
3,168,500	*	Monitise plc	1,526
500,832		National Grid plc	4,930
7,477,790	*	New Carphone Warehouse plc	50,766
309,566	e	New World Resources plc (A Shares)	4,546
45,232		Next plc	1,690
2,274,223	*,e	Ocado Ltd	6,654
696,763		Old Mutual plc	1,492
1,738,763		Pearson plc	32,893
26,004		Petrofac Ltd	632
2,767,819		Prudential plc	31,959
865,273		Reckitt Benckiser Group plc	47,791
76,564		Reed Elsevier plc	697
96,771		Resolution Ltd	456
96,358		Rexam plc	592
1,407,916		Rio Tinto plc	101,661
72,500	e	Rio Tinto plc (ADR)	5,243
242,100	*	Rockhopper Exploration plc	1,045
376,807		Rolls-Royce Group plc	3,902
446,161		Royal & Sun Alliance Insurance Group plc	965
1,902,410	*	Royal Bank of Scotland Group plc	1,177
79,842		SABMiller plc	2,914
170,950		Sage Group plc	793
167,735		Schroders plc	4,165
175,080		Scottish & Southern Energy plc	3,916
94,049		Segro plc	472
81,477		Serco Group plc	723
52,893		Severn Trent plc	1,250
164,612		Smith & Nephew plc	1,764
715,446		Smiths Group plc	13,800
180,000		Spectris plc	4,609
678,314		Standard Chartered plc	17,818
291,228		Standard Life plc	984
19,361		TalkTalk Telecom Group plc	44
1,275,854		Tesco plc	8,243
20,159		Thomas Cook Group plc	43
61,093	e	TUI Travel plc	220
2,908,312		Tullow Oil plc	57,916
193,384		Unilever plc	6,240

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

5,221,508	*	Unitech Corporate Parks plc	$1,844
88,253		United Utilities Group plc	849
18,285,676		Vodafone Group plc	48,488
4,500		Vodafone Group plc (ADR)	120
68,246		Weir Group plc	2,330
22,604		Whitbread plc	586
240,044		WM Morrison Supermarkets plc	1,148
681,825		Wolseley plc	22,256
2,873,394		WPP plc	35,997
1,398,924		Xstrata plc	30,812
765,700		Yule Catto & Co plc	2,795

		TOTAL UNITED KINGDOM	1,527,591

UNITED STATES - 47.5%
101,057		3M Co	9,585
195,000		A.O. Smith Corp	8,249
80,000		Aaron’s, Inc	2,261
385,146		Abbott Laboratories	20,266
89,244		Abercrombie & Fitch Co (Class A)	5,972
666,938		ACE Ltd	43,899
60,000	*	Acme Packet, Inc	4,208
19,916		Activision Blizzard, Inc	233
234,264	*	Adobe Systems, Inc	7,368
76,033		Advance Auto Parts, Inc	4,447
20,229	*	Advanced Micro Devices, Inc	141
46,360	*	Aeropostale, Inc	811
174,366	*	AES Corp	2,221
1,598,958		Aetna, Inc	70,498
244,440		Aflac, Inc	11,410
31,326	*	AGCO Corp	1,546
78,520	*	Agilent Technologies, Inc	4,013
25,985		Air Products & Chemicals, Inc	2,484
3,123		Airgas, Inc	219
24,058	*	Akamai Technologies, Inc	757
201,230		Alcoa, Inc	3,192
48,144	*	Alexion Pharmaceuticals, Inc	2,264
3,154		Allegheny Technologies, Inc	200
82,651		Allergan, Inc	6,881
176,012	*	Alliance Data Systems Corp	16,557
55,255		Alliant Energy Corp	2,247
18,959		Alliant Techsystems, Inc	1,352
262,726		Allstate Corp	8,021
57,548	*	Alpha Natural Resources, Inc	2,615
124,824		Altera Corp	5,786
580,159		Altria Group, Inc	15,322
57,747	*	Amazon.com, Inc	11,809
67,341		AMB Property Corp	2,414
43,846		Ameren Corp	1,265
167,700	*	American Axle & Manufacturing Holdings, Inc	1,908
13,448		American Eagle Outfitters, Inc	171
60,970		American Electric Power Co, Inc	2,297
141,396		American Express Co	7,310

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

89,000		American Financial Group, Inc	$3,176
18,583	*	American International Group, Inc	545
192,100	*	American Tower Corp (Class A)	10,053
223,385		American Water Works Co, Inc	6,578
69,980	*	Amerigroup Corp	4,931
115,804		Ameriprise Financial, Inc	6,680
138,268		AmerisourceBergen Corp	5,724
39,934		Ametek, Inc	1,793
498,235	*	Amgen, Inc	29,072
33,526		Amphenol Corp (Class A)	1,810
405,549		Anadarko Petroleum Corp	31,130
187,635		Analog Devices, Inc	7,344
25,000		Anixter International, Inc	1,634
400,153		Annaly Capital Management, Inc	7,219
496,000	*	AOL, Inc	9,851
57,742		AON Corp	2,962
294,422		Apache Corp	36,329
6,255		Apartment Investment & Management Co (Class A)	160
45,445	*	Apollo Group, Inc (Class A)	1,985
179,885		Apollo Management LP	3,094
575,151	*	Apple, Inc	193,062
429,279		Applied Materials, Inc	5,585
2,770		Aqua America, Inc	61
217,284	*	Arch Capital Group Ltd	6,936
26,952		Arch Coal, Inc	719
108,069		Archer Daniels Midland Co	3,258
133,102	*	Arrow Electronics, Inc	5,524
58,804		Arthur J. Gallagher & Co	1,678
479,943		Ashland, Inc	31,014
60,961		Assurant, Inc	2,211
2,636,749		AT&T, Inc	82,820
57,254	*	Autodesk, Inc	2,210
147,459		Automatic Data Processing, Inc	7,768
42,811	*	Autozone, Inc	12,623
22,666		AvalonBay Communities, Inc	2,910
3,603		Avery Dennison Corp	139
60,758	*	Avnet, Inc	1,937
45,449		Avon Products, Inc	1,273
591,094		Axis Capital Holdings Ltd	18,300
62,257	*	Babcock & Wilcox Co	1,725
274,907		Baker Hughes, Inc	19,947
66,474		Ball Corp	2,557
2,808,021		Bank of America Corp	30,776
66,117		Bank of New York Mellon Corp	1,694
43,836		Bard (C.R.), Inc	4,816
332,195		Baxter International, Inc	19,828
25,250		BB&T Corp	678
59,597		Becton Dickinson & Co	5,135
74,195	*	Bed Bath & Beyond, Inc	4,331
92,711	*	Berkshire Hathaway, Inc (Class B)	7,175
105,648		Best Buy Co, Inc	3,318
54,688	*	Biogen Idec, Inc	5,847

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

120,197		BlackRock, Inc	$23,055
536,174		Blackstone Group LP	8,879
252,937	*	BMC Software, Inc	13,836
464,924		Boeing Co	34,372
52,110	*	BorgWarner, Inc	4,210
105,742		Boston Properties, Inc	11,225
162,983	*	Boston Scientific Corp	1,126
301,907		Bristol-Myers Squibb Co	8,743
86,488		Broadcom Corp (Class A)	2,909
5,710	*	Brookfield Properties Corp	56
82,953	e	Brookfield Properties Corp (Toronto)	1,602
13,227		Brown-Forman Corp (Class B)	988
2,813		Bucyrus International, Inc (Class A)	258
23,346		Bunge Ltd	1,610
335,239		CA, Inc	7,657
119,154		Cablevision Systems Corp (Class A)	4,315
45,600		Cabot Corp	1,818
61,156		Cabot Oil & Gas Corp	4,055
83,776	*	Calpine Corp	1,351
2,700		Camden Property Trust	172
86,278	*	Cameron International Corp	4,339
21,224	e	Campbell Soup Co	733
229,298		Capital One Financial Corp	11,848
187,533		Cardinal Health, Inc	8,518
30,500	*	Career Education Corp	645
227,664	*	CareFusion Corp	6,186
12,959	*	Carmax, Inc	429
109,620		Carnival Corp	4,125
225,515		Caterpillar, Inc	24,008
77,022	*	CB Richard Ellis Group, Inc (Class A)	1,934
580,788		CBS Corp (Class B)	16,547
130,310		Celanese Corp (Series A)	6,947
265,608	*	Celgene Corp	16,021
1,615,429		Centerpoint Energy, Inc	31,258
485,984		CenturyTel, Inc	19,648
27,975	*,e	Cephalon, Inc	2,235
87,964	*,e	Cerner Corp	5,375
192,120		CF Industries Holdings, Inc	27,218
99,441		CH Robinson Worldwide, Inc	7,840
4,427	*	Charles River Laboratories International, Inc	180
676,546		Charles Schwab Corp	11,129
24,148		Chesapeake Energy Corp	717
1,067,361		Chevron Corp	109,768
124,000		Chico’s FAS, Inc	1,889
1,900,000		Chimera Investment Corp	6,574
6,770	*,e	ChinaCache International Holdings Ltd. (ADR)	63
1,067	*	Chipotle Mexican Grill, Inc (Class A)	329
205,748		Chubb Corp	12,882
134,910		Church & Dwight Co, Inc	5,469
184,050		Cigna Corp	9,466
13,457		Cimarex Energy Co	1,210
12,558		Cincinnati Financial Corp	366

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

4,710		Cintas Corp	$156
3,180,098		Cisco Systems, Inc	49,641
107,817	*	CIT Group, Inc	4,772
1,826,242		Citigroup, Inc	76,044
44,355	*	Citrix Systems, Inc	3,548
79,557		Cleveland-Cliffs, Inc	7,355
43,705		Clorox Co	2,947
35,240		CME Group, Inc	10,276
255,256		Coach, Inc	16,319
98,647	*	Cobalt International Energy, Inc	1,345
1,419,853		Coca-Cola Co	95,541
270,341		Coca-Cola Enterprises, Inc	7,889
40,537	*	Cognizant Technology Solutions Corp (Class A)	2,973
124,760		Colgate-Palmolive Co	10,905
1,059,952		Comcast Corp (Class A)	26,859
87,390	e	Comcast Corp (Special Class A)	2,117
19,644		Comerica, Inc	679
338,372		Computer Sciences Corp	12,845
93,613		ConAgra Foods, Inc	2,416
223,077	*	Concho Resources, Inc	20,490
301,620		ConocoPhillips	22,679
89,897		Consol Energy, Inc	4,358
11,904		Consolidated Edison, Inc	634
226,614	*	Constellation Brands, Inc (Class A)	4,718
182,420		Constellation Energy Group, Inc	6,925
144,158	e	Consumer Staples Select Sector SPDR Fund	4,502
16,373	*,e	Continental Resources, Inc	1,063
24,549		Con-Way, Inc	953
64,200		Cooper Cos, Inc	5,087
171,532		Cooper Industries plc	10,235
190,242		Corn Products International, Inc	10,517
254,177		Corning, Inc	4,613
199,763		Costco Wholesale Corp	16,229
6,692	*	Covance, Inc	397
30,710	*	Coventry Health Care, Inc	1,120
116,001		Covidien plc	6,175
3,451	*,e	Cree, Inc	116
48,507	*	Crown Castle International Corp	1,979
409,041	*	Crown Holdings, Inc	15,880
249,860		Crude Carriers Corp	3,361
799,566		CSX Corp	20,965
135,071		Cummins, Inc	13,978
766,671		CVS Corp	28,811
413,377		Cytec Industries, Inc	23,641
402,100	*	Dana Holding Corp	7,358
527,399		Danaher Corp	27,947
243,374		Darden Restaurants, Inc	12,110
105,038	*	DaVita, Inc	9,097
10,872	*	Deckers Outdoor Corp	958
148,915		Deere & Co	12,278
612,144	*	Dell, Inc	10,204
28,913	*	Delta Air Lines, Inc	265

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

697,358	*	Denbury Resources, Inc	$13,947
42,374		Dentsply International, Inc	1,614
6,737		Developers Diversified Realty Corp	95
34,409	*	Devon Energy Corp	2,712
3,661		DeVry, Inc	216
23,360	e	Diamond Offshore Drilling, Inc	1,645
67,385	e	Dillard’s, Inc (Class A)	3,513
491,095	*	DIRECTV	24,957
758,597		Discover Financial Services	20,293
1,117	*	Discovery Communications, Inc (Class A)	46
9,262	*	Discovery Communications, Inc (Class C)	339
210,446		DISH Network Corp (Class A)	6,454
12,579	*	Dolby Laboratories, Inc (Class A)	534
3,537	*	Dollar General Corp	120
47,690	*	Dollar Tree, Inc	3,177
93,120		Dominion Resources, Inc	4,495
31,980		Domtar Corporation	3,029
30,898		Dover Corp	2,095
974,123		Dow Chemical Co	35,069
278,343		DR Horton, Inc	3,207
157,051		Dr Pepper Snapple Group, Inc	6,585
113,747	*,e	DSW, Inc (Class A)	5,757
57,731		DTE Energy Co	2,888
148,019		Du Pont (E.I.) de Nemours & Co	8,000
121,520		Duke Energy Corp	2,288
21,624		Duke Realty Corp	303
2,674		Dun & Bradstreet Corp	202
4,940	*,e	Dynegy, Inc (Class A)	31
4,461,573	*	E*Trade Financial Corp	61,570
93,900		East West Bancorp, Inc	1,898
85,090		Eastman Chemical Co	8,685
109,531		Eaton Corp	5,635
6,324		Eaton Vance Corp	191
238,779	*	eBay, Inc	7,705
168,538		Ecolab, Inc	9,502
11,533		Edison International	447
299,880	*	Edwards Lifesciences Corp	26,143
287,071		El Paso Corp	5,799
18,506	*	Electronic Arts, Inc	437
203,550		Eli Lilly & Co	7,639
1,479,240	*	EMC Corp	40,753
115,944		Emerson Electric Co	6,522
110,295	*	Endo Pharmaceuticals Holdings, Inc	4,431
58,400		Endurance Specialty Holdings Ltd	2,414
3,457		Energen Corp	195
80,139	*	Energizer Holdings, Inc	5,799
3,050	*	EnerSys	105
16,377		Entergy Corp	1,118
191,022		EOG Resources, Inc	19,971
22,151		Equifax, Inc	769
14,129		Equitable Resources, Inc	742
111,677		Equity Residential	6,701

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

10,000		Essex Property Trust, Inc	$1,353
35,857		Estee Lauder Cos (Class A)	3,772
26,000	*	Esterline Technologies Corp	1,986
2,270	*	Etrion Corp	2
42,684		Everest Re Group Ltd	3,489
372,261		Exelon Corp	15,948
50,924		Expedia, Inc	1,476
33,180		Expeditors International Washington, Inc	1,698
523,076	*	Express Scripts, Inc	28,236
3,000	*,e	Exterran Holdings, Inc	59
1,764,519		Exxon Mobil Corp	143,598
2,971	*	F5 Networks, Inc	328
210,400	*	Fairchild Semiconductor International, Inc	3,516
51,034		Family Dollar Stores, Inc	2,682
9,674	e	Fastenal Co	348
32,700	*,e	Federal Home Loan Mortgage Corp	11
124,712	*	Federal Mogul Corp (Class A)	2,847
53,500	*,e	Federal National Mortgage Association	18
27,607		Federal Realty Investment Trust	2,352
91,683		FedEx Corp	8,697
603,297	*	Ferro Corp	8,108
44,941		Fidelity National Information Services, Inc	1,384
22,635		Fidelity National Title Group, Inc (Class A)	356
252,615		Fifth Third Bancorp	3,221
42,907	*	Finisar Corp	774
4,625	*	First American Corp	77
4,625		First American Financial Corp	72
79,503		First Horizon National Corp	758
2,843	*,e	First Solar, Inc	376
86,474		FirstEnergy Corp	3,818
24,780	*	Fiserv, Inc	1,552
63,553		Flir Systems, Inc	2,142
10,552		Flowserve Corp	1,160
53,550		Fluor Corp	3,463
3,861		FMC Corp	332
201,519	*	FMC Technologies, Inc	9,026
1,213,453	*	Ford Motor Co	16,734
3,000	*	Forest City Enterprises, Inc (Class A)	56
233,103	*	Forest Laboratories, Inc	9,170
34,416		Fortune Brands, Inc	2,195
7,826	*	Fossil, Inc	921
26,706	*,e	Foster Wheeler AG.	811
65,768		Franklin Resources, Inc	8,635
598,290		Freeport-McMoRan Copper & Gold, Inc (Class B)	31,650
119,040	*,e	Freescale Semiconductor Holdings Ltd	2,189
3,095,748	e	Frontier Communications Corp	24,983
492	*,e	FTI Consulting, Inc	19
43	*	Furiex Pharmaceuticals Inc	1
319,892	*,e	GameStop Corp (Class A)	8,532
188,889		Gap, Inc	3,419
6,982	e	Garmin Ltd	231
36,554		General Dynamics Corp	2,724

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

3,579,783		General Electric Co	$67,516
15,531		General Growth Properties, Inc	259
293,876		General Mills, Inc	10,938
69,850,000	*,m	General Motors Co	0	^
18,159,000	*,m	General Motors Co	0	^
18,106,794	*,e,m	General Motors Co	0	^
26,439,985	*,m	General Motors Co	0	^
29,845,445	*,m	General Motors Co	0	^
19,417,463	*,m	General Motors Co	0	^
4,461,000	*,m	General Motors Co	0	^
208,666	*	General Motors Co	6,335
61,921,000	*,e,m	General Motors Co	0	^
13,592,224	*,m	General Motors Co	0	^
530,757	*,m	General Motors Co	0	^
14,159		Genuine Parts Co	770
16,691	*	Genworth Financial, Inc (Class A)	172
98,000	*	Georgia Gulf Corp	2,366
973,754	*	Gilead Sciences, Inc	40,323
237,413		Goldman Sachs Group, Inc	31,597
217,067		Goodrich Corp	20,730
32,970	*	Goodyear Tire & Rubber Co	553
190,424	*	Google, Inc (Class A)	96,426
4,600	*	Green Mountain Coffee Roasters, Inc	411
204,814		H&R Block, Inc	3,285
1		H.B. Fuller Co	0	^
178,133		H.J. Heinz Co	9,491
310,537		Halliburton Co	15,837
200,000	*	Hanesbrands, Inc	5,710
69,148	*	Hansen Natural Corp	5,598
8,547		Harley-Davidson, Inc	350
30,848		Harris Corp	1,390
4,100		Harsco Corp	134
85,287		Hartford Financial Services Group, Inc	2,249
13,628		Hasbro, Inc	599
266,550	*	HCA Holdings, Inc	8,796
31,618		HCP, Inc	1,160
8,729		Health Care REIT, Inc	458
76,103	*	Health Net, Inc	2,442
325,000	*	Healthsouth Corp	8,531
42,343		Helmerich & Payne, Inc	2,800
9,494	*	Henry Schein, Inc	680
138,078		Herbalife Ltd	7,959
78,863		Hershey Co	4,483
39,740	*	Hertz Global Holdings, Inc	631
127,303		Hess Corp	9,517
1,282,731		Hewlett-Packard Co	46,691
356,090	*	Hologic, Inc	7,182
391,274		Home Depot, Inc	14,172
948,124		Honeywell International, Inc	56,498
85,281		Hormel Foods Corp	2,542
142,564	*	Hospira, Inc	8,078
210,021		Host Marriott Corp	3,560

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

90,320		Hudson City Bancorp, Inc	$740
238,907	*	Human Genome Sciences, Inc	5,863
137,325		Humana, Inc	11,060
1,686,984		Huntington Bancshares, Inc	11,067
2,511	*,e	Huntington Ingalls	87
218,000		Huntsman Corp	4,109
177,668	*	IAC/InterActiveCorp	6,782
2,197	*	IHS, Inc (Class A)	183
241,176		Illinois Tool Works, Inc	13,624
37,986	*	Illumina, Inc	2,855
22,356		Ingersoll-Rand plc	1,015
4,227		Integrys Energy Group, Inc	219
1,916,913		Intel Corp	42,478
190,217	*	IntercontinentalExchange, Inc	23,722
542,892		International Business Machines Corp	93,132
26,632		International Flavors & Fragrances, Inc	1,711
32,766		International Game Technology	576
76,439		International Paper Co	2,279
740,948		Interpublic Group of Cos, Inc	9,262
214,350	*	Intuit, Inc	11,116
18,994	*	Intuitive Surgical, Inc	7,068
45,719		Invesco Ltd	1,070
7,024		Iron Mountain, Inc	239
300,000	e	iShares MSCI Canada Index Fund	9,501
1,995,000		iShares MSCI EAFE Index Fund	119,979
1,792,078	e	iShares MSCI Japan Index Fund	18,691
16,136	*,e	ITT Educational Services, Inc	1,262
14,694		ITT Industries, Inc	866
40,795		J.B. Hunt Transport Services, Inc	1,921
16,437		J.M. Smucker Co	1,256
107,380	*	Jacobs Engineering Group, Inc	4,644
578,249		Jarden Corp	19,955
45,627		JC Penney Co, Inc	1,576
601,113	*	JDS Uniphase Corp	10,015
7,647		Jefferies Group, Inc	156
7,348		John Bean Technologies Corp	142
538,626		Johnson & Johnson	35,829
351,901		Johnson Controls, Inc	14,660
170,870		Joy Global, Inc	16,274
1,750,935		JPMorgan Chase & Co	71,683
131,569	*	Juniper Networks, Inc	4,144
62,277	*	Kansas City Southern Industries, Inc	3,695
402,090		KBR, Inc	15,156
87,748		Kellogg Co	4,854
50,000		Kennametal, Inc	2,111
204,427		Keycorp	1,703
22,454		Kimberly-Clark Corp	1,495
33,448		Kimco Realty Corp	623
4,588	*,e	Kinder Morgan Management LLC	301
121,882	e	Kinder Morgan, Inc	3,502
108,390	*	Kinetic Concepts, Inc	6,247
87,423		Kla-Tencor Corp	3,539

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

270,029		Kohl’s Corp	$13,504
699,719		Kraft Foods, Inc (Class A)	24,651
534,435		Kroger Co	13,254
31,537		L-3 Communications Holdings, Inc	2,758
36,322	*	Laboratory Corp of America Holdings	3,516
146,957	*	Lam Research Corp	6,507
262,286	*	Las Vegas Sands Corp	11,071
127,181		Lear Corp (New)	6,802
8,586		Legg Mason, Inc	281
4,965		Leggett & Platt, Inc	121
34,537		Lender Processing Services, Inc	722
11,028		Leucadia National Corp	376
16,722	*	Level 3 Communications, Inc	41
166,680	*	Lexmark International, Inc (Class A)	4,877
2,303	*	Liberty Global, Inc (Class A)	104
7,493	*	Liberty Global, Inc (Series C)	320
3	*	Liberty Media Corp - Starz	0	^
160,303	*	Liberty Media Holding Corp (Interactive A)	2,688
10,772	e	Liberty Property Trust	351
168,423	*	Life Technologies Corp	8,769
535,237		Limited Brands, Inc	20,580
105,746		Lincoln National Corp	3,013
75,307		Linear Technology Corp	2,487
675	*,e	LinkedIn Corp	61
84,804		Lockheed Martin Corp	6,867
29,210		Loews Corp	1,229
287,011		Lorillard, Inc	31,247
253,292		Lowe’s Cos, Inc	5,904
35,150	*	LSI Logic Corp	250
10,447		Lubrizol Corp	1,403
5,793		M&T Bank Corp	509
35,458		Macerich Co	1,897
862,131		Macy’s, Inc	25,210
1	*	Madison Square Garden, Inc	0	^
4,335		Manpower, Inc	233
250,560		Marathon Oil Corp	13,200
40,958		Marriott International, Inc (Class A)	1,454
171,146		Marsh & McLennan Cos, Inc	5,338
18,260		Marshall & Ilsley Corp	146
1,633	e	Martin Marietta Materials, Inc	131
287,076	*	Marvell Technology Group Ltd	4,239
611,866		Masco Corp	7,361
42,885		Mastercard, Inc (Class A)	12,923
78,467		Mattel, Inc	2,157
308,708		Maxim Integrated Products, Inc	7,891
58,206		McCormick & Co, Inc	2,885
178,625	*	McDermott International, Inc	3,539
338,206		McDonald’s Corp	28,518
114,870		McGraw-Hill Cos, Inc	4,814
62,721		McKesson Corp	5,247
36,517		MDU Resources Group, Inc	822
191,837		Mead Johnson Nutrition Co	12,959

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

24,082		MeadWestvaco Corp	$802
44,125	*	Medco Health Solutions, Inc	2,494
140,476		Medtronic, Inc	5,413
15,819	*	MEMC Electronic Materials, Inc	135
816,798		Merck & Co, Inc	28,825
853,090		Metlife, Inc	37,426
111,895	*	MetroPCS Communications, Inc	1,926
3,869,479	*	MF Global Holdings Ltd	29,950
11,266	*	MGM Mirage	149
10,577	e	Microchip Technology, Inc	401
1,667,460	*	Micron Technology, Inc	12,473
5,112,248		Microsoft Corp	132,917
3,252	*	Mohawk Industries, Inc	195
5,897		Molson Coors Brewing Co (Class B)	264
367,059		Monsanto Co	26,626
247,056		Moody’s Corp	9,475
276,531		Morgan Stanley	6,363
71,427		Mosaic Co	4,838
19,239	*	Motorola Mobility Holdings, Inc	424
52,494	*	Motorola, Inc	2,417
35,582		Murphy Oil Corp	2,336
616,915	*	Mylan Laboratories, Inc	15,219
953	*	Myriad Genetics, Inc	22
62,225	*	Nabors Industries Ltd	1,533
7,925	*	Nasdaq Stock Market, Inc	201
180,486		National Oilwell Varco, Inc	14,116
13,104		National Semiconductor Corp	322
11,100	*	Navistar International Corp	627
37,441	*	NetApp, Inc	1,976
29,826	*	NetFlix, Inc	7,835
36,770		New York Community Bancorp, Inc	551
293,992		Newell Rubbermaid, Inc	4,639
7,368	*	Newfield Exploration Co	501
27,874		Newmont Mining Corp	1,504
66,512		News Corp (Class A)	1,177
15,898		News Corp (Class B)	287
68,480		NextEra Energy, Inc	3,935
311,641	*	NII Holdings, Inc (Class B)	13,207
31,233		Nike, Inc (Class B)	2,810
90,938		NiSource, Inc	1,841
77,828		Noble Corp	3,067
147,024		Noble Energy, Inc	13,178
203,151		Nordstrom, Inc	9,536
122,410		Norfolk Southern Corp	9,172
42,624		Northeast Utilities	1,499
17,209		Northern Trust Corp	791
39,707		Northrop Grumman Corp	2,754
146,700	*	Novellus Systems, Inc	5,302
299,460	*	NRG Energy, Inc	7,360
30,299		NSTAR	1,393
378,751		Nu Skin Enterprises, Inc (Class A)	14,222
189,460	*	Nuance Communications, Inc	4,068

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

11,890		Nucor Corp	$490
30,976	*	Nvidia Corp	494
17,557	*	NVR, Inc	12,737
14,691		NYSE Euronext	503
908,835		Occidental Petroleum Corp	94,556
10,400	*	Office Depot, Inc	44
44,970		Old Republic International Corp	528
6,922		Omnicare, Inc	221
84,812		Omnicom Group, Inc	4,085
540,000	*	ON Semiconductor Corp	5,654
30,480		Oneok, Inc	2,256
2,437,728		Oracle Corp	80,225
2,303		Oracle Corp Japan	100
5,113	*	O’Reilly Automotive, Inc	335
796,024	*	Orient-Express Hotels Ltd (Class A)	8,557
10,822	*	Owens-Illinois, Inc	279
419,831		Paccar, Inc	21,449
45,549		Pall Corp	2,561
10,900	*	Panera Bread Co (Class A)	1,370
128,058		Parker Hannifin Corp	11,492
221,089		PartnerRe Ltd	15,222
9,647		Patterson Cos, Inc	317
10,761		Patterson-UTI Energy, Inc	340
51,940		Paychex, Inc	1,596
46,141		Peabody Energy Corp	2,718
75,000	*	Penn National Gaming, Inc	3,026
10,920		Pentair, Inc	441
73,147		People’s United Financial, Inc	983
75,063		Pepco Holdings, Inc	1,473
973,715		PepsiCo, Inc	68,579
225,857		PerkinElmer, Inc	6,078
82,995		Perrigo Co	7,293
19,992	*	PetroHawk Energy Corp	493
339,131		Petsmart, Inc	15,386
5,627,013		Pfizer, Inc	115,917
178,900		PG&E Corp	7,519
5,984		Pharmaceutical Product Development, Inc	161
40,000	*	Pharmasset, Inc	4,488
48,556		Pinnacle West Capital Corp	2,165
66,660		Pioneer Natural Resources Co	5,971
22,675	e	Pitney Bowes, Inc	521
96,653	*	Plains Exploration & Production Co	3,684
17,641		Plum Creek Timber Co, Inc	715
249,109		PNC Financial Services Group, Inc	14,849
20,391		Polo Ralph Lauren Corp (Class A)	2,704
115,932		PPG Industries, Inc	10,525
170,746		PPL Corp	4,752
38,199		Praxair, Inc	4,140
188,412		Precision Castparts Corp	31,022
7,514	*	Priceline.com, Inc	3,847
156,686		Principal Financial Group	4,766
898,094		Procter & Gamble Co	57,093

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

85,617		Progress Energy, Inc	$4,110
36,672		Progressive Corp	784
849,684		Prudential Financial, Inc	54,032
213,077	*	PSS World Medical, Inc	5,968
445,903		Public Service Enterprise Group, Inc	14,554
34,424		Public Storage, Inc	3,925
133,366	*	Pulte Homes, Inc	1,022
1,114,630		Qualcomm, Inc	63,299
11,509	*	Quanta Services, Inc	232
9,294		Quest Diagnostics, Inc	549
106,698		Questar Corp	1,890
113,304		Questar Market Resources, Inc	4,740
11,828		R.R. Donnelley & Sons Co	232
40,330	e	RadioShack Corp	537
7,844	*	Ralcorp Holdings, Inc	679
13,450		Range Resources Corp	746
9,513		Raven Industries, Inc	530
50,313		Rayonier, Inc	3,288
84,233		Raytheon Co	4,199
30,307	*	Red Hat, Inc	1,391
7,698		Regency Centers Corp	338
296,727		Regions Financial Corp	1,840
10,800		Reinsurance Group of America, Inc (Class A)	657
12,000		Reliance Steel & Aluminum Co	596
214,489		RenaissanceRe Holdings Ltd	15,004
417,064		Republic Services, Inc	12,866
83,805		Reynolds American, Inc	3,105
4,783		Robert Half International, Inc	129
2,459		Rock-Tenn Co (Class A)	163
29,239		Rockwell Automation, Inc	2,537
173,506		Rockwell Collins, Inc	10,704
155,516		Roper Industries, Inc	12,954
163,092		Ross Stores, Inc	13,067
199,885	*	Rowan Cos, Inc	7,758
82,554	*,e	Royal Caribbean Cruises Ltd	3,107
57,316	*	RRI Energy, Inc	221
104,567		Safeway, Inc	2,444
121,260	*	SAIC, Inc	2,040
4,292	*	Salesforce.com, Inc	639
165,200	*	SanDisk Corp	6,856
86,560		Sara Lee Corp	1,644
11,052	*	SBA Communications Corp (Class A)	422
11,912	e	SCANA Corp	469
751,200		Schlumberger Ltd	64,905
65,450		Schnitzer Steel Industries, Inc (Class A)	3,770
30,203		Scripps Networks Interactive (Class A)	1,476
19,880		SEACOR Holdings, Inc	1,987
4,088,172		Seagate Technology, Inc	66,065
5,855		Sealed Air Corp	139
1,585	*,e	Sears Holdings Corp	113
7,706		SEI Investments Co	173
351,591		Sempra Energy	18,592

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

36,917		Sherwin-Williams Co	$3,096
22,625		Sigma-Aldrich Corp	1,660
183,611		Simon Property Group, Inc	21,340
135,372	*,e	Sirius XM Radio, Inc	296
27,832		SL Green Realty Corp	2,306
75,251		SLM Corp	1,265
435,000	*	Smithfield Foods, Inc	9,513
194,462		Sotheby’s (Class A)	8,460
535,083		Southern Co	21,606
6,329		Southwest Airlines Co	72
102,276	*	Southwestern Energy Co	4,386
1,359,500	e	SPDR Trust Series 1	179,412
72,565		Spectra Energy Corp	1,989
112,928	*	Spirit Aerosystems Holdings, Inc (Class A)	2,484
2,279,639	*	Sprint Nextel Corp	12,287
1,843		SPX Corp	152
98,091		St. Jude Medical, Inc	4,677
5,897		Stanley Works	425
515,366		Staples, Inc	8,143
171,926		Starbucks Corp	6,789
76,697		Starwood Hotels & Resorts Worldwide, Inc	4,298
169,962		State Street Corp	7,664
27,303	*	Stericycle, Inc	2,433
108,448		Stryker Corp	6,365
4,193		Sunoco, Inc	175
175	*,e	Sunpower Corp (Class A)	3
230,336		SunTrust Banks, Inc	5,943
56,800	e	Supervalu, Inc	534
1,261,937	*	Symantec Corp	24,885
8,220	*	Synopsys, Inc	211
77,235		Sysco Corp	2,408
16,317		T Rowe Price Group, Inc	985
351,441		Target Corp	16,486
43,230		Taubman Centers, Inc	2,559
93,455		TD Ameritrade Holding Corp	1,823
24,300		Telephone & Data Systems, Inc	755
74,341	*	Teradata Corp	4,475
81,750	*	Teradyne, Inc	1,210
719,045		Texas Instruments, Inc	23,605
417,742		Textron, Inc	9,863
347,116	*	Thermo Electron Corp	22,350
29,876		Tiffany & Co	2,346
230,428		Time Warner Cable, Inc	17,983
40,771		Time Warner, Inc	1,483
106,233		Timken Co	5,354
188,371		TJX Companies, Inc	9,895
4,918	*	Toll Brothers, Inc	102
252,626	e	TonenGeneral Sekiyu KK	3,107
32,366		Torchmark Corp	2,076
49,176		Toro Co	2,975
77,120		Total System Services, Inc	1,433
54,204		TransDigm Group, Inc	4,943

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

20,021		Transocean Ltd	$1,307
42,704		Travelers Cos, Inc	2,493
176,981	*	TRW Automotive Holdings Corp	10,447
124,711		Tupperware Corp	8,412
331,115	e	Tyco Electronics Ltd	12,172
788,690		Tyco International Ltd	38,985
249,193		Tyson Foods, Inc (Class A)	4,839
234,988	*	UAL Corp	5,318
13,324	*	Ultra Petroleum Corp	610
376,015		Union Pacific Corp	39,256
20,890	*,e	Unisys Corp	537
671,114		United Parcel Service, Inc (Class B)	48,945
4,914	e	United States Steel Corp	226
145,416		United Technologies Corp	12,871
1,045,905		UnitedHealth Group, Inc	53,948
194,153		UnumProvident Corp	4,947
7,937	*	Urban Outfitters, Inc	223
36,058	*	URS Corp	1,613
1,789,132		US Bancorp	45,640
154,952		Valero Energy Corp	3,962
346,954	*	Vanda Pharmaceuticals, Inc	2,477
28,267	*	Varian Medical Systems, Inc	1,979
123,710	*,e	Veeco Instruments, Inc	5,989
24,551		Ventas, Inc	1,294
109,043	*	VeriFone Systems, Inc	4,836
42,043		VeriSign, Inc	1,407
41,684	*	Verisk Analytics, Inc	1,443
1,357,081		Verizon Communications, Inc	50,524
11,058	*	Vertex Pharmaceuticals, Inc	575
31,858		VF Corp	3,459
1,021,090		Viacom, Inc (Class B)	52,076
61,535		Virgin Media, Inc	1,842
85,541		Visa, Inc (Class A)	7,208
301,118	*	Vishay Intertechnology, Inc	4,529
586,600	*	Visteon Corp	40,130
190,798	*	VMware, Inc (Class A)	19,124
80,090		Vornado Realty Trust	7,463
4,493	e	Vulcan Materials Co	173
7,399		W.R. Berkley Corp	240
18,548		W.W. Grainger, Inc	2,850
73,648	*	WABCO Holdings, Inc	5,086
85,205		Walgreen Co	3,618
490,282		Wal-Mart Stores, Inc	26,054
1,349,266		Walt Disney Co	52,676
424,205		Walter Energy, Inc	49,123
635,265		Warner Chilcott plc	15,329
3,877	e	Washington Post Co (Class B)	1,624
169,381		Waste Management, Inc	6,313
45,935	*	Waters Corp	4,398
750,086	*	Watson Pharmaceuticals, Inc	51,553
82,132	*	Weatherford International Ltd	1,540
44,000		Weight Watchers International, Inc	3,322

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)

26,980	*	WellCare Health Plans, Inc	$1,387
414,703		WellPoint, Inc	32,666
4,151,408		Wells Fargo & Co	116,488
25,000		Westar Energy, Inc	673
127,872	*	Western Digital Corp	4,652
485,554		Western Union Co	9,726
42,400	e	Westlake Chemical Corp	2,201
176,757	*	Westway Group, Inc	857
21,932		Weyerhaeuser Co	479
56,756		Whirlpool Corp	4,615
300		White Mountains Insurance Group Ltd	126
26,624	*	Whiting Petroleum Corp	1,515
98,356		Whole Foods Market, Inc	6,241
324,597		Williams Cos, Inc	9,819
145,300		Williams-Sonoma, Inc	5,302
22,620	e	Willis Group Holdings plc	930
26,443	e	Windstream Corp	343
89,242		Wisconsin Energy Corp	2,798
113,200	*	WMS Industries, Inc	3,478
217,096	*	WR Grace & Co	9,906
2,862		Wynn Resorts Ltd	411
458,365		Xcel Energy, Inc	11,138
1,048,435		Xerox Corp	10,914
50,971		Xilinx, Inc	1,859
444,940		XL Capital Ltd	9,780
1,032,461	*	Yahoo!, Inc	15,528
209,000		Yum! Brands, Inc	11,545
53,469	*	Zimmer Holdings, Inc	3,379
34,526		Zions Bancorporation	829

		TOTAL UNITED STATES	7,293,473

VIRGIN ISLANDS, BRITISH - 0.0%
180,479	e	Arcos Dorados Holdings, Inc	3,806

		TOTAL VIRGIN ISLANDS, BRITISH	3,806

		TOTAL COMMON STOCKS	15,087,870

		(Cost $13,176,722)

RIGHTS / WARRANTS - 0.2%
AUSTRALIA - 0.0%
681,005	m	GPT Group	0	^

		TOTAL AUSTRALIA	0	^

FRANCE - 0.0%
59,520	e	Sanofi-Aventis S.A.	143

		TOTAL FRANCE	143

ITALY - 0.0%
2,895	e	Fondiaria-Sai S.p.A	7

		TOTAL ITALY	7

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)

MALAYSIA - 0.0%
51,780		IJM Land BHD			$25

		TOTAL MALAYSIA			25

SPAIN - 0.0%
60,401	e	Banco Popular Espanol S.A.			4
110,004		Criteria Caixacorp S.A.			8
11,789	e,m	Zardoya Otis S.A.			9

		TOTAL SPAIN			21

UNITED STATES - 0.2%
759		American International Group, Inc			8
968,947		General Motors Co			15,435
968,947		General Motors Co			20,735

		TOTAL UNITED STATES			36,178

		TOTAL RIGHTS / WARRANTS			36,374

		(Cost $51,347)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 7.3%
TREASURY DEBT - 1.2%
$32,800,000		United States Treasury Bill	0.085%	07/14/11	32,799
8,600,000		United States Treasury Bill	0.100	08/25/11	8,599
10,000,000		United States Treasury Bill	0.125	09/15/11	10,000
27,700,000		United States Treasury Bill	0.050	10/20/11	27,697
50,000,000		United States Treasury Bill	0.065	11/10/11	49,989
50,000,000		United States Treasury Bill	0.065	12/22/11	49,978

		TOTAL TREASURY DEBT			179,062

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%
REPURCHASE AGREEMENTS - 5.2%
27,868,000	n	Barclay Capital	0.010	7/01/11	27,868
150,000,000	o	BNP	0.010	7/01/11	150,000
100,000,000	p	Calyon	0.010	7/01/11	100,000
37,000,000	q	Citigroup	0.010	7/01/11	37,000
133,000,000	r	CSFB	0.010	7/01/11	133,000
35,000,000	s	Merrill Lynch	0.005	7/01/11	35,000
80,000,000	t	MF Global, Inc	0.010	7/01/11	80,000
30,000,000	u	Morgan Stanley	0.001	7/01/11	30,000
85,000,000	v	Nomura Securities	0.010	7/01/11	85,000
41,000,000	w	Societe Generale	0.010	7/01/11	41,000
73,000,000	x	UBS Warburg	0.010	7/01/11	73,000

		TOTAL REPURCHASE AGREEMENTS			791,868

VARIABLE RATE SECURITY - 0.9%
11,000,000		American Express Credit Account Master	0.490	10/15/12	11,032
5,000,000		Bank One Issuance Trust	0.520	07/15/11	5,000

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,000,000	Capital One Multi-Asset Execution Trust	0.580%	08/15/11	$8,001
9,000,000	Chase Issuance Trust 2007	0.550	06/15/12	8,994
2,844,977	GE Equipment Midticket LLC	0.490	11/14/11	2,844
20,000,000	General Electric Cap Corp	0.600	09/28/11	20,020
3,000,000	General Electric Cap Corp	0.720	11/21/11	3,002
3,432,911	Granite Master Issuer plc 2006	0.530	12/20/50	3,251
2,942,494	Granite Master Issuer plc 2007	0.450	12/20/50	2,787
1,621,889	Medallion Trust Series 2005	0.430	08/22/36	1,569
7,383,694	Nelnet Student Loan Trust 2006	0.420	11/23/18	7,371
2,913,805	Nelnet Student Loan Trust 2007	0.500	09/25/18	2,904
25,000,000	Permanent Master Issuer plc	0.750	10/15/33	24,881
3,340,370	Puma Global Mortgage Backed Trust	0.460	02/21/38	3,118
1,862,784	SLM Student Loan Trust 2006	0.450	01/25/19	1,862
30,000,000	SLM Student Loan Trust 2007	0.470	01/25/19	29,019
7,998,907	SLM Student Loan Trust 2008	0.620	10/25/16	8,018
1,349,962	Wachovia Student Loan Trust 2005	0.460	04/25/17	1,350

	TOTAL VARIABLE RATE SECURITY			145,023

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			936,891

	TOTAL SHORT-TERM INVESTMENTS			1,115,953

	(Cost $1,117,256)
	TOTAL INVESTMENTS - 105.7%			16,240,197
	(Cost $14,345,325)
	OTHER ASSETS & LIABILITIES, NET - (5.7)%			(874,329)

	NET ASSETS - 100.0%			$15,365,868

	Abbreviation(s):
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
f	Restricted security. At 6/30/2011, the value of these securities amounted to $6,420,000 or 0.0% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $2,881,000 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.
n	Agreement with Barclays Capital, 0.01% dated 06/30/11 to be repurchased at $27,868,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $28,425,000.
o	Agreement with BNP, 0.01% dated 06/30/11 to be repurchased at $150,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $153,000,000.
p	Agreement with Calyon, 0.01% dated 06/30/11 to be repurchased at $100,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $102,000,000.
q	Agreement with Citgroup, 0.01% dated 06/30/11 to be repurchased at $37,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $37,740,000.
r	Agreement with CSFB, 0.01% dated 06/30/11 to be repurchased at $133,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $135,661,000.
s	Agreement with Merrill Lynch, 0.01% dated 06/30/11 to be repurchased at $35,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $35,700,000.
t	Agreement with MF Global, 0.01% dated 06/30/11 to be repurchased at $80,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $81,600,000.
u	Agreement with Morgan Stanley, 0.00% dated 06/30/11 to be repurchased at $30,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $30,600,000.
v	Agreement with Nomura Securities, 0.01% dated 06/30/11 to be repurchased at $85,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $86,700,000.
w	Agreement with Societe Generale, 0.01% dated 06/30/11 to be repurchased at $41,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $41,820,000.
x	Agreement with UBS Warburg, 0.01% dated 06/30/11 to be repurchased at $73,000,000 on 07/01/11, collateralized by U.S. Government Agencies Securities valued at $74,460,000.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
June 30, 2011

SECTOR	VALUE (000)	% OF NET ASSETS

FINANCIALS	$2,995,053	19.5%
INFORMATION TECHNOLOGY	1,927,008	12.5
CONSUMER DISCRETIONARY	1,856,480	12.1
INDUSTRIALS	1,783,359	11.6
ENERGY	1,584,520	10.3
HEALTH CARE	1,518,923	9.9
CONSUMER STAPLES	1,312,855	8.5
MATERIALS	1,304,455	8.5
TELECOMMUNICATION SERVICES	460,564	3.0
UTILITIES	381,027	2.5
SHORT - TERM INVESTMENTS	1,115,953	7.3
OTHER ASSETS & LIABILITIES, NET	(874,329)	(5.7)

NET ASSETS	$15,365,868	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 1.5%
228,342	*	BorgWarner, Inc	$18,448
420,700	*	Federal Mogul Corp (Class A)	9,605
3,216,929	*	Ford Motor Co	44,362
148,780		Gentex Corp	4,498
918,827	*	Goodyear Tire & Rubber Co	15,409
252,903		Harley-Davidson, Inc	10,361
29,900		Hyundai Mobis	11,250
1,497,698		Johnson Controls, Inc	62,393
230,100		Lear Corp (New)	12,306
55,353	*	Tesla Motors, Inc	1,612
374,823	*	TRW Automotive Holdings Corp	22,125

		TOTAL AUTOMOBILES & COMPONENTS	212,369

BANKS - 0.1%
42,487		Hudson City Bancorp, Inc	348
72,867		People’s United Financial, Inc	979
371,149		Wells Fargo & Co	10,414

		TOTAL BANKS	11,741

CAPITAL GOODS - 10.2%
678,183		3M Co	64,325
57,642	*	Aecom Technology Corp	1,576
2,348		Alliant Techsystems, Inc	167
170,226		Ametek, Inc	7,643
2,269		Armstrong World Industries, Inc	103
126,997	*	Babcock & Wilcox Co	3,519
99,253	*	BE Aerospace, Inc	4,051
1,231,970		Boeing Co	91,080
79,587		Bucyrus International, Inc (Class A)	7,295
5,375		Carlisle Cos, Inc	265
1,199,697		Caterpillar, Inc	127,719
3,693,820		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	7,073
367,541		Chicago Bridge & Iron Co NV	14,297
292,100	*	CNH Global NV	11,290
120,534		Cooper Industries plc	7,192
483,869		Cummins, Inc	50,076
1,202,656		Danaher Corp	63,729
809,129		Deere & Co	66,713
82,272		Donaldson Co, Inc	4,992
356,160		Dover Corp	24,148
236,604		Eaton Corp	12,173

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

1,753,844		Emerson Electric Co	$98,654
318,594		Fastenal Co	11,466
54,932		Flowserve Corp	6,036
188,391		Fluor Corp	12,181
181,638		Gardner Denver, Inc	15,267
109,094	*	General Cable Corp	4,645
526,451		Goodrich Corp	50,276
65,045		Graco, Inc	3,295
7,215		Harsco Corp	235
1,454,575		Honeywell International, Inc	86,678
80,193		IDEX Corp	3,677
455,172		Illinois Tool Works, Inc	25,713
283,788		Ingersoll-Rand plc	12,887
378,150		Joy Global, Inc	36,015
430,318		KBR, Inc	16,219
178,209		Kennametal, Inc	7,522
57,704		Lennox International, Inc	2,485
65,049		Lincoln Electric Holdings, Inc	2,332
269,484		Lockheed Martin Corp	21,820
141,085		Manitowoc Co, Inc	2,376
386,869		Masco Corp	4,655
46,405		MSC Industrial Direct Co (Class A)	3,077
44,415	*	Navistar International Corp	2,508
65,547		Nordson Corp	3,595
395,011		Paccar, Inc	20,181
125,680		Pall Corp	7,067
325,289		Parker Hannifin Corp	29,191
42,229	*	Polypore International, Inc	2,865
711,492		Precision Castparts Corp	117,148
155,956		Rockwell Automation, Inc	13,531
166,510		Rockwell Collins, Inc	10,272
515,224		Roper Industries, Inc	42,918
11,427		Snap-On, Inc	714
17,196	*	Spirit Aerosystems Holdings, Inc (Class A)	378
15,133		SPX Corp	1,251
22,717		Textron, Inc	536
9,816	*	Thomas & Betts Corp	529
426,485		Timken Co	21,495
33,396		Toro Co	2,020
53,989		TransDigm Group, Inc	4,923
212,400		Tyco International Ltd	10,499
1,320,163		United Technologies Corp	116,848
23,525		Valmont Industries, Inc	2,268
128,219		W.W. Grainger, Inc	19,701
72,923	*	WABCO Holdings, Inc	5,036
22,003	*	WESCO International, Inc	1,190
52,149		Westinghouse Air Brake Technologies Corp	3,427

		TOTAL CAPITAL GOODS	1,437,028

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
6,855		Avery Dennison Corp	$265
66,505	*	Copart, Inc	3,099
8,000		Covanta Holding Corp	132
55,829		Dun & Bradstreet Corp	4,217
6,768		Equifax, Inc	235
51,885	*	IHS, Inc (Class A)	4,328
194,804		Iron Mountain, Inc	6,641
4,208	*	KAR Auction Services, Inc	80
75,057	*	NIELSEN HOLDINGS B.V.	2,339
162,621		Robert Half International, Inc	4,396
182,883	*	Stericycle, Inc	16,298
12,785		Towers Watson & Co	840
111,033	*	Verisk Analytics, Inc	3,844
440,776		Waste Connections, Inc	13,986

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	60,700

CONSUMER DURABLES & APPAREL - 2.0%
1,582,667		Burberry Group plc	36,804
318,569		Coach, Inc	20,366
41,794	*	Deckers Outdoor Corp	3,684
230,837	*	Fossil, Inc	27,174
7,368		Garmin Ltd	243
101,939	*	Hanesbrands, Inc	2,910
49,824		Harman International Industries, Inc	2,270
133,118		Hasbro, Inc	5,848
933,727		Jarden Corp	32,223
116,112		Leggett & Platt, Inc	2,831
173,440		LVMH Moet Hennessy Louis Vuitton S.A.	31,167
279,108		Mattel, Inc	7,673
586,850		Nike, Inc (Class B)	52,805
107,737		Phillips-Van Heusen Corp	7,054
34,995		Polaris Industries, Inc	3,890
67,871		Polo Ralph Lauren Corp (Class A)	9,000
75,635	*	Tempur-Pedic International, Inc	5,130
490,447		Tupperware Corp	33,081
39,348	*	Under Armour, Inc (Class A)	3,042

		TOTAL CONSUMER DURABLES & APPAREL	287,195

CONSUMER SERVICES - 3.2%
130,369	*	Apollo Group, Inc (Class A)	5,695
44,231	*	Bally Technologies, Inc	1,799
748,616		Brinker International, Inc	18,311
115,323	*	Chipotle Mexican Grill, Inc (Class A)	35,541
2,133		Choice Hotels International, Inc	71
151,309		Darden Restaurants, Inc	7,529
60,436		DeVry, Inc	3,574
194,076		H&R Block, Inc	3,113
168,542		International Game Technology	2,963
30,332	*	ITT Educational Services, Inc	2,373
1,713,726	*	Las Vegas Sands Corp	72,336
300,636		Marriott International, Inc (Class A)	10,670
1,121,261		McDonald’s Corp	94,546
1,797,200	*	MGM China Holdings Ltd	3,307
83,948	*	MGM Mirage	1,109

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

761,376	*	Orient-Express Hotels Ltd (Class A)	$8,185
32,495	*	Panera Bread Co (Class A)	4,083
81,331	*	Royal Caribbean Cruises Ltd	3,061
3,748,100	*	Sands China Ltd	10,159
2,466,207		Starbucks Corp	97,392
210,747		Starwood Hotels & Resorts Worldwide, Inc	11,810
163,853		Weight Watchers International, Inc	12,365
85,611		Wynn Resorts Ltd	12,289
502,052		Yum! Brands, Inc	27,733

		TOTAL CONSUMER SERVICES	450,014

DIVERSIFIED FINANCIALS - 3.8%
117,719	*	Affiliated Managers Group, Inc	11,943
686,955		American Express Co	35,515
321,900		Ameriprise Financial, Inc	18,567
248,637		BlackRock, Inc	47,691
384,605		Blackstone Group LP	6,369
56,818		CBOE Holdings, Inc	1,398
2,375,812		Charles Schwab Corp	39,082
113,757		CME Group, Inc	33,170
58,305		Discover Financial Services	1,560
125,825		Eaton Vance Corp	3,804
79,256		Federated Investors, Inc (Class B)	1,889
247,020		Franklin Resources, Inc	32,431
23,857	*	Green Dot Corp	811
31,669		Greenhill & Co, Inc	1,704
427,982	*	IntercontinentalExchange, Inc	53,374
2,670,750		iShares Russell 1000 Growth Index Fund	162,596
119,926		Lazard Ltd (Class A)	4,449
31,289	*	LPL Investment Holdings, Inc	1,070
457,972		Moody’s Corp	17,563
129,870	*	MSCI, Inc (Class A)	4,894
16,065	*	Nasdaq Stock Market, Inc	406
87,473		NYSE Euronext	2,998
160,749		SEI Investments Co	3,618
280,642		T Rowe Price Group, Inc	16,934
246,219		TD Ameritrade Holding Corp	4,804
412,141		Waddell & Reed Financial, Inc (Class A)	14,981

		TOTAL DIVERSIFIED FINANCIALS	523,621

ENERGY - 10.4%
137,314	*	Alpha Natural Resources, Inc	6,240
703,100		Anadarko Petroleum Corp	53,970
324,384		Apache Corp	40,026
24,650		Arch Coal, Inc	657
12,230	*	Atwood Oceanics, Inc	540
186,925		Baker Hughes, Inc	13,563
126,501	*	Brigham Exploration Co	3,786
112,945		Cabot Oil & Gas Corp	7,489
195,189	*	Cameron International Corp	9,816
20,724		CARBO Ceramics, Inc	3,377
831,161		Cenovus Energy, Inc	31,302

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

278,122		Chevron Corp	$28,602
27,554		Cimarex Energy Co	2,478
119,251	*	Cobalt International Energy, Inc	1,625
956,065	*	Concho Resources, Inc	87,816
244,873		Consol Energy, Inc	11,871
45,291	*	Continental Resources, Inc	2,940
49,290		Core Laboratories NV	5,498
1,161,875		Crescent Point Energy Corp	53,694
1,423,995	*	Denbury Resources, Inc	28,480
35,084		Diamond Offshore Drilling, Inc	2,470
86,194	*	Dresser-Rand Group, Inc	4,633
782,079		El Paso Corp	15,798
290,081		EOG Resources, Inc	30,328
65,233		Equitable Resources, Inc	3,426
152,113		EXCO Resources, Inc	2,685
5,084,830	d	Exxon Mobil Corp	413,804
259,540	*	FMC Technologies, Inc	11,625
96,478	*	Forest Oil Corp	2,577
115,394		Frontier Oil Corp	3,728
1,210,453		Halliburton Co	61,733
95,518		Helmerich & Payne, Inc	6,316
47,582		Holly Corp	3,302
125,948		Kinder Morgan, Inc	3,618
30,050	*	Kosmos Energy LLC	510
221,640	*	McDermott International, Inc	4,391
31,957		Murphy Oil Corp	2,098
715,940		National Oilwell Varco, Inc	55,994
83,820	*	Newfield Exploration Co	5,701
38,347		Noble Energy, Inc	3,437
570,925		Occidental Petroleum Corp	59,399
117,262		Oceaneering International, Inc	4,749
46,525	*	Oil States International, Inc	3,718
18,605		Patterson-UTI Energy, Inc	588
292,518		Peabody Energy Corp	17,232
271,843	*	PetroHawk Energy Corp	6,706
621,749		Petroleo Brasileiro S.A. (ADR)	21,052
102,368		Pioneer Natural Resources Co	9,169
149,932		Questar Market Resources, Inc	6,272
7,745	*	Quicksilver Resources, Inc	114
171,319		Range Resources Corp	9,508
22,705	*	Rowan Cos, Inc	881
46,415		RPC, Inc	1,139
442,809	*	SandRidge Energy, Inc	4,720
2,733,176		Schlumberger Ltd	236,145
375,923	*	Southwestern Energy Co	16,120
55,573		St. Mary Land & Exploration Co	4,084
486,504		Suncor Energy, Inc (NY)	19,022
86,014	*	Superior Energy Services	3,195
432,500		Tullow Oil plc	8,613
163,536	*	Ultra Petroleum Corp	7,490
126,817	*	Whiting Petroleum Corp	7,217

		TOTAL ENERGY	1,479,077

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

FOOD & STAPLES RETAILING - 1.8%
4,731	*	BJ’s Wholesale Club, Inc	$238
1,081,548		Costco Wholesale Corp	87,864
926,722		Kroger Co	22,983
630,774		Sysco Corp	19,668
933,878		Walgreen Co	39,652
1,452,179		Wal-Mart Stores, Inc	77,169
167,058		Whole Foods Market, Inc	10,600

		TOTAL FOOD & STAPLES RETAILING	258,174

FOOD, BEVERAGE & TOBACCO - 5.3%
2,026,700		Altria Group, Inc	53,525
94,469		Brown-Forman Corp (Class B)	7,056
40,712		Bunge Ltd	2,807
143,151		Campbell Soup Co	4,946
2,930,322		Coca-Cola Co	197,182
1,957,362		Coca-Cola Enterprises, Inc	57,116
55,647		ConAgra Foods, Inc	1,436
66,590		Corn Products International, Inc	3,681
239,190		Dr Pepper Snapple Group, Inc	10,029
120,833		Flowers Foods, Inc	2,663
519,390		General Mills, Inc	19,333
132,749	*	Green Mountain Coffee Roasters, Inc	11,849
203,056		H.J. Heinz Co	10,819
232,048	*	Hansen Natural Corp	18,784
122,591		Hershey Co	6,969
78,703		Hormel Foods Corp	2,346
365,805		InBev NV	21,230
245,584		Kellogg Co	13,586
131,268		Lorillard, Inc	14,291
97,980		McCormick & Co, Inc	4,857
40,434		Mead Johnson Nutrition Co	2,731
1,707,076		PepsiCo, Inc	120,230
2,459,417		Philip Morris International, Inc	164,215
110,541		Reynolds American, Inc	4,096
524,714		Sara Lee Corp	9,964

		TOTAL FOOD, BEVERAGE & TOBACCO	765,741

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
297,500		Aetna, Inc	13,117
165,592	*	Allscripts Healthcare Solutions, Inc	3,216
31,526	*	Amerigroup Corp	2,222
500,197		AmerisourceBergen Corp	20,708
92,496		Bard (C.R.), Inc	10,162
722,527		Baxter International, Inc	43,128
236,234		Becton Dickinson & Co	20,356
91,495	*	Brookdale Senior Living, Inc	2,219
304,969		Cardinal Health, Inc	13,852
75,539	*	CareFusion Corp	2,052
45,982	*	Catalyst Health Solutions, Inc	2,567
704,816	*	Cerner Corp	43,071

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

167,349		Cigna Corp	$8,607
122,751		Cooper Cos, Inc	9,727
288,571		Covidien plc	15,361
213,231	*	DaVita, Inc	18,468
68,566		Dentsply International, Inc	2,611
556,701	*	Edwards Lifesciences Corp	48,533
14,123	*	Emdeon, Inc	185
911,486	*	Express Scripts, Inc	49,201
54,320	*	Gen-Probe, Inc	3,756
85,048	*	HCA Holdings, Inc	2,807
266,830	*	Health Management Associates, Inc (Class A)	2,876
54,746	*	Henry Schein, Inc	3,919
57,244		Hill-Rom Holdings, Inc	2,636
798,315	*	Hologic, Inc	16,102
62,116	*	Idexx Laboratories, Inc	4,818
277,485	*	Intuitive Surgical, Inc	103,254
164,297	*	Kinetic Concepts, Inc	9,468
108,257	*	Laboratory Corp of America Holdings	10,478
106,526		Lincare Holdings, Inc	3,118
385,877		McKesson Corp	32,279
432,111	*	Medco Health Solutions, Inc	24,423
996,556		Medtronic, Inc	38,397
49,801		Patterson Cos, Inc	1,638
52,004	*	Pediatrix Medical Group, Inc	3,754
152,864		Quest Diagnostics, Inc	9,034
161,788	*	Resmed, Inc	5,007
60,257	*	Sirona Dental Systems, Inc	3,200
351,194		St. Jude Medical, Inc	16,745
335,811		Stryker Corp	19,709
64,862	*	SXC Health Solutions Corp	3,822
29,156	*	Tenet Healthcare Corp	182
61,627	*	Thoratec Corp	2,023
254,073		UnitedHealth Group, Inc	13,105
97,641		Universal Health Services, Inc (Class B)	5,031
184,496	*	Varian Medical Systems, Inc	12,918

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	683,862

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
464,793		Avon Products, Inc	13,014
94,050		Church & Dwight Co, Inc	3,813
8,378		Clorox Co	565
476,534		Colgate-Palmolive Co	41,654
678,457		Estee Lauder Cos (Class A)	71,367
424,972		Herbalife Ltd	24,495
370,013		Kimberly-Clark Corp	24,628
201,655		Procter & Gamble Co	12,819

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	192,355

INSURANCE - 0.4%
297,719		ACE Ltd	19,597
387,969		Aflac, Inc	18,110
262,055		Axis Capital Holdings Ltd	8,113

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

29,897		Erie Indemnity Co (Class A)	$2,114
354,062		Metlife, Inc	15,533
9,345		Validus Holdings Ltd	289

		TOTAL INSURANCE	63,756

MATERIALS - 6.4%
226,788		Air Products & Chemicals, Inc	21,676
87,841		Airgas, Inc	6,152
17,407		AK Steel Holding Corp	274
240,933		Albemarle Corp	16,673
114,714		Allegheny Technologies, Inc	7,281
96,454	*	Allied Nevada Gold Corp	3,412
267,509		Anglo American plc (London)	13,267
347,626		Ashland, Inc	22,464
515,086		Ball Corp	19,811
214,712		Barrick Gold Corp	9,724
47,292		Carpenter Technology Corp	2,728
363,183		Celanese Corp (Series A)	19,361
280,537		CF Industries Holdings, Inc	39,744
312,470		Cleveland-Cliffs, Inc	28,888
536,875		Companhia Vale do Rio Doce (ADR)	17,153
34,727		Compass Minerals International, Inc	2,989
173,113	*	Crown Holdings, Inc	6,720
761,577		Dow Chemical Co	27,417
1,003,571		Du Pont (E.I.) de Nemours & Co	54,242
279,135		Eastman Chemical Co	28,491
248,894		Ecolab, Inc	14,033
77,540		FMC Corp	6,670
2,012,076		Freeport-McMoRan Copper & Gold, Inc (Class B)	106,440
40,519		Huntsman Corp	764
85,508		International Flavors & Fragrances, Inc	5,493
357,294		International Paper Co	10,655
56,522	*	Intrepid Potash, Inc	1,837
23,647		Kronos Worldwide, Inc	744
136,800		Lanxess AG.	11,222
69,133		Lubrizol Corp	9,282
23,085		LyondellBasell Industries AF S.C.A	889
23,920		Martin Marietta Materials, Inc	1,913
60,566	*	Molycorp, Inc	3,698
2,154,175		Monsanto Co	156,263
297,772		Mosaic Co	20,168
140,231		Nalco Holding Co	3,900
99,620		Packaging Corp of America	2,788
439,813		PPG Industries, Inc	39,931
326,236		Praxair, Inc	35,361
8,600		Reliance Steel & Aluminum Co	427
74,863		Rock-Tenn Co (Class A)	4,966
70,192	*	Rockwood Holdings, Inc	3,881
58,721		Royal Gold, Inc	3,439
5,112		Schnitzer Steel Industries, Inc (Class A)	294
47,664		Scotts Miracle-Gro Co (Class A)	2,446
96,996		Sherwin-Williams Co	8,135

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

131,607		Sigma-Aldrich Corp	$9,657
53,496		Silgan Holdings, Inc	2,192
131,999	*	Solutia, Inc	3,016
181,779		Southern Copper Corp (NY)	5,975
172,275		Steel Dynamics, Inc	2,799
30,447		Temple-Inland, Inc	905
59,704		Titanium Metals Corp	1,094
10,738		Valspar Corp	387
590,180		Walter Energy, Inc	68,343
4,566		Westlake Chemical Corp	237
287,961	*	WR Grace & Co	13,140

		TOTAL MATERIALS	911,851

MEDIA - 3.6%
234,805		Cablevision Systems Corp (Class A)	8,502
768,020		CBS Corp (Class B)	21,881
62,543	*	Charter Communications, Inc	3,394
1,946,022		Comcast Corp (Class A)	49,312
1,453,105	*	DIRECTV	73,847
301,097	*	Discovery Communications, Inc (Class A)	12,333
162,383		DISH Network Corp (Class A)	4,980
5,102,713		Interpublic Group of Cos, Inc	63,784
50,387		John Wiley & Sons, Inc (Class A)	2,621
12,926	*	Lamar Advertising Co (Class A)	354
265,021	*	Liberty Global, Inc (Class A)	11,937
271,009		McGraw-Hill Cos, Inc	11,358
26,387		Morningstar, Inc	1,604
1,345,581		News Corp (Class A)	23,817
303,136		Omnicom Group, Inc	14,599
20,191		Regal Entertainment Group (Class A)	249
101,136		Scripps Networks Interactive (Class A)	4,944
4,163,595	*	Sirius XM Radio, Inc	9,118
191,771		Thomson Corp	7,203
363,519		Time Warner Cable, Inc	28,369
1,273,758		Viacom, Inc (Class B)	64,962
342,792		Virgin Media, Inc	10,260
2,123,138		Walt Disney Co	82,886

		TOTAL MEDIA	512,314

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
1,575,404		Abbott Laboratories	82,898
1,037,254	*	Agilent Technologies, Inc	53,013
501,906	*	Alexion Pharmaceuticals, Inc	23,605
1,420,343		Allergan, Inc	118,245
151,149	*	Amylin Pharmaceuticals, Inc	2,019
586,132	*	Biogen Idec, Inc	62,669
119,847	*	BioMarin Pharmaceuticals, Inc	3,261
91,533	*	Bruker BioSciences Corp	1,864
922,330	*	Celgene Corp	55,635
55,752	*	Charles River Laboratories International, Inc	2,266
64,707	*	Covance, Inc	3,842
272,050	*	Dendreon Corp	10,730

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

361,399		Eli Lilly & Co	$13,563
314,825	*	Endo Pharmaceuticals Holdings, Inc	12,647
1,266,562	*	Gilead Sciences, Inc	52,448
152,179	*	Hospira, Inc	8,622
501,697	*	Human Genome Sciences, Inc	12,312
501,530	*	Illumina, Inc	37,690
602,380		Johnson & Johnson	40,070
215,762	*	Life Technologies Corp	11,235
113,869	*	Mettler-Toledo International, Inc	19,206
1,170,054	*	Mylan Laboratories, Inc	28,865
98,593	*	Myriad Genetics, Inc	2,239
200,472		Perrigo Co	17,615
1,547,273		Pfizer, Inc	31,874
114,862		Pharmaceutical Product Development, Inc	3,083
40,169	*	Pharmasset, Inc	4,507
74,910	*	Regeneron Pharmaceuticals, Inc	4,248
211,788		Shire plc (ADR)	19,953
39,780		Techne Corp	3,316
101,300	*	Thermo Electron Corp	6,523
211,779		UCB S.A.	9,516
55,883	*	United Therapeutics Corp	3,079
200,148	*	Vertex Pharmaceuticals, Inc	10,406
768,026		Warner Chilcott plc	18,532
99,849	*	Waters Corp	9,560
1,455,373	*	Watson Pharmaceuticals, Inc	100,028

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	901,184

REAL ESTATE - 1.0%
87,612		Apartment Investment & Management Co (Class A)	2,237
129,173		Boston Properties, Inc	13,713
54,632		Camden Property Trust	3,476
685,800	*	CB Richard Ellis Group, Inc (Class A)	17,221
24,141		Corporate Office Properties Trust	751
102,834		Digital Realty Trust, Inc	6,353
13		Duke Realty Corp	0	^
78,076		Equity Residential	4,685
19,626		Essex Property Trust, Inc	2,655
50,832		Federal Realty Investment Trust	4,330
36,938		Jones Lang LaSalle, Inc	3,483
50,628		Macerich Co	2,709
105,499		Plum Creek Timber Co, Inc	4,277
142,941		Public Storage, Inc	16,296
87,678		Rayonier, Inc	5,730
435,684		Simon Property Group, Inc	50,639
11,482		UDR, Inc	282
166,247		Ventas, Inc	8,763
21,928		Vornado Realty Trust	2,043
168,650		Weyerhaeuser Co	3,687

		TOTAL REAL ESTATE	153,330

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

RETAILING - 5.6%
297,982		Aaron’s, Inc	$8,421
243,783		Abercrombie & Fitch Co (Class A)	16,314
87,448		Advance Auto Parts, Inc	5,115
1,260,353	*	Amazon.com, Inc	257,730
23,860	*	Autonation, Inc	874
77,322	*	Autozone, Inc	22,798
445,946	*	Bed Bath & Beyond, Inc	26,030
28,146	*	Big Lots, Inc	933
41,162	*	Carmax, Inc	1,361
768,817		Chico’s FAS, Inc	11,709
267,097	*	Dick’s Sporting Goods, Inc	10,270
106,853	*	Dollar General Corp	3,621
261,148	*	Dollar Tree, Inc	17,398
21,590	*	DSW, Inc (Class A)	1,093
123,020		Expedia, Inc	3,566
133,429		Family Dollar Stores, Inc	7,013
46,432		Genuine Parts Co	2,526
69,985		Guess ?, Inc	2,944
1,223,780		Home Depot, Inc	44,324
262,391		Kohl’s Corp	13,122
826,828		Limited Brands, Inc	31,792
150,516	*	LKQ Corp	3,927
851,288		Macy’s, Inc	24,892
144,453	*	NetFlix, Inc	37,946
455,501		Nordstrom, Inc	21,381
147,306	*	O’Reilly Automotive, Inc	9,650
946,395		Petsmart, Inc	42,938
99,158	*	Priceline.com, Inc	50,762
308,231		Ross Stores, Inc	24,695
94,850	*	Sally Beauty Holdings, Inc	1,622
643,079		Target Corp	30,167
138,055		Tiffany & Co	10,840
419,912		TJX Companies, Inc	22,058
188,482		Tractor Supply Co	12,606
48,978	*	Ulta Salon Cosmetics & Fragrance, Inc	3,163
130,982	*	Urban Outfitters, Inc	3,687
453,485		Williams-Sonoma, Inc	16,548

		TOTAL RETAILING	805,836

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
664,045	*	Advanced Micro Devices, Inc	4,642
568,908		Altera Corp	26,369
656,014		Analog Devices, Inc	25,676
93,937		Applied Materials, Inc	1,222
462,481	*	Atmel Corp	6,507
846,850		Avago Technologies Ltd	32,180
977,886		Broadcom Corp (Class A)	32,896
8,903	*	Cree, Inc	299
185,515		Cypress Semiconductor Corp	3,922
193,841	*	First Solar, Inc	25,639
604,932	*	Freescale Semiconductor Holdings Ltd	11,125
67,531		Intersil Corp (Class A)	868
347,782		Kla-Tencor Corp	14,078

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

350,861	*	Lam Research Corp	$15,536
246,042		Linear Technology Corp	8,124
197,439	*	LSI Logic Corp	1,406
679,404		Maxim Integrated Products, Inc	17,366
147,687	*	MEMC Electronic Materials, Inc	1,260
205,790		Microchip Technology, Inc	7,801
1,325,200	*	Micron Technology, Inc	9,912
256,258		National Semiconductor Corp	6,307
353,800	*	Novellus Systems, Inc	12,786
648,543	*	Nvidia Corp	10,335
2,212,055	*	ON Semiconductor Corp	23,160
12,500	*	PMC - Sierra, Inc	95
48,829	*	Silicon Laboratories, Inc	2,015
198,640	*	Skyworks Solutions, Inc	4,565
728,400	*	Teradyne, Inc	10,780
1,077,998		Texas Instruments, Inc	35,391
80,741	*	Varian Semiconductor Equipment Associates, Inc	4,961
255,700	*	Veeco Instruments, Inc	12,378
286,974		Xilinx, Inc	10,466

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	380,067

SOFTWARE & SERVICES - 15.5%
1,511,008		Accenture plc	91,295
548,593	*	Adobe Systems, Inc	17,253
395,817	*	Akamai Technologies, Inc	12,456
212,855	*	Alliance Data Systems Corp	20,023
417,752	*	Amadeus IT Holding S.A.	8,683
356,691	*	Amdocs Ltd	10,840
95,303	*	Ansys, Inc	5,210
104,423	*	Ariba, Inc	3,599
1,669,978	*	Autodesk, Inc	64,461
536,477		Automatic Data Processing, Inc	28,262
179,703	*	Baidu, Inc (ADR)	25,181
194,972	*	BMC Software, Inc	10,665
11,100	*	Booz Allen Hamilton Holding Co	212
123,127		Broadridge Financial Solutions, Inc	2,964
282,255	*	Cadence Design Systems, Inc	2,981
450,017	*	Check Point Software Technologies	25,583
482,674	*	Citrix Systems, Inc	38,614
328,778	*	Cognizant Technology Solutions Corp (Class A)	24,113
173,017	*	Compuware Corp	1,689
5,640		DST Systems, Inc	298
679,941	*	eBay, Inc	21,942
359,401	*	Electronic Arts, Inc	8,482
50,642	*	Equinix, Inc	5,116
50,101		Factset Research Systems, Inc	5,126
124,341	*	Fiserv, Inc	7,787
16,105	*	FleetCor Technologies, Inc	477
129,524	*	Fortinet, Inc	3,535
105,110	*	Gartner, Inc	4,235
105,693	*	Genpact Ltd	1,822
89,560		Global Payments, Inc	4,568

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

683,881	*	Google, Inc (Class A)	$346,303
241,800	*	IAC/InterActiveCorp	9,230
113,195	*	Informatica Corp	6,614
1,827,056		International Business Machines Corp	313,430
2,315,763	*	Intuit, Inc	120,095
93,314		Lender Processing Services, Inc	1,951
9,752	*	LinkedIn Corp	879
115,914		Mastercard, Inc (Class A)	34,930
121,812		Mercadolibre, Inc	9,665
85,624	*	Micros Systems, Inc	4,256
11,009,578		Microsoft Corp	286,250
78,954	*	NeuStar, Inc (Class A)	2,069
1,318,847	*	Nuance Communications, Inc	28,316
7,738,879		Oracle Corp	254,687
327,044		Paychex, Inc	10,047
111,275	*	Rackspace Hosting, Inc	4,756
1,671,771	*	Red Hat, Inc	76,734
120,206	*	Rovi Corp	6,895
100,529	*	SAIC, Inc	1,691
144,689	*	Salesforce.com, Inc	21,556
72,734		Solera Holdings, Inc	4,303
1,657,518	*	Symantec Corp	32,686
9,848	*	Synopsys, Inc	253
182,462	*	Teradata Corp	10,984
179,421	*	TIBCO Software, Inc	5,207
96,499	*	VeriFone Systems, Inc	4,280
186,072		VeriSign, Inc	6,226
875,542		Visa, Inc (Class A)	73,773
47,001	*	VistaPrint Ltd	2,249
504,086	*	VMware, Inc (Class A)	50,525
63,475	*	WebMD Health Corp (Class A)	2,893
680,372		Western Union Co	13,628

		TOTAL SOFTWARE & SERVICES	2,204,833

TECHNOLOGY HARDWARE & EQUIPMENT - 9.9%
131,137	*	Acme Packet, Inc	9,197
190,333		Amphenol Corp (Class A)	10,276
1,907,741	*	Apple, Inc	640,372
132,804	*	Arrow Electronics, Inc	5,511
99,536	*	Ciena Corp	1,829
341,817		Corning, Inc	6,204
2,442,279	*	Dell, Inc	40,713
57,169	*	Dolby Laboratories, Inc (Class A)	2,427
4,339,290	*	EMC Corp	119,548
207,812	*	F5 Networks, Inc	22,911
155,000	*	Finisar Corp	2,795
172,486		Flir Systems, Inc	5,815
293,548		Harris Corp	13,227
262,620		Hewlett-Packard Co	9,559
29,795	*	IPG Photonics Corp	2,166
171,979		Jabil Circuit, Inc	3,474
821,947	*	JDS Uniphase Corp	13,694

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES		COMPANY	VALUE (000)

2,686,431	*	Juniper Networks, Inc	$84,623
93,054		National Instruments Corp	2,763
660,045	*	NCR Corp	12,468
1,127,337	*	NetApp, Inc	59,501
658,496	*	Polycom, Inc	42,341
99,891	*	QLogic Corp	1,590
4,168,704		Qualcomm, Inc	236,740
165,845	*	Riverbed Technology, Inc	6,566
174,700	*	SanDisk Corp	7,250
591,800		Seagate Technology, Inc	9,563
1,137,809		Telefonaktiebolaget Lm Ericsson (ADR)	16,362
129,414	*	Trimble Navigation Ltd	5,130
178,488	*	Zebra Technologies Corp (Class A)	7,527

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,402,142

TELECOMMUNICATION SERVICES - 1.0%
1,190,726	*	American Tower Corp (Class A)	62,312
121,210	*	Clearwire Corp (Class A)	458
310,428	*	Crown Castle International Corp	12,662
1,011,793	*	MetroPCS Communications, Inc	17,413
161,023	*	NII Holdings, Inc (Class B)	6,824
124,826	*	SBA Communications Corp (Class A)	4,767
143,031	*	tw telecom inc (Class A)	2,936
691,040		Verizon Communications, Inc	25,728
299,645		Windstream Corp	3,883

		TOTAL TELECOMMUNICATION SERVICES	136,983

TRANSPORTATION - 1.9%
169,564	*	AMR Corp	916
176,961		CH Robinson Worldwide, Inc	13,952
4,550		Con-Way, Inc	177
27,349		Copa Holdings S.A. (Class A)	1,825
2,106,632		CSX Corp	55,235
549,543	*	Delta Air Lines, Inc	5,039
227,186		Expeditors International Washington, Inc	11,630
22,888		FedEx Corp	2,171
264,360	*	Hertz Global Holdings, Inc	4,198
95,257		J.B. Hunt Transport Services, Inc	4,486
391,558	*	Kansas City Southern Industries, Inc	23,231
41,082	*	Kirby Corp	2,328
54,882		Landstar System, Inc	2,551
97,746		Ryder System, Inc	5,557
146,131		Southwest Airlines Co	1,669
307,086	*	UAL Corp	6,949
342,033		Union Pacific Corp	35,708
1,315,730		United Parcel Service, Inc (Class B)	95,956
90,829		UTI Worldwide, Inc	1,788

		TOTAL TRANSPORTATION	275,366

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES	COMPANY	RATE	MATURITY DATE	VALUE (000)

UTILITIES - 0.0%
15,301	Aqua America, Inc			$336
55,152	ITC Holdings Corp			3,958
13,095	National Fuel Gas Co			953
8,709	Oneok, Inc			645

	TOTAL UTILITIES			5,892

	TOTAL COMMON STOCKS			14,115,431

	(Cost $11,491,988)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.7%
TREASURY DEBT - 0.7%
$63,080,000	United States Treasury Bill	0.085%	07/14/11	63,078
11,900,000	United States Treasury Bill	0.050	08/04/11	11,899
3,400,000	United States Treasury Bill	0.100	08/25/11	3,399
5,000,000	United States Treasury Bill	0.125	09/15/11	5,000
13,050,000	United States Treasury Bill	0.050	10/20/11	13,049

	TOTAL TREASURY DEBT			96,425

	TOTAL SHORT-TERM INVESTMENTS			96,425

	(Cost $96,424)
	TOTAL INVESTMENTS - 99.9%			14,211,856
	(Cost $11,588,412)
	OTHER ASSETS & LIABILITIES, NET - 0.1%			18,164

	NET ASSETS - 100.0%			$14,230,020

	Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2011

COUNTRY	VALUE (000)	% OF TOTAL PORTFOLIO

DOMESTIC

UNITED STATES	$13,440,488	94.6%

TOTAL DOMESTIC	13,440,488	94.6

FOREIGN

ARGENTINA	9,665	0.1
BELGIUM	30,747	0.2
BERMUDA	2,538	0.0
BRAZIL	38,206	0.3
CANADA	120,945	0.8
CHINA	32,254	0.2
FRANCE	31,167	0.2
GERMANY	11,222	0.1
GUERNSEY, C.I.	10,840	0.1
HONG KONG	3,307	0.0
IRELAND	111,248	0.8
ISRAEL	25,583	0.2
KOREA, REPUBLIC OF	11,250	0.1
MACAU	10,159	0.1
MEXICO	5,975	0.0
NETHERLANDS	34,313	0.2
PANAMA	1,825	0.0
SINGAPORE	32,180	0.2
SPAIN	8,683	0.1
SWEDEN	16,362	0.1
SWITZERLAND	164,215	1.2
UNITED KINGDOM	58,684	0.4

TOTAL FOREIGN	771,368	5.4

TOTAL PORTFOLIO	$14,211,856	100.0%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
51,119	*	American Axle & Manufacturing Holdings, Inc	$582
15,097	*	Amerigon, Inc (Class A)	262
65,947		Autoliv, Inc	5,174
85,599	*	BorgWarner, Inc	6,916
45,804		Cooper Tire & Rubber Co	906
110,265	*	Dana Holding Corp	2,018
7,682	*	Dorman Products, Inc	304
16,941		Drew Industries, Inc	419
58,919	*	Exide Technologies	450
13,635	*	Federal Mogul Corp (Class A)	311
2,851,800	*	Ford Motor Co	39,325
14,261	*	Fuel Systems Solutions, Inc	356
581,751	*	General Motors Co	17,662
109,188		Gentex Corp	3,301
187,626	*	Goodyear Tire & Rubber Co	3,146
181,591		Harley-Davidson, Inc	7,440
520,888		Johnson Controls, Inc	21,700
81,404		Lear Corp (New)	4,353
36,302	*	Modine Manufacturing Co	558
9,067	*	Motorcar Parts of America, Inc	136
30,024		Spartan Motors, Inc	162
11,969		Standard Motor Products, Inc	182
20,247	*	Stoneridge, Inc	298
22,715		Superior Industries International, Inc	502
46,120	*	Tenneco, Inc	2,033
39,362	*	Tesla Motors, Inc	1,147
33,978		Thor Industries, Inc	980
5,700	*	Tower International, Inc	101
77,381	*	TRW Automotive Holdings Corp	4,568
38,775	*	Visteon Corp	2,653
24,826	*	Winnebago Industries, Inc	240

		TOTAL AUTOMOBILES & COMPONENTS	128,185

BANKS - 3.1%
11,459		1st Source Corp	238
17,104	*	1st United Bancorp, Inc	106
17,560		Abington Bancorp, Inc	183
3,251		Alliance Financial Corp	99
18,171	*	Ameris Bancorp	161
4,648		Ames National Corp	84
6,722		Arrow Financial Corp	164
135,185		Associated Banc-Corp	1,879

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,701		Astoria Financial Corp	$853
5,016		Bancfirst Corp	194
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	372
2,914		Bancorp Rhode Island, Inc	132
64,583		Bancorpsouth, Inc	801
41,404		Bank Mutual Corp	152
37,626		Bank of Hawaii Corp	1,750
4,416		Bank of Kentucky Financial Corp	98
3,864		Bank of Marin Bancorp	137
11,413		Bank of the Ozarks, Inc	594
17,629		BankFinancial Corp	149
25,535		BankUnited	678
12,480		Banner Corp	218
533,398		BB&T Corp	14,316
23,421	*	Beneficial Mutual Bancorp, Inc	192
10,481		Berkshire Hills Bancorp, Inc	235
5,599	*	BofI Holding, Inc	81
21,305		BOK Financial Corp	1,167
59,217		Boston Private Financial Holdings, Inc	390
4,741		Bridge Bancorp, Inc	101
7,190	*	Bridge Capital Holdings	80
48,082		Brookline Bancorp, Inc	446
8,337		Bryn Mawr Bank Corp	169
5,527		Camden National Corp	181
8,819	*	Cape Bancorp, Inc	88
9,158		Capital City Bank Group, Inc	94
246,176		CapitalSource, Inc	1,588
128,335		Capitol Federal Financial	1,509
18,053		Cardinal Financial Corp	198
61,647		Cathay General Bancorp	1,010
9,768	*	Center Bancorp, Inc	102
27,645	*	Center Financial	176
16,756		Centerstate Banks of Florida, Inc	116
11,577	*	Central Pacific Financial Corp	162
2,883		Century Bancorp, Inc	76
18,856		Chemical Financial Corp	354
153,392	*	CIT Group, Inc	6,789
6,398		Citizens & Northern Corp	96
12,921		City Holding Co	427
36,913		City National Corp	2,003
10,007		Clifton Savings Bancorp, Inc	110
6,672		CNB Financial Corp	93
21,290		CoBiz, Inc	139
31,348		Columbia Banking System, Inc	540
136,608		Comerica, Inc	4,723
60,171		Commerce Bancshares, Inc	2,587
28,981		Community Bank System, Inc	718
11,562		Community Trust Bancorp, Inc	320
40,627		Cullen/Frost Bankers, Inc	2,310
67,239		CVB Financial Corp	622
17,535	m	Danvers Bancorp, Inc	382
19,824		Dime Community Bancshares	288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

96,753	*	Doral Financial Corp	$190
12,747	*	Eagle Bancorp, Inc	170
116,790		East West Bancorp, Inc	2,360
6,100	*	Encore Bancshares, Inc	73
4,559		Enterprise Bancorp, Inc	69
11,656		Enterprise Financial Services Corp	158
8,385		ESB Financial Corp	108
12,436		ESSA Bancorp, Inc	154
7,387		Federal Agricultural Mortgage Corp (Class C)	163
706,423		Fifth Third Bancorp	9,007
7,979		Financial Institutions, Inc	131
9,860		First Bancorp (NC)	101
6,485		First Bancorp, Inc	96
58,052		First Busey Corp	307
4,158		First Citizens Bancshares, Inc (Class A)	778
84,375		First Commonwealth Financial Corp	484
12,139		First Community Bancshares, Inc	170
7,726	*	First Defiance Financial Corp	113
44,691		First Financial Bancorp	746
26,820		First Financial Bankshares, Inc	924
8,954		First Financial Corp	293
12,966		First Financial Holdings, Inc	116
202,896		First Horizon National Corp	1,936
9,546		First Interstate Bancsystem, Inc	141
19,481		First Merchants Corp	174
57,533		First Midwest Bancorp, Inc	707
232,398		First Niagara Financial Group, Inc	3,069
4,191		First of Long Island Corp	117
6,248		First Pactrust Bancorp, Inc	93
56,357	*	First Republic Bank	1,819
92,546		FirstMerit Corp	1,528
150,505	*	Flagstar Bancorp, Inc	179
19,779		Flushing Financial Corp	257
96,816		FNB Corp	1,002
11,394		Fox Chase Bancorp, Inc	154
10,443	*	Franklin Financial Corp	126
152,821		Fulton Financial Corp	1,637
8,476		German American Bancorp, Inc	141
56,600		Glacier Bancorp, Inc	763
7,809		Great Southern Bancorp, Inc	148
7,762	*	Hampton Roads Bankshares, Inc	77
63,181		Hancock Holding Co	1,957
112,891	*	Hanmi Financial Corp	121
10,342		Heartland Financial USA, Inc	150
15,254	*	Heritage Commerce Corp	78
11,990		Heritage Financial Corp	155
14,896		Home Bancshares, Inc	352
12,641		Home Federal Bancorp, Inc	139
365,634		Hudson City Bancorp, Inc	2,995
10,014		Hudson Valley Holding Corp	193
664,830		Huntington Bancshares, Inc	4,361
22,391		IBERIABANK Corp	1,291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

17,904		Independent Bank Corp	$470
40,567		International Bancshares Corp	679
37,852	*	Investors Bancorp, Inc	537
14,732		Kearny Financial Corp	134
728,383		Keycorp	6,067
14,481		Lakeland Bancorp, Inc	145
12,420		Lakeland Financial Corp	276
82,445		M&T Bank Corp	7,251
11,504		MainSource Financial Group, Inc	95
406,126		Marshall & Ilsley Corp	3,237
41,491		MB Financial, Inc	798
3,784		Merchants Bancshares, Inc	93
7,250	*	Meridian Interstate Bancorp, Inc	99
149,324	*	MGIC Investment Corp	888
3,556		Midsouth Bancorp, Inc	48
25,640	*	Nara Bancorp, Inc	208
5,351		National Bankshares, Inc	134
101,297		National Penn Bancshares, Inc	803
27,027		NBT Bancorp, Inc	598
331,783		New York Community Bancorp, Inc	4,974
14,313		Northfield Bancorp, Inc	201
90,683		Northwest Bancshares, Inc	1,141
10,808		OceanFirst Financial Corp	140
57,265	*	Ocwen Financial Corp	731
76,288		Old National Bancorp	824
9,164	*	OmniAmerican Bancorp, Inc	137
33,903		Oriental Financial Group, Inc	437
45,254		Oritani Financial Corp	579
3,841		Orrstown Financial Services, Inc	101
3,333	*	Pacific Capital Bancorp	106
14,467		Pacific Continental Corp	132
22,250		PacWest Bancorp	458
11,191		Park National Corp	737
22,441	*	Park Sterling Bank	111
2,964		Penns Woods Bancorp, Inc	102
10,509	*	Pennsylvania Commerce Bancorp, Inc	120
6,808		Peoples Bancorp, Inc	77
273,907		People’s United Financial, Inc	3,682
25,469	*	Pinnacle Financial Partners, Inc	396
112,879	*	PMI Group, Inc	121
402,912		PNC Financial Services Group, Inc	24,018
772,337	*	Popular, Inc	2,132
45,847		PrivateBancorp, Inc	633
35,938		Prosperity Bancshares, Inc	1,575
45,191		Provident Financial Services, Inc	647
30,181		Provident New York Bancorp	252
102,881		Radian Group, Inc	435
965,490		Regions Financial Corp	5,986
19,501		Renasant Corp	283
6,104		Republic Bancorp, Inc (Class A)	121
22,920		Rockville Financial, Inc	227
7,271		Roma Financial Corp	76

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,998		S&T Bancorp, Inc	$390
8,198		S.Y. Bancorp, Inc	191
18,232		Sandy Spring Bancorp, Inc	328
9,604		SCBT Financial Corp	275
55,743	*	Seacoast Banking Corp of Florida	84
8,919		Sierra Bancorp	101
32,119	*	Signature Bank	1,837
13,207		Simmons First National Corp (Class A)	339
11,606		Southside Bancshares, Inc	230
14,769	*	Southwest Bancorp, Inc	145
10,282		State Bancorp, Inc	137
24,453	*	State Bank & Trust Co	400
16,183		StellarOne Corp	196
27,752		Sterling Bancorp	263
75,734		Sterling Bancshares, Inc	618
20,641	*	Sterling Financial Corp	332
7,140		Suffolk Bancorp	100
29,193	*	Sun Bancorp, Inc	107
410,984		SunTrust Banks, Inc	10,603
102,135		Susquehanna Bancshares, Inc	817
32,913	*	SVB Financial Group	1,965
597,443		Synovus Financial Corp	1,243
7,584	*	Taylor Capital Group, Inc	62
122,960		TCF Financial Corp	1,697
9,400		Territorial Bancorp, Inc	195
31,378	*	Texas Capital Bancshares, Inc	810
64,501		TFS Financial Corp	624
16,995	*	The Bancorp, Inc	178
7,054		Tompkins Trustco, Inc	277
8,003		Tower Bancorp, Inc	219
17,850		TowneBank	239
9,919		Trico Bancshares	145
62,026		Trustco Bank Corp NY	304
49,168		Trustmark Corp	1,151
24,801		UMB Financial Corp	1,039
91,424		Umpqua Holdings Corp	1,058
14,087		Union Bankshares Corp	172
33,421		United Bankshares, Inc	818
15,882	*	United Community Banks, Inc	168
15,445		United Financial Bancorp, Inc	238
12,704		Univest Corp of Pennsylvania	199
1,474,913		US Bancorp	37,626
130,458		Valley National Bancorp	1,776
26,270		ViewPoint Financial Group	363
14,744	*	Virginia Commerce Bancorp	87
7,900	*	Walker & Dunlop, Inc	105
12,184		Washington Banking Co	161
86,794		Washington Federal, Inc	1,426
10,818		Washington Trust Bancorp, Inc	248
52,669		Webster Financial Corp	1,107
3,765,779		Wells Fargo & Co	105,669
19,012		WesBanco, Inc	374

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

11,970		West Bancorporation, Inc	$105
14,484	*	West Coast Bancorp	243
24,101		Westamerica Bancorporation	1,187
49,360	*	Western Alliance Bancorp	350
23,121		Westfield Financial, Inc	188
44,266	*	Wilshire Bancorp, Inc	130
26,249		Wintrust Financial Corp	845
4,467		WSFS Financial Corp	177
139,772		Zions Bancorporation	3,356

		TOTAL BANKS	356,660

CAPITAL GOODS - 8.7%
32,404	*	3D Systems Corp	639
544,037		3M Co	51,602
29,148		A.O. Smith Corp	1,233
72,977	*	A123 Systems, Inc	388
13,280		Aaon, Inc	290
29,552		AAR Corp	801
30,986	*	Accuride Corp	391
17,815		Aceto Corp	120
62,960	*	Active Power, Inc	154
52,376		Actuant Corp (Class A)	1,405
33,751		Acuity Brands, Inc	1,883
79,536	*	Aecom Technology Corp	2,175
14,335	*	Aerovironment, Inc	507
71,219	*	AGCO Corp	3,515
26,678	*	Air Lease Corp	648
43,373		Aircastle Ltd	552
4,490		Alamo Group, Inc	106
23,047		Albany International Corp (Class A)	608
25,585		Alliant Techsystems, Inc	1,825
18,705	*	Altra Holdings, Inc	449
13,776	*	Ameresco, Inc	195
7,032	*	American Railcar Industries, Inc	165
7,536		American Science & Engineering, Inc	603
37,094	*	American Superconductor Corp	335
8,518		American Woodmark Corp	148
7,062		Ameron International Corp	464
123,000		Ametek, Inc	5,523
8,632		Ampco-Pittsburgh Corp	202
25,458		Apogee Enterprises, Inc	326
32,556		Applied Industrial Technologies, Inc	1,159
5,631	*	Argan, Inc	57
16,319		Armstrong World Industries, Inc	743
73,192	*	ArvinMeritor, Inc	1,174
15,638	*	Astec Industries, Inc	578
7,057	*	Astronics Corp	217
10,559		AZZ, Inc	484
90,144	*	Babcock & Wilcox Co	2,498
13,564		Badger Meter, Inc	502
37,827		Barnes Group, Inc	938
74,030	*	BE Aerospace, Inc	3,021

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

35,044	*	Beacon Roofing Supply, Inc	$800
36,981		Belden CDT, Inc	1,289
8,617	*	Berliner Communications, Inc	68
35,059	*	Blount International, Inc	612
565,636		Boeing Co	41,816
37,869		Brady Corp (Class A)	1,214
39,839		Briggs & Stratton Corp	791
71,104	*	Broadwind Energy, Inc	103
57,920		Bucyrus International, Inc (Class A)	5,309
22,099	*	Builders FirstSource, Inc	48
9,868	*	CAI International, Inc	204
237,793	*	Capstone Turbine Corp	364
46,691		Carlisle Cos, Inc	2,299
8,145		Cascade Corp	387
492,112		Caterpillar, Inc	52,391
19,382	*	Ceradyne, Inc	756
23,060	*	Chart Industries, Inc	1,245
76,040		Chicago Bridge & Iron Co NV	2,958
12,832		CIRCOR International, Inc	550
38,968		Clarcor, Inc	1,842
19,959	*	CNH Global NV	771
6,482	*	Coleman Cable, Inc	95
23,883	*	Colfax Corp	592
12,813	*	Columbus McKinnon Corp	230
33,040		Comfort Systems USA, Inc	351
18,507	*	Commercial Vehicle Group, Inc	263
126,277		Cooper Industries plc	7,535
38,179		Crane Co	1,886
12,848		Cubic Corp	655
150,243		Cummins, Inc	15,550
35,284		Curtiss-Wright Corp	1,142
413,059		Danaher Corp	21,888
321,333		Deere & Co	26,495
26,753	*	DigitalGlobe, Inc	680
58,497		Donaldson Co, Inc	3,550
14,128		Douglas Dynamics, Inc	223
142,893		Dover Corp	9,688
7,637		Ducommun, Inc	157
5,160	*	DXP Enterprises, Inc	131
32,076	*	Dycom Industries, Inc	524
12,440		Dynamic Materials Corp	279
257,797		Eaton Corp	13,264
50,074	*	EMCOR Group, Inc	1,468
575,489		Emerson Electric Co	32,371
15,305		Encore Wire Corp	371
62,216	*	Ener1, Inc	68
25,675	*	Energy Recovery, Inc	84
37,162	*	EnerSys	1,279
15,889	*	EnPro Industries, Inc	764
20,938		ESCO Technologies, Inc	771
13,418	*	Essex Rental Corp	88
22,100	*	Esterline Technologies Corp	1,688

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

225,624		Fastenal Co	$8,119
50,117		Federal Signal Corp	329
26,655	*	Flow International Corp	95
43,235		Flowserve Corp	4,751
133,509		Fluor Corp	8,632
56,935	*	Force Protection, Inc	283
19,315		Franklin Electric Co, Inc	907
12,439	*	Freightcar America, Inc	315
89,877	*	FuelCell Energy, Inc	118
25,764	*	Furmanite Corp	205
39,732		Gardner Denver, Inc	3,339
35,871		GATX Corp	1,332
42,477	*	GenCorp, Inc	273
18,874	*	Generac Holdings, Inc	366
40,126	*	General Cable Corp	1,709
254,362		General Dynamics Corp	18,955
8,119,354		General Electric Co	153,131
16,043	*	GeoEye, Inc	600
20,138	*	Gibraltar Industries, Inc	228
12,250	*	Global Power Equipment Group, Inc	325
95,587		Goodrich Corp	9,129
12,954		Gorman-Rupp Co	427
46,150		Graco, Inc	2,338
93,433	*	GrafTech International Ltd	1,894
12,308		Graham Corp	251
26,732		Granite Construction, Inc	656
44,924		Great Lakes Dredge & Dock Corp	251
15,267	*	Greenbrier Cos, Inc	302
37,869	*	Griffon Corp	382
21,180	*	H&E Equipment Services, Inc	296
61,544		Harsco Corp	2,006
31,872		Heico Corp	1,745
74,803	*	Hexcel Corp	1,637
593,599		Honeywell International, Inc	35,373
12,024		Houston Wire & Cable Co	187
46,993		Hubbell, Inc (Class B)	3,052
38,859	*	Huntington Ingalls	1,341
4,796	*	Hurco Cos, Inc	154
62,789		IDEX Corp	2,879
39,772	*	II-VI, Inc	1,018
341,453		Illinois Tool Works, Inc	19,290
248,148		Ingersoll-Rand plc	11,268
28,439	*	Insituform Technologies, Inc (Class A)	596
10,094		Insteel Industries, Inc	127
27,412	*	Interline Brands, Inc	504
141,294		ITT Industries, Inc	8,326
96,369	*	Jacobs Engineering Group, Inc	4,168
20,027		John Bean Technologies Corp	387
79,748		Joy Global, Inc	7,595
9,545	*	Kadant, Inc	301
21,747		Kaman Corp	771
25,042		Kaydon Corp	935

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

115,976		KBR, Inc	$4,370
62,712		Kennametal, Inc	2,647
14,447	*	KEYW Holding Corp	179
18,237	*	Kratos Defense & Security Solutions, Inc	222
81,254		L-3 Communications Holdings, Inc	7,106
3,000		Lawson Products, Inc	59
13,874	*	Layne Christensen Co	421
7,262		LB Foster Co (Class A)	239
37,224		Lennox International, Inc	1,603
65,044		Lincoln Electric Holdings, Inc	2,332
10,010		Lindsay Manufacturing Co	689
6,398	*	LMI Aerospace, Inc	156
219,179		Lockheed Martin Corp	17,747
12,960		LSI Industries, Inc	103
12,907	*	Lydall, Inc	154
100,971		Manitowoc Co, Inc	1,700
276,648		Masco Corp	3,328
43,578	*	Mastec, Inc	859
10,825		Met-Pro Corp	123
7,039	*	Michael Baker Corp	149
14,602	*	Middleby Corp	1,373
7,280		Miller Industries, Inc	136
36,229	*	Moog, Inc (Class A)	1,577
33,838		MSC Industrial Direct Co (Class A)	2,244
28,928		Mueller Industries, Inc	1,097
156,277		Mueller Water Products, Inc (Class A)	622
13,261	*	MYR Group, Inc	310
4,424		Nacco Industries, Inc (Class A)	428
3,938		National Presto Industries, Inc	400
54,812	*	Navistar International Corp	3,095
19,754	*	NCI Building Systems, Inc	225
12,459	*	NN, Inc	186
52,555		Nordson Corp	2,883
224,061		Northrop Grumman Corp	15,539
8,845	*	Northwest Pipe Co	231
44,747	*	Orbital Sciences Corp	754
19,593	*	Orion Marine Group, Inc	184
69,175	*	Oshkosh Truck Corp	2,002
86,991	*	Owens Corning, Inc	3,249
281,102		Paccar, Inc	14,363
88,975		Pall Corp	5,003
124,137		Parker Hannifin Corp	11,140
76,198		Pentair, Inc	3,075
20,289		Perini Corp	389
12,323	*	Pike Electric Corp	109
13,529	*	PMFG, Inc	269
29,527	*	Polypore International, Inc	2,003
5,761	*	Powell Industries, Inc	210
12,071	*	PowerSecure International, Inc	87
109,827		Precision Castparts Corp	18,083
1,801		Preformed Line Products Co	128
19,995		Primoris Services Corp	258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,579		Quanex Building Products Corp	$468
162,009	*	Quanta Services, Inc	3,273
13,791		Raven Industries, Inc	768
272,749		Raytheon Co	13,597
16,219	*	RBC Bearings, Inc	612
29,618		Regal-Beloit Corp	1,978
31,387		Robbins & Myers, Inc	1,659
109,940		Rockwell Automation, Inc	9,538
117,917		Rockwell Collins, Inc	7,274
73,248		Roper Industries, Inc	6,102
50,633	*	RSC Holdings, Inc	606
24,579	*	Rush Enterprises, Inc (Class A)	468
91,073	*	SatCon Technology Corp	218
10,467	*	Sauer-Danfoss, Inc	527
240		Seaboard Corp	580
8,300		SeaCube Container Leasing Ltd	143
55,138	*	Shaw Group, Inc	1,666
31,950		Simpson Manufacturing Co, Inc	954
44,614		Snap-On, Inc	2,787
83,416	*	Spirit Aerosystems Holdings, Inc (Class A)	1,835
37,552		SPX Corp	3,104
11,927		Standex International Corp	366
124,240		Stanley Works	8,951
12,518	*	Sterling Construction Co, Inc	172
10,126		Sun Hydraulics Corp	484
15,435		TAL International Group, Inc	533
44,785	*	Taser International, Inc	204
10,545	*	Tecumseh Products Co (Class A)	108
28,168	*	Teledyne Technologies, Inc	1,419
14,645		Tennant Co	585
83,491	*	Terex Corp	2,375
7,088		Textainer Group Holdings Ltd	218
208,523		Textron, Inc	4,923
7,771	*	Thermon Group Holdings	93
40,166	*	Thomas & Betts Corp	2,163
66,676		Timken Co	3,360
32,571		Titan International, Inc	790
11,613	*	Titan Machinery, Inc	334
24,372		Toro Co	1,475
39,010		TransDigm Group, Inc	3,557
19,671		Tredegar Corp	361
13,203	*	Trex Co, Inc	323
19,750	*	Trimas Corp	489
61,064		Trinity Industries, Inc	2,130
14,421		Triumph Group, Inc	1,436
6,504		Twin Disc, Inc	251
359,009		Tyco International Ltd	17,746
45,976	*	United Rentals, Inc	1,168
700,677		United Technologies Corp	62,016
14,766		Universal Forest Products, Inc	354
60,216	*	URS Corp	2,694
51,472	*	USG Corp	738

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

47,033	*	Valence Technology, Inc	$55
16,747		Valmont Industries, Inc	1,614
12,845		Vicor Corp	208
43,555		W.W. Grainger, Inc	6,692
56,245	*	Wabash National Corp	527
51,712	*	WABCO Holdings, Inc	3,571
22,186		Watsco, Inc	1,508
23,144		Watts Water Technologies, Inc (Class A)	820
32,103	*	WESCO International, Inc	1,736
36,890		Westinghouse Air Brake Technologies Corp	2,424
46,990		Woodward Governor Co	1,638
5,984	*	Xerium Technologies, Inc	111

		TOTAL CAPITAL GOODS	1,008,883

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
37,566		ABM Industries, Inc	877
32,312	*	Acacia Research (Acacia Technologies)	1,186
46,006	*	ACCO Brands Corp	361
16,355		Administaff, Inc	484
13,465	*	Advisory Board Co	779
14,202		American Ecology Corp	243
26,021	*	American Reprographics Co	184
20,202	*	APAC Customer Services, Inc	108
7,698	*	AT Cross Co	88
85,225		Avery Dennison Corp	3,292
6,166		Barrett Business Services, Inc	88
35,828		Brink’s Co	1,069
19,056	*	Casella Waste Systems, Inc (Class A)	116
41,673	*	CBIZ, Inc	307
7,981		CDI Corp	106
38,005	*	Cenveo, Inc	243
96,664		Cintas Corp	3,193
18,501	*	Clean Harbors, Inc	1,910
8,210	*	Consolidated Graphics, Inc	451
61,340	*	Coolbrands International, Inc	345
46,629	*	Copart, Inc	2,173
27,057		Corporate Executive Board Co	1,181
82,362	*	Corrections Corp of America	1,783
19,267	*	CoStar Group, Inc	1,142
6,267		Courier Corp	69
92,927		Covanta Holding Corp	1,532
8,400	*	CRA International, Inc	228
37,676		Deluxe Corp	931
23,101	*	Dolan Media Co	196
38,942		Dun & Bradstreet Corp	2,942
67,718		EnergySolutions, Inc	335
20,747	*	EnerNOC, Inc	327
17,307		Ennis, Inc	301
97,566		Equifax, Inc	3,386
11,236	*	Exponent, Inc	489
9,375	*	Franklin Covey Co	91
35,136	*	FTI Consulting, Inc	1,333

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,288	*	Fuel Tech, Inc	$81
15,088		G & K Services, Inc (Class A)	511
49,785	*	Geo Group, Inc	1,147
12,104	*	GP Strategies Corp	165
49,713		Healthcare Services Group	808
14,300		Heidrick & Struggles International, Inc	324
3,302	*	Heritage-Crystal Clean, Inc	63
43,782		Herman Miller, Inc	1,192
23,633	*	Higher One Holdings, Inc	447
17,074	*	Hill International, Inc	98
33,809		HNI Corp	849
24,166	*	Hudson Highland Group, Inc	129
16,505	*	Huron Consulting Group, Inc	499
13,014	*	ICF International, Inc	330
37,578	*	IHS, Inc (Class A)	3,135
22,974	*	Innerworkings, Inc	192
38,561		Interface, Inc (Class A)	747
6,998		Intersections, Inc	127
140,801		Iron Mountain, Inc	4,800
21,500	*	KAR Auction Services, Inc	407
20,372	*	Kelly Services, Inc (Class A)	336
21,985	*	Kforce, Inc	288
18,600		Kimball International, Inc (Class B)	120
35,963		Knoll, Inc	722
34,304	*	Korn/Ferry International	754
8,335	*	M&F Worldwide Corp	215
63,464		Manpower, Inc	3,404
17,708		McGrath RentCorp	497
39,317	*	Metalico, Inc	232
21,996		Mine Safety Appliances Co	821
13,300	*	Mistras Group, Inc	215
28,189	*	Mobile Mini, Inc	597
8,734		Multi-Color Corp	216
40,393	*	Navigant Consulting, Inc	424
63,500	*	NIELSEN HOLDINGS B.V.	1,979
50,328	*	Odyssey Marine Exploration, Inc	158
25,372	*	On Assignment, Inc	249
145,984		Pitney Bowes, Inc	3,356
19,286		Quad	749
158,991		R.R. Donnelley & Sons Co	3,118
245,547		Republic Services, Inc	7,576
32,857		Resources Connection, Inc	396
115,720		Robert Half International, Inc	3,128
50,683		Rollins, Inc	1,033
7,412	*	RPX Corp	208
10,767		Schawk, Inc (Class A)	178
14,249	*	School Specialty, Inc	205
42,038	*	Spherion Corp	382
12,140	*	Standard Parking Corp	194
54,705		Steelcase, Inc (Class A)	623
65,856	*	Stericycle, Inc	5,869
31,978	*	SYKES Enterprises, Inc	688

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

13,336	*	Team, Inc	$322
47,935	*	Tetra Tech, Inc	1,079
9,816	*	TMS International Corp	128
43,886		Towers Watson & Co	2,884
13,579	*	TRC Cos, Inc	85
37,265	*	TrueBlue, Inc	540
11,503		Unifirst Corp	646
36,394		United Stationers, Inc	1,289
90,967	*	Verisk Analytics, Inc	3,149
15,178		Viad Corp	338
2,793		VSE Corp	70
87,021		Waste Connections, Inc	2,761
363,008		Waste Management, Inc	13,530
12,744	*	WCA Waste Corp	73

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	115,744

CONSUMER DURABLES & APPAREL - 1.4%
30,538		American Greetings Corp (Class A)	734
9,523	*	Arctic Cat, Inc	128
45,763	*	Ascena Retail Group, Inc	1,558
91,719	*	Beazer Homes USA, Inc	311
4,923		Blyth, Inc	248
68,735		Brunswick Corp	1,402
51,179		Callaway Golf Co	318
37,626	*	Carter’s, Inc	1,157
4,557	*	Cavco Industries, Inc	205
5,581		Cherokee, Inc	96
10,839	*	Clarus Corp	85
224,839		Coach, Inc	14,374
9,339		Columbia Sportswear Co	592
68,094	*	CROCS, Inc	1,753
5,480		CSS Industries, Inc	115
29,784	*	Deckers Outdoor Corp	2,625
4,329	*	Delta Apparel, Inc	74
215,214		DR Horton, Inc	2,479
207,506	*	Eastman Kodak Co	743
18,783		Ethan Allen Interiors, Inc	400
117,473		Fortune Brands, Inc	7,490
40,042	*	Fossil, Inc	4,714
34,198	*	Furniture Brands International, Inc	142
82,384		Garmin Ltd	2,721
13,268	*	G-III Apparel Group Ltd	457
73,677	*	Hanesbrands, Inc	2,103
53,605		Harman International Industries, Inc	2,443
93,167		Hasbro, Inc	4,093
23,782	*	Helen of Troy Ltd	821
49,581	*	Hovnanian Enterprises, Inc (Class A)	119
54,965	*	Iconix Brand Group, Inc	1,330
18,236	*	iRobot Corp	644
24,481	*	Jakks Pacific, Inc	451
71,707		Jarden Corp	2,475
3,583	*	Johnson Outdoors, Inc	61

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

66,643		Jones Apparel Group, Inc	$723
58,687		KB Home	574
6,203	*	Kenneth Cole Productions, Inc (Class A)	77
19,366	*	K-Swiss, Inc (Class A)	206
39,237	*	La-Z-Boy, Inc	387
34,167	*	Leapfrog Enterprises, Inc	144
109,499		Leggett & Platt, Inc	2,670
122,890		Lennar Corp (Class A)	2,230
12,366	*	Libbey, Inc	201
7,210		Lifetime Brands, Inc	85
75,614	*	Liz Claiborne, Inc	405
16,303	*	M/I Homes, Inc	200
17,427	*	Maidenform Brands, Inc	482
8,407	*	Marine Products Corp	56
266,306		Mattel, Inc	7,322
29,150		MDC Holdings, Inc	718
24,046	*	Meritage Homes Corp	542
43,299	*	Mohawk Industries, Inc	2,598
12,667		Movado Group, Inc	217
221,507		Newell Rubbermaid, Inc	3,495
273,281		Nike, Inc (Class B)	24,591
4,555	*	NVR, Inc	3,305
10,106		Oxford Industries, Inc	341
8,860	*	Perry Ellis International, Inc	224
43,642		Phillips-Van Heusen Corp	2,857
24,262		Polaris Industries, Inc	2,697
45,710		Polo Ralph Lauren Corp (Class A)	6,062
38,375		Pool Corp	1,144
256,906	*	Pulte Homes, Inc	1,968
107,027	*	Quiksilver, Inc	503
6,477		RG Barry Corp	73
35,106		Ryland Group, Inc	580
47,340	*	Sealy Corp	120
27,339	*	Skechers U.S.A., Inc (Class A)	396
7,407		Skyline Corp	130
52,271	*	Smith & Wesson Holding Corp	157
70,229	*	Standard-Pacific Corp	235
4,356	*	Steinway Musical Instruments, Inc	112
26,200	*	Steven Madden Ltd	983
14,503		Sturm Ruger & Co, Inc	318
8,138	*	Summer Infant, Inc	66
52,328	*	Tempur-Pedic International, Inc	3,549
30,416	*	Timberland Co (Class A)	1,307
109,135	*	Toll Brothers, Inc	2,263
19,300	*	True Religion Apparel, Inc	561
47,753		Tupperware Corp	3,221
27,184	*	Under Armour, Inc (Class A)	2,102
10,905	*	Unifi, Inc	150
11,370	*	Universal Electronics, Inc	287
12,069	*	Vera Bradley, Inc	461
66,632		VF Corp	7,234
32,732	*	Warnaco Group, Inc	1,710

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

5,214		Weyco Group, Inc	$128
57,906		Whirlpool Corp	4,709
38,905		Wolverine World Wide, Inc	1,624

		TOTAL CONSUMER DURABLES & APPAREL	158,961

CONSUMER SERVICES - 2.2%
18,260	*	AFC Enterprises	300
14,656		Ambassadors Group, Inc	129
13,862	*	American Public Education, Inc	617
24,907		Ameristar Casinos, Inc	591
92,271	*	Apollo Group, Inc (Class A)	4,029
5,600	*	Archipelago Learning, Inc	55
10,098	*	Ascent Media Corp (Series A)	535
33,030	*	Bally Technologies, Inc	1,344
10,282	*	Benihana, Inc	108
17,427	*	BJ’s Restaurants, Inc	912
24,666		Bob Evans Farms, Inc	863
35,903	*	Boyd Gaming Corp	312
14,947	*	Bravo Brio Restaurant Group, Inc	365
14,051	*	Bridgepoint Education, Inc	351
65,006		Brinker International, Inc	1,590
13,602	*	Buffalo Wild Wings, Inc	902
14,693	*	California Pizza Kitchen, Inc	271
12,339	*	Cambium Learning Group, Inc	42
12,593	*	Capella Education Co	527
50,534	*	Career Education Corp	1,069
5,895	*	Caribou Coffee Co, Inc	78
326,451		Carnival Corp	12,284
8,099	*	Carrols Restaurant Group, Inc	85
17,289		CBRL Group, Inc	853
17,642		CEC Entertainment, Inc	708
46,024	*	Cheesecake Factory	1,444
23,822	*	Chipotle Mexican Grill, Inc (Class A)	7,342
21,525		Choice Hotels International, Inc	718
9,609		Churchill Downs, Inc	433
23,500	*	Coinstar, Inc	1,282
83,309	*	Corinthian Colleges, Inc	355
104,522		Darden Restaurants, Inc	5,201
75,312	*	Denny’s Corp	292
48,586		DeVry, Inc	2,873
11,939	*	DineEquity, Inc	624
47,224	*	Domino’s Pizza, Inc	1,192
30,412	*	Education Management Corp	728
4,221		Einstein Noah Restaurant Group, Inc	63
27,229	*	Gaylord Entertainment Co	817
24,016	*	Grand Canyon Education, Inc	341
235,532		H&R Block, Inc	3,777
47,975		Hillenbrand, Inc	1,135
33,800	*	Hyatt Hotels Corp	1,380
230,043		International Game Technology	4,044
22,405		International Speedway Corp (Class A)	637
34,104	*	Interval Leisure Group, Inc	467

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

15,534	*	Isle of Capri Casinos, Inc	$137
22,473	*	ITT Educational Services, Inc	1,758
39,870	*	Jack in the Box, Inc	908
47,403	*	Jamba, Inc	101
18,366	*	K12, Inc	609
39,822	*	Krispy Kreme Doughnuts, Inc	379
298,547	*	Las Vegas Sands Corp	12,602
31,445	*	Life Time Fitness, Inc	1,255
17,103		Lincoln Educational Services Corp	293
13,766	*	Luby’s, Inc	76
8,861		Mac-Gray Corp	137
14,891		Marcus Corp	147
212,861		Marriott International, Inc (Class A)	7,554
23,085		Matthews International Corp (Class A)	927
11,950	*	McCormick & Schmick’s Seafood Restaurants, Inc	103
794,378		McDonald’s Corp	66,981
262,267	*	MGM Mirage	3,465
8,692	*	Monarch Casino & Resort, Inc	91
23,956	*	Morgans Hotel Group Co	172
20,438	*	Multimedia Games, Inc	93
5,638		National American University Holdings, Inc	53
14,289	*	O’Charleys, Inc	104
78,277	*	Orient-Express Hotels Ltd (Class A)	841
22,233	*	Panera Bread Co (Class A)	2,794
18,183	*	Papa John’s International, Inc	605
8,992	*	Peet’s Coffee & Tea, Inc	519
54,127	*	Penn National Gaming, Inc	2,183
18,084		PF Chang’s China Bistro, Inc	728
48,180	*	Pinnacle Entertainment, Inc	718
7,085	*	Pre-Paid Legal Services, Inc	471
9,873	*	Red Lion Hotels Corp	78
11,853	*	Red Robin Gourmet Burgers, Inc	431
44,951		Regis Corp	689
101,674	*	Royal Caribbean Cruises Ltd	3,827
50,005	*	Ruby Tuesday, Inc	539
26,831	*	Ruth’s Chris Steak House, Inc	151
49,874	*	Scientific Games Corp (Class A)	516
183,181		Service Corp International	2,140
44,601	*	Shuffle Master, Inc	417
26,280		Six Flags Entertainment Corp	984
45,772	*	Sonic Corp	487
51,448		Sotheby’s (Class A)	2,238
9,984		Speedway Motorsports, Inc	142
573,153		Starbucks Corp	22,634
149,294		Starwood Hotels & Resorts Worldwide, Inc	8,366
958	*	Steak N Shake Co	375
11,970	*	Steiner Leisure Ltd	547
68,986		Stewart Enterprises, Inc (Class A)	504
10,323		Strayer Education, Inc	1,305
42,904		Texas Roadhouse, Inc (Class A)	752
16,126	*	Town Sports International Holdings, Inc	123
15,190		Universal Technical Institute, Inc	300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

27,599		Vail Resorts, Inc	$1,276
22,133		Weight Watchers International, Inc	1,670
241,251		Wendy’s/Arby’s Group, Inc (Class A)	1,223
43,711	*	WMS Industries, Inc	1,343
131,838		Wyndham Worldwide Corp	4,436
60,484		Wynn Resorts Ltd	8,682
356,395		Yum! Brands, Inc	19,687

		TOTAL CONSUMER SERVICES	256,731

DIVERSIFIED FINANCIALS - 6.2%
36,918		Advance America Cash Advance Centers, Inc	254
39,037	*	Affiliated Managers Group, Inc	3,960
270,566	*	American Capital Ltd	2,687
809,199		American Express Co	41,835
185,441		Ameriprise Financial, Inc	10,696
149,594		Apollo Investment Corp	1,527
147,601		Ares Capital Corp	2,372
21,300		Artio Global Investors, Inc	241
7,757,683		Bank of America Corp	85,024
941,975		Bank of New York Mellon Corp	24,134
58,435		BGC Partners, Inc (Class A)	452
54,667		BlackRock Kelso Capital Corp	490
70,368		BlackRock, Inc	13,497
77,753	*	Broadpoint Securities Group, Inc	159
16,951		Calamos Asset Management, Inc (Class A)	246
351,872		Capital One Financial Corp	18,181
2,167		Capital Southwest Corp	200
22,738		Cash America International, Inc	1,316
40,430		CBOE Holdings, Inc	995
766,790		Charles Schwab Corp	12,614
2,223,377		Citigroup, Inc	92,581
51,089		CME Group, Inc	14,897
12,285		Cohen & Steers, Inc	407
30,640		Compass Diversified Trust	505
84,065	*	Cowen Group, Inc	316
5,106	*	Credit Acceptance Corp	431
9,816	*	Deerfield Capital Corp	67
1,420		Diamond Hill Investment Group, Inc	115
418,826		Discover Financial Services	11,204
33,079	*	Dollar Financial Corp	716
21,313		Duff & Phelps Corp	273
206,552	*	E*Trade Financial Corp	2,850
92,658		Eaton Vance Corp	2,801
11,162	*	Encore Capital Group, Inc	343
10,984		Epoch Holding Corp	196
14,946		Evercore Partners, Inc (Class A)	498
36,390	*	Ezcorp, Inc (Class A)	1,295
39,284	*	FBR Capital Markets Corp	134
69,691		Federated Investors, Inc (Class B)	1,661
51,357		Fifth Street Finance Corp	596
29,176	*	Financial Engines, Inc	756
23,334	*	First Cash Financial Services, Inc	980

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

58,259	*	First Marblehead Corp	$103
110,886		Franklin Resources, Inc	14,558
5,142		Friedman Billings Ramsey Group, Inc (Class A)	161
17,300		FXCM, Inc	172
7,000	*	Gain Capital Holdings, Inc	48
6,584		GAMCO Investors, Inc (Class A)	305
54,396		GFI Group, Inc	250
15,081		Gladstone Capital Corp	139
15,921		Gladstone Investment Corp	114
396,354		Goldman Sachs Group, Inc	52,752
5,889		Golub Capital BDC, Inc	88
16,998	*	Green Dot Corp	578
22,433		Greenhill & Co, Inc	1,207
16,757	*	Harris & Harris Group, Inc	86
33,744		Hercules Technology Growth Capital, Inc	355
22,560	*	HFF, Inc (Class A)	340
13,505	*	Imperial Holdings, Inc	137
30,361		Interactive Brokers Group, Inc (Class A)	475
57,157	*	IntercontinentalExchange, Inc	7,128
13,392	*	International Assets Holding Corp	324
32,107	*	Internet Capital Group, Inc	393
353,561		Invesco Ltd	8,273
34,884	*	Investment Technology Group, Inc	489
49,823		iShares Russell 3000 Index Fund	3,950
137,373		Janus Capital Group, Inc	1,297
98,527		Jefferies Group, Inc	2,010
11,011		JMP Group, Inc	77
3,054,229		JPMorgan Chase & Co	125,040
26,819		KBW, Inc	502
73,616	*	Knight Capital Group, Inc (Class A)	811
15,310	*	Kohlberg Capital Corp	122
73,441	*	Ladenburg Thalmann Financial Services, Inc	101
84,822		Lazard Ltd (Class A)	3,147
113,921		Legg Mason, Inc	3,732
148,551		Leucadia National Corp	5,066
26,205	*	LPL Investment Holdings, Inc	896
15,412		Main Street Capital Corp	292
21,429		MarketAxess Holdings, Inc	537
6,533	*	Marlin Business Services Corp	83
64,585		MCG Capital Corp	393
9,981		Medallion Financial Corp	97
7,998		Medley Capital Corp	94
125,909	*	MF Global Holdings Ltd	975
152,732		Moody’s Corp	5,857
1,170,027		Morgan Stanley	26,923
91,923	*	MSCI, Inc (Class A)	3,464
17,411		MVC Capital, Inc	230
94,841	*	Nasdaq Stock Market, Inc	2,399
20,204		Nelnet, Inc (Class A)	446
23,100	*	Netspend Holdings, Inc	231
5,367	*	New Mountain Finance Corp	68
21,889	*	NewStar Financial, Inc	234

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

12,077		NGP Capital Resources Co	$99
7,402	*	Nicholas Financial, Inc	88
166,317		Northern Trust Corp	7,644
201,629		NYSE Euronext	6,910
7,363		Oppenheimer Holdings, Inc	208
30,987		optionsXpress Holdings, Inc	517
35,056		PennantPark Investment Corp	393
41,814	*	PHH Corp	858
17,372	*	Pico Holdings, Inc	504
13,978	*	Piper Jaffray Cos	403
13,016	*	Portfolio Recovery Associates, Inc	1,104
32,274	*	Primus Guaranty Ltd	169
75,446		Prospect Capital Corp	763
9,591		Pzena Investment Management, Inc (Class A)	54
75,031		Raymond James Financial, Inc	2,412
21,125	*	Safeguard Scientifics, Inc	399
8,937		Sanders Morris Harris Group, Inc	71
115,255		SEI Investments Co	2,594
407,286		SLM Corp	6,846
28,070		Solar Capital Ltd	693
6,100		Solar Senior Capital Ltd	109
145,000		SPDR Trust Series 1	19,137
385,876		State Street Corp	17,399
40,347	*	Stifel Financial Corp	1,447
37,258		SWS Group, Inc	223
198,927		T Rowe Price Group, Inc	12,003
167,448		TD Ameritrade Holding Corp	3,267
6,653		THL Credit, Inc	86
20,926		TICC Capital Corp	201
14,296		Triangle Capital Corp	264
4,394	*	Virtus Investment Partners, Inc	267
67,558		Waddell & Reed Financial, Inc (Class A)	2,456
3,869		Westwood Holdings Group, Inc	147
12,929	*	World Acceptance Corp	848

		TOTAL DIVERSIFIED FINANCIALS	722,634

ENERGY - 11.5%
70,225	*	Abraxas Petroleum Corp	269
9,171		Alon USA Energy, Inc	103
174,368	*	Alpha Natural Resources, Inc	7,923
13,406	*	Amyris Biotechnologies, Inc	377
380,956		Anadarko Petroleum Corp	29,242
293,523		Apache Corp	36,218
6,580		APCO Argentina, Inc	572
16,856	*	Approach Resources, Inc	382
125,528		Arch Coal, Inc	3,347
33,846	*	ATP Oil & Gas Corp	518
44,174	*	Atwood Oceanics, Inc	1,949
332,852		Baker Hughes, Inc	24,152
18,593	*	Basic Energy Services, Inc	585
39,652		Berry Petroleum Co (Class A)	2,107
35,237	*	Bill Barrett Corp	1,633

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

80,973	*	BPZ Energy, Inc	$266
89,197	*	Brigham Exploration Co	2,670
27,721		Bristow Group, Inc	1,414
80,461		Cabot Oil & Gas Corp	5,335
79,978	*	Cal Dive International, Inc	478
27,753	*	Callon Petroleum Co	195
188,091	*	Cameron International Corp	9,459
14,570		CARBO Ceramics, Inc	2,374
29,745	*	Carrizo Oil & Gas, Inc	1,242
54,349	*	Cheniere Energy, Inc	498
503,366		Chesapeake Energy Corp	14,945
1,541,851		Chevron Corp	158,563
64,690		Cimarex Energy Co	5,817
4,602	*	Clayton Williams Energy, Inc	276
37,262	*	Clean Energy Fuels Corp	490
46,507	*	Cloud Peak Energy, Inc	991
83,572	*	Cobalt International Energy, Inc	1,139
60,400	*	Complete Production Services, Inc	2,015
36,545	*	Comstock Resources, Inc	1,052
79,511	*	Concho Resources, Inc	7,303
1,082,247		ConocoPhillips	81,373
173,265		Consol Energy, Inc	8,400
9,289	*	Contango Oil & Gas Co	543
29,565	*	Continental Resources, Inc	1,919
34,938		Core Laboratories NV	3,897
15,591	*	Crimson Exploration, Inc	55
37,807		Crosstex Energy, Inc	450
67,340	*	CVR Energy, Inc	1,658
7,528	*	Dawson Geophysical Co	257
7,530		Delek US Holdings, Inc	118
308,251	*	Denbury Resources, Inc	6,165
323,830	*	Devon Energy Corp	25,521
38,961		DHT Maritime, Inc	149
53,448		Diamond Offshore Drilling, Inc	3,763
61,165	*	Dresser-Rand Group, Inc	3,288
26,285	*	Dril-Quip, Inc	1,783
588,957		El Paso Corp	11,897
28,282	*	Endeavour International Corp	426
55,520		Energen Corp	3,137
21,960	*	Energy Partners Ltd	325
56,747	*	Energy XXI Bermuda Ltd	1,885
206,594		EOG Resources, Inc	21,599
102,738		Equitable Resources, Inc	5,396
11,704	*	Evolution Petroleum Corp	83
111,561		EXCO Resources, Inc	1,969
48,293	*	Exterran Holdings, Inc	958
3,778,304	d	Exxon Mobil Corp	307,477
184,006	*	FMC Technologies, Inc	8,242
85,352	*	Forest Oil Corp	2,280
80,549		Frontier Oil Corp	2,603
39,564		Frontline Ltd	583
47,331	*	FX Energy, Inc	416

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

54,404	*	Gastar Exploration Ltd	$187
90,020		General Maritime Corp	122
7,921	*	Geokinetics, Inc	62
15,376	*	Georesources, Inc	346
3,300	*	Gevo, Inc	52
14,135	*	Global Geophysical Services, Inc	252
79,950	*	Global Industries Ltd	438
46,474	*	GMX Resources, Inc	207
28,774		Golar LNG Ltd	1,004
20,317	*	Goodrich Petroleum Corp	374
20,962	*	Green Plains Renewable Energy, Inc	226
9,089		Gulf Island Fabrication, Inc	293
19,261	*	Gulfmark Offshore, Inc	851
29,832	*	Gulfport Energy Corp	886
700,553		Halliburton Co	35,728
29,621	*	Harvest Natural Resources, Inc	327
81,706	*	Helix Energy Solutions Group, Inc	1,353
72,674		Helmerich & Payne, Inc	4,805
87,818	*	Hercules Offshore, Inc	484
231,236		Hess Corp	17,287
34,558		Holly Corp	2,398
18,746	*	Hornbeck Offshore Services, Inc	516
14,150		Houston American Energy Corp	257
119,917	*	Hyperdynamics Corp	516
100,154	*	ION Geophysical Corp	947
823	*	Isramco, Inc	54
27,417	*	James River Coal Co	571
95,985	*	Key Energy Services, Inc	1,728
130,714		Kinder Morgan, Inc	3,755
18,775		Knightsbridge Tankers Ltd	414
145,947	*	Kodiak Oil & Gas Corp	842
15,554	*	Kosmos Energy LLC	264
12,300	*	L&L Energy, Inc	63
22,968		Lufkin Industries, Inc	1,976
81,929	*	Magnum Hunter Resources Corp	554
545,238		Marathon Oil Corp	28,723
23,922	*	Matrix Service Co	320
176,324	*	McDermott International, Inc	3,493
78,067	*	McMoRan Exploration Co	1,443
31,904	*	Miller Petroleum, Inc	204
7,684	*	Mitcham Industries, Inc	133
147,218		Murphy Oil Corp	9,666
220,856	*	Nabors Industries Ltd	5,442
323,905		National Oilwell Varco, Inc	25,333
11,326	*	Natural Gas Services Group, Inc	183
102,838	*	Newfield Exploration Co	6,995
69,901	*	Newpark Resources, Inc	634
134,506		Noble Energy, Inc	12,056
37,402		Nordic American Tanker Shipping	851
48,403	*	Northern Oil And Gas, Inc	1,072
45,751	*	Oasis Petroleum, Inc	1,358
622,377		Occidental Petroleum Corp	64,752

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

84,472		Oceaneering International, Inc	$3,421
37,449	*	Oil States International, Inc	2,993
19,618		Overseas Shipholding Group, Inc	529
3,307	*	OYO Geospace Corp	331
37,088	*	Pacific Asia Petroleum, Inc	49
5,367		Panhandle Oil and Gas, Inc (Class A)	158
96,030	*	Parker Drilling Co	562
69,102	*	Patriot Coal Corp	1,538
119,282		Patterson-UTI Energy, Inc	3,771
206,878		Peabody Energy Corp	12,187
35,015		Penn Virginia Corp	463
232,914	*	PetroHawk Energy Corp	5,746
16,488	*	Petroleum Development Corp	493
43,261	*	Petroquest Energy, Inc	304
9,723	*	PHI, Inc	211
42,944	*	Pioneer Drilling Co	654
88,660		Pioneer Natural Resources Co	7,941
108,164	*	Plains Exploration & Production Co	4,123
135,152		Questar Market Resources, Inc	5,653
94,119	*	Quicksilver Resources, Inc	1,389
122,881		Range Resources Corp	6,820
167,304	*	Rentech, Inc	177
35,433	*	Resolute Energy Corp	573
26,939	*	Rex Energy Corp	277
6,400	*	Rex Stores Corp	106
4,515	*	RigNet, Inc	77
40,850	*	Rosetta Resources, Inc	2,105
96,528	*	Rowan Cos, Inc	3,746
33,284		RPC, Inc	817
304,794	*	SandRidge Energy, Inc	3,249
1,038,891		Schlumberger Ltd	89,760
19,383	*	Scorpio Tankers, Inc	194
16,143		SEACOR Holdings, Inc	1,614
31,863	*	SemGroup Corp	818
34,031		Ship Finance International Ltd	613
8,338	*	Solazyme, Inc	192
93,776		Southern Union Co	3,765
267,605	*	Southwestern Energy Co	11,475
501,923		Spectra Energy Corp	13,758
48,939		St. Mary Land & Exploration Co	3,596
36,323	*	Stone Energy Corp	1,104
93,049		Sunoco, Inc	3,881
59,956	*	Superior Energy Services	2,227
32,148	*	Swift Energy Co	1,198
49,984	*	Syntroleum Corp	73
12,700		Targa Resources Investments, Inc	425
32,878		Teekay Corp	1,015
32,183		Teekay Tankers Ltd (Class A)	303
23,351	*	Tesco Corp	453
108,582	*	Tesoro Corp	2,488
61,337	*	Tetra Technologies, Inc	781
40,104		Tidewater, Inc	2,158

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

32,149	*	Triangle Petroleum Corp	$208
116,837	*	Ultra Petroleum Corp	5,351
10,127	*	Union Drilling, Inc	104
29,837	*	Unit Corp	1,818
49,078	*	Uranerz Energy Corp	148
76,523	*	Uranium Energy Corp	234
74,262	*	Uranium Resources, Inc	124
80,628	*	Ur-Energy, Inc	129
93,574	*	USEC, Inc	313
48,465	*	Vaalco Energy, Inc	292
436,277		Valero Energy Corp	11,156
169,150	*	Vantage Drilling Co	308
22,450	*	Venoco, Inc	286
34,077	*	VOYAGER OIL & GAS	101
26,733		W&T Offshore, Inc	698
67,894	*	Warren Resources, Inc	259
41,000	*	Western Refining, Inc	741
7,723	*	Westmoreland Coal Co	137
89,390	*	Whiting Petroleum Corp	5,087
41,121	*	Willbros Group, Inc	351
450,475		Williams Cos, Inc	13,627
54,207		World Fuel Services Corp	1,948
18,939	*	Zion Oil & Gas, Inc	113

		TOTAL ENERGY	1,333,198

FOOD & STAPLES RETAILING - 1.9%
13,080		Andersons, Inc	553
837		Arden Group, Inc (Class A)	77
41,570	*	BJ’s Wholesale Club, Inc	2,093
29,235		Casey’s General Stores, Inc	1,286
334,517		Costco Wholesale Corp	27,176
1,041,815		CVS Corp	39,152
16,350	*	Fresh Market, Inc	632
8,163		Ingles Markets, Inc (Class A)	135
464,445		Kroger Co	11,518
10,977		Nash Finch Co	393
16,292	*	Pantry, Inc	306
13,557		Pricesmart, Inc	695
445,462	*	Rite Aid Corp	592
33,448		Ruddick Corp	1,456
271,027		Safeway, Inc	6,334
18,527		Spartan Stores, Inc	362
165,275		Supervalu, Inc	1,555
5,570	*	Susser Holdings Corp	88
446,609		Sysco Corp	13,925
36,743	*	United Natural Foods, Inc	1,568
4,652		Village Super Market (Class A)	129
700,798		Walgreen Co	29,756
1,358,613		Wal-Mart Stores, Inc	72,198
8,834		Weis Markets, Inc	360
113,608		Whole Foods Market, Inc	7,208
41,829	*	Winn-Dixie Stores, Inc	353

		TOTAL FOOD & STAPLES RETAILING	219,900

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

FOOD, BEVERAGE & TOBACCO - 5.0%
2,319		Alico, Inc	$59
68,179	*	Alliance One International, Inc	220
1,602,871		Altria Group, Inc	42,332
488,514		Archer Daniels Midland Co	14,730
37,577		B&G Foods, Inc (Class A)	775
6,724	*	Boston Beer Co, Inc (Class A)	602
78,441		Brown-Forman Corp (Class B)	5,859
110,705		Bunge Ltd	7,633
7,129		Calavo Growers, Inc	150
10,929		Cal-Maine Foods, Inc	349
135,903		Campbell Soup Co	4,695
53,541	*	Central European Distribution Corp	600
31,603	*	Chiquita Brands International, Inc	411
4,202		Coca-Cola Bottling Co Consolidated	284
1,512,603		Coca-Cola Co	101,782
248,992		Coca-Cola Enterprises, Inc	7,266
312,873		ConAgra Foods, Inc	8,075
141,361	*	Constellation Brands, Inc (Class A)	2,943
57,268		Corn Products International, Inc	3,166
7,653	*	Craft Brewers Alliance, Inc	66
88,594	*	Darling International, Inc	1,568
140,023	*	Dean Foods Co	1,718
16,103		Diamond Foods, Inc	1,229
27,600	*	Dole Food Co, Inc	373
169,553		Dr Pepper Snapple Group, Inc	7,109
5,320		Farmer Bros Co	54
85,493		Flowers Foods, Inc	1,884
27,866		Fresh Del Monte Produce, Inc	743
488,857		General Mills, Inc	18,196
94,088	*	Green Mountain Coffee Roasters, Inc	8,398
2,482		Griffin Land & Nurseries, Inc (Class A)	81
246,487		H.J. Heinz Co	13,134
27,245	*	Hain Celestial Group, Inc	909
51,477	*	Hansen Natural Corp	4,167
7,067	*	Harbinger Group, Inc	43
70,305	*	Heckmann Corp	425
116,432		Hershey Co	6,619
105,226		Hormel Foods Corp	3,137
8,158		Imperial Sugar Co	163
11,326		J&J Snack Foods Corp	565
88,800		J.M. Smucker Co	6,788
188,439		Kellogg Co	10,424
1,241,635		Kraft Foods, Inc (Class A)	43,744
14,250		Lancaster Colony Corp	867
36,396		Lance, Inc	787
3,603	*	Lifeway Foods, Inc	40
6,464		Limoneira Co	146
110,064		Lorillard, Inc	11,983
102,217		McCormick & Co, Inc	5,067

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

156,498		Mead Johnson Nutrition Co	$10,572
9,066		Mgp Ingredients, Inc	79
102,012		Molson Coors Brewing Co (Class B)	4,564
5,604		National Beverage Corp	82
15,084	*	Omega Protein Corp	208
1,210,176		PepsiCo, Inc	85,233
1,361,513		Philip Morris International, Inc	90,908
37,600	*	Pilgrim’s Pride Corp	203
9,350	*	Primo Water	135
42,347	*	Ralcorp Holdings, Inc	3,666
256,691		Reynolds American, Inc	9,510
17,484		Sanderson Farms, Inc	835
447,735		Sara Lee Corp	8,502
7,792	*	Seneca Foods Corp	199
53,670	*	Smart Balance, Inc	278
111,924	*	Smithfield Foods, Inc	2,448
92,450	*	Star Scientific, Inc	416
14,223	*	Synutra International, Inc	140
18,111		Tootsie Roll Industries, Inc	530
26,938	*	TreeHouse Foods, Inc	1,471
230,318		Tyson Foods, Inc (Class A)	4,473
18,707		Universal Corp	705
33,438		Vector Group Ltd	595

		TOTAL FOOD, BEVERAGE & TOBACCO	578,110

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
15,924	*	Abaxis, Inc	434
27,756	*	Abiomed, Inc	450
30,836	*	Accretive Health, Inc	888
52,299	*	Accuray, Inc	419
290,607		Aetna, Inc	12,813
8,631	*	Air Methods Corp	645
47,580	*	Align Technology, Inc	1,085
4,887	*	Alimera Sciences, Inc	40
18,580	*	Alliance Imaging, Inc	71
145,378	*	Allscripts Healthcare Solutions, Inc	2,823
7,268	*	Almost Family, Inc	199
39,818	*	Alphatec Holdings, Inc	139
21,596	*	Amedisys, Inc	575
9,851	*	American Dental Partners, Inc	128
34,263	*	Amerigroup Corp	2,415
209,849		AmerisourceBergen Corp	8,688
30,580	*	AMN Healthcare Services, Inc	254
25,648	*	Amsurg Corp	670
10,953		Analogic Corp	576
18,523	*	Angiodynamics, Inc	264
54,175	*	Antares Pharma, Inc	120
20,843	*	Arthrocare Corp	698
17,166		Assisted Living Concepts, Inc (A Shares)	288
25,682	*	athenahealth, Inc	1,056
10,854	*	AtriCure, Inc	140
1,039		Atrion Corp	206

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

65,625		Bard (C.R.), Inc	$7,210
436,603		Baxter International, Inc	26,061
167,498		Becton Dickinson & Co	14,433
21,482	*	Biolase Technology, Inc	110
18,346	*	Bio-Reference Labs, Inc	383
31,488	*	BioScrip, Inc	204
1,169,568	*	Boston Scientific Corp	8,082
74,076	*	Brookdale Senior Living, Inc	1,796
12,419		Cantel Medical Corp	334
15,384	*	Capital Senior Living Corp	143
268,485		Cardinal Health, Inc	12,195
18,454	*	CardioNet, Inc	98
9,837	*	Cardiovascular Systems, Inc	143
147,978	*	CareFusion Corp	4,021
32,577	*	Catalyst Health Solutions, Inc	1,818
24,036	*	CBaySystems Holdings Ltd	311
39,667	*	Centene Corp	1,409
108,762	*	Cerner Corp	6,645
28,816	*	Cerus Corp	86
18,052		Chemed Corp	1,183
8,056	*	Chindex International, Inc	110
207,164		Cigna Corp	10,654
72,212	*	Community Health Systems, Inc	1,854
9,637		Computer Programs & Systems, Inc	612
25,681	*	Conceptus, Inc	300
22,053	*	Conmed Corp	628
23,514	*	Continucare Corp	145
34,815		Cooper Cos, Inc	2,759
6,016	*	Corvel Corp	282
114,216	*	Coventry Health Care, Inc	4,165
379,497		Covidien plc	20,201
22,090	*	Cross Country Healthcare, Inc	168
27,223	*	CryoLife, Inc	152
19,734	*	Cyberonics, Inc	552
5,493	*	Cynosure, Inc (Class A)	66
73,647	*	DaVita, Inc	6,379
49,659	*	Delcath Systems, Inc	256
107,747		Dentsply International, Inc	4,103
51,238	*	DexCom, Inc	742
7,198	*	DynaVox, Inc	55
87,757	*	Edwards Lifesciences Corp	7,651
21,300	*	Emdeon, Inc	279
23,206	*	Emeritus Corp	493
34,017	*	Endologix, Inc	316
10,891		Ensign Group, Inc	331
4,100	*	ePocrates, Inc	76
4,898	*	Exactech, Inc	88
20,845	*	EXamWorks, Inc	529
408,620	*	Express Scripts, Inc	22,058
24,001	*	Five Star Quality Care, Inc	139
37,341	*	Gen-Probe, Inc	2,582
22,160	*	Gentiva Health Services, Inc	462

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,254	*	Greatbatch, Inc	$516
20,349	*	Haemonetics Corp	1,310
25,502	*	Hanger Orthopedic Group, Inc	624
32,412	*	Hansen Medical, Inc	111
98,994	*	HCA Holdings, Inc	3,267
197,006	*	Health Management Associates, Inc (Class A)	2,124
69,494	*	Health Net, Inc	2,230
71,500	*	Healthsouth Corp	1,877
52,495	*	Healthspring, Inc	2,421
12,083	*	HealthStream, Inc	160
28,116	*	Healthways, Inc	427
9,160	*	HeartWare International, Inc	679
71,002	*	Henry Schein, Inc	5,083
49,054		Hill-Rom Holdings, Inc	2,258
22,307	*	HMS Holdings Corp	1,715
200,085	*	Hologic, Inc	4,036
129,479		Humana, Inc	10,428
9,095	*	ICU Medical, Inc	397
43,803	*	Idexx Laboratories, Inc	3,397
55,460	*	Immucor, Inc	1,132
34,069	*	Insulet Corp	755
16,250	*	Integra LifeSciences Holdings Corp	777
30,088	*	Intuitive Surgical, Inc	11,196
23,110		Invacare Corp	767
65,672	*	Inverness Medical Innovations, Inc	2,405
11,925	*	IPC The Hospitalist Co, Inc	553
12,955	*	IRIS International, Inc	129
8,260	*	Kensey Nash Corp	208
38,766	*	Kindred Healthcare, Inc	832
49,419	*	Kinetic Concepts, Inc	2,848
79,660	*	Laboratory Corp of America Holdings	7,710
8,629		Landauer, Inc	531
11,927	*	LHC Group, Inc	275
40,314	*	LifePoint Hospitals, Inc	1,575
78,082		Lincare Holdings, Inc	2,285
25,596	*	Magellan Health Services, Inc	1,401
24,243	*	MAKO Surgical Corp	721
38,810		Masimo Corp	1,152
193,002		McKesson Corp	16,145
33,286	*	MedAssets, Inc	445
11,469	*	Medcath Corp	156
306,173	*	Medco Health Solutions, Inc	17,305
9,627	*	Medical Action Industries, Inc	78
14,224	*	Medidata Solutions, Inc	340
819,376		Medtronic, Inc	31,570
38,200	*	Merge Healthcare, Inc	199
31,965		Meridian Bioscience, Inc	771
29,037	*	Merit Medical Systems, Inc	522
30,372	*	Metropolitan Health Networks, Inc	145
21,513	*	Molina Healthcare, Inc	583
9,533	*	MWI Veterinary Supply, Inc	770
6,756		National Healthcare Corp	335

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,956	*	Natus Medical, Inc	$302
18,486	*	Neogen Corp	836
66,756	*	Neoprobe Corp	222
30,456	*	NuVasive, Inc	1,001
33,986	*	NxStage Medical, Inc	708
90,050		Omnicare, Inc	2,872
24,067	*	Omnicell, Inc	375
30,922	*	OraSure Technologies, Inc	264
14,876	*	Orthofix International NV	632
48,567		Owens & Minor, Inc	1,675
12,302	*	Palomar Medical Technologies, Inc	139
79,206		Patterson Cos, Inc	2,605
36,851	*	Pediatrix Medical Group, Inc	2,660
23,814	*	PharMerica Corp	304
8,598	*	Providence Service Corp	109
41,924	*	PSS World Medical, Inc	1,174
15,188		Quality Systems, Inc	1,326
120,530		Quest Diagnostics, Inc	7,123
21,781	*	Quidel Corp	330
23,354	*	RadNet, Inc	103
116,858	*	Resmed, Inc	3,617
12,187	*	Rockwell Medical Technologies, Inc	156
38,631	*	RTI Biologics, Inc	105
14,756	*	Rural	254
34,640	*	Select Medical Holdings Corp	307
36,229	*	Sirona Dental Systems, Inc	1,924
15,881	*	Skilled Healthcare Group, Inc (Class A)	150
44,003	*	Solta Medical, Inc	121
12,040	*	SonoSite, Inc	423
21,581	*	Spectranetics Corp	134
251,828		St. Jude Medical, Inc	12,007
26,141	*	Staar Surgical Co	139
16,786	*	Stereotaxis, Inc	59
45,845		STERIS Corp	1,604
239,974		Stryker Corp	14,084
19,029	*	Sun Healthcare Group, Inc	153
51,216	*	Sunrise Senior Living, Inc	488
13,627	*	SurModics, Inc	151
47,188	*	SXC Health Solutions Corp	2,780
32,497	*	Symmetry Medical, Inc	291
16,509	*	Synergetics USA, Inc	91
9,221	*	Synovis Life Technologies, Inc	161
20,027	*	Team Health Holdings, Inc	451
30,710		Teleflex, Inc	1,875
367,275	*	Tenet Healthcare Corp	2,292
43,318	*	Thoratec Corp	1,422
7,882	*	Tornier BV	212
4,824	*	Transcend Services, Inc	142
14,800	*	Triple-S Management Corp (Class B)	322
37,485	*	Unilife Corp	194
829,406		UnitedHealth Group, Inc	42,782
23,233		Universal American Corp	254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,358		Universal Health Services, Inc (Class B)	$3,574
15,919	*	Uroplasty, Inc	119
8,422		US Physical Therapy, Inc	208
89,660	*	Varian Medical Systems, Inc	6,278
12,709	*	Vascular Solutions, Inc	158
66,310	*	VCA Antech, Inc	1,406
39,957	*	Volcano Corp	1,290
32,075	*	WellCare Health Plans, Inc	1,649
281,164		WellPoint, Inc	22,148
26,348		West Pharmaceutical Services, Inc	1,153
28,863	*	Wright Medical Group, Inc	433
4,290		Young Innovations, Inc	122
146,878	*	Zimmer Holdings, Inc	9,283
17,148	*	Zoll Medical Corp	972

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	524,310

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
330,948		Avon Products, Inc	9,267
46,305	*	Central Garden and Pet Co (Class A)	470
109,668		Church & Dwight Co, Inc	4,446
102,087		Clorox Co	6,885
374,232		Colgate-Palmolive Co	32,712
17,426	*	Elizabeth Arden, Inc	506
54,076	*	Energizer Holdings, Inc	3,913
85,023		Estee Lauder Cos (Class A)	8,944
11,623		Female Health Co	58
91,346		Herbalife Ltd	5,265
12,258		Inter Parfums, Inc	282
300,729		Kimberly-Clark Corp	20,017
9,661	*	Medifast, Inc	229
5,868	*	Nature’s Sunshine Products, Inc	114
38,826		Nu Skin Enterprises, Inc (Class A)	1,458
8,067	*	Nutraceutical International Corp	124
3,981		Oil-Dri Corp of America	85
38,233	*	Prestige Brands Holdings, Inc	491
2,136,999		Procter & Gamble Co	135,848
9,587	*	Revlon, Inc (Class A)	161
9,325		Schiff Nutrition International, Inc	104
11,963	*	Spectrum Brands, Inc	383
6,878	*	USANA Health Sciences, Inc	215
14,064		WD-40 Co	549

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	232,526

INSURANCE - 3.7%
258,307		ACE Ltd	17,002
358,789		Aflac, Inc	16,748
4,966	*	Alleghany Corp	1,654
28,991		Allied World Assurance Co Holdings Ltd	1,669
400,248		Allstate Corp	12,220
46,461		American Equity Investment Life Holding Co	591
61,424		American Financial Group, Inc	2,192
338,480	*	American International Group, Inc	9,924

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

4,964		American National Insurance Co	$385
7,468	*	American Safety Insurance Holdings Ltd	143
13,065	*	Amerisafe, Inc	296
17,807		Amtrust Financial Services, Inc	406
253,787		AON Corp	13,019
101,080	*	Arch Capital Group Ltd	3,226
21,131		Argo Group International Holdings Ltd	628
85,496		Arthur J. Gallagher & Co	2,440
54,260		Aspen Insurance Holdings Ltd	1,396
73,810		Assurant, Inc	2,677
141,003		Assured Guaranty Ltd	2,300
91,618		Axis Capital Holdings Ltd	2,836
4,897		Baldwin & Lyons, Inc (Class B)	113
1,339,228	*	Berkshire Hathaway, Inc (Class B)	103,644
89,288		Brown & Brown, Inc	2,291
223,962		Chubb Corp	14,022
112,169		Cincinnati Financial Corp	3,273
32,879	*	Citizens, Inc (Class A)	224
19,762		CNA Financial Corp	574
170,071	*	Conseco, Inc	1,345
14,025		Crawford & Co (Class B)	99
36,264		Delphi Financial Group, Inc (Class A)	1,059
9,364		Donegal Group, Inc (Class A)	120
17,698	*	eHealth, Inc	236
4,503		EMC Insurance Group, Inc	86
34,055		Employers Holdings, Inc	571
31,116		Endurance Specialty Holdings Ltd	1,286
4,920	*	Enstar Group Ltd	514
21,144		Erie Indemnity Co (Class A)	1,495
35,166		Everest Re Group Ltd	2,875
9,829		FBL Financial Group, Inc (Class A)	316
178,542		Fidelity National Title Group, Inc (Class A)	2,810
77,697		First American Financial Corp	1,216
40,236		Flagstone Reinsurance Holdings Ltd	339
10,330	*	Fpic Insurance Group, Inc	431
379,148	*	Genworth Financial, Inc (Class A)	3,898
20,683	*	Greenlight Capital Re Ltd (Class A)	544
7,438	*	Hallmark Financial Services	59
32,699		Hanover Insurance Group, Inc	1,233
10,427		Harleysville Group, Inc	325
338,501		Hartford Financial Services Group, Inc	8,926
87,439		HCC Insurance Holdings, Inc	2,754
33,859	*	Hilltop Holdings, Inc	299
29,235		Horace Mann Educators Corp	456
5,411	*	Independence Holding Co	56
10,619		Infinity Property & Casualty Corp	580
2,078		Kansas City Life Insurance Co	65
239,847		Lincoln National Corp	6,833
242,662		Loews Corp	10,214
34,934		Maiden Holdings Ltd	318
7,378	*	Markel Corp	2,928
418,379		Marsh & McLennan Cos, Inc	13,049

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

74,338		Max Capital Group Ltd	$1,658
118,930	*	MBIA, Inc	1,034
42,189		Meadowbrook Insurance Group, Inc	418
20,644		Mercury General Corp	815
628,672		Metlife, Inc	27,581
54,871		Montpelier Re Holdings Ltd	988
36,167	*	National Financial Partners Corp	417
9,917		National Interstate Corp	227
1,551		National Western Life Insurance Co (Class A)	247
10,438	*	Navigators Group, Inc	491
195,723		Old Republic International Corp	2,300
20,220		OneBeacon Insurance Group Ltd (Class A)	271
51,773		PartnerRe Ltd	3,565
98,653	*	Phoenix Cos, Inc	243
28,637		Platinum Underwriters Holdings Ltd	952
13,808		Presidential Life Corp	144
26,124		Primerica, Inc	574
247,684		Principal Financial Group	7,535
23,604	*	ProAssurance Corp	1,652
502,045		Progressive Corp	10,734
65,519		Protective Life Corp	1,515
367,158		Prudential Financial, Inc	23,349
56,415		Reinsurance Group of America, Inc (Class A)	3,433
39,604		RenaissanceRe Holdings Ltd	2,770
14,489		RLI Corp	897
11,015		Safety Insurance Group, Inc	463
14,868		SeaBright Insurance Holdings, Inc	147
40,400		Selective Insurance Group, Inc	657
35,995		Stancorp Financial Group, Inc	1,519
9,480		State Auto Financial Corp	165
12,744		Stewart Information Services Corp	128
51,687		Symetra Financial Corp	694
60,013		Torchmark Corp	3,849
31,231		Tower Group, Inc	744
47,478		Transatlantic Holdings, Inc	2,327
320,678		Travelers Cos, Inc	18,721
12,914	*	United America Indemnity Ltd	286
17,338		United Fire & Casualty Co	301
39,343		Unitrin, Inc	1,167
10,064		Universal Insurance Holdings, Inc	47
240,234		UnumProvident Corp	6,121
58,995		Validus Holdings Ltd	1,826
87,424		W.R. Berkley Corp	2,836
5,268		White Mountains Insurance Group Ltd	2,213
236,648		XL Capital Ltd	5,202

		TOTAL INSURANCE	426,451

MATERIALS - 4.5%
24,943		A. Schulman, Inc	628
5,113	*	AEP Industries, Inc	149
162,179		Air Products & Chemicals, Inc	15,502
64,964		Airgas, Inc	4,550

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

84,458		AK Steel Holding Corp	$1,331
71,187		Albemarle Corp	4,926
801,888		Alcoa, Inc	12,718
81,466		Allegheny Technologies, Inc	5,171
68,161	*	Allied Nevada Gold Corp	2,411
18,051		AMCOL International Corp	689
18,079		American Vanguard Corp	234
52,149		Aptargroup, Inc	2,729
17,411		Arch Chemicals, Inc	600
60,252		Ashland, Inc	3,893
21,090		Balchem Corp	923
128,514		Ball Corp	4,943
80,502		Bemis Co, Inc	2,719
76,383		Boise, Inc	595
14,781	*	Brush Engineered Materials, Inc	546
31,123		Buckeye Technologies, Inc	840
50,868		Cabot Corp	2,028
45,612	*	Calgon Carbon Corp	775
33,678		Carpenter Technology Corp	1,943
11,808	*	Castle (A.M.) & Co	196
120,361		Celanese Corp (Series A)	6,416
39,702	*	Century Aluminum Co	621
54,755		CF Industries Holdings, Inc	7,757
5,158		Chase Corp	86
73,547	*	Chemtura	1,339
8,801	*	Clearwater Paper Corp	601
104,374		Cleveland-Cliffs, Inc	9,649
69,583	*	Coeur d’Alene Mines Corp	1,688
86,134		Commercial Metals Co	1,236
25,270		Compass Minerals International, Inc	2,175
119,448	*	Crown Holdings, Inc	4,637
38,318		Cytec Industries, Inc	2,191
9,014		Deltic Timber Corp	484
31,420		Domtar Corporation	2,976
900,090		Dow Chemical Co	32,404
702,653		Du Pont (E.I.) de Nemours & Co	37,979
33,735		Eagle Materials, Inc	940
55,819		Eastman Chemical Co	5,697
183,072		Ecolab, Inc	10,322
66,070	*	Ferro Corp	888
38,825	*	Flotek Industries, Inc	331
56,112		FMC Corp	4,827
725,322		Freeport-McMoRan Copper & Gold, Inc (Class B)	38,371
14,460	*	FutureFuel Corp	175
84,902	*	General Moly, Inc	379
25,535	*	Georgia Gulf Corp	616
35,119		Glatfelter	540
47,286		Globe Specialty Metals, Inc	1,060
21,606	*	Gold Resource Corp	539
9,348	*	Golden Minerals Co	166
196,126	*	Golden Star Resources Ltd	431
15,502	*	Graham Packaging Co, Inc	391

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

122,089	*	Graphic Packaging Holding Co	$664
26,849		Greif, Inc (Class A)	1,746
36,079		H.B. Fuller Co	881
6,809		Hawkins, Inc	247
9,402		Haynes International, Inc	582
54,162	*	Headwaters, Inc	170
214,218	*	Hecla Mining Co	1,647
33,599	*	Horsehead Holding Corp	448
145,355		Huntsman Corp	2,740
16,427		Innophos Holdings, Inc	802
18,027	*	Innospec, Inc	606
61,427		International Flavors & Fragrances, Inc	3,946
334,557		International Paper Co	9,975
40,015	*	Intrepid Potash, Inc	1,300
65,101	*	Jaguar Mining, Inc	311
11,905		Kaiser Aluminum Corp	650
32,261	*	Kapstone Paper and Packaging Corp	535
4,800		KMG Chemicals, Inc	81
16,539		Koppers Holdings, Inc	627
24,388	*	Kraton Polymers LLC	955
14,288		Kronos Worldwide, Inc	449
14,893	*	Landec Corp	98
101,464	*	Louisiana-Pacific Corp	826
16,187	*	LSB Industries, Inc	695
50,770		Lubrizol Corp	6,817
239,732		LyondellBasell Industries AF S.C.A	9,234
34,945		Martin Marietta Materials, Inc	2,795
131,629		MeadWestvaco Corp	4,385
8,652	*	Metals USA Holdings Corp	129
60,363	*	Midway Gold Corp	118
14,800		Minerals Technologies, Inc	981
42,981	*	Molycorp, Inc	2,624
410,316		Monsanto Co	29,765
208,415		Mosaic Co	14,117
23,791		Myers Industries, Inc	245
106,157		Nalco Holding Co	2,952
11,726		Neenah Paper, Inc	250
7,413		NewMarket Corp	1,265
370,179		Newmont Mining Corp	19,980
4,943		NL Industries, Inc	91
16,993	*	Noranda Aluminium Holding Corp	257
242,723		Nucor Corp	10,005
63,038		Olin Corp	1,428
9,331		Olympic Steel, Inc	257
23,303	*	OM Group, Inc	947
32,453	*	Omnova Solutions, Inc	226
127,123	*	Owens-Illinois, Inc	3,281
79,420		Packaging Corp of America	2,223
90,889	*	Paramount Gold and Silver Corp	296
71,742		PolyOne Corp	1,110
121,075		PPG Industries, Inc	10,992
237,479		Praxair, Inc	25,741

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,804		Quaker Chemical Corp	$422
55,860		Reliance Steel & Aluminum Co	2,773
18,123	*	Revett Minerals, Inc	82
46,734		Rock-Tenn Co (Class A)	3,100
52,353	*	Rockwood Holdings, Inc	2,895
41,544		Royal Gold, Inc	2,433
98,223		RPM International, Inc	2,261
23,200	*	RTI International Metals, Inc	890
16,575		Schnitzer Steel Industries, Inc (Class A)	955
13,962		Schweitzer-Mauduit International, Inc	784
34,625		Scotts Miracle-Gro Co (Class A)	1,777
123,206		Sealed Air Corp	2,931
30,735	*	Senomyx, Inc	158
38,347		Sensient Technologies Corp	1,422
71,242		Sherwin-Williams Co	5,975
95,751		Sigma-Aldrich Corp	7,026
37,804		Silgan Holdings, Inc	1,549
93,627	*	Solutia, Inc	2,139
76,188		Sonoco Products Co	2,708
130,301		Southern Copper Corp (NY)	4,283
25,932	*	Spartech Corp	158
165,292		Steel Dynamics, Inc	2,686
5,500		Stepan Co	390
78,944	*	Stillwater Mining Co	1,738
21,697	*	STR Holdings, Inc	324
83,185		Temple-Inland, Inc	2,474
17,319		Texas Industries, Inc	721
10,121	*	Texas Petrochemicals, Inc	397
117,009	*	Thompson Creek Metals Co, Inc	1,168
65,998		Titanium Metals Corp	1,209
1,357	*	United States Lime & Minerals, Inc	56
110,404		United States Steel Corp	5,083
4,623	*	Universal Stainless & Alloy	216
21,458	*	US Energy Corp Wyoming	92
79,913	*	US Gold Corp	482
76,637		Valspar Corp	2,764
11,300	*	Verso Paper Corp	30
52,408	*	Vista Gold Corp	148
98,368		Vulcan Materials Co	3,789
47,739		Walter Energy, Inc	5,528
37,679		Wausau Paper Corp	254
15,532		Westlake Chemical Corp	806
4,506	*	WHX Corp	69
46,555		Worthington Industries, Inc	1,075
56,274	*	WR Grace & Co	2,568
15,230	*	Zagg, Inc	204
15,316		Zep, Inc	289
19,213	*	Zoltek Cos, Inc	202

		TOTAL MATERIALS	513,926

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

MEDIA - 3.2%
13,486		AH Belo Corp (Class A)	$100
20,466		Arbitron, Inc	846
72,008	*	Belo (A.H.) Corp (Class A)	542
167,818		Cablevision Systems Corp (Class A)	6,077
512,170		CBS Corp (Class B)	14,592
27,491	*	Central European Media Enterprises Ltd (Class A) Nasdaq	543
40,590	*	Charter Communications, Inc	2,202
56,411		Cinemark Holdings, Inc	1,168
28,047	*	Clear Channel Outdoor Holdings, Inc (Class A)	356
2,111,608		Comcast Corp (Class A)	53,509
13,062	*	Crown Media Holdings, Inc (Class A)	25
17,373	*	Cumulus Media, Inc (Class A)	61
598,983	*	DIRECTV	30,440
213,192	*	Discovery Communications, Inc (Class A)	8,732
153,317		DISH Network Corp (Class A)	4,702
54,653	*	DreamWorks Animation SKG, Inc (Class A)	1,099
18,269	*	Entercom Communications Corp (Class A)	159
38,482	*	Entravision Communications Corp (Class A)	71
21,197	*	EW Scripps Co (Class A)	205
5,404	*	Fisher Communications, Inc	161
184,081		Gannett Co, Inc	2,636
8,856	*	Global Sources Ltd	81
11,057	*	Global Traffic Network, Inc	127
37,922	*	Gray Television, Inc	100
33,505		Harte-Hanks, Inc	272
16,105	*	interCLICK, Inc	128
376,254		Interpublic Group of Cos, Inc	4,703
33,375		John Wiley & Sons, Inc (Class A)	1,736
42,642	*	Journal Communications, Inc (Class A)	220
23,300	*	Knology, Inc	346
43,505	*	Lamar Advertising Co (Class A)	1,191
186,281	*	Liberty Global, Inc (Class A)	8,390
54,468	*	Liberty Media Corp - Capital (Series A)	4,671
40,282	*	Liberty Media Corp - Starz	3,031
29,608	*	Lin TV Corp (Class A)	144
40,329	*	Lions Gate Entertainment Corp	267
108,249	*	Live Nation, Inc	1,242
45,616	*	Madison Square Garden, Inc	1,256
29,313	*	Martha Stewart Living Omnimedia, Inc (Class A)	127
45,516	*	McClatchy Co (Class A)	128
233,198		McGraw-Hill Cos, Inc	9,773
19,518		MDC Partners, Inc	352
26,535		Meredith Corp	826
16,901		Morningstar, Inc	1,027
40,500		National CineMedia, Inc	685
104,815	*	New York Times Co (Class A)	914
1,757,249		News Corp (Class A)	31,103
7,914	*	Nexstar Broadcasting Group, Inc (Class A)	65
215,271		Omnicom Group, Inc	10,367
11,051		Outdoor Channel Holdings, Inc	76
29,358		Primedia, Inc	207
7,422	*	ReachLocal, Inc	155
60,087		Regal Entertainment Group (Class A)	742

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

7,217	*	Rentrak Corp	$128
2,741	*	Saga Communications, Inc	101
22,736		Scholastic Corp	605
69,106		Scripps Networks Interactive (Class A)	3,378
34,573		Sinclair Broadcast Group, Inc (Class A)	380
2,997,389	*	Sirius XM Radio, Inc	6,564
288,806		Thomson Corp	10,848
257,482		Time Warner Cable, Inc	20,094
819,903		Time Warner, Inc	29,820
38,340	*	Valassis Communications, Inc	1,162
447,870		Viacom, Inc (Class B)	22,841
247,660		Virgin Media, Inc	7,412
1,447,224		Walt Disney Co	56,501
39,735	*	Warner Music Group Corp	327
3,829		Washington Post Co (Class B)	1,604
3,997	*	Westwood One, Inc	21
18,692		World Wrestling Entertainment, Inc (Class A)	178

		TOTAL MEDIA	374,642

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
1,189,915		Abbott Laboratories	62,613
30,051	*	Achillion Pharmaceuticals, Inc	224
29,951	*	Acorda Therapeutics, Inc	968
6,188	*	Acura Pharmaceuticals, Inc	24
5,695	*	Aegerion Pharmaceuticals, Inc	90
30,064	*	Affymax, Inc	207
56,476	*	Affymetrix, Inc	448
266,450	*	Agilent Technologies, Inc	13,618
50,321	*	Akorn, Inc	352
17,349	*	Albany Molecular Research, Inc	83
140,756	*	Alexion Pharmaceuticals, Inc	6,620
70,988	*	Alkermes, Inc	1,320
233,340		Allergan, Inc	19,426
63,430	*	Allos Therapeutics, Inc	136
27,380	*	Alnylam Pharmaceuticals, Inc	257
16,995	*	AMAG Pharmaceuticals, Inc	320
711,775	*	Amgen, Inc	41,531
12,703	*	Amicus Therapeutics, Inc	75
15,482	*	Ampio Pharmaceuticals, Inc	121
105,182	*	Amylin Pharmaceuticals, Inc	1,405
12,511	*	Anthera Pharmaceuticals, Inc	102
12,961	*	Ardea Biosciences, Inc	330
148,696	*	Arena Pharmaceuticals, Inc	202
101,217	*	Ariad Pharmaceuticals, Inc	1,147
40,003	*	Arqule, Inc	250
33,623	*	Array Biopharma, Inc	75
36,727	*	Auxilium Pharmaceuticals, Inc	720
96,279	*	AVANIR Pharmaceuticals, Inc	323
20,327	*	AVEO Pharmaceuticals, Inc	419
98,905	*	AVI BioPharma, Inc	141
22,254	*	BioCryst Pharmaceuticals, Inc	85
187,545	*	Biogen Idec, Inc	20,052

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

84,714	*	BioMarin Pharmaceuticals, Inc	$2,305
8,360	*	BioMimetic Therapeutics, Inc	43
15,217	*	Bio-Rad Laboratories, Inc (Class A)	1,816
102,871	*	Biosante Pharmaceuticals, Inc	283
2,885	*	Biospecifics Technologies Corp	65
16,168	*	Biotime, Inc	83
1,306,296		Bristol-Myers Squibb Co	37,830
64,623	*	Bruker BioSciences Corp	1,316
28,637	*	Cadence Pharmaceuticals, Inc	263
34,601	*	Caliper Life Sciences, Inc	281
20,927	*	Cambrex Corp	97
354,391	*	Celgene Corp	21,377
128,007	*	Cell Therapeutics, Inc	202
24,391	*	Celldex Therapeutics, Inc	87
58,202	*	Cephalon, Inc	4,650
45,716	*	Cepheid, Inc	1,584
44,185	*	Charles River Laboratories International, Inc	1,796
50,100	*	Chelsea Therapeutics International, Inc	256
17,313	*	Cleveland Biolabs, Inc	59
19,275	*	Codexis, Inc	186
56,439	*	Columbia Laboratories, Inc	174
51,595	*	Combinatorx, Inc	123
7,924	*	Complete Genomics, Inc	121
19,348	*	Corcept Therapeutics, Inc	77
5,072	*	Cornerstone Therapeutics, Inc	45
48,271	*	Covance, Inc	2,866
45,663	*	Cubist Pharmaceuticals, Inc	1,643
47,886	*	Curis, Inc	171
47,980	*	Cytori Therapeutics, Inc	230
112,916	*	Dendreon Corp	4,453
56,725	*	Depomed, Inc	464
50,131	*	Durect Corp	102
18,782	*	Dusa Pharmaceuticals, Inc	117
69,074	*	Dyax Corp	137
88,678	*	Dynavax Technologies Corp	244
782,710		Eli Lilly & Co	29,375
16,293	*	Emergent Biosolutions, Inc	367
89,664	*	Endo Pharmaceuticals Holdings, Inc	3,602
11,335	*	Endocyte, Inc	162
18,855	*	Enzo Biochem, Inc	80
43,349	*	Enzon Pharmaceuticals, Inc	436
35,238	*	eResearch Technology, Inc	224
44,787	*	Exact Sciences Corp	385
97,774	*	Exelixis, Inc	876
4,820	*	Fluidigm Corp	81
219,010	*	Forest Laboratories, Inc	8,616
7,338	*	Furiex Pharmaceuticals Inc	131
11,423	*	Genomic Health, Inc	319
88,925	*	Geron Corp	357
602,586	*	Gilead Sciences, Inc	24,953
14,714	*	GTx, Inc	70
59,871	*	Halozyme Therapeutics, Inc	414

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

16,723	*	Harvard Bioscience, Inc	$89
6,140	*	Hi-Tech Pharmacal Co, Inc	178
128,336	*	Hospira, Inc	7,272
144,582	*	Human Genome Sciences, Inc	3,548
41,403	*	Idenix Pharmaceuticals, Inc	207
95,834	*	Illumina, Inc	7,202
54,113	*	Immunogen, Inc	660
54,649	*	Immunomedics, Inc	222
49,816	*	Impax Laboratories, Inc	1,085
67,377	*	Incyte Corp	1,276
14,237	*	Infinity Pharmaceuticals, Inc	118
36,185	*	Inhibitex, Inc	142
19,213	*	Insmed, Inc	230
37,443	*	InterMune, Inc	1,342
38,336	*	Ironwood Pharmaceuticals, Inc	603
74,058	*	Isis Pharmaceuticals, Inc	678
19,803	*	ISTA Pharmaceuticals, Inc	151
16,809	*	Jazz Pharmaceuticals, Inc	561
2,098,674		Johnson & Johnson	139,604
10,294	*	Kendle International, Inc	155
53,997	*	Keryx Biopharmaceuticals, Inc	255
38,103	*	KV Pharmaceutical Co (Class A)	104
7,363	*	Lannett Co, Inc	37
154,334	*	Lexicon Pharmaceuticals, Inc	272
139,770	*	Life Technologies Corp	7,278
14,627	*	Ligand Pharmaceuticals, Inc (Class B)	175
31,134	*	Luminex Corp	651
55,893	*	MannKind Corp	212
16,568	*	MAP Pharmaceuticals, Inc	265
16,427		Maxygen, Inc	90
41,466	*	Medicines Co	685
47,245		Medicis Pharmaceutical Corp (Class A)	1,803
27,156	*	Medivation, Inc	582
5,876		Medtox Scientific, Inc	103
2,362,947		Merck & Co, Inc	83,388
25,691	*	Metabolix, Inc	183
24,599	*	Mettler-Toledo International, Inc	4,149
75,576	*	Micromet, Inc	434
34,069	*	Momenta Pharmaceuticals, Inc	663
332,461	*	Mylan Laboratories, Inc	8,202
72,298	*	Myriad Genetics, Inc	1,642
40,164	*	Nabi Biopharmaceuticals	216
87,448	*	Nektar Therapeutics	636
19,348	*	Neostem, Inc	29
37,513	*	Neurocrine Biosciences, Inc	302
69,550	*	Novavax, Inc	140
62,195	*	NPS Pharmaceuticals, Inc	588
15,169	*	Nymox Pharmaceutical Corp	127
12,855	*	Obagi Medical Products, Inc	121
7,745	*	OncoGenex Pharmaceutical, Inc	132
31,842	*	Oncothyreon, Inc	293
48,332	*	Onyx Pharmaceuticals, Inc	1,706

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

69,903	*	Opko Health, Inc	$258
31,166	*	Optimer Pharmaceuticals, Inc	371
23,670	*	Orexigen Therapeutics, Inc	38
12,630	*	Osiris Therapeutics, Inc	98
26,111	*	Pacific Biosciences of California, Inc	305
24,948		Pain Therapeutics, Inc	97
26,028	*	Par Pharmaceutical Cos, Inc	858
46,620	*	Parexel International Corp	1,098
115,867		PDL BioPharma, Inc	680
39,629	*	Peregrine Pharmaceuticals, Inc	74
86,372		PerkinElmer, Inc	2,324
61,479		Perrigo Co	5,402
6,048,935		Pfizer, Inc	124,608
81,377		Pharmaceutical Product Development, Inc	2,184
35,539	*	Pharmacyclics, Inc	371
28,515	*	Pharmasset, Inc	3,199
25,992	*	PharmAthene, Inc	76
15,548	*	Pozen, Inc	65
15,641	*	Progenics Pharmaceuticals, Inc	112
178,940	*	Qiagen N.V.	3,403
45,923	*	Questcor Pharmaceuticals, Inc	1,107
24,692	*	Raptor Pharmaceutical Corp	153
55,800	*	Regeneron Pharmaceuticals, Inc	3,164
52,596	*	Rigel Pharmaceuticals, Inc	482
5,222	*	Sagent Pharmaceuticals	141
44,827	*	Salix Pharmaceuticals Ltd	1,785
45,925	*	Sangamo Biosciences, Inc	270
40,020	*	Santarus, Inc	135
60,281	*	Savient Pharmaceuticals, Inc	452
28,586	*	Sciclone Pharmaceuticals, Inc	173
72,220	*	Seattle Genetics, Inc	1,482
87,069	*	Sequenom, Inc	657
26,901	*	SIGA Technologies, Inc	262
47,540	*	Spectrum Pharmaceuticals, Inc	440
6,322	*	Sucampo Pharmaceuticals, Inc (Class A)	26
44,629	*	SuperGen, Inc	133
11,524	*	Synta Pharmaceuticals Corp	58
21,017	*	Targacept, Inc	443
30,021		Techne Corp	2,503
53,148	*	Theravance, Inc	1,180
293,400	*	Thermo Electron Corp	18,893
39,512	*	United Therapeutics Corp	2,177
26,661	*	Vanda Pharmaceuticals, Inc	190
159,027	*	Vertex Pharmaceuticals, Inc	8,268
44,579	*	Vical, Inc	184
60,661	*	Viropharma, Inc	1,122
62,291	*	Vivus, Inc	507
113,377		Warner Chilcott plc	2,736
70,145	*	Waters Corp	6,716
91,397	*	Watson Pharmaceuticals, Inc	6,282
22,676	*	Xenoport, Inc	161
54,772	*	ZIOPHARM Oncology, Inc	335

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	818,702

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.0%
30,272		Acadia Realty Trust	$615
10,360		Agree Realty Corp	231
1,574		Alexander’s, Inc	625
47,974		Alexandria Real Estate Equities, Inc	3,714
326,824		AMB Property Corp	11,713
24,506		American Assets Trust,Inc	550
51,788		American Campus Communities, Inc	1,840
96,312		American Capital Agency Corp	2,804
614,634		Annaly Capital Management, Inc	11,088
96,360		Anworth Mortgage Asset Corp	724
90,448		Apartment Investment & Management Co (Class A)	2,309
13,700		Apollo Commercial Real Estate Finance, Inc	221
38,135	*	ARMOUR Residential REIT, Inc	280
36,163		Ashford Hospitality Trust, Inc	450
38,683		Associated Estates Realty Corp	629
67,499		AvalonBay Communities, Inc	8,667
7,072	*	Avatar Holdings, Inc	108
99,685		BioMed Realty Trust, Inc	1,918
111,472		Boston Properties, Inc	11,834
101,192		Brandywine Realty Trust	1,173
57,661		BRE Properties, Inc (Class A)	2,876
54,073		Camden Property Trust	3,440
23,300		Campus Crest Communities, Inc	302
54,804		Capital Lease Funding, Inc	269
59,367		Capstead Mortgage Corp	796
223,662	*	CB Richard Ellis Group, Inc (Class A)	5,616
113,740		CBL & Associates Properties, Inc	2,062
41,738		Cedar Shopping Centers, Inc	215
10,703		Chatham Lodging Trust	172
24,872		Chesapeake Lodging Trust	424
757,920		Chimera Investment Corp	2,622
39,627		Cogdell Spencer, Inc	237
66,987		Colonial Properties Trust	1,367
25,359		Colony Financial, Inc	458
4,977		Consolidated-Tomoka Land Co	142
15,000		Coresite Realty	246
54,562		Corporate Office Properties Trust	1,697
67,154		Cousins Properties, Inc	573
44,020		CreXus Investment Corp	489
69,256		Cypress Sharpridge Investments, Inc	887
189,300		DCT Industrial Trust, Inc	990
156,133		Developers Diversified Realty Corp	2,201
131,313		DiamondRock Hospitality Co	1,409
72,895		Digital Realty Trust, Inc	4,503
94,119		Douglas Emmett, Inc	1,872
192,154		Duke Realty Corp	2,692
45,206		DuPont Fabros Technology, Inc	1,139
31,087		Dynex Capital, Inc	301
20,779		EastGroup Properties, Inc	883

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

56,527		Education Realty Trust, Inc	$484
35,904		Entertainment Properties Trust	1,677
19,332		Equity Lifestyle Properties, Inc	1,207
40,925		Equity One, Inc	763
225,532		Equity Residential	13,531
24,854		Essex Property Trust, Inc	3,362
11,724		Excel Trust, Inc	129
71,827		Extra Space Storage, Inc	1,532
47,643		Federal Realty Investment Trust	4,058
102,427	*	FelCor Lodging Trust, Inc	546
62,210	*	First Industrial Realty Trust, Inc	712
38,591		First Potomac Realty Trust	591
104,902	*	Forest City Enterprises, Inc (Class A)	1,959
29,389	*	Forestar Real Estate Group, Inc	483
56,329		Franklin Street Properties Corp	727
431,127		General Growth Properties, Inc	7,196
18,098		Getty Realty Corp	457
6,667		Gladstone Commercial Corp	116
82,965		Glimcher Realty Trust	788
24,781		Government Properties Income Trust	670
56,136		Hatteras Financial Corp	1,585
312,882		HCP, Inc	11,480
138,343		Health Care REIT, Inc	7,253
61,674		Healthcare Realty Trust, Inc	1,272
104,583		Hersha Hospitality Trust	583
54,288		Highwoods Properties, Inc	1,799
30,266		Home Properties, Inc	1,843
94,278		Hospitality Properties Trust	2,286
524,013		Host Marriott Corp	8,882
16,459	*	Howard Hughes Corp	1,070
55,294		HRPT Properties Trust	1,429
14,600		Hudson Pacific Properties	227
64,150		Inland Real Estate Corp	566
55,500		Invesco Mortgage Capital, Inc	1,173
61,579		Investors Real Estate Trust	533
71,105	*	iStar Financial, Inc	577
32,173		Jones Lang LaSalle, Inc	3,034
16,390		Kennedy-Wilson Holdings, Inc	201
45,316		Kilroy Realty Corp	1,790
312,567		Kimco Realty Corp	5,826
35,097		Kite Realty Group Trust	175
65,968		LaSalle Hotel Properties	1,738
87,513		Lexington Corporate Properties Trust	799
88,122		Liberty Property Trust	2,871
21,755		LTC Properties, Inc	605
101,156		Macerich Co	5,412
67,066		Mack-Cali Realty Corp	2,209
37,179	*	Maguire Properties, Inc	106
86,187		Medical Properties Trust, Inc	991
267,655		MFA Mortgage Investments, Inc	2,152
27,705		Mid-America Apartment Communities, Inc	1,869
14,218		Mission West Properties, Inc	125

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

20,723		Monmouth Real Estate Investment Corp (Class A)	$175
20,485		National Health Investors, Inc	910
66,326		National Retail Properties, Inc	1,626
96,591		Nationwide Health Properties, Inc	4,000
67,279	*	Newcastle Investment Corp	389
63,283		NorthStar Realty Finance Corp	255
32,022		NRDC Acquisition Corp	345
76,065		Omega Healthcare Investors, Inc	1,598
6,398		One Liberty Properties, Inc	99
16,523		Parkway Properties, Inc	282
36,600		Pebblebrook Hotel Trust	739
46,426		Pennsylvania Real Estate Investment Trust	729
21,080		Pennymac Mortgage Investment Trust	349
96,205		Piedmont Office Realty Trust, Inc	1,962
126,033		Plum Creek Timber Co, Inc	5,109
38,129		Post Properties, Inc	1,554
30,874		Potlatch Corp	1,089
15,582		PS Business Parks, Inc	859
110,068		Public Storage, Inc	12,548
65,770		RAIT Investment Trust	138
29,459		Ramco-Gershenson Properties	365
61,487		Rayonier, Inc	4,018
98,037		Realty Income Corp	3,283
60,300		Redwood Trust, Inc	912
69,743		Regency Centers Corp	3,067
48,367		Resource Capital Corp	306
20,274		RLJ Lodging Trust	352
19,029		Sabra Healthcare REIT, Inc	318
6,582		Saul Centers, Inc	259
108,382		Senior Housing Properties Trust	2,537
227,037		Simon Property Group, Inc	26,388
61,937		SL Green Realty Corp	5,133
21,282		Sovran Self Storage, Inc	873
49,920	*	St. Joe Co	1,040
12,552		STAG Industrial, Inc	154
72,400		Starwood Property Trust, Inc	1,485
134,064	*	Strategic Hotels & Resorts, Inc	949
16,200		Summit Hotel Properties, Inc	184
16,244		Sun Communities, Inc	606
89,758	*	Sunstone Hotel Investors, Inc	832
62,182		Tanger Factory Outlet Centers, Inc	1,665
42,522		Taubman Centers, Inc	2,517
11,747	*	Tejon Ranch Co	401
6,500		Terreno Realty Corp	111
68,189		Two Harbors Investment Corp	733
145,214		UDR, Inc	3,565
6,794		UMH Properties, Inc	73
10,285		Universal Health Realty Income Trust	411
19,529		Urstadt Biddle Properties, Inc (Class A)	354
82,463		U-Store-It Trust	868
121,979		Ventas, Inc	6,430
140,993		Vornado Realty Trust	13,137

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

21,009		Walter Investment Management Corp	$466
49,089		Washington Real Estate Investment Trust	1,596
92,487		Weingarten Realty Investors	2,327
412,759		Weyerhaeuser Co	9,023
6,173		Whitestone REIT	79
24,416		Winthrop Realty Trust	292

		TOTAL REAL ESTATE	347,686

RETAILING - 3.7%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	46
34,292	*	99 Cents Only Stores	694
61,275		Aaron’s, Inc	1,732
67,299		Abercrombie & Fitch Co (Class A)	4,504
61,525		Advance Auto Parts, Inc	3,599
61,843	*	Aeropostale, Inc	1,082
278,260	*	Amazon.com, Inc	56,900
149,222		American Eagle Outfitters, Inc	1,903
6,968	*	America’s Car-Mart, Inc	230
39,729	*	Ann Taylor Stores Corp	1,037
19,614	*	Asbury Automotive Group, Inc	363
10,900	*	Audiovox Corp (Class A)	82
31,301	*	Autonation, Inc	1,146
20,483	*	Autozone, Inc	6,039
23,047		Barnes & Noble, Inc	382
23,033		Bebe Stores, Inc	141
192,917	*	Bed Bath & Beyond, Inc	11,261
242,282		Best Buy Co, Inc	7,610
15,894		Big 5 Sporting Goods Corp	125
57,683	*	Big Lots, Inc	1,912
10,366	*	Blue Nile, Inc	456
8,762	*	Body Central Corp	206
9,116		Bon-Ton Stores, Inc/the	89
32,106		Brown Shoe Co, Inc	342
19,480		Buckle, Inc	832
10,668	*	Build-A-Bear Workshop, Inc	69
31,259	*	Cabela’s, Inc	849
173,107	*	Carmax, Inc	5,725
32,976	*	Casual Male Retail Group, Inc	137
21,208		Cato Corp (Class A)	611
112,714	*	Charming Shoppes, Inc	469
136,364		Chico’s FAS, Inc	2,077
20,820	*	Children’s Place Retail Stores, Inc	926
27,159		Christopher & Banks Corp	156
12,866	*	Citi Trends, Inc	194
46,768	*	Coldwater Creek, Inc	65
48,995	*	Collective Brands, Inc	720
12,208	*	Conn’s, Inc	106
8,334	*	Core-Mark Holding Co, Inc	298
14,401	*	Cost Plus, Inc	144
7,524		Destination Maternity Corp	150
72,153	*	Dick’s Sporting Goods, Inc	2,774
25,912		Dillard’s, Inc (Class A)	1,351

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

74,326	*	Dollar General Corp	$2,519
94,848	*	Dollar Tree, Inc	6,319
16,500	*	DSW, Inc (Class A)	835
148,483		Expedia, Inc	4,305
30,344		Express Parent LLC	661
93,680		Family Dollar Stores, Inc	4,924
39,004		Finish Line, Inc (Class A)	835
118,869		Foot Locker, Inc	2,824
29,664		Fred’s, Inc (Class A)	428
108,324	*	GameStop Corp (Class A)	2,889
309,095		Gap, Inc	5,595
18,687	*	Genesco, Inc	974
120,450		Genuine Parts Co	6,552
16,735	*	GNC Holdings, Inc	365
3,931	*	Gordmans Stores, Inc	68
19,717		Group 1 Automotive, Inc	812
47,951		Guess ?, Inc	2,017
16,062		Haverty Furniture Cos, Inc	185
13,509	*	hhgregg, Inc	181
20,590	*	Hibbett Sports, Inc	838
1,233,231		Home Depot, Inc	44,669
36,184		Hot Topic, Inc	269
30,139	*	HSN, Inc	992
126,540		JC Penney Co, Inc	4,371
19,864	*	JOS A Bank Clothiers, Inc	993
13,001	*	Kirkland’s, Inc	156
222,404		Kohl’s Corp	11,122
460,658	*	Liberty Media Holding Corp (Interactive A)	7,725
203,893		Limited Brands, Inc	7,840
20,412		Lithia Motors, Inc (Class A)	401
110,420	*	LKQ Corp	2,881
1,006,252		Lowe’s Cos, Inc	23,456
16,815	*	Lumber Liquidators, Inc	427
321,128		Macy’s, Inc	9,390
16,477	*	MarineMax, Inc	144
40,609		Men’s Wearhouse, Inc	1,369
22,581		Monro Muffler, Inc	842
40,134	*	NetFlix, Inc	10,543
32,006	*	New York & Co, Inc	158
124,877		Nordstrom, Inc	5,862
20,499		Nutri/System, Inc	288
212,310	*	Office Depot, Inc	896
64,982	*	OfficeMax, Inc	510
23,547	*	Orbitz Worldwide, Inc	59
106,456	*	O’Reilly Automotive, Inc	6,974
11,517	*	Overstock.com, Inc	175
47,625	*	Pacific Sunwear Of California, Inc	124
30,900		Penske Auto Group, Inc	703
37,199		PEP Boys - Manny Moe & Jack	407
17,550		PetMed Express, Inc	208
88,599		Petsmart, Inc	4,020
81,262	*	Pier 1 Imports, Inc	940

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

37,923	*	Priceline.com, Inc	$19,414
85,208		RadioShack Corp	1,134
48,714		Rent-A-Center, Inc	1,489
90,026		Ross Stores, Inc	7,213
11,225	*	Rue21, Inc	365
88,313	*	Saks, Inc	986
72,533	*	Sally Beauty Holdings, Inc	1,240
29,636	*	Sears Holdings Corp	2,117
42,272	*	Select Comfort Corp	760
6,965	*	Shoe Carnival, Inc	210
22,139	*	Shutterfly, Inc	1,271
65,800	*	Signet Jewelers Ltd	3,080
27,187		Sonic Automotive, Inc (Class A)	398
3,181	*	Sourceforge, Inc	85
30,798		Stage Stores, Inc	517
546,141		Staples, Inc	8,629
17,973		Stein Mart, Inc	173
9,938		Systemax, Inc	148
54,244	*	Talbots, Inc	181
527,699		Target Corp	24,754
97,585		Tiffany & Co	7,662
295,514		TJX Companies, Inc	15,523
56,006		Tractor Supply Co	3,746
21,617	*	Tuesday Morning Corp	101
34,631	*	Ulta Salon Cosmetics & Fragrance, Inc	2,236
93,986	*	Urban Outfitters, Inc	2,646
9,604	*	US Auto Parts Network, Inc	74
31,872	*	Valuevision International, Inc (Class A)	244
19,111	*	Vitamin Shoppe, Inc	875
11,292	*	West Marine, Inc	117
73,584	*	Wet Seal, Inc (Class A)	329
80,479		Williams-Sonoma, Inc	2,937
1,945		Winmark Corp	84
24,636	*	Zale Corp	138
17,544	*	Zumiez, Inc	438

		TOTAL RETAILING	423,888

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
25,828	*	Advanced Analogic Technologies, Inc	156
29,482	*	Advanced Energy Industries, Inc	436
466,383	*	Advanced Micro Devices, Inc	3,260
11,245	*	Alpha & Omega Semiconductor Lt	149
246,850		Altera Corp	11,441
86,945	*	Amkor Technology, Inc	536
7,247	*	Amtech Systems, Inc	150
47,982	*	Anadigics, Inc	154
229,602		Analog Devices, Inc	8,987
1,009,500		Applied Materials, Inc	13,133
51,846	*	Applied Micro Circuits Corp	459
351,660	*	Atmel Corp	4,948
24,963	*	ATMI, Inc	510
146,441		Avago Technologies Ltd	5,565

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

116,290	*	Axcelis Technologies, Inc	$191
23,951	*	AXT, Inc	203
410,373		Broadcom Corp (Class A)	13,804
52,087	*	Brooks Automation, Inc	566
20,424	*	Cabot Microelectronics Corp	949
36,515	*	Cavium Networks, Inc	1,592
18,075	*	Ceva, Inc	551
50,384	*	Cirrus Logic, Inc	801
15,857		Cohu, Inc	208
83,781	*	Cree, Inc	2,814
23,525	*	Cymer, Inc	1,165
128,589		Cypress Semiconductor Corp	2,718
28,713	*	Diodes, Inc	749
21,955	*	DSP Group, Inc	191
105,554	*	Entegris, Inc	1,068
59,143	*	Entropic Communications, Inc	526
25,111	*	Exar Corp	159
95,996	*	Fairchild Semiconductor International, Inc	1,604
29,895	*	FEI Co	1,142
44,208	*	First Solar, Inc	5,847
48,673	*	Formfactor, Inc	441
31,290	*	Freescale Semiconductor Holdings Ltd	575
46,425	*	FSI International, Inc	127
13,134	*	GSI Technology, Inc	95
94,807	*	GT Solar International, Inc	1,536
23,980	*	Hittite Microwave Corp	1,485
15,509	*	Inphi Corp	270
124,419	*	Integrated Device Technology, Inc	978
19,660	*	Integrated Silicon Solution, Inc	190
4,058,945		Intel Corp	89,945
54,670	*	International Rectifier Corp	1,529
94,162		Intersil Corp (Class A)	1,210
16,725	*	IXYS Corp	251
128,607		Kla-Tencor Corp	5,206
50,517	*	Kopin Corp	238
53,200	*	Kulicke & Soffa Industries, Inc	593
96,402	*	Lam Research Corp	4,269
90,159	*	Lattice Semiconductor Corp	588
172,947		Linear Technology Corp	5,711
463,465	*	LSI Logic Corp	3,300
37,527	*	LTX-Credence Corp	335
388,652	*	Marvell Technology Group Ltd	5,738
226,036		Maxim Integrated Products, Inc	5,777
12,640	*	MaxLinear, Inc	109
172,909	*	MEMC Electronic Materials, Inc	1,475
40,439		Micrel, Inc	428
144,577		Microchip Technology, Inc	5,481
661,530	*	Micron Technology, Inc	4,948
65,939	*	Microsemi Corp	1,352
24,281	*	Mindspeed Technologies, Inc	194
39,820	*	MIPS Technologies, Inc	275
38,788		MKS Instruments, Inc	1,025

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

28,410	*	Monolithic Power Systems, Inc	$438
20,301	*	MoSys, Inc	117
13,765	*	Nanometrics, Inc	261
190,433		National Semiconductor Corp	4,687
52,264	*	Netlogic Microsystems, Inc	2,113
69,684	*	Novellus Systems, Inc	2,518
3,184	*	NVE Corp	186
459,720	*	Nvidia Corp	7,326
42,750	*	Omnivision Technologies, Inc	1,488
334,921	*	ON Semiconductor Corp	3,507
17,237	*	PDF Solutions, Inc	103
19,298	*	Pericom Semiconductor Corp	173
46,544	*	Photronics, Inc	394
26,715	*	PLX Technology, Inc	93
173,538	*	PMC - Sierra, Inc	1,314
22,028		Power Integrations, Inc	847
80,610	*	Rambus, Inc	1,183
209,504	*	RF Micro Devices, Inc	1,282
11,027	*	Rubicon Technology, Inc	186
20,900	*	Rudolph Technologies, Inc	224
50,038	*	Semtech Corp	1,368
27,850	*	Sigma Designs, Inc	213
56,384	*	Silicon Image, Inc	364
35,788	*	Silicon Laboratories, Inc	1,477
143,829	*	Skyworks Solutions, Inc	3,305
38,295	*	Spansion, Inc	738
18,903	*	Standard Microsystems Corp	510
29,345	*	Sunpower Corp (Class A)	567
8,595	*	Supertex, Inc	193
138,239	*	Teradyne, Inc	2,046
36,930	*	Tessera Technologies, Inc	633
889,145		Texas Instruments, Inc	29,190
121,131	*	Triquint Semiconductor, Inc	1,234
17,159	*	Ultra Clean Holdings	156
18,851	*	Ultratech, Inc	573
57,764	*	Varian Semiconductor Equipment Associates, Inc	3,549
31,233	*	Veeco Instruments, Inc	1,512
18,190	*	Volterra Semiconductor Corp	449
203,373		Xilinx, Inc	7,417
42,064	*	Zoran Corp	353

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	316,693

SOFTWARE & SERVICES - 8.8%
38,595	*	Accelrys, Inc	274
485,564		Accenture plc	29,338
27,282	*	ACI Worldwide, Inc	921
9,202	*	Active Network, Inc	162
323,808		Activision Blizzard, Inc	3,782
40,528	*	Actuate Corp	237
62,110	*	Acxiom Corp	814
388,725	*	Adobe Systems, Inc	12,226
24,736	*	Advent Software, Inc	697

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

143,070	*	Akamai Technologies, Inc	$4,502
39,116	*	Alliance Data Systems Corp	3,680
148,580	*	Amdocs Ltd	4,515
15,720		American Software, Inc (Class A)	131
23,866	*	Ancestry.com, Inc	988
70,574	*	Ansys, Inc	3,858
80,190	*	AOL, Inc	1,593
74,946	*	Ariba, Inc	2,583
63,576	*	Aspen Technology, Inc	1,092
176,436	*	Autodesk, Inc	6,810
389,400		Automatic Data Processing, Inc	20,514
35,258		Blackbaud, Inc	977
27,255	*	Blackboard, Inc	1,183
137,236	*	BMC Software, Inc	7,507
16,977	*	Booz Allen Hamilton Holding Co	324
24,349	*	Bottomline Technologies, Inc	602
96,770		Broadridge Financial Solutions, Inc	2,329
16,789	*	BroadSoft, Inc	640
293,689		CA, Inc	6,708
23,036	*	CACI International, Inc (Class A)	1,453
201,713	*	Cadence Design Systems, Inc	2,130
23,561	*	Callidus Software, Inc	138
32,719	*	Cardtronics, Inc	767
6,400		Cass Information Systems, Inc	242
52,926	*	Ciber, Inc	294
144,133	*	Citrix Systems, Inc	11,531
10,743	*,m	Clinical Data, Inc	10
232,932	*	Cognizant Technology Solutions Corp (Class A)	17,083
33,451	*	Commvault Systems, Inc	1,487
119,163		Computer Sciences Corp	4,523
11,045	*	Computer Task Group, Inc	145
173,306	*	Compuware Corp	1,691
24,577	*	comScore, Inc	637
34,178	*	Concur Technologies, Inc	1,711
21,930	*	Constant Contact, Inc	557
80,273	*	Convergys Corp	1,095
9,530	*	Convio, Inc	103
8,741	*	Cornerstone OnDemand, Inc	154
28,626	*	CSG Systems International, Inc	529
30,663	*	DealerTrack Holdings, Inc	704
13,498	*	Deltek, Inc	101
6,000	*	Demand Media, Inc	81
25,056	*	DemandTec, Inc	228
37,330	*	Dice Holdings, Inc	505
29,296	*	Digital River, Inc	942
5,437	*	DMRC Corp	190
27,367		DST Systems, Inc	1,445
7,224	*	Dynamics Research Corp	99
82,942		Earthlink, Inc	638
882,411	*	eBay, Inc	28,475
23,473	*	Ebix, Inc	447
7,871	*	Echo Global Logistics, Inc	140

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

255,141	*	Electronic Arts, Inc	$6,021
15,051	*	Envestnet, Inc	224
25,591		EPIQ Systems, Inc	364
2,603	*	ePlus, Inc	69
35,741	*	Equinix, Inc	3,611
36,402	*	Euronet Worldwide, Inc	561
13,663	*	ExlService Holdings, Inc	316
6,182	*	Eyeblaster, Inc	136
35,965		Factset Research Systems, Inc	3,680
36,209		Fair Isaac Corp	1,094
22,225	*	FalconStor Software, Inc	100
201,002		Fidelity National Information Services, Inc	6,189
84,150	*	First American Corp	1,406
112,579	*	Fiserv, Inc	7,051
11,158	*	FleetCor Technologies, Inc	331
11,266		Forrester Research, Inc	371
86,075	*	Fortinet, Inc	2,349
74,422	*	Gartner, Inc	2,998
96,351	*	Genpact Ltd	1,661
38,913	*	Global Cash Access, Inc	124
63,116		Global Payments, Inc	3,219
32,682	*	Glu Mobile, Inc	172
192,672	*	Google, Inc (Class A)	97,566
9,927	*	Guidance Software, Inc	81
30,102	*	Hackett Group, Inc	153
28,656		Heartland Payment Systems, Inc	590
61,509	*	IAC/InterActiveCorp	2,348
23,666		iGate Corp	386
80,970	*	Informatica Corp	4,731
23,086	*	Infospace, Inc	211
11,404	*	Integral Systems, Inc	139
9,285	*	Interactive Intelligence, Inc	325
34,783	*	Internap Network Services Corp	256
927,301		International Business Machines Corp	159,079
231,627	*	Intuit, Inc	12,012
34,679	*	j2 Global Communications, Inc	979
64,463		Jack Henry & Associates, Inc	1,935
32,026	*	JDA Software Group, Inc	989
20,173	*	Kenexa Corp	484
10,875		Keynote Systems, Inc	235
27,331	*	KIT Digital, Inc	326
19,259	*	Knot, Inc	192
125,981	*	Lawson Software, Inc	1,414
68,025		Lender Processing Services, Inc	1,422
50,961	*	Limelight Networks, Inc	232
6,825	*	LinkedIn Corp	615
44,720	*	Lionbridge Technologies	142
14,351	*	Liquidity Services, Inc	339
40,701	*	Liveperson, Inc	576
15,508	*	LogMeIn, Inc	598
19,220	*	LoopNet, Inc	353
51,504	*	Magma Design Automation, Inc	412

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

19,563	*	Manhattan Associates, Inc	$674
18,418		Mantech International Corp (Class A)	818
16,386		Marchex, Inc (Class B)	146
82,137		Mastercard, Inc (Class A)	24,751
12,761		MAXIMUS, Inc	1,056
73,403	*	Mentor Graphics Corp	940
62,689	*	Micros Systems, Inc	3,116
5,681,324		Microsoft Corp	147,715
6,606	*	MicroStrategy, Inc (Class A)	1,075
33,165		ModusLink Global Solutions, Inc	149
62,930	*	MoneyGram International, Inc	209
27,277	*	Monotype Imaging Holdings, Inc	385
95,930	*	Monster Worldwide, Inc	1,406
27,889	*	Motricity, Inc	216
117,341	*	Move, Inc	257
7,188	*	NCI, Inc (Class A)	163
25,316	*	Ness Technologies, Inc	192
28,739	*	Netscout Systems, Inc	600
20,451	*	NetSuite, Inc	802
55,861	*	NeuStar, Inc (Class A)	1,464
48,579		NIC, Inc	654
178,400	*	Nuance Communications, Inc	3,830
17,950	*	OpenTable, Inc	1,492
63,876	*	Openwave Systems, Inc	146
11,138		Opnet Technologies, Inc	456
2,948,917		Oracle Corp	97,050
90,859	*	Parametric Technology Corp	2,083
249,991		Paychex, Inc	7,680
12,459		Pegasystems, Inc	580
20,679	*	Perficient, Inc	212
14,513	*	PRG-Schultz International, Inc	104
50,287	*	Progress Software Corp	1,213
14,689	*	PROS Holdings, Inc	257
3,320	*	QAD, Inc (Class A)	34
53,768	*	QLIK Technologies, Inc	1,831
47,293	*	Quest Software, Inc	1,075
20,643	*	QuinStreet, Inc	268
77,245	*	Rackspace Hosting, Inc	3,301
30,780	*	Radiant Systems, Inc	643
29,852	*	RealD, Inc	698
72,153	*	RealNetworks, Inc	245
22,836	*	RealPage, Inc	604
147,839	*	Red Hat, Inc	6,786
10,418		Renaissance Learning, Inc	131
7,378	*	Responsys, Inc	131
17,574	*	RightNow Technologies, Inc	569
8,173	*	Rosetta Stone, Inc	132
87,131	*	Rovi Corp	4,998
41,988	*	S1 Corp	314
18,173	*	Saba Software, Inc	164
228,237	*	SAIC, Inc	3,839
102,510	*	Salesforce.com, Inc	15,273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

83,759		Sapient Corp	$1,259
34,086	*	SAVVIS, Inc	1,347
9,258	*	Sciquest, Inc	158
7,451	*	ServiceSource International LLC	166
20,806	*	Smith Micro Software, Inc	88
43,415	*	SolarWinds, Inc	1,135
53,861		Solera Holdings, Inc	3,186
20,938	*	Sourcefire, Inc	622
6,377	*	SPS Commerce, Inc	113
34,788	*	SRA International, Inc (Class A)	1,076
8,406	*	SRS Labs, Inc	81
19,523	*	SS&C Technologies Holdings, Inc	388
12,380		Stamps.com, Inc	165
60,325	*	SuccessFactors, Inc	1,774
32,388	*	SupportSoft, Inc	155
582,429	*	Symantec Corp	11,485
20,217	*	Synchronoss Technologies, Inc	641
115,201	*	Synopsys, Inc	2,962
11,726		Syntel, Inc	693
24,737	*	TA Indigo Holding Corp	427
54,620	*	Take-Two Interactive Software, Inc	835
30,543	*	Taleo Corp (Class A)	1,131
4,323	*	TechTarget, Inc	33
29,873	*	TeleCommunication Systems, Inc (Class A)	144
12,644	*	TeleNav, Inc	224
26,717	*	TeleTech Holdings, Inc	563
128,452	*	Teradata Corp	7,733
48,928	*	THQ, Inc	177
128,754	*	TIBCO Software, Inc	3,736
92,801	*	TiVo, Inc	955
19,243	*	TNS, Inc	319
127,282		Total System Services, Inc	2,365
4,369	*	Travelzoo, Inc	282
27,050	*	Tyler Technologies, Inc	724
20,982	*	Ultimate Software Group, Inc	1,142
32,818	*	Unisys Corp	843
61,183		United Online, Inc	369
62,276	*	Valueclick, Inc	1,034
19,828	*	Vasco Data Security International	247
68,288	*	VeriFone Systems, Inc	3,029
14,384	*	Verint Systems, Inc	533
130,969		VeriSign, Inc	4,382
29,764		VirnetX Holding Corp	861
11,849	*	Virtusa Corp	225
400,397		Visa, Inc (Class A)	33,737
33,510	*	VistaPrint Ltd	1,603
64,847	*	VMware, Inc (Class A)	6,500
11,624	*	Vocus, Inc	356
60,808	*	Wave Systems Corp	171
46,090	*	WebMD Health Corp (Class A)	2,101
33,540	*	Websense, Inc	871
22,635	*	Website Pros, Inc	279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

483,847		Western Union Co	$9,691
31,100	*	Wright Express Corp	1,619
997,158	*	Yahoo!, Inc	14,997
47,197	*	Zix Corp	181

		TOTAL SOFTWARE & SERVICES	1,005,269

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
41,025	*	Acme Packet, Inc	2,877
49,633		Adtran, Inc	1,921
18,766	*	Agilysys, Inc	157
133,451		Amphenol Corp (Class A)	7,205
14,600	*	Anaren, Inc	310
21,570		Anixter International, Inc	1,409
707,916	*	Apple, Inc	237,626
94,272	*	Arris Group, Inc	1,094
89,079	*	Arrow Electronics, Inc	3,697
65,293	*	Aruba Networks, Inc	1,929
24,879	*	Avid Technology, Inc	469
115,335	*	Avnet, Inc	3,677
34,410		AVX Corp	524
15,077	*	AX Holding Corp	274
7,316		Bel Fuse, Inc (Class B)	159
49,204	*	Benchmark Electronics, Inc	812
24,403	*	BigBand Networks, Inc	53
13,787		Black Box Corp	431
32,159	*	Blue Coat Systems, Inc	703
47,012	*	Bookham, Inc	316
53,964	*	Brightpoint, Inc	438
362,901	*	Brocade Communications Systems, Inc	2,344
28,887	*	Calix Networks, Inc	601
30,668	*	Checkpoint Systems, Inc	548
70,799	*	Ciena Corp	1,301
4,210,940		Cisco Systems, Inc	65,732
32,766		Cognex Corp	1,161
19,403	*	Coherent, Inc	1,072
5,175		Communications Systems, Inc	93
22,382		Comtech Telecommunications Corp	628
1,201,654		Corning, Inc	21,809
22,453	*	Cray, Inc	144
23,637		CTS Corp	229
22,322		Daktronics, Inc	241
10,171		DDi Corp	97
1,254,593	*	Dell, Inc	20,914
20,194	*	DG FastChannel, Inc	647
50,953		Diebold, Inc	1,580
18,652	*	Digi International, Inc	242
41,327	*	Dolby Laboratories, Inc (Class A)	1,755
44,988	*	Dot Hill Systems Corp	128
15,044	*	DTS, Inc	610
24,998	*	Echelon Corp	227
28,785	*	EchoStar Corp (Class A)	1,049
11,677		Electro Rent Corp	200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

23,062	*	Electro Scientific Industries, Inc	$445
39,428	*	Electronics for Imaging, Inc	679
12,190	*	eMagin Corp	74
1,575,221	*	EMC Corp	43,397
69,009	*	EMCORE Corp	189
10,542	*	EMS Technologies, Inc	348
65,177	*	Emulex Corp	561
89,895	*	Extreme Networks, Inc	291
61,700	*	F5 Networks, Inc	6,802
15,539	*	Fabrinet	377
12,851	*	FARO Technologies, Inc	563
70,142	*	Finisar Corp	1,265
118,407		Flir Systems, Inc	3,991
19,206	*	Gerber Scientific, Inc	214
14,375	*	Globecomm Systems, Inc	224
20,123	*	GSI Group, Inc	242
85,574	*	Harmonic, Inc	619
97,507		Harris Corp	4,394
42,057	*	Harris Stratex Networks, Inc (Class A)	166
1,656,729		Hewlett-Packard Co	60,305
34,885	*	Hypercom Corp	343
21,588	*	Imation Corp	204
18,659	*	Immersion Corp	159
88,583	*	Infinera Corp	612
124,656	*	Ingram Micro, Inc (Class A)	2,261
34,716	*	Insight Enterprises, Inc	615
34,659		InterDigital, Inc	1,416
45,111	*	Intermec, Inc	498
14,156	*	Intevac, Inc	145
21,046	*	IPG Photonics Corp	1,530
31,091	*	Itron, Inc	1,497
29,634	*	Ixia	379
147,311		Jabil Circuit, Inc	2,976
173,713	*	JDS Uniphase Corp	2,894
405,621	*	Juniper Networks, Inc	12,776
33,781	*	Kemet Corp	483
10,929	*	KVH Industries, Inc	116
63,078	*	L-1 Identity Solutions, Inc	741
12,911	*	LeCroy Corp	155
60,595	*	Lexmark International, Inc (Class A)	1,773
17,104		Littelfuse, Inc	1,004
8,072	*	Loral Space & Communications, Inc	561
22,942	*	Maxwell Technologies, Inc	371
11,532	*	Measurement Specialties, Inc	412
23,128	*	Mercury Computer Systems, Inc	432
8,476	*	Meru Networks, Inc	102
28,385		Methode Electronics, Inc	330
60,310	*	Microvision, Inc	74
103,296		Molex, Inc	2,662
199,756	*	Motorola Mobility Holdings, Inc	4,403
230,365	*	Motorola, Inc	10,606
13,932		MTS Systems Corp	583

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

9,079	*	Multi-Fineline Electronix, Inc	$196
69,482		National Instruments Corp	2,063
122,276	*	NCR Corp	2,310
6,600	*	NeoPhotonics Corp Ltd	46
281,587	*	NetApp, Inc	14,862
28,803	*	Netgear, Inc	1,259
27,910	*	Newport Corp	507
26,247	*	Novatel Wireless, Inc	144
7,509	*	Numerex Corp	73
38,785	*	OCZ Technology Group, Inc	310
15,398	*	Oplink Communications, Inc	287
39,024	*	OpNext, Inc	89
28,044	*	Orbcomm, Inc	88
14,702	*	OSI Systems, Inc	632
18,452		Park Electrochemical Corp	516
6,868	*	PC Connection, Inc	57
37,039		Plantronics, Inc	1,353
31,345	*	Plexus Corp	1,091
67,516	*	Polycom, Inc	4,341
53,353	*	Power-One, Inc	432
144,935	*	Powerwave Technologies, Inc	428
8,810	*	Procera Networks, Inc	95
86,041	*	QLogic Corp	1,370
1,273,334		Qualcomm, Inc	72,312
171,155	*	Quantum Corp	565
25,143	*	Rackable Systems, Inc	432
15,185	*	Radisys Corp	111
11,626		Richardson Electronics Ltd	158
7,282		Rimage Corp	98
117,498	*	Riverbed Technology, Inc	4,652
26,164	*	Rofin-Sinar Technologies, Inc	894
12,342	*	Rogers Corp	570
182,513	*	SanDisk Corp	7,574
61,646	*	Sanmina-SCI Corp	637
22,159	*	Scansource, Inc	831
28,820	*	SCM Microsystems, Inc	67
21,571	*	Seachange International, Inc	233
31,292	*	ShoreTel, Inc	319
50,305	*	Smart Modular Technologies WWH, Inc	461
165,491	*	Sonus Networks, Inc	536
31,304	*	STEC, Inc	532
18,069	*	Stratasys, Inc	609
20,839	*	Super Micro Computer, Inc	335
14,861		Sycamore Networks, Inc	331
35,188	*	Symmetricom, Inc	205
26,694	*	Synaptics, Inc	687
16,588	*	SYNNEX Corp	526
35,560	*	Tech Data Corp	1,739
38,313		Technitrol, Inc	169
50,795	*	Tekelec	464
277,614		Tellabs, Inc	1,280
94,008	*	Trimble Navigation Ltd	3,726

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

41,884	*	TTM Technologies, Inc	$671
30,674	*	Universal Display Corp	1,076
27,617	*	Viasat, Inc	1,195
3,408	*	Viasystems Group, Inc	77
119,020	*	Vishay Intertechnology, Inc	1,790
9,508	*	Vishay Precision Group, Inc	160
40,762	*	Westell Technologies, Inc	146
175,363	*	Western Digital Corp	6,380
1,063,212		Xerox Corp	11,068
25,096	*	X-Rite, Inc	125
23,047	*	Xyratex Ltd	236
44,665	*	Zebra Technologies Corp (Class A)	1,884
12,959	*	Zygo Corp	171

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	726,273

TELECOMMUNICATION SERVICES - 2.8%
46,463	*	8x8, Inc	227
18,382		AboveNet, Inc	1,295
39,332		Alaska Communications Systems Group, Inc	349
311,104	*	American Tower Corp (Class A)	16,280
4,534,020		AT&T, Inc	142,413
7,918		Atlantic Tele-Network, Inc	304
20,132	*	Cbeyond Communications, Inc	266
459,060		CenturyTel, Inc	18,560
168,115	*	Cincinnati Bell, Inc	558
136,503	*	Clearwire Corp (Class A)	516
35,274	*	Cogent Communications Group, Inc	600
20,626		Consolidated Communications Holdings, Inc	401
222,271	*	Crown Castle International Corp	9,066
16,551	*	Fairpoint Communications, Inc	152
762,890		Frontier Communications Corp	6,157
38,028	*	General Communication, Inc (Class A)	459
23,031	*	Global Crossing Ltd	884
55,768	*	Globalstar, Inc	69
10,686	*	HickoryTech Corp	127
114,792	*	ICO Global Communications Holdings Ltd (Class A)	318
10,513		IDT Corp (Class B)	284
24,433	*	inContact, Inc	116
33,317	*	Iridium Communications, Inc	288
46,753	*	Leap Wireless International, Inc	759
1,307,010	*	Level 3 Communications, Inc	3,189
212,720	*	MetroPCS Communications, Inc	3,661
25,073	*	Neutral Tandem, Inc	437
128,973	*	NII Holdings, Inc (Class B)	5,466
23,518		NTELOS Holdings Corp	480
89,041	*	PAETEC Holding Corp	427
46,371	*	Premiere Global Services, Inc	370
89,057	*	SBA Communications Corp (Class A)	3,401
18,151		Shenandoah Telecom Co	309
2,271,081	*	Sprint Nextel Corp	12,241
11,067		SureWest Communications	185
65,013		Telephone & Data Systems, Inc	2,021

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

26,456	*	Towerstream Corp	$132
114,426	*	tw telecom inc (Class A)	2,349
11,829	*	US Cellular Corp	573
18,421		USA Mobility, Inc	281
2,165,994		Verizon Communications, Inc	80,640
95,787	*	Vonage Holdings Corp	422
390,177		Windstream Corp	5,057

		TOTAL TELECOMMUNICATION SERVICES	322,089

TRANSPORTATION - 2.0%
44,655	*	Air Transport Services Group, Inc	306
27,508	*	Alaska Air Group, Inc	1,883
30,756		Alexander & Baldwin, Inc	1,481
12,324		Allegiant Travel Co	610
6,973	*	Amerco, Inc	670
258,366	*	AMR Corp	1,395
19,331		Arkansas Best Corp	459
19,165	*	Atlas Air Worldwide Holdings, Inc	1,141
79,295	*	Avis Budget Group, Inc	1,355
12,726		Baltic Trading Ltd	73
16,346	*	Celadon Group, Inc	228
126,692		CH Robinson Worldwide, Inc	9,988
40,201		Con-Way, Inc	1,560
23,678		Copa Holdings S.A. (Class A)	1,580
844,293		CSX Corp	22,137
644,364	*	Delta Air Lines, Inc	5,909
22,195	*	Dollar Thrifty Automotive Group, Inc	1,637
51,764	*	Eagle Bulk Shipping, Inc	128
26,769	*	Excel Maritime Carriers Ltd	83
162,491		Expeditors International Washington, Inc	8,318
242,146		FedEx Corp	22,968
22,919		Forward Air Corp	774
20,776	*	Genco Shipping & Trading Ltd	156
29,936	*	Genesee & Wyoming, Inc (Class A)	1,755
40,654	*	Hawaiian Holdings, Inc	232
47,565		Heartland Express, Inc	788
183,917	*	Hertz Global Holdings, Inc	2,921
32,305	*	Hub Group, Inc (Class A)	1,217
4,290		International Shipholding Corp	91
70,799		J.B. Hunt Transport Services, Inc	3,334
181,414	*	JetBlue Airways Corp	1,107
82,727	*	Kansas City Southern Industries, Inc	4,908
41,752	*	Kirby Corp	2,367
48,724		Knight Transportation, Inc	828
36,723		Landstar System, Inc	1,707
10,239		Marten Transport Ltd	221
270,397		Norfolk Southern Corp	20,261
36,263	*	Old Dominion Freight Line	1,353
31,042	*	Pacer International, Inc	147
6,136	*	Park-Ohio Holdings Corp	130
3,411	*	Patriot Transportation Holding, Inc	76
11,331	*	Quality Distribution, Inc	148

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

24,900	*	RailAmerica, Inc	$374
40,702	*	Republic Airways Holdings, Inc	222
8,012	*	Roadrunner Transportation Services Holdings, Inc	121
39,335		Ryder System, Inc	2,236
9,635	*	Saia, Inc	163
40,260		Skywest, Inc	606
603,861		Southwest Airlines Co	6,896
12,178	*	Spirit Airlines, Inc	146
60,697	*	Swift Transportation Co, Inc	822
254,115	*	UAL Corp	5,751
18,066	*	Ultrapetrol Bahamas Ltd	89
375,494		Union Pacific Corp	39,202
559,938		United Parcel Service, Inc (Class B)	40,835
3,884	*	Universal Truckload Services, Inc	67
126,271	*	US Airways Group, Inc	1,125
81,226		UTI Worldwide, Inc	1,599
33,067		Werner Enterprises, Inc	828
7,765	*	Zipcar, Inc	158

		TOTAL TRANSPORTATION	229,670

UTILITIES - 3.4%
502,487	*	AES Corp	6,401
59,868		AGL Resources, Inc	2,437
24,428		Allete, Inc	1,003
85,307		Alliant Energy Corp	3,469
183,716		Ameren Corp	5,298
368,912		American Electric Power Co, Inc	13,901
16,487		American States Water Co	571
131,951		American Water Works Co, Inc	3,887
104,679		Aqua America, Inc	2,301
4,909		Artesian Resources Corp	88
45,246		Atlantic Power Corp	689
69,174		Atmos Energy Corp	2,300
43,026		Avista Corp	1,105
29,085		Black Hills Corp	875
8,402	*	Cadiz, Inc	91
35,650		California Water Service Group	667
267,409	*	Calpine Corp	4,313
321,488		Centerpoint Energy, Inc	6,221
10,819		Central Vermont Public Service Corp	391
13,300		CH Energy Group, Inc	708
8,826		Chesapeake Utilities Corp	353
48,184		Cleco Corp	1,679
188,036		CMS Energy Corp	3,702
6,221		Connecticut Water Service, Inc	159
220,183		Consolidated Edison, Inc	11,723
10,306		Consolidated Water Co, Inc	96
142,412		Constellation Energy Group, Inc	5,406
440,937		Dominion Resources, Inc	21,285
89,390		DPL, Inc	2,696
129,557		DTE Energy Co	6,480
1,019,512		Duke Energy Corp	19,197

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)

75,150	*	Dynegy, Inc (Class A)	$465
248,706		Edison International	9,637
34,619		El Paso Electric Co	1,118
35,476		Empire District Electric Co	683
136,320		Entergy Corp	9,308
507,078		Exelon Corp	21,724
320,177		FirstEnergy Corp	14,136
104,313		Great Plains Energy, Inc	2,162
73,366		Hawaiian Electric Industries, Inc	1,765
37,849		Idacorp, Inc	1,495
59,780		Integrys Energy Group, Inc	3,099
39,281		ITC Holdings Corp	2,819
18,300		Laclede Group, Inc	692
144,690		MDU Resources Group, Inc	3,256
18,500		MGE Energy, Inc	750
9,765		Middlesex Water Co	181
58,843		National Fuel Gas Co	4,284
31,721		New Jersey Resources Corp	1,415
321,582		NextEra Energy, Inc	18,478
35,013		Nicor, Inc	1,917
208,593		NiSource, Inc	4,224
134,366		Northeast Utilities	4,726
21,251		Northwest Natural Gas Co	959
27,832		NorthWestern Corp	922
184,642	*	NRG Energy, Inc	4,539
79,192		NSTAR	3,641
176,210		NV Energy, Inc	2,705
75,923		OGE Energy Corp	3,820
81,923		Oneok, Inc	6,064
13,917		Ormat Technologies, Inc	306
29,407		Otter Tail Corp	620
3,531		Pennichuck Corp	102
168,153		Pepco Holdings, Inc	3,301
304,142		PG&E Corp	12,783
55,118		Piedmont Natural Gas Co, Inc	1,668
83,675		Pinnacle West Capital Corp	3,730
64,221		PNM Resources, Inc	1,075
58,032		Portland General Electric Co	1,467
442,057		PPL Corp	12,302
224,268		Progress Energy, Inc	10,767
387,399		Public Service Enterprise Group, Inc	12,645
135,152		Questar Corp	2,394
582,024	*	RRI Energy, Inc	2,247
87,177		SCANA Corp	3,432
183,386		Sempra Energy	9,697
10,436		SJW Corp	253
22,925		South Jersey Industries, Inc	1,245
640,005		Southern Co	25,844
34,400		Southwest Gas Corp	1,328
163,004		TECO Energy, Inc	3,079
85,402		UGI Corp	2,723
38,476		UIL Holdings Corp	1,245

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES	COMPANY	VALUE (000)

27,775	Unisource Energy Corp	$1,037
11,594	Unitil Corp	305
62,527	Vectren Corp	1,742
86,960	Westar Energy, Inc	2,340
38,842	WGL Holdings, Inc	1,495
178,800	Wisconsin Energy Corp	5,605
370,557	Xcel Energy, Inc	9,005
9,006	York Water Co	149

	TOTAL UTILITIES	396,407

	TOTAL COMMON STOCKS	11,537,538

	(Cost $8,970,528)

	TOTAL INVESTMENTS - 99.7%	11,537,538
	(Cost $8,970,528)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	35,499

	NET ASSETS - 100.0%	$11,573,037

	Abbreviation(s):
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
d	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BANK LOAN OBLIGATIONS - 0.1%

CAPITAL GOODS - 0.0%
$4,975,000	i	TransDigm, Inc	4.000%	02/14/17	$4,983

		TOTAL CAPITAL GOODS			4,983

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
4,264,577	i,m	JohnsonDiversey, Inc	4.000	11/24/15	4,262

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,262

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
5,117,077	i	Fresenius US Finance I, Inc	3.500	09/10/14	5,105
1,839,846	i	Fresenius US Finance I, Inc	3.500	09/10/14	1,835

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			6,940

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
804,572	i	Mylan, Inc	3.563	10/02/14	808

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			808

		TOTAL BANK LOAN OBLIGATIONS			16,993

		(Cost $16,986)

BONDS - 98.1%

CORPORATE BONDS - 27.8%

AUTOMOBILES & COMPONENTS - 0.1%
4,500,000		Ford Motor Co	7.450	07/16/31	5,102
4,500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	4,695
2,940,000	g	Kia Motors Corp	3.630	06/14/16	2,908

		TOTAL AUTOMOBILES & COMPONENTS			12,705

BANKS - 3.0%
5,480,000	g	Akbank TAS	5.130	07/22/15	5,453
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	4,725
4,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	4,540
4,500,000	g	Banco Bradesco S.A.	4.130	05/16/16	4,528
7,580,000	g	Banco de Credito del Peru	4.750	03/16/16	7,504
4,500,000		Banco de Oro Unibank, Inc	3.880	04/22/16	4,304
4,500,000	g	Banco do Brasil S.A.	5.380	01/15/21	4,388
5,000,000	g	Banco do Brasil S.A.	5.880	01/26/22	4,945
4,400,000	g,i	Banco Santander Chile	1.520	04/20/12	4,404
3,500,000	g	BanColombia S.A.	4.250	01/12/16	3,518
3,270,000		BanColombia S.A.	6.130	07/26/20	3,315
4,905,000	g	BanColombia S.A.	5.950	06/03/21	4,979

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,520,000		Bank of America	4.880%	09/15/12	$4,711
8,525,000		Bank of America Corp	6.000	09/01/17	9,173
37,700,000	g	Bank of Nova Scotia	1.650	10/29/15	37,053
1,250,000	i	BB&T Capital Trust IV	6.820	06/12/57	1,266
6,000,000		BB&T Corp	3.850	07/27/27	6,197
4,330,000	g	BBVA Bancomer S.A.	4.500	03/10/16	4,406
45,000,000	g	Depfa ACS Bank	5.130	03/16/37	31,274
3,500,000		Deutsche Bank AG	3.880	08/18/14	3,679
5,980,000		Discover Bank	7.000	04/15/20	6,642
4,700,000		First Horizon National Corp	5.380	12/15/15	5,000
3,500,000		Golden West Financial Corp	4.750	10/01/12	3,664
4,600,000	g	HSBC Bank plc	3.500	06/28/15	4,720
7,350,000	g	HSBC Bank plc	4.130	08/12/20	7,115
7,000,000		HSBC Bank USA NA	4.630	04/01/14	7,462
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	2,900
2,100,000		HSBC Holdings plc	6.500	09/15/37	2,167
5,590,000	g	ICICI Bank Ltd	5.500	03/25/15	5,870
4,500,000	g	ICICI Bank Ltd	4.750	11/25/16	4,490
4,000,000		JP Morgan Chase Capital XXV	6.800	10/01/37	3,956
2,950,000		JPMorgan Chase & Co	4.650	06/01/14	3,169
2,595,000		JPMorgan Chase & Co	5.130	09/15/14	2,804
6,000,000		JPMorgan Chase & Co	3.400	06/24/15	6,160
3,750,000		JPMorgan Chase & Co	3.450	03/01/16	3,820
19,825,000		JPMorgan Chase & Co	3.150	07/05/16	19,946
25,570,000		JPMorgan Chase & Co	4.250	10/15/20	25,016
3,025,000		JPMorgan Chase & Co	5.500	10/15/40	3,008
4,250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	4,205
12,750,000		Northern Trust Corp	4.630	05/01/14	13,924
8,000,000		PNC Funding Corp	5.130	02/08/20	8,566
4,500,000	g	Shinhan Bank	4.130	10/04/16	4,582
2,355,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	2,409
4,500,000	g	Turkiye Garanti Bankasi AS.	6.250	04/20/21	4,365
4,500,000	g	Turkiye Is Bankasi	5.100	02/01/16	4,443
2,000,000		Union Bank of California NA	5.950	05/11/16	2,187
5,000,000		US Bancorp	4.950	10/30/14	5,471
1,925,000		USB Capital XIII Trust	6.630	12/15/39	1,979
5,000,000		Wachovia	4.880	02/15/14	5,319
5,125,000		Wachovia Bank NA	5.300	10/15/11	5,193
8,275,000		Wachovia Bank NA	4.800	11/01/14	8,845
3,605,000		Wachovia Bank NA	4.880	02/01/15	3,871
2,050,000		Wachovia Bank NA	5.850	02/01/37	2,064
3,000,000		Wells Fargo & Co	4.380	01/31/13	3,149
10,650,000		Wells Fargo & Co	4.750	02/09/15	11,391
14,020,000		Wells Fargo & Co	3.680	06/15/16	14,403
9,200,000		Wells Fargo & Co	4.600	04/01/21	9,251
5,700,000		Westpac Banking Corp	3.000	08/04/15	5,762
3,000,000		Zions Bancorporation	7.750	09/23/14	3,289

		TOTAL BANKS			396,939

CAPITAL GOODS - 0.8%
2,000,000		Alliant Techsystems, Inc	6.750	04/01/16	2,040
1,500,000		Black & Decker Corp	8.950	04/15/14	1,775
8,000,000		Caterpillar, Inc	1.380	05/27/14	8,032

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,200,000		Caterpillar, Inc	5.200%	05/27/41	$5,200
3,800,000		CRH America, Inc	4.130	01/15/16	3,888
5,000,000		Danaher Corp	1.300	06/23/14	4,996
4,150,000		Danaher Corp	2.300	06/23/16	4,147
4,000,000		Emerson Electric Co	4.500	05/01/13	4,259
4,500,000	g	Empresas ICA SAB de C.V.	8.900	02/04/21	4,680
3,300,000		General Electric Co	5.250	12/06/17	3,656
3,515,000		Goodrich Corp	6.130	03/01/19	4,022
1,500,000		Goodrich Corp	4.880	03/01/20	1,583
2,125,000		ITT Corp	4.900	05/01/14	2,318
1,500,000		Kennametal, Inc	7.200	06/15/12	1,582
2,500,000		Lockheed Martin Corp	4.120	03/14/13	2,639
4,245,000	g	Myriad International Holding BV	6.380	07/28/17	4,585
9,800,000		Pentair, Inc	5.000	05/15/21	9,786
3,040,000	g	Sigma Alimentos S.A.	5.630	04/14/18	3,101
2,000,000	g	SPX Corp	6.880	09/01/17	2,140
3,050,000		Tyco International Finance S.A.	6.000	11/15/13	3,372
2,190,000		Tyco International Finance S.A.	4.130	10/15/14	2,330
4,970,000		United Technologies Corp	5.400	05/01/35	5,202
1,075,000		United Technologies Corp	6.050	06/01/36	1,208
3,525,000		United Technologies Corp	5.700	04/15/40	3,776
9,400,000		Valmont Industries, Inc	6.630	04/20/20	10,293

		TOTAL CAPITAL GOODS			100,610

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,750,000		Corrections Corp of America	7.750	06/01/17	1,905
3,220,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	3,298
5,810,000		Republic Services, Inc	6.200	03/01/40	6,100
3,615,000		Republic Services, Inc	5.700	05/15/41	3,529
3,270,000	g	VIP Finance Ireland Ltd	6.490	02/02/16	3,368
9,040,000		Waste Management, Inc	6.130	11/30/39	9,461

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,661

CONSUMER DURABLES & APPAREL - 0.1%
3,000,000		Hanesbrands, Inc	8.000	12/15/16	3,203
5,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	5,594
3,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	3,210
5,600,000		Whirlpool Corp	8.000	05/01/12	5,917
2,075,000		Xerox Corp	4.500	05/15/21	2,052

		TOTAL CONSUMER DURABLES & APPAREL			19,976

CONSUMER SERVICES - 0.1%
2,000,000	g	DineEquity, Inc	9.500	10/30/18	2,170
648,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	636
5,340,000		McDonald’s Corp	3.500	07/15/20	5,336
2,000,000		Penn National Gaming, Inc	8.750	08/15/19	2,175
3,500,000	g	Transnet Ltd	4.500	02/10/16	3,612
6,375,000		Walt Disney Co	4.500	12/15/13	6,919

		TOTAL CONSUMER SERVICES			20,848

DIVERSIFIED FINANCIALS - 5.7%
7,750,000		Abbey National Treasury Services plc	4.000	04/27/16	7,690
2,550,000		American Express Co	7.000	03/19/18	3,001

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$8,875,000		American Express Co	8.130%	05/20/19	$11,252
7,500,000		American General Finance Corp	6.900	12/15/17	6,881
3,550,000		Ameriprise Financial, Inc	5.300	03/15/20	3,805
4,500,000		AXIATA SPV1 LABUAN Ltd	5.380	04/28/20	4,634
4,500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	4,573
4,500,000	g	Bangkok Bank PCL	4.800	10/18/20	4,261
22,240,000		Bank of America Corp	3.630	03/17/16	22,304
18,550,000		Bank of America Corp	5.300	03/15/17	19,120
5,725,000		Bank of America Corp	5.750	12/01/17	6,087
5,700,000		Bank of New York Mellon Corp	4.300	05/15/14	6,161
4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,575
8,067,000	g	Banque PSA Finance	3.380	04/04/14	8,234
3,750,000		Barclays Bank plc	5.200	07/10/14	4,057
7,250,000		BlackRock, Inc	3.500	12/10/14	7,641
7,000,000		BlackRock, Inc	4.250	05/24/21	6,884
3,200,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	3,314
5,000,000		Brookfield Asset Management, Inc	7.130	06/15/12	5,268
3,750,000		Capital One Bank USA NA	8.800	07/15/19	4,602
5,000,000		Capital One Capital V	8.880	05/15/40	5,157
5,150,000		Capital One Financial Corp	5.700	09/15/11	5,202
3,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	3,248
8,075,000		Citigroup, Inc	6.000	12/13/13	8,780
12,640,000		Citigroup, Inc	5.000	09/15/14	13,246
20,300,000		Citigroup, Inc	3.950	06/15/16	20,781
4,525,000		Citigroup, Inc	6.130	05/15/18	4,983
12,875,000		Citigroup, Inc	5.380	08/09/20	13,436
7,575,000		Citigroup, Inc	6.880	03/05/38	8,430
3,825,000		Citigroup, Inc	8.130	07/15/39	4,786
3,700,000		Countrywide Financial Corp	6.250	05/15/16	3,899
6,850,000		Credit Suisse	5.000	05/15/13	7,312
8,250,000		Credit Suisse	5.500	05/01/14	9,061
3,275,000		Credit Suisse	4.380	08/05/20	3,202
4,725,000		Credit Suisse AG.	5.400	01/14/20	4,783
3,000,000		Credit Suisse USA, Inc	4.880	01/15/15	3,235
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	7,467
2,250,000		Eaton Vance Corp	6.500	10/02/17	2,598
2,000,000		Ford Motor Credit Co LLC	7.500	08/01/12	2,093
4,165,000		Franklin Resources, Inc	3.130	05/20/15	4,337
5,000,000	g	FUEL Trust	3.980	06/15/16	4,959
2,100,000		General Electric Capital Corp	2.800	01/08/13	2,153
11,950,000		General Electric Capital Corp	1.880	09/16/13	12,086
21,200,000		General Electric Capital Corp	5.500	06/04/14	23,311
13,750,000		General Electric Capital Corp	2.950	05/09/16	13,826
30,215,000		General Electric Capital Corp	4.380	09/16/20	29,869
8,600,000		General Electric Capital Corp	5.300	02/11/21	8,949
5,000,000		General Electric Capital Corp	6.150	08/07/37	5,186
375,000		General Electric Capital Corp	6.880	01/10/39	425
4,900,000	i	Goldman Sachs Capital II	5.790	12/30/49	3,920
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	3,417
9,700,000		Goldman Sachs Group, Inc	4.750	07/15/13	10,240
1,550,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,578
12,902,000		Goldman Sachs Group, Inc	3.630	02/07/16	13,042
4,000,000		Goldman Sachs Group, Inc	6.150	04/01/18	4,353

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,975,000		Goldman Sachs Group, Inc	7.500%	02/15/19	$5,789
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	1,110
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	3,100
10,250,000		Goldman Sachs Group, Inc	6.250	02/01/41	10,334
2,380,000	g	Gruposura Finance	5.700	05/18/21	2,374
8,465,000		HSBC Finance Corp	4.750	07/15/13	8,964
9,599,000	g	HSBC Finance Corp	6.680	01/15/21	9,849
1,440,000	g	Hyundai Capital America	3.750	04/06/16	1,445
1,800,000	g	Hyundai Capital Services, Inc	4.380	07/27/16	1,846
3,750,000	g	International Lease Finance Corp	6.500	09/01/14	3,975
2,325,000		International Lease Finance Corp	8.630	09/15/15	2,520
6,810,000		International Lease Finance Corp	5.750	05/15/16	6,706
3,200,000		International Lease Finance Corp	6.250	05/15/19	3,127
3,700,000		International Lease Finance Corp	8.250	12/15/20	3,996
4,500,000	g	Inversiones CMPC S.A.	4.750	01/19/18	4,496
8,500,000		Jefferies Group, Inc	5.130	04/13/18	8,517
1,450,000		Jefferies Group, Inc	6.250	01/15/36	1,352
7,440,000		John Deere Capital Corp	2.250	06/07/16	7,434
3,150,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	0	^
3,875,000		Lloyds TSB Bank plc	6.380	01/21/21	4,034
4,500,000	g	Majapahit Holding BV	7.880	06/29/37	5,164
4,000,000		MBNA Corp	6.130	03/01/13	4,283
4,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	5,118
4,675,000		Merrill Lynch & Co, Inc	6.400	08/28/17	5,103
9,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	10,041
14,775,000		Morgan Stanley	6.000	05/13/14	16,092
3,925,000		Morgan Stanley	6.000	04/28/15	4,255
8,350,000		Morgan Stanley	5.380	10/15/15	8,926
9,250,000		Morgan Stanley	3.800	04/29/16	9,143
9,125,000		Morgan Stanley	5.450	01/09/17	9,650
4,775,000		Morgan Stanley	5.950	12/28/17	5,133
4,975,000		Morgan Stanley	7.300	05/13/19	5,642
3,415,000		Morgan Stanley	5.630	09/23/19	3,504
16,800,000		Morgan Stanley	5.750	01/25/21	17,000
708,000		NASDAQ OMX Group, Inc	2.500	08/15/13	711
3,500,000		NASDAQ OMX Group, Inc	4.000	01/15/15	3,540
2,625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	2,617
3,415,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	3,493
5,990,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	6,526
3,800,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	5,263
3,750,000		Nomura Holdings, Inc	4.130	01/19/16	3,798
4,500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	4,950
4,500,000	g	Odebrecht Finance Ltd	6.000	04/05/23	4,472
4,500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	4,625
7,000,000		Rabobank Nederland NV	2.130	10/13/15	6,934
4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	6,252
5,645,000	g	RCI Banque S.A.	3.400	04/11/14	5,749
6,350,000		State Street Corp	4.300	05/30/14	6,867
4,000,000		UBS AG.	2.250	01/28/14	4,042
6,675,000		UBS AG.	4.880	08/04/20	6,751
4,275,000	g	Waha Aerospace BV	3.930	07/28/20	4,328
1,800,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	1,961

		TOTAL DIVERSIFIED FINANCIALS			700,595

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

ENERGY - 3.1%
$2,000,000		AmeriGas Partners LP	7.130%	05/20/16	$2,060
5,450,000		Anadarko Petroleum Corp	5.950	09/15/16	6,134
2,400,000		Anadarko Petroleum Corp	6.380	09/15/17	2,751
2,310,000		Anadarko Petroleum Corp	8.700	03/15/19	2,944
2,145,000		Anadarko Petroleum Corp	6.450	09/15/36	2,238
5,000,000		Apache Corp	5.100	09/01/40	4,803
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,085
5,900,000		Baker Hughes, Inc	6.500	11/15/13	6,634
1,500,000		Baker Hughes, Inc	5.130	09/15/40	1,453
4,725,000		BP Capital Markets plc	3.130	03/10/12	4,807
21,565,000		BP Capital Markets plc	3.200	03/11/16	21,933
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	9,416
3,250,000		Chesapeake Energy Corp	6.500	08/15/17	3,437
7,000,000		Chevron Corp	3.450	03/03/12	7,147
1,000,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	1,070
2,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	2,163
9,725,000		ConocoPhillips	4.600	01/15/15	10,741
7,600,000		ConocoPhillips	6.500	02/01/39	8,878
3,976,200		Dolphin Energy Ltd	5.890	06/15/19	4,284
4,500,000		Drummond Co, Inc	7.380	02/15/16	4,624
4,500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	4,871
2,000,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	2,028
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,446
1,525,000		EnCana Corp	6.630	08/15/37	1,639
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,223
5,950,000		Enterprise Products Operating LLC	4.600	08/01/12	6,180
4,000,000		Enterprise Products Operating LLC	5.600	10/15/14	4,444
1,150,000		Enterprise Products Operating LLC	5.000	03/01/15	1,252
4,260,000		Enterprise Products Operating LLC	6.500	01/31/19	4,880
3,545,000		Enterprise Products Operating LLC	6.130	10/15/39	3,605
4,105,000		Enterprise Products Operating LLC	5.950	02/01/41	4,077
2,325,000		EOG Resources, Inc	4.100	02/01/21	2,296
3,000,000	g	Gaz Capital S.A.	5.090	11/29/15	3,128
4,000,000		Gaz Capital S.A.	6.210	11/22/16	4,333
4,500,000		Gaz Capital S.A.	6.510	03/07/22	4,770
3,600,000		Hess Corp	8.130	02/15/19	4,555
1,075,000		Hess Corp	6.000	01/15/40	1,113
4,625,000		Hess Corp	5.600	02/15/41	4,521
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.880	06/01/13	2,141
6,430,000	g	KMG Finance Sub BV	6.380	04/09/21	6,807
9,070,000	g	Lukoil International Finance BV	6.130	11/09/20	9,353
2,000,000		Lyondell Chemical Co	11.000	05/01/18	2,240
5,530,000	g	Marathon Petroleum Corp	3.500	03/01/16	5,669
4,275,000	g	Marathon Petroleum Corp	5.130	03/01/21	4,395
1,000,000		MarkWest Energy Partners LP	6.750	11/01/20	1,020
720,000		Niska Gas Storage US	8.880	03/15/18	756
2,475,000		Noble Holding International Ltd	3.450	08/01/15	2,562
7,550,000		Noble Holding International Ltd	4.900	08/01/20	7,848
4,570,000	g	Novatek Finance Ltd	6.600	02/03/21	4,776
7,450,000		Occidental Petroleum Corp	4.100	02/01/21	7,588
1,500,000		Peabody Energy Corp	7.380	11/01/16	1,695

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$800,000		Pemex Project Funding Master Trust	5.750%	03/01/18	$877
1,150,000		Pemex Project Funding Master Trust	6.630	06/15/35	1,212
1,890,000		Pemex Project Funding Master Trust	6.630	06/15/38	1,982
3,650,000	g	Pertamina PT	5.250	05/23/21	3,676
1,750,000	g	Pertamina PT	6.500	05/27/41	1,733
2,080,000		Petrobras International Finance Co	3.880	01/27/16	2,118
4,500,000		Petrobras International Finance Co	7.880	03/15/19	5,449
4,450,000		Petrobras International Finance Co	6.880	01/20/40	4,738
2,900,000		Petroleos Mexicanos	8.000	05/03/19	3,576
2,500,000		Petroleos Mexicanos	6.000	03/05/20	2,744
4,000,000		Petroleos Mexicanos	5.500	01/21/21	4,194
1,740,000	g	Petroleos Mexicanos	6.500	06/02/41	1,765
3,960,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	4,782
3,000,000		Plains All American Pipeline LP	5.630	12/15/13	3,279
8,200,000		Plains All American Pipeline LP	5.000	02/01/21	8,338
2,674,000		Precision Drilling Trust	6.630	11/15/20	2,707
4,500,000	g	PTTEP Canada International Finance Ltd	5.690	04/05/21	4,485
700,000		Range Resources Corp	7.250	05/01/18	742
3,613,064		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	3,848
3,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,803
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	4,319
7,500,000	g	Schlumberger Norge AS.	4.200	01/15/21	7,583
7,500,000	g	Schlumberger Oilfield UK plc	4.200	01/15/21	7,583
3,750,000		SEACOR Holdings, Inc	7.380	10/01/19	4,117
6,250,000		Shell International Finance BV	3.100	06/28/15	6,532
7,620,000		Shell International Finance BV	4.300	09/22/19	8,003
1,925,000		Shell International Finance BV	6.380	12/15/38	2,232
3,464,000		Southwestern Energy Co	7.500	02/01/18	3,940
2,800,000		Statoil ASA	2.900	10/15/14	2,938
2,175,000		TransCanada Pipelines Ltd	4.000	06/15/13	2,297
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	3,550
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	2,764
2,000,000		Vale Overseas Ltd	6.250	01/23/17	2,262
2,760,000		Vale Overseas Ltd	6.880	11/21/36	2,997
4,650,000		Vale Overseas Ltd	6.880	11/10/39	5,054
3,375,000		Valero Energy Corp	4.500	02/01/15	3,603
4,290,000		Valero Energy Corp	6.130	02/01/20	4,714
5,430,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	5,544
5,000,000		XTO Energy, Inc	6.250	04/15/13	5,474
4,400,000		XTO Energy, Inc	4.630	06/15/13	4,724

		TOTAL ENERGY			384,091

FOOD & STAPLES RETAILING - 0.3%
5,690,000		CVS Caremark Corp	3.250	05/18/15	5,905
10,500,000		CVS Caremark Corp	5.750	06/01/17	11,793
795,000		CVS Caremark Corp	6.600	03/15/19	923
3,800,000		Delhaize Group S.A.	5.880	02/01/14	4,169
3,800,000		Delhaize Group S.A.	6.500	06/15/17	4,381
1,500,000		Ingles Markets, Inc	8.880	05/15/17	1,605
1,500,000		Kroger Co	6.200	06/15/12	1,576
1,205,000		Kroger Co	5.000	04/15/13	1,284
1,600,000		Kroger Co	6.400	08/15/17	1,874
775,000		Kroger Co	6.800	12/15/18	921

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$880,000		Stater Brothers Holdings	7.750%	04/15/15	$911
900,000	g	Stater Brothers Holdings	7.380	11/15/18	934
439,000		SuperValu, Inc	8.000	05/01/16	448

		TOTAL FOOD & STAPLES RETAILING			36,724

FOOD, BEVERAGE & TOBACCO - 1.1%
6,300,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	6,419
9,510,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	10,476
7,175,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	7,707
2,500,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	2,845
6,400,000		Bottling Group LLC	6.950	03/15/14	7,337
4,500,000	g	CCL Finance Ltd	9.500	08/15/14	5,203
7,200,000		Coca-Cola Co	3.150	11/15/20	6,912
4,000,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	4,354
7,250,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	7,393
3,775,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	4,101
4,080,000		General Mills, Inc	5.200	03/17/15	4,544
1,750,000		General Mills, Inc	5.650	02/15/19	1,976
1,650,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	1,656
2,400,000		Kellogg Co	4.000	12/15/20	2,396
2,530,000		Kraft Foods, Inc	6.130	02/01/18	2,911
8,750,000		Kraft Foods, Inc	5.380	02/10/20	9,565
8,105,000		Kraft Foods, Inc	6.500	02/09/40	9,003
2,025,000		PepsiAmericas, Inc	5.750	07/31/12	2,137
625,000		PepsiAmericas, Inc	4.380	02/15/14	676
4,800,000		PepsiCo, Inc	0.880	10/25/13	4,797
17,750,000		PepsiCo, Inc	2.500	05/10/16	17,939
680,000		PepsiCo, Inc	7.900	11/01/18	876
2,900,000		Philip Morris International, Inc	4.880	05/16/13	3,111
7,425,000		Philip Morris International, Inc	6.880	03/17/14	8,525
1,600,000		Philip Morris International, Inc	6.380	05/16/38	1,813
1,000,000		Smithfield Foods, Inc	10.000	07/15/14	1,160

		TOTAL FOOD, BEVERAGE & TOBACCO			135,832

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
3,750,000		Boston Scientific Corp	4.500	01/15/15	3,954
1,817,000		CHS/Community Health Systems	8.880	07/15/15	1,872
2,000,000		DaVita, Inc	6.380	11/01/18	2,025
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,410
4,259,000	o	HCA, Inc	9.630	11/15/16	4,530
2,000,000		Healthsouth Corp	7.250	10/01/18	2,085
3,852,000		McKesson Corp	3.250	03/01/16	3,972
5,000,000		Medtronic, Inc	4.750	09/15/15	5,553
4,450,000		Medtronic, Inc	4.450	03/15/20	4,652
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	4,038
6,225,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	6,339
1,695,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	1,762
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	1,932
12,280,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	12,647
2,560,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	2,696

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			62,467

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%

$4,490,000	g	Hypermarcas S.A.	6.500%	04/20/21	$4,484
4,975,000		Procter & Gamble Co	5.550	03/05/37	5,319
3,000,000		Unilever Capital Corp	4.800	02/15/19	3,288
2,000,000		Unilever Capital Corp	4.250	02/10/21	2,082

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			15,173

INSURANCE - 1.2%
3,825,000		ACE INA Holdings, Inc	5.880	06/15/14	4,277
2,155,000		Aetna, Inc	6.500	09/15/18	2,515
1,925,000		Aetna, Inc	6.630	06/15/36	2,144
1,525,000		Aflac, Inc	6.900	12/17/39	1,596
5,375,000		Allstate Corp	7.450	05/16/19	6,396
4,375,000		American Financial Group, Inc	9.880	06/15/19	5,441
500,000		American International Group, Inc	3.650	01/15/14	510
3,750,000		Chubb Corp	6.000	05/11/37	3,933
1,390,000		CIGNA Corp	5.130	06/15/20	1,468
6,900,000		CIGNA Corp	4.500	03/15/21	6,890
5,200,000		Genworth Financial, Inc	7.200	02/15/21	5,204
7,600,000		Hartford Financial Services Group, Inc	4.000	03/30/15	7,834
7,600,000		Hartford Financial Services Group, Inc	5.500	03/30/20	7,834
3,725,000		Hartford Financial Services Group, Inc	6.630	03/30/40	3,800
2,800,000		Lincoln National Corp	7.000	06/15/40	3,157
7,500,000		Markel Corp	5.350	06/01/21	7,354
3,000,000		Metlife, Inc	5.380	12/15/12	3,173
5,620,000		Metlife, Inc	5.000	06/15/15	6,132
7,675,000		Metlife, Inc	6.750	06/01/16	8,933
2,500,000		Metlife, Inc	5.700	06/15/35	2,507
2,000,000		Metlife, Inc	5.880	02/06/41	2,010
5,500,000	g	Principal Life Global Funding I	5.130	10/15/13	5,880
2,000,000		Prudential Financial, Inc	5.100	09/20/14	2,174
8,050,000		Prudential Financial, Inc	7.380	06/15/19	9,547
5,000,000		Prudential Financial, Inc	6.630	06/21/40	5,398
7,000,000		Prudential Financial, Inc	6.200	11/15/40	7,153
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,382
4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,762
1,150,000		Travelers Cos, Inc	5.900	06/02/19	1,277
1,500,000		Unum Group	5.630	09/15/20	1,571
4,902,000		WellPoint, Inc	6.380	01/15/12	5,055
1,800,000		WellPoint, Inc	5.880	06/15/17	2,058
2,250,000		WellPoint, Inc	5.850	01/15/36	2,295
7,000,000		Willis Group Holdings plc	4.130	03/15/16	7,137
2,400,000		WR Berkley Corp	5.380	09/15/20	2,429

		TOTAL INSURANCE			153,226

MATERIALS - 1.8%
3,385,000		3M Co	4.380	08/15/13	3,655
4,150,000		3M Co	5.700	03/15/37	4,555
4,500,000	g	Adaro Indonesia PT	7.630	10/22/19	4,995
4,600,000		Air Products & Chemicals, Inc	4.150	02/01/13	4,830
6,630,000		Air Products & Chemicals, Inc	4.380	08/21/19	6,927
1,125,000		Airgas, Inc	4.500	09/15/14	1,205
1,000,000		Airgas, Inc	7.130	10/01/18	1,080
7,000,000		Alcoa, Inc	5.400	04/15/21	7,022

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,500,000	g	ALROSA Finance S.A.	7.750%	11/03/20	$4,894
6,540,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	6,439
1,860,000		ArcelorMittal	3.750	08/05/15	1,902
3,750,000		ArcelorMittal	3.750	02/01/16	3,792
2,085,000		ArcelorMittal	9.850	06/01/19	2,643
8,370,000		ArcelorMittal	7.000	10/15/39	8,463
7,400,000		ArcelorMittal	6.750	03/01/41	7,335
1,015,000		Ball Corp	7.130	09/01/16	1,106
355,000		Ball Corp	7.380	09/01/19	388
4,000,000		Ball Corp	5.750	05/15/21	4,010
10,000,000	g	Barrick North America Finance LLC	4.400	05/30/21	9,953
2,000,000	g	Braskem SA	7.000	05/07/20	2,180
3,000,000		Celanese US Holdings LLC	6.630	10/15/18	3,165
1,990,000	g,i	Cemex SAB de C.V.	5.250	09/30/15	1,920
4,500,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,653
1,930,000	g	Cemex SAB de C.V.	9.000	01/11/18	1,964
2,000,000		CF Industries, Inc	6.880	05/01/18	2,268
3,175,000		CF Industries, Inc	7.130	05/01/20	3,695
4,175,000	g	China Liansu Group Holdings Ltd	7.880	05/13/16	4,071
7,800,000		Cliffs Natural Resources, Inc	6.250	10/01/40	7,697
1,000,000		Clorox Co	3.550	11/01/15	1,042
5,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	5,320
2,770,000	g	Crown Americas LLC	6.250	02/01/21	2,798
1,000,000		Eastman Chemical Co	5.500	11/15/19	1,072
6,450,000		EI Du Pont de Nemours & Co	3.250	01/15/15	6,758
6,000,000		EI Du Pont de Nemours & Co	4.630	01/15/20	6,341
2,350,000	g	Fibria Overseas Finance Ltd	6.750	05/04/20	2,462
4,500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	4,899
3,315,000	g	Fufeng Group Ltd	7.630	04/13/16	3,124
1,250,000	g	Georgia Gulf Corp	9.000	01/15/17	1,331
5,000,000	g	Georgia-Pacific LLC	5.400	11/01/20	5,095
1,500,000		Graphic Packaging International, Inc	9.500	06/15/17	1,643
1,400,000		Greif, Inc	7.750	08/01/19	1,512
2,775,000	g	Hyundai Steel Co	4.630	04/21/16	2,850
4,250,000		International Paper Co	7.300	11/15/39	4,624
3,000,000		Martin Marietta Materials, Inc	6.600	04/15/18	3,333
3,955,000	g	Nalco Co	6.630	01/15/19	4,054
4,500,000	g	POSCO	4.250	10/28/20	4,239
4,600,000	g	POSCO	5.250	04/14/21	4,649
5,050,000		Praxair, Inc	5.250	11/15/14	5,673
10,115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	9,679
2,000,000		Silgan Holdings, Inc	7.250	08/15/16	2,110
6,450,000	g	Sinochem Corp	6.300	11/12/40	6,391
3,140,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	3,237
3,000,000		Solutia, Inc	7.880	03/15/20	3,210
4,500,000	g	Suzano Trading Ltd	5.880	01/23/21	4,372
1,940,000		Teck Resources Ltd	6.000	08/15/40	1,903

		TOTAL MATERIALS			220,528

MEDIA - 1.1%
3,000,000		AMC Entertainment, Inc	8.750	06/01/19	3,165
3,750,000		CBS Corp	4.300	02/15/21	3,661
1,388,000		Cinemark USA, Inc	8.630	06/15/19	1,520

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$1,011,000		Comcast Cable Communications Holdings, Inc	8.380%	03/15/13	$1,132
6,500,000		Comcast Corp	5.650	06/15/35	6,367
3,475,000		Comcast Corp	6.400	03/01/40	3,719
1,455,000		CSC Holdings LLC	8.500	04/15/14	1,611
13,150,000		DIRECTV Holdings LLC	3.500	03/01/16	13,573
4,740,000		DIRECTV Holdings LLC	7.630	05/15/16	5,167
3,000,000		DIRECTV Holdings LLC	6.000	08/15/40	3,042
5,000,000		Grupo Televisa S.A.	6.000	05/15/18	5,436
1,970,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,182
375,000		Lamar Media Corp	6.630	08/15/15	379
2,160,000		Lamar Media Corp	7.880	04/15/18	2,263
8,700,000	g	NBC Universal, Inc	5.150	04/30/20	9,186
11,930,000	g	NBC Universal, Inc	4.380	04/01/21	11,805
1,274,000		News America, Inc	7.250	05/18/18	1,513
4,350,000	g	News America, Inc	4.500	02/15/21	4,293
2,105,000		News America, Inc	7.630	11/30/28	2,502
1,578,000		News America, Inc	6.550	03/15/33	1,687
3,800,000		News America, Inc	6.200	12/15/34	3,881
3,575,000		News America, Inc	6.650	11/15/37	3,831
3,800,000		News America, Inc	6.900	08/15/39	4,185
3,315,000	g	Nielsen Finance LLC	7.750	10/15/18	3,481
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	2,676
9,675,000		Time Warner Cable, Inc	8.250	04/01/19	12,066
3,000,000		Time Warner, Inc	3.150	07/15/15	3,103
3,825,000		Time Warner, Inc	6.500	11/15/36	4,078
3,875,000		Viacom, Inc	4.380	09/15/14	4,162

		TOTAL MEDIA			125,666

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
3,975,000		Abbott Laboratories	5.300	05/27/40	3,993
1,700,000		Agilent Technologies, Inc	2.500	07/15/13	1,731
9,575,000		Amgen, Inc	3.450	10/01/20	9,130
9,575,000		Amgen, Inc	4.100	06/15/21	9,499
6,170,000		Eli Lilly & Co	3.550	03/06/12	6,305
8,750,000		Gilead Sciences, Inc	4.500	04/01/21	8,764
3,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	4,277
5,450,000		Johnson & Johnson	2.150	05/15/16	5,463
4,000,000		Johnson & Johnson	5.850	07/15/38	4,409
3,140,000		Life Technologies Corp	3.500	01/15/16	3,212
4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,342
2,750,000		Mead Johnson Nutrition Co	5.900	11/01/39	2,852
7,750,000		Merck & Co, Inc	3.880	01/15/21	7,693
1,500,000	g	Mylan, Inc	7.880	07/15/20	1,646
1,750,000	g	NBTY, Inc	9.000	10/01/18	1,846
3,750,000		Novartis Capital Corp	4.130	02/10/14	4,041
15,775,000		Novartis Capital Corp	2.900	04/24/15	16,412
2,715,000		Novartis Capital Corp	4.400	04/24/20	2,867
3,230,000		Pfizer, Inc	5.350	03/15/15	3,642
8,750,000		Sanofi-Aventis S.A.	2.630	03/29/16	8,909
3,225,000		Schering-Plough Corp	6.550	09/15/37	3,808
3,000,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,940

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			117,781

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.6%
$4,500,000	g	Agile Property Holdings Ltd	8.880%	04/28/17	$4,579
1,485,000		AMB Property LP	7.630	08/15/14	1,692
2,310,000		AMB Property LP	4.500	08/15/17	2,311
2,000,000		Brandywine Operating Partnership LP	5.400	11/01/14	2,141
1,525,000		Brandywine Operating Partnership LP	7.500	05/15/15	1,749
7,000,000		Brandywine Operating Partnership LP	4.950	04/15/18	7,097
3,965,000		Camden Property Trust	4.630	06/15/21	3,908
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	6,703
3,460,000		Developers Diversified Realty Corp	7.880	09/01/20	3,967
255,000		Federal Realty Investment Trust	5.650	06/01/16	279
700,000		Federal Realty Investment Trust	5.900	04/01/20	767
2,780,000		HCP, Inc	3.750	02/01/16	2,827
5,000,000		Health Care REIT, Inc	3.630	03/15/16	5,032
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	2,834
1,600,000		Highwoods Properties, Inc	5.850	03/15/17	1,746
1,925,000		Kilroy Realty Corp	5.000	11/03/15	2,006
3,250,000		Kilroy Realty LP	4.800	07/15/18	3,195
840,000		Kimco Realty Corp	5.700	05/01/17	931
4,000,000		National Retail Properties, Inc	5.500	07/15/21	3,914
900,000		Nationwide Health Properties, Inc	6.250	02/01/13	957
2,325,000		Regency Centers LP	5.250	08/01/15	2,528
225,000		Regency Centers LP	5.880	06/15/17	249
800,000		Simon Property Group LP	5.250	12/01/16	879
3,040,000		Simon Property Group LP	10.350	04/01/19	4,208
1,000,000		Simon Property Group LP	4.380	03/01/21	984
1,750,000	g,i	USB Realty Corp	6.090	12/30/49	1,527
3,750,000		Washington Real Estate Investment Trust	4.950	10/01/20	3,814
4,500,000	g	Yanlord Land Group Ltd	10.630	03/29/18	4,635

		TOTAL REAL ESTATE			77,459

RETAILING - 0.7%
5,250,000	g	Ace Hardware Corp	9.130	06/01/16	5,578
2,000,000		Asbury Automotive Group, Inc	7.630	03/15/17	1,985
2,000,000	g	Ferrellgas Partners LP	6.500	05/01/21	1,890
8,810,000		Gap, Inc	5.950	04/12/21	8,464
3,900,000		Home Depot, Inc	5.880	12/16/36	3,991
7,850,000		Home Depot, Inc	5.950	04/01/41	8,084
4,500,000	g	Hyva Global BV	8.630	03/24/16	4,523
3,150,000		Limited Brands, Inc	7.000	05/01/20	3,315
14,062,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	15,785
8,050,000		O’Reilly Automotive, Inc	4.880	01/14/21	8,089
1,000,000	g	QVC, Inc	7.130	04/15/17	1,050
2,000,000	g	QVC, Inc	7.500	10/01/19	2,120
3,875,000		Staples, Inc	9.750	01/15/14	4,613
875,000		Wal-Mart Stores, Inc	3.000	02/03/14	921
3,450,000		Wal-Mart Stores, Inc	3.250	10/25/20	3,282
3,675,000		Wal-Mart Stores, Inc	5.000	10/25/40	3,460

		TOTAL RETAILING			77,150

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
$3,838,000		Analog Devices, Inc	5.000%	07/01/14	$4,227
2,250,000	g	Broadcom Corp	1.500	11/01/13	2,255
5,350,000	g	Broadcom Corp	2.380	11/01/15	5,297
2,150,000		National Semiconductor Corp	3.950	04/15/15	2,286
9,150,000		Texas Instruments, Inc	2.380	05/16/16	9,153

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			23,218

SOFTWARE & SERVICES - 0.3%
7,325,000		International Business Machines Corp	1.000	08/05/13	7,346
3,655,000		Microsoft Corp	0.880	09/27/13	3,661
10,625,000		Microsoft Corp	1.630	09/25/15	10,513
3,925,000		Oracle Corp	3.750	07/08/14	4,208
3,100,000		Oracle Corp	5.750	04/15/18	3,548
3,750,000	g	Oracle Corp	3.880	07/15/20	3,726
3,000,000		SunGard Data Systems, Inc	7.380	11/15/18	3,000

		TOTAL SOFTWARE & SERVICES			36,002

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
4,000,000		Amphenol Corp	4.750	11/15/14	4,358
1,000,000		Brocade Communications Systems, Inc	6.880	01/15/20	1,078
7,525,000		Hewlett-Packard Co	4.250	02/24/12	7,706
1,660,000		Hewlett-Packard Co	4.500	03/01/13	1,758
5,250,000		Hewlett-Packard Co	4.750	06/02/14	5,729
9,150,000		Hewlett-Packard Co	2.650	06/01/16	9,189
1,225,000		Hewlett-Packard Co	3.750	12/01/20	1,191
3,500,000		Jabil Circuit, Inc	5.630	12/15/20	3,430
7,150,000		Juniper Networks, Inc	3.100	03/15/16	7,285
4,450,000		L-3 Communications Corp	6.380	10/15/15	4,571
2,255,000		L-3 Communications Corp	5.200	10/15/19	2,335
2,000,000		L-3 Communications Corp	4.950	02/15/21	1,996
4,000,000		NII Capital Corp	7.630	04/01/21	4,180
3,000,000	g	Pinafore LLC	9.000	10/01/18	3,233
3,600,000		Xerox Corp	8.250	05/15/14	4,224
5,000,000		Xerox Corp	4.250	02/15/15	5,324

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			67,587

TELECOMMUNICATION SERVICES - 1.9%
2,400,000		America Movil SAB de C.V.	5.000	03/30/20	2,504
4,000,000		America Movil SAB de C.V.	6.130	03/30/40	4,181
2,500,000		AT&T, Inc	2.500	08/15/15	2,533
20,750,000		AT&T, Inc	2.950	05/15/16	21,015
2,000,000		AT&T, Inc	6.150	09/15/34	2,071
11,500,000		AT&T, Inc	6.300	01/15/38	12,178
3,886,000		AT&T, Inc	5.350	09/01/40	3,683
13,125,000		BellSouth Corp	5.200	09/15/14	14,460
1,975,000		BellSouth Corp	6.550	06/15/34	2,125
13,850,000		Cellco Partnership	8.500	11/15/18	17,985
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	5,279
8,500,000		France Telecom S.A.	2.130	09/16/15	8,486
4,500,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	4,714
2,500,000	g	Indosat Palapa Co	7.380	07/29/20	2,775
2,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	2,120
3,500,000	g	MTS International Funding Ltd	8.630	06/22/20	3,994
5,150,000	g	Qtel International Finance	4.750	02/16/21	5,021
3,000,000		Qwest Communications International, Inc	7.130	04/01/18	3,221

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,000,000		Qwest Corp	8.880%	03/15/12	$3,158
1,225,000		Sprint Nextel Corp	6.000	12/01/16	1,223
3,075,000		Telecom Italia Capital S.A.	6.180	06/18/14	3,309
2,825,000		Telecom Italia Capital S.A.	7.000	06/04/18	3,090
6,275,000		Telecom Italia Capital S.A.	7.180	06/18/19	6,928
21,100,000		Telefonica Emisiones SAU	3.990	02/16/16	21,343
7,465,000		Telefonica Emisiones SAU	5.130	04/27/20	7,400
4,750,000		Telefonica Emisiones SAU	5.460	02/16/21	4,822
3,315,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	3,256
4,500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	4,744
8,728,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	8,619
5,125,000		Verizon Communications, Inc	5.250	04/15/13	5,503
1,250,000		Verizon Communications, Inc	5.500	02/15/18	1,390
2,905,000		Verizon Communications, Inc	8.750	11/01/18	3,780
3,100,000		Verizon Communications, Inc	8.950	03/01/39	4,376
6,650,000		Verizon Communications, Inc	6.000	04/01/41	6,944
6,500,000		Verizon Virginia, Inc	4.630	03/15/13	6,855
4,500,000	g	Vimpelcom Holdings	7.500	03/01/22	4,505
4,500,000		Virgin Media Finance plc	9.500	08/15/16	5,085
5,400,000	g	Virgin Media Secured Finance plc	5.250	01/15/21	5,750
735,000		Windstream Corp	8.130	09/01/18	779

		TOTAL TELECOMMUNICATION SERVICES			231,204

TRANSPORTATION - 0.8%
5,730,000	g	Asciano Finance	5.000	04/07/18	5,882
2,000,000	g	Bombardier, Inc	7.750	03/15/20	2,250
2,840,000		Bristow Group, Inc	7.500	09/15/17	2,975
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	3,756
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	2,601
7,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	7,211
4,700,000		CSX Corp	5.500	04/15/41	4,586
7,000,000		Delta Air Lines, Inc	5.300	04/15/19	7,000
2,325,000		Embraer Overseas Ltd	6.380	01/15/20	2,534
1,000,000	g	Hertz Corp	7.500	10/15/18	1,030
2,640,000		Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	2,864
4,500,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.630	12/15/20	4,680
2,085,000	g	Kansas City Southern de Mexico S.A. de C.V.	6.130	06/15/21	2,085
5,650,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	6,034
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,843
2,800,000		Norfolk Southern Corp	5.750	04/01/18	3,170
2,056,000		Norfolk Southern Corp	5.590	05/17/25	2,221
4,250,000	g	TAM CAPITAL 3,Inc	8.380	06/03/21	4,303
1,500,000		Union Pacific Corp	6.500	04/15/12	1,566
5,578,000	g	Union Pacific Corp	4.160	07/15/22	5,522
7,750,000		United Parcel Service, Inc	3.130	01/15/21	7,361

		TOTAL TRANSPORTATION			82,474

UTILITIES - 2.6%
2,500,000		AES Corp	7.750	03/01/14	2,700
4,300,000		AES El Salvador Trust	6.750	02/01/16	4,365
2,250,000		AGL Capital Corp	5.250	08/15/19	2,414
2,000,000		AGL Capital Corp	6.000	10/01/34	2,010
8,435,000		Alliant Energy Corp	4.000	10/15/14	8,874

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,500,000		Atmos Energy Corp	8.500%	03/15/19	$7,015
2,000,000	g	Calpine Corp	7.500	02/15/21	2,040
4,500,000		Carolina Power & Light Co	5.130	09/15/13	4,897
4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,302
2,750,000		Carolina Power & Light Co	5.700	04/01/35	2,871
2,100,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	2,401
3,670,000	g	CenterPoint Energy Resources Corp	4.500	01/15/21	3,696
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	3,704
7,500,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	7,638
2,500,000		CMS Energy Corp	5.050	02/15/18	2,569
4,375,000	g	Colbun S.A.	6.000	01/21/20	4,587
1,860,000	g	Comision Federal Electricidad	4.880	05/26/21	1,857
3,055,000		Commonwealth Edison Co	4.000	08/01/20	3,026
4,200,000		Commonwealth Edison Co	5.900	03/15/36	4,402
2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,092
3,500,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	3,696
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	3,563
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	4,687
10,900,000		Dominion Resources, Inc	4.450	03/15/21	11,107
900,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	1,000
3,600,000	g	Dubai Electricity & Water Authority	7.380	10/21/20	3,704
7,150,000		Duke Energy Carolinas LLC	5.750	11/15/13	7,932
1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,452
2,500,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	2,568
2,000,000		Florida Power Corp	6.400	06/15/38	2,311
3,500,000		FPL Group Capital, Inc	2.600	09/01/15	3,484
5,000,000		Georgia Power Co	5.400	06/01/40	5,022
6,170,000		Great Plains Energy, Inc	4.850	06/01/21	6,190
5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,963
2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,655
1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,156
2,460,000	g	Kazatomprom	6.250	05/20/15	2,645
5,000,000	g	Kentucky Utilities Co	3.750	11/15/20	4,713
2,815,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	2,966
6,650,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	6,847
2,825,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	3,623
3,850,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	3,998
1,850,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	1,830
5,950,000		Midamerican Energy Holdings Co	5.950	05/15/37	6,258
4,000,000		National Fuel Gas Co	5.250	03/01/13	4,237
2,800,000		Nevada Power Co	6.500	08/01/18	3,275
3,500,000		Nevada Power Co	6.650	04/01/36	4,041
3,250,000		Nevada Power Co	5.380	09/15/40	3,205
3,335,000		Nevada Power Co	5.450	05/15/41	3,316
2,850,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	2,727
4,075,000		ONEOK Partners LP	5.900	04/01/12	4,227
5,250,000		Pacific Gas & Electric Co	8.250	10/15/18	6,739
2,750,000		PacifiCorp	6.000	01/15/39	3,036
4,825,000		Pepco Holdings, Inc	2.700	10/01/15	4,850
6,750,000		PG&E Corp	5.750	04/01/14	7,451
750,000		Potomac Electric Power Co	7.900	12/15/38	1,014
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,588
2,000,000		Public Service Co of Colorado	7.880	10/01/12	2,172

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 4,625,000		Public Service Co of Colorado	3.200%	11/15/20	$4,388
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,349
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,953
5,000,000		Public Service Electric & Gas Co	3.500	08/15/20	4,882
1,250,000		Questar Market Resources, Inc	6.880	03/01/21	1,319
2,000,000		Sabine Pass LNG LP	7.250	11/30/13	2,050
3,100,000		San Diego Gas & Electric Co	5.350	05/15/40	3,183
4,000,000		Sempra Energy	6.000	10/15/39	4,214
9,475,000		Southern California Edison Co	3.880	06/01/21	9,457
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	2,155
2,600,000		Veolia Environnement	5.250	06/03/13	2,788
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	4,780
3,000,000		Williams Partners LP	3.800	02/15/15	3,142
5,350,000		Williams Partners LP	5.250	03/15/20	5,633
6,200,000		Williams Partners LP	6.300	04/15/40	6,428
3,000,000		Wisconsin Electric Power Co	5.630	05/15/33	3,137
14,000,000	g	Wpd Investment Holdings Ltd	3.900	05/01/16	14,367
4,500,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	4,422

		TOTAL UTILITIES			322,355

		TOTAL CORPORATE BONDS			3,448,271

		(Cost $3,308,402)

GOVERNMENT BONDS - 64.2%

AGENCY SECURITIES - 10.2%
		Federal Farm Credit Bank (FFCB)
7,250,000		FFCB	5.380	07/18/11	7,268
9,750,000		FFCB	1.380	06/25/13	9,928
		Federal Home Loan Bank (FHLB)
3,000,000		FHLB	3.630	09/16/11	3,023
15,000,000		FHLB	1.880	06/21/13	15,403
		Federal Home Loan Mortgage Corp (FHLMC)
5,000,000		FHLMC	1.750	06/15/12	5,068
80,000,000		FHLMC	0.750	03/28/13	80,410
6,000,000		FHLMC	3.500	05/29/13	6,345
18,350,000		FHLMC	2.500	04/23/14	19,163
20,000,000		FHLMC	3.000	07/28/14	21,166
638,477		FHLMC	5.750	12/15/18	660
24,346,277		FHLMC	4.000	06/15/34	3,124
		Federal National Mortgage Association (FNMA)
2,000,000		FNMA	1.130	07/30/12	2,017
10,000,000		FNMA	3.630	02/12/13	10,502
20,500,000		FNMA	1.250	08/20/13	20,780
24,500,000		FNMA	2.750	02/05/14	25,762
76,000,000		FNMA	2.750	03/13/14	79,948
25,500,000		FNMA	2.500	05/15/14	26,619
23,500,000		FNMA	3.000	09/16/14	24,948
35,000,000		FNMA	2.630	11/20/14	36,705
21,938,762		AMAL Ltd	3.470%	08/21/21	22,235
28,000,000		Bank of America Corp	2.380	06/22/12	28,573
5,003,443		Cal Dive I- Title XI, Inc	4.930	02/01/27	5,300
4,000,000		CitiBank NA	1.380	08/10/11	4,005

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 34,000,000		Citigroup Funding, Inc	2.000%	03/30/12	$34,479
40,000,000		Citigroup Funding, Inc	1.880	10/22/12	40,778
12,000,000		Citigroup Funding, Inc	2.250	12/10/12	12,303
45,500,000		Citigroup, Inc	2.130	04/30/12	46,217
26,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	25,610
61,500,000		General Electric Capital Corp	2.250	03/12/12	62,384
37,400,000		General Electric Capital Corp	2.200	06/08/12	38,093
15,000,000		General Electric Capital Corp	2.130	12/21/12	15,358
7,000,000		General Electric Capital Corp	2.630	12/28/12	7,212
54,875,000		GMAC, Inc	1.750	10/30/12	55,807
61,800,000		GMAC, Inc	2.200	12/19/12	63,369
23,000,000		JPMorgan Chase & Co	3.130	12/01/11	23,282
10,000,000		KeyBank NA	3.200	06/15/12	10,281
30,000,000		Morgan Stanley	2.250	03/13/12	30,425
25,000,000	m	NCUA Guaranteed Notes	3.450	06/12/21	24,485
10,000,000		New York Community Bank	3.000	12/16/11	10,132
1,594,688		Overseas Private Investment Corp	3.420	01/15/15	1,661
22,832,256		Premier Aircraft Leasing	3.580	02/06/22	23,285
13,000,000		Private Export Funding Corp	4.900	12/15/11	13,282
25,000,000		Private Export Funding Corp	3.550	04/15/13	26,328
10,000,000		Private Export Funding Corp	3.050	10/15/14	10,603
7,000,000		Private Export Funding Corp	4.550	05/15/15	7,795
15,000,000		Private Export Funding Corp	2.130	07/15/16	14,986
17,000,000		Private Export Funding Corp	5.450	09/15/17	19,781
10,000,000		Private Export Funding Corp	2.250	12/15/17	9,814
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,831
35,000,000		Private Export Funding Corp	4.300	12/15/21	36,683
4,090,743		Rowan Cos, Inc	3.530	05/01/20	4,239
8,749,870		Rowan Cos, Inc	3.160	07/15/21	8,926
8,797,456		San Clemente Leasing LLC	3.590	08/27/21	8,971
6,500,000		Sovereign Bancorp, Inc	2.750	01/17/12	6,586
4,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	4,081
39,000,000		State Street Corp	2.150	04/30/12	39,622
3,572,656		Totem Ocean Trailer Express, Inc	4.510	12/18/19	3,820
15,000,000		US Bancorp	2.250	03/13/12	15,214
9,500,000		US Central Federal Credit Union	1.900	10/19/12	9,669
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	3,446
18,400,000		Wells Fargo & Co	2.130	06/15/12	18,712
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,079

		TOTAL AGENCY SECURITIES			1,262,581

FOREIGN GOVERNMENT BONDS - 5.6%
16,500,000	g	Bank of Montreal	2.850	06/09/15	17,095
27,700,000	g	Bank of Montreal	2.630	01/25/16	28,187
2,000,000	g	Barbados Government International Bond	7.000	08/04/22	2,065
4,210,000		Brazilian Government International Bond	5.880	01/15/19	4,873
6,920,000		Brazilian Government International Bond	4.880	01/22/21	7,401
825,000		Brazilian Government International Bond	7.130	01/20/37	1,019
4,500,000		Brazilian Government International Bond	5.630	01/07/41	4,624
10,680,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	10,753
12,200,000		Canada Government International Bond	2.380	09/10/14	12,695
2,500,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	2,547
6,000,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	6,148

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 12,500,000	g	Canadian Imperial Bank of Commerce	2.750%	01/27/16	$12,789
6,300,000		Chile Government International Bond	3.880	08/05/20	6,338
4,500,000		Colombia Government International Bond	6.130	01/18/41	4,894
4,500,000	g	Commonwealth of the Bahamas	6.950	11/20/29	4,860
15,000,000		Council of Europe Development Bank	2.750	02/10/15	15,688
4,370,000	g	Croatia Government International Bond	6.630	07/14/20	4,627
3,350,000	g	Croatia Government International Bond	6.380	03/24/21	3,484
2,350,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	2,559
4,500,000	g	Dominican Republic International Bond	7.500	05/06/21	4,680
4,660,000		Eksportfinans ASA	5.000	02/14/12	4,791
10,290,000		Eksportfinans ASA	2.000	09/15/15	10,262
9,400,000	g	El Salvador Government International Bond	7.630	02/01/41	9,635
7,690,000	g	Eskom Holdings Ltd	5.750	01/26/21	7,959
3,500,000		European Investment Bank	4.880	02/15/36	3,608
15,350,000		Export Development Canada	2.250	05/28/15	15,819
5,000,000		Export-Import Bank of Korea	5.130	06/29/20	5,060
5,395,000		Federative Republic of Brazil	6.000	01/17/17	6,304
3,344,444		Federative Republic of Brazil	8.000	01/15/18	4,022
2,810,000		Hungary Government International Bond	6.380	03/29/21	2,965
6,160,000		Hungary Government International Bond	7.630	03/29/41	6,645
4,400,000		Italy Government International Bond	5.380	06/12/17	4,776
3,640,000		Jamaica Government International Bond	8.000	06/24/19	3,886
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	4,351
5,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	5,712
5,000,000	g	Lithuania Government International Bond	5.130	09/14/17	5,155
850,000	g	Lithuania Government International Bond	6.130	03/09/21	903
1,000,000		Mexico Government International Bond	5.630	01/15/17	1,137
2,900,000		Mexico Government International Bond	6.750	09/27/34	3,371
5,000,000		Mexico Government International Bond	6.050	01/11/40	5,320
9,250,000	g	National Bank of Canada	1.650	01/30/14	9,381
2,000,000		Panama Government International Bond	5.200	01/30/20	2,194
4,500,000		Panama Government International Bond	6.700	01/26/36	5,310
1,000,000		Peruvian Government International Bond	7.130	03/30/19	1,203
1,200,000		Peruvian Government International Bond	7.350	07/21/25	1,466
1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,394
8,000,000		Philippine Government International Bond	5.500	03/30/26	8,210
4,500,000		Poland Government International Bond	3.880	07/16/15	4,653
8,385,000		Poland Government International Bond	6.380	07/15/19	9,580
10,667,000		Poland Government International Bond	5.130	04/21/21	11,027
3,044,000	g	Portugal Government International Bond	3.500	03/25/15	2,336
13,825,000		Province of British Columbia Canada	2.850	06/15/15	14,500
4,500,000	g	Province of Buenos Aires Argentina	10.880	01/26/21	4,244
2,000,000	g	Province of Cordoba	12.380	08/17/17	2,090
7,400,000		Province of Manitoba Canada	5.000	02/15/12	7,607
3,000,000		Province of Manitoba Canada	2.130	04/22/13	3,081
20,000,000		Province of Manitoba Canada	1.380	04/28/14	20,185
20,000,000		Province of New Brunswick Canada	2.750	06/15/18	19,727
12,000,000		Province of Nova Scotia Canada	2.380	07/21/15	12,298
27,400,000		Province of Ontario Canada	4.100	06/16/14	29,676
24,250,000		Province of Ontario Canada	2.950	02/05/15	25,428
35,525,000		Province of Ontario Canada	2.700	06/16/15	36,860
24,000,000		Province of Ontario Canada	2.300	05/10/16	24,123
10,000,000		Province of Ontario Canada	4.000	10/07/19	10,390

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 13,000,000		Province of Ontario Canada	4.400%	04/14/20	$13,788
2,250,000		Province of Quebec Canada	5.130	11/14/16	2,565
8,835,000		Province of Quebec Canada	4.630	05/14/18	9,748
22,500,000		Province of Quebec Canada	3.500	07/29/20	22,279
6,000,000		Province of Quebec Canada	7.500	09/15/29	8,022
3,000,000		Qatar Government International Bond	5.250	01/20/20	3,198
2,700,000		Republic of Hungary	6.250	01/29/20	2,851
4,230,000	g	Republic of Indonesia	4.880	05/05/21	4,330
3,000,000	g	Republic of Latvia	5.250	06/16/21	2,963
2,250,000	g	Republic of Lithuania	6.750	01/15/15	2,486
3,600,000		Republic of Serbia	6.750	11/01/24	3,618
4,500,000		Republic of Turkey	7.500	07/14/17	5,288
4,500,000		Republic of Turkey	6.000	01/14/41	4,388
7,000,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	7,193
3,500,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	3,618
1,940,000	g	Senegal Goverment International Bond	8.750	05/13/21	1,996
4,502,000		South Africa Government International Bond	6.880	05/27/19	5,369
3,500,000		South Africa Government International Bond	5.500	03/09/20	3,824
1,600,000		South Africa Government International Bond	6.250	03/08/41	1,716
3,700,000	g	Sri Lanka Government International Bond	6.250	10/04/20	3,700
7,680,000		Svensk Exportkredit AB	5.130	03/01/17	8,694
9,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	9,120
3,500,000	g	Ukraine Government International Bond	6.880	09/23/15	3,614
4,000,000	g	Ukraine Government International Bond	6.250	06/17/16	3,995
3,500,000	g	Ukraine Government International Bond	7.750	09/23/20	3,631
2,180,000		United Mexican States	5.880	02/17/14	2,417
3,500,000		United Mexican States	5.950	03/19/19	4,016
500,000		United Mexican States	5.130	01/15/20	540
4,500,000		Uruguay Government International Bond	6.880	09/28/25	5,468

		TOTAL FOREIGN GOVERNMENT BONDS			690,405

MORTGAGE BACKED - 30.8%
		Federal Home Loan Mortgage Corp (FHLMC)
4,674,236	i	FHLMC	2.510	02/01/36	4,900
5,865,115	i	FHLMC	4.110	07/01/36	6,178
4,255,618	i	FHLMC	2.820	09/01/36	4,457
3,314,010	i	FHLMC	4.610	09/01/36	3,477
4,125,213	i	FHLMC	5.790	09/01/36	4,367
3,686,299	i	FHLMC	5.920	09/01/36	3,917
7,452,224	i	FHLMC	5.730	02/01/37	8,033
9,375,065	i	FHLMC	5.000	03/01/37	9,894
7,722,198	i	FHLMC	5.930	04/01/37	8,358
467,823	i	FHLMC	5.740	05/01/37	505
5,697,042	i	FHLMC	5.580	06/01/37	6,051
5,482,712	i	FHLMC	5.620	08/01/37	5,840
4,644,160	i	FHLMC	5.350	09/01/37	4,940
21,029,131		FHLMC	5.500	08/01/39	22,919
		Federal Home Loan Mortgage Corp Gold (FGLMC)
112,937		FGLMC	7.000	07/01/13	119
769,228		FGLMC	6.500	12/01/16	832
5,600,969		FGLMC	5.000	09/01/18	6,053
2,792,603		FGLMC	4.500	10/01/18	2,985
1,688,281		FGLMC	4.500	11/01/18	1,804

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,640,572		FGLMC	5.500%	01/01/19	$1,791
786,414		FGLMC	4.000	06/01/19	832
3,129,709		FGLMC	4.500	01/01/20	3,344
2,429,073		FGLMC	4.500	07/01/20	2,595
1,613,397		FGLMC	4.500	08/01/20	1,724
242,508		FGLMC	7.000	10/01/20	281
22,679,230		FGLMC	4.500	06/01/21	24,218
7,286,027		FGLMC	4.500	06/01/21	7,781
2,834,891		FGLMC	5.000	04/01/23	3,040
44,126		FGLMC	7.000	05/01/23	51
578,663		FGLMC	6.000	10/01/23	638
493,482		FGLMC	6.000	11/01/23	544
11,271,371		FGLMC	4.000	07/01/24	11,767
3,767,931		FGLMC	4.500	09/01/24	3,997
33,000,000	h	FGLMC	5.000	07/15/41	35,351
117,787		FGLMC	8.000	01/01/31	140
72,009		FGLMC	7.000	11/01/31	84
169,425		FGLMC	7.000	12/01/31	197
85,206		FGLMC	7.000	12/01/31	99
142,061		FGLMC	7.000	12/01/31	165
6,533		FGLMC	7.000	01/01/32	8
362,466		FGLMC	8.000	02/01/32	431
5,162,962		FGLMC	4.500	07/01/33	5,387
2,478,870		FGLMC	5.500	11/01/33	2,725
11,866,758		FGLMC	5.500	12/01/33	12,917
3,689,834		FGLMC	5.500	12/01/33	4,016
17,907,689		FGLMC	7.000	12/01/33	20,774
37,326,494		FGLMC	5.000	01/01/34	39,874
7,448,918		FGLMC	5.000	05/01/34	7,953
4,915,211		FGLMC	6.000	09/01/34	5,436
16,680,912		FGLMC	4.500	10/01/34	17,404
1,170,304		FGLMC	5.500	12/01/34	1,273
6,601,156		FGLMC	4.500	04/01/35	6,883
2,426,551		FGLMC	6.000	05/01/35	2,689
1,517,626		FGLMC	6.000	05/01/35	1,682
2,114,863		FGLMC	6.000	05/01/35	2,339
2,631,266		FGLMC	6.000	05/01/35	2,914
4,564,559		FGLMC	6.000	05/01/35	5,046
2,734,720		FGLMC	6.000	05/01/35	3,023
7,008,961		FGLMC	7.000	05/01/35	8,131
1,416,955		FGLMC	5.500	06/01/35	1,542
1,137,701		FGLMC	5.500	06/01/35	1,237
3,287,833		FGLMC	5.500	06/01/35	3,576
14,541,740		FGLMC	5.500	06/01/35	15,821
2,909,260		FGLMC	6.000	06/01/35	3,219
11,272,378		FGLMC	4.500	08/01/35	11,738
1,353,834		FGLMC	5.000	10/01/35	1,444
443,649		FGLMC	6.500	11/01/35	503
1,463,586		FGLMC	6.000	01/01/36	1,613
2,958,737		FGLMC	5.000	02/01/36	3,157
1,228,214		FGLMC	5.500	04/01/36	1,336
1,042,168		FGLMC	6.500	05/01/36	1,176
7,295,297		FGLMC	6.500	10/01/36	8,234

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 13,488,399		FGLMC	5.500%	04/01/37	$14,604
20,637,917		FGLMC	5.500	05/01/37	22,344
8,250,095		FGLMC	6.000	08/01/37	9,114
3,313,661		FGLMC	6.000	09/01/37	3,661
4,668,164		FGLMC	6.500	11/01/37	5,264
15,144,718		FGLMC	5.000	04/01/38	16,167
10,854,082		FGLMC	6.000	11/01/38	11,935
12,521,659		FGLMC	4.500	05/01/39	12,966
16,662,635		FGLMC	4.000	06/01/39	16,704
9,062,541		FGLMC	5.000	07/01/39	9,637
13,081,203		FGLMC	6.000	07/01/39	14,509
85,000,000	h	FGLMC	5.000	07/15/41	90,180
23,160,714		FGLMC	4.500	11/01/40	24,112
25,611,007		FGLMC	4.500	12/01/40	26,623
115,000,000	h	FGLMC	4.500	07/15/41	118,791
		Federal National Mortgage Association (FNMA)
31,000,000	h	FNMA	3.500	08/25/41	29,566
74,274		FNMA	5.000	06/01/13	78
2,616,854		FNMA	4.440	07/01/13	2,740
3,390,522		FNMA	4.760	10/01/13	3,491
1,341,312		FNMA	4.780	02/01/14	1,427
5,196,242		FNMA	4.440	04/01/14	5,512
1,493,033		FNMA	4.560	01/01/15	1,601
208,572		FNMA	7.500	02/01/15	228
574,482		FNMA	7.500	04/01/15	628
464,640		FNMA	7.500	04/01/15	497
48,636		FNMA	6.500	03/01/16	55
18,312		FNMA	6.500	04/01/16	21
420,292		FNMA	6.500	10/01/16	460
309,296		FNMA	6.500	11/01/16	339
3,246,019		FNMA	5.000	12/01/17	3,509
882,882		FNMA	6.500	02/01/18	967
2,315,902		FNMA	5.500	03/01/18	2,519
5,664,400		FNMA	5.500	04/01/18	6,162
484,767		FNMA	5.500	04/01/18	526
699,693		FNMA	6.500	04/01/18	766
174,655		FNMA	5.500	05/01/18	190
9,557,531		FNMA	4.500	12/01/18	10,227
291,471		FNMA	6.000	01/01/19	319
63,217		FNMA	6.000	02/01/19	69
5,642,447		FNMA	5.000	04/01/19	6,105
2,816,794		FNMA	4.500	06/01/19	3,013
3,924,012		FNMA	5.000	03/01/20	4,242
2,090,540		FNMA	5.500	07/01/20	2,288
1,345,041		FNMA	4.500	11/01/20	1,439
3,973,367		FNMA	5.000	12/01/20	4,297
5,995,018		FNMA	5.000	03/01/21	6,480
3,558,262		FNMA	5.500	08/01/21	3,862
3,839,405		FNMA	4.500	03/01/23	4,082
100,533		FNMA	8.000	03/01/23	118
8,690,987		FNMA	4.500	06/01/23	9,240
8,736,420		FNMA	5.000	07/01/23	9,384
7,169,867		FNMA	5.000	07/01/23	7,701

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 3,169,576		FNMA	5.000%	12/01/23	$3,418
930,400		FNMA	5.500	02/01/24	1,015
11,646,600		FNMA	4.000	05/01/24	12,160
1,801,132		FNMA	5.500	07/01/24	1,965
275,229		FNMA	8.000	07/01/24	322
3,468,943		FNMA	4.500	08/01/24	3,686
2,433,142		FNMA	5.500	08/01/24	2,654
16,424,130		FNMA	4.000	09/01/24	17,149
37,000,000	h	FNMA	4.000	07/25/41	38,538
22,000,000	h	FNMA	4.500	07/25/41	23,320
8,204,442		FNMA	5.000	10/01/25	8,833
61,018		FNMA	9.000	11/01/25	72
4,535,778		FNMA	6.500	07/01/32	5,162
245,106		FNMA	7.000	07/01/32	283
616,121		FNMA	7.000	07/01/32	712
5,640,258		FNMA	5.500	01/01/33	6,142
4,863,999		FNMA	6.000	01/01/33	5,341
838,516		FNMA	5.000	02/01/33	896
6,463,252		FNMA	4.500	03/25/33	6,830
3,389,388		FNMA	4.500	08/01/33	3,539
3,741,070		FNMA	5.000	08/01/33	3,998
6,160,819		FNMA	4.500	10/01/33	6,433
3,605,240		FNMA	5.000	10/01/33	3,853
2,096,840		FNMA	5.000	10/01/33	2,241
1,024,064		FNMA	5.000	10/01/33	1,094
27,926,389		FNMA	5.000	11/01/33	29,846
568,677		FNMA	5.000	11/01/33	608
6,429,830		FNMA	5.000	11/01/33	6,872
6,042,211		FNMA	5.000	11/01/33	6,458
5,173,802		FNMA	5.500	12/01/33	5,674
652,777		FNMA	5.500	12/01/33	711
1,930,056		FNMA	5.500	12/01/33	2,102
1,480,106		FNMA	5.000	03/01/34	1,582
3,755,774		FNMA	5.000	03/01/34	4,014
1,289,856		FNMA	5.000	03/01/34	1,379
9,853,094		FNMA	5.000	03/01/34	10,531
1,161,364		FNMA	5.000	03/01/34	1,241
4,642,018		FNMA	5.500	03/01/34	5,068
9,812,505		FNMA	5.000	04/01/34	10,483
36,951,820		FNMA	5.000	08/01/34	39,508
5,711,437		FNMA	6.000	08/01/34	6,336
2,639,225		FNMA	5.500	09/01/34	2,881
1,961,268		FNMA	5.500	09/01/34	2,141
1,716,599		FNMA	5.500	10/01/34	1,874
1,770,224		FNMA	5.500	10/01/34	1,933
1,892,133		FNMA	6.000	12/01/34	2,093
3,518,723		FNMA	5.500	01/01/35	3,830
39,246,894		FNMA	5.500	02/01/35	42,737
2,752,253		FNMA	5.500	04/01/35	3,005
3,689,537		FNMA	6.000	04/01/35	4,077
9,878,131		FNMA	4.500	05/01/35	10,315
12,982,227		FNMA	5.500	05/01/35	14,117
4,454,914		FNMA	6.000	05/01/35	4,922

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,175,168		FNMA	5.500%	06/01/35	$2,367
1,606,736		FNMA	5.500	06/01/35	1,748
3,210,402		FNMA	5.500	06/01/35	3,491
564,105		FNMA	5.500	06/01/35	613
619,402		FNMA	5.500	06/01/35	676
113,233		FNMA	7.500	06/01/35	132
1,406,596		FNMA	5.500	07/01/35	1,530
2,130,208		FNMA	6.000	07/01/35	2,351
5,604,213		FNMA	4.500	08/01/35	5,839
7,705,988		FNMA	5.000	08/01/35	8,227
8,578,463		FNMA	5.500	09/01/35	9,366
8,845,771		FNMA	5.000	10/01/35	9,444
4,539,548		FNMA	5.500	11/01/35	4,936
4,365,889	i	FNMA	2.380	02/01/36	4,588
8,520,385		FNMA	5.000	02/01/36	9,097
16,683,494		FNMA	6.000	03/01/36	18,387
2,713,533		FNMA	5.000	04/01/36	2,890
1,939,367	i	FNMA	6.040	07/01/36	2,014
3,376,244		FNMA	6.500	09/01/36	3,830
6,144,622		FNMA	6.000	12/01/36	6,772
6,096,852		FNMA	6.500	03/01/37	6,916
219,070		FNMA	6.500	03/01/37	248
4,113,232		FNMA	7.000	04/01/37	4,734
7,574,352		FNMA	6.500	08/01/37	8,591
2,422,799		FNMA	6.500	08/01/37	2,751
4,475,429		FNMA	6.000	09/01/37	4,987
5,047,230		FNMA	6.000	09/01/37	5,624
2,816,158		FNMA	6.000	09/01/37	3,138
3,749,320		FNMA	6.000	09/01/37	4,178
6,961,121		FNMA	6.500	09/01/37	7,887
6,549,144		FNMA	6.500	09/01/37	7,429
3,248,301		FNMA	6.500	09/01/37	3,680
5,584,408		FNMA	6.500	09/01/37	6,327
820,128		FNMA	6.500	09/01/37	930
10,489,829	i	FNMA	5.880	10/01/37	11,136
2,238,387		FNMA	7.000	11/01/37	2,576
530,850		FNMA	6.500	01/01/38	601
214,397		FNMA	6.500	02/01/38	243
3,241,182		FNMA	6.500	03/01/38	3,673
370,278		FNMA	6.500	03/01/38	420
1,090,412		FNMA	6.500	03/01/38	1,236
3,745,920		FNMA	5.000	04/01/38	3,986
7,126,425		FNMA	5.000	05/01/38	7,584
14,106,283		FNMA	6.000	07/01/38	15,520
25,000,000	h	FNMA	6.500	08/25/41	28,234
6,165,045	i	FNMA	4.940	10/01/38	6,581
25,533,846		FNMA	6.000	10/01/38	28,093
10,065,732		FNMA	4.500	01/01/39	10,442
6,221,153		FNMA	5.500	01/01/39	6,734
7,152,327		FNMA	6.000	01/01/39	7,862
5,577,218		FNMA	6.000	01/01/39	6,131
10,621,995		FNMA	4.500	02/01/39	11,019

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$18,694,807		FNMA	4.500%	02/01/39	$19,393
6,140,285		FNMA	5.500	02/01/39	6,646
9,921,014		FNMA	4.000	04/01/39	9,957
16,044,057		FNMA	4.500	05/01/39	16,628
12,783,702		FNMA	4.500	08/01/39	13,249
31,000,000		FNMA	4.000	02/25/40	30,499
46,000,000	h	FNMA	4.000	07/25/41	46,000
418,000,000	h	FNMA	5.500	07/25/41	451,964
245,000,000	h	FNMA	6.000	07/25/41	269,117
80,253,448		FNMA	4.500	09/01/40	83,148
54,250,859		FNMA	4.500	09/01/40	56,207
19,602,187		FNMA	4.000	11/01/40	19,630
31,897,649		FNMA	4.500	11/01/40	33,049
91,000,000	h	FNMA	4.500	07/25/41	94,142
171,000,000	h	FNMA	5.000	07/25/41	181,688
		Government National Mortgage Association (GNMA)
19,482		GNMA	9.000	06/15/16	22
4,216		GNMA	9.000	09/15/16	4
7,868		GNMA	9.000	09/15/16	9
11,923		GNMA	9.000	11/15/16	12
3,732		GNMA	9.000	12/15/16	4
8,423		GNMA	9.000	12/15/16	9
81,155		GNMA	9.500	12/15/16	94
34,928		GNMA	8.000	06/15/24	41
60,962		GNMA	8.500	11/20/30	74
69,338		GNMA	8.500	12/20/30	84
2,974,315		GNMA	5.500	07/15/33	3,293
1,411,141		GNMA	5.500	11/20/33	1,562
5,349,080		GNMA	5.500	03/20/35	5,919
3,149,224		GNMA	5.500	12/20/35	3,482
2,027,499		GNMA	6.000	10/20/36	2,249
2,160,273		GNMA	6.000	01/20/37	2,396
6,050,850		GNMA	6.000	02/20/37	6,702
5,961,689		GNMA	6.000	12/15/37	6,649
8,087,799		GNMA	5.000	04/15/38	8,777
165,000,000	h	GNMA	5.000	07/15/41	178,716
48,000,000	h	GNMA	5.500	07/15/41	52,815
10,154,907		GNMA	5.500	07/15/38	11,186
9,174,080		GNMA	5.500	07/20/38	10,094
2,912,479		GNMA	6.000	08/15/38	3,247
3,007,104		GNMA	6.000	08/20/38	3,326
3,938,683		GNMA	6.500	11/20/38	4,447
11,938,377		GNMA	4.500	03/15/39	12,650
13,723,621		GNMA	4.500	05/15/39	14,541
6,500,727		GNMA	5.000	06/15/39	7,083
5,750,157		GNMA	5.000	06/15/39	6,265
15,113,886		GNMA	4.500	07/20/39	15,949
4,807,872		GNMA	5.000	07/20/39	5,228
5,541,156		GNMA	4.000	08/15/39	5,656
1,781,829		GNMA	4.000	11/20/39	1,869
163,000,000	h	GNMA	4.500	07/15/41	172,016
40,000,000	h	GNMA	6.000	07/15/41	44,562

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$50,000,000	h	GNMA	5.000%	07/20/41	$54,227
130,000,000	h	GNMA	4.000	07/15/41	132,417
43,000,000	h	GNMA	4.500	07/20/41	45,251
10,179,986		GNMA	6.230	09/15/43	10,753
7,916,665		GNMA	6.500	01/15/44	8,599
3,326,738		National Credit Union Administration	1.840	10/07/20	3,364

		TOTAL MORTGAGE BACKED			3,821,271

MUNICIPAL BONDS - 0.6%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,154
13,000,000		Grant County Public Utility District No 2	5.630	01/01/27	13,478
13,000,000		Long Island Power Authority	5.850	05/01/41	12,611
16,100,000		State of California	7.630	03/01/40	18,534
15,250,000		State of Illinois	6.730	04/01/35	15,241
15,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,293

		TOTAL MUNICIPAL BONDS			76,311

U.S. TREASURY SECURITIES - 17.0%
345,372,000		United States Treasury Bond	8.000	11/15/21	491,777
22,000,000		United States Treasury Bond	6.380	08/15/27	28,490
49,175,000		United States Treasury Bond	5.250	02/15/29	56,743
111,861,000		United States Treasury Bond	5.380	02/15/31	131,105
677,000		United States Treasury Bond	4.500	02/15/36	700
91,855,000		United States Treasury Bond	3.500	02/15/39	78,880
51,070,000		United States Treasury Bond	3.880	08/15/40	46,761
38,780,000		United States Treasury Bond	4.750	02/15/41	41,222
25,000,000		United States Treasury Bond	4.380	05/15/41	24,961
11,329,100	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	12,591
16,650,000		United States Treasury Note	1.880	06/15/12	16,911
5,410,000		United States Treasury Note	0.630	06/30/12	5,431
6,477,000		United States Treasury Note	1.380	10/15/12	6,566
102,500,000		United States Treasury Note	1.380	11/15/12	103,977
24,690,000		United States Treasury Note	0.630	01/31/13	24,787
30,940,000		United States Treasury Note	1.130	06/15/13	31,340
8,435,000		United States Treasury Note	0.750	08/15/13	8,480
25,195,000		United States Treasury Note	3.130	08/31/13	26,614
12,650,000		United States Treasury Note	0.750	09/15/13	12,710
81,829,000		United States Treasury Note	3.130	09/30/13	86,560
3,835,000		United States Treasury Note	0.500	10/15/13	3,829
62,337,000		United States Treasury Note	2.750	10/31/13	65,454
68,179,000		United States Treasury Note	2.000	11/30/13	70,448
6,467,000		United States Treasury Note	2.250	05/31/14	6,741
10,000		United States Treasury Note	0.750	06/15/14	10
22,415,000		United States Treasury Note	2.130	11/30/14	23,249
45,524,000		United States Treasury Note	2.500	04/30/15	47,743
147,421,000		United States Treasury Note	2.130	05/31/15	152,397
37,717,000		United States Treasury Note	1.880	06/30/15	38,601
70,952,000		United States Treasury Note	1.750	07/31/15	72,155
100,332,500		United States Treasury Note	1.250	09/30/15	99,682
18,485,000		United States Treasury Note	1.250	10/31/15	18,329
300,000		United States Treasury Note	2.630	02/29/16	314
9,900,000		United States Treasury Note	2.250	03/31/16	10,182
9,800,000		United States Treasury Note	2.380	03/31/16	10,139

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$97,660,000		United States Treasury Note	1.750%	05/31/16	$97,812
10,000,000		United States Treasury Note	3.130	10/31/16	10,630
7,300,000		United States Treasury Note	2.880	03/31/18	7,520
92,420,000		United States Treasury Note	2.380	05/31/18	91,929
319,500		United States Treasury Note	2.630	11/15/20	308
31,456,000		United States Treasury Note	3.130	05/15/21	31,368
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	12,537

		TOTAL U.S. TREASURY SECURITIES			2,107,983

		TOTAL GOVERNMENT BONDS			7,958,551

		(Cost $7,739,167)

STRUCTURED ASSETS - 6.1%

ASSET BACKED - 1.5%
4,950,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	5,024
		Series - 2010 3 (Class C)
5,350,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	5,347
		Series - 2011 1 (Class C)
74,236	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,450,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,466
		Series - 2010 5A (Class A)
2,360,274	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	1,370
		Series - 2004 2 (Class 1M1)
1,180,137	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	532
		Series - 2004 2 (Class 1M2)
927,250	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	254
		Series - 2004 2 (Class 1B)
2,963,126		CIT Group Home Equity Loan Trust	6.200	02/25/30	2,997
		Series - 2002 1 (Class AF6)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	109
		Series - 2002 2 (Class MF2)
8,444		CIT Group Home Equity Loan Trust	6.830	06/25/33	0^
		Series - 2002 2 (Class BF)
9,142,581		Citicorp Mortgage Securities, Inc	5.710	07/25/36	9,197
		Series - 2006 1 (Class A3)
2,078,609		Citicorp Mortgage Securities, Inc	5.560	09/25/36	2,084
		Series - 2006 2 (Class A3)
1,153,380	i	Countrywide Asset-Backed Certificates	0.670	05/25/36	1,079
		Series - 2004 AB2 (Class A3)
6,029,226	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	5,886
		Series - 2006 15 (Class A2)
614,106	i	Countrywide Home Equity Loan Trust	0.410	02/15/29	391
		Series - 2004 B (Class 1A)
3,699,127	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	3,611
		Series - 2007 MX1 (Class A1)
1,420,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	1,470
		Series - 2011 LC1A (Class B)
5,525,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	5,279
		Series - 2011 LC1A (Class C)
16,432,229	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	15,418
		Series - 2007 1A (Class AF3)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,725,000		Ford Credit Auto Owner Trust	3.210%	07/15/17	$2,760
		Series - 2011 A (Class D)
1,492,909		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,463
		Series - 2006 HLTV (Class A3)
2,600,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	2,083
		Series - 2006 HLTV (Class A4)
508		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	1
		Series - 2007 1 (Class A1F)
3,540,721	i	Irwin Home Equity Corp	0.570	02/25/34	3,023
		Series - 2005 A (Class A3)
22,732,565		Lehman XS Trust	6.500	06/25/46	13,125
		Series - 2006 13 (Class 2A1)
1,666,254	i	Morgan Stanley ABS Capital I	0.270	01/25/37	1,622
		Series - 2007 HE2 (Class A2A)
2,886,016	i	Park Place Securities, Inc	0.820	09/25/34	2,614
		Series - 2004 WHQ1 (Class M1)
44,144	i	Renaissance Home Equity Loan Trust	0.630	08/25/33	41
		Series - 2003 2 (Class A)
8,025,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	3,876
		Series - 2006 3 (Class AF3)
9,169,572	i	Residential Asset Mortgage Products, Inc	0.810	11/25/34	7,453
		Series - 2004 RS11 (Class M1)
490,838	i	Residential Asset Securities Corp	6.490	10/25/30	438
		Series - 2001 KS2 (Class AI6)
2,676,134	i	Residential Asset Securities Corp	0.620	04/25/35	2,378
		Series - 2005 KS3 (Class M3)
1,935,468		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	1,911
		Series - 2006 HI5 (Class A2)
13,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	11,622
		Series - 2006 HI5 (Class A3)
3,923,161		Residential Funding Mortgage Securities II, Inc	5.450	08/25/34	3,164
		Series - 2005 HI1 (Class A5)
5,540,459		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	5,201
		Series - 2006 HI3 (Class A3)
2,500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	2,198
		Series - 2006 HI1 (Class M1)
350,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	275
		Series - 2006 HI1 (Class M2)
26,714,650		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	24,154
		Series - 2006 HI4 (Class A3)
2,971,354	i	Securitized Asset Backed Receivables LLC Trust	0.340	03/25/36	2,804
		Series - 2006 NC2 (Class A2)
6,000,000	g,m	SLM Student Loan Trust	4.370	04/17/28	6,217
		Series - 2011 A (Class A2)
2,000,000	g,m	SLM Student Loan Trust	3.740	02/15/29	1,999
		Series - 2011 B (Class A2)
8,404,831	i	Soundview Home Equity Loan Trust	0.300	10/25/36	8,220
		Series - 2006 EQ1 (Class A2)
8,585,000	g	Vornado DP LLC	5.280	09/13/28	8,141
		Series - 2010 VNO (Class C)
1,365,594	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	1,127
		Series - 2006 N1 (Class N1)
2,916,490	g,i	Wachovia Loan Trust	0.550	05/25/35	2,355
		Series - 2005 SD1 (Class A)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,289,443	i	Wells Fargo Home Equity Trust	0.330%	07/25/36	$2,890
		Series - 2006 2 (Class A3)
540,000		World Financial Network Credit Card Master Trust	5.200	04/15/19	575
		Series - 2010 A (Class M)
5,000,000		World Financial Network Credit Card Master Trust	6.750	04/15/19	5,495
		Series - 2010 A (Class B)

		TOTAL ASSET BACKED			190,739

OTHER MORTGAGE BACKED - 4.6%
7,314,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	6,609
		Series - 2005 3 (Class AJ)
6,410,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	6,866
		Series - 2006 6 (Class A4)
10,500,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	10,434
		Series - 2006 4 (Class AM)
9,773,000	i	Banc of America Commercial Mortgage, Inc	5.820	04/10/49	10,559
		Series - 2007 2 (Class A4)
326,674		Bank of America Alternative Loan Trust	5.500	09/25/19	326
		Series - 2004 8 (Class 3A1)
5,312,809		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	4,758
		Series - 2005 AC2 (Class 1A)
3,570,153		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	3,843
		Series - 2006 PW14 (Class A4)
6,800,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	6,904
		Series - 2006 PW13 (Class AM)
6,375,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	6,317
		Series - 2006 T24 (Class AM)
725,000	i	Bear Stearns Commercial Mortgage Securities	4.980	07/11/42	777
		Series - 2004 PWR5 (Class A5)
10,445,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	11,169
		Series - 2004 T16 (Class A6)
1,290,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	1,401
		Series - 2007 PW17 (Class A4)
2,695,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	2,929
		Series - 2007 PW18 (Class A4)
2,874,504		Chase Mortgage Finance Corp	5.500	10/25/35	2,842
		Series - 2005 S2 (Class A24)
9,330,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	9,214
		Series - 2007 C9 (Class AM)
4,724,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	5,189
		Series - 2007 C9 (Class A4)
6,402,440		Countrywide Alternative Loan Trust	5.500	08/25/16	6,295
		Series - 2004 30CB (Class 1A15)
5,458,984		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	5,190
		Series - 2005 6 (Class 1A10)
3,308,466		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	3,255
		Series - 2005 12 (Class 1A5)
2,259,526		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	2,236
		Series - 2005 J3 (Class 1A1)
5,096,554	g,i	Credit Suisse Mortgage Capital Certificates	0.370	04/15/22	4,728
		Series - 2007 TF2A (Class A1)
14,450,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	13,979
		Series - 2009 RR1 (Class A3C)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$3,700,000		CS First Boston Mortgage Securities Corp	4.050%	05/15/38	$3,793
		Series - 2003 C3 (Class B)
9,863,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	10,715
		Series - 2005 C5 (Class A4)
2,710,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,594
		Series - 2005 C5 (Class AJ)
790,650		First Horizon Asset Securities, Inc	5.500	11/25/33	792
		Series - 2003 9 (Class 1A4)
6,523,402	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	6,577
		Series - 2003 AR1 (Class A5)
28,454,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	29,237
		Series - 2006 GG7 (Class AM)
15,180,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	16,284
		Series - 2007 GG9 (Class A4)
22,572,248		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	24,222
		Series - 2007 GG11 (Class A4)
6,410,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	6,966
		Series - 2006 GG6 (Class A4)
14,435,000		GS Mortgage Securities Corp II	5.560	11/10/39	15,642
		Series - 2006 GG8 (Class A4)
8,762,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	8,659
		Series - 2010 C1 (Class B)
4,670,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	4,472
		Series - 2010 C2 (Class C)
5,910,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	5,867
		Series - 2010 C2 (Class B)
2,567,131	i	GSR Mortgage Loan Trust	2.800	01/25/36	2,419
		Series - 2006 AR1 (Class 2A2)
1,209,141	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.370	02/15/20	1,173
		Series - 2006 FL1A (Class A2)
1,290,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	1,278
		Series - 2010 C2 (Class B)
2,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	2,431
		Series - 2010 C2 (Class C)
11,025,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	11,187
		Series - 2006 LDP8 (Class AM)
9,690,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	8,855
		Series - 2006 LDP8 (Class AJ)
6,455,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.250	07/15/46	5,985
		Series - 2011 C4 (Class C)
14,695,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	15,647
		Series - 2006 LDP9 (Class A3)
5,102,186		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	5,453
		Series - 2007 CB18 (Class A4)
10,400,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	11,216
		Series - 2007 LD11 (Class A4)
3,170,799	i	JP Morgan Mortgage Trust	4.290	04/25/35	3,137
		Series - 2005 A2 (Class 5A1)
3,774,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	4,032
		Series - 2005 C1 (Class A4)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	8,100
		Series - 2005 C2 (Class A5)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$17,500,000		LB-UBS Commercial Mortgage Trust	5.420%	02/15/40	$18,861
		Series - 2007 C1 (Class A4)
12,325,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	13,136
		Series - 2007 C2 (Class A3)
12,800,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	12,440
		Series - 2007 C1 (Class AM)
2,594,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,814
		Series - 2007 C6 (Class A4)
3,506,422		MASTR Asset Securitization Trust	5.000	05/25/35	3,523
		Series - 2005 1 (Class 2A5)
3,729,128	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	3,866
		Series - 2005 CIP1 (Class AM)
2,500,000	i	Merrill Lynch Mortgage Trust	5.860	05/12/39	2,764
		Series - 2006 C1 (Class A4)
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	5,129
		Series - 2006 1 (Class A4)
12,565,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	13,394
		Series - 2006 4 (Class A3)
13,200,000	i	Morgan Stanley Capital I	5.450	02/12/44	14,211
		Series - 2007 HQ11 (Class A4)
6,710,000		Morgan Stanley Capital I	5.360	03/15/44	7,120
		Series - 2007 IQ13 (Class A4)
3,000,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	3,079
		Series - 2011 C1 (Class B)
9,770,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	9,289
		Series - 2011 C1 (Class C)
6,760,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	6,150
		Series - 2011 C1 (Class D)
3,075,000	i	Morgan Stanley Capital I	5.540	11/12/49	3,129
		Series - 2007 T25 (Class AM)
3,075,000		Morgan Stanley Capital I	4.770	07/15/56	2,984
		Series - 0 IQ9 (Class AJ)
6,714,000	g,i	RBSCF Trust	4.830	04/15/24	6,943
		Series - 2010 MB1 (Class D)
8,811,794		Residential Accredit Loans, Inc	6.000	06/25/36	5,450
		Series - 2006 QS7 (Class A3)
9,021,519	i	Residential Accredit Loans, Inc	0.380	05/25/46	5,662
		Series - 2006 QO5 (Class 2A1)
5,353,972	i	Residential Funding Mortgage Securities I, Inc	3.000	08/25/35	4,753
		Series - 2005 SA3 (Class 2A1)
1,763,634	i	Structured Adjustable Rate Mortgage Loan Trust	0.570	03/25/35	1,696
		Series - 2005 6XS (Class A3)
11,928	i	Structured Adjustable Rate Mortgage Loan Trust	5.620	07/25/36	12
		Series - 2006 6 (Class 2A1)
9,530,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	8,617
		Series - 2007 C30 (Class AM)
22,102,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	22,920
		Series - 2006 C26 (Class AM)
3,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	3,039
		Series - 2007 C34 (Class AM)
7,595,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	7,960
		Series - 2007 C31 (Class A5)
3,660,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	3,614
		Series - 2006 C29 (Class AM)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$23,255,000	i	Wachovia Bank Commercial Mortgage Trust	5.370%	11/15/48	$19,648
		Series - 2006 C29 (Class AJ)
6,125,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	6,664
		Series - 2007 C33 (Class A4)
6,565,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	7,075
		Series - 2007 C33 (Class A5)
2,980,335	i	Wells Fargo Mortgage Backed Securities Trust	5.400	03/25/36	2,991
		Series - 2006 AR1 (Class 2A2)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	4,814
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			576,300

		TOTAL STRUCTURED ASSETS			767,039

		(Cost $758,911)

		TOTAL BONDS			12,173,861

		(Cost $11,806,480)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
470,597	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	1,388
1,527,061	*	Federal National Mortgage Association	8.250	12/30/49	3,283

		TOTAL BANKS			4,671

		TOTAL PREFERRED STOCKS			4,671

		(Cost $49,941)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 17.0%
GOVERNMENT AGENCY DEBT - 11.8%
	Federal Home Loan Bank (FHLB)
$95,822,000	FHLB	0.020	07/05/11	95,822
10,500,000	FHLB	0.040	07/06/11	10,500
172,000,000	FHLB	0.030	07/11/11	171,999
203,011,000	FHLB	0.010	07/12/11	203,010
203,000,000	FHLB	0.035	07/13/11	202,997
50,000,000	FHLB	0.020	07/15/11	50,000
95,482,000	FHLB	0.010	07/18/11	95,481
41,491,000	FHLB	0.020	07/19/11	41,491
175,579,000	FHLB	0.020	07/20/11	175,577
51,235,000	FHLB	0.020	07/21/11	51,234
50,000,000	FHLB	0.020	08/02/11	49,999
	Federal Home Loan Mortgage Corp (FHLMC)
70,150,000	FHLMC	0.020	07/11/11	70,150
35,700,000	FHLMC	0.030	07/13/11	35,700
50,000,000	FHLMC	0.050	07/27/11	49,998
100,000,000	FHLMC	0.040	08/01/11	99,997
21,300,000	FHLMC	0.050	08/08/11	21,299
	Federal National Mortgage Association (FNMA)
27,238,000	FNMA	0.040	07/25/11	27,237
10,000,000	FNMA	0.055	08/10/11	9,999

	TOTAL GOVERNMENT AGENCY DEBT			1,462,490

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 5.2%
$288,000,000	United States Treasury Bill	0.051%	07/14/11	$287,993
50,000,000	United States Treasury Bill	0.083	08/18/11	49,994
50,000,000	United States Treasury Bill	0.096	09/15/11	49,998
50,000,000	United States Treasury Bill	0.065	11/10/11	49,989
100,000,000	United States Treasury Bill	0.050	11/25/11	99,970
12,000,000	United States Treasury Bill	0.301	12/15/11	11,996
100,000,000	United States Treasury Bill	0.076	12/22/11	99,958

	TOTAL TREASURY DEBT			649,898

	TOTAL SHORT-TERM INVESTMENTS			2,112,388

	(Cost $2,112,381)

	TOTAL INVESTMENTS - 115.2%			14,307,913
	(Cost $13,985,788)
	OTHER ASSETS & LIABILITIES, NET - (15.2)%			(1,884,775)

	NET ASSETS - 100.0%			$12,423,138

*	Non-income producing.
^	Amount represents less than $1,000.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $1,025,664,000 or 8.3% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default
o	Payment in Kind Bond

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS - 99.0%

U.S. TREASURY SECURITIES - 99.0%
$341,257,475	k	United States Treasury Inflation Indexed Bonds	3.000%	07/15/12	$356,081
197,712,806	k	United States Treasury Inflation Indexed Bonds	0.630	04/15/13	203,536
352,724,070	k	United States Treasury Inflation Indexed Bonds	1.880	07/15/13	374,769
347,244,891	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/14	374,102
235,129,037	k	United States Treasury Inflation Indexed Bonds	1.250	04/15/14	249,439
313,941,458	k	United States Treasury Inflation Indexed Bonds	2.000	07/15/14	342,368
297,847,009	k	United States Treasury Inflation Indexed Bonds	1.630	01/15/15	323,071
223,911,922	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	233,533
281,606,472	k	United States Treasury Inflation Indexed Bonds	1.880	07/15/15	310,515
269,009,480	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	298,979
194,266,090	k	United States Treasury Inflation Indexed Bonds	0.130	04/15/16	198,652
272,317,142	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	311,633
229,478,759	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/17	261,785
223,495,580	k	United States Treasury Inflation Indexed Bonds	2.630	07/15/17	259,988
229,746,287	k	United States Treasury Inflation Indexed Bonds	1.630	01/15/18	252,649
216,474,900	k	United States Treasury Inflation Indexed Bonds	1.380	07/15/18	235,044
214,174,895	k	United States Treasury Inflation Indexed Bonds	2.130	01/15/19	243,356
232,737,310	k	United States Treasury Inflation Indexed Bonds	1.880	07/15/19	260,284
256,107,666	k	United States Treasury Inflation Indexed Bonds	1.380	01/15/20	274,636
276,973,648	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	292,986
330,411,390	k	United States Treasury Inflation Indexed Bonds	1.130	01/15/21	343,112
387,406,204	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/25	445,275
268,301,411	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	293,161
219,322,467	k	United States Treasury Inflation Indexed Bonds	2.380	01/15/27	250,096
202,966,703	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	212,386
282,253,476	k	United States Treasury Inflation Indexed Bonds	3.630	04/15/28	371,671
195,218,584	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	226,728
299,399,931	k	United States Treasury Inflation Indexed Bonds	3.880	04/15/29	410,248
87,739,261	k	United States Treasury Inflation Indexed Bonds	3.380	04/15/32	116,069
164,009,601	k	United States Treasury Inflation Indexed Bonds	2.130	02/15/40	178,476
121,161,220	k	United States Treasury Inflation Indexed Bonds	2.130	02/15/41	131,640

		TOTAL U.S. TREASURY SECURITIES			8,636,268

		TOTAL GOVERNMENT BONDS			8,636,268

		(Cost $7,918,663)

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE (000)

	TOTAL INVESTMENTS - 99.0%	$8,636,268
	(Cost $7,918,663)
	OTHER ASSETS & LIABILITIES, NET - 1.0%	85,757

	NET ASSETS - 100.0%	$8,722,025

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

BONDS - 39.3%

CORPORATE BONDS - 8.7%

AUTOMOBILES & COMPONENTS - 0.1%
$2,350,000		BorgWarner, Inc	4.630%	09/15/20	$2,395
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,453

		TOTAL AUTOMOBILES & COMPONENTS			5,848

BANKS - 1.3%
14,090,000	g	Bank of Nova Scotia	1.650	10/29/15	13,849
5,000,000		BB&T Corp	3.380	09/25/13	5,212
5,000,000		BB&T Corp	3.850	07/27/27	5,164
6,900,000		Comerica, Inc	3.000	09/16/15	6,955
8,800,000	g	Depfa ACS Bank	5.130	03/16/37	6,116
2,375,000		Discover Bank	7.000	04/15/20	2,638
8,750,000		First Horizon National Corp	5.380	12/15/15	9,309
5,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	5,511
3,000,000		First Union National Bank of Florida	6.180	02/15/36	3,326
1,500,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	1,509
10,400,000		Manufacturers & Traders Trust Co	6.630	12/04/17	11,945
4,644,000	i	Manufacturers & Traders Trust Co	5.590	12/28/20	4,591
6,076,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	6,012
5,000,000		Mercantile Bankshares Corp	4.630	04/15/13	5,247
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	1,272
6,100,000		Northern Trust Corp	4.630	05/01/14	6,662
5,000,000		PNC Funding Corp	3.630	02/08/15	5,266
5,000,000		PNC Funding Corp	5.130	02/08/20	5,353
4,650,000	e	SVB Financial Group	5.380	09/15/20	4,672
4,900,000		US Bancorp	2.000	06/14/13	5,006
3,000,000		US Bancorp	4.950	10/30/14	3,283
5,000,000		US Bancorp	2.880	11/20/14	5,236
2,500,000		USB Capital XIII Trust	6.630	12/15/39	2,570
1,370,000		Wachovia Bank NA	4.880	02/01/15	1,471
5,000,000		Webster Bank	5.880	01/15/13	5,137
5,000,000		Wells Fargo & Co	4.750	02/09/15	5,348
4,000,000		Zions Bancorporation	7.750	09/23/14	4,386

		TOTAL BANKS			143,046

CAPITAL GOODS - 0.4%
8,200,000		Caterpillar, Inc	1.380	05/27/14	8,233
5,330,000		Caterpillar, Inc	5.200	05/27/41	5,331
5,000,000		Danaher Corp	1.300	06/23/14	4,997
5,000,000		Danaher Corp	2.300	06/23/16	4,996
1,800,000		Deere & Co	5.380	10/16/29	1,909

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$4,340,000		Deere & Co	8.100%	05/15/30	$5,914
5,155,000		Pall Corp	5.000	06/15/20	5,321
5,000,000		Pentair, Inc	5.000	05/15/21	4,993
5,000,000		Timken Co	6.000	09/15/14	5,529

		TOTAL CAPITAL GOODS			47,223

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
5,000,000		Howard Hughes Medical Institute	3.450	09/01/14	5,320
2,730,000		Waste Management, Inc	4.600	03/01/21	2,786

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			8,106

CONSUMER DURABLES & APPAREL - 0.3%
7,500,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	7,628
3,150,000		Masco Corp	7.130	03/15/20	3,224
2,500,000		Whirlpool Corp	8.000	05/01/12	2,641
1,100,000		Whirlpool Corp	8.600	05/01/14	1,282
9,750,000	i	Xerox Corp	1.080	05/16/14	9,797
2,500,000		Xerox Corp	4.500	05/15/21	2,473

		TOTAL CONSUMER DURABLES & APPAREL			27,045

CONSUMER SERVICES - 0.3%
2,000,000		American National Red Cross	5.390	11/15/12	2,022
4,000,000		American National Red Cross	5.570	11/15/17	3,982
5,000,000		Andrew W Mellon Foundation	3.950	08/01/14	5,385
1,250,000		McDonald’s Corp	5.000	02/01/19	1,389
4,000,000		McDonald’s Corp	3.500	07/15/20	3,997
7,550,000		Nature Conservancy	6.300	07/01/19	8,505
5,145,000		Salvation Army	5.640	09/01/26	5,237

		TOTAL CONSUMER SERVICES			30,517

DIVERSIFIED FINANCIALS - 0.7%
1,675,000		American Express Co	7.000	03/19/18	1,971
3,325,000		American Express Co	8.130	05/20/19	4,215
2,200,000		Ameriprise Financial, Inc	5.300	03/15/20	2,358
3,400,000		Bank of New York Mellon Corp	4.300	05/15/14	3,675
5,000,000		Bank of New York Mellon Corp	3.100	01/15/15	5,209
5,000,000		Bank of New York Mellon Corp	2.950	06/18/15	5,161
2,675,000		Bank of New York Mellon Corp	5.450	05/15/19	2,967
5,000,000		BlackRock, Inc	4.250	05/24/21	4,917
5,000,000		Capital One Bank USA NA	8.800	07/15/19	6,136
3,500,000		Capital One Capital V	8.880	05/15/40	3,610
4,000,000		Capital One Financial Corp	5.700	09/15/11	4,040
5,900,000		Ford Motor Credit Co LLC	7.000	04/15/15	6,373
4,950,000		Ford Motor Credit Co LLC	5.000	05/15/18	4,933
1,940,000		Franklin Resources, Inc	3.130	05/20/15	2,020
4,155,000		John Deere Capital Corp	2.250	06/07/16	4,152
7,000,000		NASDAQ OMX Group, Inc	2.500	08/15/13	7,026
3,000,000		State Street Corp	4.300	05/30/14	3,244

		TOTAL DIVERSIFIED FINANCIALS			72,007

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

ENERGY - 0.6%
$5,000,000		Apache Corp	5.250%	04/15/13	$5,387
5,500,000		Apache Corp	5.100	09/01/40	5,283
1,750,000		Chesapeake Energy Corp	6.500	08/15/17	1,851
1,500,000		Chesapeake Energy Corp	6.630	08/15/20	1,579
2,630,000		Chesapeake Energy Corp	6.130	02/15/21	2,663
2,500,000		Devon Energy Corp	6.300	01/15/19	2,940
5,000,000		Diamond Offshore Drilling, Inc	4.880	07/01/15	5,442
5,000,000		EOG Resources, Inc	2.950	06/01/15	5,148
3,000,000		EOG Resources, Inc	4.100	02/01/21	2,963
5,000,000		EQT Corp	8.130	06/01/19	6,116
2,500,000		Hess Corp	8.130	02/15/19	3,163
4,000,000		Hess Corp	6.000	01/15/40	4,140
2,000,000		Hess Corp	5.600	02/15/41	1,955
1,526,000		Marathon Oil Corp	5.900	03/15/18	1,729
1,870,000	g	Marathon Petroleum Corp	3.500	03/01/16	1,917
2,500,000		Noble Energy, Inc	8.250	03/01/19	3,197
5,000,000		SEACOR Holdings, Inc	7.380	10/01/19	5,489
1,325,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	1,353

		TOTAL ENERGY			62,315

FOOD & STAPLES RETAILING - 0.1%
4,100,000		Safeway, Inc	3.950	08/15/20	3,987
2,500,000		Sysco Corp	6.630	03/17/39	3,064

		TOTAL FOOD & STAPLES RETAILING			7,051

FOOD, BEVERAGE & TOBACCO - 0.3%
5,900,000		Coca-Cola Enterprises, Inc	1.130	11/12/13	5,894
1,100,000		General Mills, Inc	5.650	02/15/19	1,242
1,600,000	g	HJ Heinz Finance Co	7.130	08/01/39	1,900
2,500,000		Kellogg Co	4.150	11/15/19	2,577
4,900,000		Kellogg Co	4.000	12/15/20	4,893
5,000,000		Kraft Foods, Inc	2.630	05/08/13	5,144
5,000,000		Kraft Foods, Inc	6.500	02/09/40	5,554
2,500,000		PepsiCo, Inc	0.880	10/25/13	2,499
5,000,000		PepsiCo, Inc	2.500	05/10/16	5,053
428,000		PepsiCo, Inc	7.900	11/01/18	552

		TOTAL FOOD, BEVERAGE & TOBACCO			35,308

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
4,000,000		Becton Dickinson & Co	5.000	05/15/19	4,369
2,000,000		Becton Dickinson & Co	6.000	05/15/39	2,219
3,500,000		Medtronic, Inc	4.750	09/15/15	3,887
2,650,000		Medtronic, Inc	4.450	03/15/20	2,771
2,500,000		Medtronic, Inc	6.500	03/15/39	2,967
5,000,000		Providence Health & Services	5.050	10/01/14	5,466

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,679

INSURANCE - 0.4%
2,500,000		Aflac, Inc	6.900	12/17/39	2,616
3,500,000		Cincinnati Financial Corp	6.130	11/01/34	3,391
3,400,000	e	Genworth Financial, Inc	7.200	02/15/21	3,402
4,150,000		Lincoln National Corp	4.300	06/15/15	4,370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$2,000,000		Markel Corp	6.800%	02/15/13	$2,143
2,500,000		Markel Corp	7.130	09/30/19	2,855
7,500,000		Markel Corp	5.350	06/01/21	7,354
5,300,000		Markel Corp	7.350	08/15/34	5,924
2,500,000	g	Principal Life Global Funding I	5.130	10/15/13	2,673
3,000,000		Progressive Corp	6.380	01/15/12	3,095
5,000,000		Protective Life Corp	7.380	10/15/19	5,685
2,000,000		Travelers Cos, Inc	5.900	06/02/19	2,221

		TOTAL INSURANCE			45,729

MATERIALS - 0.5%
2,500,000		3M Co	6.380	02/15/28	2,892
3,335,000		Air Products & Chemicals, Inc	4.380	08/21/19	3,485
2,800,000		Airgas, Inc	4.500	09/15/14	2,998
3,650,000		Alcoa, Inc	5.400	04/15/21	3,661
1,000,000		Ball Corp	6.750	09/15/20	1,061
1,144,000		Bemis Co, Inc	4.880	04/01/12	1,176
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,100
4,000,000		Bemis Co, Inc	6.800	08/01/19	4,608
5,000,000		Cliffs Natural Resources, Inc	6.250	10/01/40	4,934
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,466
2,650,000		International Paper Co	7.300	11/15/39	2,883
5,000,000		MeadWestvaco Corp	7.380	09/01/19	5,591
5,000,000		Praxair, Inc	4.380	03/31/14	5,401
2,500,000		Praxair, Inc	5.250	11/15/14	2,808
5,000,000		Praxair, Inc	4.500	08/15/19	5,312
		TOTAL MATERIALS			50,376

MEDIA - 0.3%
3,500,000		Time Warner Cable, Inc	3.500	02/01/15	3,651
3,200,000		Time Warner Cable, Inc	8.750	02/14/19	4,077
3,900,000		Time Warner Cable, Inc	8.250	04/01/19	4,864
5,000,000		Time Warner Cable, Inc	5.000	02/01/20	5,195
5,000,000		Time Warner Cable, Inc	4.130	02/15/21	4,833
3,500,000		Time Warner Cable, Inc	6.550	05/01/37	3,718
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	5,630

		TOTAL MEDIA			31,968

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
3,100,000		Abbott Laboratories	2.700	05/27/15	3,223
2,500,000		Agilent Technologies, Inc	2.500	07/15/13	2,545
4,900,000		Gilead Sciences, Inc	4.500	04/01/21	4,908
10,000,000	i	Johnson & Johnson	0.350	05/15/14	10,023
4,600,000	e	Johnson & Johnson	2.150	05/15/16	4,611
4,600,000		Johnson & Johnson	4.500	09/01/40	4,210
8,080,000		Life Technologies Corp	3.500	01/15/16	8,264
5,000,000		Merck & Co, Inc	2.250	01/15/16	5,018
5,000,000		Merck & Co, Inc	3.880	01/15/21	4,963

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,765

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

REAL ESTATE - 0.4%
$1,000,000		AMB Property LP	7.630%	08/15/14	$1,139
3,080,000		Boston Properties LP	4.130	05/15/21	2,942
5,000,000		Brandywine Operating Partnership LP	7.500	05/15/15	5,735
1,400,000		Federal Realty Investment Trust	5.900	04/01/20	1,534
3,490,000		HCP, Inc	3.750	02/01/16	3,549
5,500,000		Health Care REIT, Inc	3.630	03/15/16	5,535
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,473
2,500,000		Kilroy Realty Corp	5.000	11/03/15	2,606
3,400,000		Kilroy Realty LP	4.800	07/15/18	3,343
3,000,000		Washington Real Estate Investment Trust	5.130	03/15/13	3,084
1,330,000		Washington Real Estate Investment Trust	5.350	05/01/15	1,443
7,500,000		Washington Real Estate Investment Trust	4.950	10/01/20	7,627

		TOTAL REAL ESTATE			42,010

RETAILING - 0.2%
5,000,000		AutoZone, Inc	5.750	01/15/15	5,577
3,750,000		Gap, Inc	5.950	04/12/21	3,603
3,050,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	3,424
5,095,000		O’Reilly Automotive, Inc	4.880	01/14/21	5,120
500,000		Staples, Inc	9.750	01/15/14	595

		TOTAL RETAILING			18,319

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
7,500,000		Texas Instruments, Inc	2.380	05/16/16	7,502

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,502

SOFTWARE & SERVICES - 0.1%
5,000,000		Adobe Systems, Inc	3.250	02/01/15	5,210
5,000,000		International Business Machines Corp	1.000	08/05/13	5,014
3,550,000		Symantec Corp	2.750	09/15/15	3,517

		TOTAL SOFTWARE & SERVICES			13,741

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
666,000		Cisco Systems, Inc	2.900	11/17/14	701
1,955,000		Hewlett-Packard Co	4.500	03/01/13	2,070
3,750,000	e	Hewlett-Packard Co	2.650	06/01/16	3,766
2,030,000		Hewlett-Packard Co	3.750	12/01/20	1,974
5,000,000		Xerox Corp	8.250	05/15/14	5,867
2,500,000		Xerox Corp	4.250	02/15/15	2,662

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			17,040

TELECOMMUNICATION SERVICES - 0.0%
1,265,000		Sprint Capital Corp	8.380	03/15/12	1,316
3,235,000		Sprint Nextel Corp	6.000	12/01/16	3,231

		TOTAL TELECOMMUNICATION SERVICES			4,547

TRANSPORTATION - 0.6%
1,440,000		CSX Corp	6.150	05/01/37	1,542
4,600,000		CSX Corp	5.500	04/15/41	4,488
10,312,000		Delta Air Lines, Inc	7.110	09/18/11	10,427
2,500,000		Delta Air Lines, Inc	7.710	09/18/11	2,525

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$5,000,000	e	Delta Air Lines, Inc	6.420%	07/02/12	$5,150
8,550,000		Delta Air Lines, Inc	5.300	04/15/19	8,550
2,500,000		FedEx Corp	7.380	01/15/14	2,853
2,500,000		Norfolk Southern Corp	5.750	01/15/16	2,843
5,000,000		Norfolk Southern Corp	5.900	06/15/19	5,733
2,500,000		Norfolk Southern Corp	5.590	05/17/25	2,701
4,815,000		Norfolk Southern Corp	5.640	05/17/29	5,108
10,000,000	g	Southwest Airlines Co	10.500	12/15/11	10,383
		United Parcel Service of America, Inc (Step Bond 8.375%
1,360,000		until 04/01/20, 7.620% until 04/01/30)	8.380	04/01/30	1,823
5,000,000		United Parcel Service, Inc	3.130	01/15/21	4,748

		TOTAL TRANSPORTATION			68,874

UTILITIES - 1.1%
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,551
5,000,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	5,717
2,000,000	g	CenterPoint Energy Resources Corp	5.850	01/15/41	2,037
2,000,000		Connecticut Light & Power	5.750	03/01/37	2,077
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,349
8,000,000		Detroit Edison Co	3.900	06/01/21	7,962
5,000,000	i	DTE Energy Co	0.960	06/03/13	5,013
3,245,677	g	Great River Energy	5.830	07/01/17	3,599
850,000		Idaho Power Co	4.750	11/15/12	892
5,000,000		Idaho Power Co	5.500	04/01/33	5,050
2,500,000		Idaho Power Co	6.250	10/15/37	2,782
7,500,000	g	International Transmission Co	4.450	07/15/13	7,833
4,900,000		Kentucky Utilities Co	3.250	11/01/20	4,687
2,000,000		Laclede Gas Co	6.150	06/01/36	2,141
6,000,000		Nevada Power Co	6.650	04/01/36	6,927
1,000,000		Nevada Power Co	5.380	09/15/40	986
3,335,000		Nevada Power Co	5.450	05/15/41	3,316
2,000,000		Nicor, Inc	6.580	02/15/28	2,153
5,000,000		Northeast Utilities	5.650	06/01/13	5,378
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,613
1,600,000		NSTAR Electric Co	5.500	03/15/40	1,654
5,000,000		Pacific Gas & Electric Co	8.250	10/15/18	6,418
4,750,000		Pacific Gas & Electric Co	5.800	03/01/37	4,879
3,750,000		Pacific Gas & Electric Co	5.400	01/15/40	3,639
3,000,000		Pepco Holdings, Inc	2.700	10/01/15	3,016
3,850,000		Portland General Electric Co	6.100	04/15/19	4,467
2,500,000		PPL Electric Utilities Corp	6.250	05/15/39	2,816
620,000		San Diego Gas & Electric Co	6.000	06/01/39	696
1,380,000		San Diego Gas & Electric Co	5.350	05/15/40	1,417
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,396
2,500,000		Tennessee Gas Pipeline Co	8.000	02/01/16	3,022
5,000,000	g	Texas Eastern Transmission LP	4.130	12/01/20	4,948
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,514
1,000,000		Wisconsin Power & Light Co	5.000	07/15/19	1,093

		TOTAL UTILITIES			123,038

		TOTAL CORPORATE BONDS			931,054

		(Cost $886,199)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

GOVERNMENT BONDS 28.1%

AGENCY SECURITIES - 3.9%
		Federal Home Loan Bank (FHLB)
$ 5,500,000		FHLB	5.000%	11/17/17	$6,318
		Federal Home Loan Mortgage Corp (FHLMC)
4,635,000		FHLMC	2.500	04/23/14	4,840
8,579,028		FHLMC	4.000	06/15/34	1,101
25,000,000		FHLMC	0.750	03/28/13	25,128
3,000,000		FHLMC	3.500	05/29/13	3,173
		Federal National Mortgage Association (FNMA)
13,500,000		FNMA	3.000	09/16/14	14,332
10,000,000		FNMA	2.630	11/20/14	10,487
3,000,000		FNMA	2.500	05/15/14	3,132
2,000,000		FNMA	1.130	07/30/12	2,017
6,000,000		FNMA	1.250	08/20/13	6,082
22,636,414		AMAL Ltd	3.470	08/21/21	22,942
7,685,288		Cal Dive I- Title XI, Inc	4.930	02/01/27	8,140
9,000,199		COP I LLC	3.610	12/05/21	9,468
6,703,282		COP I LLC	3.650	12/05/21	6,865
11,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	10,835
8,864,162		Gate Capital Cayman Two	3.550	06/11/21	9,018
4,000,000	j	Government Trust Certificate	0.000	04/01/21	2,622
12,000,000	i	India Government AID Bond	0.370	02/01/27	11,126
4,500,000		KeyBank NA	3.200	06/15/12	4,626
5,000,000	g	Montefiore Medical Center	3.900	05/20/27	5,024
14,500,000	m	NCUA Guaranteed Notes	3.450	06/12/21	14,201
4,500,000		New York Community Bank	3.000	12/16/11	4,559
330,434		Overseas Private Investment Corp	5.410	12/15/11	332
3,850,000	j	Overseas Private Investment Corp	0.000	07/12/14	3,959
4,700,000	j	Overseas Private Investment Corp	0.000	07/12/14	5,199
4,500,000	j	Overseas Private Investment Corp	0.000	12/14/14	4,475
3,000,000	j	Overseas Private Investment Corp	0.000	12/14/14	3,333
6,201,563		Overseas Private Investment Corp	3.420	01/15/15	6,459
3,584,322		Overseas Private Investment Corp	3.740	04/15/15	3,746
4,133,075		Overseas Private Investment Corp	5.140	12/15/23	4,583
9,057,885		Overseas Private Investment Corp	4.440	02/27/27	9,273
5,000,000		Overseas Private Investment Corp	3.430	05/15/30	4,671
4,750,000	m	Overseas Private Investment Corp	4.010	05/15/30	4,721
9,420,589		Premier Aircraft Leasing	3.580	02/06/22	9,607
1,050,000		Private Export Funding Corp	4.550	05/15/15	1,169
9,750,000		Private Export Funding Corp	2.130	07/15/16	9,741
8,000,000		Private Export Funding Corp	2.250	12/15/17	7,851
10,000,000		Private Export Funding Corp	4.380	03/15/19	10,831
17,500,000		Private Export Funding Corp	4.300	12/15/21	18,341
2,045,372		Rowan Cos, Inc	3.530	05/01/20	2,120
5,564,042		Rowan Cos, Inc	3.160	07/15/21	5,676
9,153,752		San Clemente Leasing LLC	3.590	08/27/21	9,334

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 8,050,000		State Street Corp	2.150%	04/30/12	$8,178
4,570,857		Tayarra Ltd	3.630	02/15/22	4,675
4,488,756		Tricahue Leasing LLC	3.500	11/19/21	4,549
10,000,000		US Central Federal Credit Union	1.900	10/19/12	10,178
9,000,000		US Department of Housing and Urban Development	5.190	08/01/14	10,133
1,900,000		US Department of Housing and Urban Development	2.200	08/01/15	1,942
8,000,000		US Department of Housing and Urban Development	4.560	08/01/17	8,993
5,007,000		US Department of Housing and Urban Development	5.380	08/01/18	5,752
13,967,000		US Department of Housing and Urban Development	4.960	08/01/20	15,491
13,500,000	e	US Department of Housing and Urban Development	5.050	08/01/21	14,886
5,797,422	g	US Trade Funding Corp	4.260	11/15/14	6,064
5,000,000		Wells Fargo & Co	2.130	06/15/12	5,085
5,000,000		Western Corporate Federal Credit Union	1.750	11/02/12	5,079

		TOTAL AGENCY SECURITIES			412,462

FOREIGN GOVERNMENT BONDS - 2.2%
14,350,000	e,g	Bank of Montreal	2.630	01/25/16	14,603
4,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	4,028
3,900,000		Canada Government International Bond	2.380	09/10/14	4,058
1,250,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	1,273
7,000,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	7,162
24,750,000	e	Council of Europe Development Bank	1.500	01/15/15	24,883
8,500,000		Council of Europe Development Bank	2.750	02/10/15	8,890
2,750,000		Eksportfinans ASA	5.000	02/14/12	2,827
2,000,000		European Investment Bank	4.880	02/15/36	2,062
14,500,000		Hydro Quebec	2.000	06/30/16	14,286
6,082,000		Hydro Quebec	8.400	01/15/22	8,389
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	5,085
2,850,000	e	Italy Government International Bond	5.380	06/12/17	3,094
3,145,000	e,g	National Bank of Canada	1.650	01/30/14	3,190
4,000,000		Province of British Columbia Canada	2.850	06/15/15	4,195
12,000,000		Province of British Columbia Canada	2.100	05/18/16	12,057
5,000,000	e	Province of Manitoba Canada	5.000	02/15/12	5,140
2,000,000		Province of Manitoba Canada	2.130	04/22/13	2,054
10,000,000		Province of Manitoba Canada	1.380	04/28/14	10,093
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	9,863
5,000,000		Province of Nova Scotia Canada	2.380	07/21/15	5,124
10,000,000		Province of Ontario Canada	2.630	01/20/12	10,122
8,700,000		Province of Ontario Canada	4.100	06/16/14	9,423
8,100,000		Province of Ontario Canada	2.950	02/05/15	8,494
9,450,000		Province of Ontario Canada	2.700	06/16/15	9,805
15,000,000	e	Province of Ontario Canada	2.300	05/10/16	15,077
6,000,000		Province of Ontario Canada	4.000	10/07/19	6,234
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,303
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	9,902
5,000,000		Province of Quebec Canada	7.500	09/15/29	6,685

		TOTAL FOREIGN GOVERNMENT BONDS			233,401

MORTGAGE BACKED - 12.3%
		Federal Home Loan Mortgage Corp (FHLMC)
4,218,727	i	FHLMC	5.930	04/01/37	4,566
5,111,740	i	FHLMC	5.000	03/01/37	5,394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,730,401	i	FHLMC	5.620%	08/01/37	$2,909
7,628,467		FHLMC	5.500	08/01/39	8,314
4,352,974	i	FHLMC	5.350	09/01/37	4,630
3,640,417	i	FHLMC	4.110	07/01/36	3,835
2,403,270	i	FHLMC	2.510	02/01/36	2,519
1,416,007	i	FHLMC	2.820	09/01/36	1,483
3,564,107	i	FHLMC	5.730	02/01/37	3,842
4,971,015	i	FHLMC	4.610	09/01/36	5,215
		Federal Home Loan Mortgage Corp Gold (FGLMC)
7,364,133		FGLMC	5.000	09/01/35	7,857
3,703,726		FGLMC	4.500	09/01/35	3,857
3,494,052		FGLMC	4.500	09/01/35	3,638
1,184,605		FGLMC	5.000	10/01/35	1,264
13,526,145		FGLMC	5.500	04/01/36	14,706
862,965		FGLMC	5.000	02/01/36	921
619,714		FGLMC	4.500	12/01/35	645
1,217,076		FGLMC	4.500	09/01/35	1,267
443,266		FGLMC	6.000	05/01/35	491
1,601,020		FGLMC	6.000	05/01/35	1,770
908,544		FGLMC	6.000	05/01/35	1,005
562,032		FGLMC	6.000	05/01/35	621
1,271,950		FGLMC	6.000	08/01/35	1,404
1,277,488		FGLMC	5.500	06/01/35	1,390
3,078,443		FGLMC	7.000	05/01/35	3,571
208,434		FGLMC	6.500	05/01/36	235
8,720,802		FGLMC	6.000	07/01/39	9,672
2,829,861		FGLMC	5.000	07/01/39	3,009
9,011,985		FGLMC	4.500	06/01/39	9,332
43,000,000	h	FGLMC	5.000	07/15/41	45,620
40,000,000	h	FGLMC	4.500	07/15/41	41,319
6,669,490		FGLMC	4.500	12/01/40	6,933
6,021,786		FGLMC	4.500	11/01/40	6,269
5,261,885		FGLMC	4.000	06/01/39	5,275
1,457,818		FGLMC	6.500	11/01/37	1,644
1,775,176		FGLMC	6.000	09/01/37	1,961
1,221,918		FGLMC	6.500	10/01/36	1,379
3,845,790		FGLMC	6.000	02/01/38	4,265
1,565,207		FGLMC	4.500	05/01/39	1,621
1,173,414		FGLMC	6.000	11/01/38	1,290
5,567,911		FGLMC	5.000	04/01/38	5,944
202,090		FGLMC	7.000	10/01/20	234
262,014		FGLMC	4.500	07/01/20	280
977,374		FGLMC	4.500	01/01/20	1,044
7,244,754		FGLMC	4.500	06/01/21	7,736
910,808		FGLMC	5.000	04/01/23	977
1,731,524		FGLMC	4.500	03/01/23	1,838
1,987,098		FGLMC	4.500	06/01/21	2,122
1,518,551		FGLMC	5.000	02/01/19	1,643
2,683,506		FGLMC	4.500	10/01/18	2,868
348,403		FGLMC	6.000	12/01/17	379
200,333		FGLMC	6.500	12/01/16	217
3,118,093		FGLMC	4.500	11/01/18	3,333

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,650,305		FGLMC	5.500%	01/01/19	$1,801
4,338,888		FGLMC	4.500	01/01/19	4,637
3,725,679		FGLMC	4.500	11/01/18	3,982
17,661		FGLMC	7.000	05/01/23	20
2,266,383		FGLMC	5.000	05/01/34	2,420
7,465,299		FGLMC	5.000	01/01/34	7,975
7,868,633		FGLMC	7.000	12/01/33	9,128
1,571,122		FGLMC	6.000	09/01/34	1,738
1,564,148		FGLMC	6.000	05/01/35	1,730
742,945		FGLMC	6.000	05/01/35	821
892,811		FGLMC	5.500	12/01/34	971
6,071,364		FGLMC	5.500	12/01/33	6,609
5,000,000	h	FGLMC	5.000	07/15/41	5,356
1,210,580		FGLMC	4.500	09/01/24	1,284
3,508,193		FGLMC	4.000	07/01/24	3,662
70,013		FGLMC	8.000	01/01/31	83
3,438,632		FGLMC	5.500	09/01/33	3,743
3,471,232		FGLMC	5.500	09/01/33	3,778
2,265,922		FGLMC	4.500	07/01/33	2,364
		Federal National Mortgage Association (FNMA)
8,094,807		FNMA	5.500	10/01/35	8,838
3,632,702		FNMA	5.000	10/01/35	3,878
2,559,468		FNMA	5.000	02/01/36	2,733
1,115,727	i	FNMA	2.380	02/01/36	1,172
8,648,063		FNMA	4.000	10/01/35	8,749
1,792,278		FNMA	4.500	08/01/35	1,867
598,296		FNMA	6.000	07/01/35	660
4,909,685		FNMA	5.000	09/01/35	5,273
3,399,274		FNMA	5.000	08/01/35	3,629
412,108		FNMA	6.500	02/01/36	467
736,940		FNMA	7.000	02/01/37	848
11,643,613	i	FNMA	5.840	01/01/37	12,516
822,646		FNMA	7.000	04/01/37	947
3,048,426		FNMA	6.500	03/01/37	3,458
1,793,484		FNMA	6.000	12/01/36	1,977
3,048,193		FNMA	6.000	03/01/36	3,359
917,795		FNMA	6.500	02/01/36	1,041
1,688,122		FNMA	6.500	09/01/36	1,915
1,145,424	i	FNMA	6.040	07/01/36	1,190
57,459		FNMA	7.500	06/01/35	67
437,190		FNMA	5.500	03/01/35	477
2,067,025		FNMA	5.500	01/01/35	2,250
1,613,687		FNMA	5.500	04/01/35	1,762
1,230,280		FNMA	5.500	04/01/35	1,342
7,077,456		FNMA	5.500	01/01/35	7,727
1,241,332		FNMA	4.500	08/01/34	1,295
51,269		FNMA	4.500	08/01/34	53
490,553		FNMA	6.000	12/01/34	543
46,523		FNMA	4.500	09/01/34	49
1,722,345		FNMA	5.500	04/01/35	1,880
2,674,228		FNMA	5.500	06/01/35	2,920
2,652,734		FNMA	6.000	05/01/35	2,943

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,356,245		FNMA	5.500%	06/01/35	$1,481
1,802,584		FNMA	5.500	06/01/35	1,968
272,915		FNMA	5.500	05/01/35	298
2,782,949		FNMA	5.500	05/01/35	3,038
7,902,898		FNMA	4.500	05/01/35	8,252
343,700		FNMA	5.500	05/01/35	374
685,302		FNMA	5.500	05/01/35	748
701,329		FNMA	6.500	08/01/37	796
4,136,388		FNMA	4.500	08/01/39	4,287
20,308,933		FNMA	4.500	05/01/39	21,048
10,500,000		FNMA	4.000	02/25/40	10,330
9,375,207		FNMA	6.000	09/01/39	10,306
6,128,222		FNMA	4.500	04/01/39	6,351
3,409,863		FNMA	4.500	02/01/39	3,537
1,790,394		FNMA	6.000	01/01/39	1,968
3,607,641		FNMA	4.000	04/01/39	3,621
10,015,075		FNMA	4.500	02/01/39	10,389
36,000,000	h	FNMA	4.000	07/25/41	36,000
9,765,859		FNMA	4.500	11/01/40	10,118
47,000,000	h	FNMA	5.000	07/25/41	49,938
37,000,000	h	FNMA	4.500	07/25/41	38,278
9,801,093		FNMA	4.000	11/01/40	9,815
55,000,000	h	FNMA	6.000	07/25/41	60,414
80,000,000	h	FNMA	5.500	07/25/41	86,500
16,497,422		FNMA	4.500	09/01/40	17,093
22,900,605		FNMA	4.500	09/01/40	23,727
2,176,403		FNMA	6.000	01/01/39	2,392
606,404		FNMA	6.500	09/01/37	688
1,305,210		FNMA	6.500	09/01/37	1,479
352,055		FNMA	6.500	09/01/37	399
609,057		FNMA	6.500	09/01/37	690
2,008,565		FNMA	6.000	09/01/37	2,238
2,397,551		FNMA	6.000	09/01/37	2,672
1,068,223		FNMA	6.500	08/01/37	1,213
1,508,656		FNMA	6.000	09/01/37	1,681
2,703,873		FNMA	6.000	09/01/37	3,013
976,137	i	FNMA	5.880	10/01/37	1,036
2,368,180	i	FNMA	4.940	10/01/38	2,528
290,705		FNMA	6.500	03/01/38	329
1,867,287		FNMA	5.500	01/01/39	2,021
3,233,535		FNMA	4.500	01/01/39	3,354
98,821		FNMA	6.500	03/01/38	112
141,651		FNMA	6.500	01/01/38	160
1,144,391		FNMA	7.000	11/01/37	1,317
864,305		FNMA	6.500	03/01/38	979
57,113		FNMA	6.500	02/01/38	65
42,016		FNMA	4.500	07/01/34	44
98,262		FNMA	4.500	03/01/19	105
600,000		FNMA	4.000	02/25/19	633
879,654		FNMA	4.500	06/01/19	941
421,039		FNMA	4.500	05/01/19	450

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 270,860		FNMA	6.000%	02/01/19	$297
2,481,695		FNMA	5.000	12/01/18	2,683
4,152,008		FNMA	5.500	11/01/18	4,517
257,463		FNMA	6.000	01/01/19	282
2,222,467		FNMA	5.000	01/01/19	2,408
954,489		FNMA	5.000	03/01/20	1,032
3,878,177		FNMA	5.000	07/01/23	4,165
27,572		FNMA	8.000	03/01/23	32
465,200		FNMA	5.500	02/01/24	507
148,847		FNMA	5.000	01/01/24	161
1,685,592		FNMA	4.500	03/01/23	1,792
1,161,012		FNMA	5.000	12/01/20	1,256
420,041		FNMA	4.500	11/01/20	449
3,049,939		FNMA	5.500	08/01/21	3,310
1,458,248		FNMA	5.000	03/01/21	1,576
36,647		FNMA	5.500	05/01/18	40
13,568		FNMA	7.000	04/01/12	14
149		FNMA	7.500	10/01/11	0	^
2,616,854		FNMA	4.440	07/01/13	2,740
27,509		FNMA	5.000	06/01/13	29
725		FNMA	7.500	10/01/11	1
165		FNMA	7.500	08/01/11	0	^
10,000,000	h	FNMA	3.500	12/01/41	9,538
16		FNMA	7.500	10/01/11	0	^
32		FNMA	7.500	09/01/11	0	^
3,577,631		FNMA	4.020	08/01/13	3,739
1,435,410		FNMA	5.000	12/01/17	1,552
620,474		FNMA	6.500	04/01/17	679
242,384		FNMA	5.500	04/01/18	263
266,369		FNMA	6.500	02/01/18	292
143,601		FNMA	6.500	10/01/16	157
4,033,083		FNMA	4.270	06/01/14	4,270
1,572,865		FNMA	4.560	05/01/14	1,676
4,811		FNMA	8.500	11/01/14	5
2,923,608		FNMA	4.530	10/01/14	3,122
4,110,565		FNMA	4.000	05/01/24	4,292
335,449		FNMA	5.000	03/01/34	359
874,945		FNMA	5.000	03/01/34	935
290,341		FNMA	5.000	03/01/34	310
15,087,550		FNMA	5.000	03/01/34	16,125
384,828		FNMA	5.000	03/01/34	411
295,537		FNMA	5.500	12/01/33	322
1,676,002		FNMA	5.500	11/01/33	1,825
92,583		FNMA	7.000	01/01/34	107
703,905		FNMA	5.500	12/01/33	767
2,617,682		FNMA	5.000	04/01/34	2,796
193,453		FNMA	4.500	06/01/34	202
39,935		FNMA	4.500	06/01/34	42
120,405		FNMA	4.500	07/01/34	126
150,138		FNMA	4.500	07/01/34	157
44,730		FNMA	4.500	06/01/34	47
44,795		FNMA	4.500	05/01/34	47

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 666,326		FNMA	4.500%	05/01/34	$695
39,146		FNMA	4.500	06/01/34	41
43,987		FNMA	4.500	05/01/34	46
1,949,662		FNMA	5.500	11/01/33	2,123
1,410,240		FNMA	6.500	07/01/32	1,605
11,964,811		FNMA	5.000	10/01/25	12,881
3,231,626		FNMA	4.500	03/25/33	3,415
224,151		FNMA	5.000	02/01/33	240
8,000,000	h	FNMA	4.500	07/25/41	8,480
2,087,301		FNMA	4.500	08/01/24	2,218
76,147		FNMA	8.000	07/01/24	89
73,000,000	h	FNMA	4.000	07/25/41	76,034
8,212,065		FNMA	4.000	09/01/24	8,574
740,680		FNMA	5.500	07/01/33	807
1,320,847		FNMA	5.500	11/01/33	1,438
1,375,700		FNMA	5.000	11/01/33	1,470
1,713,020		FNMA	5.500	11/01/33	1,865
1,645,988		FNMA	5.500	11/01/33	1,792
883,011		FNMA	5.000	10/01/33	944
935,268		FNMA	5.000	08/01/33	1,000
1,445,152		FNMA	4.500	08/01/33	1,509
1,038,774		FNMA	5.000	10/01/33	1,110
280,845		FNMA	4.500	09/01/33	294
		Government National Mortgage Association (GNMA)
807,272		GNMA	4.500	05/15/39	855
4,431,067		GNMA	4.500	07/20/39	4,676
1,501,448		GNMA	5.000	07/20/39	1,633
1,258,309		GNMA	6.000	08/20/38	1,392
1,969,342		GNMA	6.500	11/20/38	2,223
3,730,743		GNMA	4.500	03/15/39	3,953
1,780,291		GNMA	4.000	08/15/39	1,817
29,000,000	h	GNMA	4.000	07/15/41	29,539
22,000,000	h	GNMA	4.500	07/20/41	23,152
4,886,941		GNMA	6.230	09/15/43	5,162
71,000,000	h	GNMA	4.500	07/15/41	74,927
10,000,000	h	GNMA	6.000	07/15/41	11,141
20,000,000	h	GNMA	5.000	07/20/41	21,691
1,219,118		GNMA	6.000	08/15/38	1,359
11,625		GNMA	6.500	08/15/23	13
212,997		GNMA	6.500	05/20/31	241
841,905		GNMA	5.500	07/15/33	932
61,761		GNMA	9.000	12/15/17	70
38,160		GNMA	8.000	06/15/22	45
40,384		GNMA	6.500	08/15/23	46
542,969		GNMA	6.000	10/20/36	602
2,461,060		GNMA	5.000	04/15/38	2,671
31,000,000	h	GNMA	5.000	07/15/41	33,577
22,000,000	h	GNMA	5.500	07/15/41	24,207
578,513		GNMA	6.000	01/20/37	642
2,881,355		GNMA	5.500	02/15/37	3,175
3,029,259		GNMA	6.000	02/20/37	3,355
1,848,188		National Credit Union Administration	1.840	10/07/20	1,869

		TOTAL MORTGAGE BACKED			1,321,783

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

MUNICIPAL BONDS - 1.6%
$1,760,000		Allegheny County Redevelopment Authority	5.000%	09/01/11	$1,769
5,600,000		American Municipal Power-Ohio, Inc	6.270	02/15/50	5,609
570,000		Atlanta Urban Residential Finance Authority	5.070	12/01/11	579
4,500,000	g	Basin Electric Power Coop	6.130	06/01/41	4,230
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,574
		Chicago Metropolitan Water Reclamation District-Greater
5,000,000		Chicago	5.720	12/01/38	5,193
1,250,000		City & County of Honolulu HI	6.110	07/01/29	1,286
4,000,000		City of Dallas TX	5.080	02/15/22	4,263
1,500,000		City of Dallas TX	5.200	02/15/35	1,476
925,000		City of Eugene OR	6.320	08/01/22	997
5,000,000		City of New York NY	4.500	06/01/15	5,322
1,055,000	j	City of Oakland CA	0.000	12/15/11	1,034
4,750,000		Clean Water Services	5.700	10/01/30	5,037
5,000,000		Commonwealth of Massachusetts	5.460	12/01/39	5,129
55,000		County of Harnett NC	5.150	05/01/12	55
2,050,000		County of Mercer NJ	5.380	02/01/17	2,153
4,000,000		Dallas County Hospital District	5.620	08/15/44	4,129
1,680,000		Douglas County Public Utility District No 1 Wells Hydroelectric	5.110	09/01/18	1,758
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,501
7,980,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,554
3,500,000		Grant County Public Utility District No 2	5.630	01/01/27	3,629
1,900,000		Guadalupe Valley Electric Coop, Inc	5.670	10/01/32	1,622
1,000,000		Kansas Development Finance Authority	4.590	05/01/14	1,064
1,350,000		Kansas Development Finance Authority	4.720	05/01/15	1,464
1,880,000	g	LL & P Wind Energy, Inc	5.220	12/01/12	1,879
7,270,000		Massachusetts Housing Finance Agency	4.780	12/01/20	7,234
5,400,000		Massachusetts St. Water Pollution Abatement	5.190	08/01/40	5,426
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,000
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,137
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,333
1,095,000		New York State Environmental Facilities Corp	4.900	12/15/11	1,113
3,000,000		New York State Urban Development Corp	6.500	12/15/18	3,388
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,505
2,450,000		Ohio State Water Development Authority	4.880	12/01/34	2,389
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,789
3,750,000		State of California	7.630	03/01/40	4,317
5,000,000		State of Connecticut	5.090	10/01/30	4,873
2,050,000		State of Hawaii	4.670	05/01/14	2,213
5,000,000		State of Illinois	4.070	01/01/14	5,167
5,570,000		State of Illinois	4.350	06/01/18	5,375
5,750,000		State of Michigan	4.600	11/01/11	5,821
5,000,000		State of Michigan	2.300	11/01/14	5,047
2,500,000		State of Ohio	5.410	09/01/28	2,589
3,050,000		State of Oregon	5.030	08/01/14	3,365
3,265,000		State of Texas	4.900	08/01/20	3,416
5,000,000		State of Texas	6.070	10/01/29	5,346
4,240,000		State of Washington	5.050	01/01/18	4,314

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,033,000		State of Wisconsin	5.700%	05/01/26	$1,100
5,000,000		Tuolumne Wind Project Authority	6.920	01/01/34	5,168
2,025,000		University Central Fl University Revenues	5.130	10/01/20	1,810
4,900,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	4,669

		TOTAL MUNICIPAL BONDS			175,210

U.S. TREASURY SECURITIES - 8.1%
86,143,000		United States Treasury Bond	8.000	11/15/21	122,660
5,000,000		United States Treasury Bond	6.380	08/15/27	6,475
20,000,000		United States Treasury Bond	5.250	02/15/29	23,078
13,176,000		United States Treasury Bond	5.380	02/15/31	15,443
35,800,000		United States Treasury Bond	3.500	02/15/39	30,743
34,282,500		United States Treasury Bond	3.880	08/15/40	31,390
11,480,500		United States Treasury Bond	4.750	02/15/41	12,203
42,254,000		United States Treasury Note	1.000	12/31/11	42,437
12,750,000		United States Treasury Note	0.880	02/29/12	12,812
4,275,000		United States Treasury Note	0.630	06/30/12	4,292
36,625,000		United States Treasury Note	1.380	11/15/12	37,153
1,400,000		United States Treasury Note	0.500	11/30/12	1,403
14,280,000		United States Treasury Note	1.130	12/15/12	14,441
4,500,000		United States Treasury Note	0.630	02/28/13	4,517
19,750,000		United States Treasury Note	0.500	05/31/13	19,771
2,670,000		United States Treasury Note	3.130	09/30/13	2,824
34,100,000		United States Treasury Note	0.500	10/15/13	34,047
34,030,000		United States Treasury Note	2.250	05/31/14	35,474
4,100,000		United States Treasury Note	0.750	06/15/14	4,095
22,395,000		United States Treasury Note	2.380	08/31/14	23,433
17,585,000		United States Treasury Note	2.130	11/30/14	18,239
14,631,000		United States Treasury Note	2.500	04/30/15	15,344
17,895,000		United States Treasury Note	1.880	06/30/15	18,314
74,579,500		United States Treasury Note	1.250	09/30/15	74,096
106,225,000		United States Treasury Note	1.250	10/31/15	105,329
41,025,000		United States Treasury Note	2.250	03/31/16	42,195
42,650,000		United States Treasury Note	1.750	05/31/16	42,717
15,000,000		United States Treasury Note	1.500	06/30/16	14,817
3,905,000		United States Treasury Note	2.380	05/31/18	3,884
41,685,000		United States Treasury Note	2.630	11/15/20	40,148
19,800,000		United States Treasury Note	3.130	05/15/21	19,744

		TOTAL U.S. TREASURY SECURITIES			873,518

		TOTAL GOVERNMENT BONDS			3,016,374

		(Cost $2,947,312)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.7%
5,000,000		AmeriCredit Automobile Receivables Trust	2.850	08/08/16	4,997
		Series - 2011 1 (Class C)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	1,516
		Series - 2010 5A (Class A)
3,501,139	i	Chase Funding Loan Acquisition Trust	0.760	06/25/34	2,845
		Series - 2004 OPT1 (Class M1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700%	02/25/35	$185
		Series - 2004 2 (Class 1B)
1,973,034	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	1,926
		Series - 2006 15 (Class A2)
558,278	i	Countrywide Home Equity Loan Trust	0.410	02/15/29	355
		Series - 2004 B (Class 1A)
2,084,962	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	2,035
		Series - 2007 MX1 (Class A1)
335,000	g,i	DB/UBS Mortgage Trust	5.470	11/10/46	347
		Series - 2011 LC1A (Class B)
1,715,000	g,i	DB/UBS Mortgage Trust	5.730	11/10/46	1,639
		Series - 2011 LC1A (Class C)
7,887,470	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	7,400
		Series - 2007 1A (Class AF3)
1,500,000		Ford Credit Auto Owner Trust	3.210	07/15/17	1,520
		Series - 2011 A (Class D)
799,324		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	783
		Series - 2006 HLTV (Class A3)
2,282,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,828
		Series - 2006 HLTV (Class A4)
252		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	0	^
		Series - 2007 1 (Class A1F)
8,100,109		Lehman XS Trust	6.500	06/25/46	4,677
		Series - 2006 13 (Class 2A1)
548,422	i	Morgan Stanley ABS Capital I	0.270	01/25/37	534
		Series - 2007 HE2 (Class A2A)
4,010,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	1,937
		Series - 2006 3 (Class AF3)
1,662,513		Residential Asset Mortgage Products, Inc	4.970	09/25/33	1,688
		Series - 2003 RZ5 (Class A7)
940,000	i	Residential Asset Securities Corp	0.620	04/25/35	835
		Series - 2005 KS3 (Class M3)
1,383,308		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	1,366
		Series - 2006 HI5 (Class A2)
9,000,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	7,748
		Series - 2006 HI5 (Class A3)
5,263,436		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	4,941
		Series - 2006 HI3 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	1,759
		Series - 2006 HI1 (Class M1)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	157
		Series - 2006 HI1 (Class M2)
16,028,790		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	14,492
		Series - 2006 HI4 (Class A3)
973,069	i	Securitized Asset Backed Receivables LLC Trust	0.340	03/25/36	918
		Series - 2006 NC2 (Class A2)
1,400,000	g,m	SLM Student Loan Trust	4.370	04/17/28	1,451
		Series - 2011 A (Class A2)
1,750,000	g,m	SLM Student Loan Trust	3.740	02/15/29	1,749
		Series - 2011 B (Class A2)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 2,096,871	i	Soundview Home Equity Loan Trust	0.300%	10/25/36	$2,051
		Series - 2006 EQ1 (Class A2)
2,750,000	g	Vornado DP LLC	5.280	09/13/28	2,608
		Series - 2010 VNO (Class C)
999,215	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	824
		Series - 2006 N1 (Class N1)
1,512,254	g,i	Wachovia Loan Trust	0.550	05/25/35	1,221
		Series - 2005 SD1 (Class A)
1,077,040	i	Wells Fargo Home Equity Trust	0.330	07/25/36	946
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			79,278

OTHER MORTGAGE BACKED - 1.8%
2,415,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	2,182
		Series - 2005 3 (Class AJ)
1,875,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	2,009
		Series - 2006 6 (Class A4)
950,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	944
		Series - 2006 4 (Class AM)
3,220,000	i	Banc of America Commercial Mortgage, Inc	5.820	04/10/49	3,479
		Series - 2007 2 (Class A4)
1,116,134		Bank of America Alternative Loan Trust	5.500	09/25/19	1,114
		Series - 2004 8 (Class 3A1)
1,416,749		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	1,269
		Series - 2005 AC2 (Class 1A)
505,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	544
		Series - 2006 PW14 (Class A4)
2,200,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	2,234
		Series - 2006 PW13 (Class AM)
2,405,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	2,383
		Series - 2006 T24 (Class AM)
2,655,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	2,839
		Series - 2004 T16 (Class A6)
555,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	603
		Series - 2007 PW17 (Class A4)
895,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	973
		Series - 2007 PW18 (Class A4)
877,359		Chase Mortgage Finance Corp	5.500	10/25/35	867
		Series - 2005 S2 (Class A24)
2,515,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	2,484
		Series - 2007 C9 (Class AM)
720,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	791
		Series - 2007 C9 (Class A4)
3,137,326		Countrywide Alternative Loan Trust	5.500	08/25/16	3,085
		Series - 2004 30CB (Class 1A15)
1,924,861		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	1,830
		Series - 2005 6 (Class 1A10)
2,643,020		Countrywide Home Loan Mortgage Pass Through Trust	4.750	09/25/18	2,718
		Series - 2003 35 (Class 1A1)
1,166,142		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	1,147
		Series - 2005 12 (Class 1A5)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 764,792		Countrywide Home Loan Mortgage Pass Through Trust	5.500%	09/25/35	$757
		Series - 2005 J3 (Class 1A1)
1,742,863	g,i	Credit Suisse Mortgage Capital Certificates	0.370	04/15/22	1,617
		Series - 2007 TF2A (Class A1)
4,500,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	4,353
		Series - 2009 RR1 (Class A3C)
1,210,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	1,240
		Series - 2003 C3 (Class B)
2,462,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	2,675
		Series - 2005 C5 (Class A4)
900,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	862
		Series - 2005 C5 (Class AJ)
2,025,901	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	2,043
		Series - 2003 AR1 (Class A5)
15,430,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	15,854
		Series - 2006 GG7 (Class AM)
7,495,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	8,040
		Series - 2007 GG9 (Class A4)
7,190,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	7,715
		Series - 2007 GG11 (Class A4)
1,875,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	2,038
		Series - 2006 GG6 (Class A4)
3,205,000		GS Mortgage Securities Corp II	5.560	11/10/39	3,473
		Series - 2006 GG8 (Class A4)
2,750,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	2,718
		Series - 2010 C1 (Class B)
1,690,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	1,618
		Series - 2010 C2 (Class C)
2,535,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	2,517
		Series - 2010 C2 (Class B)
840,492	i	GSR Mortgage Loan Trust	2.800	01/25/36	792
		Series - 2006 AR1 (Class 2A2)
906,856	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.370	02/15/20	880
		Series - 2006 FL1A (Class A2)
380,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	376
		Series - 2010 C2 (Class B)
775,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	754
		Series - 2010 C2 (Class C)
3,375,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	3,425
		Series - 2006 LDP8 (Class AM)
800,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.480	05/15/45	731
		Series - 2006 LDP8 (Class AJ)
2,125,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.250	07/15/46	1,970
		Series - 2011 C4 (Class C)
4,380,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	4,664
		Series - 2006 LDP9 (Class A3)
2,265,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	2,421
		Series - 2007 CB18 (Class A4)
4,120,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,443
		Series - 2007 LD11 (Class A4)
969,788	i	JP Morgan Mortgage Trust	4.290	04/25/35	960
		Series - 2005 A2 (Class 5A1)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,125,000		LB-UBS Commercial Mortgage Trust	4.740%	02/15/30	$1,202
		Series - 2005 C1 (Class A4)
900,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	972
		Series - 2005 C2 (Class A5)
6,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	6,596
		Series - 2007 C1 (Class A4)
3,975,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	4,236
		Series - 2007 C2 (Class A3)
4,100,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	3,985
		Series - 2007 C1 (Class AM)
2,450,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	2,658
		Series - 2007 C6 (Class A4)
1,430,321		MASTR Asset Securitization Trust	5.000	05/25/35	1,437
		Series - 2005 1 (Class 2A5)
5,800,000	i	Merrill Lynch Mortgage Trust	5.390	11/12/37	6,344
		Series - 2005 CKI1 (Class A6)
1,645,209	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	1,706
		Series - 2005 CIP1 (Class AM)
1,300,000	i	Merrill Lynch Mortgage Trust	5.860	05/12/39	1,437
		Series - 2006 C1 (Class A4)
4,040,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	4,307
		Series - 2006 4 (Class A3)
6,300,000	i	Morgan Stanley Capital I	5.450	02/12/44	6,782
		Series - 2007 HQ11 (Class A4)
940,000	g,i	Morgan Stanley Capital I	5.260	09/15/47	965
		Series - 2011 C1 (Class B)
3,185,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	3,028
		Series - 2011 C1 (Class C)
1,710,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	1,556
		Series - 2011 C1 (Class D)
850,000	i	Morgan Stanley Capital I	5.540	11/12/49	865
		Series - 2007 T25 (Class AM)
1,010,000		Morgan Stanley Capital I	4.770	07/15/56	980
		Series - 0 IQ9 (Class AJ)
2,750,000	g	OBP DEPOSITOR LLC TRUST	4.650	07/15/45	2,854
		Series - 2010 OBP (Class A)
2,215,000	g,i	RBSCF Trust	4.830	04/15/24	2,291
		Series - 2010 MB1 (Class D)
3,102,560		Residential Accredit Loans, Inc	6.000	06/25/36	1,919
		Series - 2006 QS7 (Class A3)
3,179,834	i	Residential Accredit Loans, Inc	0.380	05/25/46	1,996
		Series - 2006 QO5 (Class 2A1)
1,851,548	i	Residential Funding Mortgage Securities I, Inc	3.000	08/25/35	1,644
		Series - 2005 SA3 (Class 2A1)
598,104	i	Structured Adjustable Rate Mortgage Loan Trust	0.570	03/25/35	575
		Series - 2005 6XS (Class A3)
4,040	i	Structured Adjustable Rate Mortgage Loan Trust	5.620	07/25/36	4
		Series - 2006 6 (Class 2A1)
3,390,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	3,065
		Series - 2007 C30 (Class AM)
6,880,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	7,135
		Series - 2006 C26 (Class AM)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 1,060,000	i	Wachovia Bank Commercial Mortgage Trust	5.820%	05/15/46	$999
		Series - 2007 C34 (Class AM)
2,505,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	2,625
		Series - 2007 C31 (Class A5)
1,160,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	1,145
		Series - 2006 C29 (Class AM)
6,385,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	5,395
		Series - 2006 C29 (Class AJ)
2,175,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	2,366
		Series - 2007 C33 (Class A4)
1,745,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	1,881
		Series - 2007 C33 (Class A5)
1,051,072	i	Wells Fargo Mortgage Backed Securities Trust	5.400	03/25/36	1,055
		Series - 2006 AR1 (Class 2A2)

		TOTAL OTHER MORTGAGE BACKED			198,436

		TOTAL STRUCTURED ASSETS			277,714

		(Cost $276,225)

		TOTAL BONDS			4,225,142

		(Cost $4,109,736)

SHARES		COMPANY

COMMON STOCKS - 59.9%

AUTOMOBILES & COMPONENTS - 1.4%
24,300		Aisin Seiki Co Ltd	940
93,201	*	American Axle & Manufacturing Holdings, Inc	1,061
127,203		Bayerische Motoren Werke AG.	12,702
10,771		Bayerische Motoren Werke AG. (Preference)	685
51,856	*	BorgWarner, Inc	4,189
130,600		Denso Corp	4,857
2,559,823	*	Ford Motor Co	35,301
8,129	*,e	Fuel Systems Solutions, Inc	203
189,806		Harley-Davidson, Inc	7,776
305,980		Honda Motor Co Ltd	11,788
743,208		Johnson Controls, Inc	30,962
38,400	*	Modine Manufacturing Co	590
612,300		Nissan Motor Co Ltd	6,435
57,840		Peugeot S.A.	2,595
97,815		Pirelli & C S.p.A.	1,058
95,046		Renault S.A.	5,639
48,870		Superior Industries International, Inc	1,081
112,093	*	Tenneco, Inc	4,940
25,000		Toyota Industries Corp	825
77,972		Volkswagen AG. (Preference)	16,124
102,500	*	Yamaha Motor Co Ltd	1,883

		TOTAL AUTOMOBILES & COMPONENTS	151,634

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

BANKS - 3.3%
7,264		Associated Banc-Corp	$101
429,947	*	Australia & New Zealand Banking Group Ltd	10,192
1,911,833		Banca Intesa S.p.A.	5,091
766,621		Banca Intesa S.p.A. RSP	1,653
864,692		Banco Bilbao Vizcaya Argentaria S.A.	10,150
209,409		Banco Comercial Portugues S.A.	125
993,906		Banco Santander Central Hispano S.A.	11,450
17,096		Bank of Hawaii Corp	795
194,500		Bank of Nova Scotia	11,717
616		Barclays plc	3
921,931		BB&T Corp	24,744
3,237		Capitol Federal Financial	38
3,360		Cathay General Bancorp	55
559,724	*,e	Citizens Republic Bancorp, Inc	386
2,120	e	Columbia Banking System, Inc	37
132,285		Comerica, Inc	4,573
1,101		Commerce Bancshares, Inc	47
301,281		Commonwealth Bank of Australia	16,968
2,000		Community Bank System, Inc	50
700		Cullen/Frost Bankers, Inc	40
73,010	*	Danske Bank AS	1,351
371,719	*	Dexia	1,157
172,388		DNB NOR Holding ASA	2,402
2,420		East West Bancorp, Inc	49
1,247,900		Fifth Third Bancorp	15,911
170,376		First Horizon National Corp	1,625
6,029		First Niagara Financial Group, Inc	80
2,590		Glacier Bancorp, Inc	35
1,710		Hancock Holding Co	53
275,400		Hang Seng Bank Ltd	4,405
2,408,118		HSBC Holdings plc	23,875
223,540		Hudson City Bancorp, Inc	1,831
1,147		International Bancshares Corp	19
90,119		KBC Groep NV	3,536
914,651		Keycorp	7,619
137,449		M&T Bank Corp	12,089
225,479	e	Marshall & Ilsley Corp	1,797
1,800		MB Financial, Inc	35
1,558,700		Mitsubishi UFJ Financial Group, Inc	7,596
3,311,900		Mizuho Financial Group, Inc	5,444
344,419		National Australia Bank Ltd	9,522
6,490		National Penn Bancshares, Inc	51
1,500		NBT Bancorp, Inc	33
175,361	e	New York Community Bancorp, Inc	2,628
567,438		Nordea Bank AB	6,094
19,938		Old National Bancorp	215
600	e	Park National Corp	40
27,943		People’s United Financial, Inc	376
2,500	*	Pinnacle Financial Partners, Inc	39
29,650	*	PMI Group, Inc	32
510,028		PNC Financial Services Group, Inc	30,402
1,940,770	*	Popular, Inc	5,357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

48,979		Provident Financial Services, Inc	$701
39,760	e	Radian Group, Inc	168
1,065,455		Regions Financial Corp	6,606
244,110		Royal Bank of Canada (Toronto)	13,954
3,701,376	*	Royal Bank of Scotland Group plc	2,290
1,000	e	S&T Bancorp, Inc	19
685,000		Shinsei Bank Ltd	685
410,200		Shizuoka Bank Ltd	3,772
1,200	*	Signature Bank	69
155,678		Skandinaviska Enskilda Banken AB (Class A)	1,273
291,341		Standard Chartered plc	7,653
6,990		Sterling Bancshares, Inc	57
5,030	e	Susquehanna Bancshares, Inc	40
23,595	*	SVB Financial Group	1,409
244,510		Svenska Handelsbanken (A Shares)	7,539
2,400	e	TCF Financial Corp	33
122,211		Toronto-Dominion Bank	10,363
1,700	e	Trustmark Corp	40
3,150		Umpqua Holdings Corp	36
2,122,460		UniCredito Italiano S.p.A.	4,493
1,477,363		US Bancorp	37,687
2,724		Webster Financial Corp	57
5,690	*	Western Alliance Bancorp	40
591,023		Westpac Banking Corp	14,180
1,110	e	Wintrust Financial Corp	36
15,516		Zions Bancorporation	373

		TOTAL BANKS	357,486

CAPITAL GOODS - 5.3%
473,101		3M Co	44,875
5,700		A.O. Smith Corp	241
31,650		ACS Actividades Cons y Servicios S.A.	1,494
2,100		Actuant Corp (Class A)	56
66,830		Alfa Laval AB	1,441
2,655	*	American Superconductor Corp	24
422,364		Ametek, Inc	18,964
4,300		Ampco-Pittsburgh Corp	101
5,965		Apogee Enterprises, Inc	76
1,440		Applied Industrial Technologies, Inc	51
57,264	*	ArvinMeritor, Inc	919
291,000		Asahi Glass Co Ltd	3,405
35,700		Assa Abloy AB (Class B)	960
10,969	*	Astec Industries, Inc	406
81,414		Balfour Beatty plc	404
109,330		Barnes Group, Inc	2,712
2,120	*	Beacon Roofing Supply, Inc	48
333,800		Bombardier, Inc	2,405
82,347		Bouygues S.A.	3,621
1,300		Brady Corp (Class A)	42
26,790		Briggs & Stratton Corp	532
23,239	*,e	Builders FirstSource, Inc	50
295,728		Bunzl plc	3,703

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

448,498		Caterpillar, Inc	$47,746
118,516		Cintra Concesiones de Infraestructuras de Transporte S.A.	1,498
1,100		Clarcor, Inc	52
100,374		Compagnie de Saint-Gobain	6,507
27,671		Cooper Industries plc	1,651
223,631		Cummins, Inc	23,144
26,300		Daikin Industries Ltd	932
639,774		Danaher Corp	33,902
378,399		Deere & Co	31,199
2,341		Delek Group Ltd	526
27,716		Dover Corp	1,879
300,673		Eaton Corp	15,470
1,740	*	EMCOR Group, Inc	51
661,442		Emerson Electric Co	37,206
1,280	*	EnPro Industries, Inc	62
1,450		ESCO Technologies, Inc	53
59,100	*	Fanuc Ltd	9,883
34,300	e	Fastenal Co	1,234
3,800		Finning International, Inc	113
39,671		Fluor Corp	2,565
23,380		Fomento de Construcciones y Contratas S.A.	713
2,330		Gardner Denver, Inc	196
8,591		Geberit AG.	2,038
1,350	*	General Cable Corp	57
48,876	*	Gibraltar Industries, Inc	553
1,500		Gorman-Rupp Co	49
63,837		Graco, Inc	3,234
51,754	*	GrafTech International Ltd	1,049
1,240		Granite Construction, Inc	30
32,600		Hitachi Construction Machinery Co Ltd	731
6,000		Hochtief AG.	501
589,979		Illinois Tool Works, Inc	33,327
61,417		Ingersoll-Rand plc	2,789
1,900	*	Insituform Technologies, Inc (Class A)	40
2,300		Insteel Industries, Inc	29
336,346		Invensys plc	1,740
27,700		JS Group Corp	714
119,400		Komatsu Ltd	3,728
358,097		Koninklijke Philips Electronics NV	9,203
288,000		Kubota Corp	2,555
6,983	*	Layne Christensen Co	212
36,587		LB Foster Co (Class A)	1,204
24,220		Lincoln Electric Holdings, Inc	868
11,900	*	Makita Corp	555
267,000		Marubeni Corp	1,774
347,539		Masco Corp	4,181
12,396		Metso Oyj	705
750	*	Middleby Corp	71
323,000		Mitsubishi Electric Corp	3,751
900		MSC Industrial Direct Co (Class A)	60
114,717	*	NCI Building Systems, Inc	1,307
83,000		NGK Insulators Ltd	1,546

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

28,000		Nidec Corp	$2,614
134,820		Nordson Corp	7,395
86,000		NSK Ltd	859
45,000		NWS Holdings Ltd	60
74,893		Orkla ASA	713
80,096	*	Owens Corning, Inc	2,992
235,632		Paccar, Inc	12,038
45,396		Pall Corp	2,553
37,515		Pentair, Inc	1,514
32,969	*	Polypore International, Inc	2,237
176,741		Precision Castparts Corp	29,101
34,002		Quanex Building Products Corp	557
77,762	*	Quanta Services, Inc	1,571
62,526		Rockwell Automation, Inc	5,425
37,308		Roper Industries, Inc	3,108
3,300	*	Rush Enterprises, Inc (Class A)	63
175,680		Sandvik AB	3,078
2,100	*	Sauer-Danfoss, Inc	106
157,500		Scania AB (B Shares)	3,656
91,044		Schneider Electric S.A.	15,202
1,792,500		SembCorp Industries Ltd	7,299
43,912	*	Sensata Technologies Holding BV	1,653
98,000		Shimizu Corp	408
1,310		Simpson Manufacturing Co, Inc	39
41,300		Skanska AB (B Shares)	740
3,270		Smiths Group plc	63
20,075		Snap-On, Inc	1,254
187,768	*	Spirit Aerosystems Holdings, Inc (Class A)	4,131
93,600		Sumitomo Electric Industries Ltd	1,365
312		TAL International Group, Inc	11
99,430		Tennant Co	3,970
1,480		Timken Co	75
69,914		Tredegar Corp	1,283
1,800	*,e	Trex Co, Inc	44
393,151		Tyco International Ltd	19,433
1,070		Universal Forest Products, Inc	26
37,780	*	Vestas Wind Systems AS	877
165,360		Vinci S.A.	10,613
341,990		Volvo AB (B Shares)	5,987
114,769		W.W. Grainger, Inc	17,635
41,532	*	WABCO Holdings, Inc	2,868
730		Watsco, Inc	50
17,580	*	WESCO International, Inc	951
44,700		Westinghouse Air Brake Technologies Corp	2,938
131,715		Wolseley plc	4,299
14,175		Zardoya Otis S.A.	208

		TOTAL CAPITAL GOODS	564,775

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
23,001	*	ACCO Brands Corp	181
41,858		Adecco S.A.	2,687
10,400		Aggreko plc	322

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

164,413		Avery Dennison Corp	$6,351
127,102		Brambles Ltd	988
2,370		Brink’s Co	71
120,569		Capita Group plc	1,385
2,000		CDI Corp	27
5,300		Corporate Executive Board Co	231
188,000		Dai Nippon Printing Co Ltd	2,119
18,020		Deluxe Corp	445
72,846		Dun & Bradstreet Corp	5,502
291,317		Experian Group Ltd	3,711
2,000		Heidrick & Struggles International, Inc	45
8,629		Herman Miller, Inc	235
23,219	e	HNI Corp	583
700	*	IHS, Inc (Class A)	58
65,186		Iron Mountain, Inc	2,222
2,980		Knoll, Inc	60
3,300	*	Korn/Ferry International	73
36,748		Manpower, Inc	1,972
2,100	*	Mobile Mini, Inc	44
36,720	e	Pitney Bowes, Inc	844
77,540		R.R. Donnelley & Sons Co	1,521
15,200		Randstad Holdings NV	703
123,940		Robert Half International, Inc	3,350
53,100		Secom Co Ltd	2,546
5,810		Steelcase, Inc (Class A)	66
44,676	*	Tetra Tech, Inc	1,005
179,000		Toppan Printing Co Ltd	1,389
1,400		United Stationers, Inc	50
2,100		Viad Corp	47
207,266		Waste Management, Inc	7,725

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	48,558

CONSUMER DURABLES & APPAREL - 0.9%
3,048		Adidas-Salomon AG.	242
2,700		American Greetings Corp (Class A)	65
45,900		Burberry Group plc	1,067
32,738		Callaway Golf Co	204
28,420		Christian Dior S.A.	4,466
165,529		Coach, Inc	10,582
341	e	Columbia Sportswear Co	22
80,073		Compagnie Financiere Richemont S.A.	5,247
2,733	*	Deckers Outdoor Corp	241
2,380	e	Ethan Allen Interiors, Inc	51
1,436	*	Fossil, Inc	169
7,100		Gildan Activewear, Inc	250
1,300		Hasbro, Inc	57
293	*	Iconix Brand Group, Inc	7
6,710	e	KB Home	66
1,990	*	Maidenform Brands, Inc	55
339,400		Matsushita Electric Industrial Co Ltd	4,151
503,599		Mattel, Inc	13,844

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

23,800		Movado Group, Inc	$407
360,698		Nike, Inc (Class B)	32,456
197,000		Nikon Corp	4,659
22,800		Oxford Industries, Inc	770
30,030		Phillips-Van Heusen Corp	1,966
2,000		Pool Corp	60
44,000		Sekisui Chemical Co Ltd	376
81,000		Sekisui House Ltd	754
132,000	*	Sharp Corp	1,205
173,100	*	Sony Corp	4,566
9,700	*	Tempur-Pedic International, Inc	658
400	*	Timberland Co (Class A)	17
1,780	*	True Religion Apparel, Inc	52
20,265		Tupperware Corp	1,367
1,150	*,e	Under Armour, Inc (Class A)	89
41,224		VF Corp	4,475
970	*	Warnaco Group, Inc	51
4,391		Whirlpool Corp	357
123,400		Yamaha Corp	1,407

		TOTAL CONSUMER DURABLES & APPAREL	96,478

CONSUMER SERVICES - 1.1%
35,220	*	AFC Enterprises	579
800	*	American Public Education, Inc	36
30,700		Benesse Corp	1,320
1,710	*	BJ’s Restaurants, Inc	90
7,343		Bob Evans Farms, Inc	257
1,020		CEC Entertainment, Inc	41
95,076		Choice Hotels International, Inc	3,172
1,200	*,e	Coinstar, Inc	65
480,983		Compass Group plc	4,638
111,517		Darden Restaurants, Inc	5,549
900		DeVry, Inc	53
1,346	*	DineEquity, Inc	70
3,400	*	Domino’s Pizza, Inc	86
69,691	*,e	Gaylord Entertainment Co	2,091
1,810	*	Jack in the Box, Inc	41
291,754		Marriott International, Inc (Class A)	10,354
669,921		McDonald’s Corp	56,489
12,376	*	O’Charleys, Inc	90
530	*	Panera Bread Co (Class A)	67
1,300	*	Papa John’s International, Inc	43
1,110	*,e	Peet’s Coffee & Tea, Inc	64
930	e	PF Chang’s China Bistro, Inc	37
6,040	*	Ruby Tuesday, Inc	65
29,578	*	Sonic Corp	314
599,510		Starbucks Corp	23,675
124,901		Starwood Hotels & Resorts Worldwide, Inc	6,999
190	e	Strayer Education, Inc	24
2,200		Universal Technical Institute, Inc	43
960		Vail Resorts, Inc	44
6,510		Weight Watchers International, Inc	491

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

29,105		Wyndham Worldwide Corp	$979
85,600		Yum! Brands, Inc	4,729

		TOTAL CONSUMER SERVICES	122,595

DIVERSIFIED FINANCIALS - 3.0%
217,737	*	American Capital Ltd	2,162
808,325		American Express Co	41,791
175,671		Ameriprise Financial, Inc	10,133
1,159,627		Bank of New York Mellon Corp	29,710
131,499		BlackRock, Inc	25,223
535,903		Capital One Financial Corp	27,690
1,407,337		Charles Schwab Corp	23,151
53,782		CME Group, Inc	15,681
41,143		Deutsche Boerse AG.	3,124
605,996		Discover Financial Services	16,210
31,220		Eaton Vance Corp	944
51,550	e	Evercore Partners, Inc (Class A)	1,718
238,862		Franklin Resources, Inc	31,359
570	e	Greenhill & Co, Inc	31
83,871	*	IntercontinentalExchange, Inc	10,460
1,750	*	International Assets Holding Corp	42
418,596		Invesco Ltd	9,795
3,030	*	Investment Technology Group, Inc	42
3,510		Janus Capital Group, Inc	33
1,570		KBW, Inc	29
84,613		Legg Mason, Inc	2,772
454,885	*	MF Global Holdings Ltd	3,521
81,929	*	Nasdaq Stock Market, Inc	2,073
133,016	*	NewStar Financial, Inc	1,421
863,100	*	Nomura Holdings, Inc	4,259
207,483		Northern Trust Corp	9,536
260,365		NYSE Euronext	8,923
7,510	*	PHH Corp	154
15,778	*	Safeguard Scientifics, Inc	298
92,049		SEI Investments Co	2,072
497,483		State Street Corp	22,432
255,882		T Rowe Price Group, Inc	15,440

		TOTAL DIVERSIFIED FINANCIALS	322,229

ENERGY - 6.1%
325,046		Apache Corp	40,106
218,947	*,e	ATP Oil & Gas Corp	3,352
4,366	*	Atwood Oceanics, Inc	193
706,010		BG Group plc	16,031
2,730	*	Brigham Exploration Co	82
108,819		Cabot Oil & Gas Corp	7,216
135,202	*	Cairn Energy plc	902
7,080	*	Cal Dive International, Inc	42
193,317	*	Cameron International Corp	9,722
21,895		CARBO Ceramics, Inc	3,568
5,590	*	Carrizo Oil & Gas, Inc	233
269,200		Cenovus Energy, Inc	10,160

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

670,518		Chesapeake Energy Corp	$19,908
110,102		Cimarex Energy Co	9,900
258,739	*,e	Clean Energy Fuels Corp	3,402
38,527	*	Compagnie Generale de Geophysique S.A.	1,412
48,215	*	Complete Production Services, Inc	1,608
9,953	*	Concho Resources, Inc	914
43,560	*	Contango Oil & Gas Co	2,546
103,000		Cosmo Oil Co Ltd	293
184,621		Crosstex Energy, Inc	2,197
82,168	*,e	CVR Energy, Inc	2,023
6,000	*	Dawson Geophysical Co	205
418,680	*	Denbury Resources, Inc	8,374
419,784	*	Devon Energy Corp	33,083
214,686	e	Diamond Offshore Drilling, Inc	15,116
1,400	*	Dresser-Rand Group, Inc	75
831,538		El Paso Corp	16,797
288,074		Enbridge, Inc	9,367
575,299		ENI S.p.A.	13,634
261,322		EOG Resources, Inc	27,321
350,471		Equitable Resources, Inc	18,407
4,429	*,e	Exterran Holdings, Inc	88
217,086	*	FMC Technologies, Inc	9,723
12,700		Fugro NV	915
128,458		Galp Energia SGPS S.A.	3,064
164,944	*	Global Industries Ltd	904
16,840	*,e	GMX Resources, Inc	75
47,478	*,e	Goodrich Petroleum Corp	874
22,906		Gulf Island Fabrication, Inc	739
58,674	*	Gulfmark Offshore, Inc	2,593
374,826		Hess Corp	28,022
151,299	*,e	Hornbeck Offshore Services, Inc	4,161
1,300		Idemitsu Kosan Co Ltd	139
670		Inpex Holdings, Inc	4,953
49,728	*	ION Geophysical Corp	470
4,180	*	Key Energy Services, Inc	75
35	*,e	Kinder Morgan Management LLC	2
12,938		Lufkin Industries, Inc	1,113
697,138		Marathon Oil Corp	36,725
440,339		National Oilwell Varco, Inc	34,438
101,331		Neste Oil Oyj	1,590
145,045	*	Newfield Exploration Co	9,866
245,777		Nexen, Inc	5,540
119,405	e	Noble Corp	4,706
289,705		Noble Energy, Inc	25,966
5,623	*,e	Northern Oil And Gas, Inc	125
21,736		Oceaneering International, Inc	880
14,886	*	Oil States International, Inc	1,190
133,109		OMV AG.	5,815
516,508		Origin Energy Ltd	8,782
4,321	*	OYO Geospace Corp	432
116,560	*	Parker Drilling Co	682
51,500		Penn West Energy Trust	1,189

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

228,895	*	PetroHawk Energy Corp	$5,647
32,190	*,e	Petroleum Development Corp	963
67,500	*,e	Petroquest Energy, Inc	474
86,690	*	Pioneer Drilling Co	1,321
169,511		Pioneer Natural Resources Co	15,183
280,478		Questar Market Resources, Inc	11,732
104,726	*	Quicksilver Resources, Inc	1,546
91,308		Range Resources Corp	5,068
769,765	*,e	Rentech, Inc	816
293,175		Repsol YPF S.A.	10,169
36,777	*,e	Rex Energy Corp	378
13,890	*	Rosetta Resources, Inc	716
10,704	e	RPC, Inc	263
19,311		Saipem S.p.A.	997
439,137		Santos Ltd	6,403
400		SEACOR Holdings, Inc	40
92,225		SeaDrill Ltd	3,243
229,704	*	Southwestern Energy Co	9,850
1,115,375		Spectra Energy Corp	30,572
82,840		St. Mary Land & Exploration Co	6,087
360,004		Suncor Energy, Inc	14,110
48,703		Sunoco, Inc	2,031
442,000		Talisman Energy, Inc	9,079
6,769		Technip S.A.	726
126,056		Tenaris S.A.	2,882
800	e	Tidewater, Inc	43
191,691		Tullow Oil plc	3,817
117,970	*	Ultra Petroleum Corp	5,403
41,805	*	Unit Corp	2,547
808,745	*	Weatherford International Ltd	15,164
256,884	*,e	Western Refining, Inc	4,642
93,910	*	Whiting Petroleum Corp	5,344

		TOTAL ENERGY	651,281

FOOD & STAPLES RETAILING - 0.8%
114,200		Aeon Co Ltd	1,378
179,256		Carrefour S.A.	7,369
1,300		Casey’s General Stores, Inc	57
3,876		Casino Guichard Perrachon S.A.	365
10,250		Delhaize Group	769
46,668		J Sainsbury plc	247
54,500		Jeronimo Martins SGPS S.A.	1,047
6,988		Kesko Oyj (B Shares)	325
216,057		Koninklijke Ahold NV	2,905
324,205		Kroger Co	8,040
9,800		Lawson, Inc	514
31,000		Loblaw Cos Ltd	1,252
58,366		Metro AG.	3,535
8,100		Metro, Inc	403
1,400		Ruddick Corp	61
416,801		Safeway, Inc	9,741
89,900		Seven & I Holdings Co Ltd	2,418

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

18,582		Spartan Stores, Inc	$363
879,356		Sysco Corp	27,419
1,655,276		Tesco plc	10,695
1,270	*	United Natural Foods, Inc	54
54,543		Whole Foods Market, Inc	3,461
2,600	*	Winn-Dixie Stores, Inc	22
28,443		WM Morrison Supermarkets plc	136
158,072		Woolworths Ltd	4,716

		TOTAL FOOD & STAPLES RETAILING	87,292

FOOD, BEVERAGE & TOBACCO - 2.5%
97,000		Ajinomoto Co, Inc	1,152
25,518		Aryzta AG.	1,371
160,488		Associated British Foods plc	2,792
342,552	e	Campbell Soup Co	11,835
189,544		Coca Cola Hellenic Bottling Co S.A.	5,091
81,324		ConAgra Foods, Inc	2,099
5,450	*	Darling International, Inc	96
1,010	e	Diamond Foods, Inc	77
2,100	e	Flowers Foods, Inc	46
749,368		General Mills, Inc	27,891
78,445	*	Green Mountain Coffee Roasters, Inc	7,002
169,225		Groupe Danone	12,633
350,868		H.J. Heinz Co	18,694
2,100	*	Hain Celestial Group, Inc	70
12,910	*	Hansen Natural Corp	1,045
19,174		Hormel Foods Corp	572
39,375		J.M. Smucker Co	3,010
451,163		Kellogg Co	24,958
24,897		Kerry Group plc (Class A)	1,026
31,000		Kikkoman Corp	327
1,152,986		Kraft Foods, Inc (Class A)	40,620
2,677	e	Lancaster Colony Corp	163
21,747		McCormick & Co, Inc	1,078
28,500		Nisshin Seifun Group, Inc	356
10,900		Nissin Food Products Co Ltd	397
866,867		PepsiCo, Inc	61,054
1,876	*	Ralcorp Holdings, Inc	162
22,200		Saputo, Inc	1,071
582,262		Sara Lee Corp	11,057
11,095	e	Tootsie Roll Industries, Inc	325
890	*	TreeHouse Foods, Inc	49
390,614		Unilever NV	12,820
361,651		Unilever plc	11,669
68,900		Viterra, Inc	749
40,900		Yakult Honsha Co Ltd	1,183

		TOTAL FOOD, BEVERAGE & TOBACCO	264,540

HEALTH CARE EQUIPMENT & SERVICES - 1.9%
478,977		Aetna, Inc	21,118
10,800	*	Amsurg Corp	282
594,946		Baxter International, Inc	35,513

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

320,749		Becton Dickinson & Co	$27,639
39,170	*	Centene Corp	1,392
9,990		Chemed Corp	655
153,834		Cigna Corp	7,912
2,310	*	Conceptus, Inc	27
1,930	*	Coventry Health Care, Inc	70
3,100	*	Gen-Probe, Inc	214
12,050	*	Greatbatch, Inc	323
730	*	Haemonetics Corp	47
5,210	*	Health Management Associates, Inc (Class A)	56
16,830	*	Henry Schein, Inc	1,205
71,929		Hill-Rom Holdings, Inc	3,312
760	*	HMS Holdings Corp	58
100,596		Humana, Inc	8,102
39,913	*,e	Idexx Laboratories, Inc	3,096
1,200	*	Integra LifeSciences Holdings Corp	57
4,500		Invacare Corp	149
48,070	*	Inverness Medical Innovations, Inc	1,760
29,553	*	Kinetic Concepts, Inc	1,703
50,210	*	LifePoint Hospitals, Inc	1,962
1,760		Masimo Corp	52
1,730	*	MedAssets, Inc	23
209,707	*	Medco Health Solutions, Inc	11,853
926,509		Medtronic, Inc	35,699
41,520	*	Molina Healthcare, Inc	1,126
8,672	*	MWI Veterinary Supply, Inc	700
69,800		Olympus Corp	2,355
3,000	*	Omnicell, Inc	47
8,337		Owens & Minor, Inc	288
1,888	*	Palomar Medical Technologies, Inc	21
78,813		Patterson Cos, Inc	2,592
2,500	*	PSS World Medical, Inc	70
22,842	*,e	Resmed, Inc	707
1,120	*	Sirona Dental Systems, Inc	59
40,359		STERIS Corp	1,412
451,147		WellPoint, Inc	35,537
2,100	*	Wright Medical Group, Inc	32

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	209,225

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
254,286		Avon Products, Inc	7,120
9,680		Beiersdorf AG.	629
69,468		Clorox Co	4,685
302,966		Colgate-Palmolive Co	26,482
39,694		Estee Lauder Cos (Class A)	4,175
155		Henkel KGaA	9
156,880		Henkel KGaA (Preference)	10,909
82,007		Herbalife Ltd	4,727
181,200		Kao Corp	4,765
434,428		Kimberly-Clark Corp	28,916
63,795		L’Oreal S.A.	8,279
1,610		Nu Skin Enterprises, Inc (Class A)	60

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,291,894		Procter & Gamble Co	$82,125
152,666		Reckitt Benckiser Group plc	8,432

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	191,313

INSURANCE - 3.3%
323,198		ACE Ltd	21,273
590,554		Aflac, Inc	27,567
777	*	Alleghany Corp	259
4,400		American Equity Investment Life Holding Co	56
1,442,131		AMP Ltd	7,584
59,094	*	Arch Capital Group Ltd	1,886
1,500		Arthur J. Gallagher & Co	43
126,789		Aspen Insurance Holdings Ltd	3,262
421,903		Assicurazioni Generali S.p.A.	8,895
96,941		Assurant, Inc	3,516
18,354		Axis Capital Holdings Ltd	568
840,494	*	Berkshire Hathaway, Inc (Class B)	65,047
435,146		Chubb Corp	27,244
402,055	e	Cincinnati Financial Corp	11,732
128,560		CNP Assurances	2,799
26,101		Delta Lloyd NV	620
1,400	e	Donegal Group, Inc (Class A)	18
2,400		Employers Holdings, Inc	40
49,047		Endurance Specialty Holdings Ltd	2,027
8,696		Everest Re Group Ltd	711
617,347	*	Genworth Financial, Inc (Class A)	6,346
1,200		Harleysville Group, Inc	37
3,500	*	Hilltop Holdings, Inc	31
418,327		Insurance Australia Group Ltd	1,529
353,531		Lincoln National Corp	10,072
5,014	*	Markel Corp	1,990
4,850		Meadowbrook Insurance Group, Inc	48
32,100		Mitsui Sumitomo Insurance Group Holdings, Inc	751
116,855		Montpelier Re Holdings Ltd	2,103
66,386		Muenchener Rueckver AG.	10,134
55,212	*,e	National Financial Partners Corp	637
700	*	Navigators Group, Inc	33
2,927,223		Old Mutual plc	6,266
6,698		PartnerRe Ltd	461
405,332	*	Phoenix Cos, Inc	997
53,051		Platinum Underwriters Holdings Ltd	1,763
335,900		Principal Financial Group	10,218
700	*	ProAssurance Corp	49
874,151		Progressive Corp	18,689
27,412		Protective Life Corp	634
475,757		Prudential Financial, Inc	30,254
849,978		Prudential plc	9,815
700	e	RLI Corp	43
1,347,546		Royal & Sun Alliance Insurance Group plc	2,915
900		Safety Insurance Group, Inc	38
2,400		Selective Insurance Group, Inc	39
5,540		Stancorp Financial Group, Inc	234

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,110,653		Standard Life plc	$3,754
154,753	*	Swiss Re Ltd	8,690
88,990		T&D Holdings, Inc	2,118
509,088		Travelers Cos, Inc	29,722
127,869		W.R. Berkley Corp	4,148
213,122		XL Capital Ltd	4,684

		TOTAL INSURANCE	354,389

MATERIALS - 4.3%
57,558		Agnico-Eagle Mines Ltd	3,639
20,600		Agrium, Inc (Toronto)	1,809
87,628		Air Liquide	12,554
307,860		Air Products & Chemicals, Inc	29,425
21,000		Air Water, Inc	253
6,480		Airgas, Inc	454
19,300		Akzo Nobel NV	1,219
1,136,280		Alcoa, Inc	18,022
66,030		Allegheny Technologies, Inc	4,191
115,692	*	Allied Nevada Gold Corp	4,092
1,087,717		Alumina Ltd	2,491
122,822		AMCOL International Corp	4,687
312,441		Antofagasta plc	6,992
21,600		Aptargroup, Inc	1,131
1,400		Arch Chemicals, Inc	48
203,000		Asahi Kasei Corp	1,368
37,644		Ball Corp	1,448
89,010		BASF AG.	8,725
86,309		Bemis Co, Inc	2,916
372,433		BlueScope Steel Ltd	485
13,556		Boliden AB	250
52,800		Buckeye Technologies, Inc	1,425
1,160		Carpenter Technology Corp	67
1,186	*	Clearwater Paper Corp	81
157,324		Cleveland-Cliffs, Inc	14,545
146,100	*	Coeur d’Alene Mines Corp	3,544
110,909		Commercial Metals Co	1,592
10,420		Compass Minerals International, Inc	897
295,427		CRH plc	6,548
5,992		Domtar Corporation	568
5,800		DSM NV	376
900		Eastman Chemical Co	92
377,192		Ecolab, Inc	21,266
5,690	*	Ferro Corp	76
129,749		Fletcher Building Ltd	928
872,026		Fortescue Metals Group Ltd	5,983
42,065		Fresnillo plc	948
74,210	*,e	General Moly, Inc	331
1,052		Givaudan S.A.	1,113
84,077		H.B. Fuller Co	2,053
41,614		HeidelbergCement AG.	2,661
30,000		Hitachi Metals Ltd	424
2,400		Holmen AB (B Shares)	75

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

49,200		Inmet Mining Corp	$3,540
22,086		Innophos Holdings, Inc	1,078
1,000		International Flavors & Fragrances, Inc	64
206,873		International Paper Co	6,169
48,900		JSR Corp	948
77,699		K+S AG.	5,966
38,000		Kaneka Corp	250
381,800		Kinross Gold Corp	6,029
58,000		Kuraray Co Ltd	850
46,374		Linde AG.	8,136
58,934		Lonmin plc	1,375
121,887	*	Louisiana-Pacific Corp	992
55,925		Lubrizol Corp	7,509
472,418		LyondellBasell Industries AF S.C.A	18,198
102,901		MacArthur Coal Ltd	1,214
231,590		MeadWestvaco Corp	7,714
24,336		Minerals Technologies, Inc	1,613
297,500		Mitsubishi Chemical Holdings Corp	2,108
48,000		Mitsubishi Gas Chemical Co, Inc	352
120,960		Mitsui Chemicals, Inc	441
2,100		Myers Industries, Inc	22
43,294		Nalco Holding Co	1,204
2,220		Neenah Paper, Inc	47
249,083		Newcrest Mining Ltd	10,093
1,793,000		Nippon Steel Corp	5,817
212,000		Nisshin Steel Co Ltd	405
31,500		Nitto Denko Corp	1,601
830,690		Norsk Hydro ASA	6,359
6,330		Novozymes AS (B Shares)	1,031
414,559		Nucor Corp	17,089
1,370	*	OM Group, Inc	56
439,577		OneSteel Ltd	878
43,142		Orica Ltd	1,251
34,763	*	Owens-Illinois, Inc	897
144,425		Oxiana Ltd	2,055
94,500		Potash Corp of Saskatchewan Toronto	5,397
314,717		Praxair, Inc	34,112
1,380		Quaker Chemical Corp	59
30,024		Rautaruukki Oyj	679
15,189		Rock-Tenn Co (Class A)	1,008
152,560	e	Royal Gold, Inc	8,935
13,953		Salzgitter AG.	1,064
850		Schnitzer Steel Industries, Inc (Class A)	49
52,009		Sealed Air Corp	1,237
92,200		Shin-Etsu Chemical Co Ltd	4,942
201,544		Sigma-Aldrich Corp	14,789
53,495		Sims Group Ltd	1,017
10,200		Solvay S.A.	1,575
105,431		Sonoco Products Co	3,746
67,100		Ssab Svenskt Stal AB (Series A)	1,002
600		Stepan Co	43
44,488	*	Stillwater Mining Co	979

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

309,517		Stora Enso Oyj (R Shares)	$3,250
360,000		Sumitomo Chemical Co Ltd	1,798
1,291,000		Sumitomo Metal Industries Ltd	2,900
331,000		Sumitomo Metal Mining Co Ltd	5,438
121,590		Svenska Cellulosa AB (B Shares)	1,714
42,000		Taiyo Nippon Sanso Corp	334
198,900		Teck Cominco Ltd	10,109
74,000		Teijin Ltd	326
68,329	e	Titanium Metals Corp	1,252
305,000		Toray Industries, Inc	2,252
41,000		Tosoh Corp	165
117,300		Toyo Seikan Kaisha Ltd	1,975
268,000		UBE Industries Ltd	807
15,649		Umicore	854
375,904	e	United States Steel Corp	17,308
183,155		UPM-Kymmene Oyj	3,351
56,795	*,e	US Gold Corp	342
45,540		Valspar Corp	1,642
112,777	e	Vulcan Materials Co	4,345
10,800		Wausau Paper Corp	73
260,642		Worthington Industries, Inc	6,021
665,023		Xstrata plc	14,647
264,700		Yamana Gold, Inc	3,090
8,300		Yamato Kogyo Co Ltd	258
20,900		Yara International ASA	1,174

		TOTAL MATERIALS	461,201

MEDIA - 1.1%
1,380		Arbitron, Inc	57
81,510		British Sky Broadcasting plc	1,107
209,579		Cablevision Systems Corp (Class A)	7,589
4,766		Cinemark Holdings, Inc	99
426,216	*	Discovery Communications, Inc (Class A)	17,458
55,452	*	Discovery Communications, Inc (Class C)	2,027
48,307	*	DreamWorks Animation SKG, Inc (Class A)	971
22,077	*	Fisher Communications, Inc	658
9,947		John Wiley & Sons, Inc (Class A)	517
226,343	*	Journal Communications, Inc (Class A)	1,170
11,413		Lagardere S.C.A.	483
276,683	*,e	Liberty Global, Inc (Class A)	12,462
195,819	*,e	New York Times Co (Class A)	1,708
551,411		Pearson plc	10,431
1,550	e	Scholastic Corp	41
171,061		Thomson Corp (Toronto)	6,422
404,062		Time Warner Cable, Inc	31,534
38,064	*,e	Valassis Communications, Inc	1,153
311,054	e	Virgin Media, Inc	9,310
18,736	e	Washington Post Co (Class B)	7,849
25,400		Wolters Kluwer NV	563
683,960		WPP plc	8,569
239,700		Yellow Pages Income Fund	596

		TOTAL MEDIA	122,774

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.5%
940,559		Abbott Laboratories	$49,491
17,804	*	Affymetrix, Inc	141
318,094	*	Agilent Technologies, Inc	16,258
94,231	*	Akorn, Inc	660
353,798		Allergan, Inc	29,454
11,418	*	Amylin Pharmaceuticals, Inc	153
122,112	*,e	Ariad Pharmaceuticals, Inc	1,384
167,180		Astellas Pharma, Inc	6,487
13,508	*,e	Auxilium Pharmaceuticals, Inc	265
298,915	*	Biogen Idec, Inc	31,960
400	*	Bio-Rad Laboratories, Inc (Class A)	48
34,162		Biovail Corp	1,776
1,392,724		Bristol-Myers Squibb Co	40,333
50,897	*	Cepheid, Inc	1,763
171,400		Chugai Pharmaceutical Co Ltd	2,811
118,891	*	Endo Pharmaceuticals Holdings, Inc	4,776
29,826	*,e	Geron Corp	120
851,935	*	Gilead Sciences, Inc	35,278
888,880		GlaxoSmithKline plc	19,052
4,270	*,e	Immunogen, Inc	52
104,026	*,e	Incyte Corp	1,970
1,262,999		Johnson & Johnson	84,014
130,876	*	Life Technologies Corp	6,815
1,644,511		Merck & Co, Inc	58,034
6,209		Merck KGaA	675
235,303	*	Nektar Therapeutics	1,711
83,237	*	Neurocrine Biosciences, Inc	670
361,295		Novartis AG.	22,143
122,745		Novo Nordisk AS (Class B)	15,377
1,100	*	Onyx Pharmaceuticals, Inc	39
152,451		PDL BioPharma, Inc	895
39,797	*	Pharmasset, Inc	4,465
73,809	*	Pozen, Inc	310
27,366	*,e	Progenics Pharmaceuticals, Inc	196
121,925		Roche Holding AG.	20,413
72,210	*	Salix Pharmaceuticals Ltd	2,876
19,327	*,e	Sangamo Biosciences, Inc	114
2,800		Santen Pharmaceutical Co Ltd	114
1,297	*,e	Synta Pharmaceuticals Corp	7
199,600		Takeda Pharmaceutical Co Ltd	9,225
2,390		Techne Corp	199
3,140	*	Theravance, Inc	70
11,024	*	United Therapeutics Corp	607
88,049	*,e	Vivus, Inc	717
65,002	*	Waters Corp	6,223

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	480,141

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 1.7%
55,900		Aeon Mall Co Ltd	$1,354
276,398		AMB Property Corp	9,906
1,500		American Campus Communities, Inc	53
1,229,029		Annaly Capital Management, Inc	22,171
95,822		Boston Properties, Inc	10,172
195,440		British Land Co plc	1,911
320,000		CapitaMall Trust	488
139,998	*	CB Richard Ellis Group, Inc (Class A)	3,515
1,080		Corporate Office Properties Trust	34
198,000		Daiwa House Industry Co Ltd	2,498
2,000,999		DB RREEF Trust	1,896
24,718	e	Digital Realty Trust, Inc	1,527
2,780		Douglas Emmett, Inc	55
183,147		Duke Realty Corp	2,566
1,000		EastGroup Properties, Inc	43
2,600	e	Equity One, Inc	48
11,054		Federal Realty Investment Trust	942
276,111	*	First Industrial Realty Trust, Inc	3,161
1,144	*	Forest City Enterprises, Inc (Class A)	21
2,600		Franklin Street Properties Corp	34
620,224		General Growth Properties, Inc	10,352
297,596		GPT Group (ASE)	1,012
434,069		HCP, Inc	15,926
72,815		Health Care REIT, Inc	3,818
2,000		Healthcare Realty Trust, Inc	41
602,986		Host Marriott Corp	10,221
2,160		Jones Lang LaSalle, Inc	204
1,340		Kilroy Realty Corp	53
279,836		Land Securities Group plc	3,828
1,880		LaSalle Hotel Properties	50
348,312		Liberty International plc	2,235
44,728	e	Liberty Property Trust	1,457
36,619		Macerich Co	1,959
4,400		Medical Properties Trust, Inc	51
14,820		Mid-America Apartment Communities, Inc	1,000
321,032		Mirvac Group	432
305,810		Mitsui Fudosan Co Ltd	5,268
5,168		Post Properties, Inc	211
700		PS Business Parks, Inc	39
808,472		RAIT Investment Trust	1,698
11,900		Regency Centers Corp	523
423,884		Segro plc	2,125
272,154		Simon Property Group, Inc	31,631
987,410		Stockland Trust Group	3,622
18,945		Unibail	4,377
38,235		Ventas, Inc	2,015
135,806		Vornado Realty Trust	12,654
1,500		Washington Real Estate Investment Trust	49

		TOTAL REAL ESTATE	179,246

RETAILING - 2.1%
2,050		Aaron’s, Inc	58
2,050		Advance Auto Parts, Inc	120
83,950		American Eagle Outfitters, Inc	1,070

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

10,610	*	Ann Taylor Stores Corp	$277
45,815	*	Autozone, Inc	13,509
900		Barnes & Noble, Inc	15
172,635	*	Bed Bath & Beyond, Inc	10,077
289,374		Best Buy Co, Inc	9,089
810	*	Blue Nile, Inc	36
4,363	e	Bon-Ton Stores, Inc/the	42
1,200	e	Buckle, Inc	51
8,200		Canadian Tire Corp Ltd	536
50,476	*	Carmax, Inc	1,669
52,582		Chico’s FAS, Inc	801
3,400		Christopher & Banks Corp	20
12,500		Fast Retailing Co Ltd	2,022
2,586		Finish Line, Inc (Class A)	55
51,032		Foot Locker, Inc	1,213
31,240	*,e	GameStop Corp (Class A)	833
473,986		Gap, Inc	8,579
285,917		Genuine Parts Co	15,554
2,200		Haverty Furniture Cos, Inc	25
212,789		Hennes & Mauritz AB (B Shares)	7,337
109,700		Home Retail Group	288
36,700	*	HSN, Inc	1,208
56,720		Inditex S.A.	5,168
129,084		JC Penney Co, Inc	4,459
380,300		Kingfisher plc	1,634
291,488		Kohl’s Corp	14,577
2,871,620		Li & Fung Ltd	5,739
412,406	*	Liberty Media Holding Corp (Interactive A)	6,916
242,300		Limited Brands, Inc	9,316
2,500	*	LKQ Corp	65
1,193,973		Lowe’s Cos, Inc	27,831
101,698		Macy’s, Inc	2,974
3,280		Men’s Wearhouse, Inc	111
94,376		Nordstrom, Inc	4,430
78,565	*	Office Depot, Inc	332
99,751	*,e	Orbitz Worldwide, Inc	248
800	*	O’Reilly Automotive, Inc	52
10,103	*,e	Overstock.com, Inc	154
32,862		Petsmart, Inc	1,491
9,430	*	Pier 1 Imports, Inc	109
29,641	e	RadioShack Corp	395
5,240	*	Sally Beauty Holdings, Inc	90
1,800	*	Shoe Carnival, Inc	54
597,161		Staples, Inc	9,435
3,300		Stein Mart, Inc	32
4,010	*,e	Talbots, Inc	13
688,060		Target Corp	32,277
38,755		Tiffany & Co	3,043
410,862		TJX Companies, Inc	21,582
1,220		Tractor Supply Co	82
1,820	*	Ulta Salon Cosmetics & Fragrance, Inc	118
11,490		Williams-Sonoma, Inc	419

		TOTAL RETAILING	227,630

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
80,003	*	Advanced Energy Industries, Inc	$1,183
769,561	*	Advanced Micro Devices, Inc	5,379
93,138		Analog Devices, Inc	3,645
1,995,890		Applied Materials, Inc	25,967
106,924		ASML Holding NV	3,944
7,922	*	Cabot Microelectronics Corp	368
1,100	*	Cymer, Inc	54
2,380	*	Diodes, Inc	62
76,949	*	Entegris, Inc	779
7,010	*	GT Solar International, Inc	114
7,300	*	Integrated Device Technology, Inc	57
2,780,708		Intel Corp	61,620
4,049	*	IXYS Corp	61
60,054	*	Lattice Semiconductor Corp	392
27,338	*	LTX-Credence Corp	244
3,840		Micrel, Inc	41
22,650		MKS Instruments, Inc	598
478,038	*	Nvidia Corp	7,618
479,006	*	ON Semiconductor Corp	5,015
1,300	e	Power Integrations, Inc	50
21,351	*	RF Micro Devices, Inc	131
15,400		Rohm Co Ltd	884
9,021	*	Rudolph Technologies, Inc	97
16,682	*	Sigma Designs, Inc	127
62,740	*	Skyworks Solutions, Inc	1,442
65,663		STMicroelectronics NV	654
97,575	*,e	Sunpower Corp (Class A)	1,886
32,611	*,e	Sunpower Corp (Class B)	542
4,270	*	Teradyne, Inc	63
1,140,611		Texas Instruments, Inc	37,446
10,500	*	Ultratech, Inc	319

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	160,782

SOFTWARE & SERVICES - 4.0%
627,576		Accenture plc	37,918
490,795	*	Adobe Systems, Inc	15,436
1,660	*	Advent Software, Inc	47
4,609	*,e	Ansys, Inc	252
152,044	*	Autodesk, Inc	5,869
9,500	*	Blackboard, Inc	412
103,131		Broadridge Financial Solutions, Inc	2,482
398,173		CA, Inc	9,094
370,762	*	Cognizant Technology Solutions Corp (Class A)	27,192
95,888	*	Compuware Corp	936
3,620	*	Convergys Corp	49
91,830		Earthlink, Inc	707
2,100		EPIQ Systems, Inc	30
26,663	*	Equinix, Inc	2,693
570		Factset Research Systems, Inc	58

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

3,656	*	Fortinet, Inc	$100
900		Global Payments, Inc	46
122,921	*	Google, Inc (Class A)	62,244
76,290	*	Informatica Corp	4,458
558,507		International Business Machines Corp	95,812
342,940	*	Intuit, Inc	17,784
1,740	*	j2 Global Communications, Inc	49
1,810	*	JDA Software Group, Inc	56
24,926	*	Liquidity Services, Inc	589
40,415	e	Marchex, Inc (Class B)	359
14,350	*	NeuStar, Inc (Class A)	376
165,999		NIC, Inc	2,234
104		NTT Data Corp	346
1,880,572		Oracle Corp	61,889
166,065	*	Rackspace Hosting, Inc	7,098
104,998	*	Salesforce.com, Inc	15,643
212,640		SAP AG.	12,892
851,855	*	Symantec Corp	16,798
15,133	*	Ultimate Software Group, Inc	824
2,370	*,e	Unisys Corp	61
1,734,049	*	Yahoo!, Inc	26,080

		TOTAL SOFTWARE & SERVICES	428,913

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
64,538	*	Acme Packet, Inc	4,526
65,416	*	Aruba Networks, Inc	1,933
11,531	*,e	Avid Technology, Inc	217
20,420	*	Benchmark Electronics, Inc	337
36,913	*,e	Bookham, Inc	248
223,500		Canon, Inc	10,631
3,147,786		Cisco Systems, Inc	49,136
4,800		Cognex Corp	170
129,390	*	Cray, Inc	828
1,858,444	*	Dell, Inc	30,980
2,120	*,e	DG FastChannel, Inc	68
3,605	*	DTS, Inc	146
1,422,705	*	EMC Corp	39,196
76,433	*	Finisar Corp	1,378
15,984	*	Flextronics International Ltd	103
74,500		Fuji Folms Holdings Corp	2,324
592,000		Fujitsu Ltd	3,384
1,283,107		Hewlett-Packard Co	46,706
28,700	*	Ibiden Co Ltd	899
6,100	*	Infinera Corp	42
1,900	*	Ingram Micro, Inc (Class A)	34
22,232	e	InterDigital, Inc	908
22,664	*	Intevac, Inc	231
13,253	*	IPG Photonics Corp	964
1,920	*	Itron, Inc	92
118,500		Konica Minolta Holdings, Inc	990
27,700		Kyocera Corp	2,820
43,645	*	Lexmark International, Inc (Class A)	1,277

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

1,068		Littelfuse, Inc	$63
2,200	e	Molex, Inc	57
73,803	*	Motorola Mobility Holdings, Inc	1,627
407,354	*	Motorola, Inc	18,754
2,100		National Instruments Corp	62
1,910	*	Netgear, Inc	84
1,185,120		Nokia Oyj	7,645
30,400		Omron Corp	845
69,596	*	Oplink Communications, Inc	1,297
40,673		Plantronics, Inc	1,486
1,420	*	Plexus Corp	49
57,360	*	Polycom, Inc	3,688
210,352	*,e	Power-One, Inc	1,704
872,171	*	Quantum Corp	2,878
112,997	*	Radisys Corp	824
109,100	*	Research In Motion Ltd (Canada)	3,154
163,000		Ricoh Co Ltd	1,808
2,500	*	Rofin-Sinar Technologies, Inc	85
1,300	*	Scansource, Inc	49
5,918	*	Seachange International, Inc	64
28,831	*	Smart Modular Technologies WWH, Inc	264
54,795	*,e	STEC, Inc	932
6,268	*	Super Micro Computer, Inc	101
8,445		Sycamore Networks, Inc	188
17,463	*,e	Synaptics, Inc	449
20,700		TDK Corp	1,142
3,600	*	Tech Data Corp	176
217,465		Tellabs, Inc	1,003
37,576	*	Trimble Navigation Ltd	1,490
11,800	*	TTM Technologies, Inc	189
2,300	*,e	Universal Display Corp	81
2,292,010		Xerox Corp	23,860

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	276,666

TELECOMMUNICATION SERVICES - 1.8%
513,840	*	American Tower Corp (Class A)	26,889
107,000		BCE, Inc	4,196
711,517		CenturyTel, Inc	28,767
161,417	*	Cincinnati Bell, Inc	536
158,692	*	Crown Castle International Corp	6,473
434,230		France Telecom S.A.	9,233
1,634,758		Frontier Communications Corp	13,192
894		KDDI Corp	6,432
333,554	*	MetroPCS Communications, Inc	5,740
2,950	*	Neutral Tandem, Inc	51
177,913	*	NII Holdings, Inc (Class B)	7,540
4,926		NTT DoCoMo, Inc	8,798
219,990		Portugal Telecom SGPS S.A.	2,163
54,500		Rogers Communications, Inc (Class B)	2,158
12,564	*	SBA Communications Corp (Class A)	480
50,700		Softbank Corp	1,920
3,610,332	*	Sprint Nextel Corp	19,460

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

20,557		Swisscom AG.	$9,424
2,598,797		Telecom Italia S.p.A.	3,615
35,000		Telekom Austria AG.	447
118,822		Telenor ASA	1,945
485,994		TeliaSonera AB	3,565
62,269	*	tw telecom inc (Class A)	1,278
2,448	*	US Cellular Corp	119
8,691,163		Vodafone Group plc	23,046
819,839	e	Windstream Corp	10,625

		TOTAL TELECOMMUNICATION SERVICES	198,092

TRANSPORTATION - 1.8%
173,946		Abertis Infraestructuras S.A.	3,882
800		Allegiant Travel Co	40
1,490		Arkansas Best Corp	35
639,647		Auckland International Airport Ltd	1,181
89,378		Autostrade S.p.A.	1,903
79,000		Canadian National Railway Co	6,319
14,500		Canadian Pacific Railway Ltd	905
1,201,000		Cathay Pacific Airways Ltd	2,794
205		Central Japan Railway Co	1,612
28,110		CH Robinson Worldwide, Inc	2,216
1,119,156		CSX Corp	29,343
411,879	*	Delta Air Lines, Inc	3,777
134,669		Deutsche Lufthansa AG.	2,933
493,298		Deutsche Post AG.	9,483
44,000		East Japan Railway Co	2,520
26,179		Expeditors International Washington, Inc	1,340
303,670		FedEx Corp	28,804
1,613		Fraport AG. Frankfurt Airport Services Worldwide	130
4,700	*	Genesee & Wyoming, Inc (Class A)	276
2,200	e	Heartland Express, Inc	36
66,237	*	International Consolidated Airlines	269
1,100		J.B. Hunt Transport Services, Inc	52
58,048	*	Kansas City Southern Industries, Inc	3,444
153,000		Kawasaki Kisen Kaisha Ltd	535
41,000		Keihin Electric Express Railway Co Ltd	296
46,000		Keio Corp	254
1,100	*	Kirby Corp	62
900		Landstar System, Inc	42
61,000		Mitsui OSK Lines Ltd	328
1,477,197		MTR Corp	5,254
397,952		Norfolk Southern Corp	29,818
95,900		Odakyu Electric Railway Co Ltd	761
9,835		Ryder System, Inc	559
765,498		Southwest Airlines Co	8,741
49,137		TNT NV	416
61,000		Tobu Railway Co Ltd	257
215,000		Tokyu Corp	894
88,331		Transurban Group	496
535,362		United Parcel Service, Inc (Class B)	39,045
105,100		Yamato Transport Co Ltd	1,653

		TOTAL TRANSPORTATION	192,705

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	VALUE (000)

UTILITIES - 2.6%
5,000		Acciona S.A.	$531
149,699		Alliant Energy Corp	6,087
154,309		Atmos Energy Corp	5,131
197,092	*	Calpine Corp	3,179
7,100		Canadian Utilities Ltd	412
289,986		Centerpoint Energy, Inc	5,611
22,260		CH Energy Group, Inc	1,186
19,900		Chugoku Electric Power Co, Inc	345
393,869		Cleco Corp	13,726
804,500		CLP Holdings Ltd	7,137
448,184		Consolidated Edison, Inc	23,861
166,707	*	Contact Energy Ltd	741
24,039		DTE Energy Co	1,202
251,458		Enel Green Power S.p.A	694
275,459		Energias de Portugal S.A.	978
161,985		Gas Natural SDG S.A.	3,393
1,929,675		Hong Kong & China Gas Ltd	4,390
987,020		Iberdrola S.A.	8,781
329,147		Idacorp, Inc	13,001
749,969		International Power plc	3,873
12,040		ITC Holdings Corp	864
30,844		Laclede Group, Inc	1,167
1,800		MDU Resources Group, Inc	41
67,199		MGE Energy, Inc	2,724
1,088,320		National Grid plc	10,714
13,270		New Jersey Resources Corp	592
502,132		NextEra Energy, Inc	28,852
103,323		Nicor, Inc	5,657
686,326		NiSource, Inc	13,898
194,900		Northeast Utilities	6,855
12,740		Northwest Natural Gas Co	575
81,478		NSTAR	3,746
442,404		NV Energy, Inc	6,791
54,813		Oest Elektrizitatswirts AG. (Class A)	2,386
53,397		Oneok, Inc	3,952
1,420	e	Ormat Technologies, Inc	31
897,000		Osaka Gas Co Ltd	3,402
783,258		Pepco Holdings, Inc	15,375
301,011		PG&E Corp	12,651
185,238		Piedmont Natural Gas Co, Inc	5,605
1,700		Portland General Electric Co	43
394,877		PPL Corp	10,989
15,203	e	SCANA Corp	599
455,571		Scottish & Southern Energy plc	10,189
201,367		Sempra Energy	10,648
10,700		Shikoku Electric Power Co, Inc	243
30,331		SJW Corp	735
317,700		Snam Rete Gas S.p.A.	1,880
61,735		South Jersey Industries, Inc	3,353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES		COMPANY	RATE	MATURITY DATE	VALUE (000)

3,065		SP AusNet			$3
10,826		Suez Environnement S.A.			216
179,100		Terna Rete Elettrica Nazionale S.p.A.			833
722,790		Tokyo Gas Co Ltd			3,262
6,500		TransAlta Corp			139
67,641		Veolia Environnement			1,906
47,867		WGL Holdings, Inc			1,842
36,192		Wisconsin Energy Corp			1,135
53,751		Xcel Energy, Inc			1,306

		TOTAL UTILITIES			279,458

		TOTAL COMMON STOCKS			6,429,403

		(Cost $5,166,072)

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
233,115	*	Federal Home Loan Mortgage Corp			688
740,991	*	Federal National Mortgage Association			1,593

		TOTAL BANKS			2,281

		TOTAL PREFERRED STOCKS			2,281

		(Cost $24,353)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
14,175	m	Zardoya Otis S.A.			11

		TOTAL CAPITAL GOODS			11

		TOTAL RIGHTS / WARRANTS			11

		(Cost $9)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 8.0%
GOVERNMENT AGENCY DEBT - 0.2%
	Federal National Mortgage Association (FNMA)
$ 19,700,000	FNMA	0.110%	08/15/11	19,697

	TOTAL GOVERNMENT AGENCY DEBT			19,697

TREASURY DEBT - 6.2%
50,000,000	United States Treasury Bill	0.085%	07/14/11	49,998
60,500,000	United States Treasury Bill	0.090	07/21/11	60,497
65,600,000	United States Treasury Bill	0.105	07/28/11	65,595
83,500,000	United States Treasury Bill	0.050	08/04/11	83,495
179,000,000	United States Treasury Bill	0.045	08/25/11	178,977
3,400,000	United States Treasury Bill	0.096	09/15/11	3,400
30,000,000	United States Treasury Bill	0.093	09/22/11	29,998
28,000,000	United States Treasury Bill	0.046	09/29/11	27,999
18,300,000	United States Treasury Bill	0.050	10/06/11	18,298
17,000,000	United States Treasury Bill	0.055	10/20/11	16,998
22,700,000	United States Treasury Bill	0.096	10/27/11	22,697
28,370,000	United States Treasury Bill	0.065	11/03/11	28,366
10,000,000	United States Treasury Bill	0.085	11/10/11	9,998
9,000,000	United States Treasury Bill	0.105	11/25/11	8,997
6,500,000	United States Treasury Bill	0.301	12/15/11	6,498
50,000,000	United States Treasury Bill	0.065	12/22/11	49,979

	TOTAL TREASURY DEBT			661,790

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
GOVERNMENT AGENCY DEBT - 0.2%
	Federal Home Loan Bank (FHLB)
5,000,000	FHLB	0.045	07/12/11	5,000
20,000,000	FHLB	0.060	08/03/11	19,999

	TOTAL GOVERNMENT AGENCY DEBT			24,999

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 1.4%
$ 30,000,000	United States Treasury Bill	0.001%	08/25/11	$29,996
6,000,000	United States Treasury Bill	0.001	09/22/11	6,000
17,700,000	United States Treasury Bill	0.001	11/10/11	17,696
16,000,000	United States Treasury Bill	0.001	11/25/11	15,995
10,000,000	United States Treasury Bill	0.000	12/22/11	9,996
10,000,000	United States Treasury Bill	0.145	12/15/11	9,996
10,000,000	United States Treasury Bill	0.081	09/01/11	10,000
25,000,000	United States Treasury Bill	0.140	09/08/11	25,000
16,800,000	United States Treasury Bill	0.055	10/13/11	16,798
10,000,000	United States Treasury Bill	0.010	12/08/11	9,997

	TOTAL TREASURY DEBT			151,474
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			176,473

	TOTAL SHORT-TERM INVESTMENTS			857,960

	(Cost $857,927)
	TOTAL INVESTMENTS - 107.2%			11,514,797
	(Cost $10,158,097)
	OTHER ASSETS & LIABILITIES, NET - (7.2)%			(777,047)

	NET ASSETS - 100.0%			$10,737,750

*	Non-income producing.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 the value of these securities amounted to $174,541,000 or 1.6% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.

	Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

SHORT-TERM INVESTMENTS - 100.0%

BANKER’S ACCEPTANCES - 0.0%
$ 580,000	JPMorgan Chase Bank NA	0.210%	10/17/11	$580
2,083,000	JPMorgan Chase Bank NA	0.240	11/17/11	2,081

	TOTAL BANKER’S ACCEPTANCES			2,661

CERTIFICATE OF DEPOSIT - 6.3%
50,000,000	Bank of Montreal	0.120	07/07/11	50,000
30,000,000	Bank of Montreal	0.120	08/04/11	30,000
30,000,000	Bank of Nova Scotia	0.200	07/19/11	30,000
50,000,000	Bank of Nova Scotia	0.190	07/28/11	50,000
50,000,000	Bank of Nova Scotia	0.200	08/05/11	50,000
20,000,000	Bank of Nova Scotia	0.190	09/02/11	20,000
20,000,000	Bank of Nova Scotia	0.160	09/19/11	20,000
25,000,000	Barclays Bank PLC	0.410	12/13/11	25,000
30,000,000	BNP Paribas	0.330	08/04/11	30,000
14,985,000	BNP Paribas	0.350	08/08/11	14,985
50,000,000	BNP Paribas	0.310	09/01/11	50,000
10,000,000	BNP Paribas	0.470	11/01/11	10,002
30,000,000	Canadian Imperial Bank of Commerce	0.240	08/04/11	30,000
50,000,000	Deutsche Bank AG	0.310	08/01/11	50,000
50,000,000	Deutsche Bank AG	0.200	08/18/11	50,000
40,000,000	Toronto-Dominion Bank	0.270	07/07/11	40,000
20,000,000	Toronto-Dominion Bank	0.270	07/07/11	20,000
44,500,000	Toronto-Dominion Bank	0.150	07/21/11	44,500
50,000,000	Toronto-Dominion Bank	0.170	08/15/11	50,000
45,000,000	Toronto-Dominion Bank	0.170	08/18/11	45,000
37,000,000	Toronto-Dominion Bank	0.170	08/23/11	37,000

	TOTAL CERTIFICATE OF DEPOSIT			746,487

COMMERCIAL PAPER - 44.3%
36,900,000	Abbott Laboratories	0.165	07/12/11	36,898
33,000,000	Abbott Laboratories	0.160	07/18/11	32,998
30,000,000	Abbott Laboratories	0.120	07/26/11	29,998
12,340,000	Abbott Laboratories	0.140	08/01/11	12,339
13,440,000	Abbott Laboratories	0.120	08/23/11	13,438
7,300,000	Australia & New Zealand Banking Group Ltd	0.330	08/10/11	7,297
10,000,000	Australia & New Zealand Banking Group Ltd	0.165	09/02/11	9,997
40,000,000	Australia & New Zealand Banking Group Ltd	0.305	09/07/11	39,977
4,440,000	Australia & New Zealand Banking Group Ltd	0.235	11/23/11	4,436
30,000,000	Bank of Montreal	0.150	08/22/11	29,994
20,000,000	Bank of Nova Scotia	0.195	07/08/11	19,999
10,000,000	Bank of Nova Scotia	0.100	07/26/11	9,999
15,000,000	Bank of Nova Scotia	0.180	07/29/11	14,998
5,000,000	Bank of Nova Scotia	0.150	08/09/11	4,999

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 38,585,000	Bank of Nova Scotia	0.125%	08/16/11	$38,579
10,000,000	Bank of Nova Scotia	0.140	08/29/11	9,998
10,620,000	Bank of Nova Scotia	0.180	09/02/11	10,617
20,000,000	Bank of Nova Scotia	0.165	09/26/11	19,992
22,455,000	Barclays US Funding Corp	0.270	07/05/11	22,454
40,000,000	Barclays US Funding Corp	0.270	07/21/11	39,994
10,000,000	Barclays US Funding Corp	0.260	07/25/11	9,998
25,000,000	Barclays US Funding Corp	0.235	09/12/11	24,988
7,000,000	BNP Paribas Finance, Inc	0.270	07/05/11	7,000
23,340,000	BNP Paribas Finance, Inc	0.305	08/19/11	23,330
18,000,000	BNP Paribas Finance, Inc	0.250	09/19/11	17,990
20,000,000	BNP Paribas Finance, Inc	0.240	09/23/11	19,989
25,000,000	BNP Paribas Finance, Inc	0.230	10/03/11	24,985
26,175,000	Coca-Cola Co	0.200	07/06/11	26,174
25,000,000	Coca-Cola Co	0.200	07/19/11	24,998
22,055,000	Coca-Cola Co	0.195	07/20/11	22,053
46,020,000	Coca-Cola Co	0.240	08/03/11	46,010
36,000,000	Coca-Cola Co	0.170	08/22/11	35,991
8,393,000	Coca-Cola Co	0.135	08/23/11	8,391
16,000,000	Coca-Cola Co	0.215	08/24/11	15,995
10,000,000	Coca-Cola Co	0.130	08/26/11	9,998
8,750,000	Coca-Cola Co	0.120	08/30/11	8,748
15,000,000	Coca-Cola Co	0.140	09/07/11	14,996
5,216,000	Coca-Cola Co	0.155	09/09/11	5,214
15,795,000	Coca-Cola Co	0.130	09/14/11	15,791
20,000,000	Coca-Cola Co	0.160	09/16/11	19,993
45,200,000	Coca-Cola Co	0.150	09/20/11	45,184
4,770,000	Coca-Cola Co	0.180	11/03/11	4,767
7,700,000	Colgate-Palmolive Co	0.070	07/07/11	7,700
10,000,000	Colgate-Palmolive Co	0.060	07/21/11	10,000
7,165,000	Colgate-Palmolive Co	0.080	07/22/11	7,165
2,100,000	Commonwealth Bank of Australia	0.150	07/05/11	2,100
15,000,000	Commonwealth Bank of Australia	0.205	07/12/11	14,999
25,000,000	Commonwealth Bank of Australia	0.150	08/08/11	24,996
25,000,000	Commonwealth Bank of Australia	0.190	08/18/11	24,994
89,700,000	Commonwealth Bank of Australia	0.170	08/25/11	89,675
30,000,000	Credit Agricole North America, Inc	0.180	07/01/11	30,000
25,000,000	Credit Agricole North America, Inc	0.245	07/14/11	24,998
20,000,000	Credit Agricole North America, Inc	0.240	07/27/11	19,997
20,000,000	Deutsche Bank Financial, Inc	0.230	07/08/11	19,999
30,000,000	Deutsche Bank Financial, Inc	0.210	07/22/11	29,996
24,655,000	Fairway Finance LLC	0.130	07/08/11	24,654
20,000,000	Fairway Finance LLC	0.160	07/13/11	19,999
21,804,000	Fairway Finance LLC	0.130	07/14/11	21,803
24,835,000	Fairway Finance LLC	0.205	07/19/11	24,832
32,000,000	Fairway Finance LLC	0.170	07/22/11	31,997
12,084,000	Fairway Finance LLC	0.135	07/27/11	12,083
12,141,000	Fairway Finance LLC	0.140	08/08/11	12,139
9,098,000	Fairway Finance LLC	0.180	08/19/11	9,096
47,763,000	Fairway Finance LLC	0.170	09/06/11	47,748
25,015,000	Fairway Finance LLC	0.170	09/07/11	25,007
49,200,000	Falcon Asset Securitization Co LLC	0.150	07/19/11	49,196
10,000,000	Falcon Asset Securitization Co LLC	0.140	07/22/11	9,999

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 20,000,000	Falcon Asset Securitization Co LLC	0.130%	08/02/11	$19,998
36,250,000	Falcon Asset Securitization Co LLC	0.150	08/04/11	36,245
45,000,000	Falcon Asset Securitization Co LLC	0.150	08/09/11	44,993
24,000,000	Falcon Asset Securitization Co LLC	0.160	08/11/11	23,996
19,350,000	Falcon Asset Securitization Co LLC	0.150	08/16/11	19,346
16,000,000	Falcon Asset Securitization Co LLC	0.170	08/24/11	15,996
45,000,000	Falcon Asset Securitization Co LLC	0.170	09/08/11	44,985
20,000,000	General Electric Capital Corp	0.250	07/06/11	19,999
40,000,000	General Electric Capital Corp	0.230	07/12/11	39,997
12,000,000	General Electric Capital Corp	0.120	07/14/11	11,999
40,000,000	General Electric Capital Corp	0.240	07/28/11	39,993
50,000,000	General Electric Capital Corp	0.100	08/02/11	49,995
40,000,000	General Electric Capital Corp	0.120	09/22/11	39,989
22,000,000	General Electric Capital Corp	0.120	09/27/11	21,994
20,000,000	General Electric Capital Corp	0.190	10/11/11	19,989
30,000,000	General Electric Co	0.130	07/01/11	30,000
25,000,000	General Electric Co	0.130	09/28/11	24,992
6,050,000	International Business Machines Corp	0.070	07/12/11	6,050
16,000,000	International Business Machines Corp	0.070	07/18/11	15,999
50,000,000	Johnson & Johnson	0.210	07/06/11	49,998
9,000,000	Johnson & Johnson	0.200	07/13/11	8,999
10,000,000	Johnson & Johnson	0.180	07/26/11	9,999
21,249,000	Johnson & Johnson	0.170	08/03/11	21,245
8,911,000	Johnson & Johnson	0.220	09/06/11	8,907
20,000,000	Johnson & Johnson	0.120	09/07/11	19,995
40,000,000	JPMorgan Chase & Co	0.100	07/11/11	39,999
20,000,000	JPMorgan Chase & Co	0.100	07/12/11	19,999
25,000,000	JPMorgan Chase & Co	0.150	07/13/11	24,999
20,000,000	JPMorgan Chase & Co	0.070	08/22/11	19,998
20,000,000	Jupiter Securitization Co LLC	0.150	07/20/11	19,998
18,400,000	Jupiter Securitization Co LLC	0.140	07/21/11	18,399
15,000,000	Jupiter Securitization Co LLC	0.170	08/16/11	14,997
42,425,000	Jupiter Securitization Co LLC	0.170	08/17/11	42,416
19,000,000	Jupiter Securitization Co LLC	0.170	08/22/11	18,995
25,000,000	Jupiter Securitization Co LLC	0.170	09/08/11	24,992
52,525,000	Lloyds TSB Bank plc	0.275	07/01/11	52,524
25,000,000	Lloyds TSB Bank plc	0.180	07/12/11	24,999
16,500,000	Lloyds TSB Bank plc	0.205	07/19/11	16,498
20,000,000	Lloyds TSB Bank plc	0.235	08/09/11	19,995
1,285,000	Merck & Co, Inc	0.100	08/15/11	1,285
25,000,000	Merck & Co, Inc	0.100	08/30/11	24,996
10,000,000	National Australia Funding (Delaware)	0.190	07/11/11	9,999
5,000,000	National Australia Funding (Delaware)	0.150	08/01/11	4,999
25,000,000	National Australia Funding (Delaware)	0.155	09/02/11	24,993
50,000,000	National Australia Funding(Delaware)	0.255	07/01/11	49,999
8,000,000	National Australia Funding(Delaware)	0.200	07/06/11	8,000
20,000,000	National Australia Funding(Delaware)	0.120	07/12/11	19,999
5,900,000	National Australia Funding(Delaware)	0.165	09/01/11	5,898
25,000,000	National Australia Funding(Delaware)	0.160	09/13/11	24,992
15,000,000	National Australia Funding(Delaware)	0.200	10/05/11	14,992
6,400,000	Nestle Capital Corp	0.225	07/08/11	6,400
45,550,000	Nestle Capital Corp	0.265	07/13/11	45,546
10,000,000	Nestle Capital Corp	0.200	07/14/11	9,999

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 10,000,000	Nestle Capital Corp	0.200%	08/02/11	$9,998
40,000,000	Nestle Capital Corp	0.120	08/09/11	39,995
20,750,000	Nestle Capital Corp	0.190	08/10/11	20,746
48,415,000	Nestle Capital Corp	0.120	08/15/11	48,408
15,600,000	Nestle Capital Corp	0.160	08/24/11	15,596
10,000,000	Nestle Capital Corp	0.110	08/30/11	9,998
18,345,000	Nestle Capital Corp	0.180	09/09/11	18,339
25,000,000	Nestle Capital Corp	0.120	09/12/11	24,994
10,000,000	Nestle Capital Corp	0.205	09/26/11	9,995
22,000,000	Nestle Capital Corp	0.240	10/03/11	21,986
14,200,000	Novartis Finance Corp	0.245	07/14/11	14,199
30,500,000	Novartis Finance Corp	0.260	08/08/11	30,491
30,000,000	Novartis Finance Corp	0.230	09/09/11	29,987
10,000,000	Novartis Finance Corp	0.260	10/11/11	9,993
50,000,000	Old Line Funding LLC	0.210	07/05/11	49,998
16,028,000	Old Line Funding LLC	0.220	07/07/11	16,027
11,900,000	Old Line Funding LLC	0.130	07/08/11	11,900
30,000,000	Old Line Funding LLC	0.130	07/12/11	29,999
25,000,000	Old Line Funding LLC	0.160	07/19/11	24,998
12,750,000	Old Line Funding LLC	0.200	07/25/11	12,748
17,012,000	Old Line Funding LLC	0.180	08/10/11	17,009
20,000,000	Old Line Funding LLC	0.170	08/22/11	19,995
25,024,000	Old Line Funding LLC	0.170	09/13/11	25,015
37,700,000	Old Line Funding LLC	0.170	09/20/11	37,686
45,000,000	Old Line Funding LLC	0.170	09/21/11	44,982
10,000,000	Private Export Funding Corp	0.390	07/05/11	10,000
15,000,000	Private Export Funding Corp	0.400	07/06/11	14,999
25,000,000	Private Export Funding Corp	0.245	07/08/11	24,999
40,000,000	Private Export Funding Corp	0.245	07/15/11	39,996
25,000,000	Private Export Funding Corp	0.260	07/25/11	24,996
20,000,000	Private Export Funding Corp	0.190	08/11/11	19,996
20,000,000	Private Export Funding Corp	0.120	09/19/11	19,995
30,000,000	Private Export Funding Corp	0.150	10/04/11	29,988
12,550,000	Private Export Funding Corp	0.150	10/06/11	12,545
25,000,000	Private Export Funding Corp	0.150	10/24/11	24,988
23,000,000	Private Export Funding Corp	0.150	10/27/11	22,989
51,000,000	Private Export Funding Corp	0.170	11/15/11	50,964
15,000,000	Private Export Funding Corp	0.200	12/01/11	14,987
29,500,000	Procter & Gamble International Funding S.C.A	0.080	07/05/11	29,500
31,550,000	Procter & Gamble International Funding S.C.A	0.085	07/06/11	31,550
4,050,000	Procter & Gamble International Funding S.C.A	0.080	07/12/11	4,050
25,000,000	Procter & Gamble International Funding S.C.A	0.080	07/14/11	24,999
30,000,000	Procter & Gamble International Funding S.C.A	0.090	07/15/11	29,999
30,000,000	Procter & Gamble International Funding S.C.A	0.080	07/19/11	29,999
14,600,000	Procter & Gamble International Funding S.C.A	0.085	07/20/11	14,599
25,000,000	Province of Ontario Canada	0.080	07/29/11	24,998
49,600,000	Province of Ontario Canada	0.110	08/03/11	49,595
25,000,000	Province of Ontario Canada	0.100	09/30/11	24,994
28,100,000	Province of Ontario Canada	0.120	10/25/11	28,089
35,000,000	Rabobank USA Financial Corp	0.270	07/05/11	34,999
50,000,000	Rabobank USA Financial Corp	0.300	08/03/11	49,992
25,000,000	Rabobank USA Financial Corp	0.265	08/05/11	24,994
30,000,000	Rabobank USA Financial Corp	0.350	08/15/11	29,988

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 30,150,000	Rabobank USA Financial Corp	0.340%	09/06/11	$30,131
20,000,000	Rabobank USA Financial Corp	0.345	09/08/11	19,987
27,685,000	Royal Bank of Canada	0.250	08/15/11	27,676
29,000,000	Sheffield Receivables Corp	0.170	07/08/11	28,999
20,000,000	Sheffield Receivables Corp	0.160	07/18/11	19,998
10,000,000	Sheffield Receivables Corp	0.200	07/19/11	9,999
10,000,000	Sheffield Receivables Corp	0.160	07/26/11	9,999
20,000,000	Sheffield Receivables Corp	0.140	07/28/11	19,998
20,000,000	Sheffield Receivables Corp	0.150	08/09/11	19,997
33,000,000	Sheffield Receivables Corp	0.140	08/16/11	32,994
22,000,000	Sheffield Receivables Corp	0.180	08/18/11	21,995
25,000,000	Sheffield Receivables Corp	0.180	08/30/11	24,993
9,000,000	Straight-A Funding LLC	0.200	07/06/11	9,000
29,339,000	Straight-A Funding LLC	0.200	07/06/11	29,338
15,000,000	Straight-A Funding LLC	0.200	07/07/11	15,000
13,500,000	Straight-A Funding LLC	0.200	07/08/11	13,499
10,000,000	Straight-A Funding LLC	0.200	07/11/11	9,999
20,000,000	Straight-A Funding LLC	0.200	07/12/11	19,999
45,000,000	Straight-A Funding LLC	0.190	07/18/11	44,996
19,000,000	Straight-A Funding LLC	0.160	07/26/11	18,998
19,000,000	Straight-A Funding LLC	0.190	08/01/11	18,997
5,003,000	Straight-A Funding LLC	0.170	08/05/11	5,002
25,000,000	Straight-A Funding LLC	0.170	08/09/11	24,995
24,500,000	Straight-A Funding LLC	0.170	08/09/11	24,495
18,500,000	Straight-A Funding LLC	0.170	08/10/11	18,497
20,687,000	Straight-A Funding LLC	0.170	08/10/11	20,683
35,500,000	Straight-A Funding LLC	0.170	08/12/11	35,493
14,257,000	Straight-A Funding LLC	0.160	08/22/11	14,254
48,230,000	Straight-A Funding LLC	0.160	09/02/11	48,216
25,000,000	Toronto-Dominion Holdings USA, Inc	0.150	07/15/11	24,999
15,000,000	Toronto-Dominion Holdings USA, Inc	0.150	07/29/11	14,998
20,000,000	Toronto-Dominion Holdings USA, Inc	0.130	08/11/11	19,997
20,000,000	Toronto-Dominion Holdings USA, Inc	0.150	09/29/11	19,993
25,000,000	Variable Funding Capital Co LLC	0.340	07/05/11	24,999
25,000,000	Variable Funding Capital Co LLC	0.160	07/06/11	24,999
41,700,000	Variable Funding Capital Co LLC	0.160	07/08/11	41,699
45,000,000	Variable Funding Capital Co LLC	0.200	07/14/11	44,997
70,048,000	Variable Funding Capital Co LLC	0.195	07/20/11	70,040
20,000,000	Variable Funding Capital Co LLC	0.150	07/22/11	19,998
10,000,000	Variable Funding Capital Co LLC	0.150	07/28/11	9,999
10,000,000	Variable Funding Capital Co LLC	0.150	08/02/11	9,999
20,000,000	Wal-Mart Stores, Inc	0.070	07/11/11	20,000
20,000,000	Wal-Mart Stores, Inc	0.070	07/13/11	20,000
25,000,000	Wal-Mart Stores, Inc	0.080	07/19/11	24,999
40,000,000	Wal-Mart Stores, Inc	0.080	07/26/11	39,998
4,655,000	Westpac Banking Corp	0.260	07/05/11	4,655
20,000,000	Westpac Banking Corp	0.190	07/25/11	19,997
18,000,000	Westpac Banking Corp	0.195	08/01/11	17,997
30,000,000	Westpac Banking Corp	0.240	08/02/11	29,994
36,431,000	Westpac Banking Corp	0.300	08/08/11	36,419
25,000,000	Westpac Banking Corp	0.230	08/19/11	24,992
31,745,000	Westpac Banking Corp	0.210	09/06/11	31,733
9,100,000	Westpac Banking Corp	0.350	09/07/11	9,094

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 5,800,000	Westpac Banking Corp	0.250%	09/15/11	$5,797
8,000,000	Westpac Banking Corp	0.250	10/06/11	7,995

	TOTAL COMMERCIAL PAPER			5,290,842

FOREIGN GOVERNMENT BONDS - 0.1%
17,600,000	Province of Ontario Canada	2.630	01/20/12	17,810

	TOTAL FOREIGN GOVERNMENT BONDS			17,810

GOVERNMENT AGENCY DEBT - 29.1%
	Federal Farm Credit Bank (FFCB)
325,000	FFCB	0.100	09/07/11	325
4,500,000	FFCB	0.100	11/15/11	4,498
	Federal Home Loan Bank (FHLB)
40,000,000	FHLB	0.080	07/01/11	40,000
8,315,000	FHLB	0.030	07/06/11	8,315
34,377,000	FHLB	0.060	07/13/11	34,376
20,000,000	FHLB	0.045	07/14/11	20,000
78,520,000	FHLB	0.040	07/15/11	78,519
39,600,000	FHLB	0.450	07/20/11	39,599
51,971,000	FHLB	0.050	07/22/11	51,969
39,200,000	FHLB	0.050	07/27/11	39,199
112,705,000	FHLB	0.050	07/29/11	112,699
11,000,000	FHLB	0.060	08/02/11	10,999
82,765,000	FHLB	0.040	08/05/11	82,760
57,400,000	FHLB	0.070	08/10/11	57,395
51,000,000	FHLB	0.070	08/12/11	50,996
179,300,000	FHLB	0.065	08/17/11	179,282
60,126,000	FHLB	0.030	08/19/11	60,121
21,750,000	FHLB	0.070	08/23/11	21,748
114,480,000	FHLB	0.075	08/24/11	114,466
148,995,000	FHLB	0.030	08/26/11	148,977
50,000,000	FHLB	0.090	08/30/11	49,993
1,285,000	FHLB	0.055	08/31/11	1,285
17,900,000	FHLB	0.085	09/06/11	17,897
17,000,000	FHLB	0.090	09/07/11	16,997
108,980,000	FHLB	0.080	09/09/11	108,965
50,000,000	FHLB	0.075	09/14/11	49,992
19,035,000	FHLB	0.040	09/19/11	19,033
73,515,000	FHLB	0.050	09/23/11	73,506
6,500,000	FHLB	0.100	10/14/11	6,498
	Federal Home Loan Mortgage Corp (FHLMC)
4,660,000	FHLMC	0.215	07/08/11	4,660
46,049,000	FHLMC	0.025	07/11/11	46,048
83,670,000	FHLMC	0.035	07/18/11	83,668
8,350,000	FHLMC	0.085	07/20/11	8,350
20,000,000	FHLMC	0.040	07/22/11	20,000
62,204,000	FHLMC	0.050	07/25/11	62,202
10,300,000	FHLMC	0.510	07/27/11	10,300
31,156,000	FHLMC	0.055	08/01/11	31,154
28,025,000	FHLMC	0.070	08/08/11	28,023
46,465,000	FHLMC	0.080	08/10/11	46,461
60,000,000	FHLMC	0.075	08/11/11	59,995
11,738,000	FHLMC	0.080	08/15/11	11,737

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 34,841,000	FHLMC	0.085%	08/22/11	$34,837
125,000,000	FHLMC	0.075	08/29/11	124,984
10,209,000	FHLMC	0.620	09/01/11	10,208
11,850,000	FHLMC	0.050	09/06/11	11,848
1,620,000	FHLMC	0.070	09/12/11	1,620
24,980,000	FHLMC	0.050	09/19/11	24,976
42,100,000	FHLMC	0.055	09/26/11	42,094
75,000,000	FHLMC	0.070	09/27/11	74,986
50,000,000	FHLMC	0.100	10/06/11	49,987
3,600,000	FHLMC	0.075	10/11/11	3,599
10,000,000	FHLMC	0.070	10/12/11	9,998
5,400,000	FHLMC	0.070	10/18/11	5,399
6,720,000	FHLMC	0.070	10/19/11	6,719
2,500,000	FHLMC	0.290	11/04/11	2,497
	Federal National Mortgage Association (FNMA)
50,310,000	FNMA	0.065	07/07/11	50,309
116,150,000	FNMA	0.205	07/13/11	116,145
20,000,000	FNMA	0.040	07/18/11	20,000
56,848,000	FNMA	0.165	07/20/11	56,846
72,081,000	FNMA	0.040	07/21/11	72,079
75,000,000	FNMA	0.050	07/25/11	74,997
80,629,000	FNMA	0.045	07/27/11	80,626
907,000	FNMA	0.100	08/03/11	907
44,948,000	FNMA	0.040	08/08/11	44,944
34,250,000	FNMA	0.070	08/10/11	34,247
4,080,000	FNMA	0.085	08/17/11	4,080
13,400,000	FNMA	0.075	08/22/11	13,399
32,075,000	FNMA	0.075	08/24/11	32,071
167,465,000	FNMA	0.065	08/31/11	167,442
45,810,000	FNMA	0.040	09/07/11	45,806
35,360,000	FNMA	0.050	09/13/11	35,356
32,400,000	FNMA	0.045	09/14/11	32,396
67,015,000	FNMA	0.040	09/15/11	67,009
10,000,000	FNMA	0.050	09/19/11	9,999
67,835,000	FNMA	0.070	09/21/11	67,822
6,830,000	FNMA	0.055	09/22/11	6,829
3,823,000	FNMA	0.100	09/28/11	3,822
40,205,000	FNMA	0.065	10/03/11	40,196
4,800,000	FNMA	0.100	10/04/11	4,799
16,555,000	FNMA	0.070	10/12/11	16,552
26,697,000	FNMA	0.100	10/26/11	26,687
15,195,000	FNMA	0.105	11/23/11	15,189
15,285,000	FNMA	0.110	12/07/11	15,278

	TOTAL GOVERNMENT AGENCY DEBT			3,472,591

TREASURY DEBT - 13.6%
10,000,000	United States Treasury Bill	0.136	07/07/11	10,000
48,530,000	United States Treasury Bill	0.177	07/14/11	48,527
25,000,000	United States Treasury Bill	0.181	07/21/11	24,997
25,000,000	United States Treasury Bill	0.153	08/18/11	24,995
50,000,000	United States Treasury Bill	0.153	08/25/11	49,988
52,000,000	United States Treasury Bill	0.155	09/01/11	51,986
35,000,000	United States Treasury Bill	0.055	10/06/11	34,995

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)

$ 41,600,000		United States Treasury Bill	0.065%	10/13/11	$41,590
53,840,000		United States Treasury Bill	0.156	10/20/11	53,824
57,670,000		United States Treasury Bill	0.075	11/10/11	57,652
168,815,000		United States Treasury Bill	0.090	11/17/11	168,742
58,860,000		United States Treasury Bill	0.096	11/25/11	58,836
44,710,000		United States Treasury Bill	0.085	12/01/11	44,692
9,750,000		United States Treasury Bill	0.065	12/08/11	9,747
25,000,000		United States Treasury Bill	0.078	12/22/11	24,991
20,000,000		United States Treasury Bill	0.105	12/29/11	19,989
32,000,000		United States Treasury Note	1.000	07/31/11	32,020
26,000,000		United States Treasury Note	1.000	08/31/11	26,031
101,650,000		United States Treasury Note	1.000	09/30/11	101,851
149,195,000		United States Treasury Note	1.000	10/31/11	149,609
158,245,000		United States Treasury Note	0.750	11/30/11	158,614
121,815,000		United States Treasury Note	1.130	12/15/11	122,321
52,025,000		United States Treasury Note	1.130	01/15/12	52,298
104,685,000		United States Treasury Note	0.880	01/31/12	105,075
41,000,000		United States Treasury Note	1.380	02/15/12	41,274
55,085,000		United States Treasury Note	0.880	02/29/12	55,321
3,745,000		United States Treasury Note	1.000	03/31/12	3,766
50,000,000		United States Treasury Note	0.750	05/31/12	50,212

		TOTAL TREASURY DEBT			1,623,943

VARIABLE RATE NOTES - 6.6%
		Federal Farm Credit Bank (FFCB)
45,000,000	i	FFCB	0.260	07/15/11	45,000
90,000,000	i	FFCB	0.150	02/13/12	89,997
		Federal Home Loan Bank (FHLB)
120,000,000	i	FHLB	0.090	07/11/11	119,999
100,000,000	i	FHLB	0.270	08/12/11	100,000
120,000,000	i	FHLB	0.160	01/13/12	119,997
		Federal Home Loan Mortgage Corp (FHLMC)
27,400,000	i	FHLMC	0.220	11/07/11	27,405
151,500,000	i	FHLMC	0.070	11/09/11	151,460
100,000,000	i	FHLMC	0.240	01/09/12	100,040
40,000,000	i	Royal Bank of Canada	0.290	01/27/12	40,014

		TOTAL VARIABLE RATE NOTES			793,912

		TOTAL SHORT-TERM INVESTMENTS			11,948,246

		(Cost $11,948,246)

		TOTAL INVESTMENTS - 100.0%			11,948,246
		(Cost $11,948,246)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			4,549

		NET ASSETS - 100.0%			$11,952,795

i		Floating or variable rate security. Coupon rate reflects the rate at period end.

		Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which participants may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	August 12, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	August 12, 2011	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	August 12, 2011	By:	/s/ Virginia M. Wilson
Virginia M. Wilson
Executive Vice President, Chief Financial Officer
and Principal Accounting Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer